DFA INVESTMENT DIMENSIONS GROUP INC.
PORTFOLIO HOLDINGS REPORT
January 31, 2025
(UNAUDITED)
Table of Contents
Definitions of Abbreviations and Footnotes
Emerging Markets Portfolio
Emerging Markets Small Cap Portfolio
Emerging Markets Value Portfolio
Emerging Markets Core Equity Portfolio
U.S. Large Cap Equity Portfolio
DFA Commodity Strategy Portfolio
DFA One-Year Fixed Income Portfolio
DFA Two-Year Global Fixed Income Portfolio
DFA Selectively Hedged Global Fixed Income Portfolio
DFA Short-Term Government Portfolio
DFA Five-Year Global Fixed Income Portfolio
DFA World ex U.S. Government Fixed Income Portfolio
DFA Intermediate Government Fixed Income Portfolio
DFA Short-Term Extended Quality Portfolio
DFA Intermediate-Term Extended Quality Portfolio
DFA Targeted Credit Portfolio
DFA Investment Grade Portfolio
DFA Inflation-Protected Securities Portfolio
DFA Short-Term Municipal Bond Portfolio
DFA Intermediate-Term Municipal Bond Portfolio
DFA Selective State Municipal Bond Portfolio
DFA Short-Term Selective State Municipal Bond Portfolio
DFA California Short-Term Municipal Bond Portfolio
DFA California Intermediate-Term Municipal Bond Portfolio
DFA NY Municipal Bond Portfolio
Dimensional Retirement Income Fund
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations

Table of Contents
CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
3M Swap	Three Month Swap
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual
EURIBOR	Euro Interbank Offered Rate
FRN	Floating Rate Note
GDR	Global Depositary Receipt
GO	General Obligation
PSF-GTD	Public School Fund Guarantee
Q-SBLF	School Bond Qualification and Loan Program
RB	Revenue Bond
REIT	Real Estate Investment Trust
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SD CRED PROG	School District Credit Program
SOFR	Secured Overnight Financing Rate
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollars
SEK	Swedish Krona
SGD	Singapore Dollars
USD	United States Dollars

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
@	Security purchased with cash collateral received from Securities on Loan.

CONTINUED
§	Affiliated Fund.
Ɏ	Represents 7 Day subsidized yield as of 1/31/25
^	Denominated in USD, unless otherwise noted.
(r)	The adjustable rate shown is effective as of January 31, 2025.
∞	Rates reflect the effective yields at purchase date.
Δ	Zero Coupon Security.
¤
Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

Emerging Markets Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Emerging Markets Series	$5,148,576,301
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$5,148,576,301
Summary of the Portfolio's Master Fund's investments as of January 31, 2025, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Small Cap Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Emerging Markets Small Cap Series	$3,494,466,843
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$3,494,466,843
Summary of the Portfolio's Master Fund's investments as of January 31, 2025, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Dimensional Emerging Markets Value Fund	$10,704,886,143
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$10,704,886,143
Summary of the Portfolio's Master Fund's investments as of January 31, 2025, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.6%)
BRAZIL — (3.0%)
*	Allianca Saude e Participacoes SA	18,481	$37,284
	Allied Tecnologia SA	110,840	132,195
	Allos SA	1,706,264	5,547,354
*	Allpark Empreendimentos Participacoes e Servicos SA	71,405	30,179
	Alupar Investimento SA	900,508	4,374,607
	Ambev SA (ABEV US), ADR	3,022,063	5,590,817
*	Ambipar Participacoes e Empreendimentos SA	18,840	424,058
	Anima Holding SA	1,802,879	635,506
	Armac Locacao Logistica E Servicos SA	137,000	115,338
	Atacadao SA	1,445,643	1,531,221
	Auren Energia SA	1,518,612	2,107,433
*	Automob Participacoes SA	2,069,028	109,752
	B3 SA - Brasil Bolsa Balcao	4,106,916	7,863,791
	Banco Bradesco SA (BBDC3 BZ)	1,944,390	3,666,495
	Banco BTG Pactual SA	841,892	4,692,024
	Banco do Brasil SA	4,883,774	23,131,709
	Banco Santander Brasil SA	613,371	2,724,671
	BB Seguridade Participacoes SA	1,509,262	9,953,193
	Bemobi Mobile Tech SA	244,678	566,891
*	Blau Farmaceutica SA	80,747	179,206
	Boa Safra Sementes SA	47,017	86,648
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	402,218	1,560,268
#*	Braskem SA, ADR, Class A	111,668	518,139
	Brava Energia	707,567	2,715,707
	BRF SA	6,554,646	24,551,672
		Shares	Value»
BRAZIL — (Continued)
	Brisanet Servicos de Telecomunicacoes SA	677,047	$315,118
	C&A Modas SA	1,239,948	2,077,171
	Caixa Seguridade Participacoes SA	144,031	361,800
	Camil Alimentos SA	756,666	616,307
	CCR SA	3,387,542	6,509,543
	Centrais Eletricas Brasileiras SA	1,509,708	9,323,220
*	Cia Brasileira de Aluminio	805,427	749,741
*	Cia Brasileira de Distribuicao	1,813,695	837,942
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	806,780	13,055,532
	Cia de Saneamento de Minas Gerais Copasa MG	1,237,611	4,739,476
	Cia De Sanena Do Parana (SAPR11 BZ)	1,369,458	6,010,660
	Cia De Sanena Do Parana (SAPR3 BZ)	873,328	769,610
	Cia Energetica de Minas Gerais (CIG US), Sponsored ADR	369,856	691,630
	Cia Energetica de Minas Gerais (CMIG3 BZ)	1,257,688	3,238,885
	Cia Paranaense de Energia - Copel	1,753,488	2,601,405
	Cia Siderurgica Nacional SA (CSNA3 BZ)	3,113,810	4,843,308
#	Cia Siderurgica Nacional SA (SID US), Sponsored ADR	2,722,363	4,301,334
*	Cogna Educacao SA	13,965,794	3,369,542
	Construtora Tenda SA	690,143	1,697,000
	Cosan SA	2,748,865	3,640,663
	CPFL Energia SA	474,446	2,791,121
	Cruzeiro do Sul Educacional SA	811,575	477,720
	CSU Digital SA	215,633	590,366

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Cury Construtora e Incorporadora SA	768,620	$2,843,501
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,834,683	6,413,801
Ω	Desktop SA	325,970	558,897
	Dexco SA	3,088,908	3,118,481
*	Diagnosticos da America SA	167,757	53,392
	Dimed SA Distribuidora da Medicamentos	551,444	783,187
	Direcional Engenharia SA	532,359	2,621,691
	EcoRodovias Infraestrutura e Logistica SA	1,233,547	1,097,603
	Eletromidia SA	168,158	848,552
*	Embraer SA (EMBR3 BZ)	656,049	6,701,881
*	Embraer SA (ERJ US), Sponsored ADR	905,779	37,109,766
	Empreendimentos Pague Menos SA	1,281,216	690,588
	Energisa SA	1,102,659	7,483,073
*	Eneva SA	2,358,433	4,762,024
	Engie Brasil Energia SA	575,061	3,621,161
*	Enjoei SA	122,799	28,997
	Equatorial Energia SA	2,737,450	14,122,760
	Eternit SA	362,800	325,921
	Even Construtora e Incorporadora SA	826,719	868,585
	Ez Tec Empreendimentos e Participacoes SA	770,701	1,674,849
	Fleury SA	1,549,420	3,139,114
	Fras-Le SA	247,175	915,690
#	Gerdau SA, Sponsored ADR	2,601,477	7,570,299
Ω	GPS Participacoes e Empreendimentos SA	1,048,098	2,688,373
	Grendene SA	1,473,282	1,442,009
*	Grupo Casas Bahia SA	449,813	271,702
	Grupo Mateus SA	2,180,031	2,491,869
	Grupo SBF SA	778,248	1,536,774
	Guararapes Confeccoes SA	666,928	742,927
*Ω	Hapvida Participacoes e Investimentos SA	13,957,871	5,779,904
		Shares	Value»
BRAZIL — (Continued)
*	Hidrovias do Brasil SA	1,797,452	$815,059
	Hypera SA	1,347,320	4,214,373
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	174,582	428,385
	Iochpe Maxion SA	898,657	2,091,313
	Irani Papel e Embalagem SA	623,194	778,453
*	IRB-Brasil Resseguros SA	460,766	4,170,824
	Jalles Machado SA	902,487	711,915
	JBS SA	2,723,270	16,514,692
	JHSF Participacoes SA	2,633,767	1,784,673
	JSL SA	419,265	402,474
	Kepler Weber SA	902,276	1,591,784
	Klabin SA	5,209,277	20,002,597
	Lavvi Empreendimentos Imobiliarios SA	363,254	539,531
	Localiza Rent a Car SA	607,701	3,210,056
	LOG Commercial Properties e Participacoes SA	212,777	688,133
*	Log-in Logistica Intermodal SA	246,000	881,450
*	Lojas Quero-Quero SA	1,627,875	646,242
	Lojas Renner SA	5,431,390	12,686,146
Ω	LWSA SA	2,721,331	1,564,612
	M Dias Branco SA	337,520	1,332,973
*	Magazine Luiza SA	1,044,521	1,333,344
	Mahle Metal Leve SA	64,100	310,955
	Marcopolo SA	914,768	998,660
	Marfrig Global Foods SA	1,321,685	3,593,668
	Melnick Even Desenvolvimento Imobiliario SA	279,106	184,350
	Mills Locacao Servicos e Logistica SA	1,248,913	1,959,691
*	Minerva SA	298,325	247,071
	Moura Dubeux Engenharia SA	371,393	803,280
	Movida Participacoes SA	1,364,346	922,163
*	MPM Corporeos SA	90,300	11,280
*	MRV Engenharia e Participacoes SA	2,764,349	2,667,829
*	Multilaser Industrial SA	34,444	7,308

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Multiplan Empreendimentos Imobiliarios SA	786,639	$3,015,154
	Natura & Co. Holding SA	2,539,725	5,484,438
	Neoenergia SA	522,028	1,674,870
*	Oceanpact Servicos Maritimos SA	194,584	183,128
	Odontoprev SA	1,559,568	3,015,566
*	Oncoclinicas do Brasil Servicos Medicos SA	363,909	132,635
*	Orizon Valorizacao de Residuos SA	187,973	1,332,911
	Ouro Fino Saude Animal Participacoes SA	3,400	10,647
	Pet Center Comercio e Participacoes SA	850,269	682,363
	Petroleo Brasileiro SA (PBR US), Sponsored ADR	762,734	10,838,450
	Petroleo Brasileiro SA (PBRA US), Sponsored ADR	348,573	4,496,592
	Petroleo Brasileiro SA (PETR3 BZ)	16,003,488	114,055,368
	Petroreconcavo SA	1,271,651	3,453,273
	Plano & Plano Desenvolvimento Imobiliario SA	272,300	460,353
	Porto Seguro SA	1,165,320	7,974,118
*	Portobello SA	370,204	231,851
	Positivo Tecnologia SA	637,782	623,153
	PRIO SA	2,973,525	20,856,220
*	Qualicorp Consultoria e Corretora de Seguros SA	761,261	252,709
	Raia Drogasil SA	3,998,182	14,428,634
Ω	Rede D'Or Sao Luiz SA	239,597	1,145,907
	Romi SA	403,722	650,758
	Rumo SA	734,564	2,312,776
	Santos Brasil Participacoes SA	2,688,054	6,062,329
	Sao Carlos Empreendimentos e Participacoes SA	29,500	95,203
	Sao Martinho SA	1,342,496	5,212,350
#	Sendas Distribuidora SA (ASAI US), ADR	112,571	647,283
	Sendas Distribuidora SA (ASAI3 BZ)	6,136,866	7,077,708
		Shares	Value»
BRAZIL — (Continued)
*Ω	Ser Educacional SA	338,381	$308,038
*	Serena Energia SA	690,768	770,665
*	Simpar SA	2,003,944	1,237,881
	SLC Agricola SA	1,406,551	4,178,221
	Smartfit Escola de Ginastica e Danca SA	824,477	2,748,233
#	Suzano SA (SUZ US), Sponsored ADR	59,174	639,081
	Suzano SA (SUZB3 BZ)	2,400,104	25,614,854
	SYN prop e tech SA	241,434	203,259
	Tegma Gestao Logistica SA	242,109	1,250,306
	Telefonica Brasil SA (VIV US), ADR	78,887	696,572
	Telefonica Brasil SA (VIVT3 BZ)	547,193	4,856,718
	TIM SA	2,984,548	7,972,005
	TOTVS SA	864,930	5,040,942
	Transmissora Alianca de Energia Eletrica SA	1,647,439	9,446,476
	Tres Tentos Agroindustrial SA	346,690	943,245
	Trisul SA	450,379	409,222
	Tupy SA	635,515	2,324,982
#	Ultrapar Participacoes SA (UGP US), Sponsored ADR	12,552	35,648
	Ultrapar Participacoes SA (UGPA3 BZ)	2,700,243	7,642,306
	Unifique Telecomunicacoes SA	987,274	582,831
	Unipar Carbocloro SA	63,155	524,126
	Usinas Siderurgicas de Minas Gerais SA Usiminas	625,852	582,581
	Vale SA (VALE US), Sponsored ADR	1,040,592	9,667,100
	Vale SA (VALE3 BZ)	8,041,867	74,542,132
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	492,637	2,009,645
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	1,403,024	1,161,974

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Vibra Energia SA	5,125,738	$14,787,680
	Vittia Fertilizantes E Biologicos SA	27,695	26,444
	Vivara Participacoes SA	360,900	1,323,412
	Vulcabras SA	617,334	1,796,845
	WEG SA	1,828,249	17,218,680
	Wilson Sons SA	612,227	1,777,790
	Wiz Co.	348,603	356,116
	XP, Inc., BDR	22,450	306,554
	YDUQS Participacoes SA	2,115,296	3,710,061
*	Zamp SA	1,881,863	937,059
TOTAL BRAZIL			810,894,338
CHILE — (0.4%)
	Aguas Andinas SA, Class A	11,850,790	3,785,683
	Banco de Chile (BCH US), ADR	323,576	8,005,273
	Banco de Chile (CHILE CI)	8,969,120	1,110,350
	Banco de Credito e Inversiones SA	160,011	4,888,822
	Banco Santander Chile (BSAC US), ADR	286,880	5,855,220
	Besalco SA	2,741,825	1,734,602
	Camanchaca SA	49,415	1,788
*	CAP SA	592,796	3,286,703
	Cencosud SA	4,611,462	11,749,167
	Cencosud Shopping SA	483,138	808,037
	Cia Cervecerias Unidas SA (CCU CI)	127,680	777,649
#	Cia Cervecerias Unidas SA (CCU US), Sponsored ADR	75,722	919,265
	Cia Sud Americana de Vapores SA	41,057,236	2,288,794
*	Clinica Las Condes SA	371	4,729
	Colbun SA	24,454,832	3,291,180
*	Cristalerias de Chile SA	59,157	165,309
	Embotelladora Andina SA, ADR, Class B	87,477	1,705,802
	Empresa Nacional de Telecomunicaciones SA	1,396,787	4,410,422
	Empresas CMPC SA	3,064,114	5,227,992
	Empresas Copec SA	656,039	4,383,438
*	Empresas Hites SA	743,911	56,912
		Shares	Value»
CHILE — (Continued)
	Enel Americas SA (ENELAM CI)	37,095,576	$3,337,401
	Enel Chile SA (ENELCHIL CI)	45,932,753	2,727,812
	Enel Chile SA (ENIC US), ADR	24,772	75,307
*	Engie Energia Chile SA	2,079,222	2,076,591
	Falabella SA	734,096	2,780,145
	Forus SA	455,509	835,944
	Grupo Security SA	6,363,721	1,749,287
	Instituto de Diagnostico SA	4,394	8,658
	Inversiones Aguas Metropolitanas SA	3,027,558	2,354,789
	Inversiones La Construccion SA	231,285	2,058,872
	Latam Airlines Group SA	34,221,452	517,955
	Latam Airlines Group SA, ADR	965	29,375
*	Masisa SA	3,525,317	53,121
	Molibdenos y Metales SA	84,693	328,221
	Multiexport Foods SA	3,567,240	846,862
	Parque Arauco SA	3,253,289	5,585,578
	PAZ Corp. SA	1,378,694	715,291
	Plaza SA	705,989	1,264,563
*	Ripley Corp. SA	6,515,665	1,896,714
	Salfacorp SA	3,627,989	2,197,883
	Sigdo Koppers SA	1,861,026	2,087,060
	SMU SA	14,466,639	2,623,710
	Sociedad Matriz SAAM SA	25,942,048	2,833,947
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	239,745	9,479,517
*	Socovesa SA	1,574,885	141,284
	SONDA SA	4,054,513	1,563,471
	Vina Concha y Toro SA	2,965,338	3,390,419
TOTAL CHILE			118,016,914
CHINA — (24.9%)
	360 Security Technology, Inc., Class A	284,634	434,097
	361 Degrees International Ltd.	7,709,000	4,140,426
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	507,434	1,045,491
Ω	3SBio, Inc.	14,735,500	11,371,319

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	5I5J Holding Group Co. Ltd., Class A	1,880,900	$791,769
	AAC Technologies Holdings, Inc.	6,229,000	32,455,745
	ABA Chemicals Corp., Class A	55,100	46,840
	Accelink Technologies Co. Ltd., Class A	38,635	257,954
*	ADAMA Ltd., Class A	264,600	206,622
*	Addsino Co. Ltd., Class A	359,400	340,661
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	4,480	111,715
	Advanced Technology & Materials Co. Ltd., Class A	528,400	840,742
*	AECC Aero Science & Technology Co. Ltd., Class A	170,400	418,911
	AECC Aero-Engine Control Co. Ltd., Class A	366,687	993,976
	AECC Aviation Power Co. Ltd., Class A	103,572	534,496
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	397,211	560,849
	Aerospace Intelligent Manufacturing Technology Co. Ltd., Class A	181,700	424,420
#*	Agile Group Holdings Ltd.	11,990,465	963,190
#*	Agora, Inc., ADR	92,804	518,774
	Agricultural Bank of China Ltd., Class H	66,539,460	36,647,479
	Aier Eye Hospital Group Co. Ltd., Class A	1,153,434	1,967,326
#*	AIM Vaccine Co. Ltd.	99,400	74,454
*Ω	AInnovation Technology Group Co. Ltd.	604,900	453,808
#*	Air China Ltd., Class H	3,568,000	2,190,775
	Aisino Corp., Class A	519,800	611,834
*	AIX, Inc., Sponsored ADR	171,270	64,723
	Ajisen China Holdings Ltd.	4,413,000	476,979
		Shares	Value»
CHINA — (Continued)
#Ω	AK Medical Holdings Ltd.	2,366,000	$1,371,016
#*Ω	Akeso, Inc.	1,547,000	12,106,995
	Alibaba Group Holding Ltd. (9988 HK)	23,663,866	290,272,344
	Alibaba Group Holding Ltd. (BABA US), Sponsored ADR	697,227	68,913,917
#*	Alibaba Pictures Group Ltd.	91,770,000	6,273,712
#Ω	A-Living Smart City Services Co. Ltd.	4,929,750	1,718,521
*Ω	Alliance International Education Leasing Holdings Ltd.	898,000	24,654
	Allmed Medical Products Co. Ltd., Class A	350,800	463,550
	Aluminum Corp. of China Ltd., Class H	22,100,000	14,224,868
*	Amlogic Shanghai Co. Ltd., Class A	25,848	300,683
	Amoy Diagnostics Co. Ltd., Class A	199,606	574,230
	An Hui Wenergy Co. Ltd., Class A	414,139	410,748
*	ANE Cayman, Inc.	709,000	655,232
#*	Angang Steel Co. Ltd., Class H	14,665,908	2,856,638
	Angel Yeast Co. Ltd., Class A	190,400	909,681
	Anhui Anfu Battery Technology Co. Ltd., Class A	106,562	395,248
	Anhui Anke Biotechnology Group Co. Ltd., Class A	401,600	454,232
	Anhui Conch Cement Co. Ltd., Class H	3,090,000	8,330,300
	Anhui Construction Engineering Group Co. Ltd., Class A	650,516	410,878
	Anhui Expressway Co. Ltd., Class H	2,510,000	3,416,074
	Anhui Guangxin Agrochemical Co. Ltd., Class A	461,472	745,424
	Anhui Gujing Distillery Co. Ltd., Class A	55,302	1,271,360
	Anhui Heli Co. Ltd., Class A	408,400	1,000,675

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	1,008,957	$1,255,568
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	326,795	748,942
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	548,700	412,642
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	89,100	502,696
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	1,286,280	1,028,301
	Anhui Jinhe Industrial Co. Ltd., Class A	210,782	702,632
	Anhui Kouzi Distillery Co. Ltd., Class A	180,428	893,970
*	Anhui Tatfook Technology Co. Ltd., Class A	465,600	706,580
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	495,948	596,532
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	864,000	1,001,057
	Anhui Xinbo Aluminum Co. Ltd., Class A	106,540	240,812
	Anhui Xinhua Media Co. Ltd., Class A	369,800	346,588
	Anhui Yingjia Distillery Co. Ltd., Class A	116,021	896,366
	Anhui Yingliu Electromechanical Co. Ltd., Class A	351,400	1,085,172
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	911,000	1,769,904
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	49,921	1,009,400
	Anjoy Foods Group Co. Ltd., Class A	90,034	938,766
		Shares	Value»
CHINA — (Continued)
	Anker Innovations Technology Co. Ltd., Class A	91,130	$1,368,764
	ANTA Sports Products Ltd.	4,172,400	44,391,139
	Anton Oilfield Services Group	20,948,000	1,824,451
*	Anyang Iron & Steel, Inc., Class A	424,900	106,496
	Aoshikang Technology Co. Ltd., Class A	176,500	594,829
	Aotecar New Energy Technology Co. Ltd., Class A	1,618,700	664,165
*	Aowei Holdings Ltd.	187,000	28,672
	Apeloa Pharmaceutical Co. Ltd., Class A	400,000	837,097
	ApicHope Pharmaceutical Group Co. Ltd.	208,590	456,988
	Appotronics Corp. Ltd., Class A	147,339	289,700
	APT Medical, Inc., Class A	17,024	888,850
	APT Satellite Holdings Ltd.	2,260,000	629,734
	Arcsoft Corp. Ltd., Class A	14,806	100,786
	Arctech Solar Holding Co. Ltd., Class A	34,945	287,649
*Ω	Arrail Group Ltd.	138,000	44,869
*Ω	Ascletis Pharma, Inc.	799,000	417,183
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	246,500	697,196
	Asia Cement China Holdings Corp.	3,848,000	1,150,217
Ω	AsiaInfo Technologies Ltd.	1,446,800	1,058,727
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	429,000	452,791
	Asymchem Laboratories Tianjin Co. Ltd., Class A	44,860	461,984
	Aurisco Pharmaceutical Co. Ltd., Class A	74,800	207,675
	Autel Intelligent Technology Corp. Ltd., Class A	177,112	954,542

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Autobio Diagnostics Co. Ltd., Class A	70,755	$391,615
	Avary Holding Shenzhen Co. Ltd., Class A	478,631	2,681,523
	AVIC Industry-Finance Holdings Co. Ltd., Class A	1,167,600	551,423
	AviChina Industry & Technology Co. Ltd., Class H	18,890,212	8,812,276
	Avicopter PLC, Class A	66,300	330,326
	Bafang Electric Suzhou Co. Ltd., Class A	91,827	289,960
Ω	BAIC Motor Corp. Ltd., Class H	17,726,500	4,997,345
*	Baidu, Inc. (9888 HK), Class A	1,300,750	14,706,903
#*	Baidu, Inc. (BIDU US), Sponsored ADR	317,226	28,740,676
Ω	BAIOO Family Interactive Ltd.	7,872,000	282,327
*Ω	Bairong, Inc.	416,000	442,375
	Baiyin Nonferrous Group Co. Ltd., Class A	1,710,100	660,444
	Bank of Beijing Co. Ltd., Class A	3,303,908	2,728,265
	Bank of Changsha Co. Ltd., Class A	1,177,447	1,499,088
	Bank of Chengdu Co. Ltd., Class A	1,314,600	3,117,852
	Bank of China Ltd., Class H	175,981,702	91,040,216
	Bank of Chongqing Co. Ltd., Class H	4,656,000	3,577,549
	Bank of Communications Co. Ltd., Class H	18,192,618	14,717,127
*	Bank of Gansu Co. Ltd., Class H	80,000	2,566
	Bank of Guiyang Co. Ltd., Class A	1,097,100	894,258
	Bank of Hangzhou Co. Ltd., Class A	1,007,359	2,051,888
	Bank of Jiangsu Co. Ltd., Class A	4,424,360	6,059,195
	Bank of Nanjing Co. Ltd., Class A	2,535,196	3,733,835
	Bank of Ningbo Co. Ltd., Class A	1,555,049	5,664,897
		Shares	Value»
CHINA — (Continued)
Ω	Bank of Qingdao Co. Ltd., Class H	831,000	$326,681
	Bank of Shanghai Co. Ltd., Class A	2,128,012	2,728,012
	Bank of Suzhou Co. Ltd., Class A	925,859	1,012,866
	Bank of Xi'an Co. Ltd., Class A	1,355,569	656,937
*	Baoding Tianwei Baobian Electric Co. Ltd., Class A	122,271	124,951
	Baoji Titanium Industry Co. Ltd., Class A	105,000	421,958
	Baoshan Iron & Steel Co. Ltd., Class A	4,977,937	4,808,284
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	939,200	594,699
	Baowu Magnesium Technology Co. Ltd., Class A	580,463	907,838
	Baoxiniao Holding Co. Ltd., Class A	1,033,152	591,363
*	Baoye Group Co. Ltd., Class H	1,560,440	859,605
*	Baozun, Inc. (9991 HK), Class A	21,000	21,844
*	Baozun, Inc. (BZUN US), Sponsored ADR	310,903	1,004,217
	BBMG Corp., Class H	17,541,404	1,625,572
#*	Be Friends Holding Ltd.	1,212,000	137,060
	Bear Electric Appliance Co. Ltd., Class A	84,796	495,331
	Beauty Farm Medical & Health Industry, Inc.	20,500	49,942
	Befar Group Co. Ltd., Class A	1,117,900	600,219
	Beibuwan Port Co. Ltd., Class A	810,445	960,076
*	BeiGene Ltd. (6160 HK)	262,000	4,549,454
*	BeiGene Ltd. (BGNE US), ADR	5,202	1,170,398
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd., Class A	36,000	62,224

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Balance Medical Technology Co. Ltd., Class A	12,696	$180,378
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	84,862	255,124
*	Beijing Capital Development Co. Ltd., Class A	1,531,900	497,609
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	4,216,630	1,831,512
*	Beijing Capital International Airport Co. Ltd., Class H	13,942,000	5,089,913
	Beijing Changjiu Logistics Corp., Class A	82,900	81,020
#	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	378,750	417,796
*	Beijing Compass Technology Development Co. Ltd., Class A	7,781	96,480
*	Beijing Cuiwei Tower Co. Ltd., Class A	313,600	329,254
	Beijing Dabeinong Technology Group Co. Ltd., Class A	639,200	362,491
	Beijing Dahao Technology Corp. Ltd., Class A	184,980	388,066
	Beijing Easpring Material Technology Co. Ltd., Class A	151,000	770,630
*	Beijing E-Hualu Information Technology Co. Ltd., Class A	7,400	21,160
	Beijing Energy International Holding Co. Ltd.	2,276,000	295,027
	Beijing Enterprises Holdings Ltd.	3,690,028	12,673,829
	Beijing Enterprises Water Group Ltd.	30,758,469	8,537,657
	Beijing Gehua CATV Network Co. Ltd., Class A	794,800	785,118
		Shares	Value»
CHINA — (Continued)
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	995,928	$706,962
*	Beijing Haixin Energy Technology Co. Ltd., Class A	1,382,656	585,272
	Beijing Haohua Energy Resource Co. Ltd., Class A	401,000	437,157
*	Beijing Health Holdings Ltd.	13,284,000	131,364
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	18,987	331,123
*	Beijing Jetsen Technology Co. Ltd., Class A	1,474,891	1,246,666
	Beijing Jingneng Clean Energy Co. Ltd., Class H	7,352,000	1,730,522
	Beijing Jingyuntong Technology Co. Ltd., Class A	1,375,770	494,835
	Beijing Kingsoft Office Software, Inc., Class A	19,457	850,041
*	Beijing Leike Defense Technology Co. Ltd., Class A	654,500	361,658
	Beijing New Building Materials PLC, Class A	406,679	1,757,010
	Beijing North Star Co. Ltd., Class H	4,882,000	453,202
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	583,055	832,751
	Beijing Oriental Jicheng Co. Ltd., Class A	83,200	301,293
	Beijing Originwater Technology Co. Ltd., Class A	664,873	423,920
*	Beijing Philisense Technology Co. Ltd., Class A	709,200	462,166
	Beijing Relpow Technology Co. Ltd., Class A	266,542	368,421

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Roborock Technology Co. Ltd., Class A	31,413	$995,023
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	167,814	424,478
	Beijing Sanyuan Foods Co. Ltd., Class A	765,200	432,815
	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	255,300	239,932
	Beijing Shiji Information Technology Co. Ltd., Class A	165,909	150,355
	Beijing Shougang Co. Ltd., Class A	1,391,400	579,928
*	Beijing Shunxin Agriculture Co. Ltd., Class A	257,200	611,895
	Beijing Sifang Automation Co. Ltd., Class A	108,800	244,642
	Beijing Sinnet Technology Co. Ltd., Class A	563,510	1,081,550
*	Beijing Sinohytec Co. Ltd., Class H	3,990	10,114
	Beijing SL Pharmaceutical Co. Ltd., Class A	514,965	480,043
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	1,049,745	550,685
	Beijing Strong Biotechnologies, Inc., Class A	370,505	675,376
	Beijing SuperMap Software Co. Ltd., Class A	150,100	329,716
*	Beijing Teamsun Technology Co. Ltd., Class A	290,880	361,012
*	Beijing Thunisoft Corp. Ltd., Class A	495,900	464,289
	Beijing Tiantan Biological Products Corp. Ltd., Class A	94,644	272,409
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	1,825,000	1,952,623
		Shares	Value»
CHINA — (Continued)
	Beijing Tong Ren Tang Co. Ltd., Class A	161,472	$823,522
	Beijing Ultrapower Software Co. Ltd., Class A	652,700	1,129,387
	Beijing United Information Technology Co. Ltd., Class A	343,074	1,230,543
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	1,744,000	361,395
	Beijing Wandong Medical Technology Co. Ltd., Class A	104,000	206,945
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	20,598	193,366
*	Beijing Watertek Information Technology Co. Ltd., Class A	862,743	373,127
	Beijing WKW Automotive Parts Co. Ltd., Class A	842,200	426,040
	Beijing Yanjing Brewery Co. Ltd., Class A	768,500	1,202,203
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	90,507	437,229
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	522,405	760,033
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	6,539,352	5,153,685
*	Beiqi Foton Motor Co. Ltd., Class A	3,112,600	1,006,117
*	Bengang Steel Plates Co. Ltd., Class A	657,918	301,976
	Best Pacific International Holdings Ltd.	1,484,000	567,165

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bestore Co. Ltd., Class A	270,452	$561,275
*	Bestway Marine & Energy Technology Co. Ltd., Class A	874,400	539,384
	Bethel Automotive Safety Systems Co. Ltd., Class A	98,700	623,077
	Betta Pharmaceuticals Co. Ltd., Class A	55,156	432,344
	Beyondsoft Corp., Class A	221,300	390,591
	BGI Genomics Co. Ltd., Class A	91,500	491,376
	Biem.L.Fdlkk Garment Co. Ltd., Class A	424,400	1,115,165
	Binhai Investment Co. Ltd.	1,401,053	210,804
	Binjiang Service Group Co. Ltd.	405,000	1,002,288
	Black Peony Group Co. Ltd., Class A	623,982	400,100
	Bloomage Biotechnology Corp. Ltd. (688363 C1), Class A	44,950	300,573
#Ω	Blue Moon Group Holdings Ltd.	1,719,000	749,215
*	Blue Sail Medical Co. Ltd., Class A	592,028	388,929
	Bluestar Adisseo Co., Class A	266,700	431,664
Ω	BOC Aviation Ltd.	1,325,500	9,991,710
	BOC International China Co. Ltd., Class A	334,200	481,449
*	BOE HC SemiTek Corp.	581,200	561,803
	BOE Technology Group Co. Ltd., Class A	9,193,679	5,657,832
	BOE Varitronix Ltd.	2,147,000	1,997,845
*	Bohai Leasing Co. Ltd., Class A	1,919,585	944,968
	Bomin Electronics Co. Ltd., Class A	226,700	237,296
	Bosideng International Holdings Ltd.	24,350,157	11,787,015
	BOTH Engineering Technology Co. Ltd., Class A	99,800	150,925
	Boyaa Interactive International Ltd.	504,000	326,151
		Shares	Value»
CHINA — (Continued)
	Bright Dairy & Food Co. Ltd., Class A	641,369	$721,761
*	Brii Biosciences Ltd.	186,500	26,942
	Brilliance China Automotive Holdings Ltd.	20,104,000	9,838,080
	Bros Eastern Co. Ltd., Class A	188,700	136,414
	B-Soft Co. Ltd., Class A	719,515	404,372
	BTG Hotels Group Co. Ltd., Class A	517,771	954,929
	BYD Co. Ltd., Class H	2,014,800	70,800,751
	BYD Electronic International Co. Ltd.	3,844,222	20,990,976
	By-health Co. Ltd., Class A	228,829	355,488
*	C C Land Holdings Ltd.	13,761,530	2,031,482
	C&D International Investment Group Ltd.	3,840,030	6,308,478
	C&D Property Management Group Co. Ltd.	1,082,000	355,713
	C&S Paper Co. Ltd., Class A	596,790	545,600
	Caitong Securities Co. Ltd., Class A	800,190	843,561
*Ω	CALB Group Co. Ltd.	16,200	29,346
	Camel Group Co. Ltd., Class A	858,100	972,235
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	872,668	410,903
	Canmax Technologies Co. Ltd., Class A	316,080	951,771
	Canny Elevator Co. Ltd., Class A	442,200	412,754
#*Ω	CanSino Biologics, Inc., Class H	348,600	1,264,363
	Canvest Environmental Protection Group Co. Ltd.	2,812,000	1,712,570
*	Capital Environment Holdings Ltd.	13,364,000	170,175
	Castech, Inc., Class A	179,157	822,037
	Cathay Biotech, Inc., Class A	46,659	284,526

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CCCC Design & Consulting Group Co. Ltd., Class A	478,400	$562,389
	CCS Supply Chain Management Co. Ltd., Class A	651,300	361,693
*††	CECEP COSTIN New Materials Group Ltd.	2,583,000	0
	CECEP Solar Energy Co. Ltd., Class A	1,393,500	848,406
	CECEP Wind-Power Corp., Class A	1,906,790	791,809
	Center International Group Co. Ltd., Class A	141,500	179,878
	Central China Land Media Co. Ltd., Class A	379,543	592,608
††	Central China Management Co. Ltd.	6,510,074	16,710
	Central China New Life Ltd.	2,033,000	307,397
	Central China Securities Co. Ltd., Class H	5,955,000	1,207,872
*	CETC Chips Technology, Inc., Class A	132,200	228,979
	CETC Cyberspace Security Technology Co. Ltd., Class A	104,700	230,445
	CETC Digital Technology Co. Ltd., Class A	277,865	870,003
#	CGN New Energy Holdings Co. Ltd.	13,948,000	4,020,153
*	CGN Nuclear Technology Development Co. Ltd., Class A	518,900	492,773
Ω	CGN Power Co. Ltd., Class H	24,536,000	7,940,826
	Changchun Faway Automobile Components Co. Ltd., Class A	516,810	620,580
	Changchun High-Tech Industry Group Co. Ltd., Class A	93,118	1,197,061
	Changchun UP Optotech Co. Ltd., Class A	63,500	327,696
		Shares	Value»
CHINA — (Continued)
	Changhong Meiling Co. Ltd., Class A	751,700	$820,871
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	525,125	212,874
	Changjiang Publishing & Media Co. Ltd., Class A	694,600	866,220
	Changjiang Securities Co. Ltd., Class A	1,004,899	884,550
	Changshu Fengfan Power Equipment Co. Ltd., Class A	526,650	309,872
*	ChangYuan Technology Group Ltd., Class A	433,400	291,724
	Changzheng Engineering Technology Co. Ltd., Class A	197,700	437,661
	Changzhou Qianhong Biopharma Co. Ltd., Class A	651,000	521,461
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	51,220	930,338
*	Chanjet Information Technology Co. Ltd., Class H	50,100	41,676
	Chaoju Eye Care Holdings Ltd.	967,500	377,114
	Chaowei Power Holdings Ltd.	4,586,000	843,442
	Chaozhou Three-Circle Group Co. Ltd., Class A	150,173	784,748
Ω	Cheerwin Group Ltd.	403,000	93,746
*	Chen Lin Education Group Holdings Ltd.	628,000	111,749
	Cheng De Lolo Co. Ltd., Class A	639,500	774,978
	Chengdu ALD Aviation Manufacturing Corp., Class A	77,820	153,462
	Chengdu B-Ray Media Co. Ltd., Class A	378,300	234,059
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	249,430	455,692

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chengdu Galaxy Magnets Co. Ltd., Class A	36,000	$121,043
	Chengdu Guibao Science & Technology Co. Ltd., Class A	187,200	364,930
	Chengdu Hongqi Chain Co. Ltd., Class A	489,400	350,716
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	430,741	1,146,437
	Chengdu Kanghua Biological Products Co. Ltd., Class A	84,825	601,330
	Chengdu Leejun Industrial Co. Ltd., Class A	511,700	454,298
	Chengdu Spaceon Electronics Co. Ltd., Class A	32,448	67,754
	Chengdu Wintrue Holding Co. Ltd., Class A	602,800	655,410
	Chengdu Xingrong Environment Co. Ltd., Class A	686,192	691,896
	Chengtun Mining Group Co. Ltd., Class A	520,300	363,687
	Chenguang Biotech Group Co. Ltd., Class A	327,246	377,099
	Chengxin Lithium Group Co. Ltd., Class A	264,600	465,639
	Chengzhi Co. Ltd., Class A	351,800	358,976
	Chervon Holdings Ltd.	185,500	456,873
	Chifeng Jilong Gold Mining Co. Ltd., Class A	540,200	1,350,751
*	Chiho Environmental Group Ltd.	602,000	36,901
*	China Aerospace International Holdings Ltd.	12,782,600	622,602
	China Aircraft Leasing Group Holdings Ltd.	1,894,500	807,100
*	China Anchu Energy Storage Group Ltd.	946,000	29,743
		Shares	Value»
CHINA — (Continued)
	China Animal Husbandry Industry Co. Ltd., Class A	477,500	$423,684
	China Automotive Engineering Research Institute Co. Ltd., Class A	415,200	966,391
	China Baoan Group Co. Ltd., Class A	719,012	824,178
	China Bester Group Telecom Co. Ltd., Class A	40,690	115,507
	China BlueChemical Ltd., Class H	13,925,122	3,905,094
*Ω	China Bohai Bank Co. Ltd., Class H	6,992,000	844,852
*	China Boton Group Co. Ltd.	172,000	34,594
	China CAMC Engineering Co. Ltd., Class A	670,993	715,720
	China Chengtong Development Group Ltd.	546,000	7,474
#	China Chunlai Education Group Co. Ltd.	735,000	399,252
	China Cinda Asset Management Co. Ltd., Class H	65,119,000	9,936,976
	China CITIC Bank Corp. Ltd., Class H	28,167,607	20,119,257
*Ω	China CITIC Financial Asset Management Co. Ltd., Class H	21,948,000	1,957,186
#	China Coal Energy Co. Ltd., Class H	11,418,168	13,124,437
	China Coal Xinji Energy Co. Ltd., Class A	720,500	704,736
*††	China Common Rich Renewable Energy Investments Ltd.	37,310,000	0
	China Communications Services Corp. Ltd., Class H	18,417,327	10,479,019
	China Conch Environment Protection Holdings Ltd.	10,016,000	889,251
	China Conch Venture Holdings Ltd.	10,350,500	8,377,609

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Construction Bank Corp., Class H	256,203,302	$208,476,506
	China CSSC Holdings Ltd., Class A	181,178	839,188
	China CYTS Tours Holding Co. Ltd., Class A	514,300	712,638
#	China Datang Corp. Renewable Power Co. Ltd., Class H	14,456,000	3,942,388
	China Design Group Co. Ltd., Class A	579,045	712,941
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	10,180,000	1,483,217
	China Dongxiang Group Co. Ltd.	20,490,888	868,746
#Ω	China East Education Holdings Ltd.	4,307,500	1,435,159
#*	China Eastern Airlines Corp. Ltd., Class H	7,706,000	2,477,327
#	China Education Group Holdings Ltd.	9,611,962	4,252,293
	China Electronics Huada Technology Co. Ltd.	5,610,000	927,902
	China Electronics Optics Valley Union Holding Co. Ltd.	6,460,000	198,594
	China Energy Engineering Corp. Ltd. (3996 HK), Class H	4,914,000	600,933
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	7,215,075	2,240,312
	China Enterprise Co. Ltd., Class A	1,069,001	396,182
	China Everbright Bank Co. Ltd., Class H	7,117,000	2,782,419
	China Everbright Environment Group Ltd.	17,391,777	7,606,882
Ω	China Everbright Greentech Ltd.	5,292,000	526,837
	China Everbright Ltd.	7,584,896	4,768,183
*	China Express Airlines Co. Ltd., Class A	627,600	618,391
		Shares	Value»
CHINA — (Continued)
Ω	China Feihe Ltd.	30,700,000	$21,131,284
	China Film Co. Ltd., Class A	445,400	712,205
*	China First Heavy Industries Co. Ltd., Class A	1,603,900	581,697
	China Foods Ltd.	8,252,000	2,836,147
	China Galaxy Securities Co. Ltd., Class H	13,405,000	12,211,102
	China Gas Holdings Ltd.	19,774,200	16,392,261
#*	China Glass Holdings Ltd.	3,692,000	180,511
#*	China Gold International Resources Corp. Ltd. (2099 HK)	1,621,900	9,252,610
	China Great Wall Securities Co. Ltd., Class A	583,600	624,373
*	China Greatwall Technology Group Co. Ltd., Class A	198,200	356,171
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	617,905	717,769
	China Haisum Engineering Co. Ltd., Class A	157,400	212,496
	China Hanking Holdings Ltd.	4,987,000	531,166
#	China Harmony Auto Holding Ltd.	5,879,000	401,752
*	China High Speed Railway Technology Co. Ltd., Class A	1,255,792	439,403
#*	China High Speed Transmission Equipment Group Co. Ltd.	3,938,000	426,613
	China Hongqiao Group Ltd.	14,292,500	24,027,404
#††	China Huiyuan Juice Group Ltd.	2,951,846	132,820
Ω	China International Capital Corp. Ltd., Class H	4,155,600	6,917,936
	China International Marine Containers Group Co. Ltd., Class H	5,665,540	3,982,862

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Isotope & Radiation Corp.	276,600	$372,121
	China Jinmao Holdings Group Ltd.	40,714,043	4,776,312
	China Jushi Co. Ltd., Class A	858,407	1,340,190
	China Kepei Education Group Ltd.	3,464,000	647,952
	China Kings Resources Group Co. Ltd., Class A	135,550	474,105
	China Leadshine Technology Co. Ltd., Class A	119,900	567,609
	China Lesso Group Holdings Ltd.	11,375,000	4,957,407
	China Life Insurance Co. Ltd., Class H	5,744,000	10,663,120
	China Lilang Ltd.	3,609,000	1,855,000
*Ω	China Literature Ltd.	1,606,200	5,408,458
*	China Longevity Group Co. Ltd.	893,399	29,467
	China Longyuan Power Group Corp. Ltd., Class H	7,481,000	5,515,873
*	China Maple Leaf Educational Systems Ltd.	12,100,000	459,839
	China Medical System Holdings Ltd.	9,950,800	8,981,569
	China Meheco Group Co. Ltd., Class A	528,901	772,222
#	China Meidong Auto Holdings Ltd.	4,354,000	1,245,996
	China Mengniu Dairy Co. Ltd.	12,098,000	24,251,606
	China Merchants Bank Co. Ltd., Class H	15,816,646	86,992,840
	China Merchants Energy Shipping Co. Ltd., Class A	2,507,196	2,396,297
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	249,300	441,146
	China Merchants Land Ltd.	12,962,000	418,313
	China Merchants Port Holdings Co. Ltd.	9,587,122	16,302,672
		Shares	Value»
CHINA — (Continued)
	China Merchants Property Operation & Service Co. Ltd., Class A	467,800	$632,534
#Ω	China Merchants Securities Co. Ltd., Class H	958,460	1,763,399
#*††	China Metal Recycling Holdings Ltd.	1,955,133	0
	China Minsheng Banking Corp. Ltd., Class H	14,439,960	6,889,106
#	China Modern Dairy Holdings Ltd.	22,979,000	2,686,537
	China National Accord Medicines Corp. Ltd., Class A	227,229	805,292
#	China National Building Material Co. Ltd., Class H	34,312,150	16,410,829
	China National Chemical Engineering Co. Ltd., Class A	1,360,300	1,398,515
	China National Electric Apparatus Research Institute Co. Ltd., Class A	83,508	248,787
	China National Gold Group Gold Jewellery Co. Ltd., Class A	555,400	653,852
	China National Medicines Corp. Ltd., Class A	216,482	963,506
	China National Nuclear Power Co. Ltd., Class A	4,248,021	5,715,006
*	China National Software & Service Co. Ltd., Class A	9,200	55,096
#Ω	China New Higher Education Group Ltd.	7,343,000	1,074,590
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	899,800	616,981
	China Nonferrous Mining Corp. Ltd.	12,399,000	8,175,137

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	382,818	$1,110,383
*	China Nuclear Energy Technology Corp. Ltd.	1,180,000	48,987
*	China Oil & Gas Group Ltd.	33,760,000	704,381
	China Oilfield Services Ltd., Class H	8,836,000	7,909,500
	China Oriental Group Co. Ltd.	10,070,000	1,465,159
#	China Overseas Grand Oceans Group Ltd.	13,786,450	3,090,260
	China Overseas Land & Investment Ltd.	7,972,533	12,706,741
	China Overseas Property Holdings Ltd.	9,261,344	5,727,126
	China Pacific Insurance Group Co. Ltd., Class H	8,715,865	25,962,666
	China Petroleum & Chemical Corp., Class H	76,532,400	41,855,991
	China Petroleum Engineering Corp., Class A	162,800	77,431
	China Power International Development Ltd.	22,822,600	8,517,828
*††	China Properties Investment Holdings Ltd.	397,000	0
	China Publishing & Media Co. Ltd., Class A	1,060,293	1,019,323
	China Qinfa Group Ltd.	112,000	20,013
	China Railway Group Ltd., Class H	10,304,000	4,990,079
	China Railway Hi-tech Industry Co. Ltd., Class A	780,700	842,679
	China Railway Materials Co. Ltd., Class A	1,513,500	529,435
Ω	China Railway Signal & Communication Corp. Ltd., Class H	5,008,000	2,024,663
		Shares	Value»
CHINA — (Continued)
	China Railway Tielong Container Logistics Co. Ltd., Class A	1,063,200	$854,140
*	China Rare Earth Holdings Ltd.	9,802,399	468,283
	China Reinsurance Group Corp., Class H	24,878,000	2,597,153
	China Resource & Environment Co. Ltd., Class A	410,300	277,567
	China Resources Beer Holdings Co. Ltd.	7,703,661	23,355,566
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	196,700	786,875
	China Resources Building Materials Technology Holdings Ltd.	18,498,946	3,582,885
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	379,554	1,013,915
	China Resources Gas Group Ltd.	5,391,100	18,326,166
	China Resources Land Ltd.	11,783,610	35,869,278
	China Resources Medical Holdings Co. Ltd.	7,900,000	3,802,173
	China Resources Microelectronics Ltd., Class A	48,115	302,972
Ω	China Resources Mixc Lifestyle Services Ltd.	2,121,000	8,031,203
Ω	China Resources Pharmaceutical Group Ltd.	12,377,000	8,327,469
	China Resources Power Holdings Co. Ltd.	6,312,820	14,039,986
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	321,860	1,964,421
#	China Risun Group Ltd.	9,680,000	3,382,282
*	China Ruifeng Renewable Energy Holdings Ltd.	652,400	50,285

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	China Ruyi Holdings Ltd.	23,744,000	$7,593,451
#*	China Sanjiang Fine Chemicals Co. Ltd.	6,240,000	1,528,108
*	China Shanshui Cement Group Ltd.	80,000	5,270
Ω	China Shengmu Organic Milk Ltd.	6,000,000	137,557
	China Shenhua Energy Co. Ltd., Class H	11,838,000	47,736,708
	China Shineway Pharmaceutical Group Ltd.	2,716,000	2,890,511
	China South Publishing & Media Group Co. Ltd., Class A	340,934	648,299
*	China Southern Airlines Co. Ltd., Class H	8,308,000	3,963,317
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	804,519	459,036
	China Southern Power Grid Technology Co. Ltd., Class A	43,731	181,174
	China Starch Holdings Ltd.	19,565,000	491,102
	China State Construction Development Holdings Ltd.	3,722,000	924,591
	China State Construction Engineering Corp. Ltd., Class A	7,859,092	6,120,470
	China State Construction International Holdings Ltd.	15,778,000	23,159,240
*	China Sunshine Paper Holdings Co. Ltd.	5,651,500	1,480,805
	China Suntien Green Energy Corp. Ltd., Class H	10,087,000	4,812,244
	China Taiping Insurance Holdings Co. Ltd.	13,474,530	20,113,981
		Shares	Value»
CHINA — (Continued)
	China Testing & Certification International Group Co. Ltd., Class A	443,588	$438,022
	China Tianying, Inc., Class A	842,156	528,939
#	China Tobacco International HK Co. Ltd.	1,184,000	4,273,297
#Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	41,700	251,522
	China Tourism Group Duty Free Corp. Ltd. (601888 C1), Class A	107,317	902,750
Ω	China Tower Corp. Ltd., Class H	214,180,000	30,851,029
*	China Traditional Chinese Medicine Holdings Co. Ltd.	23,080,000	5,660,594
	China TransInfo Technology Co. Ltd., Class A	418,842	475,756
	China Travel International Investment Hong Kong Ltd.	16,551,892	2,149,726
	China Tungsten & Hightech Materials Co. Ltd., Class A	754,160	988,252
#*	China Vanke Co. Ltd., Class H	8,521,976	6,366,203
*	China Vered Financial Holding Corp. Ltd.	37,510,000	221,756
	China Water Affairs Group Ltd.	5,406,000	3,125,277
	China West Construction Group Co. Ltd., Class A	834,500	695,039
	China World Trade Center Co. Ltd., Class A	243,400	838,799
	China XD Electric Co. Ltd., Class A	691,300	695,481
	China XLX Fertiliser Ltd.	5,425,000	2,837,618
	China Yangtze Power Co. Ltd., Class A	2,583,803	10,283,868
#	China Yongda Automobiles Services Holdings Ltd.	9,180,000	2,996,014

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*Ω	China Youran Dairy Group Ltd.	1,780,000	$449,048
#*Ω	China Yuhua Education Corp. Ltd.	16,216,000	770,020
	China Zhenhua Group Science & Technology Co. Ltd., Class A	108,800	617,513
	China Zheshang Bank Co. Ltd., Class H	1,699,599	491,716
#††	China Zhongwang Holdings Ltd.	14,337,979	579,636
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	262,500	263,335
#	Chinasoft International Ltd.	18,842,000	12,714,381
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	481,672	797,562
	Chongqing Brewery Co. Ltd., Class A	113,800	870,908
	Chongqing Changan Automobile Co. Ltd., Class A	1,314,536	2,279,915
	Chongqing Chuanyi Automation Co. Ltd., Class A	278,349	824,818
	Chongqing Department Store Co. Ltd., Class A	244,221	1,005,651
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	621,385	806,083
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	452,930	835,750
	Chongqing Gas Group Corp. Ltd., Class A	639,400	510,088
	Chongqing Machinery & Electric Co. Ltd., Class H	3,385,962	300,633
	Chongqing Pharscin Pharmaceutical Co. Ltd., Class A	21,400	36,274
	Chongqing Port Co. Ltd., Class A	1,049,700	682,724
		Shares	Value»
CHINA — (Continued)
	Chongqing Road & Bridge Co. Ltd., Class A	418,600	$317,182
	Chongqing Rural Commercial Bank Co. Ltd., Class H	16,086,000	9,845,793
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	1,263,600	1,419,260
	Chongqing Taiji Industry Group Co. Ltd., Class A	199,700	517,497
	Chongqing Zhifei Biological Products Co. Ltd., Class A	323,767	1,079,656
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	90,702	272,127
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	750,100	689,937
	Chow Tai Seng Jewellery Co. Ltd., Class A	543,089	945,222
	CIG Shanghai Co. Ltd., Class A	88,300	486,123
	CIMC Enric Holdings Ltd.	5,994,000	5,411,199
	Cisen Pharmaceutical Co. Ltd., Class A	335,600	627,637
	CITIC Heavy Industries Co. Ltd., Class A	617,700	333,695
	CITIC Ltd.	14,587,567	16,526,843
	CITIC Resources Holdings Ltd.	23,184,000	1,027,217
	CITIC Securities Co. Ltd., Class H	4,231,650	11,529,242
	City Development Environment Co. Ltd., Class A	506,640	897,596
#*	Citychamp Watch & Jewellery Group Ltd.	8,878,000	798,435
#*	ClouDr Group Ltd.	28,900	4,682
#*	CMGE Technology Group Ltd.	9,486,000	994,831
	CMOC Group Ltd., Class H	12,318,000	9,100,172
	CMST Development Co. Ltd., Class A	1,217,100	991,438
*	CNFinance Holdings Ltd., ADR	48,387	59,516

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CNGR Advanced Material Co. Ltd., Class A	173,599	$810,182
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	848,073	496,762
	CNOOC Energy Technology & Services Ltd., Class A	2,600,600	1,504,546
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	706,190	733,058
*	COFCO Biotechnology Co. Ltd., Class A	524,083	388,065
	COFCO Capital Holdings Co. Ltd., Class A	67,300	118,723
#*	COFCO Joycome Foods Ltd.	21,883,000	3,865,514
	COFCO Sugar Holding Co. Ltd., Class A	780,453	1,027,624
	Cofoe Medical Technology Co. Ltd., Class A	91,950	427,602
*	COL Group Co. Ltd., Class A	32,800	111,056
*	Comba Telecom Systems Holdings Ltd.	14,060,000	1,831,227
	Concord New Energy Group Ltd.	60,035,909	3,671,191
	Consun Pharmaceutical Group Ltd.	3,334,000	3,372,576
	Contec Medical Systems Co. Ltd., Class A	22,900	41,111
	Contemporary Amperex Technology Co. Ltd., Class A	923,820	32,938,236
	Continental Aerospace Technologies Holding Ltd.	16,594,207	234,846
*††	Coolpad Group Ltd.	20,470,000	28,898
	COSCO SHIPPING Development Co. Ltd., Class H	26,543,300	3,532,699
		Shares	Value»
CHINA — (Continued)
#	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	7,704,000	$7,108,541
#	COSCO SHIPPING Holdings Co. Ltd., Class H	14,681,349	22,034,026
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,626,000	2,039,133
	COSCO SHIPPING Ports Ltd.	10,350,373	5,988,401
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	489,600	462,811
	COSCO SHIPPING Technology Co. Ltd., Class A	122,000	249,579
	CQ Pharmaceutical Holding Co. Ltd., Class A	1,145,354	808,599
#*	Crazy Sports Group Ltd.	16,280,600	207,616
	CRRC Corp. Ltd., Class H	7,286,000	4,613,071
	Crystal Clear Electronic Material Co. Ltd., Class A	279,066	317,695
Ω	CSC Financial Co. Ltd., Class H	892,500	1,110,726
	CSG Holding Co. Ltd., Class A	1,475,396	1,014,235
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	105,257	417,824
	CSPC Pharmaceutical Group Ltd.	50,486,400	29,104,319
#	CSSC Hong Kong Shipping Co. Ltd.	10,726,000	2,393,202
	CSSC Science & Technology Co. Ltd., Class A	209,600	345,562
	CTS International Logistics Corp. Ltd., Class A	950,850	800,943
*	CWT International Ltd.	23,990,000	225,654
	Cybrid Technologies, Inc., Class A	117,700	164,414
	Daan Gene Co. Ltd., Class A	385,180	280,728
#*	Dada Nexus Ltd., ADR	58,015	105,587

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Dajin Heavy Industry Co. Ltd., Class A	267,400	$732,309
	Dalian Bio-Chem Co. Ltd., Class A	84,672	278,598
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	1,308,263	896,264
#	Dalipal Holdings Ltd.	1,812,000	2,257,800
	Daqin Railway Co. Ltd., Class A	2,784,238	2,555,676
	Dashang Co. Ltd., Class A	266,975	970,964
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	456,756	888,322
#	Datang International Power Generation Co. Ltd., Class H	11,924,000	2,054,808
*	Datang Telecom Technology Co. Ltd., Class A	244,900	270,790
	Dawnrays Pharmaceutical Holdings Ltd.	5,718,982	881,093
	Dazhong Transportation Group Co. Ltd., Class A	576,400	479,035
	DBG Technology Co. Ltd., Class A	93,756	350,777
	DeHua TB New Decoration Materials Co. Ltd., Class A	542,283	820,705
	Deppon Logistics Co. Ltd., Class A	455,000	916,981
*	Dezhan Healthcare Co. Ltd., Class A	1,012,400	419,309
	DHC Software Co. Ltd., Class A	697,312	685,722
	Dian Diagnostics Group Co. Ltd., Class A	577,879	834,803
	Digital China Group Co. Ltd., Class A	264,025	1,195,333
#	Digital China Holdings Ltd.	4,366,000	1,623,333
	Digital China Information Service Group Co. Ltd., Class A	222,757	335,912
#*	Dingdang Health Technology Group Ltd.	681,000	38,972
		Shares	Value»
CHINA — (Continued)
	Dirui Industrial Co. Ltd., Class A	72,900	$149,872
	Do-Fluoride New Materials Co. Ltd., Class A	342,951	533,534
	Dong-E-E-Jiao Co. Ltd., Class A	132,743	1,112,876
	Dongfang Electric Corp. Ltd., Class H	1,409,200	1,633,847
	Dongfang Electronics Co. Ltd., Class A	347,053	458,076
	Dongfeng Electronic Technology Co. Ltd., Class A	163,230	224,742
#	Dongfeng Motor Group Co. Ltd., Class H	16,158,000	6,457,398
	Dongguan Aohai Technology Co. Ltd., Class A	125,740	704,487
	Dongguan Development Holdings Co. Ltd., Class A	289,900	402,115
	Dongguan Yutong Optical Technology Co. Ltd., Class A	79,700	223,968
	Donghua Testing Technology Co. Ltd., Class A	36,300	200,672
*	Dongjiang Environmental Co. Ltd., Class H	691,195	147,786
	Dongxing Securities Co. Ltd., Class A	581,155	851,845
	Dongyue Group Ltd.	13,139,000	14,019,213
#	DouYu International Holdings Ltd., ADR	67,516	1,058,646
	Dynagreen Environmental Protection Group Co. Ltd., Class H	2,883,000	1,236,509
	Eaglerise Electric & Electronic China Co. Ltd., Class A	320,800	792,211
#*Ω	East Buy Holding Ltd.	1,421,000	2,999,122
	East Money Information Co. Ltd., Class A	564,830	1,792,326
	Eastcompeace Technology Co. Ltd., Class A	128,700	178,296

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Easyhome New Retail Group Co. Ltd., Class A	2,085,200	$981,695
	E-Commodities Holdings Ltd.	13,936,000	2,007,048
	Ecovacs Robotics Co. Ltd., Class A	66,292	391,194
	Edan Instruments, Inc., Class A	254,388	384,102
	Edifier Technology Co. Ltd., Class A	218,600	485,344
	Edvantage Group Holdings Ltd.	3,108,088	823,726
	EEKA Fashion Holdings Ltd.	1,924,000	2,127,738
	EIT Environmental Development Group Co. Ltd., Class A	145,919	310,531
	Electric Connector Technology Co. Ltd., Class A	162,850	1,377,095
*††	Elion Energy Co. Ltd., Class A	1,910,265	76,258
	EmbedWay Technologies Shanghai Corp., Class A	57,300	174,081
	ENN Energy Holdings Ltd.	2,574,500	17,524,756
	ENN Natural Gas Co. Ltd., Class A	662,095	1,866,234
	Eoptolink Technology, Inc. Ltd., Class A	98,044	1,700,854
	Era Co. Ltd., Class A	762,200	444,670
	Espressif Systems Shanghai Co. Ltd., Class A	10,625	397,406
	Essex Bio-technology Ltd.	1,674,000	619,210
	Eternal Asia Supply Chain Management Ltd., Class A	715,400	405,794
	EVA Precision Industrial Holdings Ltd.	10,808,516	876,712
	Eve Energy Co. Ltd., Class A	220,597	1,297,820
	Ever Sunshine Services Group Ltd.	5,280,000	1,250,755
Ω	Everbright Securities Co. Ltd., Class H	878,200	858,160
		Shares	Value»
CHINA — (Continued)
*	EverChina International Holdings Co. Ltd.	18,107,500	$290,200
	Excellence Commercial Property & Facilities Management Group Ltd.	656,000	107,045
	Explosive Co. Ltd., Class A	184,900	262,843
	Eyebright Medical Technology Beijing Co. Ltd., Class A	35,270	462,028
	Fangda Carbon New Material Co. Ltd., Class A	739,329	463,137
	Fangda Special Steel Technology Co. Ltd., Class A	1,055,631	603,007
	Far East Horizon Ltd.	14,691,000	10,833,875
	Far East Smarter Energy Co. Ltd., Class A	994,800	642,527
*	Farasis Energy Gan Zhou Co. Ltd., Class A	256,681	402,316
	FAW Jiefang Group Co. Ltd., Class A	212,500	230,482
	FAWER Automotive Parts Co. Ltd., Class A	1,154,378	823,868
	Feilong Auto Components Co. Ltd., Class A	396,100	723,292
	Ferrotec Anhui Technology Development Co. Ltd., Class A	49,300	276,238
	FESCO Group Co. Ltd., Class A	188,700	486,439
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	226,700	591,817
	Fibocom Wireless, Inc., Class A	283,094	1,179,551
*	FIH Mobile Ltd.	12,138,000	1,250,887
*	Financial Street Holdings Co. Ltd., Class A	897,357	375,432
	FinVolution Group, ADR	887,644	6,781,600

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	First Capital Securities Co. Ltd., Class A	597,100	$636,371
	First Tractor Co. Ltd., Class H	1,682,000	1,572,046
#	Flat Glass Group Co. Ltd., Class H	2,305,000	3,413,724
*	Flowing Cloud Technology Ltd.	222,000	7,613
	Focus Lightings Tech Co. Ltd., Class A	313,600	571,630
	Focus Media Information Technology Co. Ltd., Class A	2,460,600	2,241,215
*	Focused Photonics Hangzhou, Inc., Class A	137,800	329,049
	Focuslight Technologies, Inc., Class A	27,506	246,545
	Foryou Corp., Class A	187,100	764,799
	Foshan Electrical & Lighting Co. Ltd., Class A	577,900	476,163
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	549,025	3,115,329
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	386,684	533,983
*	Foshan Yowant Technology Co. Ltd., Class A	350,579	309,864
	Fosun International Ltd.	11,174,620	6,110,466
*	Founder Holdings Ltd.	1,086,000	160,179
	Founder Securities Co. Ltd., Class A	730,500	788,179
	Fountain SET Holdings Ltd.	234,000	18,439
	Foxconn Industrial Internet Co. Ltd., Class A	2,432,256	7,219,486
	Fu Shou Yuan International Group Ltd.	10,633,000	5,859,147
	Fuan Pharmaceutical Group Co. Ltd., Class A	337,800	202,623
#	Fufeng Group Ltd.	17,110,800	11,444,580
*††	Fuguiniao Co. Ltd.	782,600	0
	Fujian Apex Software Co. Ltd., Class A	66,160	322,031
		Shares	Value»
CHINA — (Continued)
	Fujian Boss Software Development Co. Ltd., Class A	291,996	$585,727
	Fujian Foxit Software Development JSC Ltd., Class A	23,430	233,011
	Fujian Funeng Co. Ltd., Class A	719,783	911,210
	Fujian Kuncai Material Technology Co. Ltd., Class A	81,100	219,758
	Fujian Longking Co. Ltd., Class A	462,211	790,926
	Fujian Qingshan Paper Industry Co. Ltd., Class A	819,300	253,368
*	Fujian Snowman Group Co. Ltd., Class A	148,000	136,837
	Fujian Star-net Communication Co. Ltd., Class A	135,508	366,065
	Fujian Sunner Development Co. Ltd., Class A	406,208	791,493
	Fujian Tianma Science & Technology Group Co. Ltd., Class A	47,850	72,688
	Fujian Yuanli Active Carbon Co. Ltd., Class A	179,000	367,886
*	Fulin Precision Co. Ltd., Class A	210,300	475,836
*	Fullshare Holdings Ltd.	9,650	685
	Fushun Special Steel Co. Ltd., Class A	430,900	319,129
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	2,797,200	18,889,850
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	74,000	450,141
Ω	Ganfeng Lithium Group Co. Ltd., Class H	1,100,239	2,746,725
	Gansu Energy Chemical Co. Ltd., Class A	3,848,240	1,379,536
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A	962,600	195,262

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Gansu Shangfeng Cement Co. Ltd., Class A	677,390	$677,906
	Gansu Yasheng Industrial Group Co. Ltd., Class A	1,353,900	523,149
	Gaona Aero Material Co. Ltd., Class A	249,000	511,951
#	Gaush Meditech Ltd.	96,100	113,008
	G-bits Network Technology Xiamen Co. Ltd., Class A	22,600	645,710
	GCL Energy Technology Co. Ltd., Class A	709,995	723,074
*	GCL New Energy Holdings Ltd.	2,556,218	158,146
*	GCL System Integration Technology Co. Ltd., Class A	60,800	20,915
#*	GCL Technology Holdings Ltd.	93,070,320	14,691,754
	GD Power Development Co. Ltd., Class A	1,913,278	1,107,964
*	GDS Holdings Ltd. (9698 HK), Class A	3,888,300	10,511,439
#*	GDS Holdings Ltd. (GDS US), ADR	145,833	3,166,034
	Geely Automobile Holdings Ltd.	28,923,000	53,547,943
	GEM Co. Ltd., Class A	1,492,900	1,308,415
	Gemdale Corp., Class A	531,600	336,534
#	Gemdale Properties & Investment Corp. Ltd.	56,724,000	1,975,545
	GemPharmatech Co. Ltd., Class A	110,347	199,215
Ω	Genertec Universal Medical Group Co. Ltd.	6,836,000	4,224,015
	Geovis Technology Co. Ltd., Class A	64,144	434,549
	GEPIC Energy Development Co. Ltd., Class A	522,400	436,881
	Getein Biotech, Inc., Class A	305,578	333,905
	GF Securities Co. Ltd., Class H	3,127,400	4,241,331
		Shares	Value»
CHINA — (Continued)
Ω	Giant Biogene Holding Co. Ltd.	1,608,400	$11,943,023
	Giant Network Group Co. Ltd., Class A	279,348	489,923
	Giantec Semiconductor Corp., Class A	18,472	175,862
	Ginlong Technologies Co. Ltd., Class A	78,559	551,116
	Glarun Technology Co. Ltd., Class A	182,787	478,172
	GoerTek, Inc., Class A	459,244	1,759,093
	Goldcard Smart Group Co. Ltd., Class A	140,500	248,075
Ω	Golden Throat Holdings Group Co. Ltd.	1,082,500	458,921
	Goldenmax International Group Ltd., Class A	368,071	415,317
	Goldpac Group Ltd.	2,119,000	277,440
	Goldwind Science & Technology Co. Ltd., Class H	5,009,984	3,511,459
*	GOME Retail Holdings Ltd.	26,230,660	64,369
	Goneo Group Co. Ltd., Class A	58,580	575,914
*	Goodbaby International Holdings Ltd.	1,859,000	264,042
	GoodWe Technologies Co. Ltd. (688390 C1), Class A	38,734	205,200
	Gotion High-tech Co. Ltd., Class A	323,200	922,803
	Grand Pharmaceutical Group Ltd.	10,364,500	5,621,187
	Grandblue Environment Co. Ltd., Class A	135,827	425,845
*	Grandjoy Holdings Group Co. Ltd., Class A	1,031,601	377,226
#	Great Wall Motor Co. Ltd., Class H	5,321,250	8,696,051
*	Greatoo Intelligent Equipment, Inc., Class A	174,200	147,761
	Greattown Holdings Ltd., Class A	768,452	324,752

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Greatview Aseptic Packaging Co. Ltd.	6,663,000	$2,246,340
	Gree Electric Appliances, Inc. of Zhuhai, Class A	686,953	4,260,963
*	Gree Real Estate Co. Ltd., Class A	418,257	346,452
#	Greentown China Holdings Ltd.	7,939,000	8,800,951
Ω	Greentown Management Holdings Co. Ltd.	5,033,000	1,890,438
	Greentown Service Group Co. Ltd.	11,792,000	5,495,612
	GRG Banking Equipment Co. Ltd., Class A	431,426	663,378
	GRG Metrology & Test Group Co. Ltd., Class A	364,000	919,824
	Guangdong Aofei Data Technology Co. Ltd., Class A	378,043	689,499
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	574,411	335,338
	Guangdong Construction Engineering Group Co. Ltd., Class A	1,533,000	736,533
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	361,828	313,011
	Guangdong DFP New Material Group Co. Ltd.	789,800	358,471
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	999,402	1,563,425
	Guangdong Dongpeng Holdings Co. Ltd., Class A	578,388	488,157
	Guangdong Dowstone Technology Co. Ltd., Class A	331,132	602,006
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	565,816	793,970
		Shares	Value»
CHINA — (Continued)
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	136,400	$272,319
*	Guangdong Golden Dragon Development, Inc., Class A	32,900	58,201
	Guangdong Goworld Co. Ltd., Class A	276,600	392,759
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	207,564	286,420
*	Guangdong Guanhao High-Tech Co. Ltd., Class A	272,004	119,782
	Guangdong Haid Group Co. Ltd., Class A	317,568	2,178,826
	Guangdong HEC Technology Holding Co. Ltd., Class A	343,545	565,514
	Guangdong Hongda Holdings Group Co. Ltd., Class A	329,900	1,200,349
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	502,100	797,796
	Guangdong Huate Gas Co. Ltd., Class A	35,656	216,144
	Guangdong Insight Brand Marketing Group Co. Ltd., Class A	22,700	202,384
	Guangdong Investment Ltd.	12,158,000	9,203,974
	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	177,017	361,180
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	158,300	495,882
*	Guangdong Land Holdings Ltd.	2,346,494	60,281
	Guangdong Provincial Expressway Development Co. Ltd., Class A	812,311	1,449,694

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	270,000	$214,553
	Guangdong Sirio Pharma Co. Ltd., Class A	104,390	361,009
	Guangdong South New Media Co. Ltd., Class A	153,310	842,659
	Guangdong Tapai Group Co. Ltd., Class A	343,395	371,893
*	Guangdong TCL Smart Home Appliances Co. Ltd.	241,000	422,239
	Guangdong Topstar Technology Co. Ltd., Class A	46,762	188,182
	Guangdong Vanward New Electric Co. Ltd., Class A	564,800	838,175
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	509,400	1,100,660
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	1,450,581	503,415
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	247,604	362,843
	Guanghui Energy Co. Ltd., Class A	2,456,214	2,063,047
*	Guanghui Logistics Co. Ltd., Class A	555,700	723,393
	Guangshen Railway Co. Ltd., Class H	11,236,700	3,042,844
	Guangxi Liugong Machinery Co. Ltd., Class A	454,063	730,639
	Guangxi LiuYao Group Co. Ltd., Class A	273,400	663,102
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	1,947,914	621,484
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd., Class A	95,100	231,772
		Shares	Value»
CHINA — (Continued)
#	Guangzhou Automobile Group Co. Ltd., Class H	8,745,690	$3,433,833
	Guangzhou Baiyun International Airport Co. Ltd., Class A	709,426	920,690
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	1,212,000	2,728,898
	Guangzhou Development Group, Inc., Class A	541,900	465,513
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	109,100	380,096
	Guangzhou Haige Communications Group, Inc. Co., Class A	468,950	668,490
	Guangzhou Haoyang Electronic Co. Ltd., Class A	64,900	388,578
	Guangzhou KDT Machinery Co. Ltd., Class A	312,310	747,471
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	158,100	534,991
*	Guangzhou Lingnan Group Holdings Co. Ltd., Class A	148,500	194,559
	Guangzhou Port Co. Ltd., Class A	525,800	231,849
	Guangzhou Restaurant Group Co. Ltd., Class A	310,087	672,337
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	133,724	647,828
	Guangzhou Sie Consulting Co. Ltd., Class A	203,100	570,472
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	179,960	455,272
	Guangzhou Wondfo Biotech Co. Ltd., Class A	145,714	448,527

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	756,337	$674,419
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	372,700	469,782
	Guilin Layn Natural Ingredients Corp., Class A	154,820	159,306
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	274,782	511,981
*	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	139,200	155,032
	Guizhou Chanhen Chemical Corp., Class A	181,400	561,200
	Guizhou Gas Group Corp. Ltd., Class A	623,240	564,675
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	603,972	416,774
	Guizhou Qianyuan Power Co. Ltd., Class A	125,200	250,523
	Guizhou Sanli Pharmaceutical Co. Ltd., Class A	133,600	236,250
	Guizhou Tyre Co. Ltd., Class A	1,401,776	935,468
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	1,112,897	604,145
	Guizhou Zhenhua E-chem, Inc., Class A	296,032	408,937
*	Guoguang Electric Co. Ltd., Class A	194,763	487,525
#	Guolian Securities Co. Ltd., Class H	758,000	384,852
	Guomai Technologies, Inc., Class A	499,854	528,851
	Guosen Securities Co. Ltd., Class A	764,897	1,090,263
*	Guosheng Financial Holding, Inc., Class A	147,476	275,772
#Ω	Guotai Junan Securities Co. Ltd., Class H	967,200	1,435,505
		Shares	Value»
CHINA — (Continued)
	Guoyuan Securities Co. Ltd., Class A	791,545	$867,247
#	Gushengtang Holdings Ltd.	471,200	1,654,105
	H World Group Ltd. (1179 HK)	1,026,500	3,323,246
#	H World Group Ltd. (HTHT US), ADR	380,656	12,234,284
#*Ω	Haichang Ocean Park Holdings Ltd.	9,407,000	678,170
Ω	Haidilao International Holding Ltd.	6,770,000	12,700,638
	Haier Smart Home Co. Ltd. (600690 C1), Class A	914,762	3,506,494
	Haier Smart Home Co. Ltd. (6690 HK), Class H	8,063,799	26,671,487
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	220,124	381,284
*	Hainan Airlines Holding Co. Ltd., Class A	5,452,800	1,226,027
	Hainan Haide Capital Management Co. Ltd., Class A	309,539	255,722
*	Hainan Haiqi Transportation Group Co. Ltd., Class A	107,900	263,007
*	Hainan Haiyao Co. Ltd., Class A	345,000	205,300
	Hainan Jinpan Smart Technology Co. Ltd., Class A	47,376	260,511
#*	Hainan Meilan International Airport Co. Ltd., Class H	1,840,000	1,869,875
	Hainan Mining Co. Ltd., Class A	377,100	352,867
	Hainan Strait Shipping Co. Ltd., Class A	1,108,500	962,667
	Haisco Pharmaceutical Group Co. Ltd., Class A	106,757	469,814
	Haitian International Holdings Ltd.	5,844,000	15,536,608
	Haitong Securities Co. Ltd., Class H	6,654,000	5,823,016
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	5,964,000	705,069

Emerging Markets Core Equity Portfolio
CONTINUED
	Shares	Value»
CHINA — (Continued)
Hand Enterprise Solutions Co. Ltd., Class A	598,809	$1,628,673
Hangcha Group Co. Ltd., Class A	601,756	1,597,534
Hangjin Technology Co. Ltd., Class A	109,700	254,556
Hangxiao Steel Structure Co. Ltd., Class A	1,457,364	495,199
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	564,499	671,355
Hangzhou Chang Chuan Technology Co. Ltd., Class A	41,400	253,804
Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	124,800	375,076
Hangzhou First Applied Material Co. Ltd., Class A	385,806	776,300
Hangzhou GreatStar Industrial Co. Ltd.	244,400	1,086,355
Hangzhou Haoyue Personal Care Co. Ltd., Class A	89,758	484,038
Hangzhou Honghua Digital Technology Stock Co. Ltd., Class A	14,228	136,176
Hangzhou Huawang New Material Technology Co. Ltd., Class A	212,240	368,082
Hangzhou Iron & Steel Co., Class A	187,400	134,327
Hangzhou Lion Microelectronics Co. Ltd., Class A	172,020	543,732
Hangzhou Onechance Tech Corp., Class A	109,900	422,273
Hangzhou Oxygen Plant Group Co. Ltd., Class A	263,057	749,698
Hangzhou Robam Appliances Co. Ltd., Class A	189,845	548,426
Hangzhou Shunwang Technology Co. Ltd., Class A	114,200	256,351
Hangzhou Sunrise Technology Co. Ltd., Class A	232,600	532,300
		Shares	Value»
CHINA — (Continued)
	Hangzhou Tigermed Consulting Co. Ltd. (300347 C2), Class A	29,300	$198,350
#Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	379,100	1,369,819
	Hangzhou Zhongtai Cryogenic Technology Corp., Class A	135,900	222,518
	Han's Laser Technology Industry Group Co. Ltd., Class A	191,361	677,528
Ω	Hansoh Pharmaceutical Group Co. Ltd.	1,794,000	4,128,798
	Hanwei Electronics Group Corp., Class A	108,000	399,884
	Haohua Chemical Science & Technology Co. Ltd., Class A	82,300	320,736
*Ω	Harbin Bank Co. Ltd., Class H	3,347,000	150,698
	Harbin Boshi Automation Co. Ltd., Class A	411,266	1,017,371
	Harbin Electric Co. Ltd., Class H	4,808,587	1,962,488
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	546,173	823,777
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	1,138,900	392,246
*	Harbin Pharmaceutical Group Co. Ltd., Class A	1,717,336	879,940
	HBIS Resources Co. Ltd., Class A	445,700	876,101
*Ω	HBM Holdings Ltd.	1,796,000	847,892
	Health & Happiness H&H International Holdings Ltd.	1,896,000	1,990,915
	Healthcare Co. Ltd., Class A	27,490	25,317
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	229,400	582,559

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Hebei Construction Group Corp. Ltd., Class H	215,500	$15,505
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	208,000	541,087
	Hebei Sinopack Electronic Technology Co. Ltd., Class A	37,520	255,403
	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	268,134	816,061
	Hefei Meiya Optoelectronic Technology, Inc., Class A	276,410	546,118
	Hefei Urban Construction Development Co. Ltd., Class A	460,061	417,933
	Heilongjiang Agriculture Co. Ltd., Class A	379,800	745,968
#	Helens International Holdings Co. Ltd.	280,000	73,728
	Hello Group, Inc., Sponsored ADR	1,452,574	10,444,007
	Henan Liliang Diamond Co. Ltd., Class A	144,500	655,395
	Henan Lingrui Pharmaceutical Co., Class A	313,700	937,490
	Henan Mingtai Al Industrial Co. Ltd., Class A	371,100	634,201
	Henan Pinggao Electric Co. Ltd., Class A	485,600	1,197,940
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	774,392	1,982,425
	Henan Shuanghui Investment & Development Co. Ltd., Class A	565,143	2,053,539
	Henan Thinker Automatic Equipment Co. Ltd., Class A	253,100	824,300
*	Henan Yicheng New Energy Co. Ltd., Class A	1,001,500	525,687
		Shares	Value»
CHINA — (Continued)
	Henan Yuguang Gold & Lead Co. Ltd., Class A	861,100	$790,367
*	Henan Yuneng Holdings Co. Ltd., Class A	499,099	264,654
*	Henan Zhongfu Industry Co. Ltd., Class A	1,500,100	643,088
	Henan Zhongyuan Expressway Co. Ltd., Class A	1,011,125	574,013
	Hengan International Group Co. Ltd.	5,287,622	14,475,533
*	Hengdeli Holdings Ltd.	7,280,834	114,991
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	537,630	955,051
	Hengdian Group Tospo Lighting Co. Ltd., Class A	112,100	179,057
	Hengli Petrochemical Co. Ltd., Class A	1,323,812	2,736,659
	Hengtong Logistics Co. Ltd., Class A	81,300	104,885
	Hengtong Optic-electric Co. Ltd., Class A	596,604	1,289,588
	Hengyi Petrochemical Co. Ltd., Class A	1,012,044	856,779
*	Hesai Group, ADR	1,110	17,138
	Hesteel Co. Ltd., Class A	4,520,900	1,340,030
	Hexing Electrical Co. Ltd., Class A	207,610	1,082,808
	HG Technologies Co. Ltd., Class A	58,700	134,593
*	Hi Sun Technology China Ltd.	9,834,000	379,446
	Hiecise Precision Equipment Co. Ltd., Class A	41,620	185,097
	Hisense Home Appliances Group Co. Ltd., Class H	2,788,000	9,714,979
	Hisense Visual Technology Co. Ltd., Class A	221,700	724,432
	Hitevision Co. Ltd., Class A	101,000	329,826
	Hithink RoyalFlush Information Network Co. Ltd., Class A	61,216	2,380,074

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	HLA Group Corp. Ltd., Class A	1,076,000	$1,304,792
	HMT Xiamen New Technical Materials Co. Ltd., Class A	99,400	530,710
*	HNA Technology Co. Ltd., Class A	962,771	332,139
	Homeland Interactive Technology Ltd.	452,000	76,601
	Hongfa Technology Co. Ltd., Class A	172,336	819,600
*	Honghua Group Ltd.	9,408,000	144,576
	Hongli Zhihui Group Co. Ltd., Class A	328,600	306,225
*	Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou	431,400	175,222
	Hongrun Construction Group Co. Ltd., Class A	770,700	544,005
	Hongta Securities Co. Ltd., Class A	284,549	309,079
*	Hopson Development Holdings Ltd.	8,848,352	3,392,606
	Horizon Construction Development Ltd.	3,114,960	486,377
	Hoshine Silicon Industry Co. Ltd., Class A	61,800	442,909
	Hoymiles Power Electronics, Inc., Class A	12,815	179,004
	Hoyuan Green Energy Co. Ltd., Class A	182,026	388,308
#Ω	Hua Hong Semiconductor Ltd.	4,589,000	13,599,071
	Huaan Securities Co. Ltd., Class A	867,940	672,755
	Huabao Flavours & Fragrances Co. Ltd., Class A	69,300	143,015
*	Huachangda Intelligent Equipment Group Co. Ltd., Class A	55,100	43,309
	Huada Automotive Technology Corp. Ltd., Class A	86,300	394,476
	Huadian Heavy Industries Co. Ltd., Class A	626,000	580,727
		Shares	Value»
CHINA — (Continued)
#	Huadian Power International Corp. Ltd., Class H	6,306,000	$3,084,593
	Huadong Medicine Co. Ltd., Class A	385,032	1,851,013
	Huafon Chemical Co. Ltd., Class A	1,344,691	1,501,583
	Huafu Fashion Co. Ltd., Class A	931,250	604,268
	Huagong Tech Co. Ltd., Class A	117,400	637,638
	Huaibei Mining Holdings Co. Ltd., Class A	943,000	1,836,848
	Huakai Yibai Technology Co. Ltd., Class A	220,480	432,073
	Hualan Biological Engineering, Inc., Class A	349,760	763,489
	Huaming Power Equipment Co. Ltd., Class A	143,100	331,573
	Huaneng Power International, Inc., Class H	10,330,000	5,420,414
	Huangshan Novel Co. Ltd., Class A	314,421	450,854
	Huangshan Tourism Development Co. Ltd., Class A	437,600	668,993
#*	Huanxi Media Group Ltd.	2,260,000	132,520
	Huapont Life Sciences Co. Ltd., Class A	657,623	349,358
*	Huarong International Financial Holdings Ltd.	206,000	3,637
Ω	Huatai Securities Co. Ltd., Class H	2,964,800	5,105,612
	Huaxi Securities Co. Ltd., Class A	480,900	534,279
	Huaxia Bank Co. Ltd., Class A	2,003,788	2,099,948
	Huaxin Cement Co. Ltd. (600801 C1), Class A	667,224	1,133,398
	Huaxin Cement Co. Ltd. (6655 HK), Class H	917,300	890,148
	Huayu Automotive Systems Co. Ltd., Class A	943,531	2,187,589

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Hubei Biocause Pharmaceutical Co. Ltd., Class A	1,029,137	$540,586
	Hubei Chutian Smart Communication Co. Ltd., Class A	1,568,516	954,173
*	Hubei Dinglong Co. Ltd., Class A	104,300	372,354
	Hubei Energy Group Co. Ltd., Class A	904,500	604,950
	Hubei Huitian New Materials Co. Ltd., Class A	266,300	316,015
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	358,905	1,366,511
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	440,078	1,329,570
	Hubei Yihua Chemical Industry Co. Ltd., Class A	384,900	641,484
	Hubei Zhenhua Chemical Co. Ltd., Class A	283,700	501,479
	Huishang Bank Corp. Ltd., Class H	425,400	134,887
#*Ω	Huitongda Network Co. Ltd., Class H	31,900	59,371
	Huizhou Desay Sv Automotive Co. Ltd., Class A	65,916	988,005
	Humanwell Healthcare Group Co. Ltd., Class A	408,900	1,225,913
	Hunan Aihua Group Co. Ltd., Class A	221,922	472,747
	Hunan Corun New Energy Co. Ltd., Class A	318,900	183,780
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	1,195,500	413,197
	Hunan Friendship & Apollo Commercial Co. Ltd., Class A	755,300	477,940
	Hunan Gold Corp. Ltd., Class A	573,904	1,372,900
	Hunan Jiudian Pharmaceutical Co. Ltd., Class A	111,840	239,926
*	Hunan Kaimeite Gases Co. Ltd., Class A	134,400	119,224
*	Hunan New Wellful Co. Ltd., Class A	615,900	500,432
		Shares	Value»
CHINA — (Continued)
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	509,900	$503,227
	Hunan Valin Steel Co. Ltd., Class A	2,191,200	1,371,310
	Hunan Zhongke Electric Co. Ltd., Class A	371,000	752,759
	Hundsun Technologies, Inc., Class A	107,129	385,202
	HUYA, Inc., ADR	566,793	1,983,775
#*Ω	Hygeia Healthcare Holdings Co. Ltd.	2,820,600	4,620,348
	Hymson Laser Technology Group Co. Ltd., Class A	128,870	535,653
*	Hytera Communications Corp. Ltd., Class A	281,902	481,091
*	HyUnion Holding Co. Ltd., Class A	565,900	434,102
*	IAT Automobile Technology Co. Ltd., Class A	138,000	223,797
#*Ω	iDreamSky Technology Holdings Ltd.	380,400	79,136
	Iflytek Co. Ltd., Class A	84,490	592,232
	IKD Co. Ltd., Class A	363,133	887,580
*Ω	IMAX China Holding, Inc.	933,100	890,758
	Imeik Technology Development Co. Ltd., Class A	44,940	1,058,906
	Industrial & Commercial Bank of China Ltd., Class H	124,830,725	84,969,273
	Industrial Bank Co. Ltd., Class A	3,638,780	10,205,659
	Industrial Securities Co. Ltd., Class A	1,005,632	829,968
	Infore Environment Technology Group Co. Ltd., Class A	775,242	510,349
#*Ω	Ingdan, Inc.	3,976,000	643,229
	Ingenic Semiconductor Co. Ltd., Class A	23,400	208,904
	Inkeverse Group Ltd.	3,157,000	705,932

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	INKON Life Technology Co. Ltd., Class A	138,500	$164,883
	Inmyshow Digital Technology Group Co. Ltd., Class A	1,098,700	775,899
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	6,794,100	1,667,533
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	808,212	2,256,327
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	583,264	775,289
*	Inner Mongolia Furui Medical Science Co. Ltd., Class A	87,100	390,086
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,429,776	1,755,587
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	854,400	493,654
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	470,200	812,910
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,047,500	4,035,879
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	1,457,300	1,160,165
*Ω	InnoCare Pharma Ltd.	2,782,000	1,977,913
*Ω	Innovent Biologics, Inc.	233,500	993,671
	Innuovo Technology Co. Ltd., Class A	561,500	849,957
	Insigma Technology Co. Ltd., Class A	383,800	351,831
	Inspur Digital Enterprise Technology Ltd.	2,578,000	1,469,976
	Intco Medical Technology Co. Ltd., Class A	194,408	729,936
#	Intron Technology Holdings Ltd.	1,592,000	231,931
#*	iQIYI, Inc., ADR	3,953,410	8,578,900
		Shares	Value»
CHINA — (Continued)
	iRay Technology Co. Ltd., Class A	24,413	$344,119
*	IRICO Display Devices Co. Ltd., Class A	1,020,500	1,194,023
#	IVD Medical Holding Ltd.	677,000	158,979
	JA Solar Technology Co. Ltd., Class A	803,114	1,378,224
	Jade Bird Fire Co. Ltd., Class A	423,013	668,560
	Jafron Biomedical Co. Ltd., Class A	149,867	555,133
	Jangho Group Co. Ltd., Class A	857,700	628,949
	Jason Furniture Hangzhou Co. Ltd., Class A	238,757	966,096
	JCET Group Co. Ltd., Class A	464,706	2,495,956
	JCHX Mining Management Co. Ltd., Class A	128,800	709,897
*Ω	JD Health International, Inc.	2,333,600	9,662,828
*Ω	JD Logistics, Inc.	6,023,000	10,371,462
	JD.com, Inc. (9618 HK), Class A	4,618,342	93,940,862
	JD.com, Inc. (JD US), ADR	54,206	2,207,268
	JF SmartInvest Holdings Ltd.	110,500	324,141
*	JH Educational Technology, Inc.	668,000	66,331
	Jia Yao Holdings Ltd.	253,000	139,140
	Jiajiayue Group Co. Ltd., Class A	310,701	431,385
	Jiang Su Suyan Jingshen Co. Ltd., Class A	481,400	730,586
	Jiangling Motors Corp. Ltd., Class A	384,025	1,196,628
	Jianglong Shipbuilding Co. Ltd., Class A	124,600	200,761
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	815,600	664,582
	Jiangsu Azure Corp., Class A	541,640	916,014
	Jiangsu Bojun Industrial Technology Co. Ltd., Class A	142,135	487,421

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	6,100	$24,787
	Jiangsu Changbao Steeltube Co. Ltd., Class A	510,200	359,426
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	285,500	553,837
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	1,122,880	1,147,903
*	Jiangsu Dagang Co. Ltd., Class A	180,200	342,957
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	593,940	691,548
	Jiangsu Eastern Shenghong Co. Ltd., Class A	1,108,953	1,310,588
	Jiangsu Expressway Co. Ltd., Class H	5,022,000	5,591,913
	Jiangsu Financial Leasing Co. Ltd., Class A	1,695,840	1,240,342
	Jiangsu General Science Technology Co. Ltd., Class A	1,129,000	863,951
	Jiangsu Gian Technology Co. Ltd., Class A	76,900	411,022
	Jiangsu Guomao Reducer Co. Ltd., Class A	306,385	578,062
	Jiangsu Guotai International Group Co. Ltd., Class A	725,795	724,699
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	56,900	443,025
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	105,354	902,598
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	343,914	2,120,953
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	332,128	344,218
		Shares	Value»
CHINA — (Continued)
*	Jiangsu High Hope International Group Corp., Class A	582,700	$205,995
	Jiangsu Hongdou Industrial Co. Ltd., Class A	428,928	131,315
	Jiangsu Hongtian Technology Co. Ltd., Class A	90,000	324,846
*	Jiangsu Hoperun Software Co. Ltd., Class A	41,500	275,155
	Jiangsu Huachang Chemical Co. Ltd., Class A	745,600	841,921
*	Jiangsu Huahong Technology Stock Co. Ltd., Class A	40,274	35,852
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	1,172,500	703,867
	Jiangsu Jibeier Pharmaceutical Co. Ltd., Class A	14,909	45,835
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	202,437	928,912
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	334,780	608,568
	Jiangsu King's Luck Brewery JSC Ltd., Class A	261,601	1,572,722
	Jiangsu Leili Motor Co. Ltd., Class A	52,576	320,311
	Jiangsu Lianyungang Port Co. Ltd., Class A	867,100	448,769
	Jiangsu Lihua Foods Group Co. Ltd.	260,860	680,794
	Jiangsu Linyang Energy Co. Ltd., Class A	647,200	615,767
*	Jiangsu Lopal Tech Co. Ltd., Class A	239,000	322,767
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	103,800	526,346
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	260,900	826,958
	Jiangsu Pacific Quartz Co. Ltd., Class A	206,250	749,618

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	571,000	$887,552
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	624,300	821,887
	Jiangsu Rainbow Heavy Industries Co. Ltd., Class A	368,300	302,602
	Jiangsu Shagang Co. Ltd., Class A	652,732	479,032
	Jiangsu Shemar Electric Co. Ltd., Class A	168,100	614,572
	Jiangsu Shentong Valve Co. Ltd., Class A	295,702	499,194
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	649,100	441,044
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 C2), Class A	152,540	325,911
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 CH), Class A	46,144	98,590
*	Jiangsu Sopo Chemical Co., Class A	483,716	475,975
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	942,100	695,568
	Jiangsu ToLand Alloy Co. Ltd., Class A	126,370	372,474
	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	119,700	789,808
	Jiangsu Yanghe Distillery Co. Ltd., Class A	363,058	3,933,424
	Jiangsu Yangnong Chemical Co. Ltd., Class A	121,390	933,038
	Jiangsu Yinhe Electronics Co. Ltd., Class A	338,000	250,142
		Shares	Value»
CHINA — (Continued)
	Jiangsu Yoke Technology Co. Ltd., Class A	52,300	$432,224
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	192,674	952,488
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	2,067,071	1,217,746
	Jiangsu Zhongtian Technology Co. Ltd., Class A	779,306	1,468,468
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	1,932,052	741,155
	Jiangxi Bank Co. Ltd., Class H	121,500	11,506
*	Jiangxi Black Cat Carbon Black Co. Ltd., Class A	228,900	318,019
	Jiangxi Copper Co. Ltd., Class H	4,908,000	7,789,781
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	245,900	275,805
	Jiangxi Ganneng Co. Ltd., Class A	285,600	323,158
	Jiangxi Ganyue Expressway Co. Ltd., Class A	493,200	364,572
	Jiangxi Guotai Group Co. Ltd., Class A	307,700	461,501
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	218,000	245,149
	Jiangxi Wannianqing Cement Co. Ltd., Class A	485,348	339,870
	Jiangxi Xinyu Guoke Technology Co. Ltd., Class A	162,143	568,645
	Jiangyin Haida Rubber & Plastic Co. Ltd., Class A	297,800	381,396
*	Jiangyin Hengrun Heavy Industries Co. Ltd., Class A	119,000	167,365
	Jiangyin Jianghua Microelectronics Materials Co. Ltd., Class A	79,100	174,824

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangzhong Pharmaceutical Co. Ltd., Class A	331,900	$1,048,295
	Jianmin Pharmaceutical Group Co. Ltd., Class A	62,900	367,601
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	777,790	771,125
	Jiayou International Logistics Co. Ltd., Class A	293,875	722,668
	Jiaze Renewables Co. Ltd.	475,100	219,666
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	144,570	331,515
*	Jilin Chemical Fibre, Class A	1,293,000	607,535
	Jilin Electric Power Co. Ltd., Class A	967,000	687,383
	Jilin OLED Material Tech Co. Ltd., Class A	8,960	27,059
††	Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A	244,700	2,358
#	Jinchuan Group International Resources Co. Ltd.	17,701,000	1,188,213
	Jinduicheng Molybdenum Co. Ltd., Class A	1,186,700	1,722,503
	Jinghua Pharmaceutical Group Co. Ltd., Class A	455,700	458,664
	Jingjin Equipment, Inc., Class A	301,780	700,530
	Jinhong Gas Co. Ltd., Class A	266,229	621,516
	Jinhui Liquor Co. Ltd., Class A	118,300	307,943
*	Jinke Smart Services Group Co. Ltd., Class H	131,100	116,237
#	JinkoSolar Holding Co. Ltd., ADR	334,495	6,947,461
	Jinlei Technology Co. Ltd., Class A	163,500	439,636
		Shares	Value»
CHINA — (Continued)
	Jinmao Property Services Co. Ltd.	345,664	$110,184
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	619,700	1,117,559
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	1,055,100	362,489
	Jinneng Science&Technology Co. Ltd., Class A	480,459	370,143
#Ω	Jinxin Fertility Group Ltd.	11,194,500	3,496,124
	Jinyu Bio-Technology Co. Ltd., Class A	655,000	599,405
	Jinzai Food Group Co. Ltd., Class A	252,800	430,516
	JiuGui Liquor Co. Ltd., Class A	45,000	277,899
#Ω	Jiumaojiu International Holdings Ltd.	9,257,000	3,137,152
	Jiuzhitang Co. Ltd., Class A	161,745	177,433
	Jizhong Energy Resources Co. Ltd., Class A	1,534,400	1,275,093
	JL Mag Rare-Earth Co. Ltd. (300748 C2), Class A	209,387	572,446
	JNBY Design Ltd.	1,738,000	3,674,783
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	608,949	915,767
	Joinn Laboratories China Co. Ltd., Class A	184,104	409,039
Ω	Joinn Laboratories China Co. Ltd., Class H	13,900	15,138
	Jointo Energy Investment Co. Ltd. Hebei, Class A	635,500	461,493
	Jointown Pharmaceutical Group Co. Ltd., Class A	1,480,002	1,018,241
	Jolywood Suzhou Sunwatt Co. Ltd., Class A	485,900	375,658

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	180,078	$526,080
	Joy City Property Ltd.	23,312,000	611,879
	Joyoung Co. Ltd., Class A	359,034	487,215
	JS Corrugating Machinery Co. Ltd., Class A	284,000	475,191
#*Ω	JS Global Lifestyle Co. Ltd.	7,886,500	1,854,238
	JSTI Group, Class A	712,300	934,949
*	Ju Teng International Holdings Ltd.	6,558,090	734,924
	Juewei Food Co. Ltd., Class A	501,699	1,008,972
	Juneyao Airlines Co. Ltd., Class A	518,800	948,142
	Jutal Offshore Oil Services Ltd.	944,000	85,889
#*Ω	JW Cayman Therapeutics Co. Ltd.	141,500	25,472
	Kailuan Energy Chemical Co. Ltd., Class A	550,100	496,064
	Kaishan Group Co. Ltd., Class A	667,000	887,085
	Kangji Medical Holdings Ltd.	1,324,000	1,095,138
*	KBC Corp. Ltd., Class A	118,303	313,121
	Keboda Technology Co. Ltd., Class A	41,900	353,967
	Keda Industrial Group Co. Ltd., Class A	688,100	769,439
	KEDE Numerical Control Co. Ltd., Class A	24,495	222,346
	Keeson Technology Corp. Ltd., Class A	138,302	213,084
	Kehua Data Co. Ltd., Class A	262,260	1,036,378
	Keli Motor Group Co. Ltd., Class A	156,600	354,241
	Keli Sensing Technology Ningbo Co. Ltd., Class A	13,000	137,575
	Keshun Waterproof Technologies Co. Ltd., Class A	675,700	441,758
		Shares	Value»
CHINA — (Continued)
	Kidswant Children Products Co. Ltd., Class A	675,297	$1,194,139
	Kinetic Development Group Ltd.	10,422,000	1,659,083
	Kingboard Holdings Ltd.	5,236,666	13,344,220
	Kingboard Laminates Holdings Ltd.	8,013,484	8,036,604
	KingClean Electric Co. Ltd., Class A	159,268	509,951
	Kingfa Sci & Tech Co. Ltd., Class A	860,790	1,105,814
	Kingnet Network Co. Ltd., Class A	543,300	1,045,040
	Kingsemi Co. Ltd., Class A	2,000	20,720
	Kingsoft Corp. Ltd.	5,774,600	29,193,033
*	Ko Yo Chemical Group Ltd.	1,440,000	7,575
	Konfoong Materials International Co. Ltd., Class A	18,059	175,447
*	Konka Group Co. Ltd., Class A	751,100	467,558
	KPC Pharmaceuticals, Inc., Class A	466,396	1,044,519
	Kuaijishan Shaoxing Wine Co. Ltd., Class A	265,300	376,420
*Ω	Kuaishou Technology	7,493,100	41,006,982
	Kuangda Technology Group Co. Ltd., Class A	971,500	657,107
	Kunlun Energy Co. Ltd.	24,232,000	23,137,494
	Kunshan Dongwei Technology Co. Ltd., Class A	14,110	50,919
	Kunshan Huguang Auto Harness Co. Ltd., Class A	80,900	400,427
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	130,820	426,212
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	155,582	277,236
	Kweichow Moutai Co. Ltd., Class A	184,374	36,631,300
	KWG Group Holdings Ltd. (1813 H1)	263,500	11,836
#*	KWG Group Holdings Ltd. (1813 HK)	9,620,144	436,291

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	KWG Living Group Holdings Ltd.	8,727,072	$384,512
*	Kyland Technology Co. Ltd., Class A	154,400	252,621
	Lakala Payment Co. Ltd., Class A	239,668	585,488
	Lancy Co. Ltd., Class A	256,100	542,457
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	334,600	243,778
	Lao Feng Xiang Co. Ltd., Class A	179,880	1,281,889
	Laobaixing Pharmacy Chain JSC, Class A	308,691	667,831
	Launch Tech Co. Ltd., Class H	432,500	538,639
	LB Group Co. Ltd., Class A	595,785	1,493,120
	Lee & Man Chemical Co. Ltd.	1,849,339	955,249
	Lee & Man Paper Manufacturing Ltd.	9,787,200	2,818,838
	Lee's Pharmaceutical Holdings Ltd.	2,451,000	386,481
*Ω	Legend Holdings Corp., Class H	5,046,500	4,770,886
	Lenovo Group Ltd.	38,084,000	45,931,154
	Lens Technology Co. Ltd., Class A	1,156,528	4,163,749
	Leo Group Co. Ltd., Class A	190,700	94,998
	Leoch International Technology Ltd.	539,000	104,929
	Lepu Medical Technology Beijing Co. Ltd., Class A	335,330	480,649
*	Leshan Giantstar Farming & Husbandry Corp. Ltd., Class A	222,500	514,787
	Levima Advanced Materials Corp., Class A	192,700	349,141
	LexinFintech Holdings Ltd., ADR	777,806	6,144,667
	Leyard Optoelectronic Co. Ltd., Class A	572,150	467,909
*	Li Auto, Inc. (2015 HK), Class A	1,220,000	14,359,303
#*	Li Auto, Inc. (LI US), ADR	49,980	1,170,532
	Li Ning Co. Ltd.	16,724,583	34,585,070
		Shares	Value»
CHINA — (Continued)
*	LianChuang Electronic Technology Co. Ltd., Class A	196,200	$240,002
	Lianhe Chemical Technology Co. Ltd., Class A	494,797	406,645
*	Liao Ning Oxiranchem, Inc. (300082 C2), Class A	100	82
*	Liao Ning Oxiranchem, Inc. (300082 CH), Class A	224,600	184,443
	Liaoning Cheng Da Co. Ltd., Class A	441,134	594,053
	Liaoning Energy Industry Co. Ltd., Class A	510,500	253,834
	Liaoning Port Co. Ltd., Class H	1,482,000	134,460
*	Lier Chemical Co. Ltd., Class A	513,180	600,019
*	Lifestyle China Group Ltd.	1,898,000	207,413
#*	Lifetech Scientific Corp.	19,428,000	3,246,405
	Lijiang Yulong Tourism Co. Ltd., Class A	378,620	447,733
	Linewell Software Co. Ltd., Class A	133,100	229,940
#	Lingbao Gold Group Co. Ltd., Class H	2,484,000	1,519,491
	Lingyi iTech Guangdong Co., Class A	1,577,100	1,854,783
#Ω	Linklogis, Inc., Class B	4,006,000	790,250
*	Liuzhou Iron & Steel Co. Ltd., Class A	931,417	354,611
	Livzon Pharmaceutical Group, Inc., Class H	1,288,717	4,364,922
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	301,740	673,371
#	LK Technology Holdings Ltd.	3,870,000	1,385,608
	Loncin Motor Co. Ltd., Class A	1,279,488	1,792,849
Ω	Longfor Group Holdings Ltd.	7,485,000	9,514,108

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Longhua Technology Group Luoyang Co. Ltd., Class A	438,831	$415,259
	LONGi Green Energy Technology Co. Ltd., Class A	809,715	1,660,861
	Longshine Technology Group Co. Ltd., Class A	244,551	342,218
	Lonking Holdings Ltd.	15,402,000	3,347,697
	Lontium Semiconductor Corp., Class A	18,489	230,087
*	Lotus Holdings Co. Ltd.	584,400	407,225
	Lucky Harvest Co. Ltd., Class A	152,500	909,066
	Luenmei Quantum Co. Ltd., Class A	493,705	378,022
	Luoniushan Co. Ltd., Class A	536,000	454,700
*	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	481,697	235,898
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	222,290	609,036
	Lushang Freda Pharmaceutical Co. Ltd., Class A	468,800	450,664
	Luxi Chemical Group Co. Ltd., Class A	714,800	1,168,124
	Luxin Venture Capital Group Co. Ltd., Class A	250,900	419,531
	Luxshare Precision Industry Co. Ltd., Class A	1,375,261	7,664,021
	Luyang Energy-Saving Materials Co. Ltd.	271,310	463,998
*Ω	Luye Pharma Group Ltd.	14,098,500	3,773,214
	Luzhou Laojiao Co. Ltd., Class A	248,147	3,973,564
#*	Maanshan Iron & Steel Co. Ltd., Class H	11,090,177	2,486,056
	Maccura Biotechnology Co. Ltd., Class A	400,873	683,684
	Malion New Materials Co. Ltd., Class A	40,650	45,093
		Shares	Value»
CHINA — (Continued)
	Mango Excellent Media Co. Ltd., Class A	591,497	$2,271,339
#*Ω	Maoyan Entertainment	2,891,000	3,213,219
	Marssenger Kitchenware Co. Ltd., Class A	66,100	121,783
	Maxscend Microelectronics Co. Ltd., Class A	18,688	202,601
	Maxvision Technology Corp., Class A	101,500	328,435
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	116,800	405,561
*	MCC Meili Cloud Computing Industry Investment Co. Ltd., Class A	30,200	39,778
Ω	Medlive Technology Co. Ltd.	261,500	293,762
	MeiG Smart Technology Co. Ltd., Class A	16,400	91,071
	Meihua Holdings Group Co. Ltd., Class A	785,600	1,088,879
	Meilleure Health International Industry Group Ltd.	420,000	15,724
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	1,466,000	882,200
#Ω	Meitu, Inc.	10,128,500	5,474,791
*Ω	Meituan, Class B	4,363,560	83,049,680
	Mesnac Co. Ltd., Class A	804,100	968,061
#	Metallurgical Corp. of China Ltd., Class H	10,798,000	2,114,383
	M-Grass Ecology & Environment Group Co. Ltd., Class A	896,623	578,260
	MicroPort NeuroScientific Corp.	43,777	57,883
#*	Microport Scientific Corp.	2,232,200	1,864,130
	Micro-Tech Nanjing Co. Ltd., Class A	3,400	32,749
	Midea Group Co. Ltd., Class A	1,183,746	12,078,130

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#Ω	Midea Real Estate Holding Ltd.	2,330,400	$876,665
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	91,900	666,448
	Min Xin Holdings Ltd.	742,000	216,878
	Ming Yang Smart Energy Group Ltd., Class A	409,016	586,455
	Ming Yuan Cloud Group Holdings Ltd.	5,446,000	1,845,079
*	Mingfa Group International Co. Ltd.	4,092,000	52,319
#	MINISO Group Holding Ltd.	2,003,400	11,541,633
*	Minmetals Development Co. Ltd., Class A	584,900	556,691
*	Minmetals Land Ltd.	9,937,644	376,258
*	Minth Group Ltd.	6,615,000	13,211,900
	Miracle Automation Engineering Co. Ltd., Class A	77,100	144,898
	Miracll Chemicals Co. Ltd., Class A	38,575	89,345
	MLS Co. Ltd., Class A	460,500	517,570
*	MMG Ltd.	42,530,799	14,006,622
*Ω	Mobvista, Inc.	2,335,000	2,151,832
*	MOG Digitech Holdings Ltd.	518,000	65,019
	Monalisa Group Co. Ltd., Class A	280,455	360,554
	Montage Technology Co. Ltd., Class A	15,822	149,018
	Moon Environment Technology Co. Ltd., Class A	667,300	1,101,624
	Morimatsu International Holdings Co. Ltd.	948,000	574,756
	Motic Xiamen Electric Group Co. Ltd., Class A	153,700	346,922
	Muyuan Foods Co. Ltd., Class A	608,937	3,132,787
*††	Myhome Real Estate Development Group Co. Ltd., Class A	1,308,300	0
	MYS Group Co. Ltd., Class A	833,000	391,684
		Shares	Value»
CHINA — (Continued)
	Nancal Technology Co. Ltd., Class A	71,484	$356,729
*	Nanfang Zhongjin Environment Co. Ltd., Class A	1,112,700	530,713
	Nanhua Futures Co. Ltd., Class A	466,400	755,697
	NanJi E-Commerce Co. Ltd., Class A	677,950	463,976
	Nanjing Cosmos Chemical Co. Ltd., Class A	37,600	128,948
	Nanjing Hanrui Cobalt Co. Ltd., Class A	69,500	313,360
	Nanjing Iron & Steel Co. Ltd., Class A	2,527,900	1,618,063
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	116,628	217,741
	Nanjing Pharmaceutical Co. Ltd., Class A	1,077,100	726,631
*	Nanjing Sample Technology Co. Ltd., Class H	1,000	41
	Nanjing Securities Co. Ltd., Class A	479,160	557,054
*	Nanjing Tanker Corp., Class A	1,500,600	660,801
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	803,048	711,887
	Nantong Jianghai Capacitor Co. Ltd., Class A	384,800	1,280,207
	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	211,800	424,104
	NARI Technology Co. Ltd., Class A	899,226	2,865,048
	Natural Food International Holding Ltd.	96,000	6,126
	NAURA Technology Group Co. Ltd., Class A	37,800	1,971,989
*	NavInfo Co. Ltd., Class A	399,600	479,229
*	Nayuki Holdings Ltd.	519,000	78,409
	NBTM New Materials Group Co. Ltd., Class A	243,500	579,375

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	NetDragon Websoft Holdings Ltd.	2,218,500	$2,890,775
*Ω	NetEase Cloud Music, Inc.	33,450	525,590
	NetEase, Inc. (9999 HK)	3,062,200	62,944,080
	NetEase, Inc. (NTES US), ADR	79,791	8,206,504
	Neusoft Corp., Class A	141,900	185,691
	Neutech Group Ltd.	115,200	39,980
	New China Life Insurance Co. Ltd., Class H	3,557,900	11,134,873
	New Hope Dairy Co. Ltd., Class A	280,100	560,552
*	New Hope Liuhe Co. Ltd., Class A	310,932	373,138
*	New Journey Health Technology Group Co. Ltd., Class A	332,700	114,019
	Neway Valve Suzhou Co. Ltd., Class A	168,400	637,986
*	Newborn Town, Inc.	2,170,000	1,322,083
	Newland Digital Technology Co. Ltd., Class A	317,789	871,804
	Nexteer Automotive Group Ltd.	7,430,000	3,442,942
#*	Nine Dragons Paper Holdings Ltd.	12,705,000	5,164,184
*	Ninestar Corp., Class A	78,028	274,416
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	141,900	172,833
	Ningbo Boway Alloy Material Co. Ltd., Class A	277,900	760,149
	Ningbo Changhong Polymer Scientific & Technical, Inc., Class A	51,600	77,771
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	197,800	560,055
	Ningbo Huaxiang Electronic Co. Ltd., Class A	677,500	1,177,437
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	53,400	85,819
	Ningbo Jintian Copper Group Co. Ltd., Class A	1,142,700	962,843
		Shares	Value»
CHINA — (Continued)
	Ningbo Joyson Electronic Corp., Class A	392,831	$925,771
	Ningbo Orient Wires & Cables Co. Ltd., Class A	102,157	744,617
	Ningbo Peacebird Fashion Co. Ltd., Class A	336,700	671,986
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	131,716	576,134
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	375,058	1,573,656
	Ningbo Shanshan Co. Ltd., Class A	172,500	165,597
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	122,000	282,138
	Ningbo Tuopu Group Co. Ltd., Class A	194,876	1,767,141
	Ningbo Xusheng Group Co. Ltd., Class A	448,940	988,880
	Ningbo Yongxin Optics Co. Ltd., Class A	28,200	366,947
	Ningbo Yunsheng Co. Ltd., Class A	686,400	718,932
	Ningbo Zhoushan Port Co. Ltd., Class A	1,013,670	508,494
	Ningxia Baofeng Energy Group Co. Ltd., Class A	1,472,700	3,560,411
	Ningxia Building Materials Group Co. Ltd., Class A	194,600	365,381
	Ningxia Orient Tantalum Industry Co. Ltd., Class A	95,600	187,545
*	Ningxia Western Venture Industrial Co. Ltd., Class A	503,000	355,555
*	NIO, Inc. (9866 HK), Class A	176,980	765,836
#*	NIO, Inc. (NIO US), ADR	645,832	2,789,994
#*	Niu Technologies, Sponsored ADR	200,154	404,311
	NKY Medical Holdings Ltd., Class A	257,950	499,337
	Noah Holdings Ltd., Sponsored ADR	90,260	954,951

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#Ω	Nongfu Spring Co. Ltd., Class H	4,801,200	$22,650,591
	Norinco International Cooperation Ltd., Class A	671,073	897,001
	North China Pharmaceutical Co. Ltd., Class A	1,000,800	765,593
	North Electro-Optic Co. Ltd., Class A	130,900	185,560
	North Huajin Chemical Industries Co. Ltd., Class A	955,212	573,824
	North Industries Group Red Arrow Co. Ltd., Class A	381,965	719,719
	Northeast Pharmaceutical Group Co. Ltd., Class A	1,600,662	1,104,233
	Northeast Securities Co. Ltd., Class A	661,227	699,731
	Northking Information Technology Co. Ltd., Class A	283,029	561,317
	Novoray Corp., Class A	70,600	614,701
*	NSFOCUS Technologies Group Co. Ltd., Class A	274,070	268,984
*	Nuode New Materials Co. Ltd., Class A	820,000	419,386
	NYOCOR Co. Ltd., Class A	373,300	277,446
*Ω	Ocumension Therapeutics	647,000	361,440
*	Offcn Education Technology Co. Ltd., Class A	970,800	435,153
	Offshore Oil Engineering Co. Ltd., Class A	1,225,122	909,372
*	OFILM Group Co. Ltd., Class A	497,000	808,166
	Olympic Circuit Technology Co. Ltd., Class A	273,080	1,219,883
	Onewo, Inc., Class H	673,700	1,909,446
	Oppein Home Group, Inc., Class A	123,390	1,114,825
	Opple Lighting Co. Ltd., Class A	222,221	509,515
		Shares	Value»
CHINA — (Continued)
	OPT Machine Vision Tech Co. Ltd., Class A	29,277	$317,338
	ORG Technology Co. Ltd., Class A	1,849,800	1,284,749
	Orient International Enterprise Ltd., Class A	427,567	384,907
	Orient Overseas International Ltd.	594,500	7,958,707
#Ω	Orient Securities Co. Ltd., Class H	2,344,800	1,517,483
*	Oriental Energy Co. Ltd., Class A	522,429	706,411
	Oriental Pearl Group Co. Ltd., Class A	595,141	608,823
*	Ourpalm Co. Ltd., Class A	438,300	332,282
	Ovctek China, Inc., Class A	278,240	639,453
	Pacific Online Ltd.	34,195	1,363
*	Pacific Securities Co. Ltd., Class A	523,800	283,225
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	219,203	641,488
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	2,411,831	913,281
	PCI Technology Group Co. Ltd., Class A	625,140	390,814
*	PDD Holdings, Inc., ADR	1,044,626	116,904,096
*Ω	Peijia Medical Ltd.	1,597,000	744,758
*	Peking University Resources Holdings Co. Ltd.	2,806,500	60,214
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	3,368,870	64,924
	People.cn Co. Ltd., Class A	77,800	240,112
	People's Insurance Co. Group of China Ltd. , Class H	18,397,000	9,415,241
	Perennial Energy Holdings Ltd.	710,000	72,127
	Perfect World Co. Ltd., Class A	161,000	232,100
	PetroChina Co. Ltd., Class H	96,738,000	73,960,179

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	PharmaBlock Sciences Nanjing, Inc., Class A	113,600	$490,836
#Ω	Pharmaron Beijing Co. Ltd., Class H	1,446,850	2,646,829
*	Phenix Optical Co. Ltd., Class A	53,600	170,990
	PhiChem Corp., Class A	249,005	546,143
	PICC Property & Casualty Co. Ltd., Class H	19,579,398	31,811,229
*	Piesat Information Technology Co. Ltd., Class A	70,157	166,857
	Ping An Bank Co. Ltd., Class A	4,109,901	6,509,454
#Ω	Ping An Healthcare & Technology Co. Ltd.	9,302,005	7,345,873
	Ping An Insurance Group Co. of China Ltd., Class H	23,334,500	131,389,176
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	815,838	1,015,169
	PNC Process Systems Co. Ltd., Class A	177,720	558,446
	POCO Holding Co. Ltd., Class A	42,860	315,426
*	Polaris Bay Group Co. Ltd., Class A	579,000	540,592
	Poly Developments & Holdings Group Co. Ltd., Class A	1,264,405	1,456,434
	Poly Property Group Co. Ltd.	16,386,987	3,085,222
	Poly Property Services Co. Ltd., Class H	1,274,200	4,495,019
	Pony Testing International Group Co. Ltd., Class A	265,070	271,871
Ω	Pop Mart International Group Ltd.	2,162,600	26,228,668
	Porton Pharma Solutions Ltd., Class A	334,300	728,269
Ω	Postal Savings Bank of China Co. Ltd., Class H	22,768,000	13,592,165
		Shares	Value»
CHINA — (Continued)
	Pou Sheng International Holdings Ltd.	16,009,609	$1,029,294
	Power Construction Corp. of China Ltd., Class A	2,700,800	1,894,693
*	Powerwin Tech Group Ltd.	240,000	82,072
	Prinx Chengshan Holdings Ltd.	603,500	598,245
*	Productive Technologies Co. Ltd.	742,000	21,313
	Pulike Biological Engineering, Inc., Class A	131,400	224,307
	PW Medtech Group Ltd.	3,816,000	450,380
	Pylon Technologies Co. Ltd., Class A	45,089	235,249
*	Q Technology Group Co. Ltd.	2,854,000	2,855,917
*	Qi An Xin Technology Group, Inc., Class A	70,001	242,849
	Qianhe Condiment & Food Co. Ltd., Class A	299,015	480,710
	Qifu Technology, Inc., ADR	1,029,222	41,065,958
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	346,200	475,503
	Qingdao Citymedia Co. Ltd., Class A	543,833	512,653
	Qingdao East Steel Tower Stock Co. Ltd., Class A	811,575	796,673
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	231,501	514,834
	Qingdao Gaoce Technology Co. Ltd., Class A	397,410	547,713
	Qingdao Gon Technology Co. Ltd., Class A	183,900	610,282
	Qingdao Haier Biomedical Co. Ltd., Class A	141,584	627,122
	Qingdao Hanhe Cable Co. Ltd., Class A	1,370,392	620,235

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	256,940	$397,550
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	50,200	621,140
	Qingdao NovelBeam Technology Co. Ltd., Class A	28,435	168,574
Ω	Qingdao Port International Co. Ltd., Class H	1,739,000	1,352,863
	Qingdao Rural Commercial Bank Corp., Class A	1,531,267	631,829
	Qingdao Sentury Tire Co. Ltd., Class A	260,260	901,130
	Qingdao TGOOD Electric Co. Ltd., Class A	164,900	543,663
*	Qinghai Salt Lake Industry Co. Ltd., Class A	999,300	2,282,038
*	Qingling Motors Co. Ltd., Class H	5,354,000	340,363
	Qinhuangdao Port Co. Ltd., Class H	4,875,500	1,292,929
*	QuantumCTek Co. Ltd., Class A	2,968	106,532
*	Qudian, Inc., Sponsored ADR	478,889	1,350,467
	Queclink Wireless Solutions Co. Ltd., Class A	106,050	214,746
	Quectel Wireless Solutions Co. Ltd., Class A	62,034	770,042
	Quick Intelligent Equipment Co. Ltd., Class A	126,100	406,451
#*	Radiance Holdings Group Co. Ltd.	2,385,000	866,117
	Rainbow Digital Commercial Co. Ltd., Class A	947,094	615,630
	Range Intelligent Computing Technology Group Co. Ltd., Class A	50,700	419,469
	Rayhoo Motor Dies Co. Ltd., Class A	105,944	551,238
	Raytron Technology Co. Ltd., Class A	72,968	502,822
		Shares	Value»
CHINA — (Continued)
	Realcan Pharmaceutical Group Co. Ltd., Class A	834,100	$319,186
	Red Avenue New Materials Group Co. Ltd., Class A	39,200	181,693
*Ω	Red Star Macalline Group Corp. Ltd., Class H	2,952,914	572,332
*Ω	Redco Properties Group Ltd.	10,310,000	201,122
	Renhe Pharmacy Co. Ltd., Class A	653,300	505,792
	Renrui Human Resources Technology Holdings Ltd.	112,300	57,519
	Rianlon Corp., Class A	150,800	585,545
	Richinfo Technology Co. Ltd., Class A	118,700	486,291
	Risen Energy Co. Ltd., Class A	330,208	487,514
*	RiseSun Real Estate Development Co. Ltd., Class A	1,098,102	210,705
*	Rising Nonferrous Metals Share Co. Ltd., Class A	109,600	429,923
	Riyue Heavy Industry Co. Ltd., Class A	312,825	522,047
	Rizhao Port Co. Ltd., Class A	2,927,800	1,228,683
	RoboTechnik Intelligent Technology Co. Ltd., Class A	24,760	612,410
	Rockchip Electronics Co. Ltd., Class A	25,200	575,872
	Rongan Property Co. Ltd., Class A	342,900	91,715
*	RongFa Nuclear Equipment Co. Ltd., Class A	776,300	502,053
	Rongsheng Petrochemical Co. Ltd., Class A	1,830,978	2,231,941
*	Roshow Technology Co. Ltd., Class A	423,700	436,239
	Ruida Futures Co. Ltd., Class A	196,651	386,003
	Runjian Co. Ltd., Class A	124,963	555,219
	SAIC Motor Corp. Ltd., Class A	918,355	2,174,057

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sailun Group Co. Ltd., Class A	806,500	$1,705,169
	Sanan Optoelectronics Co. Ltd., Class A	452,500	716,563
	Sangfor Technologies, Inc., Class A	31,672	260,755
	Sanjiang Shopping Club Co. Ltd., Class A	96,700	131,921
	Sanquan Food Co. Ltd., Class A	432,230	678,599
*	Sansteel Minguang Co. Ltd. Fujian, Class A	1,458,556	657,633
	Sansure Biotech, Inc., Class A	133,807	372,994
#	Sany Heavy Equipment International Holdings Co. Ltd.	8,910,500	5,784,766
	Sany Heavy Industry Co. Ltd., Class A	847,341	1,883,313
	Satellite Chemical Co. Ltd., Class A	1,211,883	3,351,696
	SDIC Capital Co. Ltd., Class A	466,300	457,254
	SDIC Power Holdings Co. Ltd., Class A	1,011,516	2,005,794
	Sealand Securities Co. Ltd., Class A	1,346,700	743,574
#*	Seazen Group Ltd.	18,199,047	4,044,251
*	Seazen Holdings Co. Ltd., Class A	284,781	443,873
	S-Enjoy Service Group Co. Ltd.	2,169,000	822,603
	Seres Group Co. Ltd., Class A	142,925	2,629,813
	SF Holding Co. Ltd., Class A	1,155,555	6,276,467
	SG Micro Corp., Class A	24,600	287,013
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	183,700	101,098
	Shaanxi Coal Industry Co. Ltd., Class A	3,029,900	9,077,853
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	1,012,700	606,011
		Shares	Value»
CHINA — (Continued)
*	Shaanxi Heimao Coking Co. Ltd., Class A	559,100	$237,565
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	1,472,746	1,375,404
	Shandong Bohui Paper Industrial Co. Ltd., Class A	881,000	578,926
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	384,887	775,739
*	Shandong Chenming Paper Holdings Ltd., Class H	2,811,533	368,182
	Shandong Dawn Polymer Co. Ltd., Class A	211,200	342,941
	Shandong Denghai Seeds Co. Ltd., Class A	605,300	887,693
*	Shandong Dongyue Silicone Material Co. Ltd., Class A	539,200	565,642
Ω	Shandong Gold Mining Co. Ltd., Class H	1,890,250	3,279,800
	Shandong Haihua Co. Ltd., Class A	539,800	386,806
	Shandong Head Group Co. Ltd., Class A	189,126	320,840
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	288,241	2,057,917
	Shandong Hi-speed Co. Ltd., Class A	467,325	650,573
*	Shandong Hi-Speed New Energy Group Ltd.	1,670,600	380,072
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	1,058,500	838,167
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	536,561	1,554,305
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	695,060	331,012

Emerging Markets Core Equity Portfolio
CONTINUED
	Shares	Value»
CHINA — (Continued)
Shandong Humon Smelting Co. Ltd., Class A	524,356	$790,026
Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	237,500	417,835
Shandong Jinjing Science & Technology Co. Ltd., Class A	1,118,471	794,050
Shandong Linglong Tyre Co. Ltd., Class A	543,382	1,358,415
Shandong Lukang Pharma, Class A	564,800	695,194
Shandong Nanshan Aluminum Co. Ltd., Class A	2,799,880	1,572,582
Shandong Pharmaceutical Glass Co. Ltd., Class A	250,000	831,460
Shandong Publishing & Media Co. Ltd., Class A	852,100	1,314,523
Shandong Sun Paper Industry JSC Ltd., Class A	961,588	1,853,404
Shandong Weifang Rainbow Chemical Co. Ltd., Class A	121,100	815,947
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	18,698,000	11,669,271
Shandong WIT Dyne Health Co. Ltd., Class A	184,500	718,139
Shandong Xiantan Co. Ltd., Class A	526,863	421,984
Shandong Xinhua Pharmaceutical Co. Ltd., Class H	1,303,200	950,409
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	507,500	623,121
Shandong Yulong Gold Co. Ltd., Class A	377,100	638,105
Shanghai Acrel Co. Ltd., Class A	24,100	64,944
		Shares	Value»
CHINA — (Continued)
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	562,100	$509,054
*	Shanghai Aiko Solar Energy Co. Ltd., Class A	141,400	203,795
	Shanghai AJ Group Co. Ltd., Class A	962,935	640,274
	Shanghai Allist Pharmaceuticals Co. Ltd., Class A	79,179	747,807
	Shanghai AtHub Co. Ltd., Class A	405,672	1,116,181
	Shanghai Bailian Group Co. Ltd., Class A	501,700	675,187
*	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	238,358	801,105
	Shanghai Baolong Automotive Corp., Class A	126,200	616,538
	Shanghai Baosight Software Co. Ltd., Class A	250,362	1,001,433
	Shanghai Baosteel Packaging Co. Ltd., Class A	762,664	496,691
	Shanghai Belling Co. Ltd., Class A	26,200	131,003
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	20,170	555,887
	Shanghai Bright Meat Group Co. Ltd., Class A	558,700	507,727
	Shanghai Chicmax Cosmetic Co. Ltd.	65,900	305,581
	Shanghai Chinafortune Co. Ltd., Class A	576,431	1,123,948
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	489,200	763,491
	Shanghai Construction Group Co. Ltd., Class A	2,729,435	938,477
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	458,666	570,725
	Shanghai Datun Energy Resources Co. Ltd., Class A	549,400	954,992

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shanghai DZH Ltd., Class A	90,200	$102,474
#*	Shanghai Electric Group Co. Ltd., Class H	6,970,000	2,372,692
	Shanghai Electric Power Co. Ltd., Class A	498,406	599,331
	Shanghai Environment Group Co. Ltd., Class A	391,775	425,266
*	Shanghai Feilo Acoustics Co. Ltd., Class A	266,900	144,990
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	29,200	35,759
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,083,500	1,826,489
#	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	714,000	1,347,775
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	584,000	176,718
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	56,147	490,816
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	125,932	424,014
	Shanghai Gench Education Group Ltd.	52,000	18,964
	Shanghai Gentech Co. Ltd., Class A	117,693	591,239
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	393,348	983,712
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	156,080	498,038
#*Ω	Shanghai Henlius Biotech, Inc., Class H	69,700	150,364
	Shanghai Huace Navigation Technology Ltd., Class A	83,535	463,555
		Shares	Value»
CHINA — (Continued)
	Shanghai Huafon Aluminium Corp., Class A	106,400	$294,795
	Shanghai Huayi Group Co. Ltd., Class A	654,200	609,792
	Shanghai Industrial Holdings Ltd.	3,322,000	4,830,862
	Shanghai Industrial Urban Development Group Ltd.	16,019,025	690,842
#	Shanghai INT Medical Instruments Co. Ltd.	96,000	365,163
	Shanghai International Airport Co. Ltd., Class A	40,400	185,179
	Shanghai Jahwa United Co. Ltd., Class A	159,500	343,383
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	291,462	1,061,047
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	204,433	307,378
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	585,400	490,672
	Shanghai Kelai Mechatronics Engineering Co. Ltd., Class A	53,300	138,601
	Shanghai Liangxin Electrical Co. Ltd., Class A	582,891	549,281
	Shanghai Lingang Holdings Corp. Ltd., Class A	430,340	578,873
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	87,600	109,383
	Shanghai M&G Stationery, Inc., Class A	229,299	896,496
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	230,900	565,889
*	Shanghai Medicilon, Inc., Class A	61,955	235,314

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	39,612	$576,052
*	Shanghai Milkground Food Tech Co. Ltd., Class A	352,300	889,529
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,936,800	4,666,004
	Shanghai Pioneer Holding Ltd.	3,009,000	861,127
	Shanghai Pret Composites Co. Ltd., Class A	220,300	280,438
	Shanghai Pudong Construction Co. Ltd., Class A	534,380	449,189
	Shanghai Pudong Development Bank Co. Ltd., Class A	3,427,519	5,040,782
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	303,899	617,981
	Shanghai QiFan Cable Co. Ltd., Class A	268,300	563,984
	Shanghai RAAS Blood Products Co. Ltd., Class A	591,912	569,350
	Shanghai Runda Medical Technology Co. Ltd., Class A	400,100	904,150
	Shanghai Rural Commercial Bank Co. Ltd., Class A	995,600	1,146,679
*	Shanghai Shibei Hi-Tech Co. Ltd., Class A	411,000	253,552
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	420,400	680,198
	Shanghai Stonehill Technology Co. Ltd., Class A	2,256,626	1,271,311
	Shanghai Taisheng Wind Power Equipment Co. Ltd., Class A	674,600	644,283
		Shares	Value»
CHINA — (Continued)
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	384,400	$427,468
	Shanghai Tunnel Engineering Co. Ltd., Class A	720,395	633,816
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	363,661	584,838
	Shanghai Wanye Enterprises Co. Ltd., Class A	160,310	328,125
	Shanghai Yaoji Technology Co. Ltd., Class A	231,500	894,590
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	697,600	541,046
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	141,157	469,179
*	Shanghai Zhonggu Logistics Co. Ltd., Class A	931,400	1,198,901
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	1,126,382	1,003,765
	Shanjin International Gold Co. Ltd., Class A	550,580	1,282,525
	Shannon Semiconductor Technology Co. Ltd., Class A	79,000	303,972
	Shantui Construction Machinery Co. Ltd., Class A	645,400	892,686
	Shanxi Blue Flame Holding Co. Ltd., Class A	882,498	756,196
	Shanxi Coal International Energy Group Co. Ltd., Class A	985,700	1,501,540
	Shanxi Coking Co. Ltd., Class A	743,797	391,934
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,803,041	1,842,117
	Shanxi Guoxin Energy Corp. Ltd., Class A	1,190,860	393,179

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanxi Hi-speed Group Co. Ltd., Class A	1,081,400	$711,156
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	983,130	1,056,338
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	1,076,748	1,867,872
*	Shanxi Meijin Energy Co. Ltd., Class A	840,600	478,019
	Shanxi Securities Co. Ltd., Class A	405,800	337,410
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	934,292	438,147
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	190,929	4,551,271
	Sharetronic Data Technology Co. Ltd., Class A	36,900	466,245
	Shede Spirits Co. Ltd., Class A	101,800	754,053
	Shenergy Co. Ltd., Class A	1,024,033	1,228,526
	Shengda Resources Co. Ltd., Class A	228,030	438,428
	Shenghe Resources Holding Co. Ltd., Class A	403,700	594,576
*Ω	Shengjing Bank Co. Ltd., Class H	702,500	91,701
	Shenguan Holdings Group Ltd.	4,272,000	160,416
*	Shengyi Electronics Co. Ltd., Class A	36,188	182,120
	Shengyi Technology Co. Ltd., Class A	466,582	1,926,836
	Shenma Industry Co. Ltd., Class A	438,700	450,960
	Shennan Circuits Co. Ltd., Class A	87,483	1,582,236
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	3,114,400	870,759
*	Shenyang Jinbei Automotive Co. Ltd., Class A	634,600	581,337
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	52,584	507,395
		Shares	Value»
CHINA — (Continued)
	Shenzhen Agricultural Power Group Co. Ltd., Class A	510,438	$463,237
	Shenzhen Airport Co. Ltd., Class A	934,083	910,354
	Shenzhen Aisidi Co. Ltd., Class A	795,938	1,393,792
	Shenzhen Batian Ecotypic Engineering Co. Ltd., Class A	495,700	578,023
	Shenzhen BSC Technology Co. Ltd., Class A	60,500	239,907
	Shenzhen Capchem Technology Co. Ltd., Class A	73,040	336,639
	Shenzhen Center Power Tech Co. Ltd., Class A	200,200	449,977
	Shenzhen Cereals Holdings Co. Ltd., Class A	581,050	518,138
	Shenzhen Click Technology Co. Ltd., Class A	222,400	397,722
	Shenzhen Colibri Technologies Co. Ltd., Class A	201,400	435,132
	Shenzhen Comix Group Co. Ltd., Class A	314,200	297,692
	Shenzhen Das Intellitech Co. Ltd., Class A	970,200	430,742
	Shenzhen Desay Battery Technology Co., Class A	254,681	793,064
*	Shenzhen Dynanonic Co. Ltd., Class A	92,787	412,087
	Shenzhen Energy Group Co. Ltd., Class A	817,400	691,604
	Shenzhen Envicool Technology Co. Ltd., Class A	150,650	848,424
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	293,460	756,132
	Shenzhen Expressway Corp. Ltd., Class H	3,928,000	3,316,318
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	264,622	393,146

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	3,307	$69,829
	Shenzhen FRD Science & Technology Co. Ltd., Class A	125,633	335,429
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	569,100	690,839
	Shenzhen Gas Corp. Ltd., Class A	879,816	805,374
	Shenzhen Gongjin Electronics Co. Ltd., Class A	398,103	506,796
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	213,100	514,825
#*Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	316,000	153,805
	Shenzhen Honor Electronic Co. Ltd., Class A	29,200	488,909
	Shenzhen Hopewind Electric Co. Ltd., Class A	210,600	914,705
	Shenzhen Inovance Technology Co. Ltd., Class A	147,975	1,232,037
	Shenzhen International Holdings Ltd.	11,091,914	9,928,015
	Shenzhen Investment Ltd.	21,103,674	2,198,997
	Shenzhen Invt Electric Co. Ltd., Class A	460,800	469,494
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	333,400	359,581
	Shenzhen Jinjia Group Co. Ltd., Class A	875,400	485,388
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	806,500	763,003
	Shenzhen Kaifa Technology Co. Ltd., Class A	292,821	772,818
		Shares	Value»
CHINA — (Continued)
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	120,144	$238,843
	Shenzhen Kedali Industry Co. Ltd., Class A	91,320	1,380,544
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	603,700	1,329,373
	Shenzhen Kinwong Electronic Co. Ltd., Class A	199,824	951,680
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	215,400	692,101
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	463,500	681,770
	Shenzhen Leaguer Co. Ltd., Class A	679,300	751,373
	Shenzhen Lifotronic Technology Co. Ltd., Class A	197,341	388,035
	Shenzhen Megmeet Electrical Co. Ltd., Class A	213,316	1,851,289
	Shenzhen Microgate Technology Co. Ltd., Class A	508,900	855,161
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	183,272	5,894,141
	Shenzhen MTC Co. Ltd., Class A	1,266,138	937,114
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	856,700	280,220
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	85,400	729,828
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	1,534,701	465,192
	Shenzhen Noposin Crop Science Co. Ltd., Class A	501,500	683,110
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,460,276	491,913

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Shenzhen Pagoda Industrial Group Corp. Ltd.	2,063,000	$334,016
	Shenzhen Qingyi Photomask Ltd., Class A	87,573	313,664
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	64,100	263,646
	Shenzhen SC New Energy Technology Corp., Class A	113,071	1,004,526
	Shenzhen SED Industry Co. Ltd., Class A	257,489	579,556
	Shenzhen SEG Co. Ltd., Class A	585,000	615,664
	Shenzhen Senior Technology Material Co. Ltd., Class A	468,370	634,364
	Shenzhen Sinexcel Electric Co. Ltd., Class A	150,100	607,467
	Shenzhen Sunline Tech Co. Ltd., Class A	89,300	154,728
	Shenzhen Sunlord Electronics Co. Ltd., Class A	262,070	1,110,757
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	79,900	293,281
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	571,800	821,225
	Shenzhen Sunway Communication Co. Ltd., Class A	200,754	663,990
	Shenzhen Tagen Group Co. Ltd., Class A	1,252,145	691,163
	Shenzhen Topband Co. Ltd., Class A	454,871	898,056
	Shenzhen Topraysolar Co. Ltd., Class A	791,000	364,031
	Shenzhen Topway Video Communication Co. Ltd., Class A	402,400	423,974
	Shenzhen Transsion Holdings Co. Ltd., Class A	102,790	1,425,718
		Shares	Value»
CHINA — (Continued)
	Shenzhen United Winners Laser Co. Ltd., Class A	81,244	$174,168
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	78,000	287,569
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	644,300	2,287,415
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	1,012,796	661,384
	Shenzhen Yinghe Technology Co. Ltd., Class A	419,786	1,066,529
*	Shenzhen Yitoa Intelligent Control Co. Ltd., Class A	136,100	144,545
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	275,880	1,058,860
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	2,368,280	1,548,509
	Shenzhou International Group Holdings Ltd.	1,786,900	13,462,226
	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	67,300	302,894
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	255,601	480,041
	Shinva Medical Instrument Co. Ltd., Class A	380,640	843,476
	Shiyue Daotian Group Co. Ltd.	100,500	71,166
#	Shoucheng Holdings Ltd.	14,291,640	1,824,405
	Shougang Fushan Resources Group Ltd.	21,207,003	6,493,805
††	Shouhang High-Tech Energy Co. Ltd., Class A	1,336,400	51,509
	Shuangliang Eco-Energy Systems Co. Ltd., Class A	1,648,200	1,228,959
	Shui On Land Ltd.	28,208,276	2,322,532

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sichuan Changhong Electric Co. Ltd., Class A	329,100	$390,988
	Sichuan Chengfei Integration Technology Corp., Class A	160,100	368,134
	Sichuan Chuantou Energy Co. Ltd., Class A	517,808	1,133,652
	Sichuan Development Lomon Co. Ltd., Class A	238,300	430,269
	Sichuan EM Technology Co. Ltd., Class A	560,600	611,709
#	Sichuan Expressway Co. Ltd., Class H	4,528,000	1,938,002
	Sichuan Furong Technology Co. Ltd., Class A	194,957	321,006
	Sichuan Haite High-tech Co. Ltd., Class A	415,083	559,640
	Sichuan Hebang Biotechnology Co. Ltd., Class A	1,753,420	459,506
	Sichuan Hexie Shuangma Co. Ltd., Class A	498,043	944,410
*	Sichuan Hongda Co. Ltd., Class A	393,600	417,858
	Sichuan Injet Electric Co. Ltd., Class A	118,225	827,216
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	40,105	94,399
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	371,963	1,444,264
*	Sichuan Lutianhua Co. Ltd., Class A	966,300	597,422
	Sichuan New Energy Power Co. Ltd., Class A	380,500	576,311
	Sichuan Road & Bridge Group Co. Ltd., Class A	2,053,960	2,034,583
	Sichuan Swellfun Co. Ltd., Class A	113,805	730,297
	Sichuan Teway Food Group Co. Ltd., Class A	329,200	620,423
		Shares	Value»
CHINA — (Continued)
	Sichuan Yahua Industrial Group Co. Ltd., Class A	320,700	$583,215
	Sieyuan Electric Co. Ltd., Class A	172,940	1,926,290
	Sihuan Pharmaceutical Holdings Group Ltd.	26,935,000	2,052,589
	SIIC Environment Holdings Ltd. (807 HK)	259,000	29,994
#Ω	Simcere Pharmaceutical Group Ltd.	5,098,000	4,488,834
	Sineng Electric Co. Ltd., Class A	151,900	805,679
	Sino Biopharmaceutical Ltd.	61,166,495	22,235,845
	Sino Wealth Electronic Ltd., Class A	6,441	20,729
	Sino-Agri Leading Biosciences Co. Ltd., Class A	28,900	56,356
	Sinocare, Inc., Class A	91,460	281,706
*	Sinochem International Corp., Class A	1,006,937	520,985
	Sinofert Holdings Ltd.	16,022,673	2,309,966
	Sinolink Securities Co. Ltd., Class A	270,300	307,562
*	Sinolink Worldwide Holdings Ltd.	15,777,885	275,189
	Sinoma International Engineering Co., Class A	1,171,750	1,546,676
	Sinoma Science & Technology Co. Ltd., Class A	504,695	847,793
	Sinomach Automobile Co. Ltd., Class A	418,200	367,168
*	Sinomach Heavy Equipment Group Co. Ltd., Class A	603,500	240,651
	Sinomach Precision Industry Group Co. Ltd., Class A	351,000	633,706
	Sinomine Resource Group Co. Ltd., Class A	145,940	762,497

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sinopec Engineering Group Co. Ltd., Class H	10,926,000	$8,744,038
	Sinopec Kantons Holdings Ltd.	7,660,000	4,301,725
*	Sinopec Oilfield Equipment Corp., Class A	775,385	669,558
*	Sinopec Oilfield Service Corp., Class H	16,120,000	1,397,089
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	20,941,000	3,262,659
	Sinopep-Allsino Bio Pharmaceutical Co. Ltd., Class A	34,195	230,109
	Sinopharm Group Co. Ltd., Class H	7,686,000	20,327,462
	Sino-Platinum Metals Co. Ltd., Class A	235,213	445,843
	Sinoseal Holding Co. Ltd., Class A	131,727	659,645
	Sinosoft Co. Ltd., Class A	228,580	645,199
	Sinosteel Engineering & Technology Co. Ltd., Class A	1,057,368	939,164
	Sinosteel New Materials Co. Ltd., Class A	366,200	368,134
	Sinotrans Ltd., Class H	19,256,000	9,186,938
	Sinotruk Hong Kong Ltd.	5,474,000	15,953,581
	Sinotruk Jinan Truck Co. Ltd., Class A	474,273	1,213,148
	Skshu Paint Co. Ltd., Class A	72,320	426,173
	Skyworth Digital Co. Ltd., Class A	240,699	402,980
	Skyworth Group Ltd.	10,568,246	3,650,511
#Ω	Smoore International Holdings Ltd.	5,052,000	8,178,636
	Snowsky Salt Industry Group Co. Ltd., Class A	920,100	682,689
*	SOHO China Ltd.	16,246,839	1,360,119
*	Sohu.com Ltd., ADR	72,129	908,104
	Solareast Holdings Co. Ltd., Class A	14,100	20,391
*	Solargiga Energy Holdings Ltd.	152,000	1,565
		Shares	Value»
CHINA — (Continued)
	Songcheng Performance Development Co. Ltd., Class A	194,500	$241,714
	Sonoscape Medical Corp., Class A	43,500	168,539
	SooChow Securities Co. Ltd., Class A	903,921	939,319
#*	South Manganese Investment Ltd.	4,644,000	204,338
	Southern Publishing & Media Co. Ltd., Class A	346,700	770,500
	Southwest Securities Co. Ltd., Class A	1,209,100	729,134
	SPIC Industry-Finance Holdings Co. Ltd., Class A	79,600	62,402
	Spring Airlines Co. Ltd., Class A	184,900	1,374,493
	SSY Group Ltd.	13,666,506	5,555,766
	Stanley Agricultural Group Co. Ltd., Class A	751,500	752,715
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	1,128,400	987,027
	StarPower Semiconductor Ltd., Class A	36,220	420,689
	State Grid Information & Communication Co. Ltd., Class A	316,526	777,134
	State Grid Yingda Co. Ltd., Class A	536,900	376,467
	STO Express Co. Ltd., Class A	1,103,600	1,621,608
	Sumavision Technologies Co. Ltd., Class A	737,200	539,683
	Sumec Corp. Ltd., Class A	894,200	1,174,402
	Sun Art Retail Group Ltd.	18,465,500	4,038,863
*	Sun Create Electronics Co. Ltd., Class A	120,797	341,936
#*	Sun King Technology Group Ltd.	6,342,000	1,103,395
	Sunflower Pharmaceutical Group Co. Ltd., Class A	348,700	859,645

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sungrow Power Supply Co. Ltd., Class A	260,243	$2,587,282
	Suning Universal Co. Ltd., Class A	1,749,300	539,801
	Sunny Optical Technology Group Co. Ltd.	2,927,100	26,345,242
	Sunresin New Materials Co. Ltd., Class A	108,300	736,019
	Sunrise Group Co. Ltd., Class A	664,930	520,335
*	Sunstone Development Co. Ltd., Class A	214,600	425,422
	Sunward Intelligent Equipment Co. Ltd., Class A	746,500	718,567
	Sunwoda Electronic Co. Ltd., Class A	196,799	581,448
	Suofeiya Home Collection Co. Ltd., Class A	313,634	709,911
	SUPCON Technology Co. Ltd., Class A	32,203	223,894
	Suzhou Anjie Technology Co. Ltd., Class A	186,700	391,452
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	496,767	2,300,941
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	1,558,047	733,409
	Suzhou Good-Ark Electronics Co. Ltd., Class A	217,537	300,236
	Suzhou Maxwell Technologies Co. Ltd., Class A	30,273	386,717
*	Suzhou Secote Precision Electronic Co. Ltd., Class A	56,560	463,570
	Suzhou SLAC Precision Equipment Co. Ltd., Class A	185,900	256,655
	Suzhou Sushi Testing Group Co. Ltd., Class A	294,721	457,517
		Shares	Value»
CHINA — (Continued)
	Suzhou TFC Optical Communication Co. Ltd., Class A	58,972	$819,410
	Suzhou TZTEK Technology Co. Ltd., Class A	62,199	346,218
	Suzhou Veichi Electric Co. Ltd., Class A	49,957	351,686
*	Suzhou Zelgen Biopharmaceutical Co. Ltd., Class A	11,411	103,542
	SY Holdings Group Ltd.	1,571,000	1,588,698
	Symphony Holdings Ltd.	7,630,000	812,341
	SYoung Group Co. Ltd., Class A	237,933	382,905
	T&S Communications Co. Ltd., Class A	25,000	409,535
	Taiji Computer Corp. Ltd., Class A	90,628	288,111
*	Taiyuan Heavy Industry Co. Ltd., Class A	2,349,200	768,762
*	Talkweb Information System Co. Ltd., Class A	62,200	144,218
*	Tangrenshen Group Co. Ltd., Class A	716,185	482,242
*	Tangshan Jidong Cement Co. Ltd., Class A	763,707	522,700
	TangShan Port Group Co. Ltd., Class A	1,476,730	920,785
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	1,042,539	772,969
	Tangshan Sunfar Silicon Industry Co. Ltd., Class A	24,300	35,131
	Tasly Pharmaceutical Group Co. Ltd., Class A	349,900	712,847
	Tayho Advanced Materials Group Co. Ltd., Class A	525,100	650,874
	TBEA Co. Ltd., Class A	1,286,280	2,120,735
	TCL Electronics Holdings Ltd.	8,352,932	7,324,327
	TCL Technology Group Corp., Class A	4,478,818	3,102,925

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	521,852	$598,849
	TDG Holdings Co. Ltd., Class A	474,400	450,772
*††	Tech-Pro, Inc.	37,652,000	0
	Ten Pao Group Holdings Ltd.	1,000,000	196,343
	Tencent Holdings Ltd.	15,419,203	811,284,018
	Tencent Music Entertainment Group, ADR	1,154,679	13,833,054
#	Tenfu Cayman Holdings Co. Ltd.	101,000	47,998
	Three Squirrels, Inc., Class A	156,800	704,726
	Three's Co. Media Group Co. Ltd., Class A	163,092	705,196
	Tian An China Investment Co. Ltd.	1,286,357	765,798
	Tian Di Science & Technology Co. Ltd., Class A	805,200	666,703
#	Tian Lun Gas Holdings Ltd.	740,000	333,680
*††	Tian Shan Development Holding Ltd.	1,584,000	0
	Tiande Chemical Holdings Ltd.	496,000	72,697
	Tiangong International Co. Ltd.	10,194,000	2,438,063
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	103,284	227,538
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	2,506,000	1,039,308
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	871,551	418,904
	Tianjin Development Holdings Ltd.	2,103,800	535,924
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	56,221	236,751
		Shares	Value»
CHINA — (Continued)
	Tianjin Port Co. Ltd., Class A	611,200	$401,226
	Tianjin Port Development Holdings Ltd.	12,235,200	1,065,773
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	320,970	787,127
	Tianjin Teda Co. Ltd., Class A	923,601	488,290
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	894,400	647,665
*	Tianma Microelectronics Co. Ltd., Class A	705,512	816,969
	Tianneng Battery Group Co. Ltd., Class A	106,287	387,891
#	Tianneng Power International Ltd.	7,163,952	6,891,354
#	Tianqi Lithium Corp., Class H	459,800	1,337,075
	Tianrun Industry Technology Co. Ltd., Class A	1,010,800	763,738
	Tianshan Aluminum Group Co. Ltd., Class A	1,628,800	2,064,247
	TianShan Material Co. Ltd., Class A	598,601	439,151
	Tianshui Huatian Technology Co. Ltd., Class A	947,207	1,471,780
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	63,700	185,302
	Tibet Mineral Development Co. Ltd., Class A	113,800	318,327
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	98,110	487,929
*	Tibet Water Resources Ltd.	6,597,000	297,258
	Time Interconnect Technology Ltd.	1,352,000	760,694
	Tingyi Cayman Islands Holding Corp.	8,852,000	13,496,125
	Titan Wind Energy Suzhou Co. Ltd., Class A	1,031,459	1,022,100
	TK Group Holdings Ltd.	172,000	42,871

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	TKD Science & Technology Co. Ltd., Class A	197,108	$401,325
	Tofflon Science & Technology Group Co. Ltd., Class A	222,644	385,034
	Toly Bread Co. Ltd., Class A	782,534	626,442
	Tomson Group Ltd.	2,999,036	1,151,492
	Tong Ren Tang Technologies Co. Ltd., Class H	4,819,000	3,025,275
	Tongcheng Travel Holdings Ltd.	8,107,600	20,438,063
*	Tongdao Liepin Group	1,176,800	442,830
*	Tongding Interconnection Information Co. Ltd., Class A	570,600	358,674
	TongFu Microelectronics Co. Ltd., Class A	334,815	1,310,100
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	402,160	426,732
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	48,100	98,200
	Tongkun Group Co. Ltd., Class A	568,666	936,856
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	1,114,400	1,061,173
	Tongling Nonferrous Metals Group Co. Ltd., Class A	3,337,900	1,515,414
	Tongwei Co. Ltd., Class A	971,044	2,731,714
	Tongyu Heavy Industry Co. Ltd., Class A	2,354,300	777,684
	Topchoice Medical Corp., Class A	69,202	392,295
	Topsec Technologies Group, Inc., Class A	677,900	671,695
Ω	Topsports International Holdings Ltd.	14,818,000	5,481,504
	Towngas Smart Energy Co. Ltd.	4,859,708	1,887,547
		Shares	Value»
CHINA — (Continued)
*	TPV Technology Co. Ltd., Class A	1,316,100	$478,397
	Transfar Zhilian Co. Ltd., Class A	789,198	469,384
	TravelSky Technology Ltd., Class H	5,078,938	6,258,429
	Triangle Tyre Co. Ltd., Class A	289,800	613,946
*	Trigiant Group Ltd.	6,560,000	272,045
	Trina Solar Co. Ltd., Class A	447,295	1,059,657
*	Trip.com Group Ltd. (TCOM US), ADR	913,870	64,126,258
#*	Triumph New Energy Co. Ltd., Class H	1,222,000	589,904
	Triumph Science & Technology Co. Ltd., Class A	219,100	332,370
*††	Trony Solar Holdings Co. Ltd.	2,133,000	0
*	Troy Information Technology Co. Ltd., Class A	179,300	223,727
	Truking Technology Ltd., Class A	365,700	330,098
	Truly International Holdings Ltd.	13,731,000	2,123,227
#Ω	Tsaker New Energy Tech Co. Ltd.	220,500	23,597
*	Tsinghua Tongfang Co. Ltd., Class A	419,900	392,207
	Tsingtao Brewery Co. Ltd., Class H	2,304,000	14,150,726
††	Tunghsu Optoelectronic Technology Co. Ltd., Class A	2,895,700	111,610
	Tungkong, Inc., Class A	142,800	245,170
*	Tuniu Corp., Sponsored ADR	88,047	87,202
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	62,739	512,838
	Unilumin Group Co. Ltd., Class A	669,131	639,097
	Uni-President China Holdings Ltd.	11,492,308	11,567,764
	Unisplendour Corp. Ltd., Class A	198,320	693,644
#	United Energy Group Ltd.	9,285,100	443,283
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	544,633	1,174,780

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#††	Untrade.Lumena Newmat	391,649	$0
*	UTour Group Co. Ltd., Class A	475,600	486,724
	V V Food & Beverage Co. Ltd., Class A	760,800	346,019
	Valiant Co. Ltd., Class A	447,727	625,832
	Vats Liquor Chain Store Management JSC Ltd. (300755 C2), Class A	183,328	436,263
	Vats Liquor Chain Store Management JSC Ltd. (300755 CH), Class A	7,900	18,800
	Vatti Corp. Ltd., Class A	491,100	474,498
*	Vcanbio Cell & Gene Engineering Corp. Ltd., Class A	166,700	454,422
Ω	VCredit Holdings Ltd.	109,600	35,146
#*††Ω	Venus MedTech Hangzhou, Inc., Class H	816,500	110,028
	Venustech Group, Inc., Class A	183,400	379,038
*	Verisilicon Microelectronics Shanghai Co. Ltd., Class A	2,926	19,815
	Victory Giant Technology Huizhou Co. Ltd., Class A	278,500	2,069,320
	Vipshop Holdings Ltd., ADR	2,727,478	39,193,859
*	Visionox Technology, Inc., Class A	499,500	628,649
	Visual China Group Co. Ltd., Class A	55,000	181,851
*Ω	Viva Biotech Holdings	5,817,500	600,366
*	Vnet Group, Inc., ADR	346,697	2,416,478
	Walvax Biotechnology Co. Ltd., Class A	224,200	345,947
*	Wanda Film Holding Co. Ltd., Class A	550,000	836,300
	Wangneng Environment Co. Ltd., Class A	343,491	702,886
		Shares	Value»
CHINA — (Continued)
	Wangsu Science & Technology Co. Ltd., Class A	738,840	$1,066,973
#	Wanguo Gold Group Ltd.	664,000	1,139,043
	Wanhua Chemical Group Co. Ltd., Class A	879,528	8,326,681
	Want Want China Holdings Ltd.	29,515,000	18,037,775
	Wanxiang Qianchao Co. Ltd., Class A	1,235,519	1,029,614
	Warom Technology, Inc. Co., Class A	206,414	578,505
	Wasion Holdings Ltd.	4,776,000	4,734,318
	Wasu Media Holding Co. Ltd., Class A	734,500	726,793
#	Weibo Corp. (WB US), Sponsored ADR	552,309	5,423,674
	Weichai Power Co. Ltd., Class H	11,822,120	20,572,816
	Weifu High-Technology Group Co. Ltd., Class A	236,747	593,068
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	165,200	235,982
	Weihai Guangwei Composites Co. Ltd., Class A	176,520	741,761
*Ω	Weimob, Inc.	2,101,000	624,599
*	Wellhope Foods Co. Ltd., Class A	529,444	579,397
	Wencan Group Co. Ltd., Class A	282,800	902,091
	Wens Foodstuff Group Co. Ltd., Class A	399,266	889,643
	Wenzhou Yihua Connector Co. Ltd., Class A	63,600	363,187
	West China Cement Ltd.	21,952,000	4,149,305
	Western Metal Materials Co. Ltd., Class A	222,800	523,271
	Western Mining Co. Ltd., Class A	675,800	1,630,418
*	Western Region Gold Co. Ltd., Class A	367,200	620,590
	Western Securities Co. Ltd., Class A	816,630	862,050

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Western Superconducting Technologies Co. Ltd., Class A	81,978	$484,752
#	Wharf Holdings Ltd.	2,052,000	5,013,050
	Will Semiconductor Co. Ltd. Shanghai, Class A	25,488	372,125
	Willfar Information Technology Co. Ltd., Class A	59,477	293,688
	Winall Hi-Tech Seed Co. Ltd., Class A	127,115	178,596
	Windey Energy Technology Group Co. Ltd., Class A	333,438	597,216
	Wingtech Technology Co. Ltd., Class A	129,997	604,028
	Winner Medical Co. Ltd., Class A	88,325	494,754
	Winning Health Technology Group Co. Ltd., Class A	491,000	443,478
	Wolong Electric Group Co. Ltd., Class A	822,395	2,351,581
*	World Union Group, Inc., Class A	1,047,377	342,487
	Wuchan Zhongda Group Co. Ltd., Class A	1,140,550	749,698
	Wuhan Dr. Laser Technology Corp. Ltd., Class A	54,940	457,371
	Wuhan East Lake High Technology Group Co. Ltd., Class A	185,300	243,668
	Wuhan Easydiagnosis Biomedicine Co. Ltd., Class A	81,696	204,013
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	186,300	278,663
	Wuhan Jingce Electronic Group Co. Ltd., Class A	13,800	109,878
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	85,300	214,635
	Wuhu Token Science Co. Ltd., Class A	763,240	654,582
	Wuliangye Yibin Co. Ltd., Class A	841,312	14,837,042
		Shares	Value»
CHINA — (Continued)
	Wuling Motors Holdings Ltd.	880,000	$47,613
	WUS Printed Circuit Kunshan Co. Ltd., Class A	323,380	1,867,720
	Wushang Group Co. Ltd., Class A	514,700	597,508
#Ω	WuXi AppTec Co. Ltd., Class H	1,126,260	8,016,026
	Wuxi Autowell Technology Co. Ltd., Class A	110,708	622,649
	Wuxi Best Precision Machinery Co. Ltd., Class A	210,570	764,309
*Ω	Wuxi Biologics Cayman, Inc.	9,824,000	23,515,817
	Wuxi Boton Technology Co. Ltd., Class A	208,338	532,552
	Wuxi Chipown Micro-Electronics Ltd., Class A	39,976	261,245
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	704,600	877,234
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	49,500	133,087
	Wuxi NCE Power Co. Ltd., Class A	96,600	429,274
	Wuxi Paike New Materials Technology Co. Ltd., Class A	73,698	516,855
	Wuxi Rural Commercial Bank Co. Ltd., Class A	803,300	646,517
	Wuxi Taiji Industry Ltd. Co., Class A	659,456	616,182
	Wuxi Xinje Electric Co. Ltd., Class A	75,000	463,586
	Wuzhou Special Paper Group Co. Ltd., Class A	172,811	307,151
	XCMG Construction Machinery Co. Ltd., Class A	2,166,000	2,283,835
	XGD, Inc., Class A	289,994	873,719
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	7,319,000	834,678

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xiamen Amoytop Biotech Co. Ltd., Class A	71,126	$793,711
	Xiamen Bank Co. Ltd., Class A	973,161	745,282
	Xiamen C & D, Inc., Class A	483,230	639,651
*	Xiamen Changelight Co. Ltd., Class A	243,788	367,300
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	276,826	246,402
	Xiamen Faratronic Co. Ltd., Class A	36,058	613,943
*	Xiamen Hongxin Electronics Technology Group, Inc., Class A	44,800	133,890
	Xiamen International Airport Co. Ltd., Class A	126,156	254,606
	Xiamen Intretech, Inc., Class A	231,684	457,793
	Xiamen ITG Group Corp. Ltd., Class A	718,463	633,110
	Xiamen Jihong Technology Co. Ltd., Class A	262,170	463,816
	Xiamen Kingdomway Group Co., Class A	345,929	683,113
	Xiamen Port Development Co. Ltd., Class A	348,800	343,708
	Xiamen Tungsten Co. Ltd., Class A	425,462	1,143,025
	Xiamen Xiangyu Co. Ltd., Class A	1,420,300	1,216,439
	Xi'an Manareco New Materials Co. Ltd., Class A	52,241	233,393
	Xi'An Shaangu Power Co. Ltd., Class A	721,545	804,987
	Xi'an Triangle Defense Co. Ltd., Class A	124,638	370,570
	Xiandai Investment Co. Ltd., Class A	1,204,238	702,397
	Xiangcai Co. Ltd., Class A	453,908	409,376
	Xiangpiaopiao Food Co. Ltd., Class A	101,300	201,859
		Shares	Value»
CHINA — (Continued)
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	403,530	$566,917
	Xiangtan Electrochemical Scientific Co. Ltd., Class A	337,100	469,227
	Xianhe Co. Ltd., Class A	281,207	843,210
*Ω	Xiaomi Corp., Class B	9,622,200	48,227,003
	Xilinmen Furniture Co. Ltd., Class A	254,400	588,128
	Xinfengming Group Co. Ltd., Class A	903,412	1,450,155
	Xingfa Aluminium Holdings Ltd.	360,000	321,282
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	3,324,000	4,623,440
	Xinhuanet Co. Ltd., Class A	102,814	326,282
	Xinjiang Communications Construction Group Co. Ltd., Class A	276,100	409,443
	Xinjiang Joinworld Co. Ltd., Class A	434,546	420,958
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	1,046,900	545,807
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	72,225	299,919
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	6,474,000	709,190
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	725,900	879,678
*	Xinjiang Zhongtai Chemical Co. Ltd., Class A	293,700	182,875
#*	Xinte Energy Co. Ltd., Class H	3,980,800	3,732,401
	Xinxiang Chemical Fiber Co. Ltd., Class A	1,110,000	628,096
	Xinxiang Richful Lube Additive Co. Ltd., Class A	141,940	933,278
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	947,950	465,339

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Xinyi Energy Holdings Ltd.	14,907,211	$1,515,937
	Xinyi Solar Holdings Ltd.	46,796,006	19,292,748
	Xinyu Iron & Steel Co. Ltd., Class A	905,500	461,305
	Xinzhi Group Co. Ltd., Class A	305,800	601,830
*	Xizang Zhufeng Resources Co. Ltd., Class A	343,800	492,437
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	247,000	418,820
*	XPeng, Inc., Class A	1,496,700	11,374,700
	Xtep International Holdings Ltd.	11,742,506	9,073,436
	Xuji Electric Co. Ltd., Class A	247,100	919,062
*	Xunlei Ltd., ADR	133,711	331,603
*	XXF Group Holdings Ltd.	5,000	3,470
Ω	Yadea Group Holdings Ltd.	7,146,408	11,867,862
*	YaGuang Technology Group Co. Ltd., Class A	369,100	271,905
	Yangling Metron New Material, Inc., Class A	165,580	429,948
*	Yangmei Chemical Co. Ltd., Class A	916,200	264,093
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	839,500	1,769,631
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	143,500	856,659
	Yankershop Food Co. Ltd., Class A	54,772	403,212
#	Yankuang Energy Group Co. Ltd., Class H	17,643,499	18,663,513
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	111,642	332,481
	Yantai China Pet Foods Co. Ltd., Class A	163,916	867,899
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	301,994	528,614
		Shares	Value»
CHINA — (Continued)
	Yantai Eddie Precision Machinery Co. Ltd., Class A	251,830	$596,555
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	283,692	1,624,596
	YanTai Shuangta Food Co. Ltd., Class A	316,350	226,351
	Yantai Zhenghai Bio-tech Co. Ltd., Class A	69,050	191,617
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	469,000	774,611
*	Yatsen Holding Ltd., ADR	16,528	52,394
#*	Yeahka Ltd.	567,200	596,988
	Yealink Network Technology Corp. Ltd., Class A	119,620	678,681
	Yechiu Metal Recycling China Ltd., Class A	831,540	267,662
	Yeebo International Holdings Ltd.	190,000	95,618
	YGSOFT, Inc., Class A	446,671	352,198
	Yibin Tianyuan Group Co. Ltd., Class A	721,300	409,357
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	2,155,800	2,546,815
	Yifan Pharmaceutical Co. Ltd., Class A	256,600	380,302
	Yifeng Pharmacy Chain Co. Ltd., Class A	360,951	1,137,412
	Yihai International Holding Ltd.	3,271,000	5,642,566
	Yinbang Clad Material Co. Ltd., Class A	128,100	194,938
	Yindu Kitchen Equipment Co. Ltd., Class A	34,100	120,575
	Yingkou Jinchen Machinery Co. Ltd., Class A	7,100	24,475
	Yip's Chemical Holdings Ltd.	1,348,000	256,469
	Yiren Digital Ltd., Sponsored ADR	317,292	1,802,219
Ω	Yixin Group Ltd.	3,911,500	403,528

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yixintang Pharmaceutical Group Co. Ltd., Class A	475,823	$817,865
	Yizumi Holdings Co. Ltd., Class A	286,600	820,078
	Yonfer Agricultural Technology Co. Ltd., Class A	849,800	1,502,187
	Yongjin Technology Group Co. Ltd.	286,200	795,844
	YongXing Special Materials Technology Co. Ltd., Class A	166,618	888,708
*	Yonyou Network Technology Co. Ltd., Class A	123,643	187,077
	Yotrio Group Co. Ltd., Class A	1,055,000	496,272
	Youcare Pharmaceutical Group Co. Ltd., Class A	175,457	356,097
	Youngor Fashion Co. Ltd., Class A	566,800	638,400
	Youngy Co. Ltd., Class A	89,800	379,567
	Youzu Interactive Co. Ltd., Class A	444,500	539,976
	YTO Express Group Co. Ltd., Class A	793,975	1,502,847
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	85,300	120,173
	Yuexiu Property Co. Ltd.	14,338,956	8,980,858
	Yuexiu Services Group Ltd.	699,500	283,592
	Yuexiu Transport Infrastructure Ltd.	3,783,415	1,789,232
*	Yueyang Forest & Paper Co. Ltd., Class A	765,600	514,511
	Yum China Holdings, Inc. (9987 HK)	59,400	2,709,055
	Yum China Holdings, Inc. (YUMC US)	1,120,797	51,836,861
	YUNDA Holding Group Co. Ltd., Class A	1,170,786	1,216,783
	Yunnan Aluminium Co. Ltd., Class A	1,062,000	2,428,910
	Shares	Value»
CHINA — (Continued)
Yunnan Baiyao Group Co. Ltd., Class A	174,177	$1,392,393
Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	1,172,600	898,740
Yunnan Copper Co. Ltd., Class A	651,900	1,150,126
Yunnan Energy Investment Co. Ltd., Class A	241,600	378,132
Yunnan Energy New Material Co. Ltd., Class A	224,995	898,788
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd., Class A	141,500	357,751
Yunnan Nantian Electronics Information Co. Ltd., Class A	120,891	267,535
Yunnan Tin Co. Ltd., Class A	791,200	1,585,591
Yunnan Yuntianhua Co. Ltd., Class A	506,953	1,613,365
Yusys Technologies Co. Ltd., Class A	164,539	444,023
Yutong Bus Co. Ltd., Class A	582,006	2,287,348
Yutong Heavy Industries Co. Ltd., Class A	152,502	243,946
Zangge Mining Co. Ltd., Class A	90,900	386,659
ZBOM Home Collection Co. Ltd., Class A	263,038	420,183
Zengame Technology Holding Ltd.	1,768,000	520,624
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	65,903	1,843,597
Zhaojin Mining Industry Co. Ltd., Class H	5,778,666	9,163,637
Zhefu Holding Group Co. Ltd., Class A	1,898,531	785,322
Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	338,700	372,975

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Ausun Pharmaceutical Co. Ltd., Class A	220,640	$257,341
	Zhejiang Cfmoto Power Co. Ltd., Class A	32,800	933,708
	Zhejiang China Commodities City Group Co. Ltd., Class A	876,200	1,557,263
	Zhejiang Chint Electrics Co. Ltd., Class A	543,490	1,659,868
	Zhejiang Communications Technology Co. Ltd., Class A	1,217,509	647,113
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	1,344,700	842,287
	Zhejiang Crystal-Optech Co. Ltd., Class A	455,162	1,378,843
	Zhejiang Dahua Technology Co. Ltd., Class A	547,900	1,148,251
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	258,000	364,204
	Zhejiang Dingli Machinery Co. Ltd., Class A	115,896	1,080,294
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	536,940	838,467
	Zhejiang Expressway Co. Ltd., Class H	8,928,039	6,425,341
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	271,648	518,122
#*††	Zhejiang Glass Co. Ltd., Class H	192,000	0
	Zhejiang Gongdong Medical Technology Co. Ltd., Class A	20,580	84,003
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	768,900	882,519
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	1,348,400	976,059
		Shares	Value»
CHINA — (Continued)
	Zhejiang Hailiang Co. Ltd., Class A	740,561	$1,080,681
	Zhejiang Hailide New Material Co. Ltd., Class A	707,100	431,461
	Zhejiang HangKe Technology, Inc. Co., Class A	201,410	492,292
	Zhejiang Hangmin Co. Ltd., Class A	870,200	854,823
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	673,224	461,091
*	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	957,300	1,132,632
	Zhejiang Huace Film & Television Co. Ltd., Class A	637,000	663,659
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	452,879	969,147
	Zhejiang Huakang Pharmaceutical Co. Ltd., Class A	130,700	253,373
	Zhejiang Huangma Technology Co. Ltd., Class A	316,300	485,342
	Zhejiang Huayou Cobalt Co. Ltd., Class A	420,135	1,697,740
	Zhejiang International Group Co. Ltd., Class A	135,340	194,938
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	664,200	724,537
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	198,407	737,279
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	137,412	357,991
	Zhejiang Jinggong Integration Technology Co. Ltd., Class A	63,200	137,923
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	338,670	1,431,497
	Zhejiang Jingu Co. Ltd., Class A	203,150	320,305

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	497,820	$841,306
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	436,384	1,495,106
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	370,800	666,150
	Zhejiang Jolly Pharmaceutical Co. Ltd., Class A	17,500	35,613
	Zhejiang Juhua Co. Ltd., Class A	258,820	919,908
	Zhejiang Lante Optics Co. Ltd., Class A	131,521	494,397
	Zhejiang Longsheng Group Co. Ltd., Class A	378,634	505,273
	Zhejiang Medicine Co. Ltd., Class A	436,569	908,117
	Zhejiang Meida Industrial Co. Ltd., Class A	322,500	328,250
	Zhejiang Meorient Commerce & Exhibition, Inc., Class A	118,350	317,568
	Zhejiang Narada Power Source Co. Ltd., Class A	88,200	170,259
	Zhejiang NHU Co. Ltd., Class A	757,379	2,352,160
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	970,977	685,454
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	117,838	466,972
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	430,600	1,184,143
	Zhejiang Runtu Co. Ltd., Class A	642,250	611,413
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	210,800	890,598
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	52,340	312,815
	Zhejiang Semir Garment Co. Ltd., Class A	1,509,125	1,293,973
		Shares	Value»
CHINA — (Continued)
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	934,700	$718,294
	Zhejiang Shibao Co. Ltd., Class H	314,000	120,470
	Zhejiang Shouxiangu Pharmaceutical Co. Ltd., Class A	115,400	318,830
	Zhejiang Shuanghuan Driveline Co. Ltd., Class A	108,800	524,729
	Zhejiang Songyuan Automotive Safety Systems Co. Ltd., Class A	91,300	388,052
	Zhejiang Southeast Space Frame Co. Ltd., Class A	643,426	370,064
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	231,000	247,694
	Zhejiang Supor Co. Ltd., Class A	88,169	646,018
	Zhejiang Taihua New Material Group Co. Ltd., Class A	470,900	705,929
*	Zhejiang Tiantie Science & Technology Co. Ltd., Class A	484,922	273,685
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	186,202	445,933
*	Zhejiang Tony Electronic Co. Ltd., Class A	54,000	132,557
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	933,447	2,189,610
	Zhejiang Wanliyang Co. Ltd., Class A	872,541	755,356
	Zhejiang Wanma Co. Ltd., Class A	806,000	936,004
	Zhejiang Wansheng Co. Ltd., Class A	23,800	32,303
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	486,793	1,359,434
	Zhejiang Weixing Industrial Development Co. Ltd., Class A	263,800	523,219

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	452,757	$760,808
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	124,901	336,271
	Zhejiang XCC Group Co. Ltd., Class A	299,700	1,797,031
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	496,099	675,961
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	390,293	431,915
	Zhejiang Xinao Textiles, Inc., Class A	622,900	562,087
	Zhejiang Xinhua Chemical Co. Ltd., Class A	95,300	308,829
	Zhejiang Yankon Group Co. Ltd., Class A	135,829	66,561
	Zhejiang Yasha Decoration Co. Ltd., Class A	737,700	380,241
	Zhejiang Yinlun Machinery Co. Ltd., Class A	480,900	1,337,350
	Zhejiang Yonggui Electric Equipment Co. Ltd., Class A	34,300	79,952
	Zhejiang Yonghe Refrigerant Co. Ltd., Class A	201,600	581,963
*	Zhejiang Yongtai Technology Co. Ltd., Class A	306,384	353,353
	Zhejiang Zhaolong Interconnect Technology Co. Ltd., Class A	71,700	555,115
	Zhende Medical Co. Ltd., Class A	160,611	485,233
#	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	2,464,400	3,234,450
	Zhengzhou GL Tech Co. Ltd., Class A	13,400	22,751
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	1,245,100	756,768
		Shares	Value»
CHINA — (Continued)
	Zheshang Development Group Co. Ltd., Class A	583,617	$482,021
	Zheshang Securities Co. Ltd., Class A	493,900	770,472
	Zhewen Interactive Group Co. Ltd., Class A	951,420	858,774
*	Zhihu, Inc.	13,500	15,501
*	Zhong An Group Ltd.	14,556,888	211,788
#*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	4,836,500	7,517,322
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	261,000	102,774
	Zhongji Innolight Co. Ltd., Class A	82,271	1,302,890
	Zhongjin Gold Corp. Ltd., Class A	980,800	1,797,191
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	87,500	232,470
*	Zhongnongfa Seed Industry Group Co. Ltd., Class A	358,400	325,626
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	1,203,500	952,442
	Zhongshan Public Utilities Group Co. Ltd., Class A	250,900	304,301
	Zhongsheng Group Holdings Ltd.	7,476,500	11,823,971
	Zhongtai Securities Co. Ltd., Class A	505,700	434,038
*††	Zhongtian Financial Group Co. Ltd., Class A	4,312,400	0
	Zhongtong Bus Holding Co. Ltd., Class A	393,500	622,365
*	Zhongyu Energy Holdings Ltd.	1,846,550	1,061,605
	Zhongyuan Environment-Protection Co. Ltd., Class A	773,300	916,640
Ω	Zhou Hei Ya International Holdings Co. Ltd.	8,819,000	1,937,641
	Zhuhai Huafa Properties Co. Ltd., Class A	452,438	332,760

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,664,450	$6,415,767
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	120,532	477,989
	Zhuzhou Kibing Group Co. Ltd., Class A	1,318,700	1,040,772
*	Zhuzhou Smelter Group Co. Ltd., Class A	184,400	210,705
	Zhuzhou Times New Material Technology Co. Ltd., Class A	537,900	907,959
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	597,900	399,530
	Zijin Mining Group Co. Ltd., Class H	14,342,000	27,112,634
	ZJAMP Group Co. Ltd., Class A	68,900	82,057
Ω	ZJLD Group, Inc.	52,600	45,172
	ZJMI Environmental Energy Co. Ltd., Class A	491,127	856,415
#	Zonqing Environmental Ltd.	48,000	38,433
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	5,067,200	3,763,616
	ZTE Corp., Class H	2,449,592	8,563,809
	ZTO Express Cayman, Inc. (2057 HK)	516,900	9,896,411
	ZTO Express Cayman, Inc. (ZTO US), ADR	1,047,004	19,537,095
*	Zx, Inc.	90,400	90,398
*Ω	Zylox-Tonbridge Medical Technology Co. Ltd.	76,000	108,748
TOTAL CHINA			6,826,665,407
COLOMBIA — (0.1%)
	Almacenes Exito SA, BDR	1,028,839	1,709,436
	Bancolombia SA (BCOLO CB)	422,977	4,335,388
	Bancolombia SA (CIB US), Sponsored ADR	118,217	4,675,482
		Shares	Value»
COLOMBIA — (Continued)
	Bolsa de Valores de Colombia	20,739	$56,619
	Celsia SA ESP	1,437,754	1,271,925
	Cementos Argos SA	1,685,305	4,144,127
*	Corp. Financiera Colombiana SA	399,328	1,669,485
	Grupo Argos SA	511,253	2,421,917
#	Grupo Aval Acciones y Valores SA, ADR	16,747	46,892
	Grupo Energia Bogota SA ESP	3,219,558	2,067,255
	Interconexion Electrica SA ESP	1,153,334	5,068,635
	Mineros SA	417,293	483,782
	Promigas SA ESP	69,923	117,564
TOTAL COLOMBIA			28,068,507
CZECH REPUBLIC — (0.1%)
	CEZ AS	434,330	19,024,299
	Komercni Banka AS	180,880	6,635,235
Ω	Moneta Money Bank AS	718,905	4,061,392
#	Philip Morris CR AS	2,019	1,426,138
TOTAL CZECH REPUBLIC			31,147,064
EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	5,324,276	7,833,804
*	EFG Holding SAE (EFGD LI), GDR	34,192	27,218
*	EFG Holding SAE (EFGZF US), GDR	131,241	104,993
TOTAL EGYPT			7,966,015
GREECE — (0.5%)
	Aegean Airlines SA	245,956	2,766,655
#*	Aktor SA Holding Company Technical & Energy Projects	133,992	715,392
	Alpha Services & Holdings SA	4,479,043	8,240,342
	Athens Water Supply & Sewage Co. SA	169,494	1,071,529
	Autohellas Tourist & Trading SA	118,800	1,345,783
	Avax SA	173,111	346,019
	Bank of Greece	29,037	432,833
	Ellaktor SA	256,653	595,567
#	ElvalHalcor SA	395,854	857,465
	Eurobank Ergasias Services & Holdings SA	6,228,786	15,588,945

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
*††	FF Group	156,853	$0
	Fourlis Holdings SA	270,617	1,152,329
	GEK Terna SA	365,348	7,076,350
	Hellenic Exchanges - Athens Stock Exchange SA	134,432	690,784
	Hellenic Telecommunications Organization SA	419,969	6,350,456
	Helleniq Energy Holdings SA	409,154	3,179,106
	Holding Co. ADMIE IPTO SA	213,869	593,248
	Ideal Holdings SA	59,686	372,222
	Intracom Holdings SA	404,007	1,296,308
	Jumbo SA	289,474	7,820,208
	Kri-Kri Milk Industry SA	52,669	877,578
*	LAMDA Development SA	356,829	2,570,952
*	Lavipharm SA	161,049	143,953
	Metlen Energy & Metals SA	224,068	8,054,489
	Motor Oil Hellas Corinth Refineries SA	325,983	7,202,475
	National Bank of Greece SA	1,396,185	12,098,752
	OPAP SA	411,805	7,064,220
	Piraeus Financial Holdings SA	1,273,424	5,761,546
	Piraeus Port Authority SA	49,221	1,526,104
	Profile Systems & Software SA	36,862	202,085
	Public Power Corp. SA	406,294	5,542,090
	Quest Holdings SA	170,341	1,114,683
	Sarantis SA	106,477	1,258,889
	Terna Energy SA	146,477	3,038,607
	Thrace Plastics Holding & Co.	82,044	346,129
	Titan Cement International SA (TITC BB)	210,081	10,034,458
	Titan Cement International SA (TITC GA)	46,180	2,184,849
TOTAL GREECE			129,513,400
HONG KONG — (0.0%)
	Amrita Global	1,972,000	151,850
	PAX Global Technology Ltd.	5,582,000	3,436,387
		Shares	Value»
HONG KONG — (Continued)
#††	Untrade.China Dili	10,753,661	$170,857
TOTAL HONG KONG			3,759,094
HUNGARY — (0.2%)
*	4iG Nyrt	55,331	193,852
	Magyar Telekom Telecommunications PLC	1,146,807	4,038,387
#*	MASTERPLAST Nyrt	4,476	31,983
	MOL Hungarian Oil & Gas PLC	2,441,089	17,833,288
#	Opus Global Nyrt	852,804	1,174,079
	OTP Bank Nyrt	503,133	31,128,542
	Richter Gedeon Nyrt	130,520	3,380,279
TOTAL HUNGARY			57,780,410
INDIA — (20.2%)
	360 ONE WAM Ltd.	758,203	8,813,640
*	3i Infotech Ltd.	349,409	114,273
	3M India Ltd.	4,383	1,489,891
	63 Moons Technologies Ltd.	43,482	374,943
	Aarti Drugs Ltd.	250,368	1,169,787
	Aarti Industries Ltd.	1,027,271	5,277,158
	Aarti Pharmalabs Ltd.	222,937	1,496,581
*	Aavas Financiers Ltd.	130,949	2,578,929
	ABB India Ltd.	60,222	4,082,272
	Abbott India Ltd.	9,321	2,815,654
	ACC Ltd.	258,706	5,972,066
	Accelya Solutions India Ltd.	6,390	106,085
	Action Construction Equipment Ltd.	341,269	5,000,883
*	Adani Energy Solutions Ltd.	390,286	3,374,840
	Adani Enterprises Ltd.	87,196	2,302,517
*	Adani Green Energy Ltd.	239,681	2,770,131
	Adani Ports & Special Economic Zone Ltd.	1,234,282	15,586,597
*	Adani Power Ltd.	2,548,910	15,062,644
	Adani Total Gas Ltd.	436,762	3,222,230
*	Adani Wilmar Ltd.	28,924	88,778
	ADF Foods Ltd.	153,241	476,062
*	Aditya Birla Capital Ltd.	3,272,393	6,738,963
*	Aditya Birla Fashion & Retail Ltd.	428,731	1,349,120
	Aditya Birla Real Estate Ltd.	287,934	7,116,846
	Advanced Enzyme Technologies Ltd.	294,271	1,115,003
	Aegis Logistics Ltd.	960,492	7,726,838

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Aether Industries Ltd.	26,377	$251,844
*	Affle India Ltd.	109,107	1,898,502
	Agarwal Industrial Corp. Ltd.	14,768	192,565
	AGI Greenpac Ltd.	221,725	2,000,156
	Agro Tech Foods Ltd.	48,493	443,506
	Ahluwalia Contracts India Ltd.	168,736	1,658,361
	AIA Engineering Ltd.	243,348	10,371,809
	Ajanta Pharma Ltd.	358,229	11,100,592
	Ajmera Realty & Infra India Ltd.	26,154	284,452
	Akzo Nobel India Ltd.	63,815	2,791,308
	Alembic Ltd.	629,826	849,111
	Alembic Pharmaceuticals Ltd.	487,649	5,153,664
	Alicon Castalloy Ltd.	1,923	21,587
	Alkem Laboratories Ltd.	77,540	4,523,314
	Alkyl Amines Chemicals	56,482	1,109,997
*	Allcargo Gati Ltd.	274,212	229,034
	Allcargo Logistics Ltd.	2,729,032	1,329,741
*	Allcargo Terminals Ltd.	686,770	260,385
	Amara Raja Energy & Mobility Ltd.	885,207	10,560,130
*	Amber Enterprises India Ltd.	76,953	5,742,345
	Ambika Cotton Mills Ltd.	2,805	49,074
	Ambuja Cements Ltd.	1,005,199	5,928,476
	Amrutanjan Health Care Ltd.	47,776	367,278
	Anant Raj Ltd.	587,468	4,032,858
	Andhra Paper Ltd.	146,140	147,069
	Andhra Sugars Ltd.	356,515	353,546
	Angel One Ltd.	345,581	9,322,223
*Ω	Antony Waste Handling Cell Ltd.	56,745	405,727
	Anup Engineering Ltd.	16,279	530,082
	Apar Industries Ltd.	102,819	8,841,654
	Apcotex Industries Ltd.	83,501	328,273
	APL Apollo Tubes Ltd.	711,968	12,393,707
	Apollo Hospitals Enterprise Ltd.	248,015	19,513,061
	Apollo Pipes Ltd.	18,737	93,767
	Apollo Tyres Ltd.	3,558,807	17,868,409
		Shares	Value»
INDIA — (Continued)
	Aptech Ltd.	66,751	$120,551
	Aptus Value Housing Finance India Ltd.	77,223	268,851
*	Arman Financial Services Ltd.	13,149	214,205
	Artemis Medicare Services Ltd.	48,262	175,931
	Arvind Fashions Ltd.	435,675	2,396,364
	Arvind Ltd.	1,495,872	5,845,938
	Arvind SmartSpaces Ltd.	19,935	186,081
	Asahi India Glass Ltd.	422,488	3,270,222
*	Ashapura Minechem Ltd.	121,486	661,456
	Ashiana Housing Ltd.	134,057	504,088
	Ashok Leyland Ltd.	7,025,758	17,561,438
*	Ashoka Buildcon Ltd.	1,398,768	4,138,085
*	Asian Granito India Ltd.	234,555	164,601
	Asian Paints Ltd.	750,250	19,913,209
	Associated Alcohols & Breweries Ltd.	597	8,768
Ω	Aster DM Healthcare Ltd.	840,295	4,752,357
	Astra Microwave Products Ltd.	114,927	971,021
	Astral Ltd.	401,140	6,964,254
	AstraZeneca Pharma India Ltd.	22,859	1,907,704
*	Atul Auto Ltd.	20,509	122,140
	Atul Ltd.	100,867	7,306,465
Ω	AU Small Finance Bank Ltd.	936,436	6,491,265
	AurionPro Solutions Ltd.	47,220	811,947
	Aurobindo Pharma Ltd.	1,291,469	17,405,624
	Automotive Axles Ltd.	35,359	696,828
	Avadh Sugar & Energy Ltd.	45,897	236,401
	Avantel Ltd.	71,244	112,076
	Avanti Feeds Ltd.	271,271	2,209,952
*Ω	Avenue Supermarts Ltd.	96,480	4,069,107
	Axis Bank Ltd. (AXSB IN)	7,832,547	88,828,096
*	AXISCADES Technologies Ltd.	24,713	191,761
	Bajaj Auto Ltd.	171,821	17,560,151
	Bajaj Consumer Care Ltd.	555,335	1,212,085
	Bajaj Finance Ltd.	554,970	50,408,017
	Bajaj Finserv Ltd.	716,872	14,364,705

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Bajaj Hindusthan Sugar Ltd.	5,009,249	$1,600,428
	Bajaj Holdings & Investment Ltd.	156,713	20,837,147
	Balaji Amines Ltd.	86,892	1,718,911
	Balkrishna Industries Ltd.	350,093	11,166,097
	Balmer Lawrie & Co. Ltd.	565,989	1,285,293
	Balrampur Chini Mills Ltd.	1,276,271	7,115,481
	Banco Products India Ltd.	317,038	1,646,739
Ω	Bandhan Bank Ltd.	5,206,987	9,071,875
	Bank of Baroda	3,972,626	9,751,665
	Bank of India	2,139,467	2,760,617
	Bank of Maharashtra	5,106,024	3,000,186
	Bannari Amman Sugars Ltd.	8,392	348,038
*	Barbeque Nation Hospitality Ltd.	1,769	6,615
	BASF India Ltd.	69,516	3,691,833
	Bata India Ltd.	244,762	3,649,810
	Bayer CropScience Ltd.	37,692	2,217,365
	BCL Industries Ltd.	562,179	303,609
	BEML Ltd.	112,435	4,990,622
	Berger Paints India Ltd.	977,644	5,338,796
	Best Agrolife Ltd.	5,425	32,576
*	BF Utilities Ltd.	87,953	806,320
	Bhagiradha Chemicals & Industries Ltd.	8,960	30,203
	Bhansali Engineering Polymers Ltd.	728,316	1,021,830
	Bharat Bijlee Ltd.	32,715	1,217,371
	Bharat Dynamics Ltd.	249,088	3,749,245
	Bharat Electronics Ltd.	6,148,858	20,745,839
	Bharat Forge Ltd.	914,493	13,030,723
	Bharat Heavy Electricals Ltd.	5,177,090	12,371,381
	Bharat Petroleum Corp. Ltd.	3,878,066	11,653,640
	Bharat Rasayan Ltd.	6,568	778,742
*	Bharat Wire Ropes Ltd.	65,113	140,933
	Bharti Airtel Ltd.	7,023,237	131,450,950
	Biocon Ltd.	237,948	990,009
	Birla Corp. Ltd.	201,637	2,706,614
	Birlasoft Ltd.	1,252,951	7,714,268
*	BL Kashyap & Sons Ltd.	42,714	32,364
*	Black Box Ltd.	159,906	947,640
		Shares	Value»
INDIA — (Continued)
	Bliss Gvs Pharma Ltd.	287,990	$496,949
	BLS International Services Ltd.	509,711	2,573,364
	Blue Dart Express Ltd.	34,009	2,602,501
	Blue Star Ltd.	416,191	8,725,979
	Bombay Burmah Trading Co.	150,111	3,649,421
	Bombay Dyeing & Manufacturing Co. Ltd.	240,615	443,439
*	Borosil Ltd.	16,173	72,128
*	Borosil Renewables Ltd.	45,879	278,383
*	Borosil Scientific Ltd.	12,129	22,187
	Bosch Ltd.	9,561	3,170,748
	Brigade Enterprises Ltd.	549,485	7,320,200
*	Brightcom Group Ltd.	8,123,931	961,370
	Britannia Industries Ltd.	253,892	15,017,307
	BSE Ltd.	281,973	17,200,136
*	Camlin Fine Sciences Ltd.	87,282	126,929
*	Campus Activewear Ltd.	140,002	438,410
	Can Fin Homes Ltd.	664,643	5,096,650
	Canara Bank	7,096,084	7,597,046
	Cantabil Retail India Ltd.	37,478	122,817
*	Capacit'e Infraprojects Ltd.	382,726	1,594,251
	Caplin Point Laboratories Ltd.	192,876	4,635,770
	Carborundum Universal Ltd.	526,172	7,187,318
	Care Ratings Ltd.	150,967	2,158,380
*	Cartrade Tech Ltd.	44,848	852,975
	Carysil Ltd.	31,546	250,482
	Castrol India Ltd.	2,450,623	4,998,364
	CCL Products India Ltd.	633,760	4,556,674
	CE Info Systems Ltd.	42,977	840,103
	Ceat Ltd.	229,896	7,591,064
	Central Depository Services India Ltd.	422,182	6,366,437
	Centum Electronics Ltd.	4,148	82,232
	Century Enka Ltd.	64,838	401,999
	Century Plyboards India Ltd.	459,764	4,263,540
	Cera Sanitaryware Ltd.	34,090	2,636,752
	CESC Ltd.	3,525,344	5,793,745

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	CG Power & Industrial Solutions Ltd.	3,213,194	$23,576,912
*	Chalet Hotels Ltd.	105,452	933,349
	Chambal Fertilisers & Chemicals Ltd.	1,785,652	10,343,271
*	Chemplast Sanmar Ltd.	40,456	221,210
	Chennai Petroleum Corp. Ltd.	242,301	1,509,422
*	Choice International Ltd.	82,854	485,170
	Cholamandalam Financial Holdings Ltd.	705,510	12,379,077
	Cholamandalam Investment & Finance Co. Ltd.	1,364,643	20,254,453
	CIE Automotive India Ltd.	972,640	5,190,748
	Cipla Ltd.	1,602,457	27,335,925
	City Union Bank Ltd.	2,875,430	5,752,720
	Clean Science & Technology Ltd.	33,688	558,828
	CMS Info Systems Ltd.	523,447	2,604,485
	Coal India Ltd.	2,682,867	12,228,157
Ω	Cochin Shipyard Ltd.	555,614	9,785,085
*Ω	Coffee Day Enterprises Ltd.	268,650	81,219
	Coforge Ltd.	243,462	23,075,184
	Colgate-Palmolive India Ltd.	407,402	13,251,962
	Computer Age Management Services Ltd.	250,701	10,378,515
	Confidence Petroleum India Ltd.	681,379	537,669
	Container Corp. of India Ltd.	857,465	7,676,509
	Control Print Ltd.	12,514	97,348
	Coromandel International Ltd.	1,008,567	21,030,776
	Cosmo First Ltd.	109,105	940,204
	CreditAccess Grameen Ltd.	332,782	4,081,961
	CRISIL Ltd.	103,435	6,434,874
	Crompton Greaves Consumer Electricals Ltd.	3,564,601	14,044,703
*	CSB Bank Ltd.	334,927	1,182,339
	Cummins India Ltd.	247,524	8,355,737
*	Cupid Ltd.	141,124	116,441
	Cyient Ltd.	439,847	7,340,575
*Ω	D.P. Abhushan Ltd.	12,801	239,365
	Dabur India Ltd.	1,095,212	6,683,246
		Shares	Value»
INDIA — (Continued)
	Dalmia Bharat Ltd.	407,925	$8,752,816
	Dalmia Bharat Sugar & Industries Ltd.	127,314	513,692
	Datamatics Global Services Ltd.	46,841	327,004
	DB Corp. Ltd.	370,945	1,116,131
	DCB Bank Ltd.	1,875,403	2,567,046
	DCM Shriram Industries Ltd.	109,426	215,190
	DCM Shriram Ltd.	377,603	5,075,676
*	DCW Ltd.	1,164,195	1,059,677
	Deep Industries Ltd.	32,091	208,156
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	591,136	7,713,952
	Deepak Nitrite Ltd.	361,932	9,684,716
*	Delhivery Ltd.	910,555	3,376,433
	Delta Corp. Ltd.	573,884	673,651
*	DEN Networks Ltd.	522,042	236,478
*	Devyani International Ltd.	210,575	407,505
	Dhampur Bio Organics Ltd.	181,784	195,232
*	Dhampur Sugar Mills Ltd.	256,451	452,151
*	Dhani Services Ltd.	1,353,433	1,206,868
*	Dhanlaxmi Bank Ltd.	266,866	80,709
	Dhanuka Agritech Ltd.	112,124	1,883,573
Ω	Dilip Buildcon Ltd.	303,803	1,518,916
*	Dish TV India Ltd.	6,345,026	612,986
*	Dishman Carbogen Amcis Ltd.	516,045	1,377,376
	Divi's Laboratories Ltd.	174,475	11,170,022
	Dixon Technologies India Ltd.	179,577	30,976,162
	DLF Ltd.	934,731	7,998,991
	D-Link India Ltd.	25,170	140,525
	Dodla Dairy Ltd.	7,549	98,912
	Dollar Industries Ltd.	82,553	403,000
Ω	Dr. Lal PathLabs Ltd.	213,160	6,973,625
	Dr. Reddy's Laboratories Ltd., ADR	1,360,890	18,807,500
	Dr. Reddy's Laboratories Ltd. (DRRD IN)	1,005,650	14,090,293
	Dreamfolks Services Ltd.	16,554	69,442
*	Dredging Corp. of India Ltd.	3,704	32,399
*	Dwarikesh Sugar Industries Ltd.	1,017,148	594,044
	Dynamatic Technologies Ltd.	15,680	1,265,032
*Ω	E2E Networks Ltd.	2,659	78,327

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	eClerx Services Ltd.	198,014	$6,904,092
	Edelweiss Financial Services Ltd.	2,929,610	3,685,664
	Eicher Motors Ltd.	332,378	19,900,636
*	EID Parry India Ltd.	845,475	7,980,066
	EIH Associated Hotels	65,716	284,447
	EIH Ltd.	1,079,962	4,606,036
	Eimco Elecon India Ltd.	750	14,159
	Elecon Engineering Co. Ltd.	170,411	1,047,301
	Electrosteel Castings Ltd.	2,218,725	3,271,437
	Elgi Equipments Ltd.	814,307	5,080,284
	Emami Ltd.	1,144,908	7,748,551
	eMudhra Ltd.	39,754	317,522
Ω	Endurance Technologies Ltd.	145,643	3,329,719
	Engineers India Ltd.	1,864,511	3,660,539
	Epigral Ltd.	102,916	2,178,031
	EPL Ltd.	895,722	2,347,223
*	Equinox India Developments Ltd.	2,826,497	4,705,848
Ω	Equitas Small Finance Bank Ltd.	1,287,647	998,510
*Ω	Eris Lifesciences Ltd.	192,217	2,725,131
	ESAB India Ltd.	18,250	1,051,239
	Escorts Kubota Ltd.	223,891	9,428,253
*	Ethos Ltd.	2,876	80,262
*	Eureka Forbes Ltd.	7,292	44,620
	Eveready Industries India Ltd.	7,208	29,377
	Everest Industries Ltd.	34,383	251,755
	Everest Kanto Cylinder Ltd.	74,547	134,179
	Excel Industries Ltd.	30,148	442,364
	Exide Industries Ltd.	2,755,297	11,913,794
*	Expleo Solutions Ltd.	5,717	80,024
	Fairchem Organics Ltd.	1,274	16,349
	FDC Ltd.	399,922	2,145,482
	Federal Bank Ltd.	14,087,489	30,293,700
*	Federal-Mogul Goetze India Ltd.	51,288	231,460
	FIEM Industries Ltd.	71,478	1,153,531
	Filatex India Ltd.	1,332,218	752,812
	Fine Organic Industries Ltd.	37,336	1,912,767
	Fineotex Chemical Ltd.	55,249	206,349
*	Fino Payments Bank Ltd.	43,542	146,024
	Finolex Cables Ltd.	549,480	6,326,246
	Finolex Industries Ltd.	2,111,313	5,001,707
		Shares	Value»
INDIA — (Continued)
	Firstsource Solutions Ltd.	2,389,885	$9,195,108
	Force Motors Ltd.	37,681	2,738,390
	Fortis Healthcare Ltd.	2,435,989	18,068,171
*	FSN E-Commerce Ventures Ltd.	1,497,727	2,912,834
*	Fusion Finance Ltd.	143,983	292,974
*	G R Infraprojects Ltd.	6,023	88,467
	Gabriel India Ltd.	641,693	3,434,923
	GAIL India Ltd. (GAIL IN)	6,843,310	13,913,729
	Galaxy Surfactants Ltd.	52,366	1,436,970
*	Ganesh Benzoplast Ltd.	53,529	76,993
	Ganesh Housing Corp. Ltd.	69,928	1,092,281
	Ganesha Ecosphere Ltd.	18,361	364,884
	Garware Hi-Tech Films Ltd.	19,814	826,257
	Garware Technical Fibres Ltd.	300,700	2,822,960
	Gateway Distriparks Ltd.	2,147,220	1,891,644
	GE Vernova T&D India Ltd	192,404	3,935,797
	Genus Power Infrastructures Ltd.	345,154	1,294,606
	Geojit Financial Services Ltd.	572,079	585,799
	GHCL Ltd.	749,719	6,289,772
	GHCL Textiles Ltd.	761,649	821,208
	GIC Housing Finance Ltd.	258,928	552,962
	Gillette India Ltd.	38,612	3,825,445
Ω	Gland Pharma Ltd.	59,972	1,047,289
	GlaxoSmithKline Pharmaceuticals Ltd.	164,150	3,729,803
	Glenmark Pharmaceuticals Ltd.	1,276,563	21,297,208
*	Global Health Ltd.	146,464	1,762,278
	Globus Spirits Ltd.	9,420	99,446
	GMM Pfaudler Ltd.	48,369	662,247
*	GMR Airports Ltd.	6,429,437	5,362,952
	GNA Axles Ltd.	28,052	117,559
*	Go Fashion India Ltd.	23,448	240,457
	GOCL Corp. Ltd.	9,372	38,610
	Godawari Power & Ispat Ltd.	1,710,969	3,548,626
	Godfrey Phillips India Ltd.	135,503	7,041,759

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	Godrej Agrovet Ltd.	156,435	$1,334,295
	Godrej Consumer Products Ltd.	909,875	11,708,244
*	Godrej Industries Ltd.	368,824	3,781,307
*	Godrej Properties Ltd.	210,900	5,632,113
*	Gokaldas Exports Ltd.	107,401	1,167,603
*	Gokul Agro Resources Ltd.	6,236	22,080
	Goldiam International Ltd.	137,871	779,231
	Goodluck India Ltd.	28,301	279,308
	Goodyear India Ltd.	40,421	442,140
	Granules India Ltd.	1,304,287	8,350,921
	Graphite India Ltd.	528,952	2,894,321
	Grasim Industries Ltd.	725,875	20,950,511
	Grauer & Weil India Ltd.	718,096	806,704
	Gravita India Ltd.	123,520	2,889,013
	Great Eastern Shipping Co. Ltd.	917,387	10,394,695
	Greaves Cotton Ltd.	529,219	1,607,912
	Greenlam Industries Ltd.	112,405	711,110
	Greenpanel Industries Ltd.	388,344	1,542,345
	Greenply Industries Ltd.	415,354	1,336,410
	Grindwell Norton Ltd.	172,602	3,776,174
	Gufic Biosciences Ltd.	13,604	71,289
	Gujarat Alkalies & Chemicals Ltd.	231,432	1,849,364
	Gujarat Ambuja Exports Ltd.	1,378,878	1,807,562
	Gujarat Fluorochemicals Ltd.	217,374	8,918,800
	Gujarat Gas Ltd.	574,265	3,213,756
	Gujarat Industries Power Co. Ltd.	184,821	415,254
	Gujarat Mineral Development Corp. Ltd.	717,644	2,651,954
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	692,654	4,415,069
	Gujarat Pipavav Port Ltd.	2,077,351	3,630,779
	Gujarat State Fertilizers & Chemicals Ltd.	1,530,933	3,616,988
	Gujarat State Petronet Ltd.	2,596,296	10,299,639
		Shares	Value»
INDIA — (Continued)
	Gulf Oil Lubricants India Ltd.	128,240	$1,508,718
	Happiest Minds Technologies Ltd.	230,825	1,832,567
	Hariom Pipe Industries Ltd.	8,408	45,891
Ω	Harsha Engineers Ltd.	20,453	97,916
*	Hathway Cable & Datacom Ltd.	2,207,408	381,531
	Hatsun Agro Product Ltd.	179,577	1,946,020
	Havells India Ltd.	588,700	10,608,606
	HBL Engineering Ltd.	655,559	4,493,109
	HCL Technologies Ltd.	2,961,027	58,917,100
Ω	HDFC Asset Management Co. Ltd.	299,372	13,784,939
	HDFC Bank Ltd.	6,105,988	119,567,477
Ω	HDFC Life Insurance Co. Ltd.	516,609	3,798,623
*	HealthCare Global Enterprises Ltd.	128,915	762,478
	HEG Ltd.	444,795	2,015,223
	HeidelbergCement India Ltd.	586,254	1,469,599
	Heritage Foods Ltd.	316,421	1,577,221
	Hero MotoCorp Ltd. (HMCL IN)	544,537	27,180,129
	Hester Biosciences Ltd.	14,649	323,808
*	Heubach Colorants India Ltd.	42,553	273,902
	HFCL Ltd.	5,836,041	6,574,974
	HG Infra Engineering Ltd.	146,513	2,143,834
	Hikal Ltd.	348,125	1,422,180
	HIL Ltd.	29,381	676,952
	Himadri Speciality Chemical Ltd.	1,529,176	8,655,712
	Himatsingka Seide Ltd.	138,916	254,937
	Hindalco Industries Ltd.	4,095,312	27,945,507
	Hinduja Global Solutions Ltd.	116,383	834,695
	Hindustan Aeronautics Ltd.	594,703	27,076,956
*	Hindustan Construction Co. Ltd.	4,124,547	1,520,712
	Hindustan Copper Ltd.	1,665,808	4,547,508
*	Hindustan Foods Ltd.	24,109	141,076

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Hindustan Oil Exploration Co. Ltd.	293,777	$667,252
	Hindustan Petroleum Corp. Ltd.	2,697,155	11,103,214
	Hindustan Unilever Ltd.	882,961	25,167,024
	Hindware Home Innovation Ltd.	70,149	185,677
	Hitachi Energy India Ltd.	41,519	6,127,692
	HI-Tech Pipes Ltd.	83,879	125,755
	Hle Glascoat Ltd.	26,127	94,819
*	HLV Ltd.	258,592	46,784
Ω	Home First Finance Co. India Ltd.	110,997	1,277,003
	Honda India Power Products Ltd.	19,873	575,963
	HPL Electric & Power Ltd.	26,483	147,371
	Huhtamaki India Ltd.	140,713	366,056
	I G Petrochemicals Ltd.	61,863	309,296
	ICICI Bank Ltd. (IBN US), Sponsored ADR	4,267,697	122,354,873
	ICICI Bank Ltd. (ICICIBC IN)	3,800,989	54,704,834
Ω	ICICI Lombard General Insurance Co. Ltd.	353,626	7,596,225
Ω	ICICI Prudential Life Insurance Co. Ltd.	391,016	2,779,184
Ω	ICICI Securities Ltd.	153,668	1,459,650
	ICRA Ltd.	7,584	546,966
*	IDFC First Bank Ltd.	29,171,417	21,226,929
*	IFB Industries Ltd.	44,055	700,870
*	IFCI Ltd.	1,843,488	1,190,466
	Igarashi Motors India Ltd.	12,886	97,992
*	IIFL Capital Services Ltd.	1,304,928	3,795,673
	IIFL Finance Ltd.	1,500,891	6,142,681
*	Imagicaaworld Entertainment Ltd.	231,991	173,809
*	India Cements Ltd.	1,121,694	3,421,712
	India Glycols Ltd.	115,132	1,692,785
	India Nippon Electricals Ltd.	9,735	71,163
	India Power Corp. Ltd.	284,965	50,003
Ω	IndiaMart InterMesh Ltd.	12,770	304,636
	Indian Bank	1,296,674	8,275,097
Ω	Indian Energy Exchange Ltd.	2,552,194	5,120,363
		Shares	Value»
INDIA — (Continued)
	Indian Hotels Co. Ltd.	1,828,133	$16,085,359
	Indian Hume Pipe Co. Ltd.	2,886	10,633
	Indian Metals & Ferro Alloys Ltd.	54,962	445,038
	Indian Oil Corp. Ltd.	5,164,850	7,649,251
	Indian Railway Catering & Tourism Corp. Ltd.	621,102	5,891,665
Ω	Indian Railway Finance Corp. Ltd.	2,687,487	4,653,836
	Indigo Paints Ltd.	7,341	106,452
	Indo Count Industries Ltd.	592,296	2,029,081
*	Indo Tech Transformers Ltd.	1,240	36,901
	Indoco Remedies Ltd.	239,686	688,780
*Ω	IndoStar Capital Finance Ltd.	9,487	28,052
	Indraprastha Gas Ltd.	2,050,402	4,765,814
	Indraprastha Medical Corp. Ltd.	43,997	232,918
*	Indus Towers Ltd.	5,408,735	21,526,618
	IndusInd Bank Ltd.	1,105,565	12,659,884
	Infibeam Avenues Ltd.	7,267,254	1,899,551
	Info Edge India Ltd.	145,494	12,930,821
	Infosys Ltd. (INFO IN)	7,955,267	173,391,207
#	Infosys Ltd. (INFY US), Sponsored ADR	2,423,448	53,194,684
	Ingersoll Rand India Ltd.	41,855	1,798,123
*	Inox Wind Energy Ltd.	1,554	167,447
*	Inox Wind Ltd.	1,662,292	3,211,034
	Insecticides India Ltd.	64,008	479,229
	Intellect Design Arena Ltd.	497,971	4,629,502
*Ω	InterGlobe Aviation Ltd.	302,188	15,042,659
	IOL Chemicals & Pharmaceuticals Ltd.	157,340	653,021
	ION Exchange India Ltd.	118,314	793,171
	Ipca Laboratories Ltd.	858,246	14,260,624
	IRB Infrastructure Developers Ltd.	5,642,009	3,728,202
Ω	IRCON International Ltd.	1,879,788	4,749,041

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	ISGEC Heavy Engineering Ltd.	86,501	$1,151,264
*	ITC Hotels Ltd.	945,422	1,768,240
	ITC Ltd.	9,454,218	48,731,277
	ITD Cementation India Ltd.	699,556	4,344,402
*	ITI Ltd.	61,205	228,643
	J Kumar Infraprojects Ltd.	282,052	2,389,180
	Jagran Prakashan Ltd.	535,011	476,910
*	Jai Balaji Industries Ltd.	94,790	147,105
	Jai Corp. Ltd.	417,966	654,601
*	Jain Irrigation Systems Ltd.	599,657	487,543
*	Jaiprakash Associates Ltd.	5,899,255	341,621
*	Jaiprakash Power Ventures Ltd.	13,550,170	2,554,759
	Jammu & Kashmir Bank Ltd.	2,790,929	3,181,490
	Jamna Auto Industries Ltd.	1,633,971	1,688,725
	Jash Engineering Ltd.	35,775	241,006
	JB Chemicals & Pharmaceuticals Ltd.	532,008	10,790,127
	JBM Auto Ltd.	299,716	2,774,915
	Jindal Drilling & Industries Ltd.	2,036	20,993
	Jindal Poly Films Ltd.	173,458	1,736,181
	Jindal Saw Ltd.	3,033,542	8,695,208
	Jindal Stainless Ltd.	3,446,047	25,874,708
	Jindal Steel & Power Ltd.	2,233,951	20,195,809
	Jindal Worldwide Ltd.	23,898	114,889
*	Jio Financial Services Ltd.	5,022,249	14,041,697
*	JITF Infralogistics Ltd.	26,971	166,166
	JK Cement Ltd.	208,219	11,511,376
	JK Lakshmi Cement Ltd.	427,707	3,945,116
	JK Paper Ltd.	969,788	4,083,199
	JK Tyre & Industries Ltd.	1,159,437	4,263,143
	JM Financial Ltd.	2,939,935	3,721,087
	JSW Energy Ltd.	2,026,355	11,878,235
	JSW Steel Ltd.	3,165,252	34,363,329
	JTEKT India Ltd.	389,388	684,731
	Jubilant Foodworks Ltd.	2,172,629	17,543,949
	Jubilant Ingrevia Ltd.	843,917	6,787,206
		Shares	Value»
INDIA — (Continued)
	Jubilant Pharmova Ltd.	678,091	$7,580,931
	Jupiter Wagons Ltd.	507,470	2,348,248
*	Just Dial Ltd.	82,417	845,013
	Jyothy Labs Ltd.	948,390	4,363,164
*	Jyoti Structures Ltd.	3,451,469	930,809
	Kajaria Ceramics Ltd.	642,455	7,320,864
	Kalpataru Projects International Ltd.	755,719	9,214,784
	Kalyan Jewellers India Ltd.	617,706	3,568,310
	Kalyani Steels Ltd.	203,343	2,092,966
	Kamdhenu Ltd.	78,420	37,135
	Kansai Nerolac Paints Ltd.	906,862	2,439,230
	Karnataka Bank Ltd.	1,691,799	3,724,100
	Karur Vysya Bank Ltd.	3,740,712	10,273,475
	Kaveri Seed Co. Ltd.	209,217	2,181,711
*	Kaynes Technology India Ltd.	13,385	740,051
	KCP Ltd.	563,447	1,347,620
	KDDL Ltd.	9,659	265,846
	KEC International Ltd.	890,909	8,657,096
	KEI Industries Ltd.	408,297	18,972,493
*	Kellton Tech Solutions Ltd.	264,404	444,122
	Kennametal India Ltd.	21,504	600,249
*	Kesoram Industries Ltd.	129,802	330,424
	Kewal Kiran Clothing Ltd.	54,273	350,256
*	Kiri Industries Ltd.	67,793	487,100
	Kirloskar Brothers Ltd.	112,032	2,398,581
*	Kirloskar Electric Co. Ltd.	121,208	236,734
	Kirloskar Ferrous Industries Ltd.	308,352	2,025,829
	Kirloskar Industries Ltd.	1,529	67,788
	Kirloskar Oil Engines Ltd.	563,017	5,850,190
	Kirloskar Pneumatic Co. Ltd.	39,995	522,994
	Kitex Garments Ltd.	723,753	1,592,565
	KNR Constructions Ltd.	1,321,586	4,546,157
	Kolte-Patil Developers Ltd.	185,064	607,245
	Kopran Ltd.	39,087	82,347
	Kotak Mahindra Bank Ltd.	1,380,395	30,168,778

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Kovai Medical Center & Hospital	2,860	$179,413
Ω	KPI Green Energy Ltd.	250,140	1,052,827
	KPIT Technologies Ltd.	1,134,738	18,443,796
	KPR Mill Ltd.	579,614	6,189,435
	KRBL Ltd.	541,600	1,723,621
*Ω	Krishna Institute of Medical Sciences Ltd.	282,572	1,984,143
	Krsnaa Diagnostics Ltd.	50,832	494,145
	KSB Ltd.	286,720	2,325,329
	Ksolves India Ltd.	10,482	120,476
	L&T Finance Ltd.	4,064,324	6,814,362
Ω	L&T Technology Services Ltd.	59,011	3,673,614
	LA Opala RG Ltd.	205,933	643,371
	Larsen & Toubro Ltd.	1,398,968	57,346,974
Ω	Laurus Labs Ltd.	2,276,585	15,333,087
	Laxmi Organic Industries Ltd.	172,782	430,727
*Ω	Lemon Tree Hotels Ltd.	1,606,363	2,515,957
	LG Balakrishnan & Bros Ltd.	189,085	2,950,888
	LIC Housing Finance Ltd.	2,379,135	16,413,660
	Lincoln Pharmaceuticals Ltd.	8,099	67,283
	Linde India Ltd.	54,791	3,946,628
	Lloyds Engineering Works Ltd.	1,730,899	1,547,527
	Lloyds Metals & Energy Ltd.	21,594	307,522
	LMW Ltd.	18,002	3,256,249
	LT Foods Ltd.	2,083,868	9,370,057
Ω	LTIMindtree Ltd.	286,925	19,553,083
	Lumax Auto Technologies Ltd.	227,125	1,419,819
	Lumax Industries Ltd.	15,101	379,705
	Lupin Ltd.	830,759	19,982,964
	LUX Industries Ltd.	46,577	839,579
	Mahanagar Gas Ltd.	223,084	3,535,418
	Maharashtra Scooters Ltd.	6,543	702,948
	Maharashtra Seamless Ltd.	413,482	2,955,378
	Mahindra & Mahindra Financial Services Ltd.	3,316,892	10,878,270
	Mahindra & Mahindra Ltd.	2,950,732	101,755,605
		Shares	Value»
INDIA — (Continued)
*	Mahindra Holidays & Resorts India Ltd.	580,131	$2,267,330
	Mahindra Lifespace Developers Ltd.	493,899	2,380,323
Ω	Mahindra Logistics Ltd.	69,359	294,877
	Maithan Alloys Ltd.	66,205	748,348
*	Man Industries India Ltd.	66,540	222,556
	Man Infraconstruction Ltd.	777,876	1,806,456
	Manappuram Finance Ltd.	5,455,313	12,296,289
	Mangalam Cement Ltd.	71,090	704,476
	Mangalore Refinery & Petrochemicals Ltd.	896,438	1,336,790
	Manorama Industries Ltd.	15,344	187,153
	Marico Ltd.	1,984,233	15,339,802
Ω	Marine Electricals India Ltd.	29,280	70,577
	Marksans Pharma Ltd.	1,890,046	5,259,610
	Maruti Suzuki India Ltd.	149,041	21,111,029
Ω	MAS Financial Services Ltd.	313,833	911,733
	Mastek Ltd.	105,194	3,120,896
Ω	Matrimony.com Ltd.	23,057	160,352
*	Max Estates Ltd.	137,235	839,818
	Max Healthcare Institute Ltd.	919,893	11,291,202
*	Max India Ltd.	4,813	14,211
	Mayur Uniquoters Ltd.	149,056	950,082
	Mazagon Dock Shipbuilders Ltd.	55,450	1,584,291
Ω	Medi Assist Healthcare Services Ltd.	10,205	67,044
*	Medplus Health Services Ltd.	41,435	341,939
*	Meghmani Organics Ltd.	1,023,137	916,648
*Ω	Metropolis Healthcare Ltd.	161,112	3,322,886
	Minda Corp. Ltd.	597,317	3,913,511
Ω	Mishra Dhatu Nigam Ltd.	389,288	1,471,155
	MM Forgings Ltd.	152,640	762,585
	MOIL Ltd.	667,739	2,376,627
	Monte Carlo Fashions Ltd.	76,204	598,972
*	Morepen Laboratories Ltd.	2,399,070	1,790,932

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Motherson Sumi Wiring India Ltd.	10,784,048	$6,960,514
	Motilal Oswal Financial Services Ltd.	1,322,324	9,701,980
	Mphasis Ltd.	411,901	13,537,530
	MPS Ltd.	6,646	202,140
	MRF Ltd.	8,266	10,864,254
	Mrs Bectors Food Specialities Ltd.	131,792	2,236,043
	MSTC Ltd.	118,793	835,035
	Mukand Ltd.	28,045	37,581
	Muthoot Finance Ltd.	852,138	22,081,547
	Nahar Spinning Mills Ltd.	11,096	30,131
*	Nalwa Sons Investments Ltd.	1,974	140,284
	Narayana Hrudayalaya Ltd.	356,304	5,660,500
	Natco Pharma Ltd.	666,445	9,034,662
	National Aluminium Co. Ltd.	4,378,481	10,148,380
	National Fertilizers Ltd.	433,676	533,665
	Nava Ltd.	1,679,270	8,580,183
	Navin Fluorine International Ltd.	101,957	4,870,521
*Ω	Navkar Corp. Ltd.	43,239	61,325
	Navneet Education Ltd.	655,877	1,063,711
	NBCC India Ltd.	5,014,186	5,740,348
	NCC Ltd.	3,428,670	9,899,690
	NCL Industries Ltd.	141,962	333,393
	NELCO Ltd.	62,822	737,376
	Neogen Chemicals Ltd.	45,895	1,007,162
	NESCO Ltd.	154,142	1,710,083
	Nestle India Ltd.	866,224	22,965,875
	Neuland Laboratories Ltd.	39,494	6,414,696
*	New Delhi Television Ltd.	11,545	18,969
	Newgen Software Technologies Ltd.	203,368	2,461,322
	NHPC Ltd.	7,890,262	7,345,408
	NIIT Learning Systems Ltd.	686,915	3,729,603
	NIIT Ltd.	686,915	1,179,047
	Nilkamal Ltd.	48,172	953,062
Ω	Nippon Life India Asset Management Ltd.	608,068	4,077,541
	Nitin Spinners Ltd.	66,098	316,083
	NLC India Ltd.	868,685	2,201,406
	NMDC Ltd.	16,721,442	12,689,189
*	NMDC Steel Ltd.	2,720,359	1,303,094
	NOCIL Ltd.	941,293	2,520,919
	Novartis India Ltd.	19,447	194,461
		Shares	Value»
INDIA — (Continued)
	NRB Bearings Ltd.	430,506	$1,268,493
	NTPC Ltd.	6,681,533	24,972,773
	Nucleus Software Exports Ltd.	64,818	691,591
	Nuvama Wealth Management Ltd.	35,286	2,267,643
*	Nuvoco Vistas Corp. Ltd.	8,006	32,380
	Oberoi Realty Ltd.	452,412	9,431,004
*	OCCL Ltd.	64,707	67,159
*	Odigma Consultancy Solutions Ltd.	81,654	53,471
	Oil & Natural Gas Corp. Ltd.	4,296,092	12,962,939
	Oil India Ltd.	1,845,951	8,953,500
	One 97 Communications Ltd.	418,624	3,723,471
*	Onesource Specialty Pharma Ltd.	210,998	3,779,584
*	OnMobile Global Ltd.	3,082	2,267
	Onward Technologies Ltd.	1,965	5,831
*	Optiemus Infracom Ltd.	7,072	53,091
	Oracle Financial Services Software Ltd.	116,408	12,225,663
*	Orchid Pharma Ltd.	12,326	201,604
	Orient Cement Ltd.	1,070,141	4,210,424
	Orient Electric Ltd.	481,737	1,218,341
*	Orient Green Power Co. Ltd.	1,029,549	184,684
	Orient Paper & Industries Ltd.	789,124	283,813
	Oriental Aromatics Ltd.	3,060	12,280
	Oriental Hotels Ltd.	195,003	334,339
	Page Industries Ltd.	25,234	13,019,093
	Paisalo Digital Ltd.	3,492,813	1,738,135
*	Pakka Ltd.	83,743	247,676
*	Panacea Biotec Ltd.	10,155	39,846
	Panama Petrochem Ltd.	217,304	948,892
Ω	Parag Milk Foods Ltd., Class F	234,425	458,276
	Patanjali Foods Ltd.	69,528	1,444,726
*	Patel Engineering Ltd.	2,594,870	1,480,693
*	PB Fintech Ltd.	94,861	1,891,569
*	PC Jeweller Ltd.	9,587,432	1,585,773
	PCBL Chemical Ltd.	1,853,318	8,033,450
	PDS Ltd.	49,175	282,814
	Pearl Global Industries Ltd.	28,224	459,376
*	Peninsula Land Ltd.	303,610	124,436

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Pennar Industries Ltd.	409,313	$775,982
	Persistent Systems Ltd.	470,617	32,754,894
	Petronet LNG Ltd.	4,850,771	17,631,441
	Pfizer Ltd.	61,344	3,197,314
	PG Electroplast Ltd.	319,215	2,862,954
	Phoenix Mills Ltd.	628,482	11,861,718
	PI Industries Ltd.	243,782	9,785,490
	Pidilite Industries Ltd.	339,280	11,275,205
	Piramal Enterprises Ltd.	704,559	8,272,511
	Piramal Pharma Ltd.	2,680,967	7,182,061
	Pitti Engineering Ltd.	26,367	350,849
	PIX Transmissions Ltd.	10,161	246,670
	PNB Gilts Ltd.	52,723	60,013
*Ω	PNB Housing Finance Ltd.	577,069	5,870,995
	PNC Infratech Ltd.	1,059,323	3,902,600
	Pokarna Ltd.	57,864	859,269
	Poly Medicure Ltd.	131,049	3,522,050
	Polycab India Ltd.	95,736	6,641,927
	Polyplex Corp. Ltd.	130,652	1,702,634
	Poonawalla Fincorp Ltd.	1,504,508	5,375,571
	Power Finance Corp. Ltd.	7,462,064	36,324,824
	Power Grid Corp. of India Ltd.	7,953,436	27,652,346
	Power Mech Projects Ltd.	91,153	2,254,285
	Praj Industries Ltd.	826,462	6,009,865
	Prakash Industries Ltd.	743,434	1,339,095
	Prakash Pipes Ltd.	38,526	199,199
Ω	Prataap Snacks Ltd.	29,761	339,141
	Precision Camshafts Ltd.	19,801	67,875
	Precision Wires India Ltd.	145,141	265,370
	Premier Explosives Ltd. (PRE IN)	16,018	84,560
	Prestige Estates Projects Ltd.	924,603	14,751,212
*	Pricol Ltd.	740,399	4,278,952
*	Prime Focus Ltd.	93,536	115,697
	Prince Pipes & Fittings Ltd.	269,023	1,149,425
*	Prism Johnson Ltd.	896,058	1,440,688
	Privi Speciality Chemicals Ltd.	25,590	520,448
	Procter & Gamble Health Ltd.	48,600	3,024,167
		Shares	Value»
INDIA — (Continued)
	Procter & Gamble Hygiene & Health Care Ltd.	29,406	$4,933,539
*	PSP Projects Ltd.	118,511	869,134
*	PTC India Financial Services Ltd.	671,559	290,463
	PTC India Ltd.	1,958,139	3,233,629
	Punjab National Bank	4,078,187	4,749,397
	Puravankara Ltd.	130,409	437,517
*	PVR Inox Ltd.	48,863	611,359
Ω	Quess Corp. Ltd.	370,615	2,522,953
	R Systems International Ltd.	16,364	80,108
	Radico Khaitan Ltd.	147,401	3,687,997
	Raghav Productivity Enhancers Ltd.	1,538	10,603
	Rain Industries Ltd.	1,602,808	2,670,179
*	Rajesh Exports Ltd.	452,343	971,747
	Rajratan Global Wire Ltd.	2,638	13,294
	Rallis India Ltd.	645,725	1,788,948
	Ramco Cements Ltd.	631,409	6,644,191
	Ramco Industries Ltd.	193,779	559,738
*	Ramco Systems Ltd.	13,672	57,195
	Ramkrishna Forgings Ltd.	507,948	4,580,394
*	Ramky Infrastructure Ltd.	47,282	300,428
	Rane Holdings Ltd.	25,714	427,483
	Rashtriya Chemicals & Fertilizers Ltd.	1,821,196	3,413,576
*	Rategain Travel Technologies Ltd.	2,414	19,410
	Ratnamani Metals & Tubes Ltd.	126,633	4,147,803
*	RattanIndia Power Ltd.	9,468,530	1,211,394
*	Raymond Lifestyle Ltd.	210,777	3,581,160
	Raymond Ltd.	263,472	4,581,312
Ω	RBL Bank Ltd.	3,479,947	6,598,783
	REC Ltd.	11,587,673	60,082,875
	Redington Ltd.	5,892,276	13,976,249
	Redtape Ltd.	333,665	2,585,734
	Refex Industries Ltd.	34,354	184,122
	Relaxo Footwears Ltd.	140,883	894,924
	Reliance Industrial Infrastructure Ltd.	55,253	616,754
Ω	Reliance Industries Ltd. (RIGD LI), GDR	466	27,298
	Reliance Industries Ltd. (RIL IN)	10,243,189	149,173,724

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Reliance Infrastructure Ltd.	785,217	$2,255,838
*	Reliance Power Ltd.	18,883,680	8,678,333
*	Religare Enterprises Ltd.	532,030	1,455,745
	Repco Home Finance Ltd.	303,505	1,371,730
	Responsive Industries Ltd.	6,723	19,066
	Rico Auto Industries Ltd.	615,116	611,078
	RITES Ltd.	728,504	2,197,595
	Rossari Biotech Ltd.	51,573	430,612
	Route Mobile Ltd.	109,783	1,516,893
	RPG Life Sciences Ltd.	3,301	91,713
*	RPSG Ventures Ltd.	58,688	651,568
*	RSWM Ltd.	220,070	417,550
	Rupa & Co. Ltd.	160,771	422,340
	Safari Industries India Ltd.	63,714	1,763,667
	Sagar Cements Ltd.	199,661	473,928
	Saksoft Ltd.	43,945	99,937
*Ω	Salasar Techno Engineering Ltd.	1,233,023	176,245
	Sammaan Capital Ltd.	2,661,005	4,298,295
	Samvardhana Motherson International Ltd.	10,900,143	17,660,715
	Sandhar Technologies Ltd.	127,811	647,268
	Sandur Manganese & Iron Ores Ltd.	45,264	203,832
	Sangam India Ltd.	80,528	361,216
*	Sanghi Industries Ltd.	43,693	29,622
	Sanghvi Movers Ltd.	187,534	545,904
*	Sanofi Consumer Healthcare India Ltd.	52,233	2,832,550
	Sanofi India Ltd.	51,586	3,290,015
Ω	Sansera Engineering Ltd.	68,820	1,001,203
*	Sapphire Foods India Ltd.	228,385	760,221
	Sarda Energy & Minerals Ltd.	748,003	4,072,229
	Saregama India Ltd.	250,819	1,365,434
	Sasken Technologies Ltd.	18,317	418,768
*	Satin Creditcare Network Ltd.	356,801	594,613
	Savita Oil Technologies Ltd.	144,417	789,434
*	SBFC Finance Ltd.	107,406	105,262
		Shares	Value»
INDIA — (Continued)
	SBI Cards & Payment Services Ltd.	556,843	$5,003,735
Ω	SBI Life Insurance Co. Ltd.	664,585	11,362,111
	Schaeffler India Ltd.	146,940	5,801,352
*	Schneider Electric Infrastructure Ltd.	249,896	1,962,146
*	SEAMEC Ltd.	25,745	309,830
*	Selan Exploration Technology Ltd.	9,970	78,611
*	SEPC Ltd.	3,008,182	618,978
*	Sequent Scientific Ltd.	351,617	666,581
	Seshasayee Paper & Boards Ltd.	130,441	439,704
Ω	SH Kelkar & Co. Ltd.	357,128	879,500
	Shaily Engineering Plastics Ltd.	20,789	367,845
	Shakti Pumps India Ltd.	181,026	1,965,142
	Shankara Building Products Ltd.	51,416	368,997
	Shanthi Gears Ltd.	29,684	168,754
	Sharda Cropchem Ltd.	220,844	1,486,352
	Sharda Motor Industries Ltd.	50,044	1,036,654
	Share India Securities Ltd.	362,351	1,023,867
*	Sheela Foam Ltd.	35,111	371,322
*	Shilpa Medicare Ltd.	183,480	1,499,763
	Shipping Corp. of India Land & Assets Ltd.	1,289,688	855,561
	Shipping Corp. of India Ltd.	1,423,653	3,209,004
	Shivalik Bimetal Controls Ltd.	17,797	105,857
*	Shoppers Stop Ltd.	150,400	994,520
	Shree Cement Ltd.	18,812	6,064,568
*	Shree Renuka Sugars Ltd.	658,328	286,385
	Shriram Finance Ltd.	5,149,860	32,325,283
	Shriram Pistons & Rings Ltd.	68,272	1,593,520
	Shyam Metalics & Energy Ltd.	19,253	168,658
	Siemens Ltd.	54,253	3,791,089
Ω	Sirca Paints India Ltd.	6,639	24,099
*	SIS Ltd.	201,423	777,398
	Siyaram Silk Mills Ltd.	133,723	1,179,052
	SJS Enterprises Ltd.	65,912	749,057
	SKF India Ltd.	127,297	5,920,335
	Skipper Ltd.	49,225	247,501

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	SML ISUZU Ltd.	8,231	$126,963
	Snowman Logistics Ltd.	475,191	338,077
	Sobha Ltd.	405,439	6,200,817
	Solar Industries India Ltd.	126,873	14,870,342
*	Solara Active Pharma Sciences Ltd.	73,008	431,467
	Somany Ceramics Ltd.	98,351	576,046
Ω	Sona Blw Precision Forgings Ltd.	148,377	860,342
	Sonata Software Ltd.	1,017,553	6,230,941
	South Indian Bank Ltd.	11,139,285	3,326,431
*	SP Apparels Ltd.	20,771	196,897
*	Spandana Sphoorty Financial Ltd.	89,960	339,068
	SRF Ltd.	723,557	23,507,221
*	Star Cement Ltd.	611,259	1,493,549
	State Bank of India (SBID LI), GDR	13,327	1,185,081
	State Bank of India (SBIN IN)	5,075,462	45,129,190
	State Bank of India (SBKFF US), GDR	5,089	451,903
	Steel Authority of India Ltd.	4,980,889	6,130,596
*	Sterlite Technologies Ltd.	1,179,841	1,466,195
	Stove Kraft Ltd.	7,377	67,472
	Strides Pharma Science Ltd.	421,995	3,333,963
*	Stylam Industries Ltd.	24,309	544,662
	Styrenix Performance Materials Ltd.	37,783	1,074,347
*	Subex Ltd.	2,186,579	464,154
	Subros Ltd.	157,541	1,165,518
	Sudarshan Chemical Industries Ltd.	258,747	2,963,358
	Sumitomo Chemical India Ltd.	207,041	1,220,544
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	1,405,590	28,386,844
	Sun TV Network Ltd.	884,101	6,301,751
	Sundaram Finance Ltd.	156,697	8,270,192
	Sundaram-Clayton Ltd.	19,306	484,123
	Sundram Fasteners Ltd.	659,326	7,905,560
*	Sunflag Iron & Steel Co. Ltd.	186,996	507,242
	Sunteck Realty Ltd.	376,467	2,065,950
		Shares	Value»
INDIA — (Continued)
	Suprajit Engineering Ltd.	487,110	$2,288,031
	Supreme Industries Ltd.	290,193	13,246,291
	Supreme Petrochem Ltd.	476,982	3,358,417
	Supriya Lifescience Ltd.	35,172	291,729
*	Suratwwala Business Group Ltd.	22,641	30,979
	Surya Roshni Ltd.	617,792	1,862,664
*	Suryoday Small Finance Bank Ltd.	18,826	27,030
*	Sutlej Textiles & Industries Ltd.	384,327	243,182
*	Suven Pharmaceuticals Ltd.	892,499	10,860,458
	Suyog Telematics Ltd.	3,550	62,239
*	Suzlon Energy Ltd.	34,335,189	22,916,332
	Swan Energy Ltd.	253,813	1,602,292
	Swaraj Engines Ltd.	35,022	1,375,827
	Swelect Energy Systems Ltd.	4,271	42,399
	Symphony Ltd.	59,760	855,721
Ω	Syngene International Ltd.	1,090,061	9,361,008
	TAJGVK Hotels & Resorts Ltd.	61,538	248,853
	Talbros Automotive Components Ltd.	55,336	183,165
	Tamil Nadu Newsprint & Papers Ltd.	200,485	387,008
	Tamilnad Mercantile Bank Ltd.	83,903	425,363
	Tamilnadu Petroproducts Ltd.	280,008	255,688
	Tanla Platforms Ltd.	346,578	2,206,229
*	TARC Ltd.	365,981	567,351
	Tata Chemicals Ltd.	1,095,234	12,391,329
	Tata Communications Ltd.	538,411	10,108,626
	Tata Consultancy Services Ltd.	1,884,702	89,219,259
	Tata Consumer Products Ltd.	833,768	9,853,762
	Tata Elxsi Ltd.	125,312	9,157,534
	Tata Motors Ltd.	6,634,894	54,574,843
	Tata Power Co. Ltd.	3,061,437	12,905,830
	Tata Steel Ltd.	22,581,634	34,970,792
	TCI Express Ltd.	88,976	793,665
	TCPL Packaging Ltd.	1,343	47,499
	TD Power Systems Ltd.	462,640	1,949,064

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	TeamLease Services Ltd.	1,063	$29,954
	Tech Mahindra Ltd.	1,623,066	31,231,639
	Techno Electric & Engineering Co. Ltd.	364,168	4,513,759
*	Technocraft Industries India Ltd.	9,963	307,732
	Tega Industries Ltd.	20,375	353,663
*Ω	Tejas Networks Ltd.	201,987	2,127,248
	Texmaco Infrastructure & Holdings Ltd.	8,679	12,038
	Texmaco Rail & Engineering Ltd.	959,475	2,178,774
	Thanga Mayil Jewellery Ltd.	17,107	358,017
	Thejo Engineering Ltd.	7,476	151,647
	Themis Medicare Ltd.	15,675	41,368
	Thermax Ltd.	67,103	2,938,398
	Thirumalai Chemicals Ltd.	637,436	1,750,724
	Thomas Cook India Ltd.	834,693	1,500,794
Ω	Thyrocare Technologies Ltd.	69,888	639,596
	Tilaknagar Industries Ltd.	349,531	1,473,755
	Time Technoplast Ltd.	1,345,394	6,212,139
	Timken India Ltd.	132,863	4,357,936
	Tips Music Ltd.	54,853	408,095
	Titagarh Rail System Ltd.	266,058	3,131,865
	Titan Co. Ltd.	735,289	29,514,974
	Torrent Pharmaceuticals Ltd.	462,723	17,457,125
	Torrent Power Ltd.	819,844	13,798,577
	Tourism Finance Corp. of India Ltd.	336,974	549,876
	TransIndia Real Estate Ltd.	686,770	277,339
	Transport Corp. of India Ltd.	291,382	3,571,761
	Trent Ltd.	384,155	25,444,178
	Trident Ltd.	9,742,580	3,481,441
	Triveni Engineering & Industries Ltd.	703,446	3,109,439
	Triveni Turbine Ltd.	727,652	5,592,927
	TTK Healthcare Ltd.	2,972	44,277
	TTK Prestige Ltd.	241,674	2,046,449
	Tube Investments of India Ltd.	470,598	17,999,991
		Shares	Value»
INDIA — (Continued)
	TV Today Network Ltd.	204,034	$453,000
	TVS Holdings Ltd.	21,218	2,286,406
	TVS Motor Co. Ltd.	633,055	17,888,023
	TVS Srichakra Ltd.	27,163	975,681
	Uflex Ltd.	338,618	1,867,435
	Ugar Sugar Works Ltd.	245,819	144,635
*	Ugro Capital Ltd.	157,313	364,806
Ω	Ujjivan Small Finance Bank Ltd.	10,678,610	4,408,751
	UltraTech Cement Ltd.	218,855	29,222,704
*	Unichem Laboratories Ltd.	194,087	1,565,270
	Union Bank of India Ltd.	5,175,487	6,853,610
	United Breweries Ltd.	103,773	2,568,167
	United Spirits Ltd.	809,814	13,281,446
	Universal Cables Ltd.	7,568	55,692
	UNO Minda Ltd.	1,101,704	11,957,757
*	UPL Ltd.	3,289,980	21,477,958
	Usha Martin Ltd.	1,086,960	4,323,651
	UTI Asset Management Co. Ltd.	183,437	2,201,129
*	V2 Retail Ltd.	9,160	195,453
*	VA Tech Wabag Ltd.	305,893	4,835,596
	Vadilal Industries Ltd.	5,618	247,643
	Vaibhav Global Ltd.	259,431	817,521
*Ω	Valiant Organics Ltd.	7,524	24,703
*	Valor Estate Ltd.	669,648	1,206,657
	Vardhman Special Steels Ltd.	11,753	32,276
	Vardhman Textiles Ltd.	1,037,402	5,422,715
*Ω	Varroc Engineering Ltd.	232,521	1,480,744
	Varun Beverages Ltd.	2,814,547	17,437,502
*	Vascon Engineers Ltd.	222,560	126,691
	Vedant Fashions Ltd.	26,474	286,690
	Vedanta Ltd.	5,319,149	26,929,142
	Veedol Corporation Ltd.	40,393	707,610
	Venky's India Ltd.	37,741	793,943
Ω	Venus Pipes & Tubes Ltd.	1,424	22,106
	Vesuvius India Ltd.	27,471	1,359,815
	V-Guard Industries Ltd.	1,034,311	4,346,035
	Vidhi Specialty Food Ingredients Ltd.	6,234	35,487

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Vijaya Diagnostic Centre Ltd.	35,679	$428,515
*	Vikas Lifecare Ltd.	2,298,854	103,198
	Vimta Labs Ltd.	61,833	609,231
	Vinati Organics Ltd.	170,475	3,282,859
	Vindhya Telelinks Ltd.	27,832	535,552
	Vintage Coffee & Beverages Ltd.	7,974	10,465
	VIP Industries Ltd.	187,414	799,837
	Visaka Industries Ltd.	89,075	91,650
	Vishnu Chemicals Ltd.	59,467	292,085
*	VL E-Governance & IT Solutions Ltd.	297,674	507,079
*	V-Mart Retail Ltd.	27,213	1,003,826
*	Vodafone Idea Ltd.	33,845,556	3,516,493
	Voltamp Transformers Ltd.	25,701	2,456,627
	Voltas Ltd.	321,889	4,673,698
	VRL Logistics Ltd.	267,849	1,438,986
	VST Industries Ltd.	337,121	1,244,853
	VST Tillers Tractors Ltd.	26,587	1,421,216
*	Walchandnagar Industries Ltd.	24,757	67,997
*	Websol Energy System Ltd.	13,335	206,121
	Welspun Corp. Ltd.	1,123,115	9,566,977
	Welspun Enterprises Ltd.	447,557	3,097,635
	Welspun Living Ltd.	2,895,250	4,593,428
	West Coast Paper Mills Ltd.	427,269	2,612,285
*	Westlife Foodworld Ltd.	188,057	1,550,846
	Wheels India Ltd.	714	5,755
	Whirlpool of India Ltd.	120,592	1,581,575
	Windlas Biotech Ltd.	3,243	35,620
	Wipro Ltd.	6,769,186	24,273,694
*	Wockhardt Ltd.	361,997	5,892,241
	Wonderla Holidays Ltd.	106,386	867,908
	XPRO India Ltd.	2,364	34,217
	Yasho Industries Ltd.	1,323	29,426
*	Yes Bank Ltd.	31,282,558	6,925,422
	Yuken India Ltd.	1,054	11,485
	Zee Entertainment Enterprises Ltd.	5,486,854	6,657,865
*	Zee Media Corp. Ltd.	2,362,482	466,415
	Zen Technologies Ltd.	163,789	3,277,643
	Zensar Technologies Ltd.	766,445	7,604,251
		Shares	Value»
INDIA — (Continued)
	ZF Commercial Vehicle Control Systems India Ltd.	3,075	$391,449
*	Zomato Ltd.	7,965,972	20,335,873
	Zuari Industries Ltd.	6,386	21,516
	Zydus Lifesciences Ltd.	874,296	9,761,702
	Zydus Wellness Ltd.	63,725	1,350,553
TOTAL INDIA			5,537,076,406
INDONESIA — (1.6%)
	ABM Investama Tbk. PT	3,392,900	709,769
*	Adaro Minerals Indonesia Tbk. PT	8,394,500	517,617
*	Adhi Karya Persero Tbk. PT	17,481,579	233,694
	Adi Sarana Armada Tbk. PT	13,786,000	570,503
*	Agung Semesta Sejahtera Tbk. PT	14,551,600	9,767
	AKR Corporindo Tbk. PT	56,510,800	3,841,074
*	Alam Sutera Realty Tbk. PT	70,919,100	626,731
	Alamtri Resources Indonesia Tbk. PT	84,508,300	12,067,820
*	Allo Bank Indonesia Tbk. PT	1,007,600	41,051
	Aneka Tambang Tbk. PT	46,583,119	3,958,296
	Arwana Citramulia Tbk. PT	23,118,100	870,892
	Aspirasi Hidup Indonesia Tbk. PT	61,365,600	2,871,589
	Astra Agro Lestari Tbk. PT	3,667,022	1,320,908
	Astra International Tbk. PT	61,505,200	18,072,404
	Astra Otoparts Tbk. PT	7,391,800	928,581
	Avia Avian Tbk. PT	8,822,400	221,647
*††	Bakrie Telecom Tbk. PT	35,294,139	0
	Bank Amar Indonesia Tbk. PT	13,801,810	150,520
	Bank BTPN Syariah Tbk. PT	15,157,400	859,134
*	Bank Bukopin Tbk. PT	142,642,188	462,822
*	Bank Capital Indonesia Tbk. PT	20,448,500	164,322
	Bank Central Asia Tbk. PT	91,803,500	53,033,015

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Bank China Construction Bank Indonesia Tbk. PT	17,420,100	$78,035
*	Bank Ganesha Tbk. PT	8,856,600	39,183
*	Bank Ina Perdana PT	2,485,100	626,725
	Bank Mandiri Persero Tbk. PT	120,538,072	44,288,369
*	Bank Mayapada International Tbk. PT	12,988,650	163,952
	Bank Maybank Indonesia Tbk. PT	9,420,600	116,750
*	Bank Nationalnobu Tbk. PT	5,283,225	177,559
	Bank Negara Indonesia Persero Tbk. PT	32,302,360	9,397,732
*	Bank Neo Commerce Tbk. PT	24,736,100	318,188
	Bank OCBC Nisp Tbk. PT	13,147,000	1,076,480
*	Bank Pan Indonesia Tbk. PT	31,766,900	3,571,138
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	26,742,757	1,541,704
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	29,498,300	1,041,029
	Bank Rakyat Indonesia Persero Tbk. PT	95,125,259	24,563,933
	Bank Syariah Indonesia Tbk. PT	21,486,600	3,844,278
	Bank Tabungan Negara Persero Tbk. PT	54,408,154	3,474,254
	Barito Pacific Tbk. PT	46,367,288	2,607,089
	Barito Renewables Energy Tbk. PT	253,200	139,578
	BFI Finance Indonesia Tbk. PT	57,090,800	3,079,460
*	Bintang Oto Global Tbk. PT	1,510,300	54,235
	BISI International Tbk. PT	11,631,812	784,734
	Blue Bird Tbk. PT	5,130,300	514,115
*	Buana Lintas Lautan Tbk. PT	120,543,500	1,052,075
*	Bukalapak.com Tbk. PT	184,029,700	1,326,244
	Bukit Asam Tbk. PT	37,180,900	6,130,546
		Shares	Value»
INDONESIA — (Continued)
*	Bumi Resources Minerals Tbk. PT	160,321,500	$3,750,976
*	Bumi Resources Tbk. PT	314,361,100	2,269,849
*	Bumi Serpong Damai Tbk. PT	37,800,000	2,201,499
*	Capital Financial Indonesia Tbk. PT	4,045,900	157,658
	Catur Sentosa Adiprana Tbk. PT	864,200	24,298
*	Cemindo Gemilang PT	13,066,300	676,972
	Charoen Pokphand Indonesia Tbk. PT	19,724,960	5,649,408
Ω	Cikarang Listrindo Tbk. PT	10,148,300	417,188
	Ciputra Development Tbk. PT	74,415,315	4,481,403
	Cisarua Mountain Dairy Tbk. PT	1,247,700	375,592
*	Citra Marga Nusaphala Persada Tbk. PT	20,081,671	4,891,057
*	City Retail Developments Tbk. PT	11,633,200	93,531
	Dayamitra Telekomunikasi PT	4,109,600	161,543
	Delta Dunia Makmur Tbk. PT	41,556,700	1,285,638
	Dharma Satya Nusantara Tbk. PT	31,366,000	1,875,666
*	Dian Swastatika Sentosa Tbk. PT	40,900	112,602
	Elang Mahkota Teknologi Tbk. PT	41,626,000	1,438,529
	Elnusa Tbk. PT	28,731,300	792,939
*	Energi Mega Persada Tbk. PT	16,667,000	222,682
	Erajaya Swasembada Tbk. PT	73,559,100	1,731,424
	ESSA Industries Indonesia Tbk. PT	51,251,100	2,666,518
	Gajah Tunggal Tbk. PT	11,479,800	819,268
	Garudafood Putra Putri Jaya Tbk. PT	24,325,000	594,276
	Golden Energy Mines Tbk. PT	31,900	20,348
*	Gudang Garam Tbk. PT	1,897,000	1,308,237
*	Harum Energy Tbk. PT	18,300,100	1,003,893
	Hexindo Adiperkasa Tbk. PT	1,852,256	547,616
	Hillcon Tbk. PT	238,400	30,709

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Impack Pratama Industri Tbk. PT	37,017,100	$731,399
	Indah Kiat Pulp & Paper Tbk. PT	13,541,500	5,594,925
	Indika Energy Tbk. PT	12,906,500	1,325,917
	Indo Tambangraya Megah Tbk. PT	3,533,500	5,613,294
	Indocement Tunggal Prakarsa Tbk. PT	4,121,000	1,484,847
	Indofood CBP Sukses Makmur Tbk. PT	3,420,700	2,411,541
	Indofood Sukses Makmur Tbk. PT	25,137,600	12,098,094
	Indomobil Sukses Internasional Tbk. PT	5,272,800	266,796
	Indosat Tbk. PT	18,589,300	2,628,594
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	50,670,388	1,786,946
*††	Inti Agri Resources Tbk. PT	10,879,700	0
*	Intiland Development Tbk. PT	14,063,100	136,132
	Japfa Comfeed Indonesia Tbk. PT	56,069,300	6,848,491
	Jasa Marga Persero Tbk. PT	8,838,558	2,291,109
	Jaya Real Property Tbk. PT	5,813,800	264,161
	Kalbe Farma Tbk. PT	57,445,600	4,454,853
*	Kawasan Industri Jababeka Tbk. PT	115,423,645	1,337,482
	KMI Wire & Cable Tbk. PT	28,325,800	658,598
	Lautan Luas Tbk. PT	329,800	20,434
*	Lippo Cikarang Tbk. PT	1,973,905	61,810
*	Lippo Karawaci Tbk. PT	324,039,762	1,805,702
*	Malindo Feedmill Tbk. PT	5,009,300	241,016
	Map Aktif Adiperkasa PT	42,653,700	2,563,291
	Matahari Department Store Tbk. PT	5,881,300	574,986
	Mayora Indah Tbk. PT	18,695,625	2,808,741
	MD Entertainment Tbk. PT	2,653,600	647,704
	Medco Energi Internasional Tbk. PT	63,757,160	4,201,230
		Shares	Value»
INDONESIA — (Continued)
*	Media Nusantara Citra Tbk. PT	46,096,893	$791,724
	Medikaloka Hermina Tbk. PT	33,821,100	2,884,318
*	Merdeka Copper Gold Tbk. PT	14,066,062	1,342,513
*	Metro Healthcare Indonesia Tbk. PT	59,545,100	693,828
	Metrodata Electronics Tbk. PT	34,020,600	1,177,160
	Metropolitan Kentjana Tbk. PT	33,300	50,892
	Mitra Adiperkasa Tbk. PT	67,702,100	5,331,199
	Mitra Keluarga Karyasehat Tbk. PT	14,286,300	2,119,975
	Mitra Pinasthika Mustika Tbk. PT	12,399,100	745,490
*	MNC Digital Entertainment Tbk. PT	21,894,000	936,798
*	MNC Land Tbk. PT	103,861,800	873,906
	Mulia Industrindo Tbk. PT	13,805,800	269,113
	Nippon Indosari Corpindo Tbk. PT	19,741,289	1,149,830
	Pabrik Kertas Tjiwi Kimia Tbk. PT	7,817,200	2,779,717
*	Pacific Strategic Financial Tbk. PT	13,823,900	975,539
	Pakuwon Jati Tbk. PT	106,999,700	2,584,865
*	Panin Financial Tbk. PT	127,142,500	3,285,601
*	Paninvest Tbk. PT	7,925,300	512,291
	Pantai Indah Kapuk Dua Tbk. PT	523,200	370,609
	Perusahaan Gas Negara Tbk. PT	35,295,200	3,455,922
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	20,406,200	1,299,133
*	Petrindo Jaya Kreasi Tbk. PT	1,462,400	1,293,788
*††	Pool Advista Indonesia Tbk. PT	8,941,700	5,143
*	PP Persero Tbk. PT	23,336,190	475,162
	Prodia Widyahusada Tbk. PT	1,625,700	255,388
	Puradelta Lestari Tbk. PT	60,908,700	548,807
	Ramayana Lestari Sentosa Tbk. PT	6,308,800	140,782
*††	Rimo International Lestari Tbk. PT	151,291,900	0

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Rukun Raharja Tbk. PT	3,092,800	$787,098
	Salim Ivomas Pratama Tbk. PT	31,135,200	725,969
	Sampoerna Agro Tbk. PT	5,071,559	672,065
	Samudera Indonesia Tbk. PT	57,087,400	896,051
*	Sarana Meditama Metropolitan Tbk. PT	11,755,900	187,306
	Sarana Menara Nusantara Tbk. PT	61,467,300	2,387,289
	Sariguna Primatirta Tbk. PT	18,164,400	1,670,536
*	Sawit Sumbermas Sarana Tbk. PT	24,219,100	3,019,815
*††	Sekawan Intipratama Tbk. PT	2,876,400	0
	Selamat Sempurna Tbk. PT	16,835,200	1,822,894
	Semen Baturaja Tbk. PT	12,933,000	150,414
	Semen Indonesia Persero Tbk. PT	16,636,286	2,863,536
	Siloam International Hospitals Tbk. PT	6,566,900	1,227,846
*	Sinar Mas Multiartha Tbk. PT	278,500	260,790
*††	Sri Rejeki Isman Tbk. PT	96,691,300	162,388
	Steel Pipe Industry of Indonesia PT	16,408,800	271,782
	Sumber Alfaria Trijaya Tbk. PT	39,945,700	7,032,392
	Summarecon Agung Tbk. PT	81,109,047	2,293,503
	Surya Citra Media Tbk. PT	123,963,300	1,373,363
	Surya Semesta Internusa Tbk. PT	32,469,000	1,990,386
*††	Suryainti Permata Tbk. PT	3,098,000	0
#	Telkom Indonesia Persero Tbk. PT (TLK US), ADR	365,576	5,856,527
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	55,290,600	8,904,521
	Temas Tbk. PT	35,286,000	292,351
	Tempo Scan Pacific Tbk. PT	4,068,500	614,028
*	Timah Tbk. PT	16,881,567	1,038,521
	Tower Bersama Infrastructure Tbk. PT	4,933,500	626,874
		Shares	Value»
INDONESIA — (Continued)
*††	Trada Alam Minera Tbk. PT	173,119,000	$0
	Transcoal Pacific Tbk. PT	4,021,000	1,615,582
*	Trias Sentosa Tbk. PT	3,690,500	128,525
	Triputra Agro Persada PT	29,757,800	1,441,558
	Tunas Baru Lampung Tbk. PT	27,237,857	1,018,760
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	12,699,000	1,211,005
	Unilever Indonesia Tbk. PT	24,192,400	2,414,000
	United Tractors Tbk. PT	9,367,346	14,293,001
*	Vale Indonesia Tbk. PT	9,667,475	1,774,032
*	Waskita Beton Precast Tbk. PT	13,955,600	12,816
*††	Waskita Karya Persero Tbk. PT	52,554,757	122,133
*	Wijaya Karya Persero Tbk. PT	19,524,422	263,514
	Wintermar Offshore Marine Tbk. PT	5,592,000	149,163
	XL Axiata Tbk. PT	44,523,045	6,192,097
TOTAL INDONESIA			428,112,877
KUWAIT — (0.4%)
	A'ayan Leasing & Investment Co. KSCP	6,234,921	3,155,114
	A'ayan Real Estate Co. SAK	67,161	21,308
*	Acico Industries Co. KSC	172,520	43,132
	Agility Public Warehousing Co. KSC	1,666,642	1,354,135
	Al Ahli Bank of Kuwait KSCP	329,173	316,389
	Al-Eid Food KSC	416,724	331,786
	Ali Alghanim Sons Automotive Co. KSCC	343,325	1,159,055
*	Alimtiaz Investment Group KSC	2,698,986	545,665
*	Arabi Group Holding KSC	479,552	642,858
	Arzan Financial Group for Financing & Investment KPSC	4,595,589	4,271,806

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
*	Asiya Capital Investments Co. KSCP	3,342,651	$444,015
	Boubyan Bank KSCP	869,574	1,768,899
	Boubyan Petrochemicals Co. KSCP	578,516	1,248,920
	Boursa Kuwait Securities Co. KPSC	255,320	2,018,564
	Burgan Bank SAK	171,378	114,801
	Combined Group Contracting Co. SAK	679,722	1,377,947
	Commercial Facilities Co. SAKP	207,055	177,848
	Commercial Real Estate Co. KSC	2,062,320	1,315,749
	Gulf Bank KSCP	1,926,062	1,920,346
	Gulf Cables & Electrical Industries Group Co. KSCP	171,972	1,009,354
	Heavy Engineering & Ship Building Co. KSCP	404,983	1,119,103
	Humansoft Holding Co. KSC	366,198	3,045,832
*	IFA Hotels & Resorts-KPSC	210,375	1,444,592
	Integrated Holding Co. KCSC	816,725	1,373,527
*	Jazeera Airways Co. KSCP	407,419	1,253,581
	KAMCO Investment Co. KSC	52,319	21,489
*	Kuwait Business Town Real Estate Co. KSCP	44,376	17,413
*	Kuwait Cement Co. KSC	662,335	534,319
	Kuwait Finance House KSCP	8,815,356	22,438,987
	Kuwait Financial Centre SAK	223,295	114,542
	Kuwait International Bank KSCP	2,214,735	1,477,088
	Kuwait Investment Co. SAK	83,985	50,103
	Kuwait Real Estate Co. KSC	3,906,701	4,176,113
	Kuwait Telecommunications Co.	1,120,843	2,024,650
	Mabanee Co. KPSC	603,710	1,556,799
		Shares	Value»
KUWAIT — (Continued)
	Mezzan Holding Co. KSCC	499,782	$1,505,823
	Mobile Telecommunications Co. KSCP	1,477,688	2,165,444
	National Bank of Kuwait SAKP	6,721,368	20,985,846
*	National Consumer Holding Co. SAK	1,267,545	422,637
	National Industries Group Holding SAK	2,303,467	1,977,063
	National Investments Co. KSCP	3,071,269	2,586,374
*	Privatization Holding Co. KSCP	323,564	50,409
*	Rasiyat Holding Co.	216,369	261,525
	Salhia Real Estate Co. KSCP	836,904	1,119,437
	Securities House KSC	265,670	64,678
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	1,437,339	707,446
*	Sultan Center Food Products Co. KSC	5,505	1,730
*	Warba Bank KSCP	2,991,342	2,286,038
TOTAL KUWAIT			98,020,279
MALAYSIA — (1.6%)
#	7-Eleven Malaysia Holdings Bhd., Class B	2,085,585	931,200
#	Able Global Bhd.	558,700	233,856
#	Aeon Co. M Bhd.	4,305,800	1,445,610
#	AEON Credit Service M Bhd.	1,768,080	2,319,630
#	AFFIN Bank Bhd.	4,178,840	2,630,740
	Ajinomoto Malaysia Bhd.	116,000	385,572
	Alliance Bank Malaysia Bhd.	7,163,000	8,347,941
	Allianz Malaysia Bhd.	202,100	861,593
	AME Elite Consortium Bhd.	1,583,900	602,597
	AMMB Holdings Bhd. (AMM MK)	6,307,050	7,971,905
#	Ancom Nylex Bhd.	2,737,738	607,424
#*	Ann Joo Resources Bhd.	608,100	109,671
*	Astro Malaysia Holdings Bhd.	3,575,900	176,262

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Aumas Resources Bhd.	3,667,500	$718,363
	Aurelius Technologies Bhd.	399,000	281,437
	Axiata Group Bhd.	12,217,935	6,071,274
#	Bank Islam Malaysia Bhd.	5,401,659	2,966,366
	Batu Kawan Bhd.	403,050	1,822,240
#*	Berjaya Assets Bhd.	1,232,400	75,787
#*	Berjaya Corp. Bhd.	23,909,801	1,629,562
#*	Berjaya Food Bhd.	3,571,919	311,281
#*	Berjaya Land Bhd.	3,912,500	284,420
#*	Bermaz Auto Bhd.	4,826,000	1,383,973
#	Beshom Holdings Bhd.	1,680,022	308,489
#	British American Tobacco Malaysia Bhd.	694,100	1,116,441
*	Bumi Armada Bhd.	21,699,550	3,202,333
	Bursa Malaysia Bhd.	2,988,400	5,593,618
	Cahya Mata Sarawak Bhd.	4,082,200	965,345
	Carlsberg Brewery Malaysia Bhd.	782,100	3,481,754
#	CB Industrial Product Holding Bhd.	2,850,220	728,663
	CCK Consolidated Holdings Bhd.	142,500	44,400
	CELCOMDIGI Bhd.	6,812,020	5,721,620
*	Chin Hin Group Bhd.	180,500	91,394
	CIMB Group Holdings Bhd.	15,166,848	27,226,525
*	Coastal Contracts Bhd.	1,119,200	351,445
#	Crescendo Corp. Bhd.	207,400	65,328
#	CSC Steel Holdings Bhd.	1,264,100	316,948
#	CTOS Digital Bhd.	3,302,200	879,663
#*	Cypark Resources Bhd.	744,550	136,780
#	D&O Green Technologies Bhd.	3,125,200	1,236,692
#	Datasonic Group Bhd.	3,118,800	275,237
	Dayang Enterprise Holdings Bhd.	4,149,863	1,967,639
	Dialog Group Bhd.	5,898,184	2,507,549
#	DRB-Hicom Bhd.	6,306,100	1,396,229
#	Duopharma Biotech Bhd.	1,370,151	383,729
	Dutch Lady Milk Industries Bhd.	102,000	696,988
	DXN Holdings Bhd.	574,500	68,146
#	Eastern & Oriental Bhd.	4,974,300	973,090
		Shares	Value»
MALAYSIA — (Continued)
#	Eco World Development Group Bhd.	6,727,200	$2,629,984
#*	Ecofirst Consolidated Bhd.	1,552,400	134,047
*	Econpile Holdings Bhd.	267,900	24,755
#*	Ekovest Bhd.	12,891,850	963,521
	Farm Fresh Bhd.	3,707,600	1,436,586
#	FGV Holdings Bhd.	827,700	203,934
#	Formosa Prosonic Industries Bhd.	787,800	491,127
	Fraser & Neave Holdings Bhd.	378,200	2,156,057
	Frontken Corp. Bhd.	6,583,500	5,538,402
*	Gadang Holdings Bhd.	2,291,200	174,152
	Gamuda Bhd.	6,984,328	6,311,434
	Gas Malaysia Bhd.	1,065,200	978,548
	Genetec Technology Bhd.	19,600	6,505
#	Genting Bhd.	9,228,600	7,502,575
#	Genting Malaysia Bhd.	10,624,500	5,304,082
	Genting Plantations Bhd.	1,071,600	1,381,255
#	Globetronics Technology Bhd.	3,135,845	356,759
*	Greatech Technology Bhd.	979,200	438,058
#	Guan Chong Bhd.	655,900	621,245
#	HAP Seng Consolidated Bhd.	4,240,740	3,137,878
#	Hap Seng Plantations Holdings Bhd.	1,673,800	713,040
#	Hartalega Holdings Bhd.	3,925,600	2,907,151
	Heineken Malaysia Bhd.	639,900	3,488,826
#*	HeiTech Padu Bhd.	270,100	163,461
#*	Hengyuan Refining Co. Bhd.	942,800	422,224
#	Hextar Global Bhd.	1,097,100	212,893
#	Hiap Teck Venture Bhd.	10,845,300	800,535
#	Hibiscus Petroleum Bhd.	5,629,340	2,316,119
	Hong Leong Bank Bhd.	509,765	2,305,654
	Hong Leong Financial Group Bhd.	1,082,898	4,391,298
	Hong Leong Industries Bhd.	500,000	1,497,522
#	Hume Cement Industries Bhd.	232,600	148,919

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Hup Seng Industries Bhd.	2,285,300	$563,080
	IFCA MSC Bhd.	187,400	24,470
	IGB Bhd.	735,738	444,151
	IHH Healthcare Bhd.	2,116,900	3,398,556
	IJM Corp. Bhd.	10,657,726	5,687,960
#	Inari Amertron Bhd.	6,765,132	3,823,168
#	Insas Bhd.	4,362,802	883,583
	IOI Corp. Bhd.	4,478,177	3,730,618
#	IOI Properties Group Bhd.	5,399,419	2,548,165
	Iris Corp. Bhd.	220,600	15,302
#*	Iskandar Waterfront City Bhd.	3,171,000	360,419
#	ITMAX SYSTEM Bhd.	567,200	437,687
#	JAKS Resources Bhd.	12,700,360	353,707
#	Jaya Tiasa Holdings Bhd.	5,378,939	1,491,849
*	JCY International Bhd.	1,711,400	172,839
	Keck Seng Malaysia Bhd.	481,400	625,319
#	Kelington Group Bhd.	2,122,200	1,583,079
	Kenanga Investment Bank Bhd.	2,821,700	591,276
	Kerjaya Prospek Group Bhd.	1,755,287	839,937
#	Kim Loong Resources Bhd.	1,366,360	725,733
*	Kinergy Advancement Bhd.	451,900	33,462
#*	KNM Group Bhd.	15,379,881	205,112
	Kobay Technology Bhd.	485,200	147,866
	Kossan Rubber Industries Bhd.	6,590,100	3,301,959
	KPJ Healthcare Bhd.	7,972,500	4,028,846
#	Kretam Holdings Bhd.	4,777,400	605,607
#*	KSL Holdings Bhd.	2,050,100	737,003
#	Kuala Lumpur Kepong Bhd.	1,088,458	4,852,975
	Kumpulan Fima Bhd.	709,900	377,445
#	Lagenda Properties Bhd.	1,806,700	537,202
	Land & General Bhd.	12,991,220	305,351
#	LBS Bina Group Bhd.	5,689,593	692,830
#	Leong Hup International Bhd.	7,810,900	1,005,185
#	Lii Hen Industries Bhd.	2,192,000	341,127
#*Ω	Lotte Chemical Titan Holding Bhd.	2,882,475	371,399
		Shares	Value»
MALAYSIA — (Continued)
	LPI Capital Bhd.	652,040	$1,874,417
#	Magni-Tech Industries Bhd.	1,388,700	750,101
#	Magnum Bhd.	4,517,362	1,305,278
	Mah Sing Group Bhd.	9,208,551	2,918,149
#	Malakoff Corp. Bhd.	8,503,100	1,657,468
	Malayan Banking Bhd.	7,849,450	18,197,770
	Malayan Cement Bhd.	45,200	46,640
#	Malayan Flour Mills Bhd.	5,235,400	620,527
	Malaysia Airports Holdings Bhd.	2,944,383	7,223,740
#	Malaysia Smelting Corp. Bhd.	1,088,400	526,955
	Malaysian Pacific Industries Bhd.	456,625	2,268,401
#	Malaysian Resources Corp. Bhd.	12,754,357	1,423,987
#	Matrix Concepts Holdings Bhd.	6,270,905	3,078,042
	Maxis Bhd.	4,749,115	3,702,107
#	MBM Resources Bhd.	905,810	1,157,036
#	MBSB Bhd.	14,399,267	2,305,711
	Media Prima Bhd.	1,753,200	184,497
	Mega First Corp. Bhd.	3,697,000	3,544,277
	Mi Technovation Bhd.	642,500	314,943
	MISC Bhd.	2,304,360	3,737,717
	MKH Bhd.	2,772,375	689,511
#	MKH Oil Palm East Kalimantan Bhd.	222,984	31,482
	MNRB Holdings Bhd.	3,755,754	1,850,819
Ω	Mr. DIY Group M Bhd.	6,347,200	2,385,327
*	Muhibbah Engineering M Bhd.	3,089,550	514,733
	My EG Services Bhd.	17,940,267	3,826,137
#	Nationgate Holdings Bhd.	1,580,900	630,689
#	Nestle Malaysia Bhd.	90,200	1,818,239
#	Notion VTEC Bhd.	742,600	186,669
*††	Nylex Malaysia Bhd.	20,250	204
#	OCK Group Bhd.	2,656,400	252,450
#	Oriental Holdings Bhd.	1,111,240	1,756,176
#	OSK Holdings Bhd.	7,618,967	2,833,629
#	PA Resources Bhd.	1,957,600	113,681
#	Padini Holdings Bhd.	3,537,000	1,577,491

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Panasonic Manufacturing Malaysia Bhd.	62,900	$245,259
#	Pantech Group Holdings Bhd.	3,414,831	692,682
#	Paramount Corp. Bhd.	1,893,175	462,853
	PBA Holdings Bhd.	116,800	54,124
	Pecca Group Bhd.	1,161,100	369,825
	Pentamaster Corp. Bhd.	184,100	141,924
#	Perak Transit Bhd.	4,463,799	800,514
#*	Perdana Petroleum Bhd.	928,100	48,519
#	Petron Malaysia Refining & Marketing Bhd.	613,600	573,690
#	Petronas Chemicals Group Bhd.	3,524,100	3,673,165
#	Petronas Dagangan Bhd.	741,100	3,259,632
	Petronas Gas Bhd.	1,182,308	4,554,046
	Power Root Bhd.	347,300	115,197
	PPB Group Bhd.	1,526,040	4,085,714
	Press Metal Aluminium Holdings Bhd.	6,437,360	7,049,235
	Public Bank Bhd.	25,473,055	24,604,622
	QES Group Bhd.	1,256,400	142,732
#	QL Resources Bhd.	5,279,995	5,405,214
#*	Ranhill Utilities Bhd.	2,267,658	669,692
#	RCE Capital Bhd.	2,660,300	864,079
#	REDtone Digital Bhd.	1,368,000	226,938
#	RGB International Bhd.	3,671,900	320,078
	RHB Bank Bhd.	5,531,358	7,975,191
#	Sam Engineering & Equipment M Bhd.	754,500	667,074
*	Sapura Energy Bhd.	40,752,188	269,719
#	Sarawak Oil Palms Bhd.	2,421,837	1,656,751
	Scientex Bhd.	4,615,184	4,169,941
#	SD Guthrie Bhd.	5,308,361	5,760,077
#	Secure Waste Infrastructure Corp.	1,625,200	121,857
#	SFP Tech Holdings Bhd.	2,732,400	411,569
#	Shangri-La Hotels Malaysia Bhd.	253,500	115,293
	Sime Darby Bhd.	11,328,987	5,704,032
	Sime Darby Property Bhd.	11,876,887	3,758,900
	SKP Resources Bhd.	6,792,525	1,658,220
#*	Solarvest Holdings Bhd.	1,723,400	647,732
		Shares	Value»
MALAYSIA — (Continued)
	Southern Cable Group Bhd.	849,200	$208,280
	SP Setia Bhd. Group	7,551,359	2,276,670
#	Sports Toto Bhd.	4,334,773	1,516,866
#	Sunway Bhd.	2,955,490	2,875,624
#	Sunway Construction Group Bhd.	1,763,819	1,361,120
#*	Supermax Corp. Bhd.	4,399,200	1,053,452
#	Suria Capital Holdings Bhd.	413,380	165,123
#	Syarikat Takaful Malaysia Keluarga Bhd.	2,774,175	2,249,216
#	Ta Ann Holdings Bhd.	2,019,023	1,818,734
#	Taliworks Corp. Bhd.	2,377,766	412,885
#	TASCO Bhd.	858,600	136,560
	Telekom Malaysia Bhd.	2,458,828	3,630,438
#	Tenaga Nasional Bhd.	3,542,681	10,798,552
	Thong Guan Industries Bhd.	1,456,500	462,869
#	TIME dotCom Bhd.	4,244,280	4,420,510
*	Top Glove Corp. Bhd.	11,675,160	3,131,641
#*	Tropicana Corp. Bhd.	5,039,732	1,320,721
#	TSH Resources Bhd.	3,723,050	993,125
	Uchi Technologies Bhd.	1,676,340	1,454,895
	UEM Sunrise Bhd.	8,241,045	1,704,845
	Unisem M Bhd.	959,300	580,009
	United Malacca Bhd.	226,150	261,638
	United Plantations Bhd.	476,600	3,271,509
#	UOA Development Bhd.	8,149,200	3,108,810
	Uzma Bhd.	1,155,000	186,233
#	Velesto Energy Bhd.	29,005,192	1,233,562
	ViTrox Corp. Bhd.	1,958,400	1,698,041
	VS Industry Bhd.	10,911,300	2,556,328
#*	Wasco Bhd.	1,416,900	329,852
#*	WCT Holdings Bhd.	5,517,840	1,029,821
#	Wellcall Holdings Bhd.	2,974,850	1,048,286
#	Westports Holdings Bhd.	3,119,100	3,203,485
#	Yinson Holdings Bhd.	7,491,163	3,911,928
*	YNH Property Bhd.	3,472,593	372,838
#	YTL Corp. Bhd.	12,480,494	5,308,882
#	YTL Power International Bhd.	3,394,387	2,374,290
TOTAL MALAYSIA			445,956,290

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (1.9%)
	Alfa SAB de CV, Class A	31,592,286	$25,750,107
#	Alpek SAB de CV	3,673,514	2,559,866
#	Alsea SAB de CV	3,270,747	6,976,499
	America Movil SAB de CV (2228390D US), ADR	2,718,240	38,082,542
	Arca Continental SAB de CV	1,041,769	9,490,645
#*	Axtel SAB de CV	8,534,435	469,513
Ω	Banco del Bajio SA	5,195,597	11,929,664
#	Becle SAB de CV	763,693	679,592
	Bolsa Mexicana de Valores SAB de CV	2,864,652	4,426,511
	Cemex SAB de CV (CEMEXCPO MM)	1,651,158	975,300
	Cemex SAB de CV (CX US), Sponsored ADR	3,600,262	21,349,555
*	Cia Minera Autlan SAB de CV	14,731	4,685
	Coca-Cola Femsa SAB de CV (KOF US), Sponsored ADR	81,220	6,374,958
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	338,569	2,650,288
#*	Consorcio ARA SAB de CV	8,643,162	1,347,235
#*	Controladora AXTEL SAB de CV	27,388,079	473,165
*	Controladora Vuela Cia de Aviacion SAB de CV (VLRS US), ADR	270,308	2,294,915
*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	1,040,862	886,054
	Corp. Actinver SAB de CV	61,598	54,250
	Corp. Inmobiliaria Vesta SAB de CV	3,245,004	8,470,334
	Corp. Interamericana de Entretenimiento SAB de CV, Class B	222,600	290,040
	Corp. Moctezuma SAB de CV	213,875	806,495
	Corporativo Fragua SAB de CV	2,159	58,971
	Cydsa SAB de CV	6,129	5,025
*	Dine SAB de CV	7,300	7,645
		Shares	Value»
MEXICO — (Continued)
	El Puerto de Liverpool SAB de CV, Class C1	509,593	$2,543,784
#*††	Empresas ICA SAB de CV	4,691,828	0
*	Financiera Independencia SAB de CV SOFOM ENR	122,895	41,248
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	534,206	4,545,211
	Fomento Economico Mexicano SAB de CV (FMX US), Sponsored ADR	66,887	5,706,799
	GCC SAB de CV	1,071,304	9,895,681
	Genomma Lab Internacional SAB de CV, Class B	5,093,380	6,924,067
	Gentera SAB de CV	9,230,595	12,067,215
	Gruma SAB de CV, Class B	913,433	15,762,692
	Grupo Aeroportuario del Centro Norte SAB de CV	1,482,286	13,995,950
#	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	979,586	18,078,046
#	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	27,293	5,058,758
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	7,751	2,127,417
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	383,246	10,427,280
#	Grupo Bimbo SAB de CV	3,507,902	9,192,118
	Grupo Carso SAB de CV	1,934,364	10,985,231
#	Grupo Comercial Chedraui SA de CV	2,372,508	13,680,677
	Grupo Elektra SAB de CV	80,067	1,325,344
	Grupo Financiero Banorte SAB de CV, Class O	5,816,080	40,371,821

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
*	Grupo Financiero Inbursa SAB de CV, Class O	5,386,903	$11,477,259
*	Grupo Gigante SAB de CV	41,000	49,761
	Grupo Herdez SAB de CV	1,704,446	4,592,183
*	Grupo Hotelero Santa Fe SAB de CV	306,056	58,266
	Grupo Industrial Saltillo SAB de CV	320,237	258,081
	Grupo Mexico SAB de CV	7,525,347	36,733,368
#*	Grupo Pochteca SAB de CV	386,111	111,797
#	Grupo Rotoplas SAB de CV	714,409	614,015
*	Grupo Simec SAB de CV (SIM US), Sponsored ADR	5,555	136,070
*	Grupo Simec SAB de CV (SIMECB MM)	1,299,357	11,411,542
#	Grupo Televisa SAB (TLEVICPO MM)	2,737,347	1,038,295
#	Grupo Televisa SAB (TV US), Sponsored ADR	1,878,081	3,605,916
*Ω	Grupo Traxion SAB de CV	611,596	490,823
*	Industrias CH SAB de CV	1,751,120	14,784,212
#*	Industrias Penoles SAB de CV	633,643	8,986,038
	Kimberly-Clark de Mexico SAB de CV, Class A	5,839,206	8,704,424
	KUO SAB de CV	271,325	582,664
#	La Comer SAB de CV	4,964,097	8,149,724
	Megacable Holdings SAB de CV	4,970,210	9,714,000
*	Minera Frisco SAB de CV, Class A1	5,848,090	973,647
*Ω	Nemak SAB de CV	15,152,868	1,681,865
#*	Ollamani SAB	136,867	237,777
#	Orbia Advance Corp. SAB de CV	6,560,483	4,160,059
	Organizacion Cultiba SAB de CV	194,351	101,199
#	Organizacion Soriana SAB de CV, Class B	3,346,930	4,713,030
*	Promotora de Hoteles Norte 19 SAB De CV	2,213,204	480,621
		Shares	Value»
MEXICO — (Continued)
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	1,241,806	$11,556,910
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	30,873	235,786
#	Qualitas Controladora SAB de CV	953,647	7,940,922
#	Regional SAB de CV	1,985,459	12,942,564
#*	Sitios Latinoamerica SAB de CV	1,445,895	218,398
*	Vista Energy SAB de CV (VIST US), ADR	67,359	3,634,018
*	Vitro SAB de CV	423,513	157,371
	Wal-Mart de Mexico SAB de CV	6,537,662	17,030,354
TOTAL MEXICO			516,706,152
PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	39,716	233,926
	Cia de Minas Buenaventura SAA, ADR	157,251	2,006,523
	Credicorp Ltd.	123,383	22,591,427
*††	Fossal SAA, ADR	18	28
	Intercorp Financial Services, Inc.	7,810	232,582
TOTAL PERU			25,064,486
PHILIPPINES — (0.6%)
*	8990 Holdings, Inc.	697,800	106,659
	A Soriano Corp.	818,000	199,119
	Aboitiz Equity Ventures, Inc.	3,586,290	1,976,969
	Aboitiz Power Corp.	3,950,600	2,697,436
	ACEN Corp.	12,668,967	672,053
*††	ACR Mining Corp.	11,905	0
	Alliance Global Group, Inc.	22,418,794	2,308,168
	Apex Mining Co., Inc.	15,588,000	1,055,900
*	Atlas Consolidated Mining & Development Corp.	4,306,100	290,718
	Ayala Corp.	376,380	3,503,681
	Ayala Land, Inc.	7,478,870	2,845,651

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
*	AyalaLand Logistics Holdings Corp.	4,662,200	$126,015
	Bank of the Philippine Islands	3,967,976	7,904,453
	BDO Unibank, Inc.	6,658,805	15,675,761
*	Belle Corp.	27,703,700	762,500
*	Bloomberry Resorts Corp.	21,929,800	1,285,836
*	Cebu Air, Inc.	1,887,740	936,571
	Century Pacific Food, Inc.	6,289,250	3,947,781
	China Banking Corp.	2,552,090	4,067,801
	COL Financial Group, Inc.	1,671,250	45,938
	Converge Information & Communications Technology Solutions, Inc.	10,154,300	2,774,425
	Cosco Capital, Inc.	15,486,600	1,418,325
	D&L Industries, Inc.	14,064,500	1,442,087
	DigiPlus Interactive Corp.	536,100	246,606
*	DITO CME Holdings Corp.	13,967,900	382,673
	DMCI Holdings, Inc.	26,053,200	4,860,827
	DoubleDragon Corp.	4,336,690	719,692
	East West Banking Corp.	5,848,850	980,888
	Emperador, Inc.	3,708,300	1,019,794
	Filinvest Development Corp.	116,500	9,615
	Filinvest Land, Inc.	66,853,446	812,635
	Filinvest REIT Corp.	16,833,037	901,285
	First Philippine Holdings Corp.	2,595,920	2,599,913
	Ginebra San Miguel, Inc.	20,830	97,242
*	Global Ferronickel Holdings, Inc.	16,720,756	286,540
	Globe Telecom, Inc.	98,444	3,722,588
	GT Capital Holdings, Inc.	474,242	4,013,432
	International Container Terminal Services, Inc.	2,174,422	12,983,417
	JG Summit Holdings, Inc.	5,060,676	1,398,250
	Jollibee Foods Corp.	1,266,257	4,811,837
	Keepers Holdings, Inc.	114,000	4,704
	LT Group, Inc.	13,071,700	2,386,588
	MacroAsia Corp.	1,514,396	133,929
	Manila Electric Co.	450,520	3,453,459
	Manila Water Co., Inc.	9,733,700	4,516,590
		Shares	Value»
PHILIPPINES — (Continued)
*	Megawide Construction Corp.	1,950,270	$79,347
	Megaworld Corp.	56,789,300	1,718,938
	Metropolitan Bank & Trust Co.	5,602,829	6,642,272
Ω	Monde Nissin Corp.	837,500	95,182
	Nickel Asia Corp.	26,122,540	969,676
	Petron Corp.	22,616,000	913,425
	Philcomsat Holdings Corp.	410,333	751,945
	Philex Mining Corp.	7,112,350	396,375
*	Philippine National Bank	2,711,566	1,323,999
	Philippine Seven Corp.	147,690	165,899
	Philippine Stock Exchange, Inc.	84,552	264,778
*††	Philtown Properties, Inc.	16,675	0
*††	Phoenix Petroleum Philippines, Inc.	2,516,870	67,263
#	PLDT, Inc. (PHI US), Sponsored ADR	121,520	2,757,289
	PLDT, Inc. (TEL PM)	98,005	2,242,916
	Puregold Price Club, Inc.	7,598,180	3,213,406
*	PXP Energy Corp.	2,088,200	87,179
	RFM Corp.	6,096,300	413,240
	Rizal Commercial Banking Corp.	2,919,464	1,292,835
	Robinsons Land Corp.	18,076,418	3,887,763
	Robinsons Retail Holdings, Inc.	1,907,120	1,117,289
	San Miguel Corp.	3,402,260	3,799,836
	Security Bank Corp.	2,223,328	2,758,688
	Semirara Mining & Power Corp.	4,759,000	2,819,765
	Shakey's Pizza Asia Ventures, Inc.	366,600	49,340
*	Shell Pilipinas Corp.	1,919,540	219,717
	SM Investments Corp.	158,320	2,109,315
	SM Prime Holdings, Inc.	8,148,290	3,222,406
	SSI Group, Inc.	302,000	15,297
	Synergy Grid & Development Phils, Inc.	2,949,800	533,795
*	Top Frontier Investment Holdings, Inc.	155,417	165,031
	Union Bank of the Philippines	3,664,942	2,158,674
	Universal Robina Corp.	2,812,850	2,925,957

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Vista Land & Lifescapes, Inc.	54,816,800	$1,410,321
	Vistamalls, Inc.	166,800	4,579
	Wilcon Depot, Inc.	6,160,100	884,960
TOTAL PHILIPPINES			157,865,048
POLAND — (1.0%)
*	11 bit studios SA	5,440	258,201
	AB SA	9,101	247,458
#*	Action SA	36,084	184,038
#*	Agora SA	257,788	682,678
	Alior Bank SA	760,657	17,557,426
*Ω	Allegro.eu SA	197,079	1,446,310
	Amica SA	29,857	488,469
#	AmRest Holdings SE	333,086	1,398,045
#	Apator SA	71,204	313,280
#	Arctic Paper SA	132,265	543,409
	ASBISc Enterprises PLC	298,919	1,625,417
#	Asseco Poland SA	262,383	7,614,592
	Asseco South Eastern Europe SA	16,316	192,746
	Auto Partner SA	281,361	1,263,652
	Bank Handlowy w Warszawie SA	148,569	3,580,621
*	Bank Millennium SA	3,118,958	7,952,758
#*	Bank Ochrony Srodowiska SA	121,413	360,917
	Bank Polska Kasa Opieki SA	443,251	17,387,820
	Benefit Systems SA	5,993	4,393,749
#*	Bioton SA	193,900	174,099
	BNPP Bank Polska SA	2,048	44,497
#	Boryszew SA	1,581,311	2,056,197
	Budimex SA	68,912	8,069,132
*	CCC SA	128,810	5,413,957
	CD Projekt SA	65,063	3,364,734
	Celon Pharma SA	49,619	294,600
#*	CI Games SA	878,942	349,550
#*	Cognor Holding SA	736,787	1,177,136
	Cyber Folks SA	24,148	955,513
#*	Cyfrowy Polsat SA	630,511	2,389,568
*	Datawalk SA	1,468	21,561
	Develia SA	1,502,351	2,069,434
#*Ω	Dino Polska SA	80,300	8,883,126
#	Dom Development SA	40,926	2,140,876
*	Echo Investment SA	23,210	24,618
	Elektrotim SA	3,226	34,355
	Enea SA	1,838,839	6,317,021
#	Eurocash SA	481,176	1,016,917
*	Fabryki Mebli Forte SA	103,961	816,867
	Globe Trade Centre SA	254,305	246,404
*	Grenevia SA	986,489	554,106
		Shares	Value»
POLAND — (Continued)
#*	Grupa Azoty SA	345,091	$1,868,973
#	Grupa Kety SA	64,686	12,118,339
#	Grupa Pracuj SA	8,040	110,125
#*Ω	HUUUGE, Inc.	42,466	189,975
#	ING Bank Slaski SA	86,700	6,064,648
	Inter Cars SA	33,725	4,830,256
#*	Jastrzebska Spolka Weglowa SA	526,457	2,992,312
	KGHM Polska Miedz SA	318,362	9,761,638
	KRUK SA	90,279	9,492,475
*	Lentex SA	22,077	38,061
	LPP SA	2,841	11,462,912
#*	Lubawa SA	24,192	33,020
	Lubelski Wegiel Bogdanka SA	87,796	494,144
#*	mBank SA	33,114	5,112,809
#	Mirbud SA	502,567	1,515,471
	Mo-BRUK SA	14,849	1,332,606
#*	Mostostal Zabrze SA	86,076	111,890
	Neuca SA	6,917	1,430,689
	Newag SA	511	6,582
#	Onde SA	5,966	16,958
	Orange Polska SA	2,099,807	4,114,017
#	ORLEN SA	2,069,577	27,289,046
#*	Pepco Group NV	250,521	1,057,670
*	PGE Polska Grupa Energetyczna SA	2,140,408	3,435,038
*	PKP Cargo SA	216,783	831,091
	PlayWay SA	4,449	337,077
#*	Polimex-Mostostal SA	524,213	356,319
	Powszechna Kasa Oszczednosci Bank Polski SA	992,246	16,279,500
	Powszechny Zaklad Ubezpieczen SA	1,304,753	15,998,381
	Santander Bank Polska SA	42,060	5,221,150
*	Selvita SA	15,027	164,734
	Stalexport Autostrady SA	1,082,020	798,561
	Synektik SA	26,992	1,456,167
*	Tauron Polska Energia SA	7,088,100	7,396,355
#*	TEN Square Games SA	3,404	65,367
#	Text SA	64,197	916,131
#	Torpol SA	56,565	490,634
	Unimot SA	10,364	392,164
#	Votum SA	10,633	98,848
	VRG SA	1,259,078	999,508
#	Warsaw Stock Exchange	122,584	1,250,127
	Wawel SA	149	22,285
	Wirtualna Polska Holding SA	32,887	628,741
#Ω	XTB SA	391,137	6,294,290

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
#*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	14,117	$182,675
#*	Zespol Elektrowni Patnow Adamow Konin SA	77,428	323,306
TOTAL POLAND			279,288,919
QATAR — (0.8%)
*	Aamal Co.	11,461,524	2,871,060
	Al Khaleej Takaful Group QSC	1,476,313	980,944
	Al Meera Consumer Goods Co. QSC	601,270	2,402,391
	Al Rayan Bank	12,713,582	8,335,141
	Alijarah Holding Co. QPSC	2,527,464	550,427
	Baladna	6,710,857	2,525,385
	Barwa Real Estate Co.	9,434,275	7,418,040
	Commercial Bank PSQC	5,465,344	6,901,138
*	Dlala Brokerage & Investments Holding Co. QSC	79,702	26,107
	Doha Bank QPSC	13,372,005	7,598,230
	Doha Insurance Co. QSC	675,545	472,546
*	Estithmar Holding QPSC	5,401,842	2,673,338
	Gulf International Services QSC	8,860,165	8,218,315
	Gulf Warehousing Co.	2,851,079	2,470,766
	Industries Qatar QSC	936,261	3,530,265
*	Lesha Bank LLC	7,536,908	2,731,457
	Mannai Corp. QSC	1,070,158	1,079,160
	Mazaya Real Estate Development QPSC	4,010,838	652,181
	Medicare Group	1,414,992	1,783,665
	Mesaieed Petrochemical Holding Co.	6,796,679	2,855,858
	Ooredoo QPSC	3,111,870	11,042,185
	Qatar Aluminum Manufacturing Co.	17,307,410	6,497,456
	Qatar Electricity & Water Co. QSC	1,288,179	5,598,787
	Qatar Fuel QSC	994,215	4,182,462
	Qatar Gas Transport Co. Ltd.	10,993,290	13,004,473
		Shares	Value»
QATAR — (Continued)
	Qatar Industrial Manufacturing Co. QSC	751,179	$539,461
	Qatar Insurance Co. SAQ	3,550,467	2,128,022
	Qatar International Islamic Bank QSC	2,009,687	5,873,520
	Qatar Islamic Bank QPSC	1,687,213	9,544,392
	Qatar Islamic Insurance Group	285,956	695,083
	Qatar National Bank QPSC	13,164,893	60,365,753
	Qatar National Cement Co. QSC	1,477,876	1,604,426
	Qatar Navigation QSC	2,473,630	7,438,556
	QLM Life & Medical Insurance Co. WLL	226,069	127,486
	Salam International Investment Ltd. QSC	7,618,617	1,443,457
	United Development Co. QSC	12,491,757	3,946,112
	Vodafone Qatar QSC	17,306,239	9,794,652
*	Widam Food Co.	525,755	356,251
	Zad Holding Co.	96,610	392,801
TOTAL QATAR			210,651,749
RUSSIA — (0.0%)
*††	Gazprom PJSC (OGZD LI), Sponsored ADR	4,286,740	0
*††	Gazprom PJSC (OGZPY US), Sponsored ADR	226,212	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), GDR	604,713	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	108	0
*††	Mechel PJSC, Sponsored ADR	137,371	0
*††	PhosAgro PJSC	1,846	0
*††	Polyus PJSC (PLZL LI), GDR	30,972	0
*††	RusHydro PJSC (HYDR LI), ADR	4,493,667	0
*††	RusHydro PJSC (RSHYY US), ADR	556	0

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
RUSSIA — (Continued)
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	3,144,384	$0
*††	Severstal PAO (SVJTY US), GDR	1,124	0
*††	Severstal PAO (SVST LI), GDR	284,906	0
*††	VTB Bank PJSC (VTBR LI), GDR	7,638,337	0
SAUDI ARABIA — (3.9%)
	Abdullah Al Othaim Markets Co.	2,979,027	8,497,432
	ACWA Power Co.	110,661	12,066,607
*	Advanced Petrochemical Co.	538,382	4,507,495
	Al Babtain Power & Telecommunication Co.	369,351	4,531,959
	Al Hammadi Holding	430,586	5,061,172
*	Al Hassan Ghazi Ibrahim Shaker Co.	224,179	1,774,007
	Al Jouf Agricultural Development Co.	126,066	1,926,450
*	Al Jouf Cement Co.	461,072	1,475,391
*	Al Khaleej Training & Education Co.	310,280	2,762,543
*	Al Moammar Information Systems Co.	38,754	1,602,430
	Al Rajhi Bank	3,883,026	102,411,478
*	Al Rajhi Co. for Co-operative Insurance	75,017	3,474,373
*	Al Yamamah Steel Industries Co.	222,950	2,362,177
	Alamar Foods	81,430	1,655,325
	Alandalus Property Co.	298,390	1,963,875
	Alaseel Co.	1,542,454	1,725,639
	Al-Dawaa Medical Services Co.	18,396	390,701
	Aldrees Petroleum & Transport Services Co.	311,860	11,808,823
	Al-Etihad Cooperative Insurance Co.	246,718	1,212,170
	Alinma Bank	2,988,217	23,772,517
	AlJazira Takaful Ta'awuni Co.	367,899	1,676,771
*	AlKhorayef Water & Power Technologies Co.	79,039	3,266,296
*	Allianz Saudi Fransi Cooperative Insurance Co.	206,817	904,321
		Shares	Value»
SAUDI ARABIA — (Continued)
	Almarai Co. JSC	1,655,605	$25,985,481
	Almawarid Manpower Co.	2,576	92,677
	Almunajem Foods Co.	102,066	2,672,581
*	Alujain Corp.	242,828	2,414,420
*	Amlak International Finance Co.	80,356	277,881
*	Anaam International Holding Group Co.	283,480	94,409
	Arab National Bank	1,695,357	9,664,674
*	Arabia Insurance Cooperative Co.	46,873	171,707
	Arabian Cement Co.	390,210	2,803,113
Ω	Arabian Centres Co.	737,553	4,171,365
	Arabian Contracting Services Co.	100,069	4,090,881
	Arabian Drilling Co.	114,942	3,249,574
	Arabian Internet & Communications Services Co.	84,760	7,204,976
*	Arabian Pipes Co.	417,020	1,453,423
*	Arabian Shield Cooperative Insurance Co.	208,362	1,159,715
	Arriyadh Development Co.	775,674	7,191,729
*	ARTEX Industrial Investment Co.	244,918	1,026,195
	Astra Industrial Group Co.	227,972	11,420,670
	Ataa Educational Co.	50,258	1,000,452
*	BAAN Holding Group Co.	1,525,313	1,028,086
	Bank AlBilad	1,814,198	19,285,472
*	Bank Al-Jazira	2,800,231	14,056,887
	Banque Saudi Fransi	1,762,232	7,540,120
*	Basic Chemical Industries Ltd.	131,710	1,130,315
	Bawan Co.	295,171	4,571,579
	BinDawood Holding Co.	1,197,598	2,103,908
	Bupa Arabia for Cooperative Insurance Co.	236,964	11,749,435
*	Buruj Cooperative Insurance Co.	11,000	67,572
	Catrion Catering Holding Co.	292,360	10,327,662
*	Chubb Arabia Cooperative Insurance Co.	96,742	1,452,850
	City Cement Co.	570,014	3,141,024
	Co. for Cooperative Insurance	210,906	8,536,982
	Dallah Healthcare Co.	149,879	6,361,084

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Dar Al Arkan Real Estate Development Co.	3,348,052	$14,724,526
	Dr. Sulaiman Al Habib Medical Services Group Co.	225,018	17,528,553
	East Pipes Integrated Co. for Industry	62,288	2,591,938
	Eastern Province Cement Co.	386,154	3,674,699
	Electrical Industries Co.	4,858,252	9,457,069
*	Emaar Economic City	1,510,633	7,312,291
	Etihad Etisalat Co.	2,662,404	41,071,527
	First Milling Co.	13,875	228,323
*	Fitaihi Holding Group	1,173,695	1,442,121
	Gulf Insurance Group	235,145	2,012,222
*	Gulf Union Cooperative Insurance Co.	297,237	1,339,885
*	Herfy Food Services Co.	173,843	1,184,797
	Jamjoom Pharmaceuticals Factory Co.	30,957	1,348,643
	Jarir Marketing Co.	2,283,415	7,800,782
*	Jazan Development & Investment Co.	97,520	345,259
	L'Azurde Co. for Jewelry	194,447	734,899
	Leejam Sports Co. JSC	154,311	7,491,538
*	Liva Insurance Co.	64,273	311,259
*	Malath Cooperative Insurance Co.	85,249	393,687
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	362,068	2,504,922
*	Methanol Chemicals Co.	209,977	927,148
*	Middle East Healthcare Co.	292,858	6,375,630
*	Middle East Paper Co.	291,268	2,952,129
*	Middle East Specialized Cables Co.	170,077	2,048,712
	Mobile Telecommunications Co. Saudi Arabia	5,290,605	14,945,616
	Mouwasat Medical Services Co.	323,938	7,950,789
		Shares	Value»
SAUDI ARABIA — (Continued)
	Nahdi Medical Co.	128,123	$4,028,534
*	Najran Cement Co.	659,158	1,593,508
*	National Agriculture Development Co.	1,104,538	7,536,561
	National Co. for Glass Industries	135,051	2,003,854
	National Co. for Learning & Education	56,736	2,752,814
	National Gas & Industrialization Co.	167,088	4,684,902
*	National Gypsum	111,143	664,913
*	National Industrialization Co.	2,525,742	6,878,838
	National Medical Care Co.	97,572	4,109,720
	Nayifat Finance Co.	206,672	824,057
	Northern Region Cement Co.	756,279	1,941,630
*	Perfect Presentation For Commercial Services Co.	358,052	1,379,734
	Power & Water Utility Co. for Jubail & Yanbu	55,045	753,953
	Qassim Cement Co.	319,958	4,537,466
*	Rabigh Refining & Petrochemical Co.	1,418,806	3,092,247
	Retal Urban Development Co.	1,070,147	4,839,165
	Riyad Bank	3,508,261	27,388,995
	Riyadh Cables Group Co.	100,979	3,814,002
	Riyadh Cement Co.	125,240	1,136,626
	SABIC Agri-Nutrients Co.	743,299	22,787,901
	Sahara International Petrochemical Co.	1,313,196	8,157,826
*	Saudi Arabian Amiantit Co.	108,909	905,381
*	Saudi Arabian Mining Co.	2,037,951	26,437,144
Ω	Saudi Arabian Oil Co.	7,536,168	55,766,371
	Saudi Aramco Base Oil Co.	142,212	4,226,163
	Saudi Automotive Services Co.	283,754	5,541,988
	Saudi Awwal Bank	2,256,591	21,615,024
	Saudi Basic Industries Corp.	1,250,991	22,342,577
	Saudi Cement Co.	546,175	6,304,744
*	Saudi Ceramic Co.	483,377	4,604,731
	Saudi Chemical Co. Holding	2,395,300	6,604,128

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Electricity Co.	1,682,895	$7,633,130
	Saudi Ground Services Co.	101,750	1,459,045
	Saudi Industrial Investment Group	1,130,997	5,286,169
	Saudi Investment Bank	1,535,103	6,177,599
*	Saudi Kayan Petrochemical Co.	3,948,531	7,177,568
*	Saudi Marketing Co.	125,174	776,935
	Saudi National Bank	4,959,856	45,177,685
	Saudi Paper Manufacturing Co.	124,577	2,325,045
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	317,520	2,868,826
*	Saudi Printing & Packaging Co.	131,139	446,131
*	Saudi Public Transport Co.	613,746	3,329,080
*	Saudi Real Estate Co.	873,373	6,250,360
*	Saudi Reinsurance Co.	400,908	6,320,891
*	Saudi Research & Media Group	196,420	13,900,804
	Saudi Steel Pipe Co.	109,845	2,141,446
	Saudi Tadawul Group Holding Co.	64,986	3,643,591
	Saudi Telecom Co.	6,118,051	70,897,465
	Saudia Dairy & Foodstuff Co.	88,424	7,787,327
*	Savola Group	751,456	7,807,941
	Scientific & Medical Equipment House Co.	83,234	1,149,205
*	Seera Group Holding	1,274,414	8,176,602
*	Shams	834,057	208,733
*	SHL Finance Co.	90,392	430,276
*	Sinad Holding Co.	546,281	2,113,705
	Southern Province Cement Co.	370,813	3,355,356
	Sustained Infrastructure Holding Co.	403,393	3,855,550
	Tabuk Cement Co.	296,363	1,104,713
	Taiba Investments Co.	43,882	582,714
*	Takween Advanced Industries Co.	186,431	549,631
	Tanmiah Food Co.	43,126	1,438,211
	Theeb Rent A Car Co.	116,854	2,460,940
*	Umm Al-Qura Cement Co.	306,351	1,615,141
		Shares	Value»
SAUDI ARABIA — (Continued)
	United Electronics Co.	258,641	$6,784,672
	United International Transportation Co.	312,389	7,133,872
	United Wire Factories Co.	104,001	824,574
*	Walaa Cooperative Insurance Co.	567,454	3,723,589
*	Wataniya Insurance Co.	144,628	979,558
	Yamama Cement Co.	795,912	7,975,807
	Yanbu Cement Co.	511,951	3,409,077
	Yanbu National Petrochemical Co.	531,756	5,315,961
	Zahrat Al Waha For Trading Co.	21,611	194,958
*	Zamil Industrial Investment Co.	27,837	256,960
TOTAL SAUDI ARABIA			1,071,330,155
SOUTH AFRICA — (3.1%)
	Absa Group Ltd.	2,977,304	29,533,296
	Adcock Ingram Holdings Ltd.	521,365	1,859,076
	Advtech Ltd.	4,509,029	7,941,458
	AECI Ltd.	921,189	4,087,494
	African Rainbow Minerals Ltd.	846,517	7,293,447
#	Afrimat Ltd.	521,083	1,749,815
#	Alexander Forbes Group Holdings Ltd.	1,456,217	640,295
	Altron Ltd., Class A	390,373	449,891
	Anglo American Platinum Ltd.	179,740	6,305,911
#	Anglogold Ashanti PLC (AU US)	501,755	15,158,019
	Aspen Pharmacare Holdings Ltd.	945,638	9,016,080
	Astral Foods Ltd.	335,750	3,189,138
	AVI Ltd.	2,445,108	12,888,308
	Barloworld Ltd.	1,737,623	9,990,647
	Bid Corp. Ltd.	605,239	15,411,967
	Bidvest Group Ltd.	1,135,276	15,487,039
*	Blue Label Telecoms Ltd.	3,665,341	1,263,471
#*	Brait PLC	12,574,657	1,347,139
	Capitec Bank Holdings Ltd.	131,737	20,975,031
	Cashbuild Ltd.	141,387	1,493,093
	Caxton & CTP Publishers & Printers Ltd.	47,312	30,861
	City Lodge Hotels Ltd.	1,661,297	381,766
#	Clicks Group Ltd.	972,762	18,718,197

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Coronation Fund Managers Ltd.	1,373,008	$2,688,372
#	Curro Holdings Ltd.	713,736	477,908
	DataTec Ltd.	4,025,517	10,637,059
Ω	Dis-Chem Pharmacies Ltd.	2,376,461	4,337,234
	Discovery Ltd.	1,356,200	13,126,893
#	DRDGOLD Ltd. (DRD SJ)	1,480,774	1,507,844
#	DRDGOLD Ltd. (DRD US), Sponsored ADR	56,108	565,008
	Exxaro Resources Ltd.	1,155,929	10,821,014
	Famous Brands Ltd.	462,837	1,468,940
	FirstRand Ltd.	10,280,990	41,828,219
	Foschini Group Ltd.	2,926,995	22,243,049
#	Gold Fields Ltd. (GFI US), Sponsored ADR	2,558,539	43,316,065
	Grindrod Ltd.	4,606,234	3,020,367
	Harmony Gold Mining Co. Ltd. (HAR SJ)	558,196	6,350,902
#	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	3,495,015	39,388,819
	Hudaco Industries Ltd.	251,026	2,721,367
*	Impala Platinum Holdings Ltd.	2,588,237	14,205,970
	Investec Ltd.	1,149,312	7,335,062
	Italtile Ltd.	1,042,431	687,879
	JSE Ltd.	498,375	3,155,455
*	KAP Ltd.	15,460,980	2,239,563
	Kumba Iron Ore Ltd.	222,284	4,616,925
	Lewis Group Ltd.	1,010,427	4,244,072
	Life Healthcare Group Holdings Ltd.	9,452,485	7,966,958
	Merafe Resources Ltd.	9,161,504	725,674
#*	Metair Investments Ltd.	1,692,660	791,681
	Momentum Group Ltd.	13,027,168	20,061,335
	Motus Holdings Ltd.	1,498,600	8,815,143
	Mpact Ltd.	1,397,429	2,104,973
	Mr. Price Group Ltd.	1,669,260	22,252,564
	MTN Group Ltd.	6,973,190	42,773,463
*	MultiChoice Group	1,843,837	10,670,672
*	Nampak Ltd.	1,042	24,954
	Naspers Ltd., Class N	75,500	15,917,676
#	Nedbank Group Ltd.	1,505,651	22,152,180
	NEPI Rockcastle NV	1,494,023	11,261,205
	Netcare Ltd.	9,594,563	7,280,805
	Ninety One Ltd.	1,518,267	2,787,570
		Shares	Value»
SOUTH AFRICA — (Continued)
	Northam Platinum Holdings Ltd.	1,595,287	$10,785,062
	Oceana Group Ltd.	711,632	2,559,374
	Old Mutual Ltd. (OMU SJ)	22,327,535	14,776,717
	Omnia Holdings Ltd.	1,438,685	5,159,235
	OUTsurance Group Ltd.	1,031,771	3,468,203
#Ω	Pepkor Holdings Ltd.	7,627,693	10,512,739
#*	Pick n Pay Stores Ltd.	3,468,363	5,330,561
	PPC Ltd.	9,738,883	2,255,636
	Premier Group Ltd.	7,088	47,959
	PSG Financial Services Ltd.	2,471,233	2,416,448
*	Rainbow Chicken	234,589	47,234
	Raubex Group Ltd.	1,663,249	4,364,120
	RCL Foods Ltd.	234,589	119,142
	Reunert Ltd.	1,369,701	5,016,080
	RFG Holdings Ltd.	538,736	581,344
	Sanlam Ltd.	2,528,768	11,024,840
	Santam Ltd.	282,456	5,542,618
	Sappi Ltd.	5,147,517	13,169,999
	Sasol Ltd. (SOL SJ)	1,226,575	5,689,101
#	Sasol Ltd. (SSL US), Sponsored ADR	508,321	2,389,109
	Shoprite Holdings Ltd.	1,309,526	19,989,065
#*	Sibanye Stillwater Ltd. (SBSW US), ADR	991,853	3,778,961
#*	Sibanye Stillwater Ltd. (SSW SJ)	12,835,213	12,369,081
	Southern Sun Ltd.	1,314,373	587,071
*	SPAR Group Ltd.	1,051,132	7,885,810
#	Spur Corp. Ltd.	559,689	1,036,198
	Stadio Holdings Ltd.	205,049	76,630
	Standard Bank Group Ltd.	2,955,784	34,456,597
	Sun International Ltd.	1,356,422	2,886,551
	Super Group Ltd.	3,515,137	5,328,776
*	Telkom SA SOC Ltd.	2,652,255	4,751,888
	Thungela Resources Ltd. (TGA SJ)	544,444	3,966,161
	Tiger Brands Ltd.	885,593	13,103,477
#*	Transaction Capital Ltd.	2,943,568	354,340
*	Trencor Ltd.	296,670	128,593
	Truworths International Ltd.	2,479,480	11,404,154
	Tsogo Sun Ltd.	2,962,927	1,449,791
	Vodacom Group Ltd.	1,561,780	9,134,375
#	We Buy Cars Holdings Ltd.	696,881	1,518,533
	Wilson Bayly Holmes-Ovcon Ltd.	487,521	5,461,835

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Woolworths Holdings Ltd.	3,676,944	$11,427,911
	Zeda Ltd.	1,938,232	1,287,741
TOTAL SOUTH AFRICA			859,421,338
SOUTH KOREA — (9.3%)
*	3S Korea Co. Ltd.	87,684	109,591
*	ABco Electronics Co. Ltd.	38,148	157,143
	Able C&C Co. Ltd.	14,696	68,153
#*	ABOV Semiconductor Co. Ltd.	18,673	105,755
#*	Abpro Bio Co. Ltd.	780,310	208,565
*	ADTechnology Co. Ltd.	26,899	325,710
#	Advanced Nano Products Co. Ltd.	12,078	543,137
#	Advanced Process Systems Corp.	80,899	914,693
*	Aekyung Chemical Co. Ltd.	108,169	505,672
#	Aekyung Industrial Co. Ltd.	60,080	500,597
*	Agabang&Company	125,984	467,983
#	Ahnlab, Inc.	27,254	1,424,467
*	Air Busan Co. Ltd.	239,673	394,041
	AJ Networks Co. Ltd.	34,375	93,018
*	Ajin Industrial Co. Ltd.	283,426	521,754
	AK Holdings, Inc.	29,430	201,846
*	Alteogen, Inc.	16,372	4,147,770
*	ALUKO Co. Ltd.	460,222	630,002
*	Amicogen, Inc.	89,576	220,835
*	Aminologics Co. Ltd.	122,330	76,452
*	Amo Greentech Co. Ltd.	45,108	176,836
#	Amorepacific Corp.	30,653	2,721,558
#	AMOREPACIFIC Group	86,651	1,433,012
*	Anam Electronics Co. Ltd.	203,014	174,494
#*	Ananti, Inc.	397,485	1,615,463
*	Anapass, Inc.	22,662	306,549
*	Anterogen Co. Ltd.	20,305	308,670
*	Apact Co. Ltd.	33,849	58,817
	Aplus Asset Advisor Co. Ltd.	9,766	27,535
*	Aprogen, Inc.	347,100	185,490
*	APS, Inc.	68,815	221,924
	Asia Cement Co. Ltd.	136,795	989,901
	ASIA Holdings Co. Ltd.	6,687	1,153,719
	Asia Pacific Satellite, Inc.	20,034	191,051
		Shares	Value»
SOUTH KOREA — (Continued)
#	Asia Paper Manufacturing Co. Ltd.	204,961	$1,066,653
*	Asiana Airlines, Inc.	65,155	472,425
*	ASTORY Co. Ltd.	11,969	55,906
*	Atec Co. Ltd.	28,831	511,125
#	Atinum Investment Co. Ltd.	248,531	355,958
*	ATON, Inc.	32,411	138,748
	Avaco Co. Ltd.	36,413	368,991
	Avatec Co. Ltd.	20,074	118,240
	Baiksan Co. Ltd.	100,615	980,410
*	Beno Tnr, Inc.	82,679	102,391
#	BGF Co. Ltd.	229,686	531,227
#	BGF retail Co. Ltd.	33,806	2,404,131
	BGFecomaterials Co. Ltd.	97,022	184,228
#	BH Co. Ltd.	251,024	2,603,310
*	BHI Co. Ltd.	83,532	1,252,780
	Binggrae Co. Ltd.	44,141	2,222,019
	Bio Plus Co. Ltd.	190,704	862,681
*	Biodyne Co. Ltd.	76,846	740,118
*	Bioneer Corp.	39,607	493,588
	BioNote, Inc.	22,257	74,678
*	BioSmart Co. Ltd.	36,164	76,730
	BIT Computer Co. Ltd.	46,256	153,959
#*	BNC Korea Co. Ltd.	152,347	464,564
	BNK Financial Group, Inc.	981,017	8,177,539
	Boditech Med, Inc.	82,425	939,876
*	Bohae Brewery Co. Ltd.	405,514	133,832
*	BoKwang Industry Co. Ltd.	50,641	171,478
	Bookook Securities Co. Ltd.	9,766	184,162
#	Boryung	199,262	1,394,395
*	Bosung Power Technology Co. Ltd.	113,423	231,093
	Brand X Co. Ltd.	77,703	325,792
*	Bubang Co. Ltd.	31,933	39,132
*††	Bucket Studio Co. Ltd.	176,492	26,237
#*	Bukwang Pharmaceutical Co. Ltd.	108,715	348,939
	BYC Co. Ltd.	7,010	141,348
	Byucksan Corp.	320,900	421,613
*	C&C International Co. Ltd.	17,848	428,659
*	C&G Hi Tech Co. Ltd.	17,906	141,782
#*	Cafe24 Corp.	81,934	2,302,711
*	CammSys Corp.	280,722	150,524
*	Cape Industries Ltd.	123,700	605,887
#	Caregen Co. Ltd.	82,862	1,705,692

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Celltrion Pharm, Inc.	30,325	$1,102,161
#	Celltrion, Inc.	173,446	21,316,625
*	Chabiotech Co. Ltd.	60,535	472,639
	Changhae Ethanol Co. Ltd.	22,808	141,741
*	Cheil Worldwide, Inc.	359,176	4,232,849
*	Chemtronics Co. Ltd.	80,307	1,170,412
*	Chemtros Co. Ltd.	49,361	146,751
#	Cheryong Electric Co. Ltd.	60,381	2,286,182
*	ChinHung International, Inc.	235,948	132,745
	Chinyang Holdings Corp.	117,186	251,872
*	Chips&Media, Inc.	41,918	559,960
*	Choil Aluminum Co. Ltd.	265,297	268,762
#*	Chong Kun Dang Pharmaceutical Corp.	46,804	2,773,726
*	Chongkundang Holdings Corp.	19,527	617,889
*	Choong Ang Vaccine Laboratory	20,312	136,170
*††	Chorokbaem Media Co. Ltd.	85,628	59,698
#*	Chunbo Co. Ltd.	7,834	198,229
*	CJ Bioscience, Inc.	9,537	63,557
*	CJ CGV Co. Ltd.	469,443	1,644,130
#	CJ CheilJedang Corp.	50,127	8,310,161
#	CJ Corp.	88,896	5,801,834
*	CJ ENM Co. Ltd.	96,156	3,534,848
	CJ Freshway Corp.	58,587	830,560
	CJ Logistics Corp.	53,942	2,950,445
*	CJ Seafood Corp.	77,976	159,377
*	CKD Bio Corp.	21,707	326,068
#	Classys, Inc.	64,487	2,388,669
*	CLIO Cosmetics Co. Ltd.	21,177	275,045
*	CMG Pharmaceutical Co. Ltd.	291,151	358,932
*	CoAsia Corp.	29,968	79,650
*	Com2uS Holdings Corp.	27,423	582,569
#*	Com2uSCorp	53,640	1,741,621
*	Comtec Systems Co. Ltd.	211,665	77,888
*	ContentreeJoongAng Corp.	22,780	122,428
#	Coocon Corp.	11,877	129,611
*	Coreana Cosmetics Co. Ltd.	51,965	84,047
*	Corentec Co. Ltd.	23,699	107,485
*	Cosmax, Inc.	51,466	5,793,812
*	Cosmecca Korea Co. Ltd.	36,441	1,286,634
		Shares	Value»
SOUTH KOREA — (Continued)
*	CosmoAM&T Co. Ltd.	22,842	$822,706
#*	Cosmochemical Co. Ltd.	58,290	803,959
	Coway Co. Ltd.	35,188	1,861,479
	Cowintech Co. Ltd.	37,899	384,214
	CR Holdings Co. Ltd.	100,156	384,250
#*	Creative & Innovative System	232,499	1,136,271
	Creverse, Inc.	30,096	295,674
*	CrystalGenomics Invites Co. Ltd.	122,602	201,179
*	CS Bearing Co. Ltd.	4,400	19,860
	CS Wind Corp.	76,100	2,176,046
*	CTC BIO, Inc.	33,326	176,756
*	Cube Entertainment, Inc.	24,558	231,335
#	Cuckoo Holdings Co. Ltd.	56,781	885,959
#	Cuckoo Homesys Co. Ltd.	64,255	852,355
*	Cymechs, Inc.	28,914	197,556
*	D&C Media Co. Ltd.	5,785	71,009
	D.I Corp.	104,038	1,199,355
*††	DA Technology Co. Ltd.	544,765	28,494
#	Dae Hwa Pharmaceutical Co. Ltd.	33,963	249,797
*	Dae Hyun Co. Ltd.	84,641	134,482
	Dae Won Kang Up Co. Ltd.	298,330	795,616
*††	Dae Yu Co. Ltd.	20,309	6,024
*	Daea TI Co. Ltd.	144,672	313,317
*	Daebo Magnetic Co. Ltd.	9,206	104,439
	Daebongls Co. Ltd.	29,738	270,010
#*	Daechang Co. Ltd.	277,674	240,008
	Daechang Forging Co. Ltd.	64,910	231,120
	Daedong Corp.	138,130	1,129,545
	Daeduck Co. Ltd.	156,659	733,259
	Daeduck Electronics Co. Ltd.	190,787	2,408,136
	Daehan Flour Mill Co. Ltd.	7,396	643,034
	Daehan New Pharm Co. Ltd.	40,216	196,354
	Daehan Steel Co. Ltd.	88,641	1,009,669
*	Daeho AL Co. Ltd.	12,818	10,187
*	Dae-Il Corp.	175,524	491,748
*	Daejoo Electronic Materials Co. Ltd.	29,084	2,033,066
	Daejung Chemicals & Metals Co. Ltd.	4,361	38,495

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Daeryuk Can Co. Ltd.	73,845	$193,817
#	Daesang Corp.	185,791	2,387,077
	Daesang Holdings Co. Ltd.	126,994	904,598
*	Daesung Energy Co. Ltd.	48,721	271,960
*	Daesung Industrial Co. Ltd.	58,173	127,234
*	Daesung Private Equity, Inc.	23,583	30,677
*	Daewon Cable Co. Ltd.	258,520	636,421
	Daewon Media Co. Ltd.	40,281	242,479
#	Daewon Pharmaceutical Co. Ltd.	108,204	1,085,051
	Daewon San Up Co. Ltd.	82,221	334,595
*	Daewoo Engineering & Construction Co. Ltd.	1,462,884	3,383,079
	Daewoong Co. Ltd.	127,245	1,792,513
#	Daewoong Pharmaceutical Co. Ltd.	24,471	2,301,617
*††	Dahaam E-Tec Co. Ltd.	1,420	0
	Daihan Pharmaceutical Co. Ltd.	36,548	645,663
	Daishin Securities Co. Ltd.	250,641	2,859,674
#*	Danal Co. Ltd.	325,580	699,941
#	Daol Investment & Securities Co. Ltd.	309,984	621,939
#*	Daou Data Corp.	130,651	902,798
	Daou Technology, Inc.	229,886	2,810,725
*	Dasan Networks, Inc.	181,538	441,574
#*	Dawonsys Co. Ltd.	87,087	575,490
	DB Financial Investment Co. Ltd.	254,025	952,374
#	DB HiTek Co. Ltd.	228,736	5,045,622
	DB Insurance Co. Ltd.	288,688	19,208,402
*	DB, Inc.	776,991	648,666
	DCM Corp.	26,523	204,464
*	DE&T Co. Ltd.	6,825	25,973
#*	Dear U Co. Ltd.	22,760	558,919
*	Dentis Co. Ltd.	13,365	57,781
*	Dentium Co. Ltd.	36,685	1,749,421
#	Deutsch Motors, Inc.	148,616	430,766
	Device ENG Co. Ltd.	31,223	253,444
		Shares	Value»
SOUTH KOREA — (Continued)
*	Dexter Studios Co. Ltd.	55,964	$275,800
	DGB Financial Group, Inc.	1,103,589	6,976,632
	DI Dong Il Corp.	92,396	3,154,346
	Digital Daesung Co. Ltd.	111,316	549,684
*	DIO Corp.	27,615	330,223
	DIT Corp.	9,072	105,984
*	DK Tech Co. Ltd.	38,335	189,034
#	DL E&C Co. Ltd.	230,222	4,942,371
#	DL Holdings Co. Ltd.	83,841	1,835,723
*	DMOA Co. Ltd.	11,612	29,363
*	DMS Co. Ltd.	136,081	568,978
#	DN Automotive Corp.	133,804	1,919,776
	DNF Co. Ltd.	12,682	89,058
	Dohwa Engineering Co. Ltd.	77,957	350,414
	Dong-A Hwasung Co. Ltd.	13,769	55,172
	Dong-A Socio Holdings Co. Ltd.	24,344	1,602,679
	Dong-A ST Co. Ltd.	20,390	702,207
	Dong-Ah Geological Engineering Co. Ltd.	4,069	38,746
	Dongbang Transport Logistics Co. Ltd.	343,315	505,105
	Dongbu Corp.	79,852	197,028
	Dongil Industries Co. Ltd.	9,770	267,273
#*	Dongjin Semichem Co. Ltd.	174,976	2,605,677
*	Dongkoo Bio & Pharma Co. Ltd.	86,819	297,311
#*	DongKook Pharmaceutical Co. Ltd.	154,988	1,609,378
	Dongkuk CM Co. Ltd.	97,921	422,798
#	Dongkuk Holdings Co. Ltd.	101,215	504,495
	Dongkuk Industries Co. Ltd.	235,708	689,260
#	Dongkuk Steel Mill Co. Ltd.	211,875	1,288,374
*	Dongkuk Structures & Construction Co. Ltd.	151,387	242,744
	Dongshin Engineering & Construction	999	28,528
#	Dongsuh Cos., Inc.	54,216	864,552
	Dongsung Chemical Co. Ltd.	264,139	706,674
	Dongsung Finetec Co. Ltd.	95,213	1,386,769

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Dongsung Pharmaceutical Co. Ltd.	17,438	$49,851
#*	Dongwha Enterprise Co. Ltd.	56,722	330,263
	Dongwha Pharm Co. Ltd.	142,927	597,171
	Dongwon Development Co. Ltd.	290,298	444,390
#	Dongwon F&B Co. Ltd.	59,370	1,207,554
	Dongwon Metal Co. Ltd.	129,632	162,734
#	Dongwon Systems Corp.	31,909	827,319
	Dongwoon Anatech Co. Ltd.	93,673	1,279,628
	Dongyang E&P, Inc.	47,505	582,025
*	Dongyang Steel Pipe Co. Ltd.	376,193	167,663
	Doosan Bobcat, Inc.	310,166	10,189,424
#	Doosan Co. Ltd.	36,514	7,056,230
*	Doosan Enerbility Co. Ltd.	954,007	15,569,833
#*	Doosan Fuel Cell Co. Ltd.	84,174	939,089
	Doosan Tesna, Inc.	62,085	1,255,140
	DoubleUGames Co. Ltd.	98,692	3,318,408
	Douzone Bizon Co. Ltd.	77,556	3,637,631
*	Dream Security Co. Ltd.	205,854	499,525
*	Dreamtech Co. Ltd.	214,892	1,057,185
*	DRTECH Corp.	86,895	128,860
	DSC Investment, Inc.	19,121	36,751
*	DSK Co. Ltd.	62,900	174,401
	Duck Yang Industry Co. Ltd.	69,669	133,856
#*	Duk San Neolux Co. Ltd.	48,214	910,885
*	Duksan Hi-Metal Co. Ltd.	94,325	249,662
*	Duksan Techopia Co. Ltd.	14,836	347,788
	Dukshinepc Co. Ltd.	47,964	53,933
	Duksung Co. Ltd.	55,282	260,563
	DY Corp.	125,452	340,706
	DY POWER Corp.	54,906	444,451
*	DYPNF Co. Ltd.	4,585	37,185
*††	E Investment&Development Co. Ltd.	198,639	35,681
*	Easy Bio, Inc.	77,288	264,584
		Shares	Value»
SOUTH KOREA — (Continued)
*	Easy Holdings Co. Ltd.	269,485	$496,019
#*	Echo Marketing, Inc.	87,351	586,949
	Ecoplastic Corp.	250,209	411,300
#*	Ecopro BM Co. Ltd.	58,627	5,232,843
*	Ecopro Co. Ltd.	74,817	3,111,189
#	Ecopro HN Co. Ltd.	53,161	1,102,644
*	e-Credible Co. Ltd.	17,635	156,042
*††	Ehwa Technologies Information Co. Ltd.	397,669	46,253
	Elensys Co. Ltd.	618	2,443
*	Elentec Co. Ltd.	114,585	371,122
	E-MART, Inc.	63,259	2,796,835
*	EMKOREA Co. Ltd.	119,651	184,720
*	EMRO, Inc.	22,884	1,090,648
#*	EM-Tech Co. Ltd.	55,505	973,677
*	Enchem Co. Ltd.	8,658	768,547
	ENF Technology Co. Ltd.	86,961	1,148,108
*	Envioneer Co. Ltd.	3,584	40,397
*	Enzychem Lifesciences Corp.	417,172	437,037
	Eo Technics Co. Ltd.	12,201	1,185,913
*††	E-TRON Co. Ltd.	1,461,912	37,730
*	Eubiologics Co. Ltd.	113,999	972,559
#	Eugene Corp.	341,655	773,129
	Eugene Investment & Securities Co. Ltd.	501,163	826,701
	Eugene Technology Co. Ltd.	39,552	994,366
	Eusu Holdings Co. Ltd.	87,518	319,231
*	Eutilex Co. Ltd.	23,781	29,499
*	EV Advanced Material Co. Ltd.	191,748	238,759
*	Everybot, Inc.	8,856	110,289
*	E-World	207,599	205,104
*	Exem Co. Ltd.	146,942	204,575
	Exicon Co. Ltd.	27,968	240,941
*	Eyegene, Inc.	18,179	32,330
#	F&F Co. Ltd.	72,285	3,180,937
	F&F Holdings Co. Ltd.	18,853	153,554
*	FarmStory Co. Ltd.	430,884	353,532
#	Fila Holdings Corp.	202,601	5,454,832
*	Fine M-Tec Co. Ltd.	109,556	374,537
#	Fine Semitech Corp.	41,746	505,827
*	Firstec Co. Ltd.	71,326	149,216
*††	Flask Co. Ltd.	108,978	22,201
#*	Foosung Co. Ltd.	235,291	815,421
*	FSN Co. Ltd.	14,926	18,653
	Fursys, Inc.	12,961	367,815
*	Gabia, Inc.	59,622	658,208
*	GAEASOFT	75,266	407,719
	Galaxia Moneytree Co. Ltd.	46,249	253,180

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	GAMSUNG Corp. Co. Ltd.	366,207	$775,119
*	Gaon Cable Co. Ltd.	24,046	992,094
#*	GC Cell Corp.	43,621	659,394
*	GeneOne Life Science, Inc.	251,123	367,450
*	Genexine, Inc.	122,611	389,804
*	Genic Co. Ltd.	114	1,628
*	Genie Music Corp.	45,467	63,683
*	Genohco, Inc.	6,154	62,921
	Genoray Co. Ltd.	26,427	101,354
*	Geolit Energy Co. Ltd.	27,379	24,687
	Geumhwa PSC Co. Ltd.	18,278	315,337
*	Giantstep, Inc.	21,854	88,869
	Global Standard Technology Co. Ltd.	137,330	1,679,822
*	Global Tax Free Co. Ltd.	179,595	484,353
*	GnBS eco Co. Ltd.	47,519	123,678
	GnCenergy Co. Ltd.	26,203	222,823
#	GOLFZON Co. Ltd.	36,421	1,503,758
	Golfzon Newdin Holdings Co. Ltd.	143,364	337,328
	Gradiant Corp.	63,716	504,595
#	Grand Korea Leisure Co. Ltd.	173,835	1,414,960
*	Green Cross Corp.	25,112	2,371,204
#*	Green Cross Holdings Corp.	130,107	1,303,339
*	Green Cross Wellbeing Corp.	33,306	199,164
*††	Green Pine Tree Co. Ltd.	5,152	667
*	Green Plus Co. Ltd.	2,265	11,984
*	GS Engineering & Construction Corp.	425,191	5,032,758
	GS Global Corp.	352,482	640,968
	GS Holdings Corp. (078930 KS)	317,120	8,366,474
*	GS P&L Co. Ltd.	48,714	644,379
	GS Retail Co. Ltd.	205,379	2,157,010
	Gwangju Shinsegae Co. Ltd.	22,418	448,774
	HAESUNG DS Co. Ltd.	90,361	1,539,794
	Haesung Industrial Co. Ltd.	92,771	371,135
	Haitai Confectionery & Foods Co. Ltd.	19,051	76,146
	Han Kuk Carbon Co. Ltd.	166,710	1,584,800
	Hana Financial Group, Inc.	1,067,174	44,170,887
#*	Hana Materials, Inc.	44,278	742,105
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Hana Micron, Inc.	305,097	$2,124,271
*	Hana Pharm Co. Ltd.	35,519	250,209
*	Hana Technology Co. Ltd.	7,500	107,866
#	Hana Tour Service, Inc.	64,337	2,468,837
*	Hanall Biopharma Co. Ltd.	20,039	556,576
#*	Hancom, Inc.	96,877	1,589,434
	Handok, Inc.	61,525	497,474
	Handsome Co. Ltd.	91,613	927,390
#	Hanil Cement Co. Ltd.	167,873	1,771,384
	Hanil Feed Co. Ltd.	144,738	361,169
	Hanil Holdings Co. Ltd.	90,780	879,370
	Hanil Hyundai Cement Co. Ltd.	21,396	204,577
	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	21,557	51,904
#	Hanjin Kal Corp.	12,473	717,516
	Hanjin Transportation Co. Ltd.	64,066	852,977
*	Hankook Cosmetics Co. Ltd.	16,871	71,723
	Hankook Cosmetics Manufacturing Co. Ltd.	1,835	57,905
	Hankook Shell Oil Co. Ltd.	3,654	792,993
	Hankook Tire & Technology Co. Ltd.	400,532	11,237,353
#	Hanmi Pharm Co. Ltd.	22,090	3,690,040
	Hanmi Science Co. Ltd.	34,522	655,237
	Hanmi Semiconductor Co. Ltd.	101,565	7,786,694
#	HanmiGlobal Co. Ltd.	60,307	724,285
	Hannong Chemicals, Inc.	23,594	220,899
#	Hanon Systems	747,650	2,188,084
*	Hans Biomed Corp.	1,182	7,089
	Hansae Co. Ltd.	112,613	1,014,019
	Hansae Yes24 Holdings Co. Ltd.	38,483	100,949
	Hanshin Construction Co. Ltd.	32,542	137,723
	Hanshin Machinery Co.	74,173	167,279

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hansol Chemical Co. Ltd.	43,603	$2,761,021
	Hansol Holdings Co. Ltd.	240,322	387,494
*	Hansol HomeDeco Co. Ltd.	370,686	255,926
*	Hansol IONES Co. Ltd.	63,983	272,188
	Hansol Paper Co. Ltd.	136,108	793,396
	Hansol Technics Co. Ltd.	228,101	611,062
#	Hanssem Co. Ltd.	22,127	711,689
*	Hansung Cleantech Co. Ltd.	61,437	68,814
	Hanwha Aerospace Co. Ltd.	64,442	17,656,221
	Hanwha Corp.	21,919	457,990
*	Hanwha Engine	138,493	2,162,932
*	Hanwha Galleria Corp.	17,929	14,701
	Hanwha General Insurance Co. Ltd.	273,760	763,110
*	Hanwha Investment & Securities Co. Ltd.	643,006	1,582,929
	Hanwha Life Insurance Co. Ltd.	1,637,750	2,798,697
*	Hanwha Ocean Co. Ltd.	47,577	1,859,807
	Hanwha Solutions Corp.	368,883	4,974,283
#	Hanwha Systems Co. Ltd.	150,787	2,602,550
*	Hanwha Vision Co. Ltd.	103,125	2,266,569
*	Hanyang Digitech Co. Ltd.	28,484	182,934
	Hanyang Eng Co. Ltd.	91,976	1,034,099
*	Hanyang Securities Co. Ltd.	53,559	439,239
*	Harim Co. Ltd.	531,512	1,065,159
#	Harim Holdings Co. Ltd.	394,266	1,475,724
*	HB SOLUTION Co. Ltd.	155,386	302,476
*	HB Technology Co. Ltd.	383,129	637,090
	HD Hyundai Co. Ltd.	227,855	12,961,260
	HD Hyundai Construction Equipment Co. Ltd.	93,006	4,235,750
	HD Hyundai Electric Co. Ltd.	58,843	16,440,911
		Shares	Value»
SOUTH KOREA — (Continued)
*	HD Hyundai Energy Solutions Co. Ltd.	22,338	$370,720
*	HD Hyundai Heavy Industries Co. Ltd.	11,514	2,448,875
#	HD Hyundai Infracore Co. Ltd.	1,212,733	6,102,182
*	HD Hyundai Mipo	17,859	1,517,930
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	76,925	12,192,802
	HDC Holdings Co. Ltd.	176,861	1,516,185
#	HDC Hyundai Development Co-Engineering & Construction	270,824	3,081,275
	HDC Hyundai Engineering Plastics Co. Ltd.	50,160	119,028
	HDCLabs Co. Ltd.	14,935	83,470
*	HD-Hyundai Marine Engine	59,796	1,144,864
*	Hecto Financial Co. Ltd.	17,733	170,494
#*	Hecto Innovation Co. Ltd.	52,220	422,791
#*	Helixmith Co. Ltd.	133,968	238,495
*	Heung-A Shipping Co. Ltd.	259,566	320,309
*	Heungkuk Fire & Marine Insurance Co. Ltd.	17,620	39,345
#	HFR, Inc.	28,334	423,950
*	Hironic Co. Ltd.	11,686	50,383
#	Hite Jinro Co. Ltd.	220,494	2,884,252
	Hitejinro Holdings Co. Ltd.	51,470	319,583
*	HJ Shipbuilding & Construction Co. Ltd.	75,838	317,686
#	HK inno N Corp.	89,143	2,170,301
*	HL D&I Halla Corp.	137,257	208,590
	HL Holdings Corp.	43,264	1,023,514
	HL Mando Co. Ltd.	295,489	8,992,800
*	HLB Biostep Co. Ltd.	84,267	134,766
#*	HLB Life Science Co. Ltd.	150,376	1,096,142
*	Hlb Pharma Ceutical Co. Ltd.	3,903	69,482
*	HLB, Inc.	34,349	1,893,248
#	HMM Co. Ltd.	785,319	10,236,167
*	Home Center Holdings Co. Ltd.	540,380	337,744
*	Homecast Co. Ltd.	83,864	122,025
#	Hotel Shilla Co. Ltd.	106,277	2,789,051

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	HS Hwasung Co. Ltd.	50,409	$335,604
#	HS Hyosung Advanced Materials Corp.	16,158	1,947,290
#*	HS Hyosung Corp.	10,006	197,407
	HS Industries Co. Ltd.	275,545	907,984
#*	Hugel, Inc.	18,915	3,072,720
#*	Humasis Co. Ltd.	100,082	116,741
	Humedix Co. Ltd.	34,240	787,099
	Huons Co. Ltd.	49,802	855,090
	Huons Global Co. Ltd.	52,312	1,257,451
	Husteel Co. Ltd.	236,855	721,907
*	Huvis Corp.	129,579	226,600
	Huvitz Co. Ltd.	53,082	276,900
	Hwa Shin Co. Ltd.	171,450	854,046
#*	Hwail Pharm Co. Ltd.	211,966	178,433
	Hwangkum Steel & Technology Co. Ltd.	67,513	229,200
#	Hwaseung Enterprise Co. Ltd.	75,457	551,602
	HYBE Co. Ltd.	32,752	5,054,703
*	Hydro Lithium, Inc.	52,981	65,682
*	Hy-Lok Corp.	63,254	1,241,042
#	Hyosung Corp.	44,956	1,408,757
	Hyosung Heavy Industries Corp.	27,480	8,429,471
	Hyosung TNC Corp.	22,897	3,503,698
	HyosungITX Co. Ltd.	9,080	74,413
	Hyundai Autoever Corp.	18,524	1,809,715
	Hyundai Bioland Co. Ltd.	84,816	267,501
*	Hyundai BNG Steel Co. Ltd.	75,464	646,227
#	HYUNDAI Corp.	57,954	780,950
#	Hyundai Corp. Holdings, Inc.	28,838	203,456
#	Hyundai Department Store Co. Ltd.	111,597	3,856,951
#	Hyundai Elevator Co. Ltd.	103,366	3,759,222
	Hyundai Engineering & Construction Co. Ltd.	269,019	5,726,920
	HYUNDAI EVERDIGM Corp.	8,126	48,658
	Hyundai Ezwel Co. Ltd.	36,568	122,870
	Hyundai Futurenet Co. Ltd.	184,793	425,077
	Hyundai GF Holdings	338,856	1,134,526
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Glovis Co. Ltd.	193,833	$19,801,698
	Hyundai Green Food	72,567	697,510
	Hyundai Home Shopping Network Corp.	19,864	660,651
*	Hyundai Livart Furniture Co. Ltd.	86,464	445,333
#	Hyundai Marine & Fire Insurance Co. Ltd.	395,841	6,718,298
	Hyundai Mobis Co. Ltd.	103,028	18,591,977
	Hyundai Motor Co.	509,049	71,648,158
	Hyundai Motor Securities Co. Ltd.	134,769	610,748
	Hyundai Movex Co. Ltd.	67,760	186,483
	Hyundai Pharmaceutical Co. Ltd.	45,478	106,273
	Hyundai Rotem Co. Ltd.	236,944	9,594,227
#	Hyundai Steel Co.	291,064	4,613,620
#	Hyundai Wia Corp.	131,464	3,507,893
#	HyVision System, Inc.	92,185	1,082,883
#*	i3system, Inc.	23,713	747,142
*	iA, Inc.	845,469	147,209
*	ICD Co. Ltd.	50,325	208,704
*	Icure Pharm, Inc.	87,399	102,025
	iFamilySC Co. Ltd.	60,342	1,016,864
*	Il Dong Pharmaceutical Co. Ltd.	9,108	70,102
*	Iljin Diamond Co. Ltd.	23,010	174,462
*	Iljin Electric Co. Ltd.	66,207	1,471,195
*	Iljin Holdings Co. Ltd.	107,525	285,314
*	Iljin Hysolus Co. Ltd.	15,390	166,317
#	Iljin Power Co. Ltd.	37,216	238,774
	Ilshin Spinning Co. Ltd.	105,444	591,241
*	Ilshin Stone Co. Ltd.	114,355	173,100
	Ilyang Pharmaceutical Co. Ltd.	72,748	558,669
	iMarketKorea, Inc.	131,896	710,034
	InBody Co. Ltd.	69,008	1,143,769
	Incross Co. Ltd.	12,613	62,237
	Industrial Bank of Korea	1,126,072	11,995,892
*	Infinitt Healthcare Co. Ltd.	30,313	87,904
	Innocean Worldwide, Inc.	162,775	2,064,484

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	InnoWireless Co. Ltd.	24,004	$375,009
	Innox Advanced Materials Co. Ltd.	112,236	2,079,158
#*	Insun ENT Co. Ltd.	121,913	458,438
*	Insung Information Co. Ltd.	41,830	53,055
	Intellian Technologies, Inc.	17,587	478,483
	Intelligent Digital Integrated Security Co. Ltd.	34,058	349,314
*	Interflex Co. Ltd.	84,263	527,598
††	Interojo Co. Ltd.	36,557	234,941
#	INTOPS Co. Ltd.	96,905	1,431,440
#	iNtRON Biotechnology, Inc.	57,427	224,027
#	Inzi Controls Co. Ltd.	65,330	255,353
#	IS Dongseo Co. Ltd.	119,423	1,583,872
	ISC Co. Ltd.	30,490	1,389,507
	i-SENS, Inc.	59,097	730,638
*	ISU Abxis Co. Ltd.	37,587	114,716
*	ISU Chemical Co. Ltd.	53,611	234,560
*	ISU Specialty Chemical	64,675	1,449,895
	IsuPetasys Co. Ltd.	221,987	5,808,676
*	ITCEN Co. Ltd.	43,295	145,474
*	ITEK, Inc.	97,485	363,182
#*	ITM Semiconductor Co. Ltd.	17,741	155,422
*	Jaeyoung Solutec Co. Ltd.	173,969	77,444
*	Jahwa Electronics Co. Ltd.	112,625	1,190,303
	JASTECH Ltd.	33,641	116,497
#	JB Financial Group Co. Ltd.	878,584	11,910,990
	JC Chemical Co. Ltd.	65,693	162,219
	Jeil Pharmaceutical Co. Ltd.	15,455	121,866
*	Jeju Air Co. Ltd.	191,998	971,832
*	Jeju Semiconductor Corp.	131,007	1,248,358
*	Jin Air Co. Ltd.	72,114	495,588
	Jinsung T.E.C.	85,358	555,724
	JLS Co. Ltd.	54,560	216,934
*	JNK Global Co. Ltd.	96,973	241,926
*	JNTC Co. Ltd.	94,753	1,414,354
*	JoyCity Corp.	135,346	142,463
	Jusung Engineering Co. Ltd.	145,037	3,122,364
	JVM Co. Ltd.	33,800	487,740
	JW Holdings Corp.	202,318	424,060
#	JW Life Science Corp.	59,213	427,380
		Shares	Value»
SOUTH KOREA — (Continued)
	JW Pharmaceutical Corp.	76,310	$1,223,056
*	JW Shinyak Corp.	29,053	31,734
	JYP Entertainment Corp.	118,919	6,113,441
	K Car Co. Ltd.	16,437	150,383
	K Ensol Co. Ltd.	39,040	352,649
	Kakao Corp.	180,498	4,738,922
*	Kakao Games Corp.	103,836	1,153,970
	KakaoBank Corp.	174,981	2,536,346
#*	Kakaopay Corp.	15,900	293,422
*††	Kanglim Co. Ltd.	11,133	43,444
	Kangnam Jevisco Co. Ltd.	24,262	431,407
*	Kangstem Biotech Co. Ltd.	44,372	60,781
*	Kangwon Energy Co. Ltd.	41,085	252,540
#	Kangwon Land, Inc.	251,582	2,893,862
	KAON Group Co. Ltd.	89,293	183,076
	KB Financial Group, Inc. (105560 KS)	1,155,887	72,417,800
#	KB Financial Group, Inc. (KB US), ADR	367,901	22,982,775
	KC Co. Ltd.	56,156	616,261
	KC Tech Co. Ltd.	61,782	1,278,025
#	KCC Corp.	21,338	3,627,858
	KCC Glass Corp.	81,256	2,007,292
	KCTC	184,567	479,138
	KEC Corp.	977,054	542,162
*	Kencoa Aerospace Co.	17,218	176,294
#	KEPCO Engineering & Construction Co., Inc.	15,535	732,280
#	KEPCO Plant Service & Engineering Co. Ltd.	158,064	5,033,004
*	KEYEAST Co. Ltd.	39,205	113,288
	KG Chemical Corp.	308,374	786,497
#	KG Dongbusteel	251,517	1,021,674
	KG Eco Solution Co. Ltd.	232,913	790,791
*	KG Mobility Co.	365,300	936,741
#	Kginicis Co. Ltd.	141,433	834,667
	KGMobilians Co. Ltd.	139,453	431,820
#	KH Vatec Co. Ltd.	170,209	1,167,850
	Kia Corp.	1,141,175	79,628,713
*	Kib Plug Energy	1,448,610	513,444
*	KidariStudio, Inc.	72,255	152,403
	KINX, Inc.	15,242	759,044
#*	KISCO Corp.	102,472	556,603
*	KISCO Holdings Co. Ltd.	50,038	638,642
	KISWIRE Ltd.	72,383	898,581

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	KIWOOM Securities Co. Ltd.	85,133	$7,297,817
*	KL-Net Corp.	101,819	177,738
#*	KMW Co. Ltd.	45,897	301,782
*	KNJ Co. Ltd.	26,799	255,918
*	KoBioLabs, Inc.	16,039	53,568
#	Koh Young Technology, Inc.	168,805	1,885,453
#	Kolmar BNH Co. Ltd.	39,068	334,150
	Kolmar Holdings Co. Ltd.	100,765	470,797
#	Kolmar Korea Co. Ltd.	84,600	3,502,078
*	Kolon Corp.	44,406	428,723
*	Kolon Enp, Inc.	90,769	329,583
#*	Kolon Industries, Inc.	136,718	2,625,693
*	Kolon Life Science, Inc.	8,953	135,690
	Komelon Corp.	7,669	57,872
*	KoMiCo Ltd.	10,969	283,075
*	Komipharm International Co. Ltd.	3,938	10,584
#	KONA I Co. Ltd.	37,585	559,272
#	Korea Aerospace Industries Ltd.	198,295	7,244,090
	Korea Airport Service Co. Ltd.	2,258	81,509
	Korea Alcohol Industrial Co. Ltd.	98,432	573,183
	Korea Asset In Trust Co. Ltd.	448,050	856,226
#	Korea Cast Iron Pipe Industries Co. Ltd.	75,926	319,225
*	Korea Circuit Co. Ltd.	79,345	554,148
*	Korea District Heating Corp.	10,906	316,172
*	Korea Electric Power Corp. (015760 KS)	221,269	3,193,412
#*	Korea Electric Power Corp. (KEP US), Sponsored ADR	326,264	2,365,414
	Korea Electric Terminal Co. Ltd.	49,887	2,690,537
	Korea Electronic Certification Authority, Inc.	42,687	91,023
	Korea Electronic Power Industrial Development Co. Ltd.	74,156	607,187
	Korea Export Packaging Industrial Co. Ltd.	92,420	182,590
	Korea Fuel-Tech Corp.	173,033	574,600
		Shares	Value»
SOUTH KOREA — (Continued)
*	Korea Gas Corp.	89,854	$2,104,733
#*	Korea Information & Communications Co. Ltd.	82,471	453,206
	Korea Information Certificate Authority, Inc.	94,023	298,855
	Korea Investment Holdings Co. Ltd.	184,512	10,033,505
*	Korea Line Corp.	1,633,092	1,896,000
#	Korea Movenex Co. Ltd.	142,550	584,705
#	Korea Petrochemical Ind Co. Ltd.	28,152	1,758,944
	Korea Petroleum Industries Co.	55,291	486,870
	Korea Ratings Corp.	5,444	341,587
*	Korea Real Estate Investment & Trust Co. Ltd.	1,221,498	837,664
#	Korea United Pharm, Inc.	71,775	881,157
	Korean Air Lines Co. Ltd.	903,435	15,337,747
	Korean Reinsurance Co.	1,176,327	6,657,365
	Kortek Corp.	64,017	353,858
	Koryo Credit Information Co. Ltd.	9,684	64,348
*	KOSES Co. Ltd.	31,392	147,487
*	KPS Corp.	21,250	97,172
	KPX Chemical Co. Ltd.	14,895	434,773
*	Krafton, Inc.	63,806	15,897,608
	KSS LINE Ltd.	155,015	904,389
*	Kt alpha Co. Ltd.	79,357	190,639
	KT Corp. (030200 KS)	35,348	1,160,330
#	KT Corp. (KT US), Sponsored ADR	199,398	3,455,567
	KT Skylife Co. Ltd.	196,016	587,499
#	KT&G Corp.	260,243	19,735,148
	KTCS Corp.	236,202	463,002
	Ktis Corp.	14,705	27,673
	Kukbo Design Co. Ltd.	14,650	178,266
	Kukdong Oil & Chemicals Co. Ltd.	164,357	387,127
*††	Kuk-il Paper Manufacturing Co. Ltd.	231,940	23,944
*	Kukje Pharma Co. Ltd.	30,774	103,830

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Kukjeon Pharmaceutical Co. Ltd.	32,907	$80,036
*	Kum Yang Co. Ltd.	21,810	268,482
#*	Kumho HT, Inc.	895,534	433,514
	Kumho Petrochemical Co. Ltd.	91,806	6,642,582
*	Kumho Tire Co., Inc.	742,859	2,674,867
*	KUMHOE&C Co. Ltd.	140,791	238,987
	Kumkang Kind Co. Ltd.	142,077	394,914
	Kwang Dong Pharmaceutical Co. Ltd.	257,422	965,662
	Kwang Myung Electric Co. Ltd.	123,536	128,860
	KX Innovation Co. Ltd.	119,777	238,281
*	Kyeryong Construction Industrial Co. Ltd.	55,964	475,568
	Kyobo Securities Co. Ltd.	131,380	491,007
	Kyochon F&B Co. Ltd.	83,242	279,882
*	Kyongbo Pharmaceutical Co. Ltd.	49,856	231,145
	Kyung Dong Navien Co. Ltd.	46,869	2,605,812
	Kyungbang Co. Ltd.	84,291	362,811
	KyungDong City Gas Co. Ltd.	16,222	195,933
*	KyungDong Invest Co. Ltd.	3,317	143,178
	Kyungdong Pharm Co. Ltd.	101,244	410,284
	Kyung-In Synthetic Corp.	230,094	445,315
	L&C Bio Co. Ltd.	33,179	522,063
#*	L&F Co. Ltd.	21,466	1,288,842
*	L&K Biomed Co. Ltd.	32,116	157,653
*	LabGenomics Co. Ltd.	346,208	662,160
#*	Lake Materials Co. Ltd.	207,003	1,632,092
*	LB Semicon, Inc.	269,897	712,830
	LEADCORP, Inc.	107,465	285,850
	Lee Ku Industrial Co. Ltd.	161,966	457,865
#	LEENO Industrial, Inc.	38,979	5,690,575
	LF Corp.	121,092	1,357,516
	LG Chem Ltd.	153,174	24,842,605
	LG Corp.	190,776	9,779,955
		Shares	Value»
SOUTH KOREA — (Continued)
*	LG Display Co. Ltd. (034220 KS)	1,621,834	$10,264,276
#*	LG Display Co. Ltd. (LPL US), ADR	345,392	1,115,616
	LG Electronics, Inc.	564,673	32,534,188
#*	LG Energy Solution Ltd.	26,106	6,284,882
#	LG H&H Co. Ltd.	32,469	6,828,281
	LG HelloVision Co. Ltd.	436,983	728,810
	LG Innotek Co. Ltd.	82,150	8,341,334
	LG Uplus Corp.	1,385,832	9,549,220
#	LIG Nex1 Co. Ltd.	54,930	8,520,086
#*	LigaChem Biosciences, Inc.	11,749	1,013,675
	LOT Vacuum Co. Ltd.	77,667	472,746
#	Lotte Chemical Corp.	58,104	2,263,713
#	Lotte Chilsung Beverage Co. Ltd.	36,379	2,584,912
	Lotte Corp.	115,798	1,655,378
*	Lotte Data Communication Co.	42,531	568,728
#	Lotte Energy Materials Corp.	75,802	1,139,670
#	LOTTE Fine Chemical Co. Ltd.	114,042	3,107,980
#	LOTTE Himart Co. Ltd.	64,713	332,648
*	Lotte Non-Life Insurance Co. Ltd.	512,705	689,806
	Lotte Rental Co. Ltd.	87,004	1,697,383
	Lotte Shopping Co. Ltd.	54,563	2,019,947
#	Lotte Wellfood Co. Ltd.	20,566	1,450,130
	LS Corp.	90,805	7,358,377
*	LS Eco Energy Ltd.	52,587	1,631,370
	LS Electric Co. Ltd.	65,927	10,414,309
*	LS Marine Solution Co. Ltd.	43,801	504,724
	LS SECURITIES Co. Ltd.	62,443	171,219
	LTC Co. Ltd.	4,114	27,338
*	LVMC Holdings	624,297	713,045
#	LX Hausys Ltd.	55,637	1,180,682
	LX Holdings Corp.	324,923	1,522,509
#	LX International Corp.	280,471	4,796,234
#	LX Semicon Co. Ltd.	86,327	3,344,048
	M.I.Tech Co. Ltd.	58,649	301,244
*	M2N Co. Ltd.	82,266	103,486
#	Macquarie Korea Infrastructure Fund	1,173,738	8,476,293
#	Macrogen, Inc.	25,991	290,313

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Maeil Dairies Co. Ltd.	32,710	$743,953
*	MAKUS, Inc.	46,169	285,217
*	Manho Rope & Wire Ltd.	1,263	21,873
*	Manyo Co. Ltd.	2,838	33,462
#	Mcnex Co. Ltd.	108,576	1,715,708
*	MDS Tech, Inc.	237,059	200,662
*	ME2ON Co. Ltd.	54,098	68,437
	Mediana Co. Ltd.	69,300	221,839
*	Medipost Co. Ltd.	57,041	436,134
	Medytox, Inc.	14,180	1,148,128
*	Meerecompany, Inc.	17,727	299,946
*	MegaStudy Co. Ltd.	52,410	384,729
#*	MegaStudyEdu Co. Ltd.	64,720	1,733,326
#	Meritz Financial Group, Inc.	495,048	38,723,219
	META BIOMED Co. Ltd.	84,378	236,126
	Mgame Corp.	157,466	554,804
	Mi Chang Oil Industrial Co. Ltd.	3,141	193,376
*	MiCo Ltd.	171,010	1,045,626
*	Micro Digital Co. Ltd.	32,923	252,780
*	Mirae Asset Life Insurance Co. Ltd.	429,498	1,498,344
	Mirae Asset Securities Co. Ltd.	1,114,579	6,426,783
*	Mirae Asset Venture Investment Co. Ltd.	69,620	225,970
*	Mirae Corp.	43,715	23,414
	Miwon Chemicals Co. Ltd.	1,485	79,686
#	Miwon Commercial Co. Ltd.	7,025	822,641
*	Miwon Holdings Co. Ltd.	1,831	93,711
	Miwon Specialty Chemical Co. Ltd.	9,336	866,063
*	MK Electron Co. Ltd.	127,839	777,774
#	MNTech Co. Ltd.	67,349	363,238
*	Mobase Electronics Co. Ltd.	269,549	259,203
#	Modetour Network, Inc.	30,425	200,572
	Monalisa Co. Ltd.	12,400	25,374
*	MONAYONGPYONG	182,248	507,863
	Moorim P&P Co. Ltd.	165,964	304,834
	Moorim Paper Co. Ltd.	164,248	230,533
#	Motonic Corp.	52,087	301,937
	Motrex Co. Ltd.	103,725	750,164
*	mPlus Corp.	28,776	143,673
	MS Autotech Co. Ltd.	33,630	57,138
	Muhak Co. Ltd.	8,058	34,218
		Shares	Value»
SOUTH KOREA — (Continued)
	Multicampus Co. Ltd.	17,032	$341,656
*††	M-venture Investment, Inc.	79,463	18,868
#	Myoung Shin Industrial Co. Ltd.	209,735	1,566,046
*	Naintech Co. Ltd.	41,998	52,208
	Namhae Chemical Corp.	136,929	602,614
*	Namsun Aluminum Co. Ltd.	599,773	595,911
*	Namuga Co. Ltd.	61,293	538,420
	Namyang Dairy Products Co. Ltd.	20,036	913,594
*	NanoenTek, Inc.	12,813	31,417
#	Nasmedia Co. Ltd.	22,208	212,674
*	Nature & Environment Co. Ltd.	181,614	73,998
#	Nature Holdings Co. Ltd.	74,736	476,903
#	NAVER Corp.	58,567	8,673,014
	NCSoft Corp.	24,372	2,884,247
#	NeoPharm Co. Ltd.	56,531	428,468
*	Neosem, Inc.	31,653	202,350
	Neowiz	88,825	1,136,317
*	Neowiz Holdings Corp.	24,725	284,637
*	Nepes Ark Corp.	35,366	281,142
#*	NEPES Corp.	74,821	350,967
*	Neptune Co.	82,962	321,785
#*Ω	Netmarble Corp.	54,822	1,661,176
	New Power Plasma Co. Ltd.	161,644	509,952
*	Newflex Technology Co. Ltd.	29,727	102,126
*	Nexen Corp.	181,887	540,577
	Nexen Tire Corp.	300,559	1,140,920
#*	Nexon Games Co. Ltd.	67,147	607,827
*	Next Entertainment World Co. Ltd.	41,530	60,038
#	NEXTIN, Inc.	39,361	1,547,549
	NH Investment & Securities Co. Ltd.	638,162	6,313,151
#	NHN Corp.	110,624	1,414,965
#*	NHN KCP Corp.	141,074	686,865
	NI Steel Co. Ltd.	49,270	119,273
*	NIBEC Co. Ltd.	4,666	49,858
	NICE Holdings Co. Ltd.	175,974	1,283,579
	Nice Information & Telecommunication, Inc.	49,290	586,069
#	NICE Information Service Co. Ltd.	239,522	2,018,539

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	NICE Total Cash Management Co. Ltd.	79,422	$262,045
*	Nong Shim Holdings Co. Ltd.	15,048	657,941
#	Nong Woo Bio Co. Ltd.	19,155	97,381
#	NongShim Co. Ltd.	16,515	3,953,498
	Noroo Holdings Co. Ltd.	17,027	151,560
#	NOROO Paint & Coatings Co. Ltd.	82,923	430,672
	NOVAREX Co. Ltd.	79,184	387,015
*	Novatech Co. Ltd.	4,150	54,972
*	NP, Inc.	5,992	7,918
	NPC	92,090	266,394
*	NUVOTEC Co. Ltd.	15,390	11,749
*	Obigo, Inc.	9,468	42,545
#*	OCI Co. Ltd.	37,575	1,763,326
#*	OCI Holdings Co. Ltd.	96,255	5,211,230
*	Okins Electronics Co. Ltd.	26,709	98,774
	ONEJOON Co. Ltd.	21,655	154,558
	OptoElectronics Solutions Co. Ltd.	38,397	368,141
	Oriental Precision & Engineering Co. Ltd.	91,413	352,183
#	Orion Corp.	125,629	8,729,642
	Orion Holdings Corp.	208,397	2,170,319
*	Osang Healthcare Co. Ltd.	1,289	13,116
*	OSTEONIC Co. Ltd.	37,608	208,542
*	Osung Advanced Materials Co. Ltd.	395,926	389,473
#	Ottogi Corp.	13,252	3,491,084
	Paik Kwang Industrial Co. Ltd.	173,863	840,037
	Pan Ocean Co. Ltd.	1,565,769	3,564,024
	Pang Rim Co. Ltd.	33,734	92,073
#	Paradise Co. Ltd.	320,064	2,173,414
#	Park Systems Corp.	25,044	4,041,336
	Partron Co. Ltd.	393,243	1,992,214
*	Pearl Abyss Corp.	24,209	481,458
#	People & Technology, Inc.	110,651	3,059,728
*	Peptron, Inc.	9,120	607,342
	PHA Co. Ltd.	65,394	450,639
*	PharmaResearch Co. Ltd.	28,863	4,773,477
*	PharmGen Science, Inc.	119,459	353,008
*	Pharmicell Co. Ltd.	52,218	285,433
*	Philenergy Co. Ltd.	2,369	21,695
#	Philoptics Co. Ltd.	38,258	810,297
#*	PI Advanced Materials Co. Ltd.	70,350	842,249
		Shares	Value»
SOUTH KOREA — (Continued)
*	Polaris AI Corp.	80,192	$174,114
	Polaris AI Pharma Corp.	3,344	13,891
*	Polaris Office Corp.	2,267	9,239
	Pond Group Co. Ltd.	9,898	36,428
*	PonyLink Co. Ltd.	225,909	181,602
#	Poongsan Corp.	152,001	5,511,227
	Poongsan Holdings Corp.	47,395	835,631
#	Posco DX Co. Ltd.	169,433	2,177,487
	POSCO Future M Co. Ltd.	7,995	778,442
	POSCO Holdings, Inc. (005490 KS)	72,008	12,828,361
#	POSCO Holdings, Inc. (PKX US), Sponsored ADR	249,752	11,118,959
#	Posco International Corp.	233,812	6,721,490
#	Posco M-Tech Co. Ltd.	36,109	305,464
	POSCO Steeleon Co. Ltd.	20,800	406,591
*	Power Logics Co. Ltd.	178,153	658,830
	Protec Co. Ltd.	28,538	516,349
	PSK Holdings, Inc.	17,019	620,627
#	PSK, Inc.	111,626	1,449,082
	Pulmuone Co. Ltd.	74,964	533,033
*	Pumtech Korea Co. Ltd.	12,664	409,927
*	Pungkuk Ethanol Co. Ltd.	16,938	105,542
	QSI Co. Ltd.	21,540	120,072
*	RaonSecure Co. Ltd.	32,849	47,977
*	Raontec, Inc.	6,384	38,665
*	Ray Co. Ltd.	22,954	118,516
*	Refine Co. Ltd.	71,948	624,350
	Reyon Pharmaceutical Co. Ltd.	33,443	292,521
#	RFHIC Corp.	45,102	513,544
*	RFTech Co. Ltd.	159,006	418,290
*	Robostar Co. Ltd.	14,611	302,653
*	Robotis Co. Ltd.	11,928	345,158
	Rorze Systems Corp.	6,569	78,092
#*	Rsupport Co. Ltd.	10,658	20,662
	S Net Systems, Inc.	41,540	121,842
#*	S&S Tech Corp.	61,424	1,230,252
#	S-1 Corp.	82,408	3,377,513
*	Sajo Industries Co. Ltd.	15,296	354,456
*	Sajodaerim Corp.	30,273	821,119
*	Sajodongaone Co. Ltd.	144,499	92,888
*	Sam Chun Dang Pharm Co. Ltd.	9,741	1,221,933

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Sam Young Electronics Co. Ltd.	74,785	$536,858
*	Sam Yung Trading Co. Ltd.	88,339	759,236
	Sam-A Aluminum Co. Ltd.	6,400	147,307
	Sambo Corrugated Board Co. Ltd.	30,913	171,594
#*	Sambo Motors Co. Ltd.	29,836	89,452
	Samchully Co. Ltd.	9,292	572,386
	Samho Development Co. Ltd.	127,209	268,382
	SAMHWA Paints Industrial Co. Ltd.	95,014	398,954
	Samick Musical Instruments Co. Ltd.	237,940	226,905
	Samick THK Co. Ltd.	51,492	359,793
*	Samil Pharmaceutical Co. Ltd.	53,929	488,388
#*	Samji Electronics Co. Ltd.	83,135	531,410
#	Samjin Pharmaceutical Co. Ltd.	51,410	607,368
	Sammok S-Form Co. Ltd.	29,195	400,130
#	SAMPYO Cement Co. Ltd.	245,368	505,705
*Ω	Samsung Biologics Co. Ltd.	17,847	13,199,569
	Samsung C&T Corp.	171,779	14,081,813
#	Samsung Card Co. Ltd. (029780 KS)	115,331	3,322,360
	Samsung Electro-Mechanics Co. Ltd.	190,675	17,464,491
	Samsung Electronics Co. Ltd. (005930 KS)	10,738,571	383,514,311
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	491	438,939
	Samsung Engineering Co. Ltd.	824,339	10,168,183
	Samsung Fire & Marine Insurance Co. Ltd.	133,799	34,921,059
*	Samsung Heavy Industries Co. Ltd.	671,206	5,968,634
*	Samsung Life Insurance Co. Ltd.	155,333	9,478,545
		Shares	Value»
SOUTH KOREA — (Continued)
*	Samsung Pharmaceutical Co. Ltd.	247,859	$247,865
	Samsung Publishing Co. Ltd.	6,687	69,159
	Samsung SDI Co. Ltd.	97,626	14,792,079
#	Samsung SDS Co. Ltd.	80,983	6,695,668
#	Samsung Securities Co. Ltd.	286,971	8,951,371
*	SAMT Co. Ltd.	374,339	674,004
	Samwha Capacitor Co. Ltd.	40,920	806,911
#	Samwha Electric Co. Ltd.	15,682	408,486
	Samyang Corp.	24,854	767,982
	Samyang Foods Co. Ltd.	17,183	8,046,984
#	Samyang Holdings Corp.	28,438	1,244,270
	Samyang Packaging Corp.	34,524	359,303
	Samyang Tongsang Co. Ltd.	10,960	364,392
	Samyoung Co. Ltd.	134,031	397,872
*	Sang-A Frontec Co. Ltd.	36,558	415,511
*	Sangbo Corp.	112,990	91,888
#*	Sangsangin Co. Ltd.	176,091	179,817
	Sangsin Energy Display Precision Co. Ltd.	83,918	409,736
	Saramin Co. Ltd.	46,398	558,256
	Satrec Initiative Co. Ltd.	9,250	285,908
*	SBI Investment Korea Co. Ltd.	495,311	260,679
*††	SBW	24,366	42,291
*	S-Connect Co. Ltd.	117,021	54,982
*	SD Biosensor, Inc.	257,664	1,982,441
*	SDN Co. Ltd.	186,770	145,750
	SeAH Besteel Holdings Corp.	124,159	1,641,422
	SeAH Holdings Corp.	495	32,445
	SeAH Steel Corp.	13,617	1,288,804
	SeAH Steel Holdings Corp.	19,660	2,767,296
	Sebang Co. Ltd.	82,932	655,511
#	Sebang Global Battery Co. Ltd.	48,088	2,670,963
#	Seegene, Inc.	127,658	2,069,320
	Segyung Hitech Co. Ltd.	51,529	270,993
	Sejin Heavy Industries Co. Ltd.	59,731	363,883

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Sejong Industrial Co. Ltd.	131,898	$356,890
*	Sekonix Co. Ltd.	82,074	327,857
*	SEMCNS Co. Ltd.	9,872	32,628
	Sempio Foods Co.	8,674	141,552
#	Seobu T&D	236,941	899,738
	Seohan Co. Ltd.	698,530	379,512
#*	Seohee Construction Co. Ltd.	898,955	952,193
*	Seojin System Co. Ltd.	137,325	2,321,978
*	Seoul Auction Co. Ltd.	38,918	182,968
	Seoul City Gas Co. Ltd.	4,042	136,430
*	Seoul Food Industrial Co. Ltd.	626,950	62,526
#	Seoul Semiconductor Co. Ltd.	267,318	1,326,256
*	Seoulin Bioscience Co. Ltd.	14,069	64,827
	SEOWONINTECH Co. Ltd.	6,973	25,746
	Seoyon Co. Ltd.	118,001	550,901
	Seoyon E-Hwa Co. Ltd.	117,056	1,009,354
*††	Setopia Co. Ltd.	26,820	7,476
	SEWOONMEDICAL Co. Ltd.	24,738	41,456
#	SFA Engineering Corp.	123,819	1,614,368
#*	SFA Semicon Co. Ltd.	364,361	812,224
	SGC Energy Co. Ltd.	64,795	1,049,128
*	Shin Heung Energy & Electronics Co. Ltd.	152,044	476,784
*	Shin Poong Pharmaceutical Co. Ltd.	25,237	177,745
	Shindaeyang Paper Co. Ltd.	117,443	467,149
	Shinhan Financial Group Co. Ltd. (055550 KS)	1,478,212	51,491,757
#	Shinhan Financial Group Co. Ltd. (SHG US), ADR	269,770	9,447,345
	Shinil Electronics Co. Ltd.	231,645	223,335
	Shinsegae Food Co. Ltd.	11,543	252,885
*	Shinsegae Information & Communication Co. Ltd.	22,566	205,368
		Shares	Value»
SOUTH KOREA — (Continued)
#	Shinsegae International, Inc.	104,373	$731,378
#	Shinsegae, Inc.	63,218	5,757,227
*	Shinsung Delta Tech Co. Ltd.	28,465	1,796,376
*	Shinsung E&G Co. Ltd.	380,904	310,783
*	Shinwha Intertek Corp.	120,200	135,966
	Shinwon Corp.	365,301	354,318
#	Shinyoung Securities Co. Ltd.	29,046	1,516,032
*	Showbox Corp.	111,431	223,399
*	Signetics Corp.	238,036	134,548
*	Silicon2 Co. Ltd.	108,083	2,271,315
	Silla Co. Ltd.	16,971	97,632
#*	SIMMTECH Co. Ltd.	102,488	859,195
	SIMPAC, Inc.	77,451	212,895
	Sindoh Co. Ltd.	28,164	749,087
*	Sinil Pharm Co. Ltd.	25,229	113,766
*	SK Biopharmaceuticals Co. Ltd.	58,777	4,373,978
#*	SK Bioscience Co. Ltd.	15,706	526,371
#	SK Chemicals Co. Ltd.	42,375	1,203,666
	SK Discovery Co. Ltd.	83,920	2,017,245
*	SK Eternix Co. Ltd.	119,545	1,011,499
	SK Gas Ltd.	19,876	2,963,109
	SK Hynix, Inc.	823,712	110,896,007
*Ω	SK IE Technology Co. Ltd.	38,099	598,142
*	SK Innovation Co. Ltd.	24,243	2,112,697
#	SK Networks Co. Ltd.	1,089,212	3,134,565
*	SK oceanplant Co. Ltd.	143,541	1,195,701
	SK Securities Co. Ltd.	2,483,943	816,834
	SK Telecom Co. Ltd. (017670 KS)	142,068	5,409,836
	SK Telecom Co. Ltd. (SKM US), Sponsored ADR	483	10,299
	SK, Inc.	134,734	13,638,836
#*	SKC Co. Ltd.	12,038	1,284,807
#	SL Corp.	134,564	2,949,746
*	SM Culture & Contents Co. Ltd.	107,865	103,752
	SM Entertainment Co. Ltd.	34,714	1,986,677
*	SMEC Co. Ltd.	230,148	590,512
	SNT Dynamics Co. Ltd.	110,173	1,754,578

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	SNT Holdings Co. Ltd.	50,310	$891,136
	SNT Motiv Co. Ltd.	142,786	2,443,477
*	SOCAR, Inc.	27,784	305,571
	S-Oil Corp.	225,556	9,435,501
*	Solborn, Inc.	37,304	105,502
	Solid, Inc.	315,105	1,724,253
*	SOLUM Co. Ltd.	234,886	3,034,692
	Solus Advanced Materials Co. Ltd.	111,723	766,011
	Songwon Industrial Co. Ltd.	112,300	956,033
#	Soop Co. Ltd.	47,915	2,630,870
	Soosan Heavy Industries Co. Ltd.	114,179	160,746
	Soosan Industries Co. Ltd.	28,680	421,580
#	Soulbrain Co. Ltd.	19,001	2,186,864
#	Soulbrain Holdings Co. Ltd.	38,911	920,310
#	SPC Samlip Co. Ltd.	13,592	437,185
#	SPG Co. Ltd.	29,787	636,954
*	Spigen Korea Co. Ltd.	24,455	355,089
#	ST Pharm Co. Ltd.	29,693	1,758,985
	STIC Investments, Inc.	182,158	1,046,346
	Straffic Co. Ltd.	142,586	407,460
*	Studio Dragon Corp.	63,179	1,627,037
*	Sugentech, Inc.	39,564	178,805
#	Suheung Co. Ltd.	41,509	406,130
*	Sukgyung AT Co. Ltd.	6,779	222,469
	Sun Kwang Co. Ltd.	24,057	267,749
*	Sung Kwang Bend Co. Ltd.	97,446	1,927,519
*	Sungchang Enterprise Holdings Ltd.	333,157	317,865
#*	Sungeel Hitech Co. Ltd.	10,757	293,372
#	Sungshin Cement Co. Ltd.	147,254	788,925
#	Sungwoo Hitech Co. Ltd.	467,801	1,640,551
#	Sunjin Co. Ltd.	118,923	459,784
*	Sunny Electronics Corp.	117,100	174,438
*	Suprema, Inc.	28,047	473,062
	SurplusGLOBAL, Inc.	11,030	21,003
	SV Investment Corp.	69,884	62,075
*	SY Co. Ltd.	206,794	577,993
*	Synergy Innovation Co. Ltd.	143,470	281,729
*	Synopex, Inc.	404,426	1,623,646
*	Syntekabio, Inc.	5,422	26,687
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Systems Technology, Inc.	54,558	$775,682
*	T Scientific Co. Ltd.	120,947	86,373
	T&L Co. Ltd.	25,102	1,346,495
	Tae Kyung Industrial Co. Ltd.	94,328	317,392
#*	Taekwang Industrial Co. Ltd.	2,120	916,504
	TAEKYUNG BK Co. Ltd.	105,821	328,681
*	Taesung Co. Ltd.	36,164	748,986
*	Taewoong Co. Ltd.	72,245	604,784
	Taeyang Metal Industrial Co. Ltd.	197,725	394,350
*	Taihan Electric Wire Co. Ltd.	150,810	1,352,074
*	Taihan Fiberoptics Co. Ltd.	130,377	73,394
	Tailim Packaging Co. Ltd.	76,664	109,204
	TCC Steel	43,289	816,424
	TechWing, Inc.	89,928	2,759,371
*	Tego Science, Inc.	10,158	119,172
*	Telcon RF Pharmaceutical, Inc.	26,905	84,592
	Telechips, Inc.	54,858	589,820
#	TES Co. Ltd.	58,140	709,535
*	Theragen Etex Co. Ltd.	181,784	378,132
	TK Corp.	141,789	2,156,809
#	TKG Huchems Co. Ltd.	137,982	1,607,488
	TLB Co. Ltd.	24,344	223,797
	Tokai Carbon Korea Co. Ltd.	30,565	1,542,855
	Tongyang Life Insurance Co. Ltd.	320,173	1,018,273
	Tongyang, Inc.	994,398	479,347
*	Tonymoly Co. Ltd.	24,881	105,915
*	Top Engineering Co. Ltd.	71,917	230,948
#*	Toptec Co. Ltd.	170,220	523,159
	Tovis Co. Ltd.	89,537	1,221,040
	TP	58,767	59,802
	TS Corp.	300,710	550,061
*	TS Nexgen Co. Ltd.	12,920	3,476
*	TSE Co. Ltd.	11,580	339,838
*	TSI Co. Ltd.	19,551	68,602
*	Tuksu Construction Co. Ltd.	77,601	358,777
*	Tway Air Co. Ltd.	217,343	582,114
*	TY Holdings Co. Ltd.	182,419	319,866
#	TYM Corp.	276,691	940,547
*	UBCare Co. Ltd.	54,350	127,231
	Ubiquoss Holdings, Inc.	30,005	212,986
#	Ubiquoss, Inc.	78,681	414,932

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Ubivelox, Inc.	59,857	$258,115
	Uju Electronics Co. Ltd.	43,321	623,852
*	Uni-Chem Co. Ltd.	255,855	239,810
*	Unick Corp.	27,663	66,643
	Unid Co. Ltd.	24,328	1,087,641
#	Union Semiconductor Equipment & Materials Co. Ltd.	104,952	474,753
	Uniquest Corp.	61,270	261,264
*	Unison Co. Ltd.	335,473	182,502
#	UniTest, Inc.	54,219	500,620
*	Unitrontech Co. Ltd.	88,475	332,544
	Value Added Technology Co. Ltd.	58,369	763,974
*	Viatron Technologies, Inc.	66,428	376,066
*	VICTEK Co. Ltd.	75,937	216,027
*††	Vidente Co. Ltd.	125,954	54,005
#	Vieworks Co. Ltd.	37,123	540,234
*	Vina Tech Co. Ltd.	9,706	182,957
*	VIOL Co. Ltd.	163,896	918,168
	Vitzro Tech Co. Ltd.	82,846	428,929
*	Vitzrocell Co. Ltd.	81,762	1,394,296
*	VM, Inc.	64,902	328,738
*	VT Co. Ltd.	118,299	2,605,083
	Webcash Corp.	45,037	285,517
	Webzen, Inc.	93,147	882,893
*††	Wellbiotec Co. Ltd.	230,618	32,379
*	Wemade Max Co. Ltd.	19,880	124,664
#	Whanin Pharmaceutical Co. Ltd.	80,880	655,251
*	Wins Co. Ltd.	64,096	502,236
	WiSoL Co. Ltd.	172,372	632,826
	Won Tech Co. Ltd.	168,602	638,188
*	Wonik Holdings Co. Ltd.	274,537	529,264
#*	WONIK IPS Co. Ltd.	89,127	1,368,360
#	Wonik Materials Co. Ltd.	52,470	645,543
	Wonik QnC Corp.	87,902	1,118,908
	Woojin, Inc.	92,162	492,309
*	Woongjin Co. Ltd.	138,101	85,801
#*	Woongjin Thinkbig Co. Ltd.	375,295	409,375
*	Wooree Bio Co. Ltd.	271,012	497,966
	Woori Financial Group, Inc. (316140 KS)	2,702,534	29,733,566
#*	Woori Technology Investment Co. Ltd.	56,732	285,309
*	Woori Technology, Inc.	502,634	716,006
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Woorison F&G Co. Ltd.	200,437	$174,759
*	Woory Industrial Co. Ltd.	21,230	144,550
	Wooshin Systems Co. Ltd.	44,717	170,776
*	Woosu AMS Co. Ltd.	146,440	301,242
	Worldex Industry & Trading Co. Ltd.	60,866	692,636
#*	Wysiwyg Studios Co. Ltd.	261,345	234,164
	Y G-1 Co. Ltd.	105,342	366,795
*	Y2 Solution Co. Ltd.	79,464	104,057
*	YC Corp.	64,319	490,383
#	Y-entec Co. Ltd.	64,169	273,110
	Yesco Holdings Co. Ltd.	7,481	260,418
*	Yest Co. Ltd.	1,267	11,238
*	YG Entertainment, Inc.	43,323	1,480,857
*	YG PLUS	135,962	373,392
	YMC Co. Ltd.	36,251	83,683
*	YMT Co. Ltd.	28,099	191,980
	Youlchon Chemical Co. Ltd.	24,264	507,832
#	Young Poong Corp.	2,617	750,799
	Young Poong Precision Corp.	63,997	520,128
	Youngone Corp.	159,825	4,807,537
	Youngone Holdings Co. Ltd.	49,015	2,750,171
*	YTN Co. Ltd.	12,525	26,762
	Yuanta Securities Korea Co. Ltd.	710,491	1,303,725
	Yuhan Corp.	28,009	2,482,025
	YuHwa Securities Co. Ltd.	32,205	48,516
*	Yungjin Pharmaceutical Co. Ltd.	219,028	303,576
*	Zeus Co. Ltd.	121,593	1,081,090
	Zinus, Inc.	56,501	830,067
TOTAL SOUTH KOREA			2,558,844,211
TAIWAN — (19.6%)
	104 Corp.	30,000	200,926
#	91APP, Inc.	323,000	866,697
#	Aaeon Technology, Inc.	77,680	272,430
	ABC Taiwan Electronics Corp.	551,402	327,415
	Abico Avy Co. Ltd.	823,396	835,274
#	Ability Enterprise Co. Ltd.	1,769,974	3,109,367

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Ability Opto-Electronics Technology Co. Ltd.	275,471	$1,667,917
#	Abnova Corp.	107,000	96,596
#	AcBel Polytech, Inc.	4,395,033	4,056,747
	Accton Technology Corp.	1,267,369	29,103,089
	Acer Cyber Security, Inc.	6,446	38,254
#	Acer E-Enabling Service Business, Inc.	63,000	500,428
#	Acer, Inc.	9,499,595	10,669,918
#*	ACES Electronic Co. Ltd.	878,044	1,656,711
*	Acon Holding, Inc.	1,679,955	672,855
#	Acter Group Corp. Ltd.	772,122	10,626,478
#	Action Electronics Co. Ltd.	1,305,000	680,064
#	Actron Technology Corp.	310,018	1,479,553
#	ADATA Technology Co. Ltd.	1,860,439	4,303,177
#	Addcn Technology Co. Ltd.	205,776	1,151,914
#*	Adimmune Corp.	769,000	521,741
#	Adlink Technology, Inc.	274,000	624,609
#	Advanced Analog Technology, Inc.	48,000	87,193
#	Advanced Ceramic X Corp.	265,000	1,280,008
#	Advanced Energy Solution Holding Co. Ltd.	186,000	6,724,818
#	Advanced International Multitech Co. Ltd.	1,097,000	2,497,772
#*	Advanced Optoelectronic Technology, Inc.	728,000	458,282
#	Advanced Power Electronics Corp.	461,000	1,144,983
#	Advancetek Enterprise Co. Ltd.	1,884,662	4,696,890
	Advantech Co. Ltd.	758,940	8,688,762
#*	AEON Motor Co. Ltd.	335,000	296,811
#	Aerospace Industrial Development Corp.	2,910,000	4,031,992
#	AGV Products Corp.	3,163,603	1,120,970
#	AIC, Inc.	30,000	311,902
#	Air Asia Co. Ltd.	84,000	97,181
		Shares	Value»
TAIWAN — (Continued)
	Airtac International Group	401,335	$10,465,426
#	Alchip Technologies Ltd.	144,000	13,396,278
#	Alexander Marine Co. Ltd.	129,563	756,647
#*	ALI Corp.	484,953	485,457
	All Ring Tech Co. Ltd.	70,000	898,773
#	Allied Circuit Co. Ltd.	183,000	582,468
#	Allied Supreme Corp.	297,000	2,605,536
	Allis Electric Co. Ltd.	1,038,284	3,053,704
	Allmind Holdings Corp.	35,000	75,199
#	Alltek Technology Corp.	1,298,506	1,302,085
#	Alltop Technology Co. Ltd.	281,531	2,245,363
#	Alpha Networks, Inc.	1,563,873	1,647,562
#	Altek Corp.	2,013,985	2,240,159
#	Amazing Microelectronic Corp.	524,849	1,316,849
#	Ambassador Hotel	1,701,000	2,796,182
*	AMICCOM Electronics Corp.	105,000	84,518
#	AMPACS Corp.	394,000	494,622
#	Ampak Technology, Inc.	178,000	728,341
#	Ampire Co. Ltd.	691,000	666,344
#	Ample Electronic Technology Co. Ltd.	25,000	78,882
#	AMPOC Far-East Co. Ltd.	609,567	1,814,837
#	AmTRAN Technology Co. Ltd.	4,615,918	2,508,168
*	Amulaire Thermal Technology, Inc.	30,000	27,083
#	Anderson Industrial Corp.	245,247	102,393
#	Anji Technology Co. Ltd.	505,933	607,598
#	Anpec Electronics Corp.	465,702	2,356,086
	Aopen, Inc.	52,000	72,897
#	AP Memory Technology Corp.	24,000	219,146
#	Apac Opto Electronics, Inc.	277,000	825,908
#	Apacer Technology, Inc.	712,005	967,839
#	APAQ Technology Co. Ltd.	30,000	114,109
#	APCB, Inc.	915,000	435,702

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Apex Biotechnology Corp.	564,625	$530,943
#	Apex Dynamics, Inc.	52,000	1,263,660
#*	Apex International Co. Ltd.	1,105,506	1,140,013
#	Apex Science & Engineering	761,437	259,812
#	ARBOR Technology Corp.	136,000	199,402
#	Arcadyan Technology Corp.	1,088,759	5,886,704
#	Ardentec Corp.	4,343,993	9,071,628
#	ARES International Corp.	103,000	158,367
	Argosy Research, Inc.	414,391	1,819,013
#	Arizon RFID Technology Cayman Co. Ltd.	3,000	26,095
#	ASE Technology Holding Co. Ltd.	11,331,387	58,815,627
	Asia Cement Corp.	7,878,655	9,809,077
#	Asia Electronic Material Co. Ltd.	573,000	341,038
#	Asia Optical Co., Inc.	1,373,000	6,499,290
*	Asia Plastic Recycling Holding Ltd.	1,370,533	255,217
#	Asia Polymer Corp.	2,801,858	1,230,252
#	Asia Tech Image, Inc.	408,000	1,369,086
#	Asia Vital Components Co. Ltd.	762,183	12,832,833
#	ASIX Electronics Corp.	199,000	607,826
	ASMedia Technology, Inc.	45,048	2,718,817
#	ASolid Technology Co. Ltd.	210,000	319,455
	ASPEED Technology, Inc.	116,098	12,244,790
#	ASROCK, Inc.	389,000	2,708,534
	Asustek Computer, Inc.	1,553,861	28,284,137
#	ATE Energy International Co. Ltd.	481,000	403,738
#	Aten International Co. Ltd.	583,715	1,330,277
#	Auden Techno Corp.	158,000	506,109
	Audix Corp.	582,375	1,183,580
	AUO Corp. (2409 TT)	23,127,198	9,965,541
#	AURAS Technology Co. Ltd.	113,303	2,100,998
		Shares	Value»
TAIWAN — (Continued)
#	Aurona Industries, Inc.	433,000	$275,867
#	Aurora Corp.	341,258	659,122
#	Avalue Technology, Inc.	368,000	1,009,206
#	AVer Information, Inc.	71,000	87,700
#	Avermedia Technologies	554,000	805,638
#	Awea Mechantronic Co. Ltd.	149,062	136,346
#	Axiomtek Co. Ltd.	476,659	1,841,174
#	Azurewave Technologies, Inc.	523,000	874,645
#	Bafang Yunji International Co. Ltd.	272,000	1,245,351
#	Bank of Kaohsiung Co. Ltd.	5,488,240	1,939,668
	Baolong International Co. Ltd.	140,000	58,668
#	Basso Industry Corp.	886,284	1,129,886
#	BenQ Materials Corp.	1,316,000	1,191,349
#	BES Engineering Corp.	9,349,050	2,958,957
#	Billion Electric Co. Ltd.	404,000	355,234
#	Bin Chuan Enterprise Co. Ltd.	663,257	1,118,234
#	B'in Live Co. Ltd.	37,400	89,559
	Bionet Corp.	29,922	74,558
#	Bionime Corp.	193,000	390,607
#*	Biostar Microtech International Corp.	851,712	636,149
#	Bioteque Corp.	406,680	1,522,048
#	Bizlink Holding, Inc.	1,011,782	19,147,679
#	Bon Fame Co. Ltd.	163,000	421,427
#*	Bonny Worldwide Ltd.	19,000	151,485
#	Bora Pharmaceuticals Co. Ltd.	174,934	4,252,309
#	Brave C&H Supply Co. Ltd.	157,000	449,124
#	Bright Led Electronics Corp.	567,180	380,157
#	Brightek Optoelectronic Co. Ltd.	207,000	301,795
	Brighten Optix Corp.	56,099	219,766
	Brighton-Best International Taiwan, Inc.	2,965,749	3,083,186

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Brillian Network & Automation Integrated System Co. Ltd.	44,540	$293,147
	Brogent Technologies, Inc.	22,000	95,563
#	Browave Corp.	428,000	2,150,288
#	C Sun Manufacturing Ltd.	644,258	3,701,328
#*	Calin Technology Co. Ltd.	330,000	338,198
#	Calitech Co. Ltd.	51,000	108,315
*	Cameo Communications, Inc.	1,466,435	476,054
#	Capital Futures Corp.	681,808	1,204,060
#	Capital Securities Corp.	10,875,614	8,515,412
#*	Career Technology MFG. Co. Ltd.	3,500,071	1,575,725
	Carnival Industrial Corp.	544,530	147,899
*	Casing Macron Technology Co. Ltd.	16,000	9,084
#	Castles Technology Co. Ltd.	481,940	1,193,741
#	Caswell, Inc.	294,000	1,016,005
	Catcher Technology Co. Ltd.	2,242,872	13,470,271
#	Cathay Chemical Works	106,000	162,911
#	Cathay Consolidated, Inc.	31,099	100,047
	Cathay Financial Holding Co. Ltd.	14,085,826	28,400,956
	Cathay Real Estate Development Co. Ltd.	4,322,600	3,022,926
#	Cayman Engley Industrial Co. Ltd.	316,801	332,302
#	CCP Contact Probes Co. Ltd.	382,671	414,306
#*	Celxpert Energy Corp.	599,690	675,478
#	Cenra, Inc.	829,000	935,896
#	Center Laboratories, Inc.	3,381,496	4,157,543
#	Central Reinsurance Co. Ltd.	2,231,575	1,730,893
#	Century Iron & Steel Industrial Co. Ltd.	821,000	3,988,618
#	Chailease Holding Co. Ltd.	4,641,599	16,196,003
#	Chain Chon Industrial Co. Ltd.	1,261,483	552,361
		Shares	Value»
TAIWAN — (Continued)
#*	ChainQui Construction Development Co. Ltd.	753,946	$359,405
#	Chaintech Technology Corp.	245,000	261,359
#*	Champion Building Materials Co. Ltd.	1,772,451	515,838
#	Champion Microelectronic Corp.	91,000	161,673
	Chang Hwa Commercial Bank Ltd.	15,102,584	8,339,734
#	Chang Wah Electromaterials, Inc.	2,458,190	3,253,850
	Chang Wah Technology Co. Ltd.	2,356,450	2,440,552
#	Channel Well Technology Co. Ltd.	1,329,000	3,146,928
#	Chant Sincere Co. Ltd.	122,000	262,814
	Charoen Pokphand Enterprise	1,376,582	3,890,805
	Chateau International Development Co. Ltd.	12,810	13,839
#	CHC Healthcare Group	790,000	1,067,275
#	CHC Resources Corp.	481,048	982,221
#	Chen Full International Co. Ltd.	574,000	779,332
#	Chenbro Micom Co. Ltd.	229,000	1,805,805
#*	Cheng Fwa Industrial Co. Ltd.	381,000	337,320
#	Cheng Loong Corp.	6,674,160	3,929,110
#*	Cheng Mei Materials Technology Corp.	3,635,574	1,524,721
	Cheng Shin Rubber Industry Co. Ltd.	8,866,508	13,338,456
#	Cheng Uei Precision Industry Co. Ltd.	3,027,630	6,252,627
#	Chenming Electronic Technology Corp.	314,708	1,325,823
	Chi Hua Fitness Co. Ltd.	42,384	44,796
#	Chia Chang Co. Ltd.	855,000	1,045,183
#	Chia Hsin Cement Corp.	3,137,921	1,640,223

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chialin Precision Industrial Co. Ltd.	4,000	$11,135
	Chian Hsing Forging Industrial Co. Ltd.	180,200	116,461
	Chicony Electronics Co. Ltd.	2,686,689	12,441,499
	Chicony Power Technology Co. Ltd.	1,134,696	4,344,666
	Chief Telecom, Inc.	134,900	1,812,157
	Chien Kuo Construction Co. Ltd.	922,691	773,486
#	Chien Shing Harbour Service Co. Ltd.	206,000	285,910
#	Chime Ball Technology Co. Ltd.	162,282	229,683
	China Airlines Ltd.	17,919,057	14,080,726
#	China Bills Finance Corp.	3,892,000	1,785,489
	China Container Terminal Corp.	423,000	395,176
#	China Ecotek Corp.	171,000	313,585
#	China Electric Manufacturing Corp.	1,740,658	788,666
#	China Fineblanking Technology Co. Ltd.	281,009	236,128
#	China General Plastics Corp.	2,985,607	1,138,637
#	China Glaze Co. Ltd.	774,022	448,526
#*	China Man-Made Fiber Corp.	8,540,227	1,942,872
#	China Metal Products	2,255,405	2,063,979
#	China Motor Corp.	1,365,286	3,340,805
#*	China Petrochemical Development Corp.	25,757,099	5,827,855
#	China Steel Chemical Corp.	1,056,998	2,971,891
#	China Steel Corp.	27,652,440	16,922,992
#	China Steel Structure Co. Ltd.	530,000	822,849
#	China Wire & Cable Co. Ltd.	671,680	709,690
#	Chinese Maritime Transport Ltd.	573,964	688,271
#	Ching Feng Home Fashions Co. Ltd.	861,860	769,770
#	Chin-Poon Industrial Co. Ltd.	2,600,617	2,843,413
*	Chip Hope Co. Ltd.	99,000	177,236
#	Chipbond Technology Corp.	4,727,000	9,176,951
		Shares	Value»
TAIWAN — (Continued)
	ChipMOS Technologies, Inc. (8150 TT)	4,024,155	$3,851,393
	ChipMOS Technologies, Inc. (IMOS US), ADR	60,690	1,205,312
#	Chlitina Holding Ltd.	361,596	1,190,696
	Chong Hong Construction Co. Ltd.	1,395,739	3,552,598
	Chroma ATE, Inc.	704,705	7,935,877
	Chun YU Works & Co. Ltd.	1,438,500	1,099,290
#	Chun Yuan Steel Industry Co. Ltd.	3,122,177	1,702,803
#	Chung Hung Steel Corp.	5,644,926	3,315,514
	Chung Hwa Food Industrial Co. Ltd.	101,115	264,774
#*	Chung Hwa Pulp Corp.	2,739,308	1,357,173
	Chung Lien Co. Ltd.	24,000	30,576
	Chung Tai Resource Technology Corp.	10,000	23,220
#	Chung-Hsin Electric & Machinery Manufacturing Corp.	2,139,500	10,016,331
#	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	385,000	386,548
#	Chunghwa Precision Test Tech Co. Ltd.	84,000	2,026,548
	Chunghwa Telecom Co. Ltd. (2412 TT)	5,266,000	20,108,399
#	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	64,401	2,501,335
#	Chyang Sheng Texing Co. Ltd.	1,336,000	1,010,626
	CKM Applied Materials Corp.	145,000	158,008
#	Cleanaway Co. Ltd. (8422 TT)	537,000	2,932,445
#	Clevo Co.	3,005,482	4,652,154
#	CMC Magnetics Corp.	7,080,967	2,092,850
	C-Media Electronics, Inc.	11,000	18,826
#*	CoAsia Electronics Corp.	524,793	641,775
#	Collins Co. Ltd.	789,060	406,863
	Compal Electronics, Inc.	14,594,560	16,096,828

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Compeq Manufacturing Co. Ltd.	4,820,000	$10,071,853
#	Compucase Enterprise	466,000	1,141,121
#	Concord International Securities Co. Ltd.	506,303	219,052
#	Concord Securities Co. Ltd.	4,060,004	1,748,347
#	Continental Holdings Corp.	2,637,250	2,369,370
#	Contrel Technology Co. Ltd.	1,064,000	1,546,293
#	Coremax Corp.	449,486	742,318
#	Coretronic Corp.	2,117,600	5,156,970
#	Co-Tech Development Corp.	1,645,800	2,691,354
	Cowealth Medical Holding Co. Ltd.	197,369	121,789
#	Coxon Precise Industrial Co. Ltd.	311,000	160,767
	Creative Sensor, Inc.	12,600	18,426
#	Crowell Development Corp.	379,000	448,701
#	Cryomax Cooling System Corp.	78,565	84,577
#*	CSBC Corp. Taiwan	244,371	111,900
	CTBC Financial Holding Co. Ltd.	55,387,931	65,927,414
	CTCI Advanced Systems, Inc.	29,000	148,749
	CTCI Corp.	3,997,896	4,810,906
#	CTI Traffic Industries Co. Ltd.	130,000	460,935
	Cub Elecparts, Inc.	162,000	505,168
#	CviLux Corp.	659,378	978,867
*	CX Technology Co. Ltd.	133,875	119,984
#	Cyberlink Corp.	205,504	603,209
#	CyberPower Systems, Inc.	345,450	3,639,209
#*	CyberTAN Technology, Inc.	2,354,873	2,153,743
#*	Cypress Technology Co. Ltd.	284,589	242,404
#	Cystech Electronics Corp.	90,801	251,443
#	DA CIN Construction Co. Ltd.	1,642,247	2,754,494
#	Dafeng TV Ltd.	403,061	638,696
#	Dah San Electric Wire & Cable Co. Ltd.	407,264	726,912
#	Da-Li Development Co. Ltd.	2,417,117	3,088,893
		Shares	Value»
TAIWAN — (Continued)
#	Darfon Electronics Corp.	1,707,700	$2,259,091
#	Darwin Precisions Corp.	2,803,304	1,070,129
	Data Image Corp.	25,000	35,206
#	Daxin Materials Corp.	312,500	2,109,736
#	De Licacy Industrial Co. Ltd.	1,808,997	946,668
#	Delpha Construction Co. Ltd.	722,000	862,978
	Delta Electronics, Inc.	2,175,028	28,340,692
#	Depo Auto Parts Ind Co. Ltd.	874,634	5,682,118
#	DFI, Inc.	71,000	153,085
#	Dimerco Data System Corp.	218,686	813,277
#	Dimerco Express Corp.	1,179,158	2,895,422
	DingZing Advanced Materials, Inc.	4,000	18,602
#	D-Link Corp.	3,535,537	2,498,128
#	Donpon Precision, Inc.	446,000	444,477
#	Dr. Wu Skincare Co. Ltd.	153,000	694,469
#	Draytek Corp.	307,000	346,191
#	Drewloong Precision, Inc.	166,965	769,564
#*	Dyaco International, Inc.	613,792	585,803
#	Dynamic Holding Co. Ltd.	1,787,693	3,113,883
#	Dynamic Medical Technologies, Inc.	66,660	184,032
#	Dynapack International Technology Corp.	1,030,000	6,390,347
	E Ink Holdings, Inc.	1,107,000	9,291,667
	E.Sun Financial Holding Co. Ltd.	28,731,501	24,229,943
#	Eastech Holding Ltd.	231,000	906,166
*	Eastern Media International Corp.	1,761,909	903,956
#	Eclat Textile Co. Ltd.	586,518	9,344,385
#	eCloudvalley Digital Technology Co. Ltd.	17,000	59,496
#	ECOVE Environment Corp.	209,000	1,832,491
#*	Edimax Technology Co. Ltd.	1,230,423	1,060,416
#	Edison Opto Corp.	714,345	519,065
#	Edom Technology Co. Ltd.	1,364,141	1,178,425

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	eGalax_eMPIA Technology, Inc.	351,267	$429,759
	Elan Microelectronics Corp.	1,571,026	7,070,732
#	E-Lead Electronic Co. Ltd.	321,746	569,070
	E-LIFE MALL Corp.	520,000	1,247,459
#*	Elite Advanced Laser Corp.	398,320	3,979,143
	Elite Material Co. Ltd.	870,839	15,985,094
	Elite Semiconductor Microelectronics Technology, Inc.	1,260,390	2,299,006
#	Elitegroup Computer Systems Co. Ltd.	2,217,028	1,491,298
	eMemory Technology, Inc.	180,000	17,765,919
#	Emerging Display Technologies Corp.	865,000	703,045
	Ennoconn Corp.	693,298	5,971,260
	Ennostar, Inc.	4,657,431	6,565,244
	EnTie Commercial Bank Co. Ltd.	2,316,166	990,394
#*	Epileds Technologies, Inc.	484,000	448,183
#*	Episil Technologies, Inc.	194,000	260,653
#	Episil-Precision, Inc.	745,015	970,425
#	Eris Technology Corp.	141,689	878,665
#	Eson Precision Ind Co. Ltd.	812,000	1,432,622
	Eternal Materials Co. Ltd.	6,283,099	5,386,653
#	Eurocharm Holdings Co. Ltd.	193,000	1,181,374
	Eva Airways Corp.	16,480,695	23,762,031
#	Ever Supreme Bio Technology Co. Ltd.	140,554	764,327
*	Everest Textile Co. Ltd.	3,592,829	779,132
	Evergreen Aviation Technologies Corp.	690,000	2,179,506
	Evergreen International Storage & Transport Corp.	3,462,000	3,163,854
#	Evergreen Marine Corp. Taiwan Ltd.	2,949,568	18,295,716
#	EVERGREEN Steel Corp.	1,127,000	3,018,980
#	Everlight Chemical Industrial Corp.	2,990,756	1,925,198
		Shares	Value»
TAIWAN — (Continued)
#	Everlight Electronics Co. Ltd.	3,453,570	$8,628,857
#*	Everspring Industry Co. Ltd.	588,300	209,131
#	Evertop Wire Cable Corp.	709,000	392,762
	Excel Cell Electronic Co. Ltd.	135,000	87,761
#	Excellence Opto, Inc.	141,000	108,583
	Excelliance Mos Corp.	72,000	192,098
#	Excelsior Medical Co. Ltd.	1,029,394	2,704,185
#	EZconn Corp.	221,429	4,155,125
	Far Eastern Department Stores Ltd.	8,012,000	5,386,027
	Far Eastern International Bank	21,101,305	8,633,762
	Far Eastern New Century Corp.	11,858,705	11,232,764
	Far EasTone Telecommunications Co. Ltd.	6,582,391	17,650,057
#	Faraday Technology Corp.	724,837	4,802,794
	Farcent Enterprise Co. Ltd.	43,000	69,812
	Farglory F T Z Investment Holding Co. Ltd.	941,817	1,209,376
#	Farglory Land Development Co. Ltd.	1,530,105	3,469,385
#	FDC International Hotels Corp.	79,000	151,999
	Feature Integration Technology, Inc.	13,000	26,280
#*	Federal Corp.	2,382,938	1,321,314
#	Feedback Technology Corp.	241,070	886,818
	Feng Hsin Steel Co. Ltd.	2,993,131	6,068,466
#	Feng TAY Enterprise Co. Ltd.	1,966,959	7,821,271
#	FIC Global, Inc.	219,000	249,532
#*	FineMat Applied Materials Co. Ltd.	101,000	106,568
#	FineTek Co. Ltd.	135,069	750,779
	Firich Enterprises Co. Ltd.	232,000	216,967
#*	First Copper Technology Co. Ltd.	458,000	515,686
	First Financial Holding Co. Ltd.	26,470,056	22,336,733

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	First Hi-Tec Enterprise Co. Ltd.	518,736	$1,693,565
#	First Hotel	1,433,293	647,404
#	First Insurance Co. Ltd.	1,874,640	1,441,353
#*	First Steamship Co. Ltd.	5,234,961	1,124,880
#	FIT Holding Co. Ltd.	1,132,436	2,028,600
#	Fitipower Integrated Technology, Inc.	593,700	4,052,197
#*	Fittech Co. Ltd.	266,945	834,889
#	FLEXium Interconnect, Inc.	2,551,724	4,949,658
#	Flytech Technology Co. Ltd.	706,070	1,994,528
#	FocalTech Systems Co. Ltd.	741,000	1,710,218
	Force Mos Technology Ltd.	40,800	38,799
#	Forcecon Tech Co. Ltd.	510,085	2,110,231
#*	Forest Water Environment Engineering Co. Ltd.	253,176	288,994
#	Formosa Advanced Technologies Co. Ltd.	1,383,000	1,208,637
	Formosa Chemicals & Fibre Corp.	6,392,198	5,444,521
#*	Formosa Electronic Industries, Inc.	128,000	132,491
#	Formosa International Hotels Corp.	329,975	1,972,647
#	Formosa Laboratories, Inc.	823,467	1,816,616
#	Formosa Oilseed Processing Co. Ltd.	312,135	434,722
#	Formosa Optical Technology Co. Ltd.	223,000	752,807
#	Formosa Petrochemical Corp.	1,122,000	1,233,981
#	Formosa Plastics Corp.	6,452,770	7,088,959
#	Formosa Sumco Technology Corp.	264,000	722,151
#	Formosa Taffeta Co. Ltd.	5,198,460	2,985,307
#	Formosan Rubber Group, Inc.	1,503,128	1,184,705
#	Formosan Union Chemical	2,645,936	1,642,906
		Shares	Value»
TAIWAN — (Continued)
#	Fortune Electric Co. Ltd.	451,534	$7,638,555
	Fositek Corp.	52,000	1,109,480
#	Founding Construction & Development Co. Ltd.	1,356,882	806,732
#	Foxconn Technology Co. Ltd.	3,063,241	7,257,361
	Foxsemicon Integrated Technology, Inc.	544,402	5,029,280
#	Franbo Lines Corp.	1,655,881	895,444
#	Froch Enterprise Co. Ltd.	1,534,384	767,926
#	FSP Technology, Inc.	887,619	1,756,468
#	Fu Chun Shin Machinery Manufacture Co. Ltd.	603,409	293,746
#	Fu Hua Innovation Co. Ltd.	2,171,406	2,113,188
	Fubon Financial Holding Co. Ltd.	13,863,204	38,833,411
#	Fulgent Sun International Holding Co. Ltd.	1,178,025	5,015,260
#	Fullerton Technology Co. Ltd.	667,670	469,696
#*	Fulltech Fiber Glass Corp.	3,340,554	2,965,290
#	Fusheng Precision Co. Ltd.	678,000	6,749,607
#	Fwusow Industry Co. Ltd.	1,448,109	630,945
#	G Shank Enterprise Co. Ltd.	1,186,562	3,036,599
	Galaxy Software Services Corp.	20,995	80,091
#	Gallant Micro Machining Co. Ltd.	16,000	264,947
#	Gamania Digital Entertainment Co. Ltd.	971,000	2,242,818
#*	GCS Holdings, Inc.	401,000	1,706,820
#	GEM Services, Inc.	453,970	967,315
*	GEM Terminal Industrial Co. Ltd.	165,000	113,098
#	Gemtek Technology Corp.	2,619,574	2,582,508
*	General Interface Solution Holding Ltd.	1,920,000	3,036,581
#	General Plastic Industrial Co. Ltd.	631,478	657,336

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Generalplus Technology, Inc.	436,000	$691,804
*	GeneReach Biotechnology Corp.	254,182	213,878
#	Genesys Logic, Inc.	308,000	1,611,491
#	Genius Electronic Optical Co. Ltd.	666,576	9,021,483
	Genmont Biotech, Inc.	55,314	33,771
#	Genovate Biotechnology Co. Ltd.	366,371	266,825
#	GeoVision, Inc.	416,377	706,953
	Getac Holdings Corp.	2,306,281	8,300,640
#	GFC Ltd.	277,400	871,894
#	Giant Manufacturing Co. Ltd.	1,067,355	4,718,278
#	Giantplus Technology Co. Ltd.	2,035,000	851,703
	Gigabyte Technology Co. Ltd.	1,215,750	9,192,244
#*	Gigasolar Materials Corp.	242,678	518,725
#*	Gigastorage Corp.	1,251,576	516,626
#	Global Brands Manufacture Ltd.	2,355,175	4,704,026
#	Global Lighting Technologies, Inc.	528,000	898,662
#	Global Mixed Mode Technology, Inc.	516,000	3,534,706
#	Global PMX Co. Ltd.	420,000	1,315,416
#	Global Unichip Corp.	282,000	11,181,508
#	Globaltek Fabrication Co. Ltd.	78,000	166,978
#	Globalwafers Co. Ltd.	882,779	9,097,690
#	Globe Union Industrial Corp.	1,815,136	768,740
#	Gloria Material Technology Corp.	3,452,885	5,078,937
*	Glotech Industrial Corp.	124,000	44,835
#*	GlycoNex, Inc.	334,828	242,247
#	GMI Technology, Inc.	1,055,563	1,633,156
	Gold Circuit Electronics Ltd.	1,367,372	8,985,856
#	Goldsun Building Materials Co. Ltd.	6,445,965	8,672,966
#	Gongin Precision Industrial Co. Ltd.	94,000	179,490
#	Good Will Instrument Co. Ltd.	411,342	539,722
#	Gordon Auto Body Parts	610,000	691,584
		Shares	Value»
TAIWAN — (Continued)
#	Gourmet Master Co. Ltd.	741,102	$2,334,206
#	Grand Fortune Securities Co. Ltd.	2,170,214	821,068
#*	Grand Pacific Petrochemical	7,372,579	2,531,742
#	Grand Process Technology Corp.	96,000	4,231,349
	GrandTech CG Systems, Inc.	331,890	554,658
	Grape King Bio Ltd.	869,000	3,853,864
	Great China Metal Industry	1,132,000	796,222
#	Great Taipei Gas Co. Ltd.	1,511,000	1,397,963
#	Great Tree Pharmacy Co. Ltd.	431,742	1,958,256
#	Great Wall Enterprise Co. Ltd.	4,359,478	6,830,257
	Greatek Electronics, Inc.	2,374,000	4,438,896
#	Green World FinTech Service Co. Ltd.	455,000	875,733
#	Group Up Industrial Co. Ltd.	308,000	2,084,187
#	GTM Holdings Corp.	1,004,550	1,052,093
	Gudeng Precision Industrial Co. Ltd.	176,292	2,516,324
#*	Hai Kwang Enterprise Corp.	191,400	96,421
	Hannstar Board Corp.	2,547,164	4,030,105
#*	HannStar Display Corp.	14,221,323	3,466,123
#*	HannsTouch Holdings Co.	3,937,862	998,938
#	Hanpin Electron Co. Ltd.	381,000	652,584
	Harmony Electronics Corp.	81,000	78,994
#	Harvatek Corp.	1,062,839	684,812
#	Heran Co. Ltd.	97,000	303,283
#	Hey Song Corp.	1,993,500	2,489,268
#	Hi-Clearance, Inc.	146,045	632,939
	Highlight Tech Corp.	485,273	729,324
*	High-Tek Harness Enterprise Co. Ltd.	141,000	25,726
#	Highwealth Construction Corp.	6,100,408	7,875,693
#	Hi-Lai Foods Co. Ltd.	77,000	356,983
#	HIM International Music, Inc.	216,200	763,529
#	Hiroca Holdings Ltd.	466,221	391,935
#	Hitron Technology, Inc.	826,997	714,672

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Hiwin Technologies Corp.	1,023,866	$9,067,878
#	Hiyes International Co. Ltd.	182,944	976,348
#	Ho Tung Chemical Corp.	6,470,828	1,585,979
#	Hocheng Corp.	1,552,266	767,702
#	Holdings-Key Electric Wire & Cable Co. Ltd.	582,521	793,167
#	Holiday Entertainment Co. Ltd.	417,390	984,900
#	Holtek Semiconductor, Inc.	1,042,000	1,536,834
#	Holy Stone Enterprise Co. Ltd.	1,022,358	2,701,782
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	17,900,403	95,581,587
#	Hong Ho Precision Textile Co. Ltd.	316,000	370,024
#	Hong Pu Real Estate Development Co. Ltd.	1,477,554	1,404,168
#	Hong TAI Electric Industrial	1,557,000	1,463,376
#	Hong YI Fiber Industry Co.	1,007,680	452,237
#	Horizon Securities Co. Ltd.	2,505,560	818,795
#	Hota Industrial Manufacturing Co. Ltd.	1,423,816	2,564,568
#	Hotai Finance Co. Ltd.	1,019,960	2,486,129
	Hotai Motor Co. Ltd.	540,180	9,907,288
#*	Hotron Precision Electronic Industrial Co. Ltd.	453,364	371,922
#	Hsin Ba Ba Corp.	50,017	166,040
#	Hsin Kuang Steel Co. Ltd.	1,825,000	2,616,195
	Hsin Yung Chien Co. Ltd.	263,510	726,522
#	Hsing TA Cement Co.	846,222	448,314
#*	HTC Corp.	4,551,619	8,104,596
#	Hu Lane Associate, Inc.	571,493	3,132,559
	HUA ENG Wire & Cable Co. Ltd.	2,086,000	1,611,501
	Hua Jung Components Co. Ltd.	34,000	16,413
		Shares	Value»
TAIWAN — (Continued)
	Hua Nan Financial Holdings Co. Ltd.	24,791,365	$21,089,722
#	Hua Yu Lien Development Co. Ltd.	114,000	406,983
	Huaku Development Co. Ltd.	2,152,640	7,255,137
#	Huang Hsiang Construction Corp.	418,735	799,310
	Huikwang Corp.	57,000	51,059
	Hung Ching Development & Construction Co. Ltd.	933,000	1,014,010
#	Hung Sheng Construction Ltd.	2,917,603	2,104,242
	Huxen Corp.	276,072	420,127
#	Hwa Fong Rubber Industrial Co. Ltd.	1,294,096	711,383
#	Hwacom Systems, Inc.	460,000	285,811
#	Hwang Chang General Contractor Co. Ltd.	203,200	483,222
*	Ibase Gaming, Inc.	47,000	48,043
#	Ibase Technology, Inc.	551,345	1,118,746
	IBF Financial Holdings Co. Ltd.	18,608,377	8,176,562
	ICARES Medicus, Inc.	17,600	67,459
#	Ichia Technologies, Inc.	1,688,255	1,869,257
#	I-Chiun Precision Industry Co. Ltd.	1,155,784	3,606,105
*	Ideal Bike Corp.	684,324	168,926
#	IEI Integration Corp.	936,173	2,180,339
#*	In Win Development, Inc.	90,000	229,324
	Inergy Technology, Inc.	43,000	114,610
#	Infortrend Technology, Inc.	1,508,866	1,412,778
	Info-Tek Corp.	502,000	615,712
#	Ingentec Corp.	77,886	424,768
	Innodisk Corp.	569,087	3,523,551
	Innolux Corp.	26,643,761	11,286,368
#	Inpaq Technology Co. Ltd.	607,199	1,464,761
#	Insyde Software Corp.	181,200	2,184,658
#	Intai Technology Corp.	244,800	843,870
#	Integrated Service Technology, Inc.	666,669	2,691,897
#*	IntelliEPI, Inc.	123,000	364,100

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Interactive Digital Technologies, Inc.	114,000	$288,464
#*	International CSRC Investment Holdings Co.	4,824,083	1,862,231
#	International Games System Co. Ltd.	960,000	27,427,747
	Inventec Corp.	6,372,276	9,393,448
#	Iron Force Industrial Co. Ltd.	312,878	886,412
#	I-Sheng Electric Wire & Cable Co. Ltd.	747,000	1,163,714
#	ITE Technology, Inc.	896,646	3,838,985
#	ITEQ Corp.	1,376,608	3,044,083
#	Jarllytec Co. Ltd.	359,828	1,785,698
#	Jean Co. Ltd.	911,262	689,029
#	Jentech Precision Industrial Co. Ltd.	186,356	7,712,517
	Jetway Information Co. Ltd.	198,750	260,110
#	Jetwell Computer Co. Ltd.	62,000	296,303
#	Jia Wei Lifestyle, Inc.	289,000	610,390
#	Jih Lin Technology Co. Ltd.	335,000	507,516
#	Jiin Yeeh Ding Enterprise Co. Ltd.	363,200	672,334
#	Jinan Acetate Chemical Co. Ltd.	274,983	6,995,902
*	Jinli Group Holdings Ltd.	688,681	210,438
#	JMC Electronics Co. Ltd.	92,000	99,986
#	Johnson Health Tech Co. Ltd.	397,000	2,270,461
#	Joinsoon Electronics Manufacturing Co. Ltd.	558,108	284,376
#	Jourdeness Group Ltd.	177,000	236,030
#	JPC connectivity, Inc.	561,450	2,273,370
#	JPP Holding Co. Ltd.	37,802	200,385
#	JSL Construction & Development Co. Ltd.	380,134	1,051,030
#	K Laser Technology, Inc.	962,459	566,476
#	Kaimei Electronic Corp.	488,851	1,009,948
	Kaori Heat Treatment Co. Ltd.	201,321	1,776,486
	Kaulin Manufacturing Co. Ltd.	887,684	365,672
#	Kedge Construction Co. Ltd.	351,448	747,996
		Shares	Value»
TAIWAN — (Continued)
	Keding Enterprises Co. Ltd.	14,000	$55,244
#	KEE TAI Properties Co. Ltd.	3,052,207	1,297,454
	Kenda Rubber Industrial Co. Ltd.	4,179,017	3,370,801
	Kent Industrial Co. Ltd.	99,000	80,028
#	Kerry TJ Logistics Co. Ltd.	1,428,000	1,684,874
#*	Key Ware Electronics Co. Ltd.	579,430	182,353
#	Keystone Microtech Corp.	150,000	2,173,475
	KGI Financial Holding Co. Ltd.	39,429,092	20,611,386
#	KHGEARS International Ltd.	56,504	357,475
	Kindom Development Co. Ltd.	2,740,000	4,233,335
#	King Chou Marine Technology Co. Ltd.	504,800	640,863
#	King Polytechnic Engineering Co. Ltd.	333,900	517,690
	King Slide Works Co. Ltd.	94,450	4,278,262
#	King Yuan Electronics Co. Ltd.	7,380,032	24,696,602
	King's Town Bank Co. Ltd.	5,631,653	8,744,837
#*	King's Town Construction Co. Ltd.	659,690	1,221,259
	Kingstate Electronics Corp.	43,000	55,626
#	Kinik Co.	380,000	3,445,776
#	Kinko Optical Co. Ltd.	759,120	610,028
#	Kinpo Electronics	8,325,892	6,236,043
#	Kinsus Interconnect Technology Corp.	2,525,476	7,356,231
	KMC Kuei Meng International, Inc.	426,951	1,644,396
#	KNH Enterprise Co. Ltd.	719,150	430,798
#	Ko Ja Cayman Co. Ltd.	137,000	176,290
#	KS Terminals, Inc.	966,290	2,142,944
	Kuen Ling Machinery Refrigerating Co. Ltd.	11,000	16,114
#	Kung Long Batteries Industrial Co. Ltd.	424,000	1,953,467
#*	Kung Sing Engineering Corp.	3,354,135	1,047,615

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Kuo Toong International Co. Ltd.	1,421,735	$2,300,421
#	Kuo Yang Construction Co. Ltd.	1,339,517	838,998
#	Kwong Fong Industries Corp.	381,733	143,217
	Kwong Lung Enterprise Co. Ltd.	731,000	1,299,881
#	L&K Engineering Co. Ltd.	1,117,261	8,314,801
#	La Kaffa International Co. Ltd.	221,947	641,127
*	LAN FA Textile	1,512,412	427,763
	Lang, Inc.	76,000	104,215
#	Lanner Electronics, Inc.	862,387	2,519,525
	Largan Precision Co. Ltd. (3008 TT)	236,234	19,521,481
#	Laser Tek Taiwan Co. Ltd.	439,086	744,006
#	Laster Tech Corp. Ltd.	625,570	616,530
#*	Leader Electronics, Inc.	361,097	155,827
#*	Lealea Enterprise Co. Ltd.	5,120,683	1,319,068
	Leatec Fine Ceramics Co. Ltd.	23,000	17,799
#	Ledlink Optics, Inc.	309,858	236,348
	LEE CHI Enterprises Co. Ltd.	1,204,000	479,066
#	Lelon Electronics Corp.	639,122	1,966,477
#	Lemtech Holdings Co. Ltd.	215,032	928,882
#	Leo Systems, Inc.	130,000	118,251
#*	Leofoo Development Co. Ltd.	790,010	447,257
#*	Li Cheng Enterprise Co. Ltd.	561,057	176,469
	Li Ming Development Construction Co. Ltd.	10,000	17,038
#*	Li Peng Enterprise Co. Ltd.	3,785,060	817,683
#	Lian HWA Food Corp.	738,490	3,291,975
#	Lida Holdings Ltd.	407,000	285,286
	Lien Hwa Industrial Holdings Corp.	2,987,787	4,491,465
	Ligitek Electronics Co. Ltd.	97,000	155,707
#	Lingsen Precision Industries Ltd.	2,676,490	1,402,759
		Shares	Value»
TAIWAN — (Continued)
#	Lintes Technology Co. Ltd.	26,000	$118,997
#	Lion Travel Service Co. Ltd.	545,000	2,131,421
	Lite-On Technology Corp.	4,371,419	14,306,551
#	Liton Technology Corp.	346,000	459,524
#*	Long Bon International Co. Ltd.	2,254,276	1,298,042
#	Long Da Construction & Development Corp.	1,230,000	1,211,241
#*	Longchen Paper & Packaging Co. Ltd.	5,934,003	2,012,394
#	Longwell Co.	1,004,000	2,356,249
#	Loop Telecommunication International, Inc.	64,000	132,073
	Lotes Co. Ltd.	309,223	17,422,467
#	Lotus Pharmaceutical Co. Ltd.	673,000	5,247,892
#	Lu Hai Holding Corp.	365,353	327,539
#	Lucky Cement Corp.	1,165,000	512,248
#	Lumax International Corp. Ltd.	570,513	1,866,021
#*	Lung Yen Life Service Corp.	1,035,000	1,665,012
	Lungteh Shipbuilding Co. Ltd.	329,700	1,078,242
#	Luxe Green Energy Technology Co. Ltd.	338,048	232,385
#	LuxNet Corp.	163,705	1,192,692
#	M3 Technology, Inc.	39,000	125,485
#	M31 Technology Corp.	64,080	1,226,992
#	Macauto Industrial Co. Ltd.	403,000	693,022
	Machvision, Inc.	177,890	1,975,627
#	Macroblock, Inc.	229,000	520,343
	Macronix International Co. Ltd.	10,906,837	6,335,350
#	MacroWell OMG Digital Entertainment Co. Ltd.	54,000	154,412
#	Makalot Industrial Co. Ltd.	846,723	8,963,232
#	Marketech International Corp.	614,000	2,768,515
#	Materials Analysis Technology, Inc.	378,179	2,803,676

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Maxigen Biotech, Inc.	209,650	$320,327
#	Mayer Steel Pipe Corp.	1,069,086	902,607
#	Maywufa Co. Ltd.	178,462	124,921
#	Mechema Chemicals International Corp.	306,000	577,131
#*	Medeon Biodesign, Inc.	122,549	139,966
	MediaTek, Inc.	2,597,823	112,503,987
	Mega Financial Holding Co. Ltd.	13,213,460	15,538,556
#	Meiloon Industrial Co.	518,911	406,574
#	Mercuries & Associates Holding Ltd.	3,521,247	1,723,474
#	Mercuries Data Systems Ltd.	52,000	39,842
#*	Mercuries Life Insurance Co. Ltd.	20,829,907	4,116,361
	Merida Industry Co. Ltd.	875,588	4,160,313
#	Merry Electronics Co. Ltd.	1,480,785	4,728,210
#	METAAGE Corp.	435,000	742,893
#*	Metatech AP, Inc.	70,000	106,438
#*	Microbio Co. Ltd.	1,137,144	1,091,393
	Micro-Star International Co. Ltd.	2,891,465	15,825,983
#	Mildef Crete, Inc.	328,000	824,176
#	MIN AIK Technology Co. Ltd.	811,249	563,703
	Mitac Holdings Corp.	2,987,535	6,526,482
	Mitake Information Corp.	31,000	62,003
	MJ International Co. Ltd.	38,000	50,770
#*	Mobiletron Electronics Co. Ltd.	504,960	605,566
#	momo.com, Inc.	294,325	3,162,035
#*	MOSA Industrial Corp.	630,162	414,164
*	Mosel Vitelic, Inc.	148,000	136,237
#	Motech Industries, Inc.	1,466,000	914,922
	MPI Corp.	423,000	11,006,630
#	MSSCORPS Co. Ltd.	271,995	1,372,860
	Munsin Garment Corp.	21,000	32,855
#*	My Humble House Hospitality Management Consulting	37,000	60,445
		Shares	Value»
TAIWAN — (Continued)
#	Nak Sealing Technologies Corp.	429,549	$1,490,309
#	Namchow Holdings Co. Ltd.	1,457,000	2,212,267
	Nan Juen International Co. Ltd.	3,000	13,279
*	Nan Kang Rubber Tire Co. Ltd.	575,000	789,075
#	Nan Liu Enterprise Co. Ltd.	254,000	506,543
	Nan Pao Resins Chemical Co. Ltd.	309,000	3,027,833
#*	Nan Ren Lake Leisure Amusement Co. Ltd.	977,072	413,621
	Nan Ya Plastics Corp.	8,287,584	8,102,442
#	Nan Ya Printed Circuit Board Corp.	965,211	3,956,222
#	Nang Kuang Pharmaceutical Co. Ltd.	416,000	527,356
	Nantex Industry Co. Ltd.	1,685,363	1,709,507
#*	Nanya Technology Corp.	3,573,751	3,213,217
#	National Aerospace Fasteners Corp.	129,000	378,504
#	National Petroleum Co. Ltd.	643,000	1,244,736
#	Netronix, Inc.	439,000	1,662,063
*	New Asia Construction & Development Corp.	821,000	427,684
	New Best Wire Industrial Co. Ltd.	189,200	171,687
*	Newmax Technology Co. Ltd.	454,000	344,240
#	Nexcom International Co. Ltd.	696,267	1,148,811
#	Nichidenbo Corp.	1,181,552	2,394,448
#	Nidec Chaun-Choung Technology Corp.	134,000	723,529
#	Nien Hsing Textile Co. Ltd.	805,656	474,982
	Nien Made Enterprise Co. Ltd.	816,000	10,711,878
#	Niko Semiconductor Co. Ltd.	446,974	619,821
#	Nishoku Technology, Inc.	282,800	1,249,332

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	North-Star International Co. Ltd.	526,000	$930,680
#	Nova Technology Corp.	198,000	1,545,298
#	Novatek Microelectronics Corp.	1,621,000	25,474,126
#	Nuvoton Technology Corp.	1,205,000	3,325,587
	Nyquest Technology Co. Ltd.	100,000	149,123
	O-Bank Co. Ltd.	4,778,961	1,442,299
#	Ocean Plastics Co. Ltd.	873,000	946,190
#	OFCO Industrial Corp.	53,696	32,749
	OK Biotech Co. Ltd.	103,718	63,343
#*	Oneness Biotech Co. Ltd.	493,870	1,182,620
	Optimax Technology Corp.	119,000	118,929
#	Orient Europharma Co. Ltd.	161,000	239,125
#	Orient Semiconductor Electronics Ltd.	3,333,637	3,347,497
#	Oriental Union Chemical Corp.	3,724,819	1,675,191
#	O-TA Precision Industry Co. Ltd.	511,683	1,096,152
#	Pacific Construction Co.	1,439,276	492,029
#	Pacific Hospital Supply Co. Ltd.	387,706	1,116,303
#	PADAUK Technology Co. Ltd.	17,855	43,049
#*	Paiho Shih Holdings Corp.	1,223,086	954,178
#	Pan Asia Chemical Corp.	467,308	194,011
#	Pan German Universal Motors Ltd.	107,000	965,866
#	Pan Jit International, Inc.	1,917,074	2,777,058
#	Pan Ram International Corp.	119,000	71,224
#	Pan-International Industrial Corp.	2,668,854	3,266,967
#	Panion & BF Biotech, Inc.	419,753	1,047,529
	Parade Technologies Ltd.	270,805	5,733,514
#*	Paragon Technologies Co. Ltd.	306,248	204,986
#	Parpro Corp.	245,000	246,654
		Shares	Value»
TAIWAN — (Continued)
#*	PChome Online, Inc.	820,581	$1,056,754
#	PCL Technologies, Inc.	397,129	1,761,013
#	P-Duke Technology Co. Ltd.	348,644	981,741
	Pegatron Corp.	6,675,293	19,422,262
#	Pegavision Corp.	301,912	3,379,466
	PharmaEngine, Inc.	57,000	166,915
*	PharmaEssentia Corp.	203,000	4,224,303
*	Phihong Technology Co. Ltd.	109,000	116,983
#	Phison Electronics Corp.	508,000	7,228,490
#	Phoenix Silicon International Corp.	1,060,010	3,884,713
#	Phoenix Tours International, Inc.	193,800	404,004
*	Phytohealth Corp.	361,000	179,237
	Pixart Imaging, Inc.	995,000	7,250,248
#	Planet Technology Corp.	208,000	951,894
#	Plastron Precision Co. Ltd.	656,491	293,632
#*	Plotech Co. Ltd.	459,800	198,846
#	Polytronics Technology Corp.	404,239	689,973
#	Posiflex Technology, Inc.	192,939	1,948,973
#	Pou Chen Corp.	7,427,005	8,236,753
#	Power Wind Health Industry, Inc.	211,319	729,796
#*	Powerchip Semiconductor Manufacturing Corp.	11,375,000	6,857,251
	Powertech Technology, Inc.	4,340,580	15,065,972
	Powertip Technology Corp.	201,000	78,084
	Poya International Co. Ltd.	316,226	4,673,530
	President Chain Store Corp.	1,735,728	13,696,646
	President Securities Corp.	6,411,644	5,075,186
	Primax Electronics Ltd.	3,242,000	8,028,977
#	Prince Housing & Development Corp.	7,963,140	2,453,681
	Princeton Technology Corp.	70,000	32,905
#	Pro Hawk Corp.	93,000	457,563
#	Progate Group Corp.	69,957	334,238
#	Promate Electronic Co. Ltd.	1,237,000	2,909,190

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Prosperity Dielectrics Co. Ltd.	785,687	$974,061
	P-Two Industries, Inc.	17,000	14,431
#	Qisda Corp.	6,365,525	6,716,089
#	QST International Corp.	462,240	854,143
#	Qualipoly Chemical Corp.	681,893	1,017,542
#	Quang Viet Enterprise Co. Ltd.	265,000	794,879
	Quanta Computer, Inc.	2,321,436	18,404,651
#	Quanta Storage, Inc.	1,339,000	4,081,873
#*	Quintain Steel Co. Ltd.	2,151,384	714,711
	Radiant Opto-Electronics Corp.	2,121,692	12,902,424
#	Radium Life Tech Co. Ltd.	5,175,833	1,648,755
#	Rafael Microelectronics, Inc.	55,097	257,428
#	Raydium Semiconductor Corp.	250,000	2,931,034
#*	RDC Semiconductor Co. Ltd.	80,000	474,213
	Realtek Semiconductor Corp.	703,861	11,593,218
	ReaLy Development&Construction Corp.	10,000	12,436
#	Rechi Precision Co. Ltd.	2,437,292	1,995,395
#	Rexon Industrial Corp. Ltd.	874,559	831,941
#	Rich Development Co. Ltd.	3,871,532	1,142,698
#	Richmond International Travel & Tours Co. Ltd.	42,000	132,309
*	Right WAY Industrial Co. Ltd.	195,000	72,631
#*	RiTdisplay Corp.	104,402	129,253
*	Ritek Corp.	4,923,593	1,997,254
	Rodex Fasteners Corp.	125,000	140,067
*	Roo Hsing Co. Ltd.	3,680,000	349,468
#	Ruby Tech Corp.	56,650	83,486
	Ruentex Development Co. Ltd.	4,682,217	5,971,677
		Shares	Value»
TAIWAN — (Continued)
#	Ruentex Engineering & Construction Co.	571,816	$2,652,329
	Ruentex Industries Ltd.	2,884,253	6,040,815
#	Run Long Construction Co. Ltd.	3,571,068	3,872,763
#	Sakura Development Co. Ltd.	850,316	1,375,287
#	Sampo Corp.	2,123,895	1,813,439
#	San Fang Chemical Industry Co. Ltd.	1,244,659	1,433,793
#	San Far Property Ltd.	1,234,297	780,823
#	San Fu Chemical Co. Ltd.	181,000	674,004
#	San Shing Fastech Corp.	684,622	1,143,210
#	Sanitar Co. Ltd.	303,000	391,626
#	Sanyang Motor Co. Ltd.	3,330,802	7,109,300
#	Savior Lifetec Corp.	1,485,203	907,114
	Scan-D Corp.	7,000	7,205
#	SCI Pharmtech, Inc.	239,696	626,578
#	Scientech Corp.	93,000	1,035,339
	ScinoPharm Taiwan Ltd.	1,213,000	824,548
#	SciVision Biotech, Inc.	171,000	630,775
#	SDI Corp.	929,000	2,586,646
	Sea & Land Integrated Corp.	92,500	69,117
#	Sea Sonic Electronics Co. Ltd.	276,000	579,750
	Senao International Co. Ltd.	521,547	518,606
#	Senao Networks, Inc.	226,796	1,244,404
#	Sensortek Technology Corp.	118,000	833,663
#	Sercomm Corp.	2,116,000	8,011,066
#	Sesoda Corp.	1,358,261	1,542,360
	Shanghai Commercial & Savings Bank Ltd.	4,618,660	5,932,469
#	Shan-Loong Transportation Co. Ltd.	619,247	329,600
#	Sharehope Medicine Co. Ltd.	705,611	605,645
	Sheh Fung Screws Co. Ltd.	89,000	138,219
#	Sheng Yu Steel Co. Ltd.	930,000	683,944

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	ShenMao Technology, Inc.	620,450	$1,236,417
#	Shieh Yih Machinery Industry Co. Ltd.	582,000	571,488
#	Shih Her Technologies, Inc.	373,000	1,564,074
#*	Shih Wei Navigation Co. Ltd.	2,726,634	1,318,761
*	Shihlin Development Co. Ltd.	96,000	34,462
	Shihlin Electric & Engineering Corp.	888,787	5,002,382
#*	Shin Foong Specialty & Applied Materials Co. Ltd.	226,000	377,413
	Shin Hai Gas Corp.	8,242	12,835
#	Shin Hsiung Natural Gas Co. Ltd.	253,782	355,306
*	Shin Kong Financial Holding Co. Ltd.	47,786,247	17,794,865
#	Shin Ruenn Development Co. Ltd.	550,900	977,089
	Shin Shin Natural Gas Co.	12,480	14,971
#	Shin Zu Shing Co. Ltd.	1,139,411	7,262,449
	Shinfox Energy Co. Ltd.	182,000	627,200
	Shinih Enterprise Co. Ltd.	3,000	1,838
#*	Shining Building Business Co. Ltd.	2,773,622	878,385
#	Shinkong Insurance Co. Ltd.	1,833,784	5,794,905
	Shinkong Synthetic Fibers Corp.	8,122,844	3,722,906
#	Shinkong Textile Co. Ltd.	920,169	1,202,460
	Shiny Brands Group Co. Ltd.	10,000	44,859
#	Shiny Chemical Industrial Co. Ltd.	634,302	2,976,814
*	Shun On Electronic Co. Ltd.	99,000	82,009
#	Shuttle, Inc.	2,415,000	1,404,876
	Sigurd Microelectronics Corp.	3,638,523	7,709,663
	Silergy Corp.	611,000	7,099,836
#	Silicon Integrated Systems Corp.	1,634,539	3,031,426
#	Silicon Power Computer & Communications, Inc.	128,000	121,479
		Shares	Value»
TAIWAN — (Continued)
	Silitech Technology Corp.	69,521	$70,563
	Simplo Technology Co. Ltd.	764,880	9,285,429
	Sinbon Electronics Co. Ltd.	684,849	5,447,369
	Sincere Navigation Corp.	2,291,741	1,706,224
#	Single Well Industrial Corp.	257,351	230,647
#	Sinher Technology, Inc.	406,000	397,420
#	Sinmag Equipment Corp.	296,519	1,388,468
	Sino-American Silicon Products, Inc.	2,509,000	8,893,993
#	Sinon Corp.	3,121,740	4,224,316
	SinoPac Financial Holdings Co. Ltd.	36,997,377	25,466,016
#	Sinopower Semiconductor, Inc.	117,100	339,656
#	Sinphar Pharmaceutical Co. Ltd.	818,998	770,732
	Sinyi Realty, Inc.	1,834,314	1,564,316
#	Sirtec International Co. Ltd.	581,000	532,720
#	Sitronix Technology Corp.	733,774	4,640,238
#	Siward Crystal Technology Co. Ltd.	1,161,705	856,869
#	Soft-World International Corp.	385,000	1,443,211
	Solar Applied Materials Technology Corp.	2,627,531	4,784,661
#	Solteam, Inc.	454,269	733,177
*	Solytech Enterprise Corp.	310,000	117,760
#	Sonix Technology Co. Ltd.	951,000	1,174,371
#	Southeast Cement Co. Ltd.	1,181,000	715,798
#	Speed Tech Corp.	706,000	1,109,481
	Spirox Corp.	257,745	534,732
#	Sporton International, Inc.	600,844	3,696,653
#	Sports Gear Co. Ltd.	173,000	712,298
#	St. Shine Optical Co. Ltd.	384,000	2,212,645
#	Standard Chemical & Pharmaceutical Co. Ltd.	562,040	1,052,456

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Standard Foods Corp.	2,674,734	$2,851,632
#	Stark Technology, Inc.	618,520	2,718,072
#	S-Tech Corp.	391,838	319,218
#	STL Technology Co. Ltd.	106,000	232,200
#	Sumeeko Industries Co. Ltd.	99,000	264,134
*	Sun Race Sturmey-Archer, Inc.	204,000	141,384
#*	Sun Yad Construction Co. Ltd.	570,495	235,501
	Sunfun Info Co. Ltd.	165,080	171,085
#	Sunjuice Holdings Co. Ltd.	76,000	299,901
#*	Sunko INK Co. Ltd.	373,800	172,794
#	SunMax Biotechnology Co. Ltd.	146,000	1,222,086
#	Sunny Friend Environmental Technology Co. Ltd.	557,257	1,401,961
#	Sunonwealth Electric Machine Industry Co. Ltd.	1,912,001	5,609,024
#	Sunplus Innovation Technology, Inc.	100,000	435,632
#*	Sunplus Technology Co. Ltd.	2,976,153	2,535,479
#	Sunrex Technology Corp.	1,238,145	2,326,471
#	Sunspring Metal Corp.	932,291	881,125
#*	Super Dragon Technology Co. Ltd.	170,000	149,114
	Superalloy Industrial Co. Ltd.	22,000	39,510
#	Superior Plating Technology Co. Ltd.	89,000	164,333
#	Supreme Electronics Co. Ltd.	3,451,051	6,301,671
#	Swancor Holding Co. Ltd.	421,000	1,098,683
#	Sweeten Real Estate Development Co. Ltd.	1,263,556	1,169,576
#	Symtek Automation Asia Co. Ltd.	426,555	2,874,306
#	Syncmold Enterprise Corp.	718,000	2,078,657
		Shares	Value»
TAIWAN — (Continued)
#*	SYNergy ScienTech Corp.	104,000	$187,011
	Syngen Biotech Co. Ltd.	14,000	52,386
#	Synmosa Biopharma Corp.	1,443,975	1,478,904
	Synnex Technology International Corp.	3,903,732	8,390,380
	Syn-Tech Chem & Pharm Co. Ltd.	22,000	62,360
#	Syscom Computer Engineering Co.	71,000	122,053
#	Systex Corp.	963,293	3,764,333
#	T3EX Global Holdings Corp.	712,178	1,651,571
	TA Chen Stainless Pipe	9,367,566	9,690,082
#	Ta Ya Electric Wire & Cable	4,102,191	5,108,838
	Ta Yih Industrial Co. Ltd.	167,000	133,546
	Tah Hsin Industrial Corp.	233,378	485,574
#	TAI Roun Products Co. Ltd.	228,000	116,507
#	TA-I Technology Co. Ltd.	758,834	1,032,683
#*	Tai Tung Communication Co. Ltd.	933,230	630,704
	Taichung Commercial Bank Co. Ltd.	27,918,336	16,037,063
#	TaiDoc Technology Corp.	531,532	2,313,072
#	Taiflex Scientific Co. Ltd.	1,255,657	1,721,155
#	Tailyn Technologies, Inc.	73,000	73,203
#	Taimide Tech, Inc.	644,940	1,309,970
#	Tainan Enterprises Co. Ltd.	643,289	674,651
#	Tainan Spinning Co. Ltd.	7,949,791	3,317,698
*	Tainergy Tech Co. Ltd.	285,000	108,420
#	Tai-Saw Technology Co. Ltd.	498,960	351,066
#	Taishin Financial Holding Co. Ltd.	34,772,491	18,457,528
#	TaiSol Electronics Co. Ltd.	478,000	860,962
#*	Taisun Enterprise Co. Ltd.	1,090,775	646,546
#	Taita Chemical Co. Ltd.	1,632,792	662,093

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	TAI-TECH Advanced Electronics Co. Ltd.	314,000	$1,064,383
	Taitien Electronics Co. Ltd.	94,000	67,279
	Taiwan Business Bank	27,874,094	12,733,238
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	682,331	790,194
	Taiwan Cogeneration Corp.	2,955,578	3,673,015
	Taiwan Cooperative Financial Holding Co. Ltd.	20,548,420	15,235,252
	Taiwan Environment Scientific Co. Ltd.	91,280	72,373
#	Taiwan FamilyMart Co. Ltd.	205,000	1,184,430
	Taiwan Fertilizer Co. Ltd.	2,950,000	4,676,648
#	Taiwan Fire & Marine Insurance Co. Ltd.	1,425,880	1,248,892
	Taiwan Fructose Co. Ltd.	62,540	31,319
#	Taiwan FU Hsing Industrial Co. Ltd.	1,126,000	1,778,003
#*	Taiwan Glass Industry Corp.	6,301,904	3,199,933
	Taiwan High Speed Rail Corp.	5,263,000	4,372,112
	Taiwan Hon Chuan Enterprise Co. Ltd.	2,360,906	11,569,060
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	1,354,900	1,542,517
#*	Taiwan IC Packaging Corp.	305,000	133,710
††	Taiwan Land Development Corp.	6,008,009	92,246
#	Taiwan Line Tek Electronic	515,700	404,192
#	Taiwan Mask Corp.	1,529,000	2,242,831
	Taiwan Mobile Co. Ltd.	6,083,900	20,425,123
#	Taiwan Navigation Co. Ltd.	1,552,720	1,371,172
	Taiwan Paiho Ltd.	2,145,152	4,364,046
#	Taiwan PCB Techvest Co. Ltd.	2,197,816	2,253,292
	Taiwan Pelican Express Co. Ltd.	11,000	11,473
#	Taiwan Sakura Corp.	1,186,243	3,002,929
		Shares	Value»
TAIWAN — (Continued)
#	Taiwan Sanyo Electric Co. Ltd.	541,650	$636,900
#	Taiwan Secom Co. Ltd.	1,664,405	6,237,762
#	Taiwan Semiconductor Co. Ltd.	1,689,000	2,697,096
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	40,130,652	1,339,283,671
	Taiwan Semiconductor Manufacturing Co. Ltd. (TSM US), Sponsored ADR	2,331,292	487,986,041
#	Taiwan Shin Kong Security Co. Ltd.	1,721,226	2,151,629
#	Taiwan Speciality Chemicals Corp.	54,000	431,492
#	Taiwan Steel Union Co. Ltd.	141,000	454,272
#*	Taiwan Styrene Monomer	3,139,404	964,998
	Taiwan Surface Mounting Technology Corp.	2,268,674	7,150,729
#	Taiwan Taxi Co. Ltd.	210,722	821,696
#*	Taiwan TEA Corp.	4,313,896	2,520,528
#	Taiwan Union Technology Corp.	2,182,000	10,801,761
#	Taiwan-Asia Semiconductor Corp.	2,113,537	1,746,664
#	Taiyen Biotech Co. Ltd.	707,910	685,725
*	Tang Eng Iron Works Co. Ltd.	152,000	145,075
#*	Tatung Co. Ltd.	4,436,588	5,870,023
#*	TBI Motion Technology Co. Ltd.	323,000	491,544
	TCC Group Holdings Co. Ltd.	14,251,055	13,774,404
	TCI Co. Ltd.	707,282	2,483,570
	Te Chang Construction Co. Ltd.	499,980	942,778
	Team Group, Inc.	15,000	34,246
	Teco Electric & Machinery Co. Ltd.	4,344,000	7,041,590
	Tehmag Foods Corp.	120,860	1,172,198
	TEKOM Technologies, Inc.	40,000	73,128

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Ten Ren Tea Co. Ltd.	171,170	$156,417
	Tera Autotech Corp.	24,863	19,239
	Test Research, Inc.	1,115,370	4,210,200
#	Test Rite International Co. Ltd.	1,513,166	930,194
#*	Tex-Ray Industrial Co. Ltd.	959,000	300,956
#	Thermaltake Technology Co. Ltd.	260,391	266,734
	Thinking Electronic Industrial Co. Ltd.	520,058	2,570,457
#	Thye Ming Industrial Co. Ltd.	904,793	1,814,452
	Tofu Restaurant Co. Ltd.	23,280	167,871
	Ton Yi Industrial Corp.	6,541,300	2,992,625
	Tong Hsing Electronic Industries Ltd.	1,410,637	5,349,998
	Tong Ming Enterprise Co. Ltd.	133,000	133,174
#	Tong Yang Industry Co. Ltd.	2,539,341	8,301,425
#	Tong-Tai Machine & Tool Co. Ltd.	1,539,804	1,326,195
#	Top Union Electronics Corp.	863,835	824,341
	Topco Scientific Co. Ltd.	1,091,707	9,568,864
#	Topco Technologies Corp.	307,468	640,147
#	Topkey Corp.	465,000	2,880,097
#	Topoint Technology Co. Ltd.	1,041,993	1,039,697
#	Toung Loong Textile Manufacturing	626,980	374,757
#*	TPK Holding Co. Ltd.	2,495,000	2,837,967
#	Trade-Van Information Services Co.	388,000	1,085,516
	Transart Graphics Co. Ltd.	31,000	47,374
#	Transcend Information, Inc.	1,258,870	3,294,902
	Transcom, Inc.	294,030	1,099,327
	Tripod Technology Corp.	1,865,660	10,942,092
	Trusval Technology Co. Ltd.	45,867	239,324
#	Tsang Yow Industrial Co. Ltd.	383,000	312,573
#	Tsann Kuen Enterprise Co. Ltd.	497,865	457,225
		Shares	Value»
TAIWAN — (Continued)
#	TSC Auto ID Technology Co. Ltd.	215,085	$1,359,103
#	TSEC Corp.	550,000	283,774
	TSRC Corp.	4,275,154	2,652,808
	TST Group Holding Ltd.	6,600	19,648
	Ttet Union Corp.	262,000	1,160,799
	TTFB Co. Ltd.	148,036	913,217
	TTY Biopharm Co. Ltd.	1,555,991	3,571,333
#*	Tul Corp.	46,000	98,696
	Tung Ho Steel Enterprise Corp.	4,416,052	9,129,410
	Tung Ho Textile Co. Ltd.	17,000	12,611
#	Tung Thih Electronic Co. Ltd.	457,400	1,174,144
#	TURVO International Co. Ltd.	229,515	1,546,804
*	Twinhead International Corp.	40,000	96,836
	TXC Corp.	2,510,762	7,453,033
#	TYC Brother Industrial Co. Ltd.	1,212,333	2,344,582
#	Tycoons Group Enterprise	2,237,327	601,319
#	Tyntek Corp.	1,844,413	1,174,822
#	TZE Shin International Co. Ltd.	652,200	431,419
#	UDE Corp.	533,000	1,437,415
#	Ultra Chip, Inc.	260,000	561,113
	U-MEDIA Communications, Inc.	22,000	33,032
#	U-Ming Marine Transport Corp.	3,491,200	6,091,827
#	Unic Technology Corp.	517,000	439,566
#	Unictron Technologies Corp.	112,000	212,106
	Unimicron Technology Corp.	4,277,563	17,836,693
	Union Bank of Taiwan	11,129,003	5,221,700
#*	Union Insurance Co. Ltd.	195,000	189,969
	Uni-President Enterprises Corp.	16,263,734	38,615,642
#	Unitech Computer Co. Ltd.	543,365	595,546
#*	Unitech Printed Circuit Board Corp.	4,418,078	4,061,120

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	United Alloy-Tech Co.	59,000	$71,278
	United Integrated Services Co. Ltd.	937,640	14,450,410
#	United Microelectronics Corp. (2303 TT)	24,563,441	29,284,685
#	United Microelectronics Corp. (UMC US), Sponsored ADR	82,862	478,942
	United Orthopedic Corp.	572,468	1,625,937
#	United Radiant Technology	548,000	327,615
#	United Recommend International Co. Ltd.	239,785	420,301
#*	United Renewable Energy Co. Ltd.	8,651,644	2,628,316
*††	Unity Opto Technology Co. Ltd.	3,736,276	0
#	Univacco Technology, Inc.	301,000	445,804
#	Universal Cement Corp.	2,954,065	2,544,494
	Universal Microelectronics Co. Ltd.	29,000	20,557
#	Universal Microwave Technology, Inc.	115,000	1,570,958
	Universal Textile Co. Ltd.	46,000	23,386
#	Universal Vision Biotechnology Co. Ltd.	292,764	1,823,399
#	Universal, Inc.	199,000	210,450
#	UPC Technology Corp.	5,396,684	1,451,213
#*	UPI Semiconductor Corp.	38,000	252,347
#	Userjoy Technology Co. Ltd.	320,536	732,281
#	USI Corp.	4,092,226	1,448,959
#*	Usun Technology Co. Ltd.	217,100	329,954
#	U-Tech Media Corp.	438,000	215,074
#	Utechzone Co. Ltd.	377,000	1,267,482
#	UVAT Technology Co. Ltd.	189,000	452,294
#	Value Valves Co. Ltd.	201,000	563,696
		Shares	Value»
TAIWAN — (Continued)
#	Vanguard International Semiconductor Corp.	5,395,382	$15,464,462
	Ve Wong Corp.	704,524	794,060
#	Ventec International Group Co. Ltd.	456,000	1,110,690
#	VIA Labs, Inc.	107,000	384,866
*	Victory New Materials Ltd. Co.	596,500	154,946
#	Viking Tech Corp.	467,000	550,339
#	Visco Vision, Inc.	207,000	1,027,181
	VisEra Technologies Co. Ltd.	242,000	2,362,558
#	Visual Photonics Epitaxy Co. Ltd.	741,224	3,633,552
#	Vivotek, Inc.	60,000	236,467
	Vizionfocus, Inc.	25,000	119,446
	Voltronic Power Technology Corp.	246,007	13,885,163
#	Wafer Works Corp.	4,240,113	3,171,354
#	Waffer Technology Corp.	821,479	1,486,852
#	Wah Hong Industrial Corp.	418,280	523,162
#	Wah Lee Industrial Corp.	1,303,400	4,557,023
#	Walsin Lihwa Corp.	8,189,881	6,093,587
#	Walsin Technology Corp.	2,132,496	5,962,352
#	Walton Advanced Engineering, Inc.	2,036,662	831,532
#	Wan Hai Lines Ltd.	2,531,972	5,804,866
#	WAN HWA Enterprise Co.	428,452	162,928
#*	We & Win Development Co. Ltd.	393,000	142,670
#*	We&Win Diversification Co. Ltd.	337,898	271,374
	WEI Chih Steel Industrial Co. Ltd.	336,000	221,127
#	Wei Chuan Foods Corp.	2,541,000	1,381,190
#	Weikeng Industrial Co. Ltd.	2,926,979	3,008,712
#	Well Shin Technology Co. Ltd.	624,443	1,139,554
	Welldone Co.	131,000	190,786
	WELLELL, Inc.	308,463	229,159
#*	Wha Yu Industrial Co. Ltd.	574,000	298,881
#	Wholetech System Hitech Ltd.	393,000	1,255,895
#*	Win Semiconductors Corp.	2,038,248	6,383,253

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Winbond Electronics Corp.	14,373,328	$6,238,771
#	Winmate, Inc.	208,000	1,052,235
#	Winstek Semiconductor Co. Ltd.	523,000	1,729,196
*††	Wintek Corp.	6,349,135	0
	WinWay Technology Co. Ltd.	79,000	2,864,295
#	Wisdom Marine Lines Co. Ltd.	3,469,849	6,573,925
#*	Wisechip Semiconductor, Inc.	157,000	164,015
#	Wiselink Co. Ltd.	320,123	922,023
#	Wistron Corp.	6,777,169	22,241,655
	Wistron NeWeb Corp.	1,547,896	6,647,778
#	WITS Corp.	278,365	881,899
	Wiwynn Corp.	217,000	14,305,170
#	Wonderful Hi-Tech Co. Ltd.	736,000	767,809
#	Wowprime Corp.	661,856	4,510,914
	WPG Holdings Ltd.	5,574,957	11,906,950
	WT Microelectronics Co. Ltd.	2,124,766	7,162,807
#	WUS Printed Circuit Co. Ltd.	1,091,507	1,526,157
#	WW Holding, Inc.	33,884	101,730
#*	XAC Automation Corp.	275,000	185,298
#	XinTec, Inc.	1,210,000	7,588,567
#	X-Legend Entertainment Co. Ltd.	52,000	157,220
#	Xxentria Technology Materials Corp.	1,120,098	1,923,964
#	Ya Horng Electronic Co. Ltd.	129,000	222,359
	Yageo Corp.	1,053,657	17,100,637
#	Yang Ming Marine Transport Corp.	6,339,491	13,008,073
#	Yankey Engineering Co. Ltd.	260,176	3,732,247
#	YC INOX Co. Ltd.	2,720,814	1,672,695
#	YCC Parts Manufacturing Co. Ltd.	109,000	184,864
#	Yea Shin International Development Co. Ltd.	1,631,860	1,522,734
#*	Yeh-Chiang Technology Corp.	39,000	35,501
#	Yem Chio Co. Ltd.	2,972,064	1,544,865
#	Yen Sun Technology Corp.	418,000	580,197
		Shares	Value»
TAIWAN — (Continued)
#*	Yeong Guan Energy Technology Group Co. Ltd.	712,054	$793,552
#	YFC-Boneagle Electric Co. Ltd.	740,454	553,054
	YFY, Inc.	7,432,997	6,750,044
#	Yi Jinn Industrial Co. Ltd.	1,461,700	882,483
	Yi Shin Textile Industrial Co. Ltd.	112,000	77,756
*	Yieh Hsing Enterprise Co. Ltd.	150,000	43,173
#	Yieh Phui Enterprise Co. Ltd.	6,780,358	3,182,744
	Yonyu Plastics Co. Ltd.	546,050	412,884
#	Young Fast Optoelectronics Co. Ltd.	669,137	1,121,097
*	Young Optics, Inc.	20,000	35,438
#	Youngtek Electronics Corp.	862,569	1,593,874
#	Yuan High-Tech Development Co. Ltd.	26,000	143,410
	Yuanta Financial Holding Co. Ltd.	30,167,764	31,727,636
#	Yuanta Futures Co. Ltd.	189,145	487,454
#	Yuen Chang Stainless Steel Co. Ltd.	311,000	157,207
#	Yuen Foong Yu Consumer Products Co. Ltd.	452,000	576,784
#	Yulon Finance Corp.	1,692,403	5,851,184
#	Yulon Motor Co. Ltd.	3,232,526	4,890,465
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	385,350	883,772
#	Yungshin Construction & Development Co. Ltd.	805,200	3,071,450
#	YungShin Global Holding Corp.	1,316,400	2,099,159
#	Yusin Holding Corp.	118,000	449,785
#	Zeng Hsing Industrial Co. Ltd.	401,733	1,306,340
#	Zenitron Corp.	1,297,000	1,165,156
#	Zero One Technology Co. Ltd.	664,868	2,578,980
#	Zhen Ding Technology Holding Ltd.	3,373,350	12,082,966

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Zig Sheng Industrial Co. Ltd.	3,171,638	$898,661
	ZillTek Technology Corp.	11,000	101,766
#*	Zinwell Corp.	2,008,979	901,662
#	Zippy Technology Corp.	747,028	1,403,240
#	Zyxel Group Corp.	2,120,320	2,467,735
TOTAL TAIWAN			5,371,868,205
THAILAND — (1.6%)
	AAPICO Hitech PCL (AH/F TB)	2,032,688	863,176
	AAPICO Hitech PCL (AH-R TB), NVDR	30,260	12,850
#*	Absolute Clean Energy PCL	13,363,300	511,913
	Advanced Info Service PCL	2,305,509	19,443,639
	Advanced Information Technology PCL	7,684,650	985,826
	AEON Thana Sinsap Thailand PCL	682,500	2,351,002
	After You PCL	2,021,200	561,194
	Airports of Thailand PCL	5,831,200	9,567,151
*	AJ Plast PCL	2,056,218	158,758
*	All Energy & Utilities PCL	17,226,600	97,195
	Allianz Ayudhya Capital PCL	136,500	125,657
	Amata Corp. PCL	5,658,800	4,201,039
*	Ananda Development PCL	16,269,707	241,570
	AP Thailand PCL	18,573,436	4,384,820
	Asia Plus Group Holdings PCL	18,197,900	1,253,723
*	Asia Precision PCL	835,000	44,137
	Asia Sermkij Leasing PCL, NVDR	1,638,750	423,374
	Asia Sermkij Leasing PCL	152,100	39,295
	Asian Alliance International PCL	1,859,200	295,374
	Asian Insulators PCL	2,470,690	253,856
	Asian Sea Corp. PCL	1,848,050	428,056
#	Asset World Corp. PCL	13,806,800	1,295,605
	Assetwise PCL	90,900	21,055
	B Grimm Power PCL	2,163,500	976,546
	Bangchak Corp. PCL	7,829,200	8,021,007
	Bangchak Sriracha PCL	2,718,500	431,892
#	Bangkok Airways PCL	3,599,100	1,998,609
		Shares	Value»
THAILAND — (Continued)
	Bangkok Aviation Fuel Services PCL	114,600	$33,351
	Bangkok Bank PCL (BBLF TB)	2,198,200	10,052,644
#	Bangkok Chain Hospital PCL	3,655,150	1,552,150
#	Bangkok Commercial Asset Management PCL	11,146,598	1,903,280
	Bangkok Dusit Medical Services PCL, Class F	14,307,800	9,984,656
	Bangkok Expressway & Metro PCL	14,145,455	2,835,392
	Bangkok Land PCL	91,314,152	1,410,048
	Bangkok Life Assurance PCL, NVDR	1,617,728	864,710
*	Bangkok Ranch PCL	4,050,800	210,509
	Banpu PCL	25,360,513	3,765,481
	Banpu Power PCL	2,191,900	559,773
	BCPG PCL	2,144,300	410,712
#	BEC World PCL	6,788,131	822,437
#	Berli Jucker PCL	4,310,750	2,854,632
	Betagro PCL	544,500	281,345
*	Better World Green PCL	31,992,467	275,510
*	Beyond Securities PCL	1,832,100	39,716
	BG Container Glass PCL	828,300	166,029
	BKI Holdings PCL	165,140	1,412,333
	Bluebik Group PCL	80,500	86,058
*	Bound & Beyond PCL	614,200	137,705
	Brooker Group PCL	6,490,100	106,000
#*	BTS Group Holdings PCL	12,291,500	2,244,773
	Bumrungrad Hospital PCL	1,461,400	7,811,492
#	Cal-Comp Electronics Thailand PCL, Class F	23,187,238	5,267,479
#	Carabao Group PCL	925,500	1,937,572
	Central Pattana PCL	3,142,600	4,946,037
	Central Plaza Hotel PCL	1,194,700	1,002,235
	Central Retail Corp. PCL	5,238,817	5,172,699
#	CH Karnchang PCL	5,007,867	2,453,743
	Charoen Pokphand Foods PCL	12,509,200	8,172,306
	Chayo Group PCL	3,674,400	259,690
	Chiang Mai Ram Medical Business PCL	102,800	5,037

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
#	Chularat Hospital PCL	31,421,400	$2,034,110
	CK Power PCL	8,164,000	703,062
	Com7 PCL	3,942,800	2,575,846
*	Country Group Development PCL	23,756,500	204,585
*	Country Group Holdings PCL	14,076,611	246,628
	CP ALL PCL	4,728,400	7,301,464
	Delta Electronics Thailand PCL	4,450,200	16,651,082
*	Demco PCL	1,164,700	98,917
#	Dhipaya Group Holdings PCL	3,194,000	1,915,926
	Diamond Building Products PCL	1,408,200	311,539
	Dohome PCL	539,100	117,665
	Don Muang Tollway PCL	938,700	295,478
*	Dusit Thani PCL	153,900	45,473
#	Dynasty Ceramic PCL	18,206,350	848,819
	Eastern Polymer Group PCL	5,960,700	598,283
#	Eastern Water Resources Development & Management PCL	4,568,900	287,634
	Ekachai Medical Care PCL	3,021,790	583,271
	Electricity Generating PCL	577,800	1,913,131
#	Energy Absolute PCL	22,036,000	2,028,555
#	Erawan Group PCL	9,979,900	995,767
	Exotic Food PCL	1,343,000	709,886
#	Forth Corp. PCL	1,084,600	288,260
	Forth Smart Service PCL	1,486,849	291,409
	Fortune Parts Industry PCL	2,261,200	123,552
	Frasers Property Thailand PCL	109,400	27,614
	GFPT PCL	3,649,222	996,966
*	Global Green Chemicals PCL	84,300	10,264
#	Global Power Synergy PCL	1,077,926	984,298
*	Green Tech Ventures PCL	19,913,318	70,961
	Gulf Energy Development PCL	2,766,100	4,743,646
#	Gunkul Engineering PCL	22,083,700	1,298,463
	Haad Thip PCL	1,366,500	649,265
		Shares	Value»
THAILAND — (Continued)
	Hana Microelectronics PCL	3,531,053	$2,474,621
	Heng Leasing & Capital PCL	4,499,200	146,967
	Home Product Center PCL	15,956,815	4,146,166
	Humanica PCL	73,500	15,388
	Hwa Fong Rubber Thailand PCL	695,600	87,996
	ICC International PCL	64,049	60,863
#	Ichitan Group PCL	5,097,900	1,922,593
	Index Livingmall PCL	1,231,200	544,763
#	Indorama Ventures PCL	5,093,000	3,478,515
	Interlink Communication PCL	2,531,650	402,207
	Internet Thailand PCL	66,500	10,861
	Intouch Holdings PCL	205,300	592,886
#	IRPC PCL	44,838,190	1,504,593
	IT City PCL	163,900	19,274
	I-TAIL Corp. PCL	892,900	450,759
#*	Italian-Thai Development PCL	42,721,673	583,577
*††	ITV PLC	183,700	0
#	Jasmine International PCL	22,575,504	1,307,267
#*	Jasmine Technology Solution PCL	444,200	712,303
#	Jaymart Group Holdings PCL	3,207,800	1,038,308
#	JMT Network Services PCL	3,392,997	1,481,130
	Jubilee Enterprise PCL	210,000	62,049
	Kang Yong Electric PCL	8,200	69,642
	Karmarts PCL	4,968,793	1,431,248
	Kasikornbank PCL (KBANKF TB)	91,000	437,773
	Kasikornbank PCL (KBANKR TB), NVDR	714,000	3,403,029
	KCE Electronics PCL	4,599,564	3,004,912
	KGI Securities Thailand PCL	6,636,500	823,773
#	Khon Kaen Sugar Industry PCL	15,113,249	803,347
#	Kiatnakin Phatra Bank PCL	1,122,407	1,733,190
	Krung Thai Bank PCL	6,944,432	4,722,420

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
#	Krungthai Card PCL	2,212,600	$3,334,505
	Ladprao General Hospital PCL	1,209,300	152,262
	Lalin Property PCL	1,613,800	270,764
	Lam Soon Thailand PCL	2,756,000	399,385
	Land & Houses PCL (LHF TB)	18,140,000	2,477,921
#	Land & Houses PCL (LHR TB), NVDR	3,074,080	419,919
	LH Financial Group PCL	29,081,608	664,969
	Loxley PCL	11,146,635	450,168
#	LPN Development PCL	9,471,996	618,809
	Major Cineplex Group PCL	2,706,300	1,125,114
*	Malee Group PCL	1,487,800	386,585
	Master Style PcL	157,500	135,635
	MBK PCL	5,863,628	3,169,058
	MC Group PCL	2,242,000	659,118
	MCS Steel PCL	3,750,900	690,589
*	MDX PCL	484,300	42,857
#	Mega Lifesciences PCL	2,158,200	2,018,806
	Minor International PCL	10,628,130	7,574,614
	MK Restaurants Group PCL	1,147,800	599,890
*	Mono Next PCL	5,055,100	196,650
#	Moshi Moshi Retail Corp. PLC	365,600	385,413
	Muang Thai Insurance PCL	27,600	86,877
	Muangthai Capital PCL	2,489,000	3,233,667
	Namyong Terminal PCL	2,764,400	252,839
	Netbay PCL	728,674	320,249
	Ngern Tid Lor PCL	3,981,853	1,962,844
	Noble Development PCL	5,961,100	392,981
	Nonthavej Hospital PCL	72,300	63,873
	Northeast Rubber PCL	8,613,900	1,253,396
	NSL Foods PCL	227,400	178,949
#	Origin Property PCL	5,780,135	587,025
#	Osotspa PCL	3,313,900	1,594,215
	PCS Machine Group Holding PCL	1,542,500	163,068
#*	Plan B Media PCL	12,805,468	2,737,917
*	Platinum Group PCL	2,830,700	158,032
	Polyplex Thailand PCL	2,228,587	681,646
	Praram 9 Hospital PCL	1,807,850	1,186,443
		Shares	Value»
THAILAND — (Continued)
#	Precious Shipping PCL	8,257,500	$1,495,791
	Premier Marketing PCL	2,431,700	606,571
#	Prima Marine PCL	10,213,134	2,213,983
*	Principal Capital PCL	1,957,300	158,095
	Property Perfect PCL	68,971,887	266,261
	Pruksa Holding PCL	4,631,700	880,264
*	PSG Corp. PCL	2,586,700	26,117
#	PTG Energy PCL	8,443,900	1,868,064
	PTT Exploration & Production PCL	5,536,569	20,962,511
	PTT Global Chemical PCL	4,878,958	3,114,999
#	PTT Oil & Retail Business PCL	5,361,000	1,846,699
	PTT PCL	36,706,900	34,336,076
	Quality Houses PCL	50,381,204	2,558,333
#	R&B Food Supply PCL	2,190,000	370,690
*	Raimon Land PCL	20,471,100	158,055
	Rajthanee Hospital PCL	1,046,000	593,277
	Ramkhamhaeng Hospital PCL	10,500	6,673
#	Ratch Group PCL	2,390,200	2,022,886
	Ratchaphruek Hospital PCL	2,968,000	475,938
#	Ratchthani Leasing PCL	15,207,094	587,059
	Regional Container Lines PCL	2,570,000	1,831,626
	Rojana Industrial Park PCL	5,984,112	1,021,786
#*	RS PCL	6,625,120	210,509
#	S Hotels & Resorts PCL	8,172,386	485,368
	Sabina PCL	1,106,615	584,937
	Saha Pathana Inter-Holding PCL	33,600	57,871
	Sahamitr Pressure Container PCL	1,503,700	413,043
	Saha-Union PCL	755,300	695,302
	Saksiam Leasing PCL	2,812,000	350,717
#*	Samart Corp. PCL	2,520,199	486,453
	Sansiri PCL	96,462,785	4,898,333
#	Sappe PCL	816,900	1,334,209
#	SC Asset Corp. PCL	14,575,016	1,159,942
	SCB X PCL	2,083,969	7,735,594
††	SCG Ceramics PCL	6,288,800	35,482
	SCG Packaging PCL	3,507,300	1,718,499
#	SCGJWD Logistics PCL	160,400	40,011
	SEAFCO PCL	4,810,502	314,272

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Sena Development PCL	4,559,850	$295,188
#	Sermsang Power Corp. Co. Ltd.	2,603,206	401,980
	Siam Cement PCL	651,900	2,981,220
	Siam Global House PCL	4,085,193	1,213,123
	Siam Wellness Group PCL	3,165,800	521,758
	Siamgas & Petrochemicals PCL	5,893,300	1,295,038
	Sikarin PCL	1,439,500	369,760
*	Singer Thailand PCL	2,218,600	444,708
#	Singha Estate PCL	21,262,581	448,298
	SiS Distribution Thailand PCL	260,200	200,897
#	SISB PCL	1,235,400	935,492
*	SKY ICT PCL	142,800	89,051
*	SNC Former PCL	1,905,000	325,278
	Somboon Advance Technology PCL	2,007,925	638,004
	SPCG PCL	3,684,200	880,707
#	Sri Trang Agro-Industry PCL	6,783,839	3,162,770
#	Sri Trang Gloves Thailand PCL	5,507,477	1,332,916
#	Srinanaporn Marketing PCL	1,416,100	513,034
	Srisawad Capital 1969 PCL	5,668,728	218,837
#	Srisawad Corp. PCL	3,195,523	3,511,042
	Srithai Superware PCL	8,983,000	298,766
	Srivichai Vejvivat PCL	2,926,491	686,541
#	Star Petroleum Refining PCL	11,338,699	1,784,561
	Stars Microelectronics Thailand PCL	2,510,702	101,397
#	Stecon Group PCL	4,183,287	726,718
*	Stella X PCL	13,241,300	70,778
*	STP & I PCL	8,594,426	755,442
#	Supalai PCL	9,224,625	4,602,040
*	Super Energy Corp. PCL	141,162,575	922,220
	Susco PCL	4,075,000	333,987
	SVI PCL	2,050,000	413,957
	Syntec Construction PCL	7,690,300	340,269
	TAC Consumer PCL	2,827,069	350,918
#	Taokaenoi Food & Marketing PCL	2,629,500	644,198
*	Tata Steel Thailand PCL	20,449,400	358,282
		Shares	Value»
THAILAND — (Continued)
	Thai Life Insurance PCL	1,691,500	$527,416
	Thai Nakarin Hospital PCL	168,000	182,094
#	Thai Oil PCL	4,175,389	3,223,760
*	Thai Reinsurance PCL	9,194,700	139,252
	Thai Solar Energy PCL	3,860,485	79,101
	Thai Stanley Electric PCL (STANLY/F TB)	231,200	1,496,707
	Thai Stanley Electric PCL (STANLY-R TB), NVDR	7,500	48,552
	Thai Union Group PCL	10,137,260	3,612,387
	Thai Vegetable Oil PCL	3,470,257	2,164,080
	Thai Wah PCL	4,164,200	306,673
#	Thaicom PCL	4,822,100	1,632,426
#	Thaifoods Group PCL	10,502,626	985,547
	Thanachart Capital PCL	1,058,300	1,563,487
	Thonburi Healthcare Group PCL	1,183,200	477,848
#	Thoresen Thai Agencies PCL	10,575,500	1,400,645
	Tipco Asphalt PCL (TASCO/F TB)	3,543,490	1,904,593
	Tipco Asphalt PCL (TASCO-R TB), NVDR	607,700	326,633
	TIPCO Foods PCL	1,532,900	464,308
#	Tisco Financial Group PCL (TISCO/F TB)	997,700	2,947,918
	Tisco Financial Group PCL (TISCOR TB), NVDR	90	266
	TKS Technologies PCL	2,077,972	339,387
	TMBThanachart Bank PCL	56,078,683	3,297,277
	TMT Steel PCL	2,855,800	267,983
	TOA Paint Thailand PCL	1,826,799	656,400
	TPC Power Holding PCL	1,179,100	140,757
	TPI Polene PCL	50,215,960	1,491,194
	TPI Polene Power PCL	16,075,339	1,403,459
#	TQM Alpha PCL	1,138,196	642,189
	Triple i Logistics PCL	280,400	40,801
*	True Corp. PCL	42,900,684	14,905,360
	TTCL PCL	1,845,578	100,294
#	TTW PCL	6,340,900	1,685,258

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Union Auction PCL	1,622,000	$363,656
#	Unique Engineering & Construction PCL	5,285,405	364,132
	United Paper PCL	2,099,100	479,972
	Univanich Palm Oil PCL	5,283,100	1,521,784
	Univentures PCL	4,635,300	173,437
	Vanachai Group PCL	5,890,840	521,298
#*	VGI PCL	12,707,400	1,147,157
	WHA Corp. PCL	22,243,300	3,144,116
#	WHA Utilities & Power PCL	4,684,900	539,789
	WICE Logistics PCL	2,343,900	247,789
	Workpoint Entertainment PCL	2,023,180	333,442
#*	Xspring Capital PCL	26,075,833	735,621
TOTAL THAILAND			454,194,860
TURKEY — (1.1%)
	Adel Kalemcilik Ticaret ve Sanayi AS	453,560	404,053
*	Adese Alisveris Merkezleri Ticaret AS	9,532,456	547,393
	Agesa Hayat ve Emeklilik AS	307,731	1,205,147
#	Akbank TAS	12,009,412	21,705,312
	Akcansa Cimento AS	303,373	1,763,092
	Aksa Akrilik Kimya Sanayii AS	6,376,824	2,052,916
#	Aksa Enerji Uretim AS	873,455	1,000,997
*	Aksigorta AS	3,421,294	766,281
#	Alarko Holding AS	540,663	1,297,637
#*	Albaraka Turk Katilim Bankasi AS	17,445,925	3,482,341
*	Alcatel-Lucent Teletas Telekomunikasyon AS	46,946	180,199
*	Alkim Alkali Kimya AS	1,044,912	505,274
*	Anadolu Anonim Turk Sigorta Sirketi	1,346,833	4,147,193
#	Anadolu Efes Biracilik Ve Malt Sanayii AS	478,509	2,154,086
	Anadolu Hayat Emeklilik AS	532,267	1,476,351
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	115,761	199,625
#*	Arcelik AS	325,658	1,150,973
		Shares	Value»
TURKEY — (Continued)
	ARD Grup Bilisim Teknolojileri AS	1,274,137	$1,285,584
*	Arena Bilgisayar Sanayi ve Ticaret AS	59,805	59,924
#	Aselsan Elektronik Sanayi Ve Ticaret AS	1,207,107	2,983,855
#	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	656,248	2,153,013
	ATP YAZILIM VE TEKNOLOJI AS	116,795	356,632
	Aydem Yenilenebilir Enerji AS	671,729	415,310
	Ayen Enerji AS	32,977	26,463
	Aygaz AS	347,195	1,539,154
*	Bagfas Bandirma Gubre Fabrikalari AS	282,584	175,118
*	Baticim Bati Anadolu Cimento Sanayii AS	13,815,654	1,686,131
*	BatiSoke Soke Cimento Sanayii TAS	1,317,356	486,285
*	Bera Holding AS	4,820,287	2,293,320
	BIM Birlesik Magazalar AS	286,459	4,394,656
*	Biotrend Cevre VE Enerji Yatirimlari AS	732,821	299,269
*	Birlesim Muhendislik Isitma Sogutma Havalandirma Sanayi VE Ticaret AS	840,365	350,483
	Bogazici Beton Sanayi Ve Ticaret AS	677,027	439,675
#*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	60,522	663,609
	Borusan Yatirim ve Pazarlama AS	5,752	288,509
*	Bosch Fren Sistemleri Sanayi ve Ticaret AS	1,768	31,536
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	137,002	322,043
	Bursa Cimento Fabrikasi AS	6,327,843	1,490,740
*	Can2 Termik AS	1,811,639	77,215

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Celebi Hava Servisi AS	17,127	$918,844
*	Cemas Dokum Sanayi AS	4,704,233	385,836
	Cemtas Celik Makina Sanayi Ve Ticaret AS	1,609,337	402,328
*	Cimbeton Hazirbeton ve Prefabrik Yapi Elemanlari Sanayi ve Ticaret AS	5,199	356,414
	Cimsa Cimento Sanayi VE Ticaret AS	1,474,348	2,190,826
	Coca-Cola Icecek AS	2,569,534	4,080,551
	Deva Holding AS	263,930	525,293
	Dogan Sirketler Grubu Holding AS	6,941,612	2,626,919
	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	729,983	169,282
#	Dogus Otomotiv Servis ve Ticaret AS	462,406	2,426,905
	Eczacibasi Yatirim Holding Ortakligi AS	73,688	388,021
	EGE Endustri VE Ticaret AS	4,033	1,064,270
	EGE Gubre Sanayii AS	336,669	647,496
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	859,769	1,073,274
Ω	Enerjisa Enerji AS	703,788	1,200,425
#	Enka Insaat ve Sanayi AS	2,194,936	2,976,550
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	87,598	430,075
#	Eregli Demir ve Celik Fabrikalari TAS	3,791,356	2,370,526
	Escar Turizm Tasimacilik Ticaret AS	963,701	1,218,990
*	Escort Teknoloji Yatirim AS	163,624	231,233
*	Esenboga Elektrik Uretim AS	459,956	371,179
	Europap Tezol Kagit Sanayi VE Ticaret AS	539,611	263,007
		Shares	Value»
TURKEY — (Continued)
*	Europen Endustri Insaat Sanayi VE Ticaret AS	4,481,999	$533,661
#	Ford Otomotiv Sanayi AS	27,522	713,347
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	60,098	197,021
*	Gersan Elektrik Ticaret ve Sanayi AS	1,722,976	427,379
*	Girsim Elektrik Sanayi Taahut Ve Ticaret AS	283,869	405,049
	Global Yatirim Holding AS	5,239,285	2,569,538
#	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	103,575	1,220,208
*	Goodyear Lastikleri TAS	205,803	95,187
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	1,746,775	1,141,037
*	GSD Holding AS	8,495,925	857,183
*	Gubre Fabrikalari TAS	32,889	244,968
*	Hitit Bilgisayar Hizmetleri AS	261,415	304,525
*	Ihlas Holding AS	1,562,253	126,354
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	3,539,577	757,353
#*	Info Yatirim AS	2,093,917	144,792
*	Inveo Yatirim Holding AS	785,770	157,279
#*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	470,364	727,857
*	Is Finansal Kiralama AS	4,278,335	1,558,350
	Is Yatirim Menkul Degerler AS	3,020,077	3,767,373
*	Isiklar Enerji ve Yapi Holding AS	3,588,618	872,439
*	Izmir Demir Celik Sanayi AS	4,578,613	671,331
	Jantsa Jant Sanayi Ve Ticaret AS	1,358,015	924,546
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	674,063	603,083

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	2,003,435	$1,954,602
#*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	6,910,355	5,248,813
*	Karel Elektronik Sanayi ve Ticaret AS	156,434	40,370
*	Karsan Otomotiv Sanayii Ve Ticaret AS	1,491,134	499,811
#*	Kartonsan Karton Sanayi ve Ticaret AS	59,568	194,849
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	9,534,848	539,399
*	Kerevitas Gida Sanayi ve Ticaret AS	776,249	279,039
	Kervan Gida Sanayi Ve Ticaret AS	4,885,443	292,025
	Kiler Holding AS	75,129	60,843
	KOC Holding AS	2,000,948	9,485,536
	Kocaer Celik Sanayi Ve Ticaret AS	3,376,975	1,131,429
#	Kontrolmatik Enerji Ve Muhendislik AS	260,198	259,331
*	Konya Cimento Sanayii AS	5,107	903,594
#*	Kordsa Teknik Tekstil AS	324,497	615,400
*	Koza Anadolu Metal Madencilik Isletmeleri AS	380,012	735,858
	LDR Turizm AS	282,510	1,213,108
	Logo Yazilim Sanayi Ve Ticaret AS	367,845	1,233,544
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	961,338	576,815
*	Loras Holding AS	319,465	18,441
*	Margun Enerji Uretim Sanayi VE Ticaret AS	619,428	397,137
	Matriks Bilgi Dagitim Hizmetleri AS	19,447	11,207
		Shares	Value»
TURKEY — (Continued)
#Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	1,573,287	$3,111,651
*	Menderes Tekstil Sanayi ve Ticaret AS	714,467	201,545
#*	MIA Teknoloji AS	1,767,732	1,830,213
#	Migros Ticaret AS	74,650	1,216,219
*Ω	MLP Saglik Hizmetleri AS	378,691	4,145,285
*	Naturel Yenilenebilir Enerji Ticaret AS	270,745	593,398
	Naturelgaz Sanayi ve Ticaret AS	297,110	47,066
*	NET Holding AS	1,414,526	1,746,832
	Nuh Cimento Sanayi AS	283,836	2,187,261
#*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	7,940,165	1,248,393
*	Orge Enerji Elektrik Taahhut AS	387,937	917,825
	Osmanli Yatirim Menkul Degerler AS	339,722	86,891
	Otokar Otomotiv Ve Savunma Sanayi AS	51,372	590,014
#*	Oyak Cimento Fabrikalari AS	3,833,869	2,593,720
*	Oyak Yatirim Menkul Degerler AS	307,029	285,613
	Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	203,772	265,210
*	Parsan Makina Parcalari Sanayii AS	17,340	40,986
#*	Pegasus Hava Tasimaciligi AS	873,618	5,703,582
*	Peker Gayrimenkul Yatirim Ortakligi AS	7,902,397	303,865
	Penta Teknoloji Urunleri Dagitim Ticaret AS	539,793	234,582
#*	Petkim Petrokimya Holding AS	2,664,681	1,299,218
*	Petrokent Turizm AS	7,853	51,930
	Polisan Holding AS	487,538	149,065
*	Politeknik Metal Sanayi ve Ticaret AS	1,785	337,776
*	Qua Granite Hayal	3,236,610	310,170
*	Ral Yatirim Holding AS	154,398	1,734,960

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Reysas Tasimacilik ve Lojistik Ticaret AS	2,688,542	$1,421,585
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	2,566,755	1,305,927
#*	Sasa Polyester Sanayi AS	1,710,697	174,489
*	Say Yenilenebilir Enerji Ekipmanlari Sanayi ve Ticaret AS	245,351	295,429
	SDT Uzay VE Savunma Teknolojileri AS	19,188	105,600
	Sekerbank Turk AS	13,727,520	1,544,598
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	684,094	1,332,341
	Sok Marketler Ticaret AS	1,073,246	1,163,972
	SUN Tekstil Sanayi Ve Ticaret AS	489,914	500,937
	Suwen Tekstil Sanayi Pazarlama AS	497,910	300,170
*	Tapdi Oksijen Ozel Saglik Hizmetleri Sanayi VE Ticaret AS	19,473	28,234
#*	TAV Havalimanlari Holding AS	408,330	3,162,227
*	Tekfen Holding AS	2,194,636	3,897,312
*	Teknosa Ic Ve Dis Ticaret AS	659,782	532,723
#	Tofas Turk Otomobil Fabrikasi AS	449,960	2,789,679
*	Tukas Gida Sanayi ve Ticaret AS	4,914,979	857,354
*	Tumosan Motor ve Traktor Sanayi AS	248,970	776,656
#*	Turk Altin Isletmeleri AS	798,685	502,184
#*	Turk Hava Yollari AO	1,661,642	14,669,475
*	Turk Ilac VE Serum Sanayi AS	37,255	19,484
#*	Turk Telekomunikasyon AS	2,326,620	3,277,296
#	Turk Traktor ve Ziraat Makineleri AS	111,270	2,127,480
#	Turkcell Iletisim Hizmetleri AS	3,133,392	9,423,692
	Turkiye Garanti Bankasi AS	2,048,140	7,268,822
#	Turkiye Is Bankasi AS, Class C	29,158,737	11,500,061
		Shares	Value»
TURKEY — (Continued)
	Turkiye Petrol Rafinerileri AS	3,708,983	$14,591,719
	Turkiye Sigorta AS	3,856,193	1,928,910
#*	Turkiye Sinai Kalkinma Bankasi AS	16,051,342	6,088,518
#	Turkiye Sise ve Cam Fabrikalari AS	2,407,989	2,548,865
#*	Turkiye Vakiflar Bankasi TAO, Class D	9,170,636	7,008,503
#*	Ulker Biskuvi Sanayi AS	359,260	1,206,571
*	Ulusoy Un Sanayi ve Ticaret AS	1,183,910	196,520
*	Usak Seramik Sanayii AS	597,485	220,701
#*	Vakif Finansal Kiralama AS	15,712,815	866,713
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	144,972	313,995
	Vestel Beyaz Esya Sanayi ve Ticaret AS	3,382,845	1,430,453
*	Vestel Elektronik Sanayi ve Ticaret AS	1,028,555	1,756,030
#	Yapi ve Kredi Bankasi AS	15,416,512	13,191,434
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	906,339	693,183
*	Yayla Agro Gida Sanayi VE Nakliyat AS	616,382	162,505
*	YEO Teknoloji Enerji VE Endustri AS	161,574	246,187
	Ziraat Gayrimenkul Yatirim Ortakligi AS	1,131,674	467,261
#*	Zorlu Enerji Elektrik Uretim AS	11,609,650	1,319,087
TOTAL TURKEY			291,334,801
UNITED ARAB EMIRATES — (1.6%)
	Abu Dhabi Commercial Bank PJSC	8,888,324	28,966,888
	Abu Dhabi Islamic Bank PJSC	6,729,319	28,566,147
	Abu Dhabi National Hotels	6,878,660	1,101,069
	Abu Dhabi National Insurance Co. PSC	130,367	221,813

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Abu Dhabi National Oil Co. for Distribution PJSC	9,190,180	$8,995,190
*	Abu Dhabi Ports Co. PJSC	1,797,985	2,423,073
	Abu Dhabi Ship Building Co. PJSC	435,036	726,393
	ADNOC Drilling Co. PJSC	6,587,883	9,683,220
	Agility Global PLC	2,060,545	740,371
	Agthia Group PJSC	2,388,575	4,010,401
	Air Arabia PJSC	17,773,379	14,937,782
*	Ajman Bank PJSC	9,280,976	4,290,183
*	AL Seer Marine Supplies & Equipment Co. LLC	848,104	871,219
	Aldar Properties PJSC	6,627,292	13,788,320
	Alpha Dhabi Holding PJSC	286,594	889,205
	Amanat Holdings PJSC	7,799,646	2,291,283
	Americana Restaurants International PLC - Foreign Co.	524,017	334,840
*	Amlak Finance PJSC	8,588,913	2,007,709
*	Apex Investment Co. PSC	2,402,808	3,052,633
*††	Arabtec Holding PJSC	1,809,860	0
*	Aramex PJSC	5,064,139	3,899,713
	Burjeel Holdings PLC	5,384,793	2,928,106
*	Dana Gas PJSC	40,289,990	8,331,337
	Deyaar Development PJSC	11,438,161	2,894,563
	Dubai Electricity & Water Authority PJSC	5,349,941	3,729,063
	Dubai Financial Market PJSC	8,442,548	3,375,631
	Dubai Investments PJSC	12,768,689	7,536,591
	Dubai Islamic Bank PJSC	15,610,530	32,661,816
	Emaar Development PJSC	8,566,346	30,595,187
	Emaar Properties PJSC	22,589,280	82,909,678
	Emirates Central Cooling Systems Corp.	4,144,466	1,972,413
	Emirates Driving Co.	359,027	271,308
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Emirates Integrated Telecommunications Co. PJSC	1,154,517	$2,474,792
	Emirates NBD Bank PJSC	5,334,526	30,279,429
*	Emirates Reem Investments PJSC	46,142	36,946
	Emirates Telecommunications Group Co. PJSC	6,974,241	32,454,738
*	EMSTEEL Building Materials PJSC	10,601,833	3,575,941
*	Eshraq Investments PJSC	7,422,542	713,017
	Fertiglobe PLC	7,133,017	4,814,684
	First Abu Dhabi Bank PJSC	7,403,512	29,286,577
*	Ghitha Holding PJSC	120,320	807,982
*	Gulf Navigation Holding PJSC	1,112,100	1,597,228
*	Gulf Pharmaceutical Industries PSC	1,246,662	522,237
*	International Holding Co. PJSC	16,916	1,855,861
*	Manazel PJSC	8,913,842	818,800
*	Multiply Group PJSC	10,509,497	6,033,133
	National Central Cooling Co. PJSC	164,777	131,070
*	National Corp. for Tourism & Hotels	281,656	194,620
	Palms Sports PrJSC	144,639	346,674
*	Presight AI Holding PLC	1,003,587	627,866
	RAK Properties PJSC	10,350,829	3,402,184
	Ras Al Khaimah Ceramics	3,373,190	2,369,622
	Salik Co. PJSC	4,239,033	5,588,188
*	Shuaa Capital PSC	7,690,265	539,503
*	Space42 PLC	4,314,630	2,394,927
	Taaleem Holdings PJSC	432,302	498,127
	TECOM Group PJSC	792,186	671,195
*	Union Properties PJSC	17,009,230	1,984,477
TOTAL UNITED ARAB EMIRATES			443,022,963
TOTAL COMMON STOCKS			26,762,569,888
PREFERRED STOCKS — (1.0%)
BRAZIL — (0.9%)
*	Alpargatas SA	821,550	871,589

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Banco ABC Brasil SA, 8.156%	709,278	$2,447,983
Ω	Banco BMG SA, 9.788%	874,500	565,637
	Banco Bradesco SA, 9.216%	6,466,753	13,378,230
	Banco do Estado do Rio Grande do Sul SA, 9.604%	1,577,973	2,797,341
	Banco Mercantil do Brasil SA, 5.771%	11,092	72,409
	Banco Pan SA, 3.500%	1,457,052	1,720,324
	Banco Pine SA, 10.738%	310,460	236,402
*	Braskem SA	398,294	941,203
	Centrais Eletricas Brasileiras SA, 9.184%	323,377	2,196,776
	Centrais Eletricas de Santa Catarina SA, 7.823%	65,563	897,277
	Cia de Ferro Ligas da Bahia FERBASA, 6.755%	1,543,128	2,056,958
	Cia De Sanena Do Parana, 6.145%	5,317,906	4,677,242
	Cia Energetica de Minas Gerais, 12.126%	5,479,913	10,277,093
	Cia Energetica do Ceara, 3.969%	72,603	309,343
	Cia Paranaense de Energia - Copel Class B, 4.376%	3,838,043	6,370,414
	Energisa SA, 5.739%	2,742	3,270
	Eucatex SA Industria e Comercio, 10.332%	255,900	587,199
	Gerdau SA, 4.549%	1,913,073	5,637,035
	Isa Energia Brasil SA, 3.307%	705,895	2,874,770
	Itau Unibanco Holding SA, 7.138%	4,680,444	27,078,107
	Marcopolo SA, 6.623%	4,141,425	5,903,110
	Petroleo Brasileiro SA, 16.113%	22,001,222	141,892,362
	Raizen SA, 1.381%	5,626,827	1,829,377
	Randon SA Implementos e Participacoes, 3.992%	1,783,426	2,780,094
	Shares	Value»

BRAZIL — (Continued)
Schulz SA, 7.640%	781,878	$832,177
Taurus Armas SA, 3.765%	454,084	626,264
Track & Field Co. SA, 2.329%	128,862	209,476
Unipar Carbocloro SA, 8.335%	503,605	4,225,972
Usinas Siderurgicas de Minas Gerais SA Usiminas, 5.137%	3,223,567	3,039,306
TOTAL BRAZIL		247,334,740
CHILE — (0.0%)
Coca-Cola Embonor SA Class B, 8.154%	319,716	416,000
Embotelladora Andina SA, 8.954%	897,867	2,997,383
TOTAL CHILE		3,413,383
COLOMBIA — (0.1%)
* Banco Davivienda SA	362,149	1,675,962
Bancolombia SA, 8.541%	80,974	797,223
Grupo Argos SA, 4.269%	93,838	332,506
Grupo Aval Acciones y Valores SA, 4.663%	9,901,271	1,292,699
Grupo de Inversiones Suramericana SA, 4.888%	257,639	1,754,763
TOTAL COLOMBIA		5,853,153
PHILIPPINES — (0.0%)
Cebu Air, Inc., 6.000%	1,125,747	711,979
TOTAL PREFERRED STOCKS		257,313,255
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
* Banco Pine SA Warrants 12/31/2049	596	307
* Diagnosticos da America SA Warrants 04/30/2025	1,868	169

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
*	Empreendimentos Pague Menos SA Rights 02/20/2025	90,908	$1,867
*	Equatorial Energia SA Rights 02/13/2025	9,383	7,626
*	Smartfit Escola de Ginastica e Danca SA Rights 02/04/2025	15,481	8,954
TOTAL BRAZIL			18,923
SOUTH KOREA — (0.0%)
*	Hyundai Motor Securities Co. Ltd. Rights 02/27/2025	94,267	65,526
*	Taesung Co. Ltd. Rights 02/18/2025	4,660	22,290
*	Taihan Fiberoptics Co. Ltd. Rights 02/11/2025	61,242	10,874
TOTAL SOUTH KOREA			98,690
TAIWAN — (0.0%)
*	Career Technology Co. Ltd. Rights 02/10/2025	197,925	4,838
*	CCP Contact Probes Co. Ltd. Rights	62,645	9,283
*	Hwang Chang General Contractor Co. Ltd. Rights	12,699	8,110
*	Leader Electronics, Inc. Rights	14,733	0
*	Sun Yad Construction Co. Ltd. Rights 02/18/2025	92,392	4,658
TOTAL TAIWAN			26,889
		Shares	Value»

THAILAND — (0.0%)
*	Better World Green PCL Warrants	4,479,216	$0
*	Better World Green PCL Warrants 08/13/2025	4,524,644	2,687
*	Energy Absolute PCL Warrants 02/28/2028	3,672,666	0
*	Jasmine International PCL Warrants 10/10/2031	12,050,452	143,139
*	Northeast Rubber PCL Warrants 05/15/2026	1,435,650	22,595
*	Thoresen Thai Agencies PCL Rights	5,287,750	0
*	VGI PCL Warrants 09/03/2025	1,889,970	76,890
TOTAL THAILAND			245,311
TOTAL RIGHTS/WARRANTS			389,813
TOTAL INVESTMENT SECURITIES (Cost $18,826,315,137)			27,020,272,956

			Value†
SECURITIES LENDING COLLATERAL — (1.4%)
@§	The DFA Short Term Investment Fund	34,162,067	395,186,786
TOTAL INVESTMENTS — (100.0%)
(Cost $19,221,465,642)^^			$27,415,459,742
As of January 31, 2025, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	746	03/21/25	$225,163,274	$226,308,425	$1,145,151
Total Futures Contracts			$225,163,274	$226,308,425	$1,145,151

Emerging Markets Core Equity Portfolio
CONTINUED
As of January 31, 2025, the value of Rule 144A securities amounted to $1,002,024,573 or 3.7% of net assets.
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$810,857,345	$36,993	—	$810,894,338
Chile	26,069,759	91,947,155	—	118,016,914
China	532,750,160	6,292,740,496	$1,174,751	6,826,665,407
Colombia	27,584,725	483,782	—	28,068,507
Czech Republic	—	31,147,064	—	31,147,064
Egypt	104,993	7,861,022	—	7,966,015
Greece	—	129,513,400	—	129,513,400
Hong Kong	—	3,588,237	170,857	3,759,094
Hungary	—	57,780,410	—	57,780,410
India	200,410,255	5,336,666,151	—	5,537,076,406
Indonesia	5,856,527	421,966,686	289,664	428,112,877
Kuwait	—	98,020,279	—	98,020,279
Malaysia	—	445,956,086	204	445,956,290
Mexico	514,541,898	2,164,254	—	516,706,152
Peru	25,064,458	—	28	25,064,486
Philippines	2,757,289	155,040,496	67,263	157,865,048
Poland	—	279,288,919	—	279,288,919
Qatar	—	210,651,749	—	210,651,749
Saudi Arabia	776,935	1,070,553,220	—	1,071,330,155
South Africa	104,595,981	754,825,357	—	859,421,338
South Korea	51,152,566	2,506,971,312	720,333	2,558,844,211
Taiwan	492,339,501	4,879,436,458	92,246	5,371,868,205
Thailand	5,499,333	448,660,045	35,482	454,194,860
Turkey	—	291,334,801	—	291,334,801
United Arab Emirates	—	443,022,963	—	443,022,963
Preferred Stocks
Brazil	247,334,740	—	—	247,334,740
Chile	—	3,413,383	—	3,413,383
Colombia	5,853,153	—	—	5,853,153
Philippines	—	711,979	—	711,979
Rights/Warrants
Brazil	—	18,923	—	18,923
South Korea	—	98,690	—	98,690
Taiwan	—	26,889	—	26,889
Thailand	—	245,311	—	245,311
Securities Lending Collateral	—	395,186,786	—	395,186,786
Total Investments in Securities	$3,053,549,618	$24,359,359,296	$2,550,828˂˃	$27,415,459,742
Financial Instruments
Assets
Futures Contracts**	1,145,151	—	—	1,145,151
Total Financial Instruments	$1,145,151	—	—	$1,145,151
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Large Cap Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.2%)
COMMUNICATION SERVICES — (11.1%)
	Alphabet, Inc. (GOOG US), Class C	232,168	$47,733,741
	Alphabet, Inc. (GOOGL US), Class A	272,368	55,568,520
	AT&T, Inc.	219,721	5,213,979
*	Charter Communications, Inc., Class A	10,943	3,780,697
	Comcast Corp., Class A	192,602	6,482,983
	Electronic Arts, Inc.	15,784	1,940,012
	Fox Corp. (FOX US), Class B	18,147	881,944
	Fox Corp. (FOXA US), Class A	16,970	868,525
	Interpublic Group of Cos., Inc.	2,718	77,925
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	1,915	168,558
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	11,140	1,066,098
*	Live Nation Entertainment, Inc.	14,074	2,036,226
	Meta Platforms, Inc., Class A	109,331	75,348,739
*	Netflix, Inc.	12,191	11,907,681
#	News Corp. (NWS US), Class B	17,510	554,192
	News Corp. (NWSA US), Class A	29,959	842,447
	Omnicom Group, Inc.	17,647	1,531,583
*	Pinterest, Inc., Class A	23,644	779,306
*	ROBLOX Corp., Class A	13,630	968,684
*	Snap, Inc., Class A	43,590	492,131
*	Spotify Technology SA	3,689	2,023,601
*	Take-Two Interactive Software, Inc.	7,764	1,440,300
*	TKO Group Holdings, Inc.	3,615	561,084
	T-Mobile U.S., Inc.	25,495	5,939,570
*	Trade Desk, Inc., Class A	14,534	1,724,895
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Verizon Communications, Inc.	136,693	$5,384,337
	Walt Disney Co.	45,163	5,106,129
*	Warner Bros Discovery, Inc.	128,813	1,344,808
	Warner Music Group Corp., Class A	12,595	400,521
TOTAL COMMUNICATION SERVICES			242,169,216
CONSUMER DISCRETIONARY — (11.1%)
*	Airbnb, Inc., Class A	10,645	1,396,305
*	Amazon.com, Inc.	391,558	93,065,505
*	AutoZone, Inc.	1,093	3,661,780
	Best Buy Co., Inc.	20,235	1,737,377
	Booking Holdings, Inc.	1,260	5,969,326
*	Burlington Stores, Inc.	5,275	1,497,731
*	CarMax, Inc.	784	67,142
*	Carnival Corp.	50,250	1,390,417
*	Carvana Co.	6,428	1,590,801
*	Cava Group, Inc.	4,167	562,753
*	Chewy, Inc., Class A	10,342	403,131
*	Chipotle Mexican Grill, Inc.	42,650	2,488,627
*	Coupang, Inc.	40,125	943,339
	Darden Restaurants, Inc.	9,869	1,926,824
*	Deckers Outdoor Corp.	10,659	1,890,480
	Dick's Sporting Goods, Inc.	5,481	1,315,714
	Domino's Pizza, Inc.	2,891	1,298,406
*	DoorDash, Inc., Class A	5,800	1,095,214
	DR Horton, Inc.	7,031	997,699
*	DraftKings, Inc., Class A	22,508	944,211
*	Duolingo, Inc.	1,802	655,910
	eBay, Inc.	44,118	2,977,083
*	Expedia Group, Inc.	8,564	1,464,016
	Ford Motor Co.	324,969	3,275,688
	Garmin Ltd.	11,474	2,476,663
	General Motors Co.	77,684	3,842,251
	Genuine Parts Co.	7,442	865,132
	Hilton Worldwide Holdings, Inc.	10,087	2,582,978
	Home Depot, Inc.	40,965	16,876,761
	Hyatt Hotels Corp., Class A	2,724	431,019
	Las Vegas Sands Corp.	48,097	2,204,285

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lennar Corp. (LEN US), Class A	12,437	$1,632,232
	Lennar Corp. (LENB US), Class B	921	115,853
	Lowe's Cos., Inc.	23,363	6,075,315
*	Lululemon Athletica, Inc.	4,392	1,819,166
	Marriott International, Inc., Class A	9,774	2,840,227
	McDonald's Corp.	29,651	8,560,244
	NIKE, Inc., Class B	41,409	3,184,352
*	NVR, Inc.	283	2,268,579
*	O'Reilly Automotive, Inc.	2,389	3,092,369
	Penske Automotive Group, Inc.	7,005	1,160,238
	Pool Corp.	437	150,437
	PulteGroup, Inc.	15,209	1,730,480
	Ralph Lauren Corp.	3,621	904,164
	Ross Stores, Inc.	27,793	4,184,514
	Royal Caribbean Cruises Ltd.	12,892	3,437,007
*	SharkNinja, Inc.	8,588	960,224
	Starbucks Corp.	46,912	5,051,484
	Tapestry, Inc.	20,980	1,530,281
*	Tesla, Inc.	42,783	17,310,002
	TJX Cos., Inc.	44,806	5,591,341
	Toll Brothers, Inc.	8,308	1,128,309
	Tractor Supply Co.	37,479	2,037,358
*	Ulta Beauty, Inc.	3,474	1,431,809
	Williams-Sonoma, Inc.	9,620	2,033,379
	Yum! Brands, Inc.	12,411	1,619,635
TOTAL CONSUMER DISCRETIONARY			241,743,567
CONSUMER STAPLES — (5.8%)
	Altria Group, Inc.	70,246	3,668,949
	Archer-Daniels-Midland Co.	24,699	1,265,330
*	BJ's Wholesale Club Holdings, Inc.	265	26,248
	Brown-Forman Corp. (BF/A US), Class A	2,905	96,795
#	Brown-Forman Corp. (BFB US), Class B	5,039	166,337
	Bunge Global SA	7,668	583,765
	Campbell's Co.	12,365	479,391
	Casey's General Stores, Inc.	2,811	1,185,595
	Church & Dwight Co., Inc.	14,795	1,561,168
	Clorox Co.	9,971	1,582,198
	Coca-Cola Co.	111,804	7,097,318
	Colgate-Palmolive Co.	30,634	2,655,968
	Constellation Brands, Inc., Class A	13,285	2,401,928
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Costco Wholesale Corp.	16,482	$16,150,382
	Dollar General Corp.	6,025	428,136
	General Mills, Inc.	29,869	1,796,322
	Hershey Co.	6,595	984,304
	Hormel Foods Corp.	40,404	1,211,312
	J.M. Smucker Co.	2,463	263,270
	Kellanova	22,750	1,859,357
	Kenvue, Inc.	176,688	3,761,688
	Keurig Dr. Pepper, Inc.	70,006	2,247,193
	Kimberly-Clark Corp.	27,957	3,633,571
	Kraft Heinz Co.	25,105	749,133
	Kroger Co.	70,888	4,369,536
	McCormick & Co., Inc. (MKC US)	11,980	925,215
	Mondelez International, Inc., Class A	41,278	2,393,711
*	Monster Beverage Corp.	62,646	3,051,487
	PepsiCo, Inc.	61,228	9,226,447
*	Performance Food Group Co.	1,494	134,923
	Philip Morris International, Inc.	64,444	8,390,609
	Procter & Gamble Co.	96,438	16,007,744
	Sysco Corp.	27,064	1,973,507
	Target Corp.	25,396	3,502,362
	Tyson Foods, Inc., Class A	21,893	1,236,736
*	U.S. Foods Holding Corp.	20,207	1,433,283
	Walmart, Inc.	183,760	18,037,882
TOTAL CONSUMER STAPLES			126,539,100
ENERGY — (4.0%)
	Baker Hughes Co.	70,095	3,236,987
	Cheniere Energy, Inc.	18,921	4,231,682
	Chevron Corp.	64,902	9,682,729
	ConocoPhillips	71,141	7,030,865
	Coterra Energy, Inc.	52,180	1,446,430
	Devon Energy Corp.	53,804	1,834,716
	Diamondback Energy, Inc.	15,211	2,500,080
	EOG Resources, Inc.	30,439	3,828,922
	EQT Corp.	31,137	1,591,723
	Exxon Mobil Corp.	194,341	20,761,449
	Halliburton Co.	68,568	1,784,139
	Hess Corp.	25,267	3,512,871
	Kinder Morgan, Inc.	117,037	3,216,177
	Marathon Petroleum Corp.	17,242	2,512,332
	Occidental Petroleum Corp.	36,197	1,688,590
	ONEOK, Inc.	33,828	3,287,067
	Phillips 66	15,635	1,842,898
	Schlumberger NV	58,455	2,354,567

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Targa Resources Corp.	17,382	$3,420,778
	TechnipFMC PLC	22,503	676,215
#	Texas Pacific Land Corp.	1,613	2,092,335
	Valero Energy Corp.	20,742	2,758,686
	Williams Cos., Inc.	40,307	2,234,217
TOTAL ENERGY			87,526,455
FINANCIALS — (13.9%)
*	Affirm Holdings, Inc.	17,092	1,043,808
	Aflac, Inc.	27,153	2,915,689
	Allstate Corp.	17,604	3,385,777
	American Express Co.	27,540	8,742,573
	American International Group, Inc.	44,771	3,297,832
	Ameriprise Financial, Inc.	7,698	4,182,785
	Aon PLC, Class A	7,173	2,659,892
#	Apollo Global Management, Inc.	13,010	2,224,450
	Arch Capital Group Ltd.	25,879	2,408,559
	ARES Management Corp., Class A	5,101	1,011,120
	Arthur J Gallagher & Co.	6,861	2,070,787
	Bank of America Corp.	173,590	8,037,217
	Bank of New York Mellon Corp.	37,726	3,241,795
*	Berkshire Hathaway, Inc., Class B	44,591	20,898,464
	Blackrock, Inc.	3,111	3,345,881
	Blackstone, Inc.	15,860	2,808,965
*	Block, Inc.	27,359	2,484,744
	Brown & Brown, Inc.	16,668	1,744,473
	Capital One Financial Corp.	12,909	2,629,692
	Carlyle Group, Inc.	25,009	1,404,505
	Cboe Global Markets, Inc.	6,406	1,308,938
	Charles Schwab Corp.	50,017	4,137,406
	Chubb Ltd.	10,145	2,758,223
	Cincinnati Financial Corp.	11,162	1,529,752
	Citigroup, Inc.	58,141	4,734,422
	Citizens Financial Group, Inc.	33,460	1,591,692
	CME Group, Inc.	8,967	2,120,875
*	Coinbase Global, Inc., Class A	5,345	1,557,159
	Corebridge Financial, Inc.	54,737	1,847,921
*	Corpay, Inc.	5,878	2,236,520
	Discover Financial Services	18,031	3,625,854
		Shares	Value†
FINANCIALS — (Continued)
	East West Bancorp, Inc.	1,417	$145,909
	Equitable Holdings, Inc.	29,315	1,595,322
	Erie Indemnity Co., Class A	3,277	1,320,467
	Everest Group Ltd.	3,222	1,119,677
	FactSet Research Systems, Inc.	3,168	1,502,931
	Fidelity National Financial, Inc.	22,132	1,287,418
	Fidelity National Information Services, Inc.	38,494	3,136,106
	Fifth Third Bancorp	44,571	1,974,941
	First Citizens BancShares, Inc., Class A	686	1,512,417
*	Fiserv, Inc.	17,632	3,809,217
	Global Payments, Inc.	11,987	1,352,733
	Goldman Sachs Group, Inc.	7,918	5,070,687
	Hartford Financial Services Group, Inc.	25,799	2,877,878
	Huntington Bancshares, Inc.	75,475	1,298,170
	Interactive Brokers Group, Inc., Class A	2,300	500,112
	Intercontinental Exchange, Inc.	11,915	1,904,374
	Jack Henry & Associates, Inc.	4,541	790,543
	Jefferies Financial Group, Inc.	15,132	1,163,499
	JPMorgan Chase & Co.	106,443	28,452,214
	KeyCorp	76,759	1,380,127
	KKR & Co., Inc.	12,395	2,070,833
	Loews Corp.	16,790	1,434,706
	LPL Financial Holdings, Inc.	6,313	2,316,177
	M&T Bank Corp.	8,401	1,690,617
*	Markel Group, Inc.	858	1,569,093
	Marsh & McLennan Cos., Inc.	20,337	4,410,689
	Mastercard, Inc., Class A	32,789	18,211,994
	MetLife, Inc.	61,622	5,330,919
	Moody's Corp.	6,193	3,093,032
	Morgan Stanley	30,800	4,263,644
	Morningstar, Inc.	580	190,611
	MSCI, Inc.	5,328	3,179,591
	Nasdaq, Inc.	25,109	2,067,475
	Northern Trust Corp.	15,050	1,689,965
*	PayPal Holdings, Inc.	31,240	2,767,239
	PNC Financial Services Group, Inc.	9,899	1,989,204

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Principal Financial Group, Inc.	18,106	$1,492,840
	Progressive Corp.	28,621	7,053,359
	Prudential Financial, Inc.	18,521	2,236,596
	Raymond James Financial, Inc.	14,591	2,458,292
	Regions Financial Corp.	47,477	1,169,833
	Reinsurance Group of America, Inc.	5,078	1,157,073
	RenaissanceRe Holdings Ltd.	3,272	761,002
*	Robinhood Markets, Inc., Class A	49,376	2,565,083
*	Rocket Cos., Inc., Class A	2,917	36,754
	S&P Global, Inc.	6,445	3,360,487
*	SoFi Technologies, Inc.	8,200	129,396
	State Street Corp.	20,144	2,047,033
	Synchrony Financial	27,961	1,928,750
	T. Rowe Price Group, Inc.	15,476	1,809,454
#*	Toast, Inc., Class A	23,139	946,848
	Tradeweb Markets, Inc., Class A	5,189	658,484
	Travelers Cos., Inc.	22,331	5,475,115
	Truist Financial Corp.	52,109	2,481,431
	U.S. Bancorp	38,293	1,829,640
	Visa, Inc., Class A	65,002	22,217,684
	W.R. Berkley Corp.	26,851	1,579,644
	Wells Fargo & Co.	110,486	8,706,297
	Willis Towers Watson PLC	7,722	2,544,901
TOTAL FINANCIALS			301,104,297
HEALTH CARE — (8.8%)
	Abbott Laboratories	55,742	7,131,074
	AbbVie, Inc.	72,896	13,405,574
††	Abiomed, Inc.	2,233	34,857
	Agilent Technologies, Inc.	17,051	2,583,568
*	Align Technology, Inc.	1,444	316,395
*	Alnylam Pharmaceuticals, Inc.	7,291	1,978,121
	Amgen, Inc.	22,963	6,554,099
*	Avantor, Inc.	51,752	1,153,035
	Becton Dickinson & Co.	7,695	1,905,282
*	Boston Scientific Corp.	30,968	3,169,884
	Bristol-Myers Squibb Co.	112,637	6,639,951
	Cardinal Health, Inc.	17,569	2,172,583
	Cencora, Inc.	13,910	3,536,061
*	Centene Corp.	23,101	1,479,157
		Shares	Value†
HEALTH CARE — (Continued)
	Cigna Group	10,516	$3,093,912
*	Cooper Cos., Inc.	15,178	1,465,436
	Danaher Corp.	14,331	3,192,087
*	DaVita, Inc.	5,940	1,046,628
*	Dexcom, Inc.	9,115	791,455
*	Edwards Lifesciences Corp.	24,393	1,767,273
	Elevance Health, Inc.	7,662	3,031,853
	Eli Lilly & Co.	27,924	22,648,598
*	Fortrea Holdings, Inc.	7,957	133,757
*	GE HealthCare Technologies, Inc.	32,036	2,828,779
	Gilead Sciences, Inc.	69,213	6,727,504
*	GRAIL, Inc.	158	4,784
	HCA Healthcare, Inc.	6,594	2,175,427
*	Hologic, Inc.	17,721	1,278,393
	Humana, Inc.	4,710	1,381,113
*	IDEXX Laboratories, Inc.	3,158	1,332,834
#*	Illumina, Inc.	5,672	752,901
*	Incyte Corp.	6,672	494,796
*	Insmed, Inc.	4,456	341,240
*	Insulet Corp.	4,026	1,120,758
*	Intuitive Surgical, Inc.	4,473	2,558,019
*	IQVIA Holdings, Inc.	13,430	2,704,265
	Johnson & Johnson	83,151	12,651,425
	Labcorp Holdings, Inc.	4,812	1,202,038
	McKesson Corp.	5,100	3,033,225
	Medtronic PLC	32,384	2,941,115
	Merck & Co., Inc.	71,579	7,073,437
*	Mettler-Toledo International, Inc.	1,313	1,791,510
*	Molina Healthcare, Inc.	4,089	1,269,267
*	Natera, Inc.	5,561	983,852
*	Neurocrine Biosciences, Inc.	7,190	1,091,586
	Pfizer, Inc.	64,896	1,721,042
	Quest Diagnostics, Inc.	9,146	1,491,713
*	Regeneron Pharmaceuticals, Inc.	2,249	1,513,532
	ResMed, Inc.	8,336	1,968,796
	Revvity, Inc.	9,257	1,167,585
*	Sarepta Therapeutics, Inc.	566	64,366
*	Solventum Corp.	1,931	143,010
	STERIS PLC	4,577	1,009,915
	Stryker Corp.	11,032	4,316,711
*	Tenet Healthcare Corp.	3,486	491,143
	Thermo Fisher Scientific, Inc.	9,754	5,830,454
*	United Therapeutics Corp.	3,500	1,229,095
	UnitedHealth Group, Inc.	26,677	14,472,006

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Universal Health Services, Inc., Class B	5,543	$1,045,188
*	Veeva Systems, Inc., Class A	6,817	1,590,133
*	Vertex Pharmaceuticals, Inc.	4,830	2,229,914
	Viatris, Inc.	34,755	392,036
*	Waters Corp.	3,884	1,613,724
	West Pharmaceutical Services, Inc.	3,171	1,083,055
	Zimmer Biomet Holdings, Inc.	9,359	1,024,623
	Zoetis, Inc.	16,176	2,764,478
TOTAL HEALTH CARE			192,131,427
INDUSTRIALS — (10.0%)
	3M Co.	17,182	2,615,100
	AECOM	8,486	894,764
*	Amentum Holdings, Inc.	8,883	186,276
	AMETEK, Inc.	14,174	2,615,953
	Automatic Data Processing, Inc.	19,668	5,959,601
*	Axon Enterprise, Inc.	2,444	1,593,928
*	Boeing Co.	18,166	3,206,662
	Booz Allen Hamilton Holding Corp.	11,170	1,440,930
	Broadridge Financial Solutions, Inc.	8,561	2,039,401
*	Builders FirstSource, Inc.	9,667	1,617,096
	Carlisle Cos., Inc.	3,641	1,418,024
	Carrier Global Corp.	17,174	1,122,836
	Caterpillar, Inc.	24,313	9,030,821
	CH Robinson Worldwide, Inc.	8,754	870,935
	Cintas Corp.	12,737	2,554,660
*	Clean Harbors, Inc.	3,672	855,576
	CNH Industrial NV	8,039	103,542
	Comfort Systems USA, Inc.	969	423,211
*	Copart, Inc.	55,596	3,220,676
	CSX Corp.	96,560	3,173,927
	Cummins, Inc.	8,390	2,988,937
	Curtiss-Wright Corp.	432	149,878
*	Dayforce, Inc.	5,774	408,453
	Deere & Co.	13,115	6,250,084
	Delta Air Lines, Inc.	64,372	4,330,304
	Dover Corp.	8,685	1,768,961
	Eaton Corp. PLC	10,312	3,366,249
	EMCOR Group, Inc.	3,776	1,691,875
	Emerson Electric Co.	18,002	2,339,360
	Equifax, Inc.	7,155	1,966,051
		Shares	Value†
INDUSTRIALS — (Continued)
	Expeditors International of Washington, Inc.	8,368	$950,437
	Fastenal Co.	32,672	2,392,897
	FedEx Corp.	12,202	3,231,944
	Ferguson Enterprises, Inc.	16,331	2,957,871
	Fortive Corp.	18,180	1,478,579
	GE Vernova, Inc.	4,658	1,736,875
	General Dynamics Corp.	7,513	1,930,691
	General Electric Co.	29,422	5,989,437
	Graco, Inc.	1,662	139,891
	HEICO Corp. (HEI US)	2,731	652,545
	HEICO Corp. (HEIA US), Class A	4,226	804,335
	Honeywell International, Inc.	26,791	5,993,682
	Howmet Aerospace, Inc.	21,008	2,659,193
	Hubbell, Inc.	3,957	1,673,851
	IDEX Corp.	5,549	1,244,696
	Illinois Tool Works, Inc.	14,340	3,716,354
	Ingersoll Rand, Inc.	18,244	1,711,287
	Jacobs Solutions, Inc.	7,989	1,119,499
	JB Hunt Transport Services, Inc.	8,306	1,422,153
	Johnson Controls International PLC	44,942	3,505,476
	L3Harris Technologies, Inc.	7,988	1,693,536
	Leidos Holdings, Inc.	8,787	1,248,018
	Lennox International, Inc.	3,058	1,811,620
	Lockheed Martin Corp.	9,663	4,473,486
	Masco Corp.	16,290	1,291,471
	Norfolk Southern Corp.	12,256	3,128,957
	Northrop Grumman Corp.	4,514	2,199,537
	Old Dominion Freight Line, Inc.	13,752	2,552,509
	Otis Worldwide Corp.	17,765	1,695,136
	Owens Corning	8,261	1,524,568
	PACCAR, Inc.	33,949	3,764,265
	Parker-Hannifin Corp.	4,054	2,866,381
	Paychex, Inc.	26,371	3,894,206
	Pentair PLC	12,739	1,320,779
	Quanta Services, Inc.	8,542	2,627,605
	Republic Services, Inc.	10,719	2,324,630
#*	Rocket Lab USA, Inc.	20,985	609,614
	Rockwell Automation, Inc.	7,847	2,184,840
	Rollins, Inc.	33,519	1,659,190
	RTX Corp.	33,348	4,300,225

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Saia, Inc.	1,401	$672,634
	Snap-on, Inc.	4,264	1,514,360
#	Southwest Airlines Co.	44,803	1,375,900
	SS&C Technologies Holdings, Inc.	19,772	1,600,543
	Textron, Inc.	11,325	866,476
	Trane Technologies PLC	6,791	2,463,435
	TransDigm Group, Inc.	2,331	3,154,636
	TransUnion	14,345	1,423,741
*	Uber Technologies, Inc.	38,676	2,585,491
	U-Haul Holding Co. (UHAL/B US)	6,990	452,533
	Union Pacific Corp.	24,963	6,185,582
*	United Airlines Holdings, Inc.	32,801	3,471,658
	United Parcel Service, Inc., Class B	28,145	3,215,003
	United Rentals, Inc.	4,833	3,663,704
	Veralto Corp.	18,113	1,872,703
	Verisk Analytics, Inc.	10,140	2,914,642
	Vertiv Holdings Co., Class A	18,931	2,215,306
	Waste Management, Inc.	20,212	4,451,895
	Watsco, Inc. (WSO US)	2,566	1,228,062
	Westinghouse Air Brake Technologies Corp.	9,077	1,887,290
	WW Grainger, Inc.	3,567	3,790,544
*	XPO, Inc.	10,341	1,382,281
	Xylem, Inc.	11,569	1,435,019
TOTAL INDUSTRIALS			216,509,775
INFORMATION TECHNOLOGY — (28.7%)
	Accenture PLC, Class A	25,281	9,731,921
*	Adobe, Inc.	14,236	6,227,538
*	Advanced Micro Devices, Inc.	29,887	3,465,398
*	Akamai Technologies, Inc.	10,661	1,065,034
	Amphenol Corp., Class A	48,536	3,435,378
	Analog Devices, Inc.	10,299	2,182,255
	Apple, Inc.	578,056	136,421,216
	Applied Materials, Inc.	33,837	6,102,503
*	AppLovin Corp., Class A	19,638	7,258,008
*	Arista Networks, Inc.	18,322	2,111,244
*	Aspen Technology, Inc.	4,817	1,269,520
*	Atlassian Corp., Class A	1,789	548,829
*	Autodesk, Inc.	8,497	2,645,456
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Bentley Systems, Inc., Class B	14,308	$666,037
	Broadcom, Inc.	102,221	22,618,441
*	Cadence Design Systems, Inc.	5,810	1,729,172
	CDW Corp.	6,180	1,230,685
	Cisco Systems, Inc.	133,824	8,109,734
*	Cloudflare, Inc., Class A	6,795	940,428
	Cognizant Technology Solutions Corp., Class A	34,972	2,889,037
*	Coherent Corp.	6,253	565,834
	Corning, Inc.	53,351	2,778,520
*	Crowdstrike Holdings, Inc., Class A	3,224	1,283,378
*	Datadog, Inc., Class A	9,997	1,426,672
	Dell Technologies, Inc., Class C	14,068	1,457,445
*	DocuSign, Inc.	10,251	991,579
*	Dynatrace, Inc.	14,447	834,314
	Entegris, Inc.	8,229	835,573
*	F5, Inc.	4,053	1,204,795
*	Fair Isaac Corp.	1,764	3,304,960
*	First Solar, Inc.	8,708	1,458,764
*	Flex Ltd.	28,816	1,200,186
*	Fortinet, Inc.	24,169	2,438,169
*	Gartner, Inc.	5,566	3,021,392
	Gen Digital, Inc.	54,742	1,473,107
*	GoDaddy, Inc., Class A	10,131	2,154,357
*	Guidewire Software, Inc.	3,530	745,783
	Hewlett Packard Enterprise Co.	91,810	1,945,454
	HP, Inc.	67,928	2,207,660
*	HubSpot, Inc.	1,648	1,284,665
	International Business Machines Corp.	49,339	12,615,982
	Intuit, Inc.	5,498	3,307,102
	Jabil, Inc.	5,140	834,787
*	Keysight Technologies, Inc.	10,346	1,845,209
	KLA Corp.	5,497	4,058,105
	Lam Research Corp.	45,023	3,649,114
*	Manhattan Associates, Inc.	4,146	864,814
	Marvell Technology, Inc.	15,483	1,747,411
	Microchip Technology, Inc.	27,686	1,503,350
	Micron Technology, Inc.	26,256	2,395,598
	Microsoft Corp.	273,015	113,317,606
#*	MongoDB, Inc.	2,042	558,119
	Monolithic Power Systems, Inc.	1,525	971,989

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Motorola Solutions, Inc.	6,417	$3,011,177
	NetApp, Inc.	17,381	2,122,220
*	Nutanix, Inc., Class A	22,461	1,544,531
	NVIDIA Corp.	1,205,495	144,743,785
	NXP Semiconductors NV	23,446	4,889,663
*	Okta, Inc.	12,454	1,173,416
*	ON Semiconductor Corp.	23,833	1,247,419
	Oracle Corp.	63,417	10,784,695
*	Palantir Technologies, Inc., Class A	24,007	1,980,337
*	Palo Alto Networks, Inc.	14,809	2,731,076
*	PTC, Inc.	5,144	995,261
*	Pure Storage, Inc., Class A	9,449	640,548
	QUALCOMM, Inc.	42,085	7,277,759
	Roper Technologies, Inc.	3,302	1,900,796
	Salesforce, Inc.	20,275	6,927,968
*	Samsara, Inc., Class A	9,271	477,457
	Seagate Technology Holdings PLC	10,893	1,049,650
*	ServiceNow, Inc.	4,496	4,578,637
	Skyworks Solutions, Inc.	14,330	1,271,931
*	Snowflake, Inc., Class A	2,098	380,808
*	Synopsys, Inc.	3,624	1,904,340
	TE Connectivity PLC	18,765	2,776,657
*	Teledyne Technologies, Inc.	2,427	1,240,998
	Teradyne, Inc.	9,918	1,148,405
	Texas Instruments, Inc.	27,474	5,071,975
*	Trimble, Inc.	19,100	1,431,736
*	Twilio, Inc., Class A	11,676	1,711,468
*	Tyler Technologies, Inc.	1,832	1,102,205
*	VeriSign, Inc.	8,057	1,732,255
*	Western Digital Corp.	18,546	1,207,901
*	Workday, Inc., Class A	3,528	924,548
*	Zebra Technologies Corp., Class A	2,342	917,924
*	Zoom Communications, Inc.	13,680	1,189,339
*	Zscaler, Inc.	3,328	674,220
TOTAL INFORMATION TECHNOLOGY			623,692,732
MATERIALS — (2.3%)
	Air Products & Chemicals, Inc.	7,151	2,397,444
		Shares	Value†
MATERIALS — (Continued)
	Albemarle Corp.	1,772	$149,185
#	Amcor PLC	98,822	960,550
	Avery Dennison Corp.	4,492	834,299
	Ball Corp.	23,825	1,327,052
	CF Industries Holdings, Inc.	14,335	1,321,830
	Corteva, Inc.	36,611	2,389,600
	CRH PLC (CRHCF US)	18,943	1,875,925
	Dow, Inc.	40,842	1,594,880
	DuPont de Nemours, Inc.	21,861	1,678,925
	Ecolab, Inc.	10,551	2,639,755
	Freeport-McMoRan, Inc.	54,508	1,954,112
	International Flavors & Fragrances, Inc.	13,306	1,158,820
#	International Paper Co.	25,882	1,439,816
	Linde PLC	15,395	6,868,017
	LyondellBasell Industries NV, Class A	17,857	1,351,775
	Martin Marietta Materials, Inc.	2,776	1,510,477
	Newmont Corp.	73,494	3,139,664
	Nucor Corp.	6,348	815,274
	Packaging Corp. of America	7,415	1,576,874
	PPG Industries, Inc.	14,198	1,638,165
	Reliance, Inc.	4,458	1,290,591
	RPM International, Inc.	11,396	1,442,734
	Sherwin-Williams Co.	9,602	3,439,052
	Smurfit WestRock PLC	24,576	1,304,740
	Southern Copper Corp.	3,650	334,413
	Steel Dynamics, Inc.	13,489	1,729,290
	Vulcan Materials Co.	8,330	2,283,669
	Westlake Corp.	3,152	360,179
TOTAL MATERIALS			50,807,107
REAL ESTATE — (0.3%)
*	CBRE Group, Inc., Class A	18,466	2,672,769
*	CoStar Group, Inc.	17,231	1,319,894
*	Jones Lang LaSalle, Inc.	570	161,196
*»	Millrose Properties, Inc., Class A	6,679	62,110
*	Zillow Group, Inc. (Z US), Class C	10,891	895,458
*	Zillow Group, Inc. (ZG US), Class A	2,573	203,782
TOTAL REAL ESTATE			5,315,209

U.S. Large Cap Equity Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (3.2%)
Alliant Energy Corp.	21,763	$1,281,405
Ameren Corp.	19,509	1,837,748
American Electric Power Co., Inc.	38,985	3,834,565
American Water Works Co., Inc.	14,267	1,778,239
Atmos Energy Corp.	11,378	1,621,479
CenterPoint Energy, Inc.	47,708	1,553,849
CMS Energy Corp.	25,341	1,672,506
Consolidated Edison, Inc.	25,358	2,377,059
Constellation Energy Corp.	10,397	3,118,892
Dominion Energy, Inc.	61,491	3,418,285
DTE Energy Co.	15,148	1,815,942
Duke Energy Corp.	28,171	3,154,870
Edison International	8,123	438,642
Entergy Corp.	31,391	2,545,182
Evergy, Inc.	14,389	923,342
Eversource Energy	26,822	1,547,093
Exelon Corp.	73,556	2,942,240
FirstEnergy Corp.	42,188	1,679,082
NextEra Energy, Inc.	75,532	5,405,070
NiSource, Inc.	39,589	1,476,670
NRG Energy, Inc.	14,087	1,443,072
PG&E Corp.	56,484	883,975
PPL Corp.	54,021	1,815,106
Public Service Enterprise Group, Inc.	36,471	3,046,787
	Shares	Value†
UTILITIES — (Continued)
Sempra	46,366	$3,845,132
Southern Co.	39,994	3,357,496
Vistra Corp.	26,420	4,439,353
WEC Energy Group, Inc.	23,158	2,298,663
Xcel Energy, Inc.	43,578	2,928,442
TOTAL UTILITIES		68,480,186
TOTAL COMMON STOCKS Cost ($1,007,406,609)		2,156,019,071

TEMPORARY CASH INVESTMENTS — (0.2%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.330%	5,042,007	5,042,007
SECURITIES LENDING COLLATERAL — (0.6%)
@§	The DFA Short Term Investment Fund	1,040,719	12,039,037
TOTAL INVESTMENTS — (100.0%)
(Cost $1,024,487,181)^^			$2,173,100,115
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$242,169,216	—	—	$242,169,216
Consumer Discretionary	241,743,567	—	—	241,743,567
Consumer Staples	126,539,100	—	—	126,539,100
Energy	87,526,455	—	—	87,526,455
Financials	301,104,297	—	—	301,104,297
Health Care	192,096,570	—	$34,857	192,131,427
Industrials	216,509,775	—	—	216,509,775
Information Technology	623,692,732	—	—	623,692,732
Materials	50,807,107	—	—	50,807,107
Real Estate	5,253,099	$62,110	—	5,315,209
Utilities	68,480,186	—	—	68,480,186
Temporary Cash Investments	5,042,007	—	—	5,042,007
Securities Lending Collateral	—	12,039,037	—	12,039,037
Total Investments in Securities	$2,160,964,111	$12,101,147	$34,857˂˃	$2,173,100,115

U.S. Large Cap Equity Portfolio
CONTINUED
˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DFA COMMODITY STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (27.6%)
AUSTRALIA — (0.3%)
APA Infrastructure Ltd.
	4.200%, 03/23/25		550	$549,255
Glencore Funding LLC, SOFR + 1.060%, FRN
(r)Ω	5.427%, 04/04/27		517	518,954
Woodside Finance Ltd.
Ω	3.650%, 03/05/25		1,616	1,614,256
TOTAL AUSTRALIA				2,682,465
CANADA — (2.6%)
Bank of Montreal
(r)	SOFR + 0.950%, FRN, 5.325%, 09/25/25		2,000	2,009,141
(r)	SOFR + 1.330%, FRN, 5.748%, 06/05/26		2,100	2,121,727
Bank of Nova Scotia
	5.450%, 06/12/25		507	508,594
(r)	SOFR + 1.090%, FRN, 5.489%, 06/12/25		1,000	1,002,881
Canadian Imperial Bank of Commerce, SOFR + 1.220%, FRN
(r)	5.591%, 10/02/26		2,200	2,221,222
Canadian Natural Resources Ltd.
	3.900%, 02/01/25		6,800	6,800,000
Nutrien Ltd.
	3.000%, 04/01/25		5,128	5,113,474
Province of Quebec
	4.200%, 03/10/25	AUD	2,000	1,242,878
Royal Bank of Canada, SOFR + 0.950%, FRN
(r)	5.268%, 01/19/27		2,200	2,216,876
Royal Bank of Canada, Floating Rate Note, SOFR + 0.950%, FRN
(r)	5.561%, 01/19/27		1,400	1,410,739
Toronto-Dominion Bank
	1.150%, 06/12/25		810	800,334
TOTAL CANADA				25,447,866
		Face Amount^	Value†
		(000)
FRANCE — (0.7%)
Credit Agricole SA, Floating Rate Note,
(r)Ω	SOFR + 0.870%, FRN, 5.276%, 03/11/27	2,250	$2,257,624
(r)Ω	SOFR + 0.870%, FRN, 5.293%, 03/11/27	5,000	5,016,941
TOTAL FRANCE			7,274,565
GERMANY — (2.1%)
BMW U.S. Capital LLC, SOFR + 0.550%, FRN
(r)Ω	4.921%, 04/02/26	2,000	2,003,224
Daimler Truck Finance North America LLC, SOFR + 0.840%, FRN
(r)Ω	5.156%, 01/13/28	1,380	1,381,186
Daimler Truck Finance North America LLC, Floating Rate Note, SOFR + 0.840%, FRN
(r)Ω	5.132%, 01/13/28	3,450	3,452,966
EMD Finance LLC
Ω	3.250%, 03/19/25	6,997	6,982,718
Mercedes-Benz Finance North America LLC, SOFR + 0.670%, FRN
(r)Ω	5.037%, 01/09/26	3,800	3,809,176
T-Mobile USA, Inc.
	3.500%, 04/15/25	1,700	1,695,784
Volkswagen Group of America Finance LLC, SOFR + 0.830%, FRN
(r)Ω	5.206%, 03/20/26	1,700	1,701,006
TOTAL GERMANY			21,026,060
IRELAND — (0.3%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	6.500%, 07/15/25	2,459	2,474,460
JAPAN — (2.6%)
American Honda Finance Corp.
(r)	SOFR + 0.790%, FRN, 5.161%, 10/03/25	1,730	1,733,676

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
		Face Amount^	Value†
		(000)
JAPAN — (Continued)
(r)	SOFR + 0.770%, FRN, 5.171%, 03/12/27	440	$441,328
	Japan Bank for International Cooperation
	2.125%, 02/10/25	3,000	2,998,622
	0.625%, 07/15/25	1,100	1,081,334
	Japan Finance Organization for Municipalities
	2.375%, 02/13/25	3,166	3,164,208
	Mitsubishi UFJ Financial Group, Inc.
	2.193%, 02/25/25	4,300	4,293,722
	Nomura Holdings, Inc.
	1.851%, 07/16/25	1,100	1,086,010
	Sumitomo Mitsui Trust Bank Ltd., SOFR + 1.150%, FRN
(r)Ω	5.560%, 09/14/26	1,750	1,766,942
	Toyota Motor Credit Corp.
(r)	SOFR + 0.890%, FRN, 5.354%, 05/18/26	1,300	1,308,218
(r)	SOFR + 0.650%, FRN, 5.011%, 03/19/27	900	901,834
	Toyota Motor Credit Corp., Floating Rate Note, SOFR + 0.650%, FRN
(r)	5.050%, 03/19/27	7,000	7,014,263
	TOTAL JAPAN		25,790,157
SPAIN — (0.1%)
	Santander Holdings USA, Inc.
	3.450%, 06/02/25	870	865,743
UNITED KINGDOM — (0.4%)
	Barclays PLC
	3.650%, 03/16/25	1,900	1,897,346
	BAT International Finance PLC
	3.950%, 06/15/25	580	577,862
	Reynolds American, Inc.
	4.450%, 06/12/25	1,623	1,621,563
	TOTAL UNITED KINGDOM		4,096,771
UNITED STATES — (18.5%)
	3M Co.
	2.650%, 04/15/25	2,070	2,061,695
	AbbVie, Inc.
	3.800%, 03/15/25	3,505	3,501,892
	3.600%, 05/14/25	220	219,460
	Altria Group, Inc.
	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
2.350%, 05/06/25	1,800	$1,789,098
American Express Co., SOFR + 0.760%, FRN
(r) 5.248%, 02/13/26	1,376	1,380,087
American Express Co., Floating Rate Note, SOFR + 0.760%, FRN
(r) 5.254%, 02/13/26	7,500	7,522,275
Ameriprise Financial, Inc.
3.000%, 04/02/25	3,960	3,952,491
Amgen, Inc.
5.250%, 03/02/25	5,400	5,403,546
ARES Capital Corp.
3.250%, 07/15/25	500	496,599
Campbell's Co.
3.950%, 03/15/25	280	279,705
3.300%, 03/19/25	5,887	5,876,268
Caterpillar Financial Services Corp., SOFR + 0.690%, FRN
(r) 5.065%, 10/16/26	6,500	6,536,698
Cencora, Inc.
3.250%, 03/01/25	500	499,415
Charles Schwab Corp.
3.000%, 03/10/25	1,893	1,890,225
(r) SOFR + 0.520%, FRN, 5.008%, 05/13/26	2,200	2,199,009
Charles Schwab Corp., Floating Rate Note, SOFR + 0.520%, FRN
(r) 5.014%, 05/13/26	5,000	4,997,747
CNO Financial Group, Inc.
5.250%, 05/30/25	3,200	3,200,826
Constellation Energy Generation LLC
3.250%, 06/01/25	7,200	7,161,466
CVS Health Corp.
3.875%, 07/20/25	4,900	4,880,229
DCP Midstream Operating LP
5.375%, 07/15/25	1,116	1,117,972
Discover Financial Services
3.750%, 03/04/25	3,300	3,297,532
Dollar Tree, Inc.
4.000%, 05/15/25	847	845,685
Edison International
4.950%, 04/15/25	4,620	4,612,946
Energy Transfer LP
4.050%, 03/15/25	1,314	1,312,596
2.900%, 05/15/25	1,291	1,283,644
Essex Portfolio LP
3.500%, 04/01/25	3,392	3,384,191
Flex Ltd.
4.750%, 06/15/25	600	599,838

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Fox Corp.
# 3.050%, 04/07/25	1,000	$997,242
Franklin Resources, Inc.
2.850%, 03/30/25	6,200	6,180,698
General Electric Co.
(r) TSFR3M + 0.642%, FRN, 5.196%, 05/05/26	6,714	6,735,149
General Mills, Inc.
4.000%, 04/17/25	1,300	1,298,666
General Motors Financial Co., Inc.
2.900%, 02/26/25	300	299,601
(r) SOFR + 1.350%, FRN, 5.839%, 05/08/27	1,600	1,614,744
Global Payments, Inc.
2.650%, 02/15/25	2,750	2,746,450
Haleon U.K. Capital PLC
3.125%, 03/24/25	4,600	4,590,044
HCA, Inc.
5.375%, 02/01/25	649	649,000
Healthcare Realty Holdings LP
3.875%, 05/01/25	170	169,592
Humana, Inc.
4.500%, 04/01/25	1,160	1,159,382
Intel Corp.
3.400%, 03/25/25	390	389,240
J.M. Smucker Co.
3.500%, 03/15/25	2,200	2,196,165
John Deere Capital Corp., SOFR + 0.440%, FRN
(r) 4.869%, 03/06/26	2,500	2,505,351
KeyCorp, SOFR + 1.250%, FRN
(r) 5.713%, 05/23/25	630	630,330
Kinder Morgan, Inc.
4.300%, 06/01/25	196	195,746
Laboratory Corp. of America Holdings
3.600%, 02/01/25	363	363,000
Marathon Petroleum Corp.
4.700%, 05/01/25	4,000	3,999,873
McDonald's Corp.
3.375%, 05/26/25	1,170	1,165,530
MetLife, Inc.
3.000%, 03/01/25	3,400	3,396,002
MPLX LP
4.875%, 06/01/25	370	369,941
NextEra Energy Capital Holdings, Inc.
6.051%, 03/01/25	1,195	1,196,147
4.450%, 06/20/25	500	499,599
	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
NextEra Energy Capital Holdings, Inc., Floating Rate Note,
(r) SOFR + 0.760%, FRN, 5.102%, 01/29/26	2,000	$2,007,398
(r) SOFR + 0.760%, FRN, 5.325%, 01/29/26	5,800	5,821,454
Nucor Corp.
3.950%, 05/23/25	3,100	3,093,490
Oracle Corp.
2.500%, 04/01/25	2,901	2,891,075
PepsiCo, Inc., SOFR + 0.400%, FRN
(r) 4.888%, 02/13/26	1,490	1,492,439
PepsiCo, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r) 4.894%, 02/13/26	1,530	1,532,505
Pfizer Investment Enterprises Pte. Ltd.
4.650%, 05/19/25	800	800,347
Philip Morris International, Inc.
1.500%, 05/01/25	300	297,822
Phillips 66 Co.
3.605%, 02/15/25	220	219,835
PNC Bank NA
2.950%, 02/23/25	7,000	6,993,338
Public Storage Operating Co., SOFR + 0.700%, FRN
(r) 5.014%, 04/16/27	2,200	2,211,231
Public Storage Operating Co., Floating Rate Note, SOFR + 0.700%, FRN
(r) 5.332%, 04/16/27	7,900	7,940,331
QUALCOMM, Inc.
3.450%, 05/20/25	323	322,010
Synchrony Financial
4.875%, 06/13/25	6,324	6,320,805
4.500%, 07/23/25	1,400	1,397,321
Union Pacific Corp.
3.750%, 07/15/25	250	249,174
Ventas Realty LP
3.500%, 02/01/25	5,900	5,900,000
Wells Fargo & Co.
3.000%, 02/19/25	1,750	1,748,395
Welltower OP LLC
4.000%, 06/01/25	2,000	1,995,026
WW Grainger, Inc.
1.850%, 02/15/25	1,130	1,128,524
Zimmer Biomet Holdings, Inc.

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	3.550%, 04/01/25	2,900	$2,893,474
TOTAL UNITED STATES			180,906,621
TOTAL BONDS			270,564,708
U.S. TREASURY OBLIGATIONS — (51.4%)
U.S. Treasury Bills
∞	3.033%, 02/13/25 TREASURY BILL 02/25 0.00000	40,000	39,952,796
#∞	3.629%, 02/27/25 TREASURY BILL 02/25 0.00000	54,000	53,847,540
#∞	3.725%, 03/04/25 TREASURY BILL 03/25 0.00000	56,000	55,808,158
∞	4.460%, 03/06/25	33,000	32,879,371
∞	4.316%, 04/01/25	15,000	14,899,633
U.S. Treasury Floating Rate Notes, Floating Rate Note
(r)	3M USTMMR + 0.170%, FRN, 4.410%, 10/31/25	8,000	8,008,478
(r)	3M USTMMR + 0.170%, FRN, 4.446%, 10/31/25	120,000	120,127,172
U.S. Treasury Notes
(r)	3M USTMMR + 0.169%, FRN, 4.409%, 04/30/25	35,000	35,012,830
(r)	3M USTMMR + 0.245%, FRN, 4.485%, 01/31/26	125,000	125,244,120
(r)	3M USTMMR + 0.150%, FRN, 4.390%, 04/30/26	18,000	18,016,000
TOTAL U.S. TREASURY OBLIGATIONS			503,796,098
COMMERCIAL PAPER — (20.8%)
CANADA — (3.1%)
Alimentation Couche-Tard, Inc.
Ω	0.000%, 02/11/25	500	499,303
Ω	4.619%, 02/11/25	400	399,443
Canadian National Railway Co.
Ω	4.531%, 03/10/25	1,000	995,336
Ω	4.543%, 03/10/25	6,000	5,972,015
Canadian Pacific Railway Co.
Ω	4.628%, 03/05/25	5,500	5,477,101
Nutrien Ltd.
Ω	4.621%, 02/14/25	2,000	1,996,473
		Face Amount^	Value†
		(000)

CANADA — (Continued)
Rogers Communications, Inc.
Ω	4.839%, 02/21/25	2,000	$1,994,730
TELUS Corp.
Ω	4.614%, 04/09/25	1,500	1,487,080
Ω	4.614%, 04/09/25	1,000	991,386
Ω	4.646%, 04/09/25	4,000	3,965,547
Ω	4.705%, 07/11/25	750	734,760
TransCanada PipeLines Ltd.
Ω	4.592%, 03/19/25	3,500	3,479,203
Ω	4.594%, 03/19/25	2,000	1,988,116
TOTAL CANADA			29,980,493
FRANCE — (0.7%)
BPCE SA
Ω	4.497%, 04/28/25	7,500	7,420,450
UNITED KINGDOM — (2.2%)
Experian Finance PLC
Ω	4.648%, 02/10/25	7,000	6,991,384
Ω	4.558%, 02/12/25	251	250,629
Lloyds Bank PLC
	4.480%, 07/07/25	7,500	7,356,912
LSEGA Financing PLC
Ω	4.497%, 02/13/25	7,500	7,487,996
TOTAL UNITED KINGDOM			22,086,921
UNITED STATES — (14.8%)
Amcor Flexibles North America, Inc.
Ω	4.621%, 02/27/25	4,000	3,986,010
American Honda Finance Corp.
	4.816%, 02/24/25	7,000	6,978,985
AT&T, Inc.
Ω	0.000%, 02/28/25	1,195	1,190,794
Ω	4.649%, 02/28/25	1,000	996,480
Avangrid, Inc.
Ω	0.000%, 02/11/25	2,000	1,997,206
Ω	4.528%, 02/11/25	5,000	4,993,015
Becton Dickinson & Co.
Ω	4.576%, 02/13/25	2,000	1,996,753
Boston Properties LP
Ω	4.630%, 02/06/25	1,500	1,498,873
Ω	4.730%, 03/14/25	500	497,338
Broadcom, Inc.
Ω	0.000%, 02/13/25	2,000	1,996,563
Ω	4.650%, 02/13/25	5,000	4,991,408
Caterpillar Financial Services Corp.
	4.418%, 02/19/25	1,250	1,247,144
CRH America Finance, Inc.
Ω	4.603%, 03/20/25	5,000	4,969,653

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Crown Castle, Inc.
Ω	4.889%, 02/11/25	5,000	$4,992,661
CVS Health Corp.
Ω	5.128%, 04/08/25	2,500	2,478,028
Ω	5.121%, 04/09/25	250	247,770
Ω	5.133%, 04/16/25	500	495,078
Duke Energy Corp.
Ω	4.578%, 03/07/25	5,000	4,978,157
Ω	0.000%, 03/19/25	1,250	1,242,654
Ω	4.580%, 03/24/25	500	496,747
Enel Finance America LLC
Ω	4.644%, 03/14/25	5,000	4,973,552
Entergy Corp.
Ω	4.814%, 02/13/25	1,000	998,377
Eversource Energy
Ω	0.000%, 02/14/25	1,500	1,497,414
Ω	4.707%, 02/14/25	500	499,138
Ω	0.000%, 02/18/25	500	498,891
Ω	4.684%, 02/18/25	2,000	1,995,566
Ω	4.685%, 02/18/25	3,000	2,993,348
General Mills, Inc.
Ω	4.450%, 02/11/25	4,000	3,994,634
General Motors Financial Co., Inc.
Ω	0.000%, 07/09/25	250	244,884
Ω	4.749%, 07/09/25	2,500	2,448,844
Glencore Funding LLC
Ω	4.631%, 02/21/25	2,000	1,994,733
Ω	0.000%, 03/20/25	1,500	1,490,950
HSBC USA, Inc.
Ω	4.690%, 04/25/25	7,000	6,926,696
Ω	4.725%, 05/19/25	1,000	986,530
Intesa Sanpaolo Funding LLC
	4.833%, 06/13/25	5,000	4,912,072
Keurig Dr. Pepper, Inc.
Ω	4.689%, 04/16/25	2,500	2,476,328
Marriott International, Inc.
Ω	0.000%, 02/28/25	2,000	1,992,911
Ω	4.639%, 02/28/25	4,000	3,985,822
Ω	4.612%, 03/20/25	1,750	1,739,379
McCormick & Co., Inc.
Ω	4.566%, 02/26/25	1,500	1,495,093
Mondelez International, Inc.
Ω	4.579%, 02/26/25	5,000	4,983,859
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
MUFG Bank Ltd.
	4.537%, 05/15/25	2,000	$1,974,606
	4.527%, 05/16/25	1,000	987,184
National Rural Utilities Cooperative Finance Corp.
	4.551%, 02/18/25	500	498,916
	4.531%, 03/05/25	2,500	2,490,052
Parker-Hannifin Corp.
Ω	4.719%, 02/25/25	5,500	5,482,740
Ω	4.530%, 03/06/25	2,000	1,991,441
PPG Industries, Inc.
	4.579%, 02/27/25	6,500	6,477,949
	4.579%, 02/28/25	1,000	996,480
Sherwin-Williams Co.
Ω	0.000%, 02/19/25	1,000	997,659
Ω	4.542%, 02/19/25	4,000	3,990,637
Ω	0.000%, 03/12/25	1,000	995,085
Ω	4.574%, 03/12/25	2,000	1,990,170
Southern Co.
Ω	0.000%, 02/04/25	2,000	1,999,005
Ω	4.577%, 02/04/25	1,000	999,503
Walt Disney Co.
Ω	4.466%, 03/28/25	7,500	7,449,493
TOTAL UNITED STATES			144,721,258
TOTAL COMMERCIAL PAPER (Cost $204,233,948)			204,209,122
TOTAL INVESTMENT SECURITIES (Cost $977,990,769)			978,569,928

		Shares
SECURITIES LENDING COLLATERAL — (0.2%)
@§	The DFA Short Term Investment Fund	156,194	1,806,849
TOTAL INVESTMENTS — (100.0%)
(Cost $979,797,462)^^			$980,376,777

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
As of January 31, 2025, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying consolidated financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	16,727	AUD	26,834	Citibank, N.A.	04/17/25	$38
Total Appreciation						$38
USD	1,248,840	AUD	2,013,432	Citibank, N.A.	04/17/25	$(3,382)
Total (Depreciation)						$(3,382)
Total Appreciation (Depreciation)						$(3,344)
As of January 31, 2025, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
CBOT Corn Futures	128	05/14/25	$3,207,394	$3,155,200	$(52,194)
CBOT Soybean Futures	63	05/14/25	3,369,250	3,331,125	(38,125)
CBOT Soybean Meal Futures	61	05/14/25	1,923,418	1,888,560	(34,858)
CBOT Soybean Oil Futures	71	05/14/25	1,952,857	1,981,752	28,895
CBOT Wheat Futures	54	05/14/25	1,541,443	1,545,075	3,632
CME Lean Hogs Futures	29	04/14/25	1,038,554	1,048,061	9,507
CME Live Cattle Futures	24	04/30/25	1,855,656	1,942,080	86,424
COMEX Copper Futures	27	05/28/25	2,923,512	2,916,675	(6,837)
COMEX Gold 100 Troy Oz. Futures	28	04/28/25	7,434,860	7,938,000	503,140
COMEX Silver Futures	15	05/28/25	2,396,148	2,442,825	46,677
Ice Brent Crude Oil Futures	54	03/31/25	3,951,743	4,045,680	93,937
Ice Brent Crude Oil Futures	21	05/12/25	1,448,377	1,454,775	6,398
KCBT Hard Red Winter Wheat Futures	35	05/14/25	1,042,962	1,030,750	(12,212)
LME Lead Futures	10	05/19/25	495,451	489,545	(5,906)
LME Lead Futures	16	03/17/25	804,282	773,812	(30,470)
LME Nickel Futures	14	05/19/25	1,304,866	1,282,062	(22,804)
LME Nickel Futures	25	03/17/25	2,364,450	2,266,818	(97,632)
LME Primary Aluminum Futures	70	03/17/25	4,542,087	4,561,812	19,725
LME Primary Aluminum Futures	35	05/19/25	2,304,055	2,273,049	(31,006)
LME Zinc Futures	19	05/19/25	1,339,479	1,306,635	(32,844)
LME Zinc Futures	38	03/17/25	2,917,996	2,586,043	(331,953)
Nybot Csc ’c’ Coffee Futures	13	05/19/25	1,756,267	1,810,331	54,064
Nybot Csc No. 11 World Sugar Futures	72	04/30/25	1,445,022	1,441,843	(3,179)
NYBOT CTN No. 2 Cotton Futures	25	05/07/25	846,303	838,000	(8,303)
NYMEX Henry Hub Natural Gas Futures	134	04/28/25	4,378,210	4,249,140	(129,070)
NYMEX Light Sweet Crude Oil Futures	49	04/22/25	3,531,582	3,497,620	(33,962)
NYMEX NY Harbor ULSD Futures	12	04/30/25	1,169,435	1,168,222	(1,213)
NYMEX Reformulated Gasoline Blend Futures	13	04/30/25	1,253,047	1,248,592	(4,455)
Total			$64,538,706	$64,514,082	$(24,624)
Short Position contracts:
LME Lead Futures	(16)	03/17/25	(787,819)	(773,812)	14,007
LME Nickel Futures	(25)	03/17/25	(2,306,918)	(2,266,818)	40,100
LME Primary Aluminum Futures	(70)	03/17/25	(4,516,345)	(4,561,812)	(45,467)
LME Zinc Futures	(38)	03/17/25	(2,750,085)	(2,586,043)	164,042
LME Zinc Futures	(3)	05/19/25	(207,472)	(206,311)	1,161
Total			$(10,568,639)	$(10,394,796)	$173,843
Total Futures Contracts			$53,970,067	$54,119,286	$149,219

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
As of January 31, 2025, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:
Reference Entity*	Counterparty	Notional Amount		Payments made by the Fund***	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)

BNP BPCOENHC Custom Strategy (1)	BNP Paribas	USD	88,088,770	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	03/27/25	—	—	$492,054	$492,054
BNP ENHADYNC Custom Strategy (2)	BNP Paribas	USD	59,342,124	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	03/27/25	—	—	316,751	316,751
BofA Merrill Lynch Commodity MLBXPPDM Total Return Index (3)	Bank of America Corp.	USD	124,625,006	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	02/25/25	—	—	695,978	695,978
BofA Merrill Lynch Total Return Index (4)	Bank of America Corp.	USD	117,902,964	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	02/25/25	—	—	629,369	629,369
Citi Commodities Pre-Roll RS Total Return Index (5)	Citibank, N.A.	USD	128,182,949	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	03/26/25	—	—	(1,333,909)	(1,333,909)
Citi Custom CIVICS H Total Return Index (6)	Citibank, N.A.	USD	68,093,969	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	03/26/25	—	—	(678,821)	(678,821)
RBC Custom RBCADM0T Total Return Index (7)	Royal Bank of Canada	USD	99,953,089	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	02/26/25	—	—	361,769	361,769
RBC Custom RBCADMDT Total Return Index (8)	Royal Bank of Canada	USD	93,742,922	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	02/26/25	—	—	382,731	382,731
UBS UBSIB190 Custom Strategy (9)	UBS AG	USD	227,275,007	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	04/28/25	—	—	(758,678)	(758,678)

Total						—	—	$107,244	$107,244
*
Portfolio receives the price appreciation of the reference entity at maturity.
***
Payments received (paid) by the Fund are exchanged at maturity.

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
(1) The following table represents the individual positions within the Total Return Swap as of January 31, 2025:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.58%	$ 3,154,654
CBOT Corn Futures	6.77%	5,959,433
NYMEX Light Sweet Crude Oil Futures	6.55%	5,771,585
ICE Brent Crude Oil Futures	8.92%	7,860,474
NYBOT CTN No. 2 Cotton Futures	1.18%	1,040,420
COMEX Gold 100 Troy Oz. Futures	14.45%	12,737,092
COMEX Copper Futures	5.23%	4,603,894
NYMEX NY Harbor ULSD Futures	2.57%	2,267,856
NYBOT CSC 'C' Coffee Futures	4.04%	3,555,229
KCBT Hard Red Winter Wheat Futures	1.46%	1,287,128
LME Primary Aluminum Futures	4.09%	3,606,397
CME Live Cattle Futures	4.24%	3,739,038
CME Lean Hogs Futures	2.22%	1,954,187
LME Lead Futures	0.70%	614,148
LME Nickel Futures	1.80%	1,584,942
LME Zinc Futures	2.05%	1,806,744
NYMEX Henry Hub Natural Gas Futures	7.72%	6,798,518
ICE Gasoil Futures	3.30%	2,908,122
CBOT Soybean Futures	4.78%	4,208,398
NYBOT CSC No. 11 World Sugar Futures	3.40%	2,991,116
COMEX Silver Futures	3.59%	3,162,279
CBOT Soybean Meal Futures	2.68%	2,357,420
CBOT Wheat Futures	2.21%	1,947,848
NYMEX Reformulated Gasoline Blend Futures	2.47%	2,171,848
Total Notional Amount		$ 88,088,770
(2) The following table represents the individual positions within the Total Return Swap as of January 31, 2025:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.66%	$ 2,173,039
CBOT Corn Futures	5.84%	3,467,319
NYMEX Light Sweet Crude Oil Futures	6.52%	3,870,956
ICE Brent Crude Oil Futures	7.54%	4,474,198
NYBOT CTN No. 2 Cotton Futures	1.52%	900,705
COMEX Gold 100 Troy Oz. Futures	14.68%	8,705,714
COMEX Copper Futures	5.34%	3,170,444
NYMEX NY Harbor ULSD Futures	2.10%	1,245,731
NYBOT CSC 'C' Coffee Futures	3.36%	1,995,428
KCBT Hard Red Winter Wheat Futures	1.88%	1,118,238
LME Primary Aluminum Futures	4.14%	2,456,375
CME Live Cattle Futures	3.59%	2,127,946
CME Lean Hogs Futures	1.91%	1,133,112
LME Lead Futures	0.89%	530,285
LME Nickel Futures	2.30%	1,366,373
LME Zinc Futures	2.09%	1,243,200
NYMEX Henry Hub Natural Gas Futures	7.85%	4,656,160
ICE Gasoil Futures	2.74%	1,623,599
CBOT Soybean Futures	6.11%	3,623,436
NYBOT CSC No. 11 World Sugar Futures	2.66%	1,577,231
COMEX Silver Futures	4.60%	2,730,424
CBOT Soybean Meal Futures	3.47%	2,061,830
CBOT Wheat Futures	2.88%	1,706,774

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Futures Contract	% of Index	Notional Amount
NYMEX Reformulated Gasoline Blend Futures	2.33%	1,383,607
Total Notional Amount		$ 59,342,124
(3) The following table represents the individual positions within the Total Return Swap as of January 31, 2025:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.66%	$ 4,563,622
CBOT Corn Futures	5.84%	7,281,753
NYMEX Light Sweet Crude Oil Futures	6.52%	8,129,434
ICE Brent Crude Oil Futures	7.54%	9,396,312
NYBOT CTN No. 2 Cotton Futures	1.52%	1,891,581
COMEX Gold 100 Troy Oz. Futures	14.68%	18,282,961
COMEX Copper Futures	5.34%	6,658,281
NYMEX NY Harbor ULSD Futures	2.10%	2,616,172
NYBOT CSC 'C' Coffee Futures	3.36%	4,190,619
KCBT Hard Red Winter Wheat Futures	1.88%	2,348,422
LME Primary Aluminum Futures	4.14%	5,158,659
CME Live Cattle Futures	3.59%	4,468,921
CME Lean Hogs Futures	1.91%	2,379,661
LME Lead Futures	0.89%	1,113,656
LME Nickel Futures	2.30%	2,869,533
LME Zinc Futures	2.09%	2,610,857
NYMEX Henry Hub Natural Gas Futures	7.85%	9,778,449
ICE Gasoil Futures	2.74%	3,409,736
CBOT Soybean Futures	6.11%	7,609,615
NYBOT CSC No. 11 World Sugar Futures	2.66%	3,312,359
COMEX Silver Futures	4.60%	5,734,192
CBOT Soybean Meal Futures	3.47%	4,330,070
CBOT Wheat Futures	2.88%	3,584,413
NYMEX Reformulated Gasoline Blend Futures	2.33%	2,905,728
Total Notional Amount		$ 124,625,006
(4) The following table represents the individual positions within the Total Return Swap as of January 31, 2025:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.58%	$ 4,222,366
CBOT Corn Futures	6.77%	7,976,441
NYMEX Light Sweet Crude Oil Futures	6.55%	7,725,015
ICE Brent Crude Oil Futures	8.91%	10,520,900
NYBOT CTN No. 2 Cotton Futures	1.18%	1,392,556
COMEX Gold 100 Troy Oz. Futures	14.46%	17,048,041
COMEX Copper Futures	5.23%	6,162,111
NYMEX NY Harbor ULSD Futures	2.57%	3,035,426
NYBOT CSC 'C' Coffee Futures	4.04%	4,758,518
KCBT Hard Red Winter Wheat Futures	1.46%	1,722,765
LME Primary Aluminum Futures	4.09%	4,827,004
CME Live Cattle Futures	4.24%	5,004,538
CME Lean Hogs Futures	2.22%	2,615,594
LME Lead Futures	0.70%	822,011
LME Nickel Futures	1.80%	2,121,376
LME Zinc Futures	2.05%	2,418,247
NYMEX Henry Hub Natural Gas Futures	7.72%	9,099,519

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Futures Contract	% of Index	Notional Amount
ICE Gasoil Futures	3.30%	3,892,394
CBOT Soybean Futures	4.78%	5,632,756
NYBOT CSC No. 11 World Sugar Futures	3.40%	4,003,478
COMEX Silver Futures	3.59%	4,232,572
CBOT Soybean Meal Futures	2.68%	3,155,304
CBOT Wheat Futures	2.21%	2,607,109
NYMEX Reformulated Gasoline Blend Futures	2.47%	2,906,923
Total Notional Amount		$ 117,902,964
(5) The following table represents the individual positions within the Total Return Swap as of January 31, 2025:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.58%	$ 4,590,515
CBOT Corn Futures	6.77%	8,671,908
NYMEX Light Sweet Crude Oil Futures	6.55%	8,398,560
ICE Brent Crude Oil Futures	8.91%	11,438,220
NYBOT CTN No. 2 Cotton Futures	1.18%	1,513,974
COMEX Gold 100 Troy Oz. Futures	14.46%	18,534,464
COMEX Copper Futures	5.23%	6,699,386
NYMEX NY Harbor ULSD Futures	2.57%	3,300,086
NYBOT CSC 'C' Coffee Futures	4.04%	5,173,414
KCBT Hard Red Winter Wheat Futures	1.46%	1,872,973
LME Primary Aluminum Futures	4.09%	5,247,872
CME Live Cattle Futures	4.24%	5,440,885
CME Lean Hogs Futures	2.22%	2,843,648
LME Lead Futures	0.70%	893,682
LME Nickel Futures	1.80%	2,306,339
LME Zinc Futures	2.05%	2,629,095
NYMEX Henry Hub Natural Gas Futures	7.72%	9,892,908
ICE Gasoil Futures	3.30%	4,231,773
CBOT Soybean Futures	4.78%	6,123,877
NYBOT CSC No. 11 World Sugar Futures	3.40%	4,352,542
COMEX Silver Futures	3.59%	4,601,611
CBOT Soybean Meal Futures	2.68%	3,430,415
CBOT Wheat Futures	2.21%	2,834,423
NYMEX Reformulated Gasoline Blend Futures	2.47%	3,160,379
Total Notional Amount		$ 128,182,949
(6) The following table represents the individual positions within the Total Return Swap as of January 31, 2025:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.66%	$ 2,493,521
CBOT Corn Futures	5.84%	3,978,683
NYMEX Light Sweet Crude Oil Futures	6.52%	4,441,849
ICE Brent Crude Oil Futures	7.54%	5,134,059
NYBOT CTN No. 2 Cotton Futures	1.52%	1,033,543
COMEX Gold 100 Troy Oz. Futures	14.68%	9,989,644
COMEX Copper Futures	5.34%	3,638,024
NYMEX NY Harbor ULSD Futures	2.10%	1,429,453
NYBOT CSC 'C' Coffee Futures	3.36%	2,289,716
KCBT Hard Red Winter Wheat Futures	1.88%	1,283,157
LME Primary Aluminum Futures	4.14%	2,818,644

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Futures Contract	% of Index	Notional Amount
CME Live Cattle Futures	3.59%	2,441,778
CME Lean Hogs Futures	1.91%	1,300,225
LME Lead Futures	0.89%	608,492
LME Nickel Futures	2.30%	1,567,887
LME Zinc Futures	2.09%	1,426,548
NYMEX Henry Hub Natural Gas Futures	7.85%	5,342,855
ICE Gasoil Futures	2.74%	1,863,049
CBOT Soybean Futures	6.11%	4,157,824
NYBOT CSC No. 11 World Sugar Futures	2.66%	1,809,843
COMEX Silver Futures	4.60%	3,133,110
CBOT Soybean Meal Futures	3.47%	2,365,911
CBOT Wheat Futures	2.88%	1,958,491
NYMEX Reformulated Gasoline Blend Futures	2.33%	1,587,663
Total Notional Amount		$ 68,093,969
(7) The following table represents the individual positions within the Total Return Swap as of January 31, 2025:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.66%	$ 3,660,165
CBOT Corn Futures	5.84%	5,840,190
NYMEX Light Sweet Crude Oil Futures	6.52%	6,520,056
ICE Brent Crude Oil Futures	7.55%	7,536,131
NYBOT CTN No. 2 Cotton Futures	1.52%	1,517,106
COMEX Gold 100 Troy Oz. Futures	14.67%	14,663,498
COMEX Copper Futures	5.34%	5,340,147
NYMEX NY Harbor ULSD Futures	2.10%	2,098,251
NYBOT CSC 'C' Coffee Futures	3.36%	3,361,005
KCBT Hard Red Winter Wheat Futures	1.88%	1,883,507
LME Primary Aluminum Futures	4.14%	4,137,403
CME Live Cattle Futures	3.59%	3,584,212
CME Lean Hogs Futures	1.91%	1,908,561
LME Lead Futures	0.89%	893,186
LME Nickel Futures	2.30%	2,301,454
LME Zinc Futures	2.09%	2,093,988
NYMEX Henry Hub Natural Gas Futures	7.85%	7,842,617
ICE Gasoil Futures	2.74%	2,734,714
CBOT Soybean Futures	6.11%	6,103,145
NYBOT CSC No. 11 World Sugar Futures	2.66%	2,656,614
COMEX Silver Futures	4.60%	4,598,998
CBOT Soybean Meal Futures	3.47%	3,472,849
CBOT Wheat Futures	2.88%	2,874,809
NYMEX Reformulated Gasoline Blend Futures	2.33%	2,330,483
Total Notional Amount		$ 99,953,089
(8) The following table represents the individual positions within the Total Return Swap as of January 31, 2025:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.58%	$ 3,357,142
CBOT Corn Futures	6.77%	6,341,951
NYMEX Light Sweet Crude Oil Futures	6.55%	6,142,046
ICE Brent Crude Oil Futures	8.91%	8,365,014
NYBOT CTN No. 2 Cotton Futures	1.18%	1,107,201

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Futures Contract	% of Index	Notional Amount
COMEX Gold 100 Troy Oz. Futures	14.46%	13,554,648
COMEX Copper Futures	5.23%	4,899,404
NYMEX NY Harbor ULSD Futures	2.57%	2,413,423
NYBOT CSC 'C' Coffee Futures	4.04%	3,783,428
KCBT Hard Red Winter Wheat Futures	1.46%	1,369,745
LME Primary Aluminum Futures	4.09%	3,837,880
CME Live Cattle Futures	4.24%	3,979,035
CME Lean Hogs Futures	2.22%	2,079,621
LME Lead Futures	0.70%	653,569
LME Nickel Futures	1.80%	1,686,675
LME Zinc Futures	2.05%	1,922,713
NYMEX Henry Hub Natural Gas Futures	7.72%	7,234,895
ICE Gasoil Futures	3.30%	3,094,785
CBOT Soybean Futures	4.78%	4,478,522
NYBOT CSC No. 11 World Sugar Futures	3.40%	3,183,107
COMEX Silver Futures	3.59%	3,365,256
CBOT Soybean Meal Futures	2.68%	2,508,736
CBOT Wheat Futures	2.21%	2,072,874
NYMEX Reformulated Gasoline Blend Futures	2.47%	2,311,252
Total Notional Amount		$ 93,742,922
(9) The following table represents the individual positions within the Total Return Swap as of January 31, 2025:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.66%	$ 8,322,545
CBOT Corn Futures	5.84%	13,279,521
NYMEX Light Sweet Crude Oil Futures	6.52%	14,825,413
ICE Brent Crude Oil Futures	7.54%	17,135,782
NYBOT CTN No. 2 Cotton Futures	1.52%	3,449,622
COMEX Gold 100 Troy Oz. Futures	14.68%	33,342,106
COMEX Copper Futures	5.34%	12,142,514
NYMEX NY Harbor ULSD Futures	2.10%	4,771,037
NYBOT CSC 'C' Coffee Futures	3.36%	7,642,310
KCBT Hard Red Winter Wheat Futures	1.88%	4,282,749
LME Primary Aluminum Futures	4.14%	9,407,697
CME Live Cattle Futures	3.59%	8,149,842
CME Lean Hogs Futures	1.91%	4,339,718
LME Lead Futures	0.89%	2,030,942
LME Nickel Futures	2.30%	5,233,085
LME Zinc Futures	2.09%	4,761,344
NYMEX Henry Hub Natural Gas Futures	7.85%	17,832,673
ICE Gasoil Futures	2.74%	6,218,237
CBOT Soybean Futures	6.11%	13,877,433
NYBOT CSC No. 11 World Sugar Futures	2.66%	6,040,653
COMEX Silver Futures	4.60%	10,457,280
CBOT Soybean Meal Futures	3.47%	7,896,623
CBOT Wheat Futures	2.88%	6,536,790
NYMEX Reformulated Gasoline Blend Futures	2.33%	5,299,091
Total Notional Amount		$ 227,275,007

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
As of January 31, 2025, the value of Rule 144A securities amounted to $195,108,938 or 18.3% of net assets.
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$2,682,465	—	$2,682,465
Canada	—	25,447,866	—	25,447,866
France	—	7,274,565	—	7,274,565
Germany	—	21,026,060	—	21,026,060
Ireland	—	2,474,460	—	2,474,460
Japan	—	25,790,157	—	25,790,157
Spain	—	865,743	—	865,743
United Kingdom	—	4,096,771	—	4,096,771
United States	—	180,906,621	—	180,906,621
U.S. Treasury Obligations	—	503,796,098	—	503,796,098
Commercial Paper	—	204,209,122	—	204,209,122
Securities Lending Collateral	—	1,806,849	—	1,806,849
Total Investments in Securities	—	$980,376,777	—	$980,376,777
Financial Instruments
Assets
Forward Currency Contracts**	—	38	—	38
Futures Contracts**	$1,071,709	—	—	1,071,709
Swap Agreements**	—	2,878,652	—	2,878,652
Liabilities
Forward Currency Contracts**	—	(3,382)	—	(3,382)
Futures Contracts**	(922,490)	—	—	(922,490)
Swap Agreements**	—	(2,771,408)	—	(2,771,408)
Total Financial Instruments	$149,219	$103,900	—	$253,119
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA One-Year Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (0.4%)
Federal Home Loan Bank Discount Notes
∞	4.246%, 03/19/25	4,000	$3,978,066
∞	4.269%, 03/28/25	13,000	12,915,067
∞	4.278%, 04/09/25	4,000	3,968,267
TOTAL AGENCY OBLIGATIONS			20,861,400
BONDS — (12.2%)
Apple, Inc.
	2.500%, 02/09/25	4,672	4,669,978
Asian Development Bank
	0.625%, 04/29/25	5,078	5,031,992
	4.625%, 06/13/25	34,965	34,987,024
Asian Infrastructure Investment Bank
	0.500%, 05/28/25	25,396	25,083,736
	3.375%, 06/29/25	1,250	1,244,639
Australia & New Zealand Banking Group Ltd., SOFR + 0.560%, FRN
(r)Ω	4.936%, 03/18/26	22,007	22,054,315
Australia & New Zealand Banking Group Ltd., SOFR + 0.640%, FRN
(r)	5.004%, 10/03/25	3,766	3,773,793
Australia & New Zealand Banking Group Ltd., SOFR + 0.750%, FRN
(r)Ω	5.114%, 07/03/25	19,780	19,825,949
(r)	5.114%, 07/03/25	3,000	3,006,969
Bank of America NA
	5.650%, 08/18/25	3,289	3,306,446
Bank of New York Mellon Corp.
	3.000%, 02/24/25	750	749,263
CDP Financial, Inc.
	0.875%, 06/10/25	5,100	5,035,992
CDP Financial, Inc., SOFR + 0.400%, FRN
(r)Ω	4.870%, 05/19/25	43,150	43,178,394
(r)	4.870%, 05/19/25	13,200	13,208,686
Commonwealth Bank of Australia, SOFR + 0.400%, FRN
(r)Ω	4.760%, 07/07/25	35,471	35,498,526
Commonwealth Bank of Australia, SOFR + 0.630%, FRN
(r)Ω	5.025%, 09/12/25	60,406	60,521,757
(r)	5.025%, 09/12/25	5,600	5,610,731
		Face Amount	Value†
		(000)

	Commonwealth Bank of Australia, SOFR + 0.740%, FRN
(r)Ω	5.128%, 03/14/25	6,500	$6,503,610
(r)	5.128%, 03/14/25	16,247	16,256,023
	Cooperatieve Rabobank UA
	5.500%, 07/18/25	4,400	4,417,890
	Cooperatieve Rabobank UA, SOFR + 0.620%, FRN
(r)	5.056%, 08/28/26	7,750	7,773,578
	Cooperatieve Rabobank UA, SOFR + 0.700%, FRN
(r)	5.077%, 07/18/25	31,807	31,879,838
	CPPIB Capital, Inc., SOFR + 1.250%, FRN
(r)	5.665%, 03/11/26	12,500	12,637,794
	DBS Group Holdings Ltd., SOFR + 0.610%, FRN
(r)	5.019%, 09/12/25	794	795,045
	Exxon Mobil Corp.
	2.709%, 03/06/25	800	798,813
	Finnvera OYJ
	2.375%, 06/04/25	3,600	3,575,124
	Inter-American Investment Corp.
	2.625%, 04/22/25	36	35,849
	International Bank for Reconstruction & Development
	0.625%, 04/22/25	5,162	5,119,365
	International Finance Corp.
	0.375%, 07/16/25	2,640	2,592,428
	JPMorgan Chase Bank NA, SOFR + 0.620%, FRN
(r)	5.002%, 04/29/26	10,000	10,042,441
	Kommunalbanken AS
	2.125%, 02/11/25	13,510	13,503,381
	Kreditanstalt fuer Wiederaufbau
	3.125%, 06/10/25	15,300	15,231,971
	0.375%, 07/18/25	7,900	7,756,838
	Landeskreditbank Baden-Wuerttemberg Foerderbank, SOFR + 1.000%, FRN
(r)	5.377%, 04/01/25	8,400	8,409,787

DFA One-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

Landwirtschaftliche Rentenbank
	0.500%, 05/27/25	12,416	$12,265,915
Morgan Stanley Bank NA, SOFR + 1.165%, FRN
(r)	5.548%, 10/30/26	3,400	3,440,273
National Australia Bank Ltd., SOFR + 0.650%, FRN
(r)Ω	5.056%, 12/10/25	21,160	21,218,568
National Australia Bank Ltd., SOFR + 0.760%, FRN
(r)Ω	5.236%, 05/13/25	11,110	11,126,871
NRW Bank
	0.375%, 02/10/25	5,600	5,596,304
Ontario Teachers' Finance Trust
	1.375%, 04/15/25	5,100	5,068,397
Province of Alberta
	1.000%, 05/20/25	7,200	7,126,955
Province of Quebec
	1.500%, 02/11/25	36,500	36,475,907
	0.600%, 07/23/25	7,400	7,267,071
Svenska Handelsbanken AB, SOFR + 1.250%, FRN
(r)Ω	5.643%, 06/15/26	3,900	3,946,092
Westpac Banking Corp.
	2.350%, 02/19/25	500	499,472
Westpac Banking Corp., SOFR + 0.420%, FRN
(r)	4.717%, 04/16/26	7,000	7,000,822
Westpac Banking Corp., SOFR + 0.720%, FRN
#(r)	5.183%, 11/17/25	25,000	25,100,256
TOTAL BONDS			580,250,868
U.S. TREASURY OBLIGATIONS — (33.2%)
U.S. Treasury Bills
∞	1.804%, 02/06/25	30,000	29,989,475
∞	3.755%, 03/06/25	45,000	44,835,506
∞	3.783%, 03/18/25	25,000	24,873,777
∞	3.879%, 03/20/25	8,000	7,957,750
∞	3.950%, 04/03/25	9,000	8,937,657
∞	3.959%, 04/10/25	8,000	7,938,473
∞	4.037%, 05/20/25	45,000	44,445,487
U.S. Treasury Floating Rate Notes, 3M USTMMR + 0.098%, FRN
(r)	4.338%, 01/31/27	60,000	60,044,325
U.S. Treasury Notes, 3M USTMMR + 0.125%, FRN
(r)	4.365%, 07/31/25	424,000	424,178,233
	Face Amount	Value†
	(000)

U.S. Treasury Notes, 3M USTMMR + 0.150%, FRN
(r) 4.390%, 04/30/26	145,542	$145,671,374
U.S. Treasury Notes, 3M USTMMR + 0.169%, FRN
(r) 4.409%, 04/30/25	177,000	177,064,881
U.S. Treasury Notes, 3M USTMMR + 0.170%, FRN
(r) 4.410%, 10/31/25	421,500	421,946,693
U.S. Treasury Notes, 3M USTMMR + 0.205%, FRN
(r) 4.445%, 10/31/26	45,000	45,109,836
U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r) 4.485%, 01/31/26	142,000	142,277,320
TOTAL U.S. TREASURY OBLIGATIONS		1,585,270,787

COMMERCIAL PAPER — (51.2%)
Apple, Inc.
Ω	4.389%, 03/06/25	22,000	21,910,459
Australia & New Zealand Banking Group Ltd.
Ω	4.562%, 03/10/25	50,000	49,771,331
Ω	4.437%, 04/04/25	7,300	7,245,349
Ω	4.513%, 07/22/25	20,500	20,078,643
Bank of Montreal
	4.667%, 03/05/25	25,000	24,900,725
	4.584%, 03/19/25	12,000	11,931,986
	4.563%, 03/21/25	30,000	29,822,675
BNG Bank NV
Ω	4.374%, 04/24/25	24,800	24,557,128
Caisse d'Amortissement de la Dette Sociale
Ω	4.789%, 02/14/25	25,000	24,957,877
Caisse des Depots et Consignations
Ω	4.700%, 02/03/25	5,000	4,998,202
Ω	4.723%, 02/19/25	10,000	9,977,174
Ω	4.725%, 02/20/25	10,000	9,975,969
Ω	4.692%, 02/24/25	16,500	16,452,399
Ω	4.614%, 02/12/25	5,500	5,492,077
Ω	4.637%, 03/06/25	26,500	26,391,596
Ω	4.627%, 03/11/25	25,000	24,882,648
Ω	4.487%, 04/28/25	4,000	3,957,960
Ω	4.440%, 04/16/25	10,000	9,909,479
Ω	4.453%, 05/02/25	13,725	13,574,082
Chevron Corp.
Ω	4.679%, 02/05/25	12,000	11,992,821
Ω	4.683%, 02/13/25	45,000	44,929,938

DFA One-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)
Ω	4.554%, 03/13/25	28,000	$27,862,680
Cisco Systems, Inc.
Ω	4.667%, 02/07/25	25,035	25,014,019
Ω	4.618%, 03/10/25	8,500	8,461,238
Ω	4.633%, 04/03/25	35,375	35,112,460
Ω	4.409%, 04/25/25	40,000	39,598,480
Ω	4.446%, 07/28/25	25,000	24,463,858
Commonwealth Bank of Australia
Ω	4.408%, 05/05/25	10,000	9,891,306
DBS Bank Ltd.
Ω	4.563%, 03/17/25	20,000	19,891,875
Ω	4.453%, 05/02/25	27,000	26,701,747
DNB Bank ASA
Ω	4.747%, 02/18/25	10,000	9,978,493
Ω	4.751%, 02/20/25	25,000	24,940,271
Ω	4.748%, 02/21/25	45,000	44,887,125
Ω	4.705%, 02/25/25	45,000	44,865,680
Ω	4.503%, 05/19/25	5,000	4,935,524
Ω	4.441%, 05/29/25	5,017	4,946,183
Erste Abwicklungsanstalt
Ω	4.711%, 02/04/25	28,775	28,761,202
Ω	4.642%, 02/14/25	18,000	17,969,742
Ω	4.647%, 02/21/25	30,000	29,924,295
Ω	4.657%, 02/26/25	15,000	14,953,111
Ω	4.417%, 03/20/25	15,000	14,913,480
Ω	4.418%, 04/10/25	25,000	24,792,377
European Investment Bank
	4.718%, 02/27/25	20,000	19,935,880
	4.723%, 02/27/25	25,000	24,919,850
	4.722%, 02/27/25	18,000	17,942,292
	4.684%, 03/24/25	40,925	40,671,276
	4.698%, 03/24/25	25,045	24,889,727
Export Development Canada
	4.584%, 03/11/25	35,000	34,839,772
	4.450%, 05/06/25	10,000	9,888,199
Hydro-Quebec
Ω	4.385%, 05/20/25	26,800	26,452,918
Kreditanstalt fuer Wiederaufbau
Ω	4.687%, 02/18/25	26,750	26,692,628
Ω	4.610%, 03/04/25	30,000	29,884,782
Ω	4.545%, 03/19/25	2,000	1,988,705
Ω	4.438%, 04/07/25	26,500	26,289,731
Ω	4.438%, 04/23/25	15,000	14,852,309
Macquarie Bank Ltd.
Ω	4.510%, 07/24/25	4,000	3,915,243
National Securities Clearing Corp.
Ω	4.423%, 03/17/25	9,000	8,951,231
Ω	4.437%, 03/18/25	15,000	14,916,906
Ω	4.427%, 03/19/25	25,500	25,355,659
Ω	4.424%, 03/28/25	25,000	24,831,274
Ω	4.429%, 03/28/25	20,000	19,865,019
Ω	4.437%, 03/31/25	11,500	11,418,209
Ω	4.418%, 04/11/25	9,000	8,923,992
Ω	4.438%, 04/21/25	20,000	19,806,815
		Face Amount	Value†
		(000)
Nederlandse Waterschapsbank NV
Ω	4.665%, 02/28/25	20,000	$19,932,399
Ω	4.401%, 03/21/25	5,250	5,219,232
Ω	4.403%, 03/21/25	22,000	21,871,069
Ω	4.387%, 04/10/25	45,000	44,630,850
Ω	4.379%, 04/11/25	35,000	34,708,722
Nestle Finance International Ltd.
Ω	4.719%, 02/04/25	10,000	9,995,294
Ω	4.504%, 02/28/25	25,000	24,916,877
NRW Bank
Ω	4.691%, 02/05/25	5,000	4,997,042
Ω	4.692%, 02/10/25	25,000	24,970,391
Ω	4.685%, 02/14/25	25,000	24,958,498
Ω	4.404%, 05/07/25	17,200	17,004,333
Province of Alberta
Ω	4.510%, 02/03/25	5,250	5,248,117
Ω	4.511%, 02/03/25	16,000	15,994,261
Ω	4.508%, 02/21/25	10,000	9,974,841
Province of British Columbia
	4.495%, 05/06/25	18,000	17,793,533
Province of Ontario
	4.397%, 04/28/25	50,000	49,476,913
Province of Ontario Canada
	4.393%, 05/27/25	23,800	23,469,266
	4.394%, 05/28/25	24,000	23,663,664
Province of Quebec
Ω	4.416%, 03/18/25	25,000	24,863,431
Ω	4.459%, 03/20/25	40,000	39,772,181
PSP Capital, Inc.
Ω	4.683%, 02/03/25	15,000	14,994,607
Ω	4.663%, 02/13/25	16,750	16,723,902
Ω	4.476%, 04/14/25	33,250	32,959,989
Ω	4.428%, 04/08/25	33,000	32,735,581
Ω	4.392%, 04/25/25	10,000	9,899,807
Ω	4.410%, 05/05/25	7,000	6,921,442
Ω	4.423%, 05/21/25	10,000	9,868,102
Ω	0.074%, 06/16/25	13,000	12,788,331
Queensland Treasury Corp.
	4.435%, 07/24/25	15,000	14,687,815
Royal Bank of Canada
Ω	4.530%, 03/13/25	36,000	35,822,320
Ω	4.457%, 07/14/25	21,000	20,587,613
Ω	4.478%, 07/15/25	23,000	22,545,654
Ω	4.478%, 07/16/25	25,000	24,503,230
Ω	4.478%, 07/17/25	25,000	24,500,314
Sanofi SA
Ω	4.431%, 03/14/25	20,000	19,899,051
Ω	4.421%, 03/21/25	50,000	49,705,650
Siemens Capital Co. LLC
Ω	4.700%, 02/03/25	8,000	7,997,150
Ω	4.496%, 02/11/25	3,000	2,996,076
Ω	4.359%, 03/27/25	50,000	49,672,368
Ω	4.370%, 03/28/25	6,000	5,959,967

DFA One-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)
Svensk Exportkredit AB
	4.602%, 02/03/25	26,200	$26,190,602
	4.713%, 02/10/25	34,000	33,959,393
	4.681%, 02/21/25	25,000	24,937,540
Svenska Handelsbanken AB
Ω	4.425%, 07/29/25	50,000	48,926,870
Toronto-Dominion Bank
Ω	4.645%, 04/09/25	25,000	24,791,826
Ω	4.580%, 04/22/25	26,500	26,238,079
United Overseas Bank Ltd.
Ω	4.741%, 02/03/25	25,000	24,990,991
Ω	4.741%, 02/05/25	30,000	29,981,970
Ω	4.732%, 02/07/25	25,000	24,978,952
TOTAL COMMERCIAL PAPER (Cost $2,442,178,277)			2,442,034,187
TOTAL INVESTMENT SECURITIES (Cost $4,626,315,723)			4,628,417,242

		Shares	Value†
TEMPORARY CASH INVESTMENTS — (2.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.330%	139,206,431	$139,206,431
SECURITIES LENDING COLLATERAL — (0.1%)
@§	The DFA Short Term Investment Fund	178,975	2,070,388
TOTAL INVESTMENTS — (100.0%)
(Cost $4,767,592,365)^^			$4,769,694,061
As of January 31, 2025, the value of Rule 144A securities amounted to $2,211,987,161 or 47.5% of net assets.
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$20,861,400	—	$20,861,400
Bonds	—	580,250,868	—	580,250,868
U.S. Treasury Obligations	—	1,585,270,787	—	1,585,270,787
Commercial Paper	—	2,442,034,187	—	2,442,034,187
Temporary Cash Investments	$139,206,431	—	—	139,206,431
Securities Lending Collateral	—	2,070,388	—	2,070,388
Total Investments in Securities	$139,206,431	$4,630,487,630	—	$4,769,694,061

DFA Two-Year Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.5%)
Federal Home Loan Bank Discount Notes
∞	4.246%, 03/19/25		23,000	$22,873,883
BONDS — (22.3%)
AUSTRALIA — (7.1%)
Australia & New Zealand Banking Group Ltd.
(r)Ω	SOFR + 0.750%, FRN, 5.114%, 07/03/25		19,780	19,825,949
(r)	3M Swap + 0.920%, FRN, 5.341%, 11/04/25	AUD	10,000	6,241,494
(r)Ω	SOFR + 0.560%, FRN, 4.936%, 03/18/26		22,007	22,054,315
(r)Ω	SOFR + 0.810%, FRN, 4.810%, 01/18/27		1,125	1,132,860
(r)	SOFR + 0.810%, FRN, 5.178%, 01/18/27		20,000	20,139,739
(r)Ω	SOFR + 0.650%, FRN, 5.020%, 09/30/27		12,353	12,399,694
(r)	3M Swap + 1.200%, FRN, 5.621%, 11/04/27	AUD	6,500	4,097,099
Commonwealth Bank of Australia
(r)Ω	SOFR + 0.740%, FRN, 5.128%, 03/14/25		15,861	15,869,808
(r)Ω	SOFR + 0.400%, FRN, 4.760%, 07/07/25		36,433	36,461,272
	4.200%, 08/18/25	AUD	7,000	4,345,720
(r)	3M Swap + 0.800%, FRN, 5.226%, 08/18/25	AUD	1,500	934,714
(r)Ω	SOFR + 0.630%, FRN, 5.025%, 09/12/25		33,540	33,604,273
(r)	3M Swap + 0.900%, FRN, 5.240%, 01/13/26	AUD	3,500	2,185,894
(r)Ω	SOFR + 0.750%, FRN, 5.141%, 03/13/26		500	502,132
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
National Australia Bank Ltd.
(r)Ω	SOFR + 0.760%, FRN, 5.236%, 05/13/25		11,110	$11,126,872
(r)	3M Swap + 0.920%, FRN, 5.335%, 11/25/25	AUD	23,500	14,672,918
(r)Ω	SOFR + 0.650%, FRN, 5.056%, 12/10/25		6,368	6,385,626
(r)	3M Swap + 0.780%, FRN, 5.197%, 05/12/26	AUD	13,750	8,578,977
(r)	3M Swap + 0.410%, FRN, 4.825%, 08/24/26	AUD	4,000	2,483,567
(r)	3M Swap + 0.700%, FRN, 5.033%, 10/18/27	AUD	6,000	3,733,594
(r)	3M Swap + 1.200%, FRN, 5.615%, 11/25/27	AUD	12,500	7,881,679
Westpac Banking Corp.
	2.350%, 02/19/25		637	636,327
	2.700%, 03/17/25	AUD	4,200	2,605,410
(r)	3M Swap + 0.690%, FRN, 5.156%, 03/17/25	AUD	19,300	12,006,084
	3.900%, 08/11/25	AUD	10,000	6,196,856
(r)	3M Swap + 0.800%, FRN, 5.213%, 08/11/25	AUD	33,500	20,873,809
(r)	SOFR + 1.000%, FRN, 5.442%, 08/26/25		4,500	4,519,253
(r)	SOFR + 0.720%, FRN, 5.183%, 11/17/25		25,000	25,100,256
(r)	3M Swap + 0.750%, FRN, 5.176%, 02/16/26	AUD	13,500	8,420,226
(r)	SOFR + 0.420%, FRN, 4.717%, 04/16/26		5,000	5,000,587
TOTAL AUSTRALIA				320,017,004
CANADA — (4.1%)
Canada Government Bonds
	3.750%, 05/01/25	CAD	1,000	689,538
	2.250%, 06/01/25	CAD	11,985	8,231,127

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

CANADA — (Continued)
	3.500%, 08/01/25	CAD	5,000	$3,453,229
Canada Housing Trust No. 1
Ω	2.550%, 03/15/25	CAD	5,500	3,782,619
Ω	0.950%, 06/15/25	CAD	28,000	19,133,670
Canadian Imperial Bank of Commerce
	3.300%, 05/26/25	CAD	4,300	2,961,729
CDP Financial, Inc.
(r)Ω	SOFR + 0.400%, FRN, 4.870%, 05/19/25		47,625	47,656,339
	0.875%, 06/10/25		1,600	1,579,919
Province of Alberta
	1.000%, 05/20/25		4,564	4,517,698
	2.350%, 06/01/25	CAD	5,900	4,052,442
Province of British Columbia
	2.850%, 06/18/25	CAD	5,100	3,508,923
Province of Manitoba
	2.450%, 06/02/25	CAD	4,500	3,091,898
Province of Ontario
	2.650%, 02/05/25	CAD	17,800	12,247,443
	2.600%, 06/02/25	CAD	30,600	21,036,697
Province of Quebec
	4.200%, 03/10/25	AUD	40,915	25,426,170
Royal Bank of Canada
	3.403%, 03/24/25	CAD	27,780	19,124,973
	4.930%, 07/16/25	CAD	4,100	2,845,584
TOTAL CANADA				183,339,998
FINLAND — (0.5%)
Finnvera OYJ
	2.375%, 06/04/25		4,000	3,972,360
Nordea Bank Abp, SOFR + 0.740%, FRN
(r)Ω	5.119%, 03/19/27		16,687	16,760,686
TOTAL FINLAND				20,733,046
GERMANY — (0.4%)
Landeskreditbank Baden-Wuerttemberg Foerderbank, SOFR + 1.000%, FRN
(r)	5.377%, 04/01/25		8,800	8,810,253
Landwirtschaftliche Rentenbank
	0.500%, 05/27/25		9,464	9,349,599
TOTAL GERMANY				18,159,852
NETHERLANDS — (1.6%)
BNG Bank NV
	3.250%, 07/15/25	AUD	11,800	7,300,314
			Face Amount^	Value†
			(000)

NETHERLANDS — (Continued)
Cooperatieve Rabobank UA
(r)	SOFR + 0.700%, FRN, 5.077%, 07/18/25		34,481	$34,559,962
(r)	SOFR + 0.620%, FRN, 5.056%, 08/28/26		8,000	8,024,339
(r)	SOFR + 0.710%, FRN, 5.128%, 03/05/27		13,000	13,046,836
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV
	4.250%, 07/08/25	AUD	5,000	3,103,154
Nederlandse Waterschapsbank NV
	4.875%, 02/24/25		700	700,153
	3.400%, 07/22/25	AUD	7,540	4,666,488
TOTAL NETHERLANDS				71,401,246
NEW ZEALAND — (0.5%)
New Zealand Local Government Funding Agency Bonds
	2.750%, 04/15/25	NZD	40,500	22,783,141
NORWAY — (0.4%)
Kommunalbanken AS
Ω	2.125%, 02/11/25		250	249,877
	4.250%, 07/16/25	AUD	11,500	7,144,534
(r)	SOFR + 1.000%, FRN, 5.399%, 06/17/26		8,598	8,678,171
TOTAL NORWAY				16,072,582
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (4.4%)
Asian Development Bank
	4.625%, 06/13/25		7,135	7,139,494
(r)	SOFR + 1.000%, FRN, 5.450%, 08/27/26		11,740	11,877,710
Asian Infrastructure Investment Bank
	0.500%, 05/28/25		4,178	4,126,628
	3.375%, 06/29/25		1,250	1,244,639
European Investment Bank
	1.875%, 02/10/25		17,400	17,391,376
Inter-American Development Bank, SOFR + 0.170%, FRN
(r)	4.572%, 09/16/26		16,100	16,082,451

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
International Bank for Reconstruction & Development
	0.625%, 04/22/25		730	$723,971
	0.750%, 07/02/25	CAD	1,200	818,504
(r)	SOFR + 0.180%, FRN, 4.582%, 06/15/26		18,500	18,487,790
(r)	SOFR + 0.370%, FRN, 4.739%, 01/12/27		4,000	4,008,883
(r)	SOFR + 0.280%, FRN, 4.735%, 02/23/27		60,000	60,065,400
(r)	SOFR + 0.270%, FRN, 4.672%, 06/15/27		14,000	14,003,228
International Finance Corp.
	4.000%, 04/03/25	AUD	5,141	3,193,674
(r)	SOFR + 0.280%, FRN, 4.682%, 03/16/26		10,000	10,008,800
Nordic Investment Bank
	1.500%, 03/13/25	NOK	166,500	14,661,803
	1.050%, 05/12/25	SEK	100,000	8,986,363
(r)	SOFR + 1.000%, FRN, 5.499%, 05/12/26		4,000	4,041,720
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				196,862,434
SWEDEN — (1.5%)
Kommuninvest I Sverige AB
	1.000%, 05/12/25	SEK	96,000	8,627,256
Svensk Exportkredit AB, SOFR + 1.000%, FRN
(r)	5.383%, 08/03/26		51,467	52,004,597
Svenska Handelsbanken AB, SOFR + 1.250%, FRN
(r)Ω	5.643%, 06/15/26		4,900	4,957,910
TOTAL SWEDEN				65,589,763
UNITED STATES — (1.8%)
Bank of New York Mellon Corp.
	3.000%, 02/24/25		640	639,371
Exxon Mobil Corp.
	2.709%, 03/06/25		1,400	1,397,923
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
JPMorgan Chase Bank NA
(r)	SOFR + 0.620%, FRN, 5.002%, 04/29/26	9,500	$9,540,319
(r)	SOFR + 1.000%, FRN, 5.413%, 12/08/26	53,900	54,527,019
Morgan Stanley Bank NA, SOFR + 1.165%, FRN
(r)	5.548%, 10/30/26	1,785	1,806,143
National Securities Clearing Corp.
Ω	5.150%, 05/30/25	1,800	1,803,543
Roche Holdings, Inc., SOFR + 0.740%, FRN
(r)Ω	5.209%, 11/13/26	8,400	8,466,478
State Street Corp., SOFR + 0.640%, FRN
(r)	5.017%, 10/22/27	4,210	4,221,804
TOTAL UNITED STATES			82,402,600
TOTAL BONDS			997,361,666
U.S. TREASURY OBLIGATIONS — (24.6%)
U.S. Treasury Bills
∞	3.879%, 03/20/25	13,000	12,931,344
∞	3.959%, 04/10/25	7,000	6,946,164
U.S. Treasury Notes
(r)	3M USTMMR + 0.169%, FRN, 4.409%, 04/30/25	83,000	83,030,425
(r)	3M USTMMR + 0.125%, FRN, 4.365%, 07/31/25	295,000	295,124,006
(r)	3M USTMMR + 0.170%, FRN, 4.410%, 10/31/25	441,750	442,218,153
(r)	3M USTMMR + 0.245%, FRN, 4.485%, 01/31/26	210,250	210,660,610
(r)	3M USTMMR + 0.150%, FRN, 4.390%, 04/30/26	50,500	50,544,890
TOTAL U.S. TREASURY OBLIGATIONS			1,101,455,592
COMMERCIAL PAPER — (41.5%)
AUSTRALIA — (1.5%)
Australia & New Zealand Banking Group Ltd.
Ω	4.534%, 04/04/25	18,000	17,865,243
Ω	4.513%, 07/22/25	25,500	24,975,873

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

AUSTRALIA — (Continued)
Commonwealth Bank of Australia
Ω	4.408%, 05/05/25	4,000	$3,956,522
Queensland Treasury Corp.
	4.435%, 07/24/25	20,000	19,583,754
TOTAL AUSTRALIA			66,381,392
CANADA — (6.3%)
Bank of Montreal
	4.584%, 03/19/25	25,000	24,858,304
	4.563%, 03/21/25	30,000	29,822,674
	4.480%, 04/10/25	1,000	991,657
Export Development Canada
	4.584%, 03/11/25	18,000	17,917,597
	4.450%, 05/06/25	20,000	19,776,398
Hydro-Quebec
Ω	4.385%, 05/20/25	20,000	19,740,984
Province of Alberta
Ω	4.508%, 02/21/25	15,000	14,962,261
Ω	4.399%, 03/03/25	2,000	1,992,570
Province of British Columbia
	4.495%, 05/06/25	18,000	17,793,533
PSP Capital, Inc.
Ω	4.683%, 02/03/25	20,000	19,992,809
Ω	4.663%, 02/13/25	21,500	21,466,501
Ω	4.476%, 04/14/25	35,000	34,694,725
Ω	4.428%, 04/08/25	33,000	32,735,581
Ω	4.427%, 04/22/25	2,500	2,475,835
Ω	4.423%, 05/21/25	20,000	19,736,204
Toronto-Dominion Bank
Ω	4.580%, 04/22/25	5,000	4,950,581
TOTAL CANADA			283,908,214
FRANCE — (4.2%)
Caisse d'Amortissement de la Dette Sociale
Ω	4.789%, 02/14/25	45,000	44,924,179
Ω	4.713%, 02/24/25	9,000	8,974,036
Caisse des Depots et Consignations
Ω	4.723%, 02/19/25	10,000	9,977,174
Ω	4.725%, 02/20/25	38,000	37,908,684
Ω	4.692%, 02/24/25	10,000	9,971,151
LVMH Moet Hennessy Louis Vuitton SE
Ω	4.634%, 02/03/25	11,500	11,495,866
Ω	4.646%, 02/25/25	25,000	24,924,940
Sanofi SA
Ω	4.410%, 03/14/25	10,000	9,949,525
Ω	4.431%, 03/14/25	25,000	24,873,813
Ω	4.421%, 03/21/25	5,000	4,970,565
TOTAL FRANCE			187,969,933
		Face Amount^	Value†
		(000)

GERMANY — (5.6%)
Erste Abwicklungsanstalt
Ω	4.711%, 02/04/25	16,000	$15,992,328
Ω	4.748%, 02/04/25	20,000	19,990,410
Ω	4.749%, 02/10/25	19,750	19,726,294
Ω	4.642%, 02/14/25	18,000	17,969,742
Ω	4.643%, 02/14/25	25,000	24,957,974
Ω	4.647%, 02/21/25	5,000	4,987,382
Ω	4.424%, 03/20/25	10,000	9,942,320
Ω	4.418%, 04/10/25	9,000	8,925,256
Kreditanstalt fuer Wiederaufbau
Ω	4.687%, 02/18/25	5,000	4,989,276
Ω	4.610%, 03/04/25	35,000	34,865,579
Ω	4.564%, 03/13/25	30,000	29,852,274
Ω	4.426%, 04/10/25	20,000	19,834,132
Ω	4.438%, 04/23/25	20,000	19,803,079
NRW Bank
Ω	4.692%, 02/10/25	15,000	14,982,234
Ω	4.404%, 05/07/25	3,500	3,460,184
TOTAL GERMANY			250,278,464
LUXEMBOURG — (0.5%)
European Investment Bank
	4.379%, 04/24/25	13,000	12,870,674
Nestle Finance International Ltd.
Ω	4.719%, 02/04/25	10,000	9,995,294
TOTAL LUXEMBOURG			22,865,968
NETHERLANDS — (2.1%)
Nederlandse Waterschapsbank NV
Ω	4.665%, 02/28/25	4,500	4,484,790
Ω	4.401%, 03/21/25	18,000	17,894,511
Ω	4.403%, 03/21/25	20,000	19,882,790
Ω	4.387%, 04/10/25	5,000	4,958,983
Ω	4.379%, 04/11/25	31,500	31,237,850
Ω	4.410%, 04/29/25	15,000	14,843,067
TOTAL NETHERLANDS			93,301,991
NORWAY — (2.9%)
DNB Bank ASA
Ω	4.761%, 02/11/25	18,000	17,976,326
Ω	4.747%, 02/18/25	45,000	44,903,216
Ω	4.751%, 02/20/25	5,000	4,988,054
Ω	4.748%, 02/21/25	25,000	24,937,292
Ω	4.503%, 05/19/25	4,000	3,948,419
Ω	4.466%, 07/21/25	10,000	9,796,187
Ω	4.467%, 07/23/25	25,000	24,484,636
TOTAL NORWAY			131,034,130
SINGAPORE — (2.6%)
DBS Bank Ltd.
Ω	4.784%, 02/03/25	9,500	9,496,585
Ω	4.677%, 02/12/25	10,000	9,985,594

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

SINGAPORE — (Continued)
Ω	4.563%, 03/17/25	25,000	$24,864,844
Ω	4.566%, 03/24/25	4,000	3,974,628
Ω	4.577%, 03/26/25	10,000	9,934,130
Ω	4.423%, 02/28/25	5,000	4,983,164
Ω	4.453%, 05/02/25	25,650	25,366,660
United Overseas Bank Ltd.
Ω	4.741%, 02/05/25	15,000	14,990,985
Ω	4.719%, 02/06/25	5,000	4,996,393
Ω	4.697%, 03/03/25	11,000	10,958,887
TOTAL SINGAPORE			119,551,870
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (2.1%)
European Investment Bank
	4.718%, 02/27/25	20,000	19,935,880
	4.723%, 02/27/25	25,000	24,919,850
	4.684%, 03/24/25	24,950	24,795,316
	4.684%, 03/24/25	23,250	23,105,856
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			92,756,902
SWEDEN — (1.8%)
Svensk Exportkredit AB
	4.602%, 02/03/25	25,000	24,991,033
	4.713%, 02/10/25	25,000	24,970,142
	4.688%, 02/25/25	30,000	29,910,762
TOTAL SWEDEN			79,871,937
UNITED STATES — (11.9%)
Apple, Inc.
Ω	4.389%, 03/06/25	23,300	23,205,168
Bank of Montreal
	4.532%, 03/18/25	7,500	7,458,402
Caisse des Depots et Consignations
Ω	4.665%, 02/11/25	35,000	34,953,784
Ω	4.614%, 02/12/25	5,500	5,492,077
Ω	4.637%, 03/06/25	10,000	9,959,093
Ω	4.453%, 05/02/25	16,500	16,318,569
Ω	4.450%, 06/04/25	10,000	9,850,160
Chevron Corp.
Ω	4.679%, 02/05/25	12,000	11,992,821
Ω	4.683%, 02/13/25	12,000	11,981,317
Ω	4.500%, 03/13/25	25,000	24,877,393
Cisco Systems, Inc.
Ω	4.633%, 04/03/25	45,000	44,666,027
Ω	4.451%, 04/11/25	15,000	14,874,389
Ω	4.409%, 04/25/25	40,000	39,598,480
Ω	4.446%, 07/28/25	25,000	24,463,858
Macquarie Bank Ltd.
Ω	4.510%, 07/24/25	4,000	3,915,243
National Securities Clearing Corp.
Ω	4.423%, 03/17/25	8,500	8,453,941
Ω	4.437%, 03/18/25	25,000	24,861,510
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Ω	4.427%, 03/19/25		4,000	$3,977,358
Ω	4.424%, 03/28/25		1,500	1,489,876
Ω	4.429%, 03/28/25		28,000	27,811,027
Ω	4.437%, 03/31/25		12,000	11,914,653
Ω	4.438%, 04/21/25		30,000	29,710,222
Novartis Finance Corp.
Ω	4.403%, 03/05/25		20,000	19,920,862
Province of Quebec
Ω	4.416%, 03/18/25		5,000	4,972,686
Ω	4.459%, 03/20/25		11,000	10,937,350
Royal Bank of Canada
Ω	4.457%, 07/14/25		25,000	24,509,063
Ω	4.478%, 07/15/25		23,000	22,545,654
Ω	4.478%, 07/17/25		20,000	19,600,251
Siemens Capital Co. LLC
Ω	4.370%, 03/28/25		13,000	12,913,263
Toronto-Dominion Bank
Ω	4.645%, 04/09/25		25,000	24,791,825
TOTAL UNITED STATES				532,016,322
TOTAL COMMERCIAL PAPER (Cost $1,860,020,642)				1,859,937,123
FOREIGN SOVEREIGN OBLIGATIONS — (11.1%)
CANADA — (5.1%)
Alberta Treasury Bills
∞	3.220%,03/04/25	CAD	10,100	6,932,574
Canada Treasury Bills
∞	3.333%, 02/27/25	CAD	30,800	21,146,642
∞	3.129%, 03/12/25	CAD	25,000	17,146,764
∞	3.284%, 03/27/25	CAD	5,000	3,425,362
∞	3.131%, 04/24/25	CAD	11,000	7,519,827
∞	3.121%, 04/09/25	CAD	13,000	8,897,086
Ontario Treasury Bills
∞	3.402%, 02/12/25	CAD	19,000	13,061,087
∞	3.165%, 04/02/25	CAD	12,400	8,491,485
∞	3.281%, 02/26/25	CAD	6,606	4,536,179
∞	3.281%, 03/05/25	CAD	17,000	11,667,052
∞	3.175%, 03/12/25	CAD	16,900	11,592,027
∞	3.171%, 03/19/25	CAD	17,546	12,028,611
∞	3.149%, 04/09/25	CAD	13,000	8,897,623
∞	3.049%, 04/23/25	CAD	9,000	6,153,390
∞	2.926%, 04/30/25	CAD	23,800	16,263,947
Quebec Treasury Bills
∞	3.402%, 02/07/25	CAD	18,925	13,014,868
∞	3.256%, 02/21/25	CAD	25,700	17,655,698
∞	3.400%, 02/28/25	CAD	23,000	15,792,431
∞	3.180%, 03/07/25	CAD	9,500	6,519,562
∞	3.192%, 03/14/25	CAD	15,000	10,288,575
∞	3.201%, 04/25/25	CAD	2,300	1,572,612
∞	3.119%, 04/11/25	CAD	2,000	1,368,906
∞	2.890%, 05/02/25	CAD	8,000	5,465,112
TOTAL CANADA				229,437,420

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

NEW ZEALAND — (0.2%)
New Zealand Treasury Bills
∞	4.250%, 03/12/25	NZD	11,500	$6,458,525
SINGAPORE — (2.9%)
Monetary Authority of Singapore Bills
∞	3.305%, 02/06/25	SGD	75,000	55,173,637
∞	3.265%, 02/20/25	SGD	65,000	47,760,699
∞	3.225%, 02/27/25	SGD	36,000	26,436,509
TOTAL SINGAPORE				129,370,845
UNITED KINGDOM — (2.9%)
U.K. Treasury Bills
∞	4.727%, 02/17/25	GBP	50,000	61,882,264
∞	4.725%, 02/24/25	GBP	11,000	13,601,734
∞	4.697%, 03/10/25	GBP	23,500	29,006,116
∞	4.572%, 04/28/25	GBP	22,000	26,992,673
TOTAL UNITED KINGDOM				131,482,787
TOTAL FOREIGN SOVEREIGN OBLIGATIONS				496,749,577
TOTAL INVESTMENT SECURITIES (Cost $4,500,522,825)				4,478,377,841

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	267	$3,089
TOTAL INVESTMENTS — (100.0%)
(Cost $4,500,525,914)^^			$4,478,380,930
As of January 31, 2025, DFA Two-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	15,169,060	NOK	165,929,059	Barclays Capital	02/10/25	$509,428
USD	59,840,271	AUD	90,268,079	Barclays Capital	02/11/25	3,720,161
USD	55,161,466	CAD	76,654,237	Bank of America Corp.	02/12/25	2,399,235
USD	20,957,473	CAD	29,361,836	HSBC Bank	02/12/25	747,292
USD	50,933,986	AUD	81,697,969	Australia and New Zealand Bank	02/21/25	139,816
USD	129,353,405	SGD	174,840,750	Societe Generale	02/21/25	606,405
AUD	39,598,546	USD	24,333,136	State Street Bank and Trust	02/21/25	286,512
USD	15,885,430	AUD	25,329,449	State Street Bank and Trust	02/21/25	137,323
USD	50,883,913	AUD	81,412,085	HSBC Bank	03/21/25	260,140
USD	68,786,215	GBP	55,008,365	State Street Bank and Trust	03/24/25	592,295
USD	17,864,556	SEK	195,329,522	Royal Bank of Canada	04/02/25	187,249
USD	6,258,866	CAD	8,959,672	Bank of America Corp.	04/08/25	76,937
USD	4,264,016	CAD	6,121,081	Citibank, N.A.	04/08/25	40,637
USD	19,898,153	CAD	28,437,605	Royal Bank of Canada	04/08/25	276,982
USD	8,029,635	CAD	11,478,351	Societe Generale	04/08/25	109,886
USD	6,450,822	NZD	11,366,773	State Street Bank and Trust	04/08/25	32,246
USD	4,320,120	CAD	6,173,839	State Street Bank and Trust	04/08/25	60,340
USD	63,403,297	CAD	90,482,506	Citibank, N.A.	04/09/25	969,881
USD	61,129,597	CAD	87,701,667	Bank of America Corp.	04/10/25	612,108
USD	64,475,639	CAD	92,406,744	Royal Bank of Canada	04/16/25	693,338

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	61,006,550	CAD	87,208,192	Royal Bank of Canada	04/17/25	$809,615
USD	23,221,842	NZD	41,030,653	State Street Bank and Trust	04/30/25	40,792
USD	16,577,527	CAD	23,947,050	State Street Bank and Trust	04/30/25	37,479
Total Appreciation						$13,346,097
USD	171,336	NOK	1,964,420	Citibank, N.A.	02/10/25	$(2,218)
AUD	34,340,285	USD	21,786,380	Royal Bank of Canada	02/11/25	(436,855)
CAD	5,500,486	USD	3,870,157	Barclays Capital	02/12/25	(84,093)
CAD	14,319,456	USD	9,928,886	State Street Bank and Trust	02/12/25	(72,595)
AUD	15,227,095	USD	9,478,757	Citibank, N.A.	03/21/25	(10,224)
CAD	501,855	USD	350,352	Citibank, N.A.	04/09/25	(4,069)
CAD	32,047,089	USD	22,288,185	UBS AG	04/09/25	(175,521)
USD	62,766,767	GBP	50,914,651	Bank of New York Mellon	04/10/25	(348,656)
USD	39,271,077	AUD	63,465,535	HSBC Bank	04/14/25	(199,388)
CAD	9,051,325	USD	6,306,926	State Street Bank and Trust	04/16/25	(59,391)
Total (Depreciation)						$(1,393,010)
Total Appreciation (Depreciation)						$11,953,087
As of January 31, 2025, the value of Rule 144A securities amounted to $1,771,449,661 or 39.2% of net assets.
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$22,873,883	—	$22,873,883
Bonds
Australia	—	320,017,004	—	320,017,004
Canada	—	183,339,998	—	183,339,998
Finland	—	20,733,046	—	20,733,046
Germany	—	18,159,852	—	18,159,852
Netherlands	—	71,401,246	—	71,401,246
New Zealand	—	22,783,141	—	22,783,141
Norway	—	16,072,582	—	16,072,582
Supranational Organization Obligations	—	196,862,434	—	196,862,434
Sweden	—	65,589,763	—	65,589,763
United States	—	82,402,600	—	82,402,600
U.S. Treasury Obligations	—	1,101,455,592	—	1,101,455,592
Commercial Paper	—	1,859,937,123	—	1,859,937,123
Foreign Sovereign Obligations	—	496,749,577	—	496,749,577
Securities Lending Collateral	—	3,089	—	3,089
Total Investments in Securities	—	$4,478,380,930	—	$4,478,380,930

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Assets
Forward Currency Contracts**	—	$13,346,097	—	$13,346,097
Liabilities
Forward Currency Contracts**	—	(1,393,010)	—	(1,393,010)
Total Financial Instruments	—	$11,953,087	—	$11,953,087
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Selectively Hedged Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (75.9%)
AUSTRALIA — (7.2%)
ANZ New Zealand International Ltd., SOFR + 0.600%, FRN
(r)Ω	5.063%, 02/18/25		1,400	$1,400,262
Australia & New Zealand Banking Group Ltd.
(r)Ω	SOFR + 0.560%, FRN, 4.936%, 03/18/26		2,841	2,847,108
(r)	3M Swap + 0.830%, FRN, 5.246%, 03/31/26	AUD	1,300	811,718
(r)Ω	SOFR + 0.810%, FRN, 4.810%, 01/18/27		2,000	2,013,974
(r)Ω	SOFR + 0.680%, FRN, 5.047%, 07/16/27		4,531	4,549,373
(r)Ω	SOFR + 0.650%, FRN, 5.020%, 09/30/27		4,253	4,269,076
Commonwealth Bank of Australia
(r)	SOFR + 0.740%, FRN, 5.128%, 03/14/25		1,170	1,170,650
(r)Ω	SOFR + 0.630%, FRN, 5.025%, 09/12/25		3,400	3,406,515
(r)	3M Swap + 0.900%, FRN, 5.240%, 01/13/26	AUD	800	499,633
(r)Ω	SOFR + 0.750%, FRN, 5.141%, 03/13/26		100	100,426
(r)	3M Swap + 0.750%, FRN, 5.176%, 08/17/26	AUD	3,500	2,184,197
(r)	3M Swap + 0.700%, FRN, 5.041%, 01/14/27	AUD	1,400	872,512
(r)	3M Swap + 1.020%, FRN, 5.446%, 08/18/27	AUD	1,000	627,283
(r)	3M Swap + 0.950%, FRN, 5.376%, 08/17/28	AUD	1,000	626,251
Glencore Funding LLC
#Ω	1.625%, 09/01/25		330	323,884
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
Ω	1.625%, 04/27/26		2,398	$2,309,230
Macquarie Bank Ltd.
(r)	3M Swap + 0.480%, FRN, 4.920%, 12/09/25	AUD	500	310,890
(r)Ω	SOFR + 1.200%, FRN, 5.611%, 12/07/26		5,220	5,281,940
(r)Ω	SOFR + 0.920%, FRN, 5.284%, 07/02/27		3,000	3,028,920
National Australia Bank Ltd.
(r)	3M Swap + 0.900%, FRN, 5.328%, 05/30/25	AUD	3,000	1,868,550
(r)	3M Swap + 0.920%, FRN, 5.335%, 11/25/25	AUD	1,500	936,569
(r)Ω	SOFR + 0.650%, FRN, 5.056%, 12/10/25		2,160	2,165,979
(r)	3M Swap + 0.780%, FRN, 5.197%, 05/12/26	AUD	8,128	5,071,267
(r)	3M Swap + 0.410%, FRN, 4.825%, 08/24/26	AUD	3,100	1,924,764
(r)	3M Swap + 0.850%, FRN, 5.276%, 11/16/26	AUD	6,700	4,187,549
(r)	3M Swap + 1.000%, FRN, 5.417%, 05/12/28	AUD	1,600	1,002,240
Norfina Ltd., 3M Swap + 0.780%, FRN
(r)	5.070%, 01/25/27	AUD	3,500	2,182,543
Westpac Banking Corp.
(r)	3M Swap + 0.690%, FRN, 5.156%, 03/17/25	AUD	3,500	2,177,269
(r)	3M Swap + 0.800%, FRN, 5.213%, 08/11/25	AUD	2,000	1,246,198
(r)	3M Swap + 0.750%, FRN, 5.163%, 08/10/26	AUD	5,600	3,494,227
(r)	3M Swap + 0.820%, FRN, 5.280%, 12/15/26	AUD	3,300	2,061,109

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
(r)	3M Swap + 0.700%, FRN, 4.990%, 01/25/27	AUD	2,700	$1,682,518
(r)	3M Swap + 1.230%, FRN, 5.643%, 11/11/27	AUD	1,700	1,071,951
(r)	3M Swap + 0.980%, FRN, 5.406%, 02/16/28	AUD	3,200	2,004,639
(r)	3M Swap + 0.930%, FRN, 5.393%, 09/19/28	AUD	2,500	1,563,296
Woodside Finance Ltd.
Ω	3.650%, 03/05/25		372	371,599
TOTAL AUSTRALIA				71,646,109
AUSTRIA — (0.3%)
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
	1.375%, 04/14/25	EUR	3,300	3,411,645
BELGIUM — (0.3%)
Anheuser-Busch InBev SA
	4.000%, 09/24/25	GBP	165	203,652
Belfius Bank SA
	0.010%, 10/15/25	EUR	700	713,758
	3.750%, 01/22/29	EUR	1,400	1,486,572
Groupe Bruxelles Lambert NV
	1.875%, 06/19/25	EUR	500	516,995
TOTAL BELGIUM				2,920,977
CANADA — (8.2%)
American National Group, Inc.
	5.750%, 10/01/29		700	701,325
Bank of Montreal
	1.850%, 05/01/25		300	298,094
(r)	SOFR + 0.620%, FRN, 5.013%, 09/15/26		310	310,444
(r)	SOFR + 1.160%, FRN, 5.562%, 12/11/26		1,000	1,010,438
Bank of Nova Scotia
	2.160%, 02/03/25	CAD	1,300	894,423
(r)	SOFR + 1.090%, FRN, 5.489%, 06/12/25		3,500	3,510,083
#(r)	SOFR + 0.780%, FRN, 5.202%, 06/04/27		2,904	2,915,770
			Face Amount^	Value†
			(000)
CANADA — (Continued)
Bell Telephone Co. of Canada or Bell Canada
	3.350%, 03/12/25	CAD	3,800	$2,614,440
Brookfield Finance, Inc.
	4.850%, 03/29/29		100	99,608
Canada Government Bonds
	3.750%, 02/01/25	CAD	2,300	1,582,297
	3.750%, 05/01/25	CAD	8,200	5,654,211
Canada Housing Trust No. 1
Ω	2.550%, 03/15/25	CAD	1,900	1,306,723
Ω	0.950%, 06/15/25	CAD	9,000	6,150,108
Canadian Imperial Bank of Commerce
	2.750%, 03/07/25	CAD	3,200	2,200,995
	3.807%, 07/09/29	EUR	700	749,955
Canadian Natural Resources Ltd.
	3.900%, 02/01/25		1,370	1,370,000
	2.050%, 07/15/25		500	493,947
CDP Financial, Inc., SOFR + 0.400%, FRN
(r)Ω	4.870%, 05/19/25		3,700	3,702,435
Enbridge, Inc.
	2.440%, 06/02/25	CAD	3,000	2,058,272
	3.125%, 11/15/29		130	119,415
Export Development Canada, SOFR + 0.330%, FRN
(r)	4.712%, 08/01/28		2,160	2,162,225
Federation des Caisses Desjardins du Quebec
	5.200%, 10/01/25	CAD	2,000	1,393,773
Magna International, Inc.
	4.150%, 10/01/25		1,000	997,349
National Bank of Canada
	2.580%, 02/03/25	CAD	1,500	1,032,016
	5.296%, 11/03/25	CAD	5,500	3,841,656
Province of British Columbia
	2.850%, 06/18/25	CAD	400	275,210
Province of Manitoba
	2.450%, 06/02/25	CAD	400	274,835
Province of Ontario
	2.650%, 02/05/25	CAD	2,800	1,926,564
	2.600%, 06/02/25	CAD	5,300	3,643,611
Province of Quebec
	2.600%, 07/06/25	CAD	4,900	3,369,330
Rogers Communications, Inc.
	3.100%, 04/15/25	CAD	10,000	6,878,178
Royal Bank of Canada
	3.403%, 03/24/25	CAD	200	137,689
(r)	SOFR + 0.570%, FRN, 4.952%, 04/27/26		1,200	1,202,362

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
CANADA — (Continued)
(r)	SOFR + 0.950%, FRN, 5.327%, 01/19/27		500	$503,835
(r)	SOFR + 0.710%, FRN, 5.087%, 01/21/27		2,121	2,127,063
Suncor Energy, Inc.
	5.600%, 11/17/25	CAD	1,200	840,070
TC PipeLines LP
	4.375%, 03/13/25		4,000	3,997,132
Thomson Reuters Corp.
	2.239%, 05/14/25	CAD	900	617,352
Toronto-Dominion Bank
	1.150%, 06/12/25		750	741,050
(r)	SOFR + 1.080%, FRN, 5.456%, 07/17/26		6,635	6,689,310
#	4.994%, 04/05/29		130	130,116
TransCanada PipeLines Ltd.
	3.300%, 07/17/25	CAD	2,300	1,582,804
TOTAL CANADA				82,106,513
FINLAND — (0.7%)
Kuntarahoitus OYJ, SOFR + 1.000%, FRN
(r)	5.371%, 07/15/26		4,000	4,035,800
Nordea Bank Abp
Ω	3.600%, 06/06/25		460	458,389
(r)Ω	SOFR + 0.740%, FRN, 5.119%, 03/19/27		2,896	2,908,788
TOTAL FINLAND				7,402,977
FRANCE — (1.6%)
Arval Service Lease SA
	0.875%, 02/17/25	EUR	2,400	2,488,050
Ayvens SA
	3.875%, 07/16/29	EUR	1,100	1,174,873
Banque Federative du Credit Mutuel SA
(r)Ω	SOFR + 0.410%, FRN, 4.932%, 02/04/25		1,000	1,000,004
(r)Ω	SOFR + 1.130%, FRN, 5.511%, 01/23/27		2,250	2,267,535
(r)Ω	SOFR + 1.070%, FRN, 5.534%, 02/16/28		3,200	3,214,778
Cie Generale des Etablissements Michelin SCA
	0.875%, 09/03/25	EUR	500	513,785
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
Credit Agricole SA, SOFR + 0.870%, FRN
(r)Ω	5.272%, 03/11/27		2,000	$2,006,776
Societe Generale SA, SOFR + 1.100%, FRN
(r)Ω	5.560%, 02/19/27		2,400	2,402,136
WEA Finance LLC
Ω	4.125%, 09/20/28		500	479,169
TOTAL FRANCE				15,547,106
GERMANY — (3.0%)
Bayer U.S. Finance LLC
Ω	6.250%, 01/21/29		500	512,959
BMW U.S. Capital LLC
Ω	3.250%, 04/01/25		1,355	1,352,036
(r)Ω	SOFR + 0.620%, FRN, 5.104%, 08/11/25		350	350,608
(r)Ω	SOFR + 0.550%, FRN, 4.921%, 04/02/26		1,000	1,001,612
Daimler Truck Finance Canada, Inc.
	5.180%, 09/19/25	CAD	1,400	974,138
Daimler Truck Finance North America LLC, SOFR + 0.960%, FRN
(r)Ω	5.336%, 09/25/27		3,000	3,017,856
Daimler Truck International Finance BV
	1.250%, 04/06/25	EUR	2,000	2,069,004
Deutsche Bank AG
	4.162%, 05/13/25		300	299,494
Landeskreditbank Baden-Wuerttemberg Foerderbank
(r)	SOFR + 1.000%, FRN, 5.377%, 04/01/25		3,000	3,003,495
	4.250%, 08/07/25	AUD	7,500	4,655,755
Mercedes-Benz Finance Canada, Inc.
	1.650%, 09/22/25	CAD	1,000	681,653
Mercedes-Benz Finance North America LLC
(r)Ω	SOFR + 0.930%, FRN, 5.305%, 03/30/25		2,700	2,702,815
(r)Ω	SOFR + 0.570%, FRN, 4.952%, 08/01/25		1,200	1,201,478
(r)Ω	SOFR + 0.670%, FRN, 5.037%, 01/09/26		4,000	4,009,658

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
NRW Bank
	0.375%, 02/10/25		800	$799,472
	1.050%, 03/31/26	AUD	2,800	1,675,342
Siemens Financieringsmaatschappij NV
	1.000%, 02/20/25	GBP	500	619,166
Volkswagen Financial Services AG
Δ	0.000%, 02/12/25	EUR	700	725,706
Volkswagen Group of America Finance LLC
Ω	4.950%, 08/15/29		600	589,488
TOTAL GERMANY				30,241,735
IRELAND — (0.3%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
#	1.750%, 01/30/26		2,700	2,622,637
	4.450%, 04/03/26		150	149,395
TOTAL IRELAND				2,772,032
ITALY — (0.0%)
Eni SpA
	3.750%, 09/12/25	EUR	350	365,607
JAPAN — (3.5%)
American Honda Finance Corp.
(r)	SOFR + 0.550%, FRN, 5.032%, 02/12/25		150	150,014
(r)	SOFR + 0.600%, FRN, 5.069%, 08/14/25		610	610,965
(r)	SOFR + 0.790%, FRN, 5.161%, 10/03/25		1,000	1,002,125
(r)	SOFR + 0.710%, FRN, 5.080%, 01/09/26		3,167	3,174,497
(r)	SOFR + 0.720%, FRN, 5.097%, 10/22/27		4,838	4,840,419
Aviation Capital Group LLC
	6.750%, 10/25/28		600	630,539
Japan Bank for International Cooperation
	2.125%, 02/10/25		1,000	999,540
	0.625%, 07/15/25		2,000	1,966,063
Japan Government Five Year Bonds
	0.005%, 06/20/26	JPY	200,000	1,278,365
	0.005%, 09/20/26	JPY	410,000	2,615,070
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
	Japan Government Two Year Bonds
	0.400%, 07/01/26	JPY	245,000	$1,574,101
	Mitsubishi UFJ Financial Group, Inc.
	2.193%, 02/25/25		1,910	1,907,211
	Mizuho Financial Group, Inc.
	0.402%, 09/06/29	EUR	1,000	921,178
Nomura Holdings, Inc.
	1.653%, 07/14/26		4,587	4,381,777
(r)	SOFR + 1.250%, FRN, 5.621%, 07/02/27		2,700	2,722,713
	ORIX Corp.
	3.780%, 05/29/29	EUR	500	530,801
	Sumitomo Mitsui Financial Group, Inc., SOFR + 1.170%, FRN
(r)	5.530%, 07/09/29		900	909,684
	Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.980%, FRN
(r)Ω	5.395%, 09/10/27		1,600	1,616,491
	Toyota Credit Canada, Inc.
	2.110%, 02/26/25	CAD	1,000	687,536
	Toyota Motor Credit Corp., SOFR + 0.650%, FRN
(r)	5.029%, 03/19/27		1,100	1,102,241
	Toyota Motor Finance Netherlands BV
	3.125%, 07/11/29	EUR	1,500	1,572,549
	TOTAL JAPAN			35,193,879
LUXEMBOURG — (0.2%)
SELP Finance SARL
	0.875%, 05/27/29	EUR	2,500	2,344,317
NETHERLANDS — (2.3%)
	BNG Bank NV
	3.250%, 07/15/25	AUD	5,000	3,093,353
Cooperatieve Rabobank UA
(r)	SOFR + 0.710%, FRN, 5.080%, 01/09/26		6,000	6,023,540
(r)	SOFR + 0.620%, FRN, 5.056%, 08/28/26		1,000	1,003,042
(r)	SOFR + 0.900%, FRN, 5.268%, 10/05/26		300	302,495
(r)	3M Swap + 0.870%, FRN, 5.288%, 02/26/27	AUD	3,800	2,372,760

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
NETHERLANDS — (Continued)
(r)	SOFR + 0.710%, FRN, 5.128%, 03/05/27		3,500	$3,512,610
(r)	3M Swap + 1.180%, FRN, 5.513%, 01/19/28	AUD	500	314,148
(r)	3M Swap + 1.150%, FRN, 5.573%, 11/21/28	AUD	2,500	1,570,430
(r)	3M Swap + 1.030%, FRN, 5.448%, 02/26/29	AUD	1,100	687,802
	Heineken NV
	2.875%, 08/04/25	EUR	1,000	1,038,049
	ING Groep NV
	1.125%, 02/14/25	EUR	2,500	2,592,220
	TOTAL NETHERLANDS			22,510,449
NORWAY — (1.7%)
	Equinor ASA
	2.875%, 04/06/25		50	49,849
Kommunalbanken AS
	4.250%, 07/16/25	AUD	90	55,914
(r)Ω	SOFR + 1.000%, FRN, 5.399%, 06/17/26		11,000	11,102,568
(r)Ω	SOFR + 0.400%, FRN, 4.839%, 03/03/28		5,000	5,005,574
	Statnett SF
	0.875%, 03/08/25	EUR	500	517,751
	TOTAL NORWAY			16,731,656
SPAIN — (0.6%)
	Avangrid, Inc.
	3.200%, 04/15/25		2,600	2,591,507
	Banco Santander SA
	3.875%, 04/22/29	EUR	400	427,486
	CaixaBank SA
	0.375%, 02/03/25	EUR	1,000	1,037,400
	Santander Holdings USA, Inc.
	3.450%, 06/02/25		1,400	1,393,150
	TOTAL SPAIN			5,449,543
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (6.4%)
Asian Development Bank
(r)	SOFR + 1.000%, FRN, 5.402%, 06/16/26		3,200	3,232,064
(r)	SOFR + 0.300%, FRN, 4.690%, 06/20/28		4,600	4,594,257
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Asian Infrastructure Investment Bank
	1.000%, 05/06/26	AUD	200	$119,460
(r)	SOFR + 0.620%, FRN, 5.098%, 08/16/27		1,000	1,007,512
European Bank for Reconstruction & Development
(r)	SOFR + 0.330%, FRN, 4.797%, 02/20/28		4,050	4,056,196
(r)	SOFR + 0.300%, FRN, 4.764%, 02/16/29		5,360	5,353,394
European Investment Bank
	1.875%, 02/10/25		100	99,950
Inter-American Development Bank
(r)	SOFR + 0.170%, FRN, 4.572%, 09/16/26		1,100	1,098,801
(r)	SOFR + 0.280%, FRN, 4.649%, 04/12/27		127	126,971
(r)	SOFR + 0.350%, FRN, 4.724%, 10/04/27		9,400	9,404,487
(r)	SOFR + 0.350%, FRN, 4.647%, 10/05/28		6,100	6,105,026
(r)	SOFR + 0.370%, FRN, 4.752%, 08/01/29		6,300	6,305,488
International Bank for Reconstruction & Development
(r)	SOFR + 0.280%, FRN, 4.735%, 02/23/27		5,115	5,120,575
(r)	SOFR + 0.270%, FRN, 4.672%, 06/15/27		4,000	4,000,922
(r)	SOFR + 0.430%, FRN, 4.900%, 08/19/27		9,414	9,452,678
(r)	SOFR + 0.300%, FRN, 4.677%, 01/24/29		230	229,336

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
International Finance Corp., SOFR + 0.310%, FRN
(r)	4.780%, 08/28/28		3,280	$3,279,534
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				63,586,651
SWEDEN — (1.8%)
Lansforsakringar Bank AB
	0.125%, 02/19/25	EUR	2,000	2,072,170
Skandinaviska Enskilda Banken AB
	4.375%, 11/06/28	EUR	750	820,477
Svensk Exportkredit AB
(r)	SOFR + 1.000%, FRN, 5.383%, 08/03/26		3,550	3,587,082
(r)	SOFR + 1.000%, FRN, 5.532%, 05/05/27		5,000	5,074,299
Svenska Handelsbanken AB
(r),Ω	SOFR + 0.910%, FRN, 5.328%, 06/10/25		6,233	6,246,197
(r)Ω	SOFR + 1.250%, FRN, 5.643%, 06/15/26		500	505,909
TOTAL SWEDEN				18,306,134
SWITZERLAND — (0.8%)
UBS AG
	0.010%, 03/31/26	EUR	1,270	1,279,498
UBS Group AG
Ω	4.125%, 09/24/25		2,000	1,994,570
Ω	4.125%, 04/15/26		5,000	4,965,172
TOTAL SWITZERLAND				8,239,240
UNITED KINGDOM — (1.7%)
Barclays PLC
	3.650%, 03/16/25		500	499,302
	4.375%, 01/12/26		3,300	3,289,522
BAT International Finance PLC
	1.668%, 03/25/26		600	579,777
HSBC USA, Inc., SOFR + 0.960%, FRN
(r)	5.382%, 03/04/27		3,920	3,940,201
Lloyds Banking Group PLC
	4.450%, 05/08/25		1,455	1,454,075
Motability Operations Group PLC
	0.875%, 03/14/25	EUR	970	1,004,133
			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
	3.625%, 07/24/29	EUR	1,000	$1,063,375
Nationwide Building Society
	0.250%, 07/22/25	EUR	1,200	1,231,224
#Ω	1.000%, 08/28/25		500	489,500
	NatWest Group PLC
	4.800%, 04/05/26		668	668,378
	Reckitt Benckiser Treasury Services PLC
	3.625%, 06/20/29	EUR	1,000	1,065,636
	Reynolds American, Inc.
	4.450%, 06/12/25		800	799,292
	SSE PLC
	0.875%, 09/06/25	EUR	1,000	1,027,443
	TOTAL UNITED KINGDOM			17,111,858
UNITED STATES — (35.3%)
3M Co.
	2.000%, 02/14/25		5,548	5,543,589
	2.650%, 04/15/25		3,700	3,685,155
AbbVie, Inc.
	3.800%, 03/15/25		1,197	1,195,939
	3.600%, 05/14/25		1,218	1,215,009
	Affiliated Managers Group, Inc.
	3.500%, 08/01/25		707	702,770
	Ally Financial, Inc.
	5.800%, 05/01/25		600	600,764
	Altria Group, Inc.
	2.350%, 05/06/25		440	437,335
American Express Co.
	3.950%, 08/01/25		4,915	4,901,679
(r)	SOFR + 0.760%, FRN, 5.237%, 02/13/26		2,035	2,041,044
(r)	SOFR + 0.650%, FRN, 5.172%, 11/04/26		2,400	2,407,421
	American Medical Systems Europe BV
	0.750%, 03/08/25	EUR	1,000	1,035,346
American Tower Corp.
	2.400%, 03/15/25		347	346,008
	4.000%, 06/01/25		2,000	1,995,630
	1.300%, 09/15/25		260	254,740
	1.600%, 04/15/26		170	163,772
	American Water Capital Corp.
	3.400%, 03/01/25		1,903	1,900,939
Amgen, Inc.
	5.250%, 03/02/25		170	170,112
	3.125%, 05/01/25		689	686,592
	Appalachian Power Co.
	3.400%, 06/01/25		130	129,386
ARES Capital Corp.
	5.875%, 03/01/29		200	202,490

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
5.950%, 07/15/29	700	$709,538
Autodesk, Inc.
4.375%, 06/15/25	1,600	1,597,637
AutoZone, Inc.
3.250%, 04/15/25	2,860	2,852,414
AvalonBay Communities, Inc.
3.450%, 06/01/25	430	428,132
Avnet, Inc.
4.625%, 04/15/26	2,000	1,992,730
Bank of New York Mellon Corp.
1.600%, 04/24/25	132	131,126
Berkshire Hathaway Energy Co.
3.500%, 02/01/25	3,000	3,000,000
Boardwalk Pipelines LP
5.950%, 06/01/26	188	190,270
Boeing Co.
3.100%, 05/01/26	529	517,369
Boston Properties LP
4.500%, 12/01/28	200	194,938
3.400%, 06/21/29	3,400	3,141,279
Bristol-Myers Squibb Co., SOFR + 0.490%, FRN
(r) 4.944%, 02/20/26	3,500	3,511,053
Brunswick Corp.
5.850%, 03/18/29	730	744,084
Carrier Global Corp.
2.242%, 02/15/25	436	435,458
Caterpillar Financial Services Corp.
3.400%, 05/13/25	300	299,148
(r) SOFR + 0.460%, FRN, 4.898%, 02/27/26	1,508	1,509,785
Celanese U.S. Holdings LLC
1.400%, 08/05/26	744	702,470
Charles Schwab Corp.
(r) SOFR + 0.520%, FRN, 4.997%, 05/13/26	4,376	4,374,028
(r) SOFR + 1.050%, FRN, 5.479%, 03/03/27	4,000	4,038,566
Charles Schwab Corp.
3.850%, 05/21/25	1,113	1,110,309
Chubb INA Holdings LLC
3.150%, 03/15/25	1,847	1,843,798
Cigna Group
3.250%, 04/15/25	5,990	5,974,798
5.000%, 05/15/29	3,100	3,109,087
Citigroup, Inc.
3.400%, 05/01/26	366	360,531
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
CNH Industrial Capital LLC
3.950%, 05/23/25		4,070	$4,058,190
CNO Financial Group, Inc.
5.250%, 05/30/29		700	695,622
Constellation Energy Generation LLC
3.250%, 06/01/25		5,000	4,973,240
COPT Defense Properties LP
2.250%, 03/15/26		1,400	1,359,324
Corebridge Financial, Inc.
3.500%, 04/04/25		5,220	5,209,317
CVS Health Corp.
3.875%, 07/20/25		300	298,790
Discover Financial Services
4.500%, 01/30/26		647	645,400
Dollar Tree, Inc.
4.000%, 05/15/25		4,344	4,337,260
DTE Energy Co.
1.050%, 06/01/25		1,900	1,876,832
DXC Technology Co.
1.800%, 09/15/26		285	270,767
Eastman Chemical Co.
3.800%, 03/15/25		9	8,990
Ecolab, Inc.
2.625%, 07/08/25	EUR	165	170,987
Edison International
4.950%, 04/15/25		6,000	5,990,839
EIDP, Inc.
1.700%, 07/15/25		500	493,457
Elevance Health, Inc.
5.350%, 10/15/25		3,000	3,014,092
1.500%, 03/15/26		1,200	1,159,613
Energy Transfer LP
4.050%, 03/15/25		300	299,679
2.900%, 05/15/25		6,319	6,282,999
Enterprise Products Operating LLC
3.750%, 02/15/25		170	169,877
EPR Properties
3.750%, 08/15/29		600	556,594
Equinix, Inc.
3.200%, 11/18/29		270	249,103
ERP Operating LP
3.375%, 06/01/25		1,000	995,461
Essex Portfolio LP
3.500%, 04/01/25		188	187,567
Exelon Corp.
3.950%, 06/15/25		1,468	1,464,973
Expedia Group, Inc.
5.000%, 02/15/26		2,811	2,817,472
Flex Ltd.
3.750%, 02/01/26		7,297	7,212,947
Fortune Brands Innovations, Inc.
4.000%, 06/15/25		1,000	997,051

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Fox Corp.
	3.050%, 04/07/25		3,000	$2,991,727
	General Dynamics Corp.
	3.500%, 05/15/25		2,800	2,791,767
	General Mills, Inc.
	4.000%, 04/17/25		188	187,807
General Motors Financial Co., Inc.
	1.694%, 03/26/25	EUR	500	517,848
	2.750%, 06/20/25		2,000	1,984,644
	6.050%, 10/10/25		3,000	3,024,761
(r)	SOFR + 1.350%, FRN, 5.839%, 05/08/27		1,100	1,110,136
	5.550%, 07/15/29		130	131,523
	4.900%, 10/06/29		90	88,521
	Georgia-Pacific LLC
Ω	3.600%, 03/01/25		1,754	1,752,408
	Global Payments, Inc.
	3.200%, 08/15/29		45	41,488
Goldman Sachs Group, Inc.
	3.375%, 03/27/25	EUR	3,200	3,321,872
	3.750%, 05/22/25		5,600	5,586,053
	Haleon U.K. Capital PLC
	3.125%, 03/24/25		1,000	997,836
	Harley-Davidson, Inc.
#	3.500%, 07/28/25		300	298,255
	HCA, Inc.
	5.375%, 02/01/25		300	300,000
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	1.500%, 06/01/25		2,373	2,347,902
	Healthcare Realty Holdings LP
	3.875%, 05/01/25		765	763,168
	Helmerich & Payne, Inc.
Ω	4.850%, 12/01/29		2,700	2,622,716
	Holcim Finance Luxembourg SA
	1.500%, 04/06/25	EUR	514	531,907
	Host Hotels & Resorts LP
	4.000%, 06/15/25		1,881	1,874,139
	Huntsman International LLC
	4.250%, 04/01/25	EUR	2,000	2,073,064
	Hyatt Hotels Corp.
	5.250%, 06/30/29		200	200,816
	Intel Corp.
	3.700%, 07/29/25		5,500	5,470,418
	International Flavors & Fragrances, Inc.
	1.800%, 09/25/26	EUR	2,000	2,038,720
	J.M. Smucker Co.
	3.500%, 03/15/25		2,300	2,295,990
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
John Deere Capital Corp.
(r)	SOFR + 0.570%, FRN, 5.009%, 03/03/26		300	$301,405
(r)	SOFR + 0.790%, FRN, 5.211%, 06/08/26		3,950	3,972,406
(r)	SOFR + 0.680%, FRN, 5.051%, 07/15/27		2,950	2,971,605
	Johnson Controls International PLC
	1.375%, 02/25/25	EUR	291	301,594
	JPMorgan Chase & Co.
	3.900%, 07/15/25		1,470	1,466,455
	JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r)	5.413%, 12/08/26		950	961,051
	Juniper Networks, Inc.
	1.200%, 12/10/25		4,472	4,338,037
	Keurig Dr. Pepper, Inc., SOFR + 0.880%, FRN
(r)	5.273%, 03/15/27		3,000	3,024,587
KeyCorp
(r)	SOFR + 1.250%, FRN, 5.713%, 05/23/25		500	500,262
	2.550%, 10/01/29		120	107,292
	Kinder Morgan, Inc.
	4.300%, 06/01/25		3,080	3,075,994
Laboratory Corp. of America Holdings
	3.600%, 02/01/25		3,300	3,300,000
	2.950%, 12/01/29		38	34,634
	Lam Research Corp.
	3.800%, 03/15/25		3,100	3,097,016
	Lazard Group LLC
	3.625%, 03/01/27		4,000	3,902,003
	Lennar Corp.
	4.750%, 05/30/25		3,700	3,698,605
	Marathon Petroleum Corp.
	4.700%, 05/01/25		3,790	3,789,880
	McDonald's Corp.
	3.125%, 03/04/25	CAD	1,200	825,513
	Medtronic Global Holdings SCA
Δ	0.000%, 10/15/25	EUR	1,474	1,501,601
	Morgan Stanley
	4.000%, 07/23/25		5,000	4,989,502
MPLX LP
	4.000%, 02/15/25		600	599,552
	1.750%, 03/01/26		1,255	1,215,576
	National Fuel Gas Co.
	5.200%, 07/15/25		3,800	3,799,872

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
National Rural Utilities Cooperative Finance Corp.
	3.450%, 06/15/25		1,090	$1,085,247
(r)	SOFR + 0.800%, FRN, 5.314%, 02/05/27		4,988	5,028,404
(r)	SOFR + 0.820%, FRN, 5.213%, 09/16/27		1,000	1,006,212
Netflix, Inc.
	3.000%, 06/15/25	EUR	450	466,912
Ω	3.625%, 06/15/25		60	59,743
NextEra Energy Capital Holdings, Inc.
	6.051%, 03/01/25		800	800,768
	4.450%, 06/20/25		1,659	1,657,668
	5.749%, 09/01/25		2,400	2,412,698
(r)	SOFR + 0.760%, FRN, 5.142%, 01/29/26		2,240	2,248,286
Nucor Corp.
	3.950%, 05/23/25		800	798,320
	2.000%, 06/01/25		4,570	4,529,285
ONEOK, Inc.
	2.200%, 09/15/25		1,927	1,897,459
Oracle Corp.
	2.500%, 04/01/25		2,237	2,229,347
	2.950%, 05/15/25		99	98,525
Ovintiv, Inc.
	5.650%, 05/15/25		4,000	4,007,835
	5.375%, 01/01/26		442	443,487
PayPal Holdings, Inc.
	1.650%, 06/01/25		2,920	2,891,726
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.000%, 07/15/25		2,000	1,992,884
Ω	4.450%, 01/29/26		1,715	1,707,981
Ω	1.700%, 06/15/26		4,000	3,833,079
PepsiCo, Inc., SOFR + 0.400%, FRN
(r)	4.877%, 02/13/26		2,900	2,904,747
Philip Morris International, Inc.
	2.750%, 03/19/25	EUR	424	439,691
	1.500%, 05/01/25		20	19,855
	3.375%, 08/11/25		600	596,851
PNC Bank NA
	2.950%, 02/23/25		400	399,619
	3.250%, 06/01/25		1,600	1,593,371
PPG Industries, Inc.
	1.875%, 06/01/25	EUR	5,000	5,171,078
Principal Financial Group, Inc.
	3.400%, 05/15/25		5,635	5,615,235
PVH Corp.
	4.625%, 07/10/25		5,718	5,712,275
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Radian Group, Inc.
	6.200%, 05/15/29		130	$133,545
Realty Income Corp.
	3.875%, 04/15/25		200	199,778
	1.875%, 01/14/27	GBP	300	350,666
	Roche Holdings, Inc., SOFR + 0.740%, FRN
(r)Ω	5.209%, 11/13/26		1,800	1,814,245
	Ross Stores, Inc.
	4.600%, 04/15/25		7,694	7,694,439
	Royalty Pharma PLC
	1.200%, 09/02/25		7,500	7,343,793
	Ryder System, Inc.
	4.625%, 06/01/25		1,146	1,143,576
	Sempra
	3.300%, 04/01/25		5,752	5,737,705
	Simon Property Group LP
	3.500%, 09/01/25		600	596,499
	Sky Ltd.
	2.250%, 11/17/25	EUR	300	310,237
	Southwestern Electric Power Co.
	1.650%, 03/15/26		2,188	2,113,706
State Street Corp.
(r)	SOFR + 0.845%, FRN, 5.229%, 08/03/26		2,375	2,390,444
(r)	SOFR + 0.640%, FRN, 5.017%, 10/22/27		950	952,664
	Stryker Corp.
	1.150%, 06/15/25		130	128,394
Synchrony Financial
	4.875%, 06/13/25		6,240	6,236,846
	5.150%, 03/19/29		800	792,192
	Sysco Canada, Inc.
	3.650%, 04/25/25	CAD	7,200	4,955,310
	U.S. Bancorp
	1.450%, 05/12/25		7,000	6,940,796
	UnitedHealth Group, Inc., SOFR + 0.500%, FRN
(r)	4.873%, 07/15/26		776	779,018
	Utah Acquisition Sub, Inc.
	3.950%, 06/15/26		1,206	1,188,321
	VMware LLC
	1.400%, 08/15/26		104	98,877
	Wells Fargo & Co.
	2.000%, 07/28/25	GBP	171	209,086
	Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r)	5.472%, 12/11/26		1,600	1,616,571
	Western Union Co.
	1.350%, 03/15/26		3,062	2,941,717
Whirlpool Corp.
	3.700%, 05/01/25		280	279,386
	4.750%, 02/26/29		130	127,829

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Williams Cos., Inc.
	4.800%, 11/15/29	260	$257,568
Wisconsin Power & Light Co.
	3.000%, 07/01/29	600	554,099
WP Carey, Inc.
	4.000%, 02/01/25	6,900	6,900,000
Zimmer Biomet Holdings, Inc.
	3.550%, 04/01/25	131	130,705
TOTAL UNITED STATES			351,867,239
TOTAL BONDS			757,755,667
U.S. TREASURY OBLIGATIONS — (8.4%)
U.S. Treasury Notes
(r)	3M USTMMR + 0.170%, FRN, 4.410%, 10/31/25	55,500	55,558,817
(r)	3M USTMMR + 0.245%, FRN, 4.485%, 01/31/26	28,200	28,255,074
TOTAL U.S. TREASURY OBLIGATIONS			83,813,891
COMMERCIAL PAPER — (10.2%)
CANADA — (1.6%)
Canadian National Railway Co.
Ω	4.510%, 02/12/25	2,000	1,997,065
Ω	4.531%, 03/10/25	550	547,435
Ω	4.543%, 03/10/25	2,000	1,990,672
Ω	4.563%, 03/17/25	3,000	2,983,369
PSP Capital, Inc.
Ω	4.476%, 04/14/25	1,000	991,278
Ω	4.417%, 04/28/25	1,500	1,484,441
Ω	4.410%, 05/05/25	2,000	1,977,555
TELUS Corp.
Ω	4.567%, 02/27/25	3,000	2,989,802
Ω	4.614%, 04/09/25	500	495,693
Ω	4.614%, 04/09/25	1,000	991,387
TOTAL CANADA			16,448,697
FRANCE — (0.9%)
BPCE SA
Ω	4.497%, 04/28/25	6,250	6,183,708
Caisse des Depots et Consignations
Ω	4.700%, 02/03/25	3,000	2,998,921
TOTAL FRANCE			9,182,629
GERMANY — (0.8%)
Erste Abwicklungsanstalt
Ω	4.626%, 02/19/25	4,000	3,990,870
		Face Amount^	Value†
		(000)

GERMANY — (Continued)
Ω	4.657%, 02/26/25	4,000	$3,987,496
TOTAL GERMANY			7,978,366
LUXEMBOURG — (0.5%)
Nestle Finance International Ltd.
Ω	4.504%, 02/28/25	5,000	4,983,375
NORWAY — (0.3%)
DNB Bank ASA
Ω	4.747%, 02/18/25	3,000	2,993,548
SINGAPORE — (0.9%)
DBS Bank Ltd.
Ω	4.784%, 02/03/25	1,250	1,249,551
Ω	4.563%, 03/17/25	4,000	3,978,375
United Overseas Bank Ltd.
Ω	4.741%, 02/03/25	2,000	1,999,279
Ω	4.741%, 02/05/25	1,250	1,249,249
TOTAL SINGAPORE			8,476,454
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.5%)
European Investment Bank
	4.718%, 02/27/25	1,400	1,395,511
	4.723%, 02/27/25	2,500	2,491,985
	4.722%, 02/27/25	1,000	996,794
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			4,884,290
UNITED KINGDOM — (0.0%)
Experian Finance PLC
Ω	4.558%, 02/12/25	250	249,631
UNITED STATES — (4.7%)
AT&T, Inc.
Ω	4.649%, 02/28/25	1,000	996,480
Avangrid, Inc.
Ω	4.528%, 02/11/25	2,000	1,997,206
Boston Properties LP
Ω	4.630%, 02/06/25	2,000	1,998,497
Ω	4.730%, 03/14/25	500	497,338
Broadcom, Inc.
Ω	4.650%, 02/13/25	3,000	2,994,845
Caisse des Depots et Consignations
Ω	4.614%, 02/12/25	5,000	4,992,797
Chevron Corp.
Ω	4.500%, 03/13/25	1,000	995,096
Consolidated Edison Co. of New York, Inc.
Ω	4.604%, 02/28/25	500	498,242
Crown Castle, Inc.
Ω	4.889%, 02/11/25	2,000	1,997,065

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
CVS Health Corp.
Ω	5.133%, 04/16/25		6,000	$5,940,938
Eversource Energy
Ω	4.684%, 02/18/25		2,000	1,995,566
Glencore Funding LLC
Ω	4.706%, 03/18/25		1,500	1,491,328
Intesa Sanpaolo Funding LLC
	4.924%, 03/10/25		3,500	3,482,478
	4.869%, 07/14/25		1,500	1,467,441
McCormick & Co., Inc.
Ω	4.566%, 02/26/25		1,000	996,729
MUFG Bank Ltd.
	4.527%, 05/16/25		1,000	987,184
Parker-Hannifin Corp.
Ω	4.727%, 02/20/25		3,000	2,992,487
Ω	4.520%, 03/03/25		1,000	996,099
Ω	4.530%, 03/06/25		500	497,860
Ω	4.530%, 03/07/25		2,000	1,991,188
Ω	4.528%, 03/12/25		2,650	2,636,652
Southern Co.
Ω	4.577%, 02/04/25		2,000	1,999,005
Volkswagen Financial Services
Ω	4.633%, 02/11/25		2,000	1,997,256
TOTAL UNITED STATES				46,439,777
TOTAL COMMERCIAL PAPER (Cost $101,642,586)				101,636,767
FOREIGN SOVEREIGN OBLIGATIONS — (5.3%)
CANADA — (3.5%)
Alberta Treasury Bills
∞	3.162%,03/11/25	CAD	2,000	1,372,044
Canada Treasury Bills
∞	3.712%, 02/12/25	CAD	6,900	4,743,047
∞	3.810%, 02/27/25	CAD	5,500	3,776,186
∞	3.104%, 04/24/25	CAD	2,000	1,367,241
∞	3.005%, 04/09/25	CAD	4,000	2,737,565
			Face Amount^	Value†
			(000)

CANADA — (Continued)
Ontario Treasury Bills
∞	3.402%, 02/12/25	CAD	100	$68,743
∞	3.281%, 02/26/25	CAD	535	367,371
∞	3.049%, 04/23/25	CAD	5,000	3,418,550
∞	2.926%, 04/30/25	CAD	5,600	3,826,811
∞	3.161%, 04/02/25	CAD	400	273,919
∞	3.361%, 03/05/25	CAD	250	171,574
∞	3.175%, 03/12/25	CAD	4,000	2,743,675
Quebec Treasury Bills
∞	3.402%, 02/07/25	CAD	100	68,771
∞	3.285%, 02/21/25	CAD	900	618,293
∞	3.185%, 03/07/25	CAD	3,600	2,470,571
∞	3.160%, 03/14/25	CAD	5,000	3,429,525
∞	3.000%, 04/25/25	CAD	3,000	2,051,233
∞	2.882%, 05/02/25	CAD	2,000	1,366,278
TOTAL CANADA				34,871,397
SINGAPORE — (1.8%)
Monetary Authority of Singapore Bills
∞	3.283%, 02/13/25	SGD	10,800	7,940,307
∞	3.225%, 02/27/25	SGD	13,600	9,987,126
TOTAL SINGAPORE				17,927,433
TOTAL FOREIGN SOVEREIGN OBLIGATIONS				52,798,830
TOTAL INVESTMENT SECURITIES (Cost $1,007,143,928)				996,005,155

		Shares
SECURITIES LENDING COLLATERAL — (0.2%)
@§	The DFA Short Term Investment Fund	191,881	2,219,682
TOTAL INVESTMENTS — (100.0%)
(Cost $1,009,363,424)^^			$998,224,837
As of January 31, 2025, DFA Selectively Hedged Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	14,075,627	SGD	18,851,141	Bank of America Corp.	02/10/25	$200,698
SGD	7,990,165	USD	5,847,819	Goldman Sachs Capital Markets L.P.	02/10/25	33,150
USD	24,783,063	SGD	32,728,362	State Street Bank and Trust	02/10/25	694,139
USD	10,077,031	SGD	13,514,608	UBS AG	02/10/25	129,928
USD	3,998,926	CAD	5,750,033	Citibank, N.A.	02/12/25	41,094

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	16,557,480	CAD	23,010,691	NatWest Markets PLC	02/12/25	$718,885
USD	34,477,500	EUR	32,311,989	State Street Bank and Trust	02/13/25	943,561
EUR	4,968,992	USD	5,114,991	UBS AG	02/13/25	41,915
USD	1,101,765	GBP	881,433	NatWest Markets PLC	03/24/25	9,051
USD	24,526,126	CAD	34,989,936	Citibank, N.A.	04/09/25	382,882
USD	15,898,542	CAD	22,762,785	Bank of New York Mellon	04/16/25	186,888
USD	20,278,487	CAD	29,077,424	Royal Bank of Canada	04/16/25	208,253
USD	18,457,400	CAD	26,390,077	NatWest Markets PLC	04/17/25	241,201
USD	2,046,696	CAD	2,941,133	State Street Bank and Trust	04/17/25	16,530
USD	26,418,773	EUR	25,305,161	Australia and New Zealand Bank	04/25/25	63,358
USD	6,225,540	CAD	8,992,618	State Street Bank and Trust	04/30/25	14,406
Total Appreciation						$3,925,939
SGD	13,092,704	USD	9,912,325	Bank of America Corp.	02/10/25	$(275,755)
SGD	6,461,276	USD	4,762,733	HSBC Bank	02/10/25	(7,066)
SGD	13,193,342	USD	9,816,676	State Street Bank and Trust	02/10/25	(106,033)
EUR	1,163,786	USD	1,227,093	Barclays Capital	02/13/25	(19,296)
EUR	197,565	USD	206,231	Citibank, N.A.	02/13/25	(1,195)
USD	2,706,831	JPY	418,484,498	UBS AG	03/21/25	(5,344)
USD	2,791,009	JPY	431,713,080	Royal Bank of Canada	03/24/25	(7,856)
CAD	6,553,712	USD	4,563,108	Citibank, N.A.	04/09/25	(41,013)
USD	288,435	GBP	233,831	Citibank, N.A.	04/10/25	(1,430)
CAD	13,666,885	USD	9,568,926	UBS AG	04/16/25	(135,573)
USD	53,088,218	AUD	85,670,292	Bank of America Corp.	04/17/25	(193,049)
Total (Depreciation)						$(793,610)
Total Appreciation (Depreciation)						$3,132,329
As of January 31, 2025, the value of Rule 144A securities amounted to $201,752,275 or 19.9% of net assets.
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$71,646,109	—	$71,646,109
Austria	—	3,411,645	—	3,411,645
Belgium	—	2,920,977	—	2,920,977
Canada	—	82,106,513	—	82,106,513
Finland	—	7,402,977	—	7,402,977
France	—	15,547,106	—	15,547,106
Germany	—	30,241,735	—	30,241,735
Ireland	—	2,772,032	—	2,772,032
Italy	—	365,607	—	365,607
Japan	—	35,193,879	—	35,193,879
Luxembourg	—	2,344,317	—	2,344,317
Netherlands	—	22,510,449	—	22,510,449
Norway	—	16,731,656	—	16,731,656
Spain	—	5,449,543	—	5,449,543
Supranational Organization Obligations	—	63,586,651	—	63,586,651
Sweden	—	18,306,134	—	18,306,134

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Switzerland	—	$8,239,240	—	$8,239,240
United Kingdom	—	17,111,858	—	17,111,858
United States	—	351,867,239	—	351,867,239
U.S. Treasury Obligations	—	83,813,891	—	83,813,891
Commercial Paper	—	101,636,767	—	101,636,767
Foreign Sovereign Obligations	—	52,798,830	—	52,798,830
Securities Lending Collateral	—	2,219,682	—	2,219,682
Total Investments in Securities	—	$998,224,837	—	$998,224,837
Financial Instruments
Assets
Forward Currency Contracts**	—	3,925,939	—	3,925,939
Liabilities
Forward Currency Contracts**	—	(793,610)	—	(793,610)
Total Financial Instruments	—	$3,132,329	—	$3,132,329
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Short-Term Government Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (18.6%)
Federal Home Loan Bank Discount Notes
∞	3.601%, 02/05/25	69,000	$68,959,702
∞	3.778%, 02/07/25	34,000	33,972,200
∞	3.985%, 02/12/25	50,500	50,429,216
∞	4.225%, 03/12/25	57,125	56,858,417
∞	4.229%, 03/14/25	56,250	55,974,375
∞	4.246%, 03/19/25	27,000	26,851,950
∞	4.269%, 03/28/25	4,250	4,222,233
∞	4.330%, 05/02/25	17,000	16,820,591
TOTAL AGENCY OBLIGATIONS			314,088,684
U.S. TREASURY OBLIGATIONS — (80.7%)
U.S. Treasury Bills
∞	1.125%, 02/04/25	40,000	39,995,322
∞	1.804%, 02/06/25	134,500	134,452,813
∞	3.033%, 02/13/25	85,000	84,899,692
∞	3.439%, 02/20/25	40,000	39,919,746
∞	3.629%, 02/27/25	40,000	39,887,067
∞	3.725%, 03/04/25	40,000	39,862,970
∞	3.755%, 03/06/25	59,250	59,033,416
∞	3.783%, 03/18/25	32,000	31,838,435
∞	3.907%, 03/25/25	3,400	3,380,050
∞	3.959%, 04/10/25	50,250	49,863,536
∞	3.966%, 04/17/25	99,500	98,656,123
∞	3.985%, 04/24/25	79,600	78,860,073
U.S. Treasury Notes, 3M USTMMR + 0.125%, FRN
(r)	4.365%, 07/31/25	147,375	147,436,951
U.S. Treasury Notes, 3M USTMMR + 0.150%, FRN
(r)	4.390%, 04/30/26	27,475	27,499,423
U.S. Treasury Notes, 3M USTMMR + 0.169%, FRN
(r)	4.409%, 04/30/25	131,325	131,373,138
U.S. Treasury Notes, 3M USTMMR + 0.170%, FRN
(r)	4.410%, 10/31/25	146,700	146,855,468
U.S. Treasury Notes, 3M USTMMR + 0.182%, FRN
(r)	4.422%, 07/31/26	51,675	51,764,921
U.S. Treasury Notes, 3M USTMMR + 0.205%, FRN
(r)	4.445%, 10/31/26	11,000	11,026,849
U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r)	4.485%, 01/31/26	148,700	148,990,405
TOTAL U.S. TREASURY OBLIGATIONS			1,365,596,398
TOTAL INVESTMENT SECURITIES (Cost $1,678,795,970)			1,679,685,082

		Shares
TEMPORARY CASH INVESTMENTS — (0.7%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.330%	11,236,973	11,236,973
TOTAL INVESTMENTS — (100.0%)
(Cost $1,690,032,943)^^			$1,690,922,055

DFA Short-Term Government Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$314,088,684	—	$314,088,684
U.S. Treasury Obligations	—	1,365,596,398	—	1,365,596,398
Temporary Cash Investments	$11,236,973	—	—	11,236,973
Total Investments in Securities	$11,236,973	$1,679,685,082	—	$1,690,922,055

DFA Five-Year Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (32.5%)
AUSTRALIA — (8.9%)
Australia & New Zealand Banking Group Ltd.
	4.050%, 05/12/25	AUD	24,246	$15,052,386
(r)Ω	SOFR + 0.750%, FRN, 5.114%, 07/03/25		40,720	40,814,593
(r)	SOFR + 0.640%, FRN, 5.004%, 10/03/25		1,600	1,603,311
(r)Ω	SOFR + 0.560%, FRN, 4.936%, 03/18/26		82,266	82,442,872
(r)	3M Swap + 0.830%, FRN, 5.246%, 03/31/26	AUD	22,300	13,924,078
(r)	3M Swap + 0.750%, FRN, 5.189%, 09/11/26	AUD	28,800	17,973,176
(r)Ω	SOFR + 0.810%, FRN, 4.810%, 01/18/27		3,060	3,081,380
	SOFR + 0.810%, FRN, 5.178%, 01/18/27		9,000	9,062,882
(r)	3M Swap + 0.800%, FRN, 5.211%, 02/05/27	AUD	55,200	34,461,972
(r)	3M Swap + 0.970%, FRN, 5.387%, 05/12/27	AUD	4,710	2,950,900
(r)	3M Swap + 1.200%, FRN, 5.621%, 11/04/27	AUD	18,900	11,913,103
(r)	3M Swap + 0.670%, FRN, 5.130%, 12/15/27	AUD	19,000	11,814,425
(r)	3M Swap + 1.060%, FRN, 5.476%, 03/31/28	AUD	7,400	4,648,518
Commonwealth Bank of Australia
(r)	SOFR + 0.740%, FRN, 5.128%, 03/14/25		14,600	14,608,108
(r)Ω	SOFR + 0.400%, FRN, 4.760%, 07/07/25		25,381	25,400,696
	4.200%, 08/18/25	AUD	17,300	10,740,136
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
(r)Ω	SOFR + 0.630%, FRN, 5.025%, 09/12/25		4,600	$4,608,815
(r)	3M Swap + 0.900%, FRN, 5.240%, 01/13/26	AUD	22,100	13,802,358
(r)Ω	SOFR + 0.750%, FRN, 5.141%, 03/13/26		2,300	2,309,808
(r)	3M Swap + 0.750%, FRN, 5.176%, 08/17/26	AUD	19,070	11,900,751
(r)	3M Swap + 0.700%, FRN, 5.041%, 01/14/27	AUD	74,700	46,554,766
(r)	3M Swap + 0.700%, FRN, 5.033%, 07/22/27	AUD	12,350	7,691,661
(r)	3M Swap + 1.020%, FRN, 5.446%, 08/18/27	AUD	52,000	32,618,706
(r)	3M Swap + 1.150%, FRN, 5.490%, 01/13/28	AUD	21,550	13,566,310
National Australia Bank Ltd.
(r)Ω	SOFR + 0.760%, FRN, 5.236%, 05/13/25		48,550	48,623,727
	3.900%, 05/30/25	AUD	34,080	21,141,345
(r)	3M Swap + 0.780%, FRN, 5.197%, 05/12/26	AUD	26,000	16,222,066
(r)	3M Swap + 0.410%, FRN, 4.825%, 08/24/26	AUD	16,000	9,934,268
(r)	3M Swap + 0.850%, FRN, 5.276%, 11/16/26	AUD	59,500	37,187,939
(r)	3M Swap + 0.720%, FRN, 5.135%, 02/25/27	AUD	50,140	31,258,693
(r)	3M Swap + 0.700%, FRN, 5.113%, 05/10/27	AUD	62,000	38,611,694
(r)	3M Swap + 0.700%, FRN, 5.033%, 10/18/27	AUD	12,100	7,529,415
(r)	3M Swap + 1.200%, FRN, 5.615%, 11/25/27	AUD	20,470	12,907,037

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
(r)	3M Swap + 1.000%, FRN, 5.417%, 05/12/28	AUD	32,880	$20,596,032
Westpac Banking Corp.
(r)	SOFR + 0.720%, FRN, 5.183%, 11/17/25		4,497	4,515,034
(r)	3M Swap + 0.750%, FRN, 5.176%, 02/16/26	AUD	32,000	19,959,055
(r)	3M Swap + 0.750%, FRN, 5.163%, 08/10/26	AUD	34,700	21,651,729
(r)	3M Swap + 0.820%, FRN, 5.280%, 12/15/26	AUD	27,100	16,926,075
(r)	3M Swap + 0.700%, FRN, 4.990%, 01/25/27	AUD	3,800	2,367,988
(r)	3M Swap + 1.050%, FRN, 5.470%, 05/20/27	AUD	27,300	17,127,536
(r)	3M Swap + 1.230%, FRN, 5.643%, 11/11/27	AUD	19,000	11,980,624
(r)	3M Swap + 0.980%, FRN, 5.406%, 02/16/28	AUD	44,100	27,626,433
(r)	3M Swap + 0.930%, FRN, 5.393%, 09/19/28	AUD	2,500	1,563,296
(r)	3M Swap + 1.000%, FRN, 5.358%, 01/15/29	AUD	45,000	28,211,220
TOTAL AUSTRALIA				829,486,917
CANADA — (4.6%)
Canada Government Bonds
	3.750%, 02/01/25	CAD	49,500	34,053,793
	1.500%, 04/01/25	CAD	33,000	22,656,662
	3.750%, 05/01/25	CAD	25,100	17,307,403
	3.500%, 08/01/25	CAD	23,900	16,506,433
Canada Housing Trust No. 1
Ω	2.550%, 03/15/25	CAD	2,100	1,444,273
Ω	0.950%, 06/15/25	CAD	22,900	15,648,609
Canadian Imperial Bank of Commerce
	3.300%, 05/26/25	CAD	11,800	8,127,536
CDP Financial, Inc.
(r)Ω	SOFR + 0.400%, FRN, 4.870%, 05/19/25		33,800	33,822,242
	0.875%, 06/10/25		18,800	18,564,049
			Face Amount^	Value†
			(000)
CANADA — (Continued)
CPPIB Capital, Inc.
(r)	SOFR + 1.250%, FRN, 5.624%, 04/04/25		9,300	$9,317,125
(r)Ω	SOFR + 1.250%, FRN, 5.665%, 03/11/26		18,958	19,166,983
Province of Alberta
	1.000%, 05/20/25		24,462	24,213,830
	2.350%, 06/01/25	CAD	80,800	55,497,844
	Province of British Columbia
	2.850%, 06/18/25	CAD	67,000	46,097,623
	Province of Manitoba
	2.450%, 06/02/25	CAD	57,300	39,370,168
Province of Ontario
	2.650%, 02/05/25	CAD	7,900	5,435,663
	2.600%, 06/02/25	CAD	32,500	22,342,897
Royal Bank of Canada
	3.403%, 03/24/25	CAD	37,290	25,672,075
	4.930%, 07/16/25	CAD	9,600	6,662,830
	TOTAL CANADA			421,908,038
FINLAND — (0.4%)
	Finnvera OYJ
	2.375%, 06/04/25		2,200	2,184,798
	Nordea Bank Abp, SOFR + 0.740%, FRN
(r)Ω	5.119%, 03/19/27		36,594	36,755,591
	TOTAL FINLAND			38,940,389
FRANCE — (0.9%)
	Caisse d'Amortissement de la Dette Sociale
	3.000%, 05/17/25		18,100	18,022,633
	Caisse des Depots et Consignations, SOFR + 0.340%, FRN
(r)	4.723%, 05/03/26		68,000	67,941,520
	TOTAL FRANCE			85,964,153
GERMANY — (0.3%)
Landeskreditbank Baden-Wuerttemberg Foerderbank
(r)	SOFR + 1.000%, FRN, 5.377%, 04/01/25		12,200	12,214,215
	4.250%, 08/07/25	AUD	2,300	1,427,765
	Landwirtschaftliche Rentenbank
	0.500%, 05/27/25		11,307	11,170,321
	TOTAL GERMANY			24,812,301

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
NETHERLANDS — (3.2%)
BNG Bank NV
	3.250%, 07/15/25	AUD	21,875	$13,533,421
Cooperatieve Rabobank UA
	3.375%, 05/21/25		2,063	2,056,287
(r)	SOFR + 0.700%, FRN, 5.077%, 07/18/25		68,962	69,119,923
	5.500%, 07/18/25		650	652,643
(r)	3M Swap + 0.880%, FRN, 5.303%, 05/22/26	AUD	4,600	2,872,946
(r)	SOFR + 0.620%, FRN, 5.056%, 08/28/26		17,250	17,302,481
(r)	3M Swap + 0.730%, FRN, 5.020%, 01/27/27	AUD	42,600	26,531,825
(r)	3M Swap + 0.870%, FRN, 5.288%, 02/26/27	AUD	11,500	7,180,721
(r)	SOFR + 0.710%, FRN, 5.128%, 03/05/27		65,000	65,234,179
(r)	3M Swap + 1.180%, FRN, 5.513%, 01/19/28	AUD	29,700	18,660,396
(r)	3M Swap + 0.750%, FRN, 5.168%, 05/26/28	AUD	9,000	5,578,514
(r)	3M Swap + 1.150%, FRN, 5.573%, 11/21/28	AUD	11,500	7,223,976
(r)	SOFR + 0.890%, FRN, 5.266%, 10/17/29		9,000	9,019,190
Nederlandse Waterschapsbank NV
	4.875%, 02/24/25		51,600	51,611,249
TOTAL NETHERLANDS				296,577,751
NEW ZEALAND — (1.0%)
New Zealand Local Government Funding Agency Bonds
	2.750%, 04/15/25	NZD	162,700	91,526,345
NORWAY — (0.7%)
Equinor ASA
	2.875%, 04/06/25		220	219,337
Kommunalbanken AS
Ω	2.125%, 02/11/25		750	749,632
	4.250%, 07/16/25	AUD	24,924	15,484,379
			Face Amount^	Value†
			(000)
NORWAY — (Continued)
(r)Ω	SOFR + 1.000%, FRN, 5.399%, 06/17/26		45,752	$46,178,609
TOTAL NORWAY				62,631,957
SINGAPORE — (0.5%)
DBS Bank Ltd.
(r)	3M Swap + 0.750%, FRN, 5.165%, 02/24/26	AUD	12,000	7,480,617
(r)	3M Swap + 0.770%, FRN, 5.188%, 02/26/27	AUD	14,500	9,039,800
United Overseas Bank Ltd.
(r)	3M Swap + 0.730%, FRN, 5.190%, 03/16/26	AUD	11,000	6,858,395
(r)	3M Swap + 0.410%, FRN, 4.825%, 08/27/26	AUD	15,000	9,307,781
(r)	3M Swap + 0.720%, FRN, 5.135%, 02/24/27	AUD	20,000	12,461,229
(r)	3M Swap + 0.720%, FRN, 5.060%, 04/16/27	AUD	5,600	3,487,821
TOTAL SINGAPORE				48,635,643
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (10.4%)
Asian Development Bank
	3.750%, 03/12/25	AUD	12,000	7,454,623
	0.625%, 04/29/25		11,800	11,693,090
	4.625%, 06/13/25		21,615	21,628,615
(r)	SOFR + 1.000%, FRN, 5.402%, 06/16/26		657	663,583
(r)	SOFR + 1.000%, FRN, 5.450%, 08/27/26		12,348	12,492,842
(r)	SOFR + 0.300%, FRN, 4.690%, 06/20/28		105,246	105,114,593
Asian Infrastructure Investment Bank
	0.500%, 05/28/25		26,302	25,978,596
	3.375%, 06/29/25		8,650	8,612,899
(r)	SOFR + 0.620%, FRN, 5.098%, 08/16/27		49,132	49,501,067

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Bank for Reconstruction & Development
(r)	SOFR + 0.190%, FRN, 4.562%, 04/14/26		6,344	$6,340,447
(r)	SOFR + 0.330%, FRN, 4.797%, 02/20/28		121,210	121,395,451
European Investment Bank
	1.875%, 02/10/25		12,000	11,994,052
(r)Ω	SOFR + 1.000%, FRN, 5.452%, 05/21/28		25,247	25,777,761
Inter-American Development Bank
(r)	SOFR + 0.170%, FRN, 4.572%, 09/16/26		27,700	27,669,807
(r)	SOFR + 0.280%, FRN, 4.649%, 04/12/27		8,720	8,717,995
(r)	SOFR + 0.350%, FRN, 4.724%, 10/04/27		58,579	58,606,960
(r)	SOFR + 0.270%, FRN, 4.660%, 03/20/28		51,000	50,911,258
(r)	SOFR + 0.350%, FRN, 4.647%, 10/05/28		103,500	103,585,272
(r)	SOFR + 0.370%, FRN, 4.752%, 08/01/29		22,800	22,819,863
International Bank for Reconstruction & Development
	0.625%, 04/22/25		335	332,233
	0.750%, 07/02/25	CAD	5,568	3,797,856
	0.375%, 07/28/25		2,110	2,069,406
(r)	SOFR + 0.180%, FRN, 4.582%, 06/15/26		39,000	38,974,260
(r)	SOFR + 0.370%, FRN, 4.739%, 01/12/27		40,530	40,620,009
(r)	SOFR + 0.430%, FRN, 4.900%, 08/19/27		54,880	55,105,477
(r)	SOFR + 0.300%, FRN, 4.782%, 05/15/28		45,500	45,506,312
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
International Finance Corp., SOFR + 0.310%, FRN
(r)	4.780%, 08/28/28		51,040	$51,032,748
Nordic Investment Bank
	1.500%, 03/13/25	NOK	106,500	9,378,270
	2.625%, 04/04/25		4,600	4,585,682
(r)	SOFR + 1.000%, FRN, 5.499%, 05/12/26		22,400	22,633,632
(r)	SOFR + 0.290%, FRN, 4.664%, 10/04/27		5,400	5,396,802
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				960,391,461
SWEDEN — (0.9%)
Kommuninvest I Sverige AB
	1.000%, 05/12/25	SEK	184,000	16,535,573
Svensk Exportkredit AB, SOFR + 1.000%, FRN
(r)	5.383%, 08/03/26		53,250	53,806,222
Svenska Handelsbanken AB
(r)Ω	SOFR + 0.910%, FRN, 5.328%, 06/10/25		5,900	5,912,491
(r)Ω	SOFR + 0.660%, FRN, 5.096%, 05/28/27		7,800	7,836,344
TOTAL SWEDEN				84,090,630
UNITED STATES — (0.7%)
Bank of America NA
(r)	SOFR + 0.780%, FRN, 5.244%, 08/18/25		1,330	1,332,683
(r)	SOFR + 1.020%, FRN, 5.484%, 08/18/26		1,450	1,462,325
JPMorgan Chase Bank NA, SOFR + 0.620%, FRN
(r)	5.002%, 04/29/26		11,850	11,900,293
Morgan Stanley Bank NA, SOFR + 1.165%, FRN
(r)	5.548%, 10/30/26		400	404,738
Roche Holdings, Inc.
(r)Ω	SOFR + 0.560%, FRN, 4.970%, 03/10/25		1,975	1,975,632

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
(r)Ω	SOFR + 0.740%, FRN, 5.209%, 11/13/26	18,040	$18,182,769
Shell International Finance BV
	3.250%, 05/11/25	220	219,200
State Street Corp., SOFR + 0.640%, FRN
(r)	5.017%, 10/22/27	20,915	20,973,642
Wells Fargo Bank NA
	5.550%, 08/01/25	2,900	2,912,734
(r)	SOFR + 1.060%, FRN, 5.554%, 08/07/26	2,530	2,552,352
(r)	SOFR + 1.070%, FRN, 5.472%, 12/11/26	2,275	2,298,562
TOTAL UNITED STATES			64,214,930
TOTAL BONDS			3,009,180,515
U.S. TREASURY OBLIGATIONS — (15.4%)
U.S. Treasury Bills
∞	3.959%, 04/10/25	45,000	44,653,912
U.S. Treasury Notes
(r)	3M USTMMR + 0.169%, FRN, 4.409%, 04/30/25	139,000	139,050,952
(r)	3M USTMMR + 0.170%, FRN, 4.410%, 10/31/25	540,500	541,072,806
(r)	3M USTMMR + 0.245%, FRN, 4.485%, 01/31/26	703,500	704,873,907
TOTAL U.S. TREASURY OBLIGATIONS			1,429,651,577
COMMERCIAL PAPER — (39.9%)
AUSTRALIA — (1.1%)
Australia & New Zealand Banking Group Ltd.
Ω	4.513%, 07/22/25	15,500	15,181,413
Commonwealth Bank of Australia
Ω	4.408%, 05/05/25	50,000	49,456,527
Queensland Treasury Corp.
	4.435%, 07/24/25	40,000	39,167,507
TOTAL AUSTRALIA			103,805,447
CANADA — (5.5%)
Bank of Montreal
	4.584%, 03/19/25	50,000	49,716,607
	4.563%, 03/21/25	9,000	8,946,802
		Face Amount^	Value†
		(000)

CANADA — (Continued)
	4.480%, 04/10/25	60,000	$59,499,405
Canadian Imperial Bank of Commerce
Ω	4.551%, 06/16/25	50,000	49,175,764
Hydro-Quebec
Ω	4.385%, 05/20/25	25,000	24,676,230
Province of Alberta
Ω	4.510%, 02/03/25	25,000	24,991,033
Ω	4.508%, 02/21/25	20,000	19,949,682
Province of British Columbia
	4.495%, 05/06/25	31,500	31,138,683
PSP Capital, Inc.
Ω	4.683%, 02/03/25	10,000	9,996,405
Ω	4.687%, 02/24/25	81,000	80,768,664
Ω	4.476%, 04/14/25	67,500	66,911,255
Ω	4.428%, 04/07/25	11,000	10,913,162
Ω	4.427%, 04/22/25	5,000	4,951,670
Ω	4.392%, 04/25/25	22,000	21,779,575
Ω	4.417%, 04/28/25	25,000	24,740,692
Ω	4.440%, 06/16/25	20,000	19,674,356
TOTAL CANADA			507,829,985
FRANCE — (3.4%)
Caisse d'Amortissement de la Dette Sociale
Ω	4.789%, 02/14/25	25,000	24,957,877
Ω	4.749%, 02/18/25	40,000	39,913,310
Ω	4.713%, 02/24/25	76,000	75,780,748
Caisse des Depots et Consignations
Ω	4.700%, 02/03/25	40,000	39,985,619
Ω	4.723%, 02/19/25	35,000	34,920,108
LVMH Moet Hennessy Louis Vuitton SE
Ω	4.634%, 02/03/25	26,000	25,990,653
Ω	4.690%, 02/13/25	24,000	23,962,547
Sanofi SA
Ω	4.431%, 03/14/25	40,000	39,798,101
Ω	4.421%, 03/21/25	7,500	7,455,848
TOTAL FRANCE			312,764,811
GERMANY — (6.2%)
Erste Abwicklungsanstalt
Ω	4.749%, 02/10/25	40,000	39,951,988
Ω	4.668%, 02/07/25	25,000	24,979,000
Ω	4.642%, 02/14/25	18,000	17,969,742
Ω	4.626%, 02/19/25	53,500	53,377,879
Ω	4.408%, 03/06/25	40,000	39,836,472
Ω	4.415%, 04/10/25	15,000	14,881,200
Ω	4.418%, 04/10/25	25,000	24,792,377
Kreditanstalt fuer Wiederaufbau
Ω	4.695%, 02/21/25	45,000	44,886,705
Ω	4.545%, 03/19/25	25,000	24,858,815
Ω	4.534%, 03/21/25	18,000	17,894,005

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

GERMANY — (Continued)
Ω	4.438%, 04/07/25	25,000	$24,801,633
Ω	4.426%, 04/10/25	65,000	64,460,928
Ω	4.431%, 04/14/25	50,000	49,561,425
Ω	4.438%, 04/23/25	35,000	34,655,387
NRW Bank
Ω	4.691%, 02/05/25	25,000	24,985,208
Ω	4.685%, 02/14/25	50,000	49,916,996
Ω	4.404%, 05/07/25	26,025	25,728,940
TOTAL GERMANY			577,538,700
LUXEMBOURG — (0.9%)
Nestle Finance International Ltd.
Ω	4.719%, 02/04/25	19,000	18,991,058
Ω	4.504%, 02/28/25	45,000	44,850,379
Ω	4.465%, 03/28/25	15,000	14,899,919
TOTAL LUXEMBOURG			78,741,356
NETHERLANDS — (2.9%)
BNG Bank NV
Ω	4.374%, 04/24/25	53,000	52,480,959
Nederlandse Waterschapsbank NV
Ω	4.382%, 02/26/25	53,000	52,833,432
Ω	4.401%, 03/21/25	40,000	39,765,580
Ω	4.411%, 03/31/25	10,000	9,929,817
Ω	4.369%, 04/03/25	50,000	49,631,445
Ω	4.398%, 04/30/25	67,000	66,291,066
TOTAL NETHERLANDS			270,932,299
NORWAY — (2.9%)
DNB Bank ASA
Ω	4.747%, 02/18/25	45,000	44,903,216
Ω	4.748%, 02/19/25	45,000	44,897,851
Ω	4.748%, 02/21/25	50,000	49,874,584
Ω	4.503%, 05/19/25	45,000	44,419,716
Ω	4.445%, 05/07/25	25,000	24,714,080
Ω	4.441%, 05/29/25	10,000	9,858,846
Ω	4.473%, 07/14/25	30,000	29,413,080
Ω	4.477%, 07/17/25	25,000	24,502,139
TOTAL NORWAY			272,583,512
SINGAPORE — (1.7%)
DBS Bank Ltd.
Ω	4.784%, 02/03/25	10,500	10,496,225
Ω	4.677%, 02/12/25	22,000	21,968,306
Ω	4.451%, 04/28/25	50,000	49,472,200
United Overseas Bank Ltd.
Ω	4.741%, 02/05/25	50,000	49,969,951
Ω	4.697%, 03/03/25	23,000	22,914,037
TOTAL SINGAPORE			154,820,719
		Face Amount^	Value†
		(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (2.6%)
European Investment Bank
	4.718%, 02/27/25	75,000	$74,759,550
	4.723%, 02/27/25	45,000	44,855,730
	4.723%, 02/27/25	50,000	49,839,700
	4.722%, 02/27/25	50,000	49,839,700
	4.698%, 03/24/25	20,000	19,876,005
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			239,170,685
SWEDEN — (0.9%)
Svensk Exportkredit AB
	4.602%, 02/03/25	50,000	49,982,066
	4.688%, 02/25/25	5,000	4,985,127
Svenska Handelsbanken AB
Ω	4.509%, 07/14/25	25,000	24,505,836
TOTAL SWEDEN			79,473,029
UNITED STATES — (11.8%)
Apple, Inc.
Ω	4.389%, 03/06/25	50,000	49,796,498
Bank of Montreal
	4.532%, 03/18/25	16,000	15,911,257
Caisse des Depots et Consignations
Ω	4.614%, 02/12/25	10,000	9,985,594
Ω	4.637%, 03/06/25	20,000	19,918,186
Ω	4.644%, 03/11/25	20,000	19,906,118
Ω	4.487%, 04/28/25	15,000	14,842,349
Ω	4.453%, 05/02/25	20,000	19,780,083
Ω	4.450%, 06/04/25	51,000	50,235,816
Chevron Corp.
Ω	4.500%, 02/21/25	50,000	49,874,204
Cisco Systems, Inc.
Ω	4.688%, 02/26/25	100,000	99,687,743
Ω	4.633%, 04/03/25	95,000	94,294,945
Ω	4.419%, 03/28/25	25,000	24,832,316
Ω	4.451%, 04/11/25	50,000	49,581,297
Johnson & Johnson
Ω	4.529%, 03/20/25	78,500	78,054,371
National Securities Clearing Corp.
Ω	4.434%, 03/21/25	50,000	49,704,889
Ω	4.434%, 03/28/25	55,000	54,628,803
Ω	4.418%, 04/11/25	30,000	29,746,639
Ω	4.427%, 04/16/25	15,000	14,864,219
Ω	4.428%, 04/17/25	50,000	49,541,326
Ω	4.438%, 04/21/25	53,000	52,488,059
Novartis Finance Corp.
Ω	4.403%, 03/05/25	50,000	49,802,156
Royal Bank of Canada
Ω	4.530%, 03/13/25	75,000	74,629,833
Ω	4.457%, 07/14/25	20,000	19,607,250
Siemens Capital Co. LLC
Ω	4.359%, 03/27/25	25,000	24,836,184

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Ω	4.370%, 03/28/25		25,000	$24,833,198
Toronto-Dominion Bank
Ω	4.645%, 04/09/25		55,000	54,542,016
TOTAL UNITED STATES				1,095,925,349
TOTAL COMMERCIAL PAPER (Cost $3,693,767,205)				3,693,585,892
FOREIGN SOVEREIGN OBLIGATIONS — (12.2%)
CANADA — (7.4%)
Alberta Treasury Bills
∞	3.162%, 03/11/25	CAD	11,000	7,546,241
∞	3.112%, 04/15/25	CAD	20,000	13,683,696
∞	3.280%, 03/04/25	CAD	21,600	14,826,100
Canada Treasury Bills
∞	3.333%, 02/27/25	CAD	37,900	26,021,355
∞	3.284%, 03/27/25	CAD	36,000	24,662,607
∞	3.447%, 02/12/25	CAD	54,900	37,738,155
∞	3.481%, 03/12/25	CAD	50,000	34,293,529
∞	3.101%, 04/24/25	CAD	24,900	17,022,153
∞	3.007%, 04/09/25	CAD	43,800	29,976,336
Ontario Treasury Bills
∞	3.402%, 02/12/25	CAD	10,800	7,424,197
∞	3.165%, 04/02/25	CAD	82,400	56,427,289
∞	3.545%, 02/19/25	CAD	40,000	27,481,887
∞	3.281%, 02/26/25	CAD	21,032	14,442,161
∞	3.281%, 03/05/25	CAD	58,734	40,308,978
∞	3.170%, 06/04/25	CAD	16,000	10,905,013
∞	3.149%, 04/09/25	CAD	64,900	44,419,670
∞	3.175%, 03/12/25	CAD	61,000	41,841,043
Quebec Treasury Bills
∞	3.402%, 02/07/25	CAD	10,700	7,358,473
∞	3.256%, 02/21/25	CAD	31,200	21,434,154
∞	3.400%, 02/28/25	CAD	109,071	74,891,142
∞	3.201%, 04/25/25	CAD	24,600	16,820,114
∞	3.119%, 04/11/25	CAD	57,000	39,013,830
			Face Amount^	Value†
			(000)

CANADA — (Continued)
∞	2.890%, 05/02/25	CAD	35,855	$24,493,947
∞	3.519%, 02/14/25	CAD	47,717	32,798,276
∞	3.180%, 03/07/25	CAD	7,400	5,078,395
∞	3.160%, 03/14/25	CAD	25,000	17,147,624
TOTAL CANADA				688,056,365
SINGAPORE — (1.9%)
Monetary Authority of Singapore Bills
∞	3.283%, 02/13/25	SGD	121,000	88,960,847
∞	3.225%, 02/27/25	SGD	122,100	89,663,825
TOTAL SINGAPORE				178,624,672
UNITED KINGDOM — (2.9%)
U.K. Treasury Bills
∞	4.697%, 03/10/25	GBP	115,000	141,944,825
∞	4.717%, 03/24/25	GBP	100,000	123,217,680
TOTAL UNITED KINGDOM				265,162,505
TOTAL FOREIGN SOVEREIGN OBLIGATIONS				1,131,843,542
TOTAL INVESTMENT SECURITIES (Cost $9,334,015,313)				9,264,261,526

		Shares
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	570	6,591
TOTAL INVESTMENTS — (100.0%)
(Cost $9,334,021,903)^^			$9,264,268,117
As of January 31, 2025, DFA Five-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	9,706,151	NOK	106,134,804	Barclays Capital	02/10/25	$329,269
USD	134,327,553	SGD	176,989,312	Bank of America Corp.	02/11/25	4,053,193
USD	115,607,536	AUD	174,452,620	Barclays Capital	02/11/25	7,149,480
USD	97,467,139	CAD	135,066,335	HSBC Bank	02/11/25	4,502,878
USD	10,449,999	CAD	15,106,915	Bank of New York Mellon	02/12/25	51,688
USD	74,929,330	CAD	104,120,748	Royal Bank of Canada	02/12/25	3,261,499
USD	35,027,364	CAD	50,369,328	State Street Bank and Trust	02/12/25	357,420
USD	90,359,009	SGD	121,256,730	Royal Bank of Canada	02/13/25	1,099,548
USD	231,423,682	SGD	308,314,968	State Street Bank and Trust	02/13/25	4,466,976

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	46,750,160	GBP	36,799,432	Barclays Capital	02/18/25	$1,124,883
USD	2,693,500	CAD	3,880,628	Citibank, N.A.	02/18/25	21,740
USD	99,566,109	GBP	79,070,793	Royal Bank of Canada	02/18/25	1,531,256
USD	88,697,527	CAD	124,582,977	Societe Generale	02/18/25	2,923,823
USD	116,512,345	AUD	186,889,608	Royal Bank of Canada	02/21/25	317,259
AUD	35,214,147	USD	21,644,576	State Street Bank and Trust	02/21/25	249,155
USD	115,353,790	AUD	185,400,067	Barclays Capital	02/28/25	81,398
AUD	3,333,442	USD	2,065,496	Citibank, N.A.	02/28/25	7,069
USD	106,029,231	AUD	169,642,671	HSBC Bank	03/21/25	541,796
USD	422,632	AUD	676,275	State Street Bank and Trust	03/21/25	2,109
USD	16,539,252	CAD	23,722,864	Bank of America Corp.	04/02/25	175,727
USD	85,048,592	CAD	121,893,853	UBS AG	04/02/25	968,817
USD	76,079,347	CAD	109,169,527	Royal Bank of Canada	04/07/25	758,923
USD	4,627,108	SEK	50,996,807	State Street Bank and Trust	04/07/25	10,499
USD	12,284,225	CAD	17,679,981	State Street Bank and Trust	04/07/25	86,099
USD	95,599,757	CAD	136,377,834	Barclays Capital	04/08/25	1,502,776
USD	114,139,219	AUD	181,665,186	HSBC Bank	04/08/25	1,163,269
USD	84,358,927	CAD	120,374,478	Citibank, N.A.	04/09/25	1,299,890
USD	9,545,509	CAD	13,720,696	Royal Bank of Canada	04/09/25	78,155
USD	2,964,061	CAD	4,245,596	State Street Bank and Trust	04/09/25	34,577
USD	18,254,531	NZD	32,180,241	Australia and New Zealand Bank	04/10/25	82,182
USD	87,638,423	CAD	125,712,726	Bank of America Corp.	04/10/25	891,857
USD	28,145,293	NZD	49,727,826	Bank of America Corp.	04/10/25	63,732
USD	23,432,392	NZD	41,458,129	State Street Bank and Trust	04/10/25	20,771
USD	82,952,394	CAD	118,903,464	Royal Bank of Canada	04/16/25	881,148
USD	10,209,907	CAD	14,590,139	Societe Generale	04/16/25	139,293
USD	94,031,447	CAD	134,434,794	Citibank, N.A.	04/17/25	1,235,547
USD	84,856,188	CAD	121,554,487	Societe Generale	04/21/25	935,231
USD	8,785,752	CAD	12,568,413	State Street Bank and Trust	04/21/25	108,547
USD	12,034,678	SEK	132,675,938	Barclays Capital	04/23/25	12,159
USD	1,004,829	AUD	1,611,848	Citibank, N.A.	04/30/25	2,266
Total Appreciation						$42,523,904
USD	109,618	NOK	1,256,520	Citibank, N.A.	02/10/25	$(1,394)
SGD	103,173,740	USD	76,032,384	Royal Bank of Canada	02/11/25	(90,550)
CAD	37,514,634	USD	26,023,221	Citibank, N.A.	02/12/25	(201,350)
SGD	129,695,490	USD	97,050,585	Bank of America Corp.	02/13/25	(1,579,186)
SGD	131,008,130	USD	97,985,198	State Street Bank and Trust	02/13/25	(1,547,539)
AUD	3,467,596	USD	2,164,688	Bank of America Corp.	02/21/25	(8,776)
USD	119,388,276	GBP	96,802,571	Barclays Capital	04/10/25	(611,274)
USD	22,995,622	NZD	41,050,152	State Street Bank and Trust	04/10/25	(185,612)
USD	108,803,283	AUD	175,818,826	Societe Generale	04/14/25	(541,904)
USD	108,289,064	AUD	174,545,059	Bank of America Corp.	04/17/25	(266,442)
Total (Depreciation)						$(5,034,027)
Total Appreciation (Depreciation)						$37,489,877

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
As of January 31, 2025, the value of Rule 144A securities amounted to $3,549,418,721 or 37.9% of net assets.
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$829,486,917	—	$829,486,917
Canada	—	421,908,038	—	421,908,038
Finland	—	38,940,389	—	38,940,389
France	—	85,964,153	—	85,964,153
Germany	—	24,812,301	—	24,812,301
Netherlands	—	296,577,751	—	296,577,751
New Zealand	—	91,526,345	—	91,526,345
Norway	—	62,631,957	—	62,631,957
Singapore	—	48,635,643	—	48,635,643
Supranational Organization Obligations	—	960,391,461	—	960,391,461
Sweden	—	84,090,630	—	84,090,630
United States	—	64,214,930	—	64,214,930
U.S. Treasury Obligations	—	1,429,651,577	—	1,429,651,577
Commercial Paper	—	3,693,585,892	—	3,693,585,892
Foreign Sovereign Obligations	—	1,131,843,542	—	1,131,843,542
Securities Lending Collateral	—	6,591	—	6,591
Total Investments in Securities	—	$9,264,268,117	—	$9,264,268,117
Financial Instruments
Assets
Forward Currency Contracts**	—	42,523,904	—	42,523,904
Liabilities
Forward Currency Contracts**	—	(5,034,027)	—	(5,034,027)
Total Financial Instruments	—	$37,489,877	—	$37,489,877
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA World ex U.S. Government Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Face Amount^	Value†
		(000)
BONDS — (97.8%)
AUSTRALIA — (7.5%)
New South Wales Treasury Corp.
2.000%, 03/20/31	AUD	14,000	$7,535,140
1.750%, 03/20/34	AUD	6,000	2,831,184
4.750%, 02/20/35	AUD	5,000	3,011,857
4.750%, 02/20/37	AUD	7,400	4,350,860
Queensland Treasury Corp.
3.500%, 08/21/30	AUD	11,000	6,517,212
1.750%, 08/21/31	AUD	3,000	1,558,347
1.750%, 07/20/34	AUD	7,000	3,234,027
South Australian Government Financing Authority
1.750%, 05/24/32	AUD	3,000	1,519,497
Treasury Corp. of Victoria
4.250%, 12/20/32	AUD	5,000	2,982,699
2.250%, 11/20/34	AUD	51,500	24,761,410
2.000%, 09/17/35	AUD	11,000	5,001,414
2.000%, 11/20/37	AUD	4,200	1,769,648
Western Australian Treasury Corp.
2.000%, 10/24/34	AUD	10,000	4,779,256
TOTAL AUSTRALIA			69,852,551
BELGIUM — (3.0%)
Kingdom of Belgium Government Bonds
1.900%, 06/22/38	EUR	23,500	20,847,819
2.750%, 04/22/39	EUR	7,500	7,327,568
TOTAL BELGIUM			28,175,387
CANADA — (15.5%)
CPPIB Capital, Inc.
1.500%, 03/04/33	EUR	31,520	29,480,703
0.750%, 02/02/37	EUR	2,000	1,582,596
Ontario Teachers' Finance Trust
1.850%, 05/03/32	EUR	13,000	12,481,981
Province of British Columbia
1.550%, 06/18/31	CAD	25,000	15,526,026
3.550%, 06/18/33	CAD	18,000	12,392,239
3.400%, 05/24/39	EUR	7,500	7,858,409
Province of Manitoba
4.250%, 06/02/34	CAD	4,000	2,871,903
Province of Ontario
3.750%, 06/02/32	CAD	15,000	10,573,537
3.650%, 06/02/33	CAD	4,800	3,335,114
4.150%, 06/02/34	CAD	6,000	4,293,322
4.600%, 06/02/39	CAD	24,000	17,614,037
Province of Quebec
3.600%, 09/01/33	CAD	3,000	2,072,267
4.450%, 09/01/34	CAD	9,000	6,572,629
		Face Amount^	Value†
		(000)
CANADA — (Continued)
5.750%, 12/01/36	CAD	5,400	$4,369,268
5.000%, 12/01/38	CAD	17,000	12,905,074
TOTAL CANADA			143,929,105
DENMARK — (0.8%)
Denmark Government Bonds
2.250%, 11/15/33	DKK	55,000	7,717,020
FINLAND — (6.6%)
Finland Government Bonds
1.125%, 04/15/34	EUR	39,000	34,929,742
Kuntarahoitus OYJ
1.250%, 02/23/33	EUR	28,011	25,839,830
TOTAL FINLAND			60,769,572
FRANCE — (19.8%)
Agence Francaise de Developpement EPIC
0.500%, 05/31/35	EUR	5,000	3,910,470
French Republic Government Bonds OAT
3.500%, 11/25/33	EUR	64,000	68,355,886
1.250%, 05/25/34	EUR	75,000	66,053,006
4.750%, 04/25/35	EUR	23,000	27,006,415
1.750%, 06/25/39	EUR	3,000	2,524,661
SNCF Reseau
5.000%, 10/10/33	EUR	11,000	12,817,700
Unedic Asseo
1.250%, 05/25/33	EUR	3,400	3,062,112
TOTAL FRANCE			183,730,250
GERMANY — (2.4%)
Deutsche Bahn Finance GmbH
1.625%, 08/16/33	EUR	4,773	4,464,927
Kreditanstalt fuer Wiederaufbau
0.050%, 09/29/34	EUR	10,000	8,038,089
2.600%, 06/20/37	JPY	671,000	4,999,600
State of North Rhine-Westphalia
2.375%, 05/13/33	EUR	4,600	4,646,590
TOTAL GERMANY			22,149,206
NETHERLANDS — (1.7%)
BNG Bank NV
3.300%, 04/26/29	AUD	19,600	11,648,678
1.250%, 03/30/37	EUR	4,500	3,802,845
TOTAL NETHERLANDS			15,451,523

DFA World ex U.S. Government Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
NEW ZEALAND — (4.4%)
New Zealand Government Bonds
4.250%, 05/15/34	NZD	35,000	$19,348,965
2.750%, 04/15/37	NZD	24,200	11,107,345
New Zealand Local Government Funding Agency Bonds
3.500%, 04/14/33	NZD	10,000	5,087,967
3.000%, 05/15/35	NZD	5,000	2,340,862
2.000%, 04/15/37	NZD	6,000	2,381,846
TOTAL NEW ZEALAND			40,266,985
NORWAY — (2.9%)
Equinor ASA
6.875%, 03/11/31	GBP	19,124	26,394,808
SINGAPORE — (3.9%)
Singapore Government Bonds
1.625%, 07/01/31	SGD	53,000	36,093,819
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (15.7%)
Asian Development Bank
2.350%, 06/21/27	JPY	1,830,000	12,255,047
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
3.350%, 05/21/29	AUD	15,000	8,890,838
0.150%, 10/10/34	EUR	30,000	23,925,139
European Financial Stability Facility
1.250%, 05/24/33	EUR	30,000	27,683,962
European Investment Bank
1.900%, 01/26/26	JPY	2,297,800	15,008,841
2.150%, 01/18/27	JPY	517,100	3,440,282
3.875%, 06/08/37	GBP	4,250	4,807,220
European Stability Mechanism
1.200%, 05/23/33	EUR	16,700	15,404,242
		Face Amount^	Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Union
1.250%, 04/04/33	EUR	7,200	$6,684,269
3.375%, 10/04/38	EUR	16,500	17,515,815
3.375%, 10/04/39	EUR	1,000	1,054,746
International Bank for Reconstruction & Development
1.200%, 08/08/34	EUR	10,000	8,977,932
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			145,648,333
SWITZERLAND — (3.0%)
Swiss Confederation Government Bonds
4.000%, 04/08/28	CHF	22,900	28,198,870
UNITED KINGDOM — (10.6%)
U.K. Gilts
0.625%, 07/31/35	GBP	117,600	98,381,854
TOTAL BONDS			906,759,283
U.S. TREASURY OBLIGATIONS — (2.2%)
U.S. Treasury Bonds
3.500%, 02/15/39		23,000	20,272,344
TOTAL INVESTMENT SECURITIES (Cost $1,101,831,199)			927,031,627
TOTAL INVESTMENTS — (100.0%)
(Cost $1,101,831,199)^^			$927,031,627
As of January 31, 2025, DFA World ex U.S. Government Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	4,413,632	EUR	4,232,498	Bank of New York Mellon	02/13/25	$21,073
USD	77,949,908	EUR	73,065,720	State Street Bank and Trust	02/13/25	2,121,045
USD	1,098,294	CAD	1,573,652	Bank of America Corp.	02/14/25	15,036
USD	936,991	CAD	1,349,943	Citibank, N.A.	02/14/25	7,729
USD	39,655,019	CAD	55,507,736	Societe Generale	02/14/25	1,445,053
USD	9,360,959	CAD	13,419,612	State Street Bank and Trust	02/14/25	123,275
USD	1,000,635	CAD	1,400,115	Royal Bank of Canada	02/18/25	36,674
USD	28,672,655	CAD	40,266,053	Societe Generale	02/18/25	950,019
USD	18,715,727	CAD	26,988,515	State Street Bank and Trust	02/18/25	134,498
SGD	529,610	USD	387,315	Bank of America Corp.	02/21/25	2,673

DFA World ex U.S. Government Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	390,140	SGD	526,743	Bank of America Corp.	02/21/25	$2,263
USD	36,796,966	SGD	49,247,146	Royal Bank of Canada	02/21/25	532,981
USD	38,186,026	GBP	30,508,788	Barclays Capital	03/24/25	364,253
USD	36,348,030	JPY	5,566,117,718	Barclays Capital	03/28/25	245,537
USD	76,545,765	EUR	72,952,775	Barclays Capital	04/02/25	657,689
USD	73,028,348	EUR	70,042,701	Barclays Capital	04/03/25	163,768
DKK	950,913	USD	131,099	Citibank, N.A.	04/03/25	1,546
USD	953,563	AUD	1,529,825	Citibank, N.A.	04/03/25	2,213
USD	7,972,193	DKK	56,622,873	State Street Bank and Trust	04/03/25	73,714
USD	46,712,456	GBP	37,299,966	State Street Bank and Trust	04/03/25	473,398
GBP	3,548,034	USD	4,364,670	State Street Bank and Trust	04/10/25	33,586
CHF	230,253	USD	254,746	Citibank, N.A.	04/16/25	125
CHF	602,953	USD	667,234	UBS AG	04/16/25	184
USD	8,758,306	EUR	8,371,935	Barclays Capital	04/23/25	39,834
USD	73,018,704	EUR	69,940,309	Australia and New Zealand Bank	04/25/25	175,624
USD	40,215,514	NZD	71,040,296	Bank of America Corp.	04/28/25	81,820
USD	458,119	NZD	807,351	Citibank, N.A.	04/28/25	2,012
Total Appreciation						$7,707,622
EUR	6,883,206	USD	7,155,685	Bank of New York Mellon	02/13/25	$(12,175)
CAD	3,916,724	USD	2,775,502	Citibank, N.A.	02/14/25	(79,339)
CAD	1,999,801	USD	1,389,683	Societe Generale	02/18/25	(12,846)
USD	2,985,991	GBP	2,432,904	Citibank, N.A.	03/24/25	(30,082)
USD	90,191,769	AUD	145,397,264	Royal Bank of Canada	04/03/25	(226,184)
USD	74,126,155	EUR	71,557,457	State Street Bank and Trust	04/04/25	(317,955)
USD	46,799,048	GBP	37,952,059	Citibank, N.A.	04/10/25	(247,533)
USD	29,217,721	CHF	26,514,468	State Street Bank and Trust	04/16/25	(131,540)
USD	71,441,207	EUR	68,690,014	Barclays Capital	04/23/25	(92,069)
Total (Depreciation)						$(1,149,723)
Total Appreciation (Depreciation)						$6,557,899
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$69,852,551	—	$69,852,551
Belgium	—	28,175,387	—	28,175,387
Canada	—	143,929,105	—	143,929,105
Denmark	—	7,717,020	—	7,717,020
Finland	—	60,769,572	—	60,769,572
France	—	183,730,250	—	183,730,250
Germany	—	22,149,206	—	22,149,206
Netherlands	—	15,451,523	—	15,451,523
New Zealand	—	40,266,985	—	40,266,985
Norway	—	26,394,808	—	26,394,808
Singapore	—	36,093,819	—	36,093,819
Supranational Organization Obligations	—	145,648,333	—	145,648,333
Switzerland	—	28,198,870	—	28,198,870

DFA World ex U.S. Government Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Kingdom	—	$98,381,854	—	$98,381,854
U.S. Treasury Obligations	—	20,272,344	—	20,272,344
Total Investments in Securities	—	$927,031,627	—	$927,031,627
Financial Instruments
Assets
Forward Currency Contracts**	—	7,707,622	—	7,707,622
Liabilities
Forward Currency Contracts**	—	(1,149,723)	—	(1,149,723)
Total Financial Instruments	—	$6,557,899	—	$6,557,899
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Intermediate Government Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (28.3%)
Federal Home Loan Banks
4.375%, 03/13/26	6,080	$6,091,174
5.750%, 06/12/26	16,080	16,396,374
1.875%, 09/11/26	2,500	2,411,095
3.000%, 09/11/26	62,930	61,734,842
2.125%, 12/11/26	30,250	29,126,331
2.500%, 12/10/27	97,640	93,124,137
3.000%, 03/10/28	51,070	49,186,636
3.250%, 06/09/28	202,360	196,021,595
3.250%, 11/16/28	270,180	261,163,785
2.125%, 09/14/29	12,635	11,479,083
2.125%, 12/14/29	52,580	47,294,205
4.500%, 09/13/30	5,505	5,498,988
4.750%, 03/10/34	15,000	15,080,835
5.500%, 07/15/36	158,590	168,793,685
Tennessee Valley Authority
2.875%, 02/01/27	170,019	165,504,079
7.125%, 05/01/30	159,440	178,843,485
1.500%, 09/15/31	77,768	64,207,730
4.700%, 07/15/33	19,000	19,279,713
4.375%, 08/01/34	92,591	89,997,491
4.650%, 06/15/35	10,635	10,580,812
5.880%, 04/01/36	129,694	140,782,094
6.150%, 01/15/38	709	786,403
5.500%, 06/15/38	6,207	6,546,370
5.250%, 09/15/39	11,871	12,169,640
TOTAL AGENCY OBLIGATIONS		1,652,100,582
U.S. TREASURY OBLIGATIONS — (71.5%)
U.S. Treasury Bonds
6.750%, 08/15/26	8,183	8,496,048
6.500%, 11/15/26	5,500	5,743,203
6.625%, 02/15/27	5,000	5,252,148
6.125%, 11/15/27	161,500	169,650,703
5.500%, 08/15/28	19,500	20,330,273
5.250%, 11/15/28	42,932	44,340,810
5.250%, 02/15/29	41,500	43,090,293
6.125%, 08/15/29	6,278	6,741,493
6.250%, 05/15/30	51,789	56,389,755
5.375%, 02/15/31	13,250	13,929,580
4.500%, 02/15/36	55,750	55,926,396
4.750%, 02/15/37	322,750	329,066,318
5.000%, 05/15/37	328,000	341,248,123
4.375%, 02/15/38	253,400	247,381,750
4.500%, 05/15/38	351,355	347,251,283
3.500%, 02/15/39	226,635	199,757,505
4.250%, 05/15/39	95,050	90,624,234
4.500%, 08/15/39	100,424	98,152,691
U.S. Treasury Notes
1.625%, 02/15/26	4,000	3,894,156
2.250%, 03/31/26	8,000	7,822,812
	Face Amount	Value†
	(000)

2.375%, 04/30/26	13,000	$12,711,563
1.625%, 05/15/26	62,375	60,364,868
2.125%, 05/31/26	25,000	24,329,102
1.875%, 06/30/26	22,750	22,033,730
1.875%, 07/31/26	45,000	43,497,070
1.500%, 08/15/26	65,000	62,402,539
1.375%, 08/31/26	11,000	10,530,352
1.625%, 09/30/26	19,000	18,223,672
1.625%, 10/31/26	31,000	29,667,969
2.000%, 11/15/26	35,550	34,209,932
1.500%, 01/31/27	5,000	4,743,555
2.250%, 02/15/27	18,500	17,799,024
1.125%, 02/28/27	10,250	9,630,195
0.625%, 03/31/27	5,000	4,634,570
0.500%, 04/30/27	5,000	4,607,422
2.375%, 05/15/27	49,500	47,527,734
0.500%, 05/31/27	22,000	20,209,922
0.500%, 06/30/27	12,250	11,218,799
0.375%, 07/31/27	3,000	2,729,648
2.250%, 08/15/27	49,400	47,086,305
0.500%, 08/31/27	5,000	4,550,391
0.375%, 09/30/27	5,000	4,520,898
0.500%, 10/31/27	7,000	6,329,805
2.250%, 11/15/27	5,000	4,741,797
0.625%, 11/30/27	5,000	4,524,023
2.750%, 02/15/28	28,750	27,529,248
1.125%, 02/29/28	5,000	4,555,859
1.250%, 03/31/28	5,000	4,560,742
1.250%, 04/30/28	37,000	33,659,883
2.875%, 05/15/28	88,000	84,280,625
1.250%, 06/30/28	13,500	12,217,500
1.000%, 07/31/28	6,000	5,367,656
2.875%, 08/15/28	10,750	10,257,012
1.250%, 09/30/28	25,000	22,445,313
1.375%, 10/31/28	37,875	34,087,500
3.125%, 11/15/28	21,000	20,145,234
2.625%, 02/15/29	129,000	121,018,125
2.375%, 05/15/29	191,500	177,100,098
1.625%, 08/15/29	44,700	39,845,859
3.875%, 09/30/29	10,000	9,805,469
4.000%, 10/31/29	38,250	37,695,674
1.750%, 11/15/29	44,250	39,436,084
3.875%, 11/30/29	91,750	89,886,328
3.875%, 12/31/29	86,250	84,471,094
3.500%, 01/31/30	26,000	25,020,938
1.500%, 02/15/30	38,400	33,510,000
4.000%, 02/28/30	38,000	37,406,250
3.625%, 03/31/30	15,000	14,497,266
3.500%, 04/30/30	17,425	16,728,000
0.625%, 05/15/30	152,050	125,476,888
3.750%, 05/31/30	21,500	20,874,316
3.750%, 06/30/30	20,000	19,402,344
4.000%, 07/31/30	27,000	26,506,406
0.625%, 08/15/30	125,000	102,124,024

DFA Intermediate Government Fixed Income Portfolio
CONTINUED
	Face Amount	Value†
	(000)

4.125%, 08/31/30	10,000	$9,870,703
4.625%, 09/30/30	18,500	18,715,351
4.875%, 10/31/30	18,000	18,435,938
4.375%, 11/30/30	8,400	8,389,172
3.750%, 12/31/30	15,000	14,492,578
4.000%, 01/31/31	12,125	11,865,923
1.250%, 08/15/31	162,750	133,575,791
1.375%, 11/15/31	7,500	6,160,547
2.875%, 05/15/32	16,000	14,433,750
3.500%, 02/15/33	50,000	46,671,875
4.500%, 11/15/33	13,000	12,982,227
TOTAL U.S. TREASURY OBLIGATIONS		4,183,420,049
TOTAL INVESTMENT SECURITIES (Cost $6,262,031,801)		5,835,520,631

		Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.330%	11,840,051	$11,840,051
TOTAL INVESTMENTS — (100.0%)
(Cost $6,273,871,852)^^			$5,847,360,682
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$1,652,100,582	—	$1,652,100,582
U.S. Treasury Obligations	—	4,183,420,049	—	4,183,420,049
Temporary Cash Investments	$11,840,051	—	—	11,840,051
Total Investments in Securities	$11,840,051	$5,835,520,631	—	$5,847,360,682

DFA Short-Term Extended Quality Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Face Amount^	Value†
		(000)
BONDS — (76.0%)
	3M Co.
	2.650%, 04/15/25	16,640	$16,573,239
	AbbVie, Inc.
	3.800%, 03/15/25	5,595	5,590,039
	3.600%, 05/14/25	9,398	9,374,922
	3.200%, 11/21/29	800	745,679
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	6.500%, 07/15/25	7,102	7,146,651
	4.450%, 10/01/25	1,800	1,797,676
#	1.750%, 01/30/26	16,100	15,638,690
	4.450%, 04/03/26	410	408,346
	AES Corp.
Ω	3.300%, 07/15/25	400	396,666
	1.375%, 01/15/26	8,849	8,559,849
	Affiliated Managers Group, Inc.
	3.500%, 08/01/25	3,712	3,689,790
	Allstate Corp.
	5.050%, 06/24/29	300	301,829
	Ally Financial, Inc.
	5.800%, 05/01/25	3,019	3,022,847
	Altria Group, Inc.
	2.350%, 05/06/25	8,200	8,150,336
	Amcor Flexibles North America, Inc.
	4.000%, 05/17/25	16,150	16,101,689
	American Express Co.
	2.250%, 03/04/25	3,080	3,080,000
	3.950%, 08/01/25	10,577	10,548,333
	American Express Co., SOFR + 0.650%, FRN
(r)	5.172%, 11/04/26	30,122	30,215,137
	American Honda Finance Corp.
	4.600%, 04/17/25	35,000	35,000,088
	5.650%, 11/15/28	400	411,635
	4.900%, 03/13/29	230	230,143
	American Honda Finance Corp., SOFR + 0.550%, FRN
(r)	5.032%, 02/12/25	350	350,032
	American Honda Finance Corp., SOFR + 0.600%, FRN
#(r)	5.069%, 08/14/25	225	225,356
	American Honda Finance Corp., SOFR + 0.710%, FRN
(r)	5.080%, 01/09/26	2,767	2,773,550
(r)	4.997%, 07/09/27	10,808	10,838,960
		Face Amount^	Value†
		(000)
American Honda Finance Corp., SOFR + 0.720%, FRN
(r) 5.097%, 10/22/27		3,154	$3,155,577
American Medical Systems Europe BV
0.750%, 03/08/25	EUR	2,000	2,070,693
American National Group, Inc.
5.750%, 10/01/29		4,300	4,308,141
American Tower Corp.
2.400%, 03/15/25		5,225	5,210,061
4.000%, 06/01/25		7,489	7,472,638
1.300%, 09/15/25		1,100	1,077,748
1.600%, 04/15/26		830	799,593
American Water Capital Corp.
3.400%, 03/01/25		5,339	5,333,218
Amgen, Inc.
1.900%, 02/21/25		1,538	1,535,922
5.250%, 03/02/25		6,680	6,684,387
3.125%, 05/01/25		1,561	1,555,545
Amphenol Corp.
5.050%, 04/05/29		400	403,153
Anheuser-Busch InBev SA
4.000%, 09/24/25	GBP	1,155	1,425,565
Appalachian Power Co.
3.400%, 06/01/25		1,390	1,383,438
ArcelorMittal SA
6.125%, 06/01/25		1,000	1,001,851
ARES Capital Corp.
3.250%, 07/15/25		2,216	2,200,927
5.875%, 03/01/29		200	202,490
5.950%, 07/15/29		7,200	7,298,104
Arrow Electronics, Inc.
5.150%, 08/21/29		8,100	8,084,525
Arval Service Lease SA
0.875%, 02/17/25	EUR	9,600	9,952,202
Asian Development Bank, SOFR + 0.300%, FRN
(r) 4.690%, 06/20/28		27,700	27,665,415
Asian Development Bank, SOFR + 1.000%, FRN
(r) 5.402%, 06/16/26		26,800	27,068,536
Asian Infrastructure Investment Bank
1.000%, 05/06/26	AUD	800	477,839
Asian Infrastructure Investment Bank, SOFR + 0.620%, FRN
(r) 5.098%, 08/16/27		6,000	6,045,070
AstraZeneca PLC
4.000%, 01/17/29		564	550,724

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Australia & New Zealand Banking Group Ltd., 3M Swap + 0.800%, FRN
(r)	5.211%, 02/05/27	AUD	4,718	$2,945,500
Australia & New Zealand Banking Group Ltd., 3M Swap + 0.830%, FRN
(r)	5.246%, 03/31/26	AUD	10,300	6,431,301
Australia & New Zealand Banking Group Ltd., 3M Swap + 0.920%, FRN
(r)	5.341%, 11/04/25	AUD	7,000	4,369,046
Australia & New Zealand Banking Group Ltd., 3M Swap + 0.970%, FRN
(r)	5.387%, 05/12/27	AUD	500	313,259
Australia & New Zealand Banking Group Ltd., SOFR + 0.560%, FRN
(r)Ω	4.936%, 03/18/26		18,706	18,746,218
Australia & New Zealand Banking Group Ltd., SOFR + 0.650%, FRN
(r)Ω	5.020%, 09/30/27		24,947	25,041,300
Australia & New Zealand Banking Group Ltd., SOFR + 0.680%, FRN
(r)Ω	5.047%, 07/16/27		20,000	20,081,100
Australia & New Zealand Banking Group Ltd., SOFR + 0.750%, FRN
(r)Ω	5.114%, 07/03/25		11,820	11,847,458
Australia & New Zealand Banking Group Ltd., SOFR + 0.810%, FRN
(r)Ω	4.810%, 01/18/27		20,000	20,139,739
Autodesk, Inc.
	4.375%, 06/15/25		4,900	4,892,764
AutoZone, Inc.
	3.250%, 04/15/25		190	189,496
AvalonBay Communities, Inc.
	3.450%, 06/01/25		3,544	3,528,605
Avangrid, Inc.
	3.200%, 04/15/25		5,600	5,581,706
Aviation Capital Group LLC
Ω	4.125%, 08/01/25		12,800	12,749,122
	6.750%, 10/25/28		1,900	1,996,706
Ω	5.375%, 07/15/29		400	401,058
Ayvens Bank NV
	2.125%, 05/06/25	EUR	4,500	4,658,778
Ayvens SA
	3.875%, 07/16/29	EUR	3,100	3,311,004
			Face Amount^	Value†
			(000)
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
	3.138%, 11/07/29		200	$185,506
Bank of America NA, SOFR + 0.780%, FRN
(r)	5.244%, 08/18/25		420	420,847
Bank of Montreal
	1.850%, 05/01/25		5,775	5,738,306
Bank of Montreal, SOFR + 0.620%, FRN
(r)	5.013%, 09/15/26		1,545	1,547,212
Bank of Montreal, SOFR + 1.160%, FRN
(r)	5.562%, 12/11/26		6,300	6,365,762
Bank of Montreal, SOFR + 1.330%, FRN
(r)	5.748%, 06/05/26		6,000	6,062,076
Bank of New York Mellon Corp.
	3.000%, 02/24/25		210	209,794
	1.600%, 04/24/25		5,218	5,183,454
Bank of New York Mellon Corp., SOFR + 0.620%, FRN
(r)	5.002%, 04/25/25		670	670,505
Bank of New Zealand
Ω	1.000%, 03/03/26		20	19,245
Bank of Nova Scotia
	2.160%, 02/03/25	CAD	3,900	2,683,268
	3.450%, 04/11/25		5,000	4,989,318
	5.450%, 08/01/29		400	407,616
Bank of Nova Scotia, SOFR + 0.900%, FRN
(r)	5.271%, 04/11/25		11,214	11,228,388
Bank of Nova Scotia, SOFR + 1.090%, FRN
(r)	5.489%, 06/12/25		25,933	26,007,712
Banque Federative du Credit Mutuel SA
Ω	0.998%, 02/04/25		2,950	2,949,716
	0.998%, 02/04/25		4,400	4,399,577
Banque Federative du Credit Mutuel SA, SOFR + 0.410%, FRN
(r)Ω	4.932%, 02/04/25		6,623	6,623,026
Banque Federative du Credit Mutuel SA, SOFR + 1.070%, FRN
(r)Ω	5.534%, 02/16/28		8,200	8,237,868
Banque Federative du Credit Mutuel SA, SOFR + 1.130%, FRN
(r)Ω	5.511%, 01/23/27		8,670	8,737,568

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Banque Federative du Credit Mutuel SA, SOFR + 1.400%, FRN
(r)Ω	5.772%, 07/13/26		3,850	$3,896,015
Barclays PLC
	3.650%, 03/16/25		15,179	15,157,799
	4.375%, 01/12/26		5,380	5,362,917
BAT International Finance PLC
	2.750%, 03/25/25	EUR	3,500	3,630,001
	1.668%, 03/25/26		9,826	9,494,823
	5.931%, 02/02/29		800	825,507
Baxter International, Inc.
	1.300%, 05/30/25	EUR	850	877,451
Bayer U.S. Finance LLC
Ω	6.250%, 01/21/29		3,100	3,180,347
Becton Dickinson & Co.
	3.020%, 05/24/25	GBP	2,000	2,464,600
Belfius Bank SA
	0.010%, 10/15/25	EUR	5,000	5,098,273
	3.750%, 01/22/29	EUR	4,500	4,778,268
Bell Telephone Co. of Canada or Bell Canada
	3.350%, 03/12/25	CAD	15,800	10,870,565
BMW U.S. Capital LLC
Ω	3.250%, 04/01/25		730	728,403
BMW U.S. Capital LLC, SOFR + 0.550%, FRN
(r)Ω	4.921%, 04/02/26		8,900	8,914,347
BMW U.S. Capital LLC, SOFR + 0.620%, FRN
(r)Ω	5.104%, 08/11/25		31,650	31,704,970
BMW U.S. Capital LLC, SOFR + 0.840%, FRN
(r)Ω	5.210%, 04/01/25		1,806	1,807,738
BNG Bank NV, SOFR + 1.000%, FRN
(r)	5.532%, 08/05/26		20,000	20,206,437
Boardwalk Pipelines LP
	5.950%, 06/01/26		2,123	2,148,634
Boeing Co.
	3.100%, 05/01/26		5,910	5,780,054
	3.200%, 03/01/29		400	370,363
Booking Holdings, Inc.
	3.650%, 03/15/25		11,425	11,411,390
Boston Properties LP
	4.500%, 12/01/28		600	584,814
	3.400%, 06/21/29		13,885	12,828,431
BP Capital Markets PLC
	1.637%, 06/26/29	EUR	7,600	7,488,667
Bristol-Myers Squibb Co., SOFR + 0.490%, FRN
(r)	4.944%, 02/20/26		10,750	10,783,948
British Telecommunications PLC
Ω	3.250%, 11/08/29		200	184,281
			Face Amount^	Value†
			(000)
	Brixmor Operating Partnership LP
	3.850%, 02/01/25		2,651	$2,651,000
	Brookfield Finance, Inc.
	4.850%, 03/29/29		100	99,608
	Brunswick Corp.
	5.850%, 03/18/29		130	132,508
	CaixaBank SA
	0.375%, 02/03/25	EUR	2,300	2,386,021
	Campbell's Co.
	3.950%, 03/15/25		17,770	17,751,277
	Canada Government Bonds
	3.750%, 02/01/25	CAD	20,650	14,206,279
	3.750%, 05/01/25	CAD	30,300	20,893,000
	2.250%, 06/01/25	CAD	10,000	6,867,857
	3.500%, 08/01/25	CAD	17,500	12,086,301
	Canada Housing Trust No. 1
Ω	2.550%, 03/15/25	CAD	19,100	13,136,006
Ω	0.950%, 06/15/25	CAD	35,500	24,258,761
	Canadian Imperial Bank of Commerce
	2.750%, 03/07/25	CAD	24,800	17,057,711
	3.945%, 08/04/25		1,010	1,007,093
	5.260%, 04/08/29		800	808,682
	3.807%, 07/09/29	EUR	2,300	2,464,139
	Canadian Imperial Bank of Commerce, SOFR + 0.940%, FRN
(r)	5.307%, 04/07/25		4,906	4,912,231
	Canadian Imperial Bank of Commerce, SOFR + 1.220%, FRN
(r)	5.591%, 10/02/26		4,600	4,644,373
	Canadian Natural Resources Ltd.
	3.900%, 02/01/25		5,959	5,959,000
	2.050%, 07/15/25		6,309	6,232,622
	Cardinal Health, Inc.
	5.000%, 11/15/29		1,440	1,437,807
	Carrier Global Corp.
	2.242%, 02/15/25		2,610	2,606,754
	Caterpillar Financial Services Corp.
	3.400%, 05/13/25		3,419	3,409,289
	Caterpillar Financial Services Corp., SOFR + 0.455%, FRN
(r)	4.939%, 08/11/25		34,000	34,045,084
	Caterpillar Financial Services Corp., SOFR + 0.460%, FRN
(r)	4.898%, 02/27/26		3,800	3,804,499

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Caterpillar Financial Services Corp., SOFR + 0.520%, FRN
(r)	4.989%, 05/14/27		7,858	$7,876,983
	CDP Financial, Inc., SOFR + 0.400%, FRN
(r)Ω	4.870%, 05/19/25		22,500	22,514,806
(r)	4.870%, 05/19/25		6,340	6,344,172
	Celanese U.S. Holdings LLC
	1.400%, 08/05/26		12,758	12,045,847
	Charles Schwab Corp., SOFR + 0.520%, FRN
(r)	4.997%, 05/13/26		26,530	26,518,046
	Charles Schwab Corp., SOFR + 1.050%, FRN
(r)	5.479%, 03/03/27		15,000	15,144,624
	Charles Schwab Corp.
	3.850%, 05/21/25		15,246	15,209,140
	Choice Hotels International, Inc.
	3.700%, 12/01/29		7,900	7,363,107
	Chubb INA Holdings LLC
	3.150%, 03/15/25		15,483	15,456,158
	4.650%, 08/15/29		400	397,378
	Cie Generale des Etablissements Michelin SCA
	0.875%, 09/03/25	EUR	3,500	3,596,498
	Cigna Group
	3.250%, 04/15/25		12,311	12,279,756
	5.000%, 05/15/29		14,500	14,542,502
	Citigroup, Inc.
	3.400%, 05/01/26		2,009	1,978,981
	CNH Industrial Capital LLC
	3.950%, 05/23/25		18,240	18,187,074
	CNO Financial Group, Inc.
	5.250%, 05/30/25		6,709	6,710,732
	Columbia Pipeline Group, Inc.
	4.500%, 06/01/25		1,661	1,657,588
	Comcast Corp.
	4.550%, 01/15/29		400	396,752
	Commonwealth Bank of Australia, 3M Swap + 0.700%, FRN
(r)	5.041%, 01/14/27	AUD	5,400	3,365,405
	Commonwealth Bank of Australia, 3M Swap + 0.750%, FRN
(r)	5.176%, 08/17/26	AUD	3,000	1,872,169
	Commonwealth Bank of Australia, 3M Swap + 0.950%, FRN
(r)	5.376%, 08/17/28	AUD	6,500	4,070,630
			Face Amount^	Value†
			(000)
Commonwealth Bank of Australia, 3M Swap + 1.020%, FRN
(r)	5.446%, 08/18/27	AUD	7,500	$4,704,621
Commonwealth Bank of Australia, SOFR + 0.630%, FRN
(r)Ω	5.025%, 09/12/25		19,900	19,938,135
Commonwealth Bank of Australia, SOFR + 0.750%, FRN
(r)Ω	5.141%, 03/13/26		1,800	1,807,676
Conagra Brands, Inc.
	4.600%, 11/01/25		1,809	1,807,301
Constellation Energy Generation LLC
	3.250%, 06/01/25		40,500	40,283,245
Cooperatieve Rabobank UA, 3M Swap + 0.730%, FRN
(r)	5.020%, 01/27/27	AUD	870	541,847
Cooperatieve Rabobank UA, 3M Swap + 0.870%, FRN
(r)	5.288%, 02/26/27	AUD	21,400	13,362,386
Cooperatieve Rabobank UA, 3M Swap + 1.030%, FRN
(r)	5.448%, 02/26/29	AUD	2,700	1,688,242
Cooperatieve Rabobank UA, 3M Swap + 1.150%, FRN
(r)	5.573%, 11/21/28	AUD	9,050	5,684,955
Cooperatieve Rabobank UA, 3M Swap + 1.180%, FRN
(r)	5.513%, 01/19/28	AUD	21,400	13,445,538
Cooperatieve Rabobank UA, SOFR + 0.620%, FRN
(r)	5.056%, 08/28/26		5,250	5,265,972
Cooperatieve Rabobank UA, SOFR + 0.710%, FRN
(r)	5.080%, 01/09/26		22,100	22,186,707
(r)	5.128%, 03/05/27		17,750	17,813,949
Cooperatieve Rabobank UA, SOFR + 0.900%, FRN
(r)	5.268%, 10/05/26		2,500	2,520,794
Corebridge Financial, Inc.
	3.500%, 04/04/25		11,401	11,377,666
Cox Communications, Inc.
Ω	3.850%, 02/01/25		2,000	2,000,000

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
CPPIB Capital, Inc., SOFR + 1.250%, FRN
(r)Ω	5.665%, 03/11/26		1,517	$1,533,723
(r)	5.665%, 03/11/26		4,550	4,600,157
Credit Agricole SA
	1.000%, 09/18/25	EUR	3,000	3,081,232
Credit Agricole SA, SOFR + 0.870%, FRN
(r)Ω	5.272%, 03/11/27		6,257	6,278,200
Credit Agricole SA, SOFR + 1.290%, FRN
(r)Ω	5.658%, 07/05/26		12,000	12,106,440
Crown Castle, Inc.
	4.900%, 09/01/29		200	198,803
CSX Corp.
	4.250%, 03/15/29		400	392,750
CVS Health Corp.
	3.875%, 07/20/25		13,400	13,345,933
	5.000%, 01/30/29		22	21,872
Daimler Truck Finance North America LLC
Ω	3.500%, 04/07/25		37,415	37,336,792
Ω	5.125%, 09/25/29		200	200,851
Daimler Truck Finance North America LLC, SOFR + 0.840%, FRN
(r)Ω	5.214%, 01/13/28		8,270	8,277,109
Daimler Truck International Finance BV
	1.250%, 04/06/25	EUR	3,200	3,310,406
DBS Bank Ltd., 3M Swap + 0.770%, FRN
(r)	5.188%, 02/26/27	AUD	4,000	2,493,738
Deutsche Bank AG
#	4.162%, 05/13/25		4,462	4,454,467
Discover Bank
	3.450%, 07/27/26		1,293	1,267,102
	4.650%, 09/13/28		800	788,672
Discover Financial Services
	4.500%, 01/30/26		1,502	1,498,286
Dollar General Corp.
#	5.200%, 07/05/28		252	253,659
Dollar Tree, Inc.
	4.000%, 05/15/25		11,869	11,850,585
Dominion Energy, Inc.
	3.300%, 03/15/25		2,400	2,396,051
DTE Energy Co.
	1.050%, 06/01/25		23,873	23,581,896
DXC Technology Co.
	1.800%, 09/15/26		2,639	2,507,205
Eastman Chemical Co.
	3.800%, 03/15/25		42	41,954
Ecolab, Inc.
	2.625%, 07/08/25	EUR	1,155	1,196,908
Edison International
	4.950%, 04/15/25		44,815	44,746,574
			Face Amount^	Value†
			(000)
	EIDP, Inc.
	1.700%, 07/15/25		2,075	$2,047,846
	Elevance Health, Inc.
	1.500%, 03/15/26		9,100	8,793,731
	5.150%, 06/15/29		200	202,186
	Emerson Electric Co.
	3.150%, 06/01/25		9,400	9,354,245
	Enbridge, Inc.
	3.125%, 11/15/29		130	119,415
	Energy Transfer LP
	4.050%, 03/15/25		14,372	14,356,642
	2.900%, 05/15/25		11,635	11,568,712
	Eni SpA
	3.750%, 09/12/25	EUR	320	334,269
	Enterprise Products Operating LLC
	3.750%, 02/15/25		1,305	1,304,057
	EPR Properties
	3.750%, 08/15/29		4,400	4,081,691
	Equinix, Inc.
	3.200%, 11/18/29		270	249,103
	Equinor ASA
	2.875%, 04/06/25		90	89,729
	ERAC USA Finance LLC
Ω	5.000%, 02/15/29		300	301,283
	ESB Finance DAC
	4.000%, 10/03/28	EUR	5,000	5,364,128
	Essex Portfolio LP
	3.500%, 04/01/25		4,428	4,417,807
	European Bank for Reconstruction & Development, SOFR + 0.190%, FRN
(r)	4.562%, 04/14/26		2,078	2,076,836
	European Bank for Reconstruction & Development, SOFR + 0.300%, FRN
(r)	4.764%, 02/16/29		31,230	31,191,513
	European Bank for Reconstruction & Development, SOFR + 0.330%, FRN
(r)	4.797%, 02/20/28		23,180	23,215,465
	Exelon Corp.
	3.950%, 06/15/25		3,022	3,015,769
	Expedia Group, Inc.
	5.000%, 02/15/26		22,491	22,542,786
	Export Development Canada, SOFR + 0.330%, FRN
(r)	4.712%, 08/01/28		14,380	14,394,811
	Federation des Caisses Desjardins du Quebec
	5.200%, 10/01/25	CAD	13,000	9,059,525
	Fiserv, Inc.
	2.250%, 07/01/25	GBP	3,627	4,448,902

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	3.500%, 07/01/29		400	$376,328
Flex Ltd.
	4.750%, 06/15/25		15,825	15,820,717
	3.750%, 02/01/26		31,223	30,863,346
Fortune Brands Innovations, Inc.
	4.000%, 06/15/25		2,400	2,392,921
Fox Corp.
	3.050%, 04/07/25		10,200	10,171,871
Franklin Resources, Inc.
	2.850%, 03/30/25		700	697,821
Fresenius Medical Care AG
	1.500%, 07/11/25	EUR	325	335,243
General Dynamics Corp.
#	3.500%, 05/15/25		20,800	20,738,837
General Electric Co., TSFR3M + 0.642%, FRN
(r)	5.196%, 05/05/26		12,605	12,644,706
General Mills, Inc.
	4.000%, 04/17/25		6,405	6,398,426
General Motors Co.
	5.400%, 10/15/29		320	322,015
General Motors Financial Co., Inc.
	2.750%, 06/20/25		22,533	22,359,991
	5.800%, 06/23/28		800	817,261
	5.550%, 07/15/29		260	263,047
	4.900%, 10/06/29		130	127,864
General Motors Financial Co., Inc., SOFR + 1.350%, FRN
(r)	5.839%, 05/08/27		14,200	14,330,853
Georgia Power Co.
	2.650%, 09/15/29		400	363,721
Georgia-Pacific LLC
Ω	3.600%, 03/01/25		8,398	8,390,376
Gilead Sciences, Inc.
	3.500%, 02/01/25		12,076	12,076,000
	4.800%, 11/15/29		400	399,412
GlaxoSmithKline Capital PLC
	3.375%, 06/01/29		400	379,464
Glencore Funding LLC
#Ω	4.000%, 04/16/25		5,000	4,990,296
#Ω	1.625%, 09/01/25		2,244	2,202,411
#Ω	1.625%, 04/27/26		9,399	9,051,065
Glencore Funding LLC, SOFR + 1.060%, FRN
(r)Ω	5.427%, 04/04/27		8,404	8,435,768
Global Payments, Inc.
	2.650%, 02/15/25		10,900	10,885,928
	3.200%, 08/15/29		45	41,488
Goldman Sachs Group, Inc.
	3.375%, 03/27/25	EUR	900	934,277
			Face Amount^	Value†
			(000)
	3.750%, 05/22/25		26,919	$26,851,958
	Groupe Bruxelles Lambert NV
	1.875%, 06/19/25	EUR	6,300	6,514,133
	Harley-Davidson Financial Services, Inc.
	3.050%, 02/14/27		2,350	2,242,223
	Harley-Davidson, Inc.
#	3.500%, 07/28/25		600	596,509
	HCA, Inc.
	5.375%, 02/01/25		1,300	1,300,000
	3.375%, 03/15/29		5,608	5,232,401
	Healthcare Realty Holdings LP
	3.875%, 05/01/25		5,870	5,855,944
	Heineken NV
	2.875%, 08/04/25	EUR	3,000	3,114,146
	Helmerich & Payne, Inc.
#Ω	4.850%, 12/01/29		2,000	1,942,753
	Holcim Finance Luxembourg SA
	1.500%, 04/06/25	EUR	1,203	1,244,911
	Home Depot, Inc.
	2.950%, 06/15/29		800	745,622
	4.750%, 06/25/29		800	802,351
	Host Hotels & Resorts LP
	4.000%, 06/15/25		2,849	2,838,608
	HP, Inc.
	2.200%, 06/17/25		10,859	10,757,522
	4.000%, 04/15/29		400	384,432
	Hyatt Hotels Corp.
	5.250%, 06/30/29		3,600	3,614,688
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
	1.375%, 04/14/25	EUR	5,400	5,582,691
	Illumina, Inc.
	5.800%, 12/12/25		3,400	3,426,296
	Intel Corp.
	2.450%, 11/15/29		3,400	3,009,241
	Inter-American Development Bank, SOFR + 0.170%, FRN
(r)	4.572%, 09/16/26		33,290	33,253,714
	Inter-American Development Bank, SOFR + 0.270%, FRN
(r)	4.660%, 03/20/28		11,000	10,980,860
	Inter-American Development Bank, SOFR + 0.280%, FRN
(r)	4.649%, 04/12/27		1,062	1,061,756
	Inter-American Development Bank, SOFR + 0.350%, FRN
(r)	4.724%, 10/04/27		60,800	60,829,020
(r)	4.647%, 10/05/28		40,300	40,333,202

DFA Short-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
Inter-American Development Bank, SOFR + 0.370%, FRN
(r) 4.752%, 08/01/29		17,000	$17,014,810
International Bank for Reconstruction & Development
0.625%, 04/22/25		208	206,282
International Bank for Reconstruction & Development, SOFR + 0.270%, FRN
(r) 4.672%, 06/15/27		19,000	19,004,381
International Bank for Reconstruction & Development, SOFR + 0.280%, FRN
(r) 4.735%, 02/23/27		29,500	29,532,155
International Bank for Reconstruction & Development, SOFR + 0.370%, FRN
(r) 4.739%, 01/12/27		16,000	16,035,533
International Bank for Reconstruction & Development, SOFR + 0.430%, FRN
(r) 4.900%, 08/19/27		61,638	61,891,243
International Finance Corp., SOFR + 0.280%, FRN
(r) 4.682%, 03/16/26		3,810	3,813,353
International Finance Corp., SOFR + 0.310%, FRN
(r) 4.780%, 08/28/28		20,520	20,517,085
ISS Finance BV
1.250%, 07/07/25	EUR	9,433	9,718,726
J.M. Smucker Co.
3.500%, 03/15/25		5,701	5,691,061
JAB Holdings BV
1.625%, 04/30/25	EUR	5,300	5,481,562
Japan Bank for International Cooperation
2.125%, 02/10/25		5,130	5,127,643
0.625%, 07/15/25		13,608	13,377,090
Japan Finance Organization for Municipalities
2.375%, 02/13/25		700	699,604
Japan Government Five Year Bonds
0.005%, 06/20/26	JPY	1,350,000	8,628,963
0.005%, 09/20/26	JPY	2,420,000	15,435,292
			Face Amount^	Value†
			(000)
	Japan Government Two Year Bonds
	0.400%, 07/01/26	JPY	1,280,000	$8,223,873
	John Deere Capital Corp., SOFR + 0.440%, FRN
(r)	4.869%, 03/06/26		4,600	4,609,847
	John Deere Capital Corp., SOFR + 0.570%, FRN
(r)	5.009%, 03/03/26		2,100	2,109,832
	John Deere Capital Corp., SOFR + 0.680%, FRN
(r)	5.051%, 07/15/27		1,650	1,662,084
	John Deere Capital Corp., SOFR + 0.790%, FRN
(r)	5.211%, 06/08/26		33,997	34,189,844
	John Deere Financial, Inc.
	2.310%, 06/20/25	CAD	5,000	3,429,490
	Johnson Controls International PLC
	1.375%, 02/25/25	EUR	1,000	1,036,404
	JPMorgan Chase & Co.
	3.900%, 07/15/25		4,700	4,688,667
	JPMorgan Chase Bank NA, SOFR + 0.620%, FRN
(r)	5.002%, 04/29/26		2,100	2,108,913
	JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r)	5.413%, 12/08/26		7,700	7,789,574
	Juniper Networks, Inc.
	1.200%, 12/10/25		19,528	18,943,021
	Keurig Dr. Pepper, Inc., SOFR + 0.880%, FRN
(r)	5.273%, 03/15/27		15,000	15,122,933
	KeyCorp
	4.100%, 04/30/28		400	388,263
	2.550%, 10/01/29		120	107,292
	Kimco Realty OP LLC
	3.300%, 02/01/25		450	450,000
	Kinder Morgan, Inc.
	4.300%, 06/01/25		9,160	9,148,085
	5.100%, 08/01/29		292	292,420
	Kommunalbanken AS
	4.250%, 07/16/25	AUD	190	118,040
	Kommunalbanken AS, SOFR + 0.400%, FRN
(r)Ω	4.839%, 03/03/28		34,000	34,037,900
	Kommunalbanken AS, SOFR + 1.000%, FRN
(r)Ω	5.399%, 06/17/26		41,500	41,886,962
(r)	5.399%, 06/17/26		5,200	5,248,487
	Kuntarahoitus OYJ, SOFR + 1.000%, FRN
(r)	5.371%, 07/15/26		8,900	8,979,655
	L3Harris Technologies, Inc.
	3.832%, 04/27/25		630	628,673

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Laboratory Corp. of America Holdings
	3.600%, 02/01/25		4,900	$4,900,000
	2.950%, 12/01/29		38	34,634
Lam Research Corp.
	3.800%, 03/15/25		6,512	6,505,731
Landeskreditbank Baden-Wuerttemberg Foerderbank, SOFR + 1.000%, FRN
(r)	5.377%, 04/01/25		19,400	19,422,604
Lazard Group LLC
	4.500%, 09/19/28		400	392,414
Lennar Corp.
	4.750%, 05/30/25		18,642	18,634,971
Lloyds Banking Group PLC
	4.450%, 05/08/25		3,600	3,597,712
Lseg Netherlands BV
Δ	0.000%, 04/06/25	EUR	3,620	3,737,288
Macquarie Bank Ltd.
#Ω	3.231%, 03/21/25		52,000	51,917,216
Macquarie Bank Ltd., 3M Swap + 0.480%, FRN
(r)	4.920%, 12/09/25	AUD	500	310,890
Macquarie Bank Ltd., SOFR + 0.920%, FRN
(r)Ω	5.284%, 07/02/27		5,000	5,048,200
Macquarie Bank Ltd., SOFR + 1.200%, FRN
(r)Ω	5.611%, 12/07/26		1,020	1,032,103
Macquarie Bank Ltd., SOFR + 1.310%, FRN
(r)Ω	5.678%, 03/21/25		600	600,796
Magna International, Inc.
	4.150%, 10/01/25		5,000	4,986,747
Marathon Petroleum Corp.
	4.700%, 05/01/25		12,089	12,088,617
McDonald's Corp.
	3.125%, 03/04/25	CAD	2,600	1,788,613
Medtronic Global Holdings SCA
Δ	0.000%, 10/15/25	EUR	12,099	12,325,555
Mercedes-Benz Finance Canada, Inc.
	1.650%, 09/22/25	CAD	4,000	2,726,611
Mercedes-Benz Finance North America LLC, SOFR + 0.570%, FRN
(r)Ω	4.952%, 08/01/25		20,450	20,475,179
Mercedes-Benz Finance North America LLC, SOFR + 0.630%, FRN
(r)Ω	5.012%, 07/31/26		2,500	2,502,650
Mercedes-Benz Finance North America LLC, SOFR + 0.670%, FRN
(r)Ω	5.037%, 01/09/26		5,700	5,713,763
			Face Amount^	Value†
			(000)
	Mercedes-Benz Finance North America LLC, SOFR + 0.930%, FRN
(r)Ω	5.305%, 03/30/25		10,100	$10,110,529
	MetLife, Inc.
#	3.000%, 03/01/25		16,858	16,838,177
	Mitsubishi UFJ Financial Group, Inc.
	2.193%, 02/25/25		31,400	31,354,157
	Mizuho Financial Group, Inc.
	0.402%, 09/06/29	EUR	4,000	3,684,713
	Mondelez International, Inc.
	3.250%, 03/07/25	CAD	4,200	2,889,095
	Morgan Stanley
	4.000%, 07/23/25		5,100	5,089,292
	Morgan Stanley Bank NA, SOFR + 1.165%, FRN
(r)	5.548%, 10/30/26		1,440	1,457,057
	Motability Operations Group PLC
	0.875%, 03/14/25	EUR	4,300	4,451,311
	3.625%, 07/24/29	EUR	3,000	3,190,124
	MPLX LP
	4.000%, 02/15/25		4,781	4,777,433
	1.750%, 03/01/26		8,782	8,506,126
	National Australia Bank Ltd., 3M Swap + 0.410%, FRN
(r)	4.825%, 08/24/26	AUD	12,980	8,059,175
	National Australia Bank Ltd., 3M Swap + 0.470%, FRN
(r)	4.885%, 02/25/25	AUD	10,000	6,217,864
	National Australia Bank Ltd., 3M Swap + 0.720%, FRN
(r)	5.135%, 02/25/27	AUD	800	498,743
	National Australia Bank Ltd., 3M Swap + 0.780%, FRN
(r)	5.197%, 05/12/26	AUD	19,921	12,429,222
	National Australia Bank Ltd., 3M Swap + 0.850%, FRN
(r)	5.276%, 11/16/26	AUD	38,400	24,000,283
	National Australia Bank Ltd., 3M Swap + 1.000%, FRN
(r)	5.417%, 05/12/28	AUD	15,340	9,608,976
	National Australia Bank Ltd., 3M Swap + 1.200%, FRN
(r)	5.615%, 11/25/27	AUD	9,200	5,800,916

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
National Australia Bank Ltd., SOFR + 0.650%, FRN
(r)Ω	5.056%, 12/10/25		14,390	$14,429,830
National Australia Bank Ltd., SOFR + 0.760%, FRN
(r)Ω	5.236%, 05/13/25		2,220	2,223,371
National Bank of Canada
	2.580%, 02/03/25	CAD	6,200	4,265,665
	5.296%, 11/03/25	CAD	21,500	15,017,381
	3.750%, 05/02/29	EUR	1,400	1,496,723
National Fuel Gas Co.
	5.200%, 07/15/25		18,200	18,199,385
National Rural Utilities Cooperative Finance Corp.
#	3.450%, 06/15/25		686	683,009
	5.150%, 06/15/29		472	477,593
National Rural Utilities Cooperative Finance Corp., SOFR + 0.700%, FRN
(r)	5.194%, 05/07/25		1,392	1,393,653
National Rural Utilities Cooperative Finance Corp., SOFR + 0.800%, FRN
(r)	5.314%, 02/05/27		16,700	16,835,273
National Rural Utilities Cooperative Finance Corp., SOFR + 0.820%, FRN
(r)	5.213%, 09/16/27		7,900	7,949,077
Nationwide Building Society
Ω	3.900%, 07/21/25		31,371	31,279,042
	0.250%, 07/22/25	EUR	5,791	5,941,682
Ω	1.000%, 08/28/25		3,900	3,818,100
	1.500%, 10/13/26		782	742,464
NatWest Markets PLC
Ω	3.479%, 03/22/25		50,000	49,923,136
NBN Co. Ltd.
	4.125%, 03/15/29	EUR	5,000	5,436,315
Nederlandse Waterschapsbank NV
	3.500%, 07/20/27	AUD	3,700	2,259,621
Netflix, Inc.
	3.000%, 06/15/25	EUR	2,900	3,008,991
Ω	3.625%, 06/15/25		775	771,683
Newmont Corp.
	2.800%, 10/01/29		400	366,551
NextEra Energy Capital Holdings, Inc.
	6.051%, 03/01/25		1,486	1,487,427
	4.450%, 06/20/25		3,327	3,324,329
	5.749%, 09/01/25		7,700	7,740,739
			Face Amount^	Value†
			(000)
	2.750%, 11/01/29		51	$46,277
NextEra Energy Capital Holdings, Inc., SOFR + 0.760%, FRN
(r)	5.142%, 01/29/26		19,274	19,345,295
Nomura Holdings, Inc.
	1.851%, 07/16/25		20,555	20,293,584
	1.653%, 07/14/26		13,898	13,276,202
Nordea Bank Abp
Ω	3.600%, 06/06/25		870	866,953
Nordea Bank Abp, SOFR + 0.740%, FRN
(r)Ω	5.119%, 03/19/27		13,438	13,497,339
Nordic Investment Bank, SOFR + 1.000%, FRN
(r)	5.499%, 05/12/26		11,000	11,114,730
Norfina Ltd., 3M Swap + 0.480%, FRN
(r)	4.940%, 09/15/26	AUD	7,000	4,346,982
Norfina Ltd., 3M Swap + 0.780%, FRN
(r)	5.070%, 01/25/27	AUD	13,670	8,524,389
Norsk Hydro ASA
	1.125%, 04/11/25	EUR	755	780,638
NRW Bank
	1.050%, 03/31/26	AUD	5,600	3,350,684
NTT Finance Corp.
	0.010%, 03/03/25	EUR	10,150	10,506,975
Nucor Corp.
	2.000%, 06/01/25		3,186	3,157,615
Nutrien Ltd.
	3.000%, 04/01/25		3,990	3,978,698
ONEOK, Inc.
	2.200%, 09/15/25		3,160	3,111,557
	4.400%, 10/15/29		366	355,704
Oracle Corp.
	2.500%, 04/01/25		12,963	12,918,650
	2.950%, 05/15/25		4,307	4,286,319
ORIX Corp.
	3.780%, 05/29/29	EUR	3,000	3,184,809
Ovintiv, Inc.
	5.650%, 05/15/25		10,900	10,921,350
	5.375%, 01/01/26		687	689,311
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.000%, 07/15/25		795	792,172
Ω	4.450%, 01/29/26		3,072	3,059,427
Ω	1.700%, 06/15/26		31,500	30,185,497
Ω	5.250%, 07/01/29		200	200,809
PepsiCo, Inc., SOFR + 0.400%, FRN
(r)	4.877%, 02/13/26		6,383	6,393,449
Philip Morris International, Inc.
	2.750%, 03/19/25	EUR	796	825,459
	1.500%, 05/01/25		120	119,129
	3.375%, 08/11/25		9,400	9,350,665
	4.875%, 02/13/29		500	500,043

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Phillips 66
	3.850%, 04/09/25		5,000	$4,992,223
	Phillips 66 Co.
	3.605%, 02/15/25		325	324,756
	3.150%, 12/15/29		300	276,654
	Plains All American Pipeline LP/PAA Finance Corp.
	3.550%, 12/15/29		400	373,336
	PNC Bank NA
	3.250%, 06/01/25		4,700	4,680,528
	Principal Financial Group, Inc.
	3.400%, 05/15/25		11,430	11,389,908
	3.700%, 05/15/29		200	190,758
	Province of British Columbia
	2.850%, 06/18/25	CAD	1,000	688,024
	Province of Manitoba
	2.450%, 06/02/25	CAD	1,000	687,088
	Province of Ontario
	2.650%, 02/05/25	CAD	36,500	25,114,140
	2.600%, 06/02/25	CAD	25,600	17,599,328
	Province of Quebec
	2.600%, 07/06/25	CAD	9,100	6,257,326
	Public Storage Operating Co., SOFR + 0.600%, FRN
(r)	4.982%, 07/25/25		3,700	3,706,234
	Public Storage Operating Co., SOFR + 0.700%, FRN
(r)	5.075%, 04/16/27		13,400	13,468,410
	PVH Corp.
#	4.625%, 07/10/25		20,427	20,406,548
	QUALCOMM, Inc.
	3.450%, 05/20/25		178	177,455
	Radian Group, Inc.
	6.200%, 05/15/29		5,130	5,269,906
	Realty Income Corp.
	3.875%, 04/15/25		2,200	2,197,554
	1.875%, 01/14/27	GBP	2,000	2,337,776
	4.700%, 12/15/28		400	398,140
	Reckitt Benckiser Treasury Services PLC
	3.625%, 06/20/29	EUR	4,000	4,262,545
	Reinsurance Group of America, Inc.
	3.900%, 05/15/29		200	191,296
	Revvity, Inc.
	3.300%, 09/15/29		520	481,503
	Reynolds American, Inc.
	4.450%, 06/12/25		7,736	7,729,152
	Roche Holdings, Inc., SOFR + 0.740%, FRN
(r)Ω	5.209%, 11/13/26		10,410	10,492,385
			Face Amount^	Value†
			(000)
	Rogers Communications, Inc.
	3.100%, 04/15/25	CAD	28,188	$19,388,208
	3.250%, 05/01/29	CAD	3,700	2,496,886
	Ross Stores, Inc.
	4.600%, 04/15/25		23,236	23,237,326
	Royal Bank of Canada
	1.150%, 06/10/25		1,000	988,276
#	0.875%, 01/20/26		16,224	15,678,614
	Royal Bank of Canada, SOFR + 0.570%, FRN
(r)	4.952%, 04/27/26		8,500	8,516,728
	Royal Bank of Canada, SOFR + 0.840%, FRN
(r)	5.212%, 04/14/25		8,000	8,009,488
	Royal Bank of Canada, SOFR + 0.950%, FRN
(r)	5.327%, 01/19/27		3,700	3,728,382
	Royalty Pharma PLC
	1.200%, 09/02/25		10,303	10,088,413
	5.150%, 09/02/29		5,400	5,396,351
	Ryder System, Inc.
	4.625%, 06/01/25		5,636	5,624,077
	4.300%, 06/15/27		283	279,899
	4.950%, 09/01/29		200	199,631
	SELP Finance SARL
	0.875%, 05/27/29	EUR	7,500	7,032,952
	Sempra
	3.300%, 04/01/25		14,091	14,055,980
	Shell International Finance BV
	1.875%, 09/15/25	EUR	4,500	4,646,967
	Simon Property Group LP
	3.500%, 09/01/25		11,400	11,333,478
	2.450%, 09/13/29		400	359,990
	Skandinaviska Enskilda Banken AB, SOFR + 0.890%, FRN
(r)Ω	5.308%, 03/05/27		10,000	10,077,778
	Sky Ltd.
	2.250%, 11/17/25	EUR	2,100	2,171,657
	Societe Generale SA
#Ω	1.375%, 07/08/25		6,600	6,510,550
#Ω	4.000%, 01/12/27		4,000	3,919,730
	Southwestern Electric Power Co.
	1.650%, 03/15/26		21,360	20,634,715
	Spectra Energy Partners LP
	3.500%, 03/15/25		5,800	5,791,077
	State Street Corp., SOFR + 0.640%, FRN
(r)	5.017%, 10/22/27		5,320	5,334,916
	State Street Corp., SOFR + 0.845%, FRN
(r)	5.229%, 08/03/26		18,500	18,620,300

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Statnett SF
	0.875%, 03/08/25	EUR	3,500	$3,624,257
Stockland Trust
	1.625%, 04/27/26	EUR	1,250	1,269,483
Stryker Corp.
	1.150%, 06/15/25		765	755,551
Sumitomo Mitsui Financial Group, Inc.
	1.546%, 06/15/26	EUR	680	694,838
Sumitomo Mitsui Financial Group, Inc., SOFR + 1.170%, FRN
(r)	5.530%, 07/09/29		2,300	2,324,748
Sumitomo Mitsui Financial Group, Inc., SOFR + 1.300%, FRN
(r)	5.662%, 07/13/26		890	901,037
Sumitomo Mitsui Trust Bank Ltd.
Ω	2.550%, 03/10/25		11,800	11,777,867
Sumitomo Mitsui Trust Bank Ltd., SOFR + 1.120%, FRN
(r)Ω	5.538%, 03/09/26		10,000	10,078,600
Sumitomo Mitsui Trust Bank Ltd., SOFR + 1.150%, FRN
(r)Ω	5.560%, 09/14/26		6,000	6,058,088
Suncor Energy, Inc.
	5.600%, 11/17/25	CAD	3,800	2,660,222
Svensk Exportkredit AB, SOFR + 1.000%, FRN
(r)	5.383%, 08/03/26		28,980	29,282,710
(r)	5.532%, 05/05/27		28,500	28,923,505
Svenska Handelsbanken AB, SOFR + 0.910%, FRN
(r)Ω	5.328%, 06/10/25		7,750	7,766,408
Svenska Handelsbanken AB, SOFR + 1.250%, FRN
(r)	1.300%, 06/15/26		13,000	13,153,639
(r)Ω	5.643%, 06/15/26		22,350	22,614,141
Synchrony Financial
	4.875%, 06/13/25		5,100	5,097,423
	4.500%, 07/23/25		2,236	2,231,721
	5.150%, 03/19/29		5,300	5,248,272
Sysco Canada, Inc.
	3.650%, 04/25/25	CAD	32,400	22,298,896
TC PipeLines LP
	4.375%, 03/13/25		22,700	22,683,722
Telstra Corp. Ltd.
	3.125%, 04/07/25		577	575,191
Thomson Reuters Corp.
	2.239%, 05/14/25	CAD	3,600	2,469,407
T-Mobile USA, Inc.
	4.200%, 10/01/29		156	151,254
			Face Amount^	Value†
			(000)
	Toronto-Dominion Bank
#	1.200%, 06/03/26		31,440	$30,068,967
	Toronto-Dominion Bank, SOFR + 0.590%, FRN
(r)	5.000%, 09/10/26		3,995	3,996,859
	Toronto-Dominion Bank, SOFR + 0.730%, FRN
(r)	5.098%, 04/05/27		9,000	9,015,130
	Toronto-Dominion Bank, SOFR + 1.080%, FRN
(r)	5.456%, 07/17/26		7,205	7,263,976
	Toyota Credit Canada, Inc.
	2.110%, 02/26/25	CAD	3,000	2,062,607
	Toyota Motor Credit Corp.
	4.650%, 01/05/29		400	399,104
	4.950%, 01/09/30		400	402,514
	Toyota Motor Credit Corp., SOFR + 0.650%, FRN
(r)	5.029%, 03/19/27		11,400	11,423,227
	Toyota Motor Credit Corp., SOFR + 0.890%, FRN
(r)	5.354%, 05/18/26		14,372	14,462,849
	TransCanada PipeLines Ltd.
	3.300%, 07/17/25	CAD	7,700	5,298,952
	Truist Bank
	1.500%, 03/10/25		1,180	1,176,311
	Truist Financial Corp.
	3.700%, 06/05/25		7,000	6,976,877
	UBS AG
	0.010%, 03/31/26	EUR	5,320	5,359,786
	UBS Group AG
Ω	4.125%, 09/24/25		17,000	16,953,845
#	4.125%, 09/24/25		21,000	20,942,986
	4.125%, 04/15/26		4,000	3,972,137
Ω	4.125%, 04/15/26		2,700	2,681,193
	United Overseas Bank Ltd., 3M Swap + 0.720%, FRN
(r)	5.135%, 02/24/27	AUD	500	311,531
(r)	5.060%, 04/16/27	AUD	2,000	1,245,650
	UnitedHealth Group, Inc.
	3.875%, 12/15/28		155	150,541
	4.250%, 01/15/29		250	245,448
	2.875%, 08/15/29		400	369,632
	UnitedHealth Group, Inc., SOFR + 0.500%, FRN
(r)	4.873%, 07/15/26		5,172	5,192,114
	Utah Acquisition Sub, Inc.
	3.950%, 06/15/26		3,918	3,860,566
	Valero Energy Corp.
	2.850%, 04/15/25		1,656	1,648,446
	Ventas Realty LP
	3.500%, 02/01/25		5,900	5,900,000
	VeriSign, Inc.
	5.250%, 04/01/25		4,687	4,687,463

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Verizon Communications, Inc.
	3.875%, 02/08/29		500	$482,904
Virginia Electric & Power Co.
	3.100%, 05/15/25		964	961,485
Volkswagen Financial Services AG
Δ	0.000%, 02/12/25	EUR	13,300	13,788,415
Volkswagen Group of America Finance LLC
#Ω	4.950%, 08/15/29		4,400	4,322,914
	4.950%, 08/15/29		5,000	4,912,402
Volkswagen Group of America Finance LLC, SOFR + 0.930%, FRN
(r)Ω	5.329%, 09/12/25		2,000	2,003,126
Volvo Treasury AB
	3.125%, 02/08/29	EUR	800	834,077
Waste Management, Inc.
#	2.000%, 06/01/29		400	358,034
WEA Finance LLC
Ω	4.125%, 09/20/28		1,500	1,437,507
Wells Fargo & Co.
	3.000%, 02/19/25		9,300	9,291,473
	1.625%, 06/02/25	EUR	1,000	1,033,319
	2.000%, 07/28/25	GBP	1,197	1,463,603
Wells Fargo Bank NA, SOFR + 1.060%, FRN
(r)	5.554%, 08/07/26		1,310	1,321,574
Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r)	5.472%, 12/11/26		8,360	8,446,585
Welltower OP LLC
	4.000%, 06/01/25		7,100	7,082,343
Wendel SE
	1.375%, 04/26/26	EUR	2,000	2,039,529
Western Union Co.
	1.350%, 03/15/26		55,086	52,922,076
Westpac Banking Corp.
	4.125%, 06/04/26	AUD	1,500	929,267
Westpac Banking Corp., 3M Swap + 0.690%, FRN
(r)	5.156%, 03/17/25	AUD	25,200	15,676,337
Westpac Banking Corp., 3M Swap + 0.700%, FRN
(r)	4.990%, 01/25/27	AUD	27,500	17,136,755
Westpac Banking Corp., 3M Swap + 0.750%, FRN
(r)	5.176%, 02/16/26	AUD	9,000	5,613,484
(r)	5.163%, 08/10/26	AUD	39,700	24,771,575
			Face Amount^	Value†
			(000)
	Westpac Banking Corp., 3M Swap + 0.800%, FRN
(r)	5.213%, 08/11/25	AUD	8,000	$4,984,790
	Westpac Banking Corp., 3M Swap + 0.820%, FRN
(r)	5.280%, 12/15/26	AUD	10,000	6,245,784
	Westpac Banking Corp., 3M Swap + 0.930%, FRN
(r)	5.393%, 09/19/28	AUD	7,300	4,564,823
	Westpac Banking Corp., 3M Swap + 0.980%, FRN
(r)	5.406%, 02/16/28	AUD	39,300	24,619,474
	Westpac Banking Corp., 3M Swap + 1.050%, FRN
(r)	5.470%, 05/20/27	AUD	800	501,906
	Westpac Banking Corp., 3M Swap + 1.230%, FRN
(r)	5.643%, 11/11/27	AUD	15,200	9,584,499
	Whirlpool Corp.
	3.700%, 05/01/25		380	379,166
	4.750%, 02/26/29		130	127,829
	Williams Cos., Inc.
	4.800%, 11/15/29		260	257,568
	Wisconsin Power & Light Co.
	3.000%, 07/01/29		2,795	2,581,177
	Woodside Finance Ltd.
Ω	3.650%, 03/05/25		3,863	3,858,831
	WP Carey, Inc.
	4.000%, 02/01/25		6,000	6,000,000
	WRKCo, Inc.
	3.750%, 03/15/25		400	399,469
	Zimmer Biomet Holdings, Inc.
	3.550%, 04/01/25		2,357	2,351,696
	TOTAL BONDS			4,252,981,454
U.S. TREASURY OBLIGATIONS — (7.0%)
	U.S. Treasury Notes, 3M USTMMR + 0.170%, FRN
(r)	4.410%, 10/31/25		197,000	197,208,775
	U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r)	4.485%, 01/31/26		194,500	194,879,851
	TOTAL U.S. TREASURY OBLIGATIONS			392,088,626

DFA Short-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
COMMERCIAL PAPER — (11.3%)
American Electric Power Co., Inc.
Ω	4.753%, 02/26/25	4,500	$4,485,278
Archer-Daniels-Midland Co.
Ω	4.453%, 03/06/25	19,500	19,419,750
Avangrid, Inc.
Ω	4.528%, 02/11/25	10,000	9,986,030
Bank of Montreal
	4.584%, 03/19/25	25,000	24,858,304
Becton Dickinson & Co.
Ω	4.576%, 02/13/25	6,500	6,489,447
Boston Properties LP
Ω	4.630%, 02/06/25	1,000	999,249
Ω	4.730%, 03/14/25	1,250	1,243,344
Broadcom, Inc.
Ω	4.650%, 02/13/25	21,000	20,963,915
Caisse des Depots et Consignations
Ω	4.653%, 03/12/25	11,500	11,444,630
Canadian National Railway Co.
Ω	4.510%, 02/12/25	5,750	5,741,563
Ω	4.531%, 03/10/25	2,250	2,239,506
Ω	4.543%, 03/10/25	18,350	18,264,413
Ω	4.539%, 03/13/25	9,500	9,452,117
Ω	4.563%, 03/17/25	20,000	19,889,125
Canadian Pacific Railway Co.
Ω	4.628%, 03/05/25	12,000	11,950,038
Caterpillar Financial Services Corp.
	4.418%, 02/19/25	5,000	4,988,575
Chevron Corp.
Ω	4.500%, 03/13/25	5,000	4,975,479
CVS Health Corp.
Ω	5.128%, 04/08/25	14,000	13,876,957
Ω	5.133%, 04/16/25	10,000	9,901,563
Ω	5.131%, 04/17/25	2,000	1,980,049
DNB Bank ASA
Ω	4.747%, 02/18/25	17,000	16,963,437
Electricite de France SA
Ω	4.817%, 02/03/25	4,000	3,998,491
Enel Finance America LLC
Ω	4.644%, 03/14/25	15,000	14,920,655
Erste Abwicklungsanstalt
Ω	4.626%, 02/19/25	40,000	39,908,694
Ω	4.657%, 02/26/25	25,000	24,921,852
European Investment Bank
	4.718%, 02/27/25	10,000	9,967,940
	4.723%, 02/27/25	14,500	14,453,513
	4.722%, 02/27/25	5,000	4,983,970
Eversource Energy
Ω	4.705%, 02/11/25	9,000	8,987,813
Ω	4.707%, 02/14/25	2,000	1,996,552
Ω	4.684%, 02/18/25	19,250	19,207,318
Experian Finance PLC
Ω	4.558%, 02/12/25	500	499,261
		Face Amount^	Value†
		(000)
Intesa Sanpaolo Funding LLC
	4.924%, 03/10/25	20,000	$19,899,877
	4.749%, 04/23/25	7,000	6,924,147
	4.869%, 07/14/25	10,000	9,782,943
LVMH Moet Hennessy Louis Vuitton SE
Ω	4.646%, 02/25/25	12,600	12,562,170
Marriott International, Inc.
Ω	4.580%, 02/13/25	1,000	998,342
Ω	4.639%, 02/28/25	14,250	14,199,492
McCormick & Co., Inc.
Ω	4.566%, 02/26/25	7,000	6,977,099
MUFG Bank Ltd.
	4.537%, 05/15/25	20,000	19,746,055
Nestle Finance International Ltd.
Ω	4.504%, 02/28/25	10,000	9,966,751
NextEra Energy Capital Holdings, Inc.
Ω	4.604%, 02/11/25	7,500	7,489,698
NiSource, Inc.
Ω	4.603%, 02/13/25	15,000	14,975,648
Nutrien Ltd.
Ω	4.621%, 02/14/25	1,000	998,236
Parker-Hannifin Corp.
Ω	4.520%, 03/03/25	9,500	9,462,939
Ω	4.530%, 03/06/25	2,000	1,991,441
Ω	4.530%, 03/07/25	2,750	2,737,884
Ω	4.528%, 03/12/25	12,250	12,188,296
PSP Capital, Inc.
Ω	4.476%, 04/14/25	5,250	5,204,209
Ω	4.417%, 04/28/25	4,000	3,958,511
Ω	4.410%, 05/05/25	5,000	4,943,887
Rogers Communications, Inc.
Ω	4.839%, 02/21/25	30,000	29,920,952
Ω	4.726%, 02/28/25	3,000	2,989,419
Southern Co.
Ω	4.577%, 02/04/25	9,025	9,020,512
Svensk Exportkredit AB
	4.713%, 02/10/25	11,500	11,486,265
TELUS Corp.
Ω	4.567%, 02/27/25	17,000	16,942,213
Ω	4.614%, 04/09/25	8,700	8,625,064
TotalEnergies Capital SA
Ω	4.439%, 02/25/25	7,500	7,477,355
TransCanada PipeLines Ltd.
Ω	4.594%, 03/19/25	1,728	1,717,732
United Overseas Bank Ltd.
Ω	4.741%, 02/05/25	7,500	7,495,493

DFA Short-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
Volkswagen Financial Services
Ω	4.633%, 02/11/25	8,000	$7,989,023
TOTAL COMMERCIAL PAPER (Cost $632,667,977)			632,630,481

FOREIGN SOVEREIGN OBLIGATIONS — (5.2%)
Alberta Treasury Bills
∞	3.220%, 03/04/25	2,700	1,853,262
∞	3.162%, 03/11/25	4,000	2,744,088
Canada Treasury Bills
∞	3.569%, 02/12/25	28,600	19,659,585
∞	3.810%, 02/27/25	13,800	9,474,794
∞	3.129%, 03/12/25	18,000	12,345,670
∞	3.104%, 04/24/25	9,600	6,562,758
∞	3.005%, 04/09/25	12,000	8,212,695
Monetary Authority of Singapore Bills
∞	3.283%, 02/13/25	81,000	59,552,303
∞	3.225%, 02/27/25	74,600	54,782,321
Ontario Treasury Bills
∞	3.402%, 02/12/25	400	274,970
∞	3.170%, 04/02/25	2,300	1,575,034
∞	3.281%, 02/26/25	1,639	1,125,461
∞	3.281%, 03/05/25	2,200	1,509,854
		Face Amount^	Value†
∞	3.180%, 03/12/25	32,000	$21,949,400
∞	3.049%, 04/23/25	26,000	17,776,461
∞	2.926%, 04/30/25	44,000	30,067,802
Quebec Treasury Bills
∞	3.402%, 02/07/25	400	275,083
∞	3.509%, 02/14/25	3,300	2,268,255
∞	3.256%, 02/21/25	3,500	2,404,472
∞	3.185%, 03/07/25	8,600	5,901,919
∞	3.160%, 03/14/25	25,000	17,147,624
∞	3.100%, 04/25/25	12,000	8,204,933
∞	2.882%, 05/02/25	8,000	5,465,112
TOTAL FOREIGN SOVEREIGN OBLIGATIONS			291,133,856
TOTAL INVESTMENT SECURITIES (Cost $5,616,926,789)			5,568,834,417

		Shares
SECURITIES LENDING COLLATERAL — (0.5%)
@§	The DFA Short Term Investment Fund	2,528,634	29,251,242
TOTAL INVESTMENTS — (100.0%)
(Cost $5,646,177,157)^^			$5,598,085,659
As of January 31, 2025, DFA Short-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	91,073,460	SGD	120,280,865	Societe Generale	02/10/25	$2,543,620
SGD	33,248,582	USD	24,379,568	Societe Generale	02/10/25	92,252
USD	60,369,759	SGD	80,499,174	State Street Bank and Trust	02/10/25	1,120,277
USD	55,279,365	SGD	74,156,660	UBS AG	02/10/25	698,137
USD	59,508,796	CAD	82,474,847	State Street Bank and Trust	02/11/25	2,742,518
USD	53,754,910	EUR	50,361,167	Royal Bank of Canada	02/13/25	1,489,224
USD	25,263,836	SGD	34,030,210	Royal Bank of Canada	02/20/25	206,158
USD	47,728,563	SGD	63,793,844	State Street Bank and Trust	02/20/25	754,841
USD	10,400,248	CAD	14,984,059	Citibank, N.A.	02/21/25	82,636
USD	51,114,770	CAD	71,152,680	Royal Bank of Canada	02/21/25	2,120,987
USD	7,715,185	CAD	10,741,475	State Street Bank and Trust	02/21/25	318,900
USD	84,535,496	AUD	135,870,493	UBS AG	02/28/25	58,090
GBP	1,062,361	USD	1,309,235	Citibank, N.A.	03/24/25	7,775
USD	10,200,639	GBP	8,160,792	UBS AG	03/24/25	83,698
USD	3,513,105	GBP	2,800,126	Societe Generale	03/31/25	41,878
USD	46,149,701	EUR	44,013,191	Royal Bank of Canada	04/02/25	365,612
EUR	5,339,156	USD	5,474,260	State Street Bank and Trust	04/02/25	79,720
USD	45,611,679	EUR	43,715,472	Royal Bank of Canada	04/03/25	134,998
EUR	22,345,309	USD	23,051,376	UBS AG	04/03/25	194,180
USD	85,512,364	CAD	122,668,769	Royal Bank of Canada	04/07/25	878,272
USD	92,630,932	CAD	132,166,926	Citibank, N.A.	04/09/25	1,435,042
USD	43,948,555	EUR	42,056,742	State Street Bank and Trust	04/09/25	183,591

DFA Short-Term Extended Quality Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	90,883,241	CAD	129,965,715	Citibank, N.A.	04/17/25	$1,172,199
USD	11,002,187	CAD	15,771,089	State Street Bank and Trust	04/17/25	115,925
USD	65,179,317	CAD	94,185,527	Societe Generale	04/21/25	153,831
USD	39,910,620	CAD	57,141,475	State Street Bank and Trust	04/21/25	460,268
USD	18,097,515	CAD	25,918,085	UBS AG	04/21/25	203,725
USD	37,650,325	EUR	36,055,655	Australia and New Zealand Bank	04/25/25	98,232
Total Appreciation						$17,836,586
SGD	72,559,468	USD	54,007,430	Bank of America Corp.	02/10/25	$(601,777)
SGD	71,859,785	USD	54,403,292	Royal Bank of Canada	02/10/25	(1,512,624)
EUR	18,705,211	USD	19,534,576	UBS AG	02/13/25	(121,985)
SGD	39,755,218	USD	29,320,559	Royal Bank of Canada	02/20/25	(47,350)
USD	13,789,078	JPY	2,131,826,667	Royal Bank of Canada	03/21/25	(27,173)
USD	18,677,124	JPY	2,888,710,778	State Street Bank and Trust	03/24/25	(50,853)
EUR	4,575,170	USD	4,786,680	UBS AG	04/02/25	(27,425)
CAD	3,926,997	USD	2,738,657	Citibank, N.A.	04/07/25	(29,265)
CAD	28,829,583	USD	20,051,868	Societe Generale	04/07/25	(161,185)
CAD	15,601,519	USD	10,843,045	Citibank, N.A.	04/09/25	(77,913)
EUR	5,678,783	USD	5,922,679	State Street Bank and Trust	04/09/25	(13,240)
USD	93,187,651	AUD	150,507,183	Societe Generale	04/14/25	(415,727)
USD	90,589,572	AUD	146,100,242	Bank of America Corp.	04/17/25	(275,135)
CAD	57,049,321	USD	39,945,134	UBS AG	04/17/25	(565,872)
USD	38,978,263	EUR	37,480,223	State Street Bank and Trust	04/23/25	(53,366)
Total (Depreciation)						$(3,980,890)
Total Appreciation (Depreciation)						$13,855,696
As of January 31, 2025, the value of Rule 144A securities amounted to $1,321,553,148 or 23.2% of net assets.
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds	—	$4,252,981,454	—	$4,252,981,454
U.S. Treasury Obligations	—	392,088,626	—	392,088,626
Commercial Paper	—	632,630,481	—	632,630,481
Foreign Sovereign Obligations	—	291,133,856	—	291,133,856
Securities Lending Collateral	—	29,251,242	—	29,251,242
Total Investments in Securities	—	$5,598,085,659	—	$5,598,085,659
Financial Instruments
Assets
Forward Currency Contracts**	—	17,836,586	—	17,836,586
Liabilities
Forward Currency Contracts**	—	(3,980,890)	—	(3,980,890)
Total Financial Instruments	—	$13,855,696	—	$13,855,696
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Intermediate-Term Extended Quality Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.3%)
Federal National Mortgage Association
	0.375%, 08/25/25		5,750	$5,627,996
BONDS — (92.9%)
3M Co.
	2.375%, 08/26/29		2,000	1,803,649
7-Eleven, Inc.
Ω	1.800%, 02/10/31		5,000	4,082,200
Ω	2.500%, 02/10/41		5,454	3,512,991
Abbott Laboratories
	4.750%, 04/15/43		5,000	4,690,929
AbbVie, Inc.
	4.050%, 11/21/39		3,000	2,575,916
	4.400%, 11/06/42		7,200	6,272,096
	5.350%, 03/15/44		400	391,629
Accenture Capital, Inc.
	4.050%, 10/04/29		1,100	1,072,172
AEP Texas, Inc.
	5.700%, 05/15/34		400	401,967
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.400%, 10/29/33		4,000	3,413,963
	3.850%, 10/29/41		2,800	2,203,910
Aetna, Inc.
	6.750%, 12/15/37		1,000	1,057,290
Affiliated Managers Group, Inc.
	3.300%, 06/15/30		5,200	4,759,885
	5.500%, 08/20/34		2,800	2,740,844
Aflac, Inc.
	6.450%, 08/15/40		2,300	2,479,927
African Development Bank
	3.350%, 08/08/28	AUD	4,300	2,589,448
AGCO Corp.
	5.800%, 03/21/34		4,660	4,678,049
Aker BP ASA
Ω	4.000%, 01/15/31		1,000	926,366
Ω	6.000%, 06/13/33		10,000	10,070,910
Alabama Power Co.
	5.500%, 03/15/41		1,500	1,459,944
	3.850%, 12/01/42		650	517,693
Albemarle Corp.
#	5.050%, 06/01/32		2,000	1,907,519
Alimentation Couche-Tard, Inc.
Ω	3.439%, 05/13/41		4,450	3,295,820
Allegion PLC
	3.500%, 10/01/29		3,800	3,565,390
Allstate Corp.
	5.350%, 06/01/33		1,900	1,902,856
	4.500%, 06/15/43		4,470	3,796,923
			Face Amount^	Value†
			(000)

	Ally Financial, Inc.
	8.000%, 11/01/31		3,849	$4,318,434
	Altria Group, Inc.
	3.400%, 05/06/30		2,100	1,933,323
	2.450%, 02/04/32		6,600	5,447,568
	4.500%, 05/02/43		900	738,087
	Amcor Flexibles North America, Inc.
	2.630%, 06/19/30		375	329,753
	Amdocs Ltd.
	2.538%, 06/15/30		1,600	1,404,485
	American Electric Power Co., Inc.
	5.625%, 03/01/33		400	404,386
	American Express Co.
	8.150%, 03/19/38		2,000	2,518,882
	4.050%, 12/03/42		6,000	5,058,895
	American Honda Finance Corp.
#	5.050%, 07/10/31		1,500	1,495,425
	American Tower Corp.
	5.650%, 03/15/33		400	406,756
	5.550%, 07/15/33		400	402,774
	American Water Capital Corp.
	4.300%, 12/01/42		3,176	2,695,655
	Amgen, Inc.
	2.300%, 02/25/31		3,413	2,928,087
	4.950%, 10/01/41		1,200	1,088,040
	Analog Devices, Inc.
	2.800%, 10/01/41		1,500	1,067,500
	Anheuser-Busch InBev Worldwide, Inc.
	5.450%, 01/23/39		4,695	4,679,207
	APA Infrastructure Ltd.
	0.750%, 03/15/29	EUR	1,100	1,034,558
	Appalachian Power Co.
	5.650%, 04/01/34		400	400,514
	7.000%, 04/01/38		5,200	5,718,922
	Apple, Inc.
	3.350%, 02/09/27		6,000	5,889,160
	2.200%, 09/11/29		5,000	4,520,530
	2.375%, 02/08/41		7,000	4,831,764
	3.850%, 05/04/43		5,500	4,561,374
	ArcelorMittal SA
#	6.800%, 11/29/32		5,000	5,343,314
	Arizona Public Service Co.
	2.200%, 12/15/31		7,500	6,203,348
	Arrow Electronics, Inc.
	5.875%, 04/10/34		5,000	5,006,983
	Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		2,000	1,680,217
Ω	5.500%, 08/11/32		4,600	4,562,002
Ω	5.950%, 10/15/33		2,500	2,529,391

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

Assurant, Inc.
2.650%, 01/15/32		6,000	$5,002,818
AT&T, Inc.
4.500%, 05/15/35		2,000	1,853,755
4.900%, 08/15/37		2,000	1,885,088
4.850%, 03/01/39		1,400	1,297,625
Athene Holding Ltd.
# 5.875%, 01/15/34		6,400	6,473,788
Australia & New Zealand Banking Group Ltd.
4.500%, 03/31/28	AUD	9,200	5,712,890
4.950%, 09/11/28	AUD	6,425	4,041,796
4.950%, 02/05/29	AUD	3,200	2,012,239
5.000%, 06/18/29	AUD	2,000	1,259,539
AutoNation, Inc.
1.950%, 08/01/28		3,000	2,702,889
2.400%, 08/01/31		3,000	2,492,604
AutoZone, Inc.
5.200%, 08/01/33		400	395,595
AvalonBay Communities, Inc.
3.300%, 06/01/29		510	478,812
2.450%, 01/15/31		3,000	2,616,998
Avnet, Inc.
3.000%, 05/15/31		8,245	7,072,309
5.500%, 06/01/32		400	393,962
Ayvens SA
3.875%, 07/16/29	EUR	6,500	6,942,428
Baker Hughes Holdings LLC
5.125%, 09/15/40		6,000	5,721,338
Banco Santander SA
5.796%, 01/23/29	AUD	2,520	1,600,289
3.490%, 05/28/30		600	549,641
5.439%, 07/15/31		5,000	5,035,074
6.938%, 11/07/33		800	878,083
Bank of America Corp.
5.875%, 02/07/42		3,636	3,797,396
# 5.000%, 01/21/44		800	749,073
Bank of America NA
5.815%, 10/30/28	AUD	2,720	1,755,773
Bank of Montreal
5.511%, 06/04/31		5,000	5,083,265
Bank of New Zealand
3.661%, 07/17/29	EUR	2,000	2,129,140
Bank of Nova Scotia
3.500%, 04/17/29	EUR	5,000	5,291,779
2.450%, 02/02/32		6,800	5,721,823
5.650%, 02/01/34		2,000	2,045,868
Banque Federative du Credit Mutuel SA
5.375%, 05/25/28	GBP	3,000	3,779,898
Barclays PLC
3.250%, 02/12/27	GBP	3,000	3,604,763
BAT Capital Corp.
4.906%, 04/02/30		8,600	8,515,149
4.390%, 08/15/37		2,000	1,733,766
7.079%, 08/02/43		400	434,461
		Face Amount^	Value†
		(000)

Bayer U.S. Finance II LLC
Ω	4.375%, 12/15/28	1,500	$1,449,449
Bayer U.S. Finance LLC
Ω	6.500%, 11/21/33	10,000	10,300,119
Berkshire Hathaway Energy Co.
	6.125%, 04/01/36	4,300	4,515,557
	5.950%, 05/15/37	6,000	6,207,058
	6.500%, 09/15/37	3,073	3,404,552
BHP Billiton Finance USA Ltd.
	5.000%, 09/30/43	3,919	3,644,273
Black Hills Corp.
	4.350%, 05/01/33	8,837	8,171,535
	6.000%, 01/15/35	770	792,276
BlackRock Funding, Inc.
	4.700%, 03/14/29	843	846,689
Blackrock, Inc.
	3.250%, 04/30/29	710	672,910
BMW U.S. Capital LLC
#Ω	4.650%, 08/13/29	4,000	3,949,493
Boardwalk Pipelines LP
	3.600%, 09/01/32	150	131,878
	5.625%, 08/01/34	5,000	4,964,892
Boeing Co.
	2.950%, 02/01/30	1,710	1,534,100
	6.125%, 02/15/33	2,835	2,929,770
	3.600%, 05/01/34	1,825	1,548,861
Booz Allen Hamilton, Inc.
	5.950%, 08/04/33	2,000	2,031,426
Boston Properties LP
	5.750%, 01/15/35	400	391,532
BP Capital Markets America, Inc.
	4.989%, 04/10/34	3,000	2,921,347
	3.060%, 06/17/41	5,400	3,910,938
BPCE SA
#Ω	2.700%, 10/01/29	2,000	1,800,846
Brighthouse Financial, Inc.
#	5.625%, 05/15/30	4,035	4,147,107
Bristol-Myers Squibb Co.
	4.125%, 06/15/39	2,750	2,384,273
	2.350%, 11/13/40	1,200	803,326
	3.550%, 03/15/42	4,000	3,112,076
Brixmor Operating Partnership LP
#	2.500%, 08/16/31	1,833	1,545,793
Broadcom, Inc.
Ω	2.450%, 02/15/31	400	345,959
Ω	4.150%, 04/15/32	400	374,169
	4.300%, 11/15/32	2,800	2,634,427
Ω	3.419%, 04/15/33	600	524,628
Ω	3.137%, 11/15/35	4,900	3,982,679
Brookfield Finance, Inc.
	4.350%, 04/15/30	2,000	1,934,824
	2.724%, 04/15/31	4,000	3,498,553
	5.675%, 01/15/35	3,000	3,028,475

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

Brown & Brown, Inc.
4.200%, 03/17/32		400	$369,591
Brunswick Corp.
4.400%, 09/15/32		5,000	4,561,841
Camden Property Trust
4.900%, 01/15/34		5,000	4,867,882
Canadian Imperial Bank of Commerce
3.807%, 07/09/29	EUR	2,150	2,303,434
3.600%, 04/07/32		2,000	1,804,281
6.092%, 10/03/33		8,000	8,385,664
Canadian Natural Resources Ltd.
5.850%, 02/01/35		2,000	1,993,500
6.250%, 03/15/38		9,800	10,027,383
Capital One Financial Corp.
1.650%, 06/12/29	EUR	900	881,736
Cardinal Health, Inc.
4.600%, 03/15/43		400	340,225
Carrier Global Corp.
3.377%, 04/05/40		3,211	2,490,964
CBRE Services, Inc.
5.950%, 08/15/34		787	809,606
CDP Financial, Inc.
4.875%, 06/05/29		700	707,350
CenterPoint Energy Resources Corp.
5.400%, 07/01/34		8,000	7,982,438
5.850%, 01/15/41		3,000	3,021,636
CF Industries, Inc.
5.150%, 03/15/34		1,700	1,649,324
4.950%, 06/01/43		4,000	3,538,900
Charles Schwab Corp.
2.750%, 10/01/29		350	319,240
Choice Hotels International, Inc.
3.700%, 12/01/29		1,040	969,320
Cigna Group
2.400%, 03/15/30		3,360	2,960,263
# 5.250%, 02/15/34		2,000	1,966,533
4.800%, 08/15/38		2,800	2,544,690
3.200%, 03/15/40		1,470	1,082,810
6.125%, 11/15/41		400	407,863
Citigroup, Inc.
8.125%, 07/15/39		7,866	9,733,816
5.875%, 01/30/42		4,000	4,105,225
CNA Financial Corp.
5.500%, 06/15/33		2,000	2,007,092
5.125%, 02/15/34		2,400	2,347,059
CNO Financial Group, Inc.
5.250%, 05/30/29		2,750	2,732,799
Comcast Corp.
4.550%, 01/15/29		500	495,940
7.050%, 03/15/33		3,437	3,838,088
4.200%, 08/15/34		675	618,787
4.400%, 08/15/35		3,250	2,995,660
3.900%, 03/01/38		3,800	3,204,975
			Face Amount^	Value†
			(000)

Conagra Brands, Inc.
	5.300%, 11/01/38		7,600	$7,156,332
ConocoPhillips
	5.900%, 10/15/32		4,800	5,030,404
Consolidated Edison Co. of New York, Inc.
	6.750%, 04/01/38		1,300	1,433,187
	5.500%, 12/01/39		1,400	1,381,778
	5.700%, 06/15/40		294	294,938
	3.950%, 03/01/43		500	398,910
Constellation Energy Generation LLC
	5.800%, 03/01/33		400	407,871
	5.600%, 06/15/42		1,768	1,696,004
Continental Resources, Inc.
Ω	2.875%, 04/01/32		13,000	10,713,581
Cooperatieve Rabobank UA
	5.051%, 02/26/29	AUD	19,670	12,376,318
Corebridge Financial, Inc.
	3.900%, 04/05/32		800	728,668
	4.350%, 04/05/42		8,000	6,673,154
Cox Communications, Inc.
Ω	4.800%, 02/01/35		3,797	3,449,720
Ω	4.700%, 12/15/42		1,000	801,018
Credit Agricole SA
	5.411%, 01/18/29	AUD	900	568,421
	1.750%, 03/05/29	EUR	500	492,687
Crown Castle, Inc.
	2.900%, 04/01/41		6,000	4,215,983
CSX Corp.
	5.200%, 11/15/33		1,000	1,006,924
	4.750%, 05/30/42		968	881,202
CVS Health Corp.
	4.780%, 03/25/38		8,800	7,729,488
	4.125%, 04/01/40		170	135,384
	5.300%, 12/05/43		400	354,630
	6.000%, 06/01/44		400	383,832
Daimler Truck Finance North America LLC
Ω	5.375%, 01/18/34		850	839,172
Ω	5.375%, 06/25/34		5,000	4,936,991
Darden Restaurants, Inc.
#	6.300%, 10/10/33		5,000	5,245,260
Dell International LLC/EMC Corp.
	3.375%, 12/15/41		5,000	3,656,990
Devon Energy Corp.
	5.600%, 07/15/41		1,600	1,473,478
	4.750%, 05/15/42		8,400	6,971,103
Discover Financial Services
	6.700%, 11/29/32		2,179	2,329,938
Dominion Energy, Inc.
	4.900%, 08/01/41		6,755	6,016,779
Dow Chemical Co.
	5.250%, 11/15/41		8,400	7,781,246

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

DSV Finance BV
	3.500%, 06/26/29	EUR	1,500	$1,590,204
Duke Energy Carolinas LLC
	6.100%, 06/01/37		2,167	2,258,455
Duke Energy Corp.
	3.300%, 06/15/41		400	294,039
Duquesne Light Holdings, Inc.
Ω	2.775%, 01/07/32		500	418,447
DXC Technology Co.
#	2.375%, 09/15/28		5,000	4,536,512
Eagle Materials, Inc.
	2.500%, 07/01/31		600	514,443
Eastman Chemical Co.
	4.800%, 09/01/42		3,305	2,882,742
eBay, Inc.
	4.000%, 07/15/42		1,000	802,918
Edison International
#	6.950%, 11/15/29		3,200	3,195,168
Elevance Health, Inc.
	2.250%, 05/15/30		3,616	3,159,600
	5.950%, 12/15/34		1,200	1,246,581
	4.625%, 05/15/42		1,000	872,754
Emerson Electric Co.
	2.000%, 12/21/28		260	235,982
Enel Finance International NV
Ω	5.500%, 06/26/34		5,400	5,333,130
Energy Transfer LP
	6.050%, 06/01/41		5,000	4,970,503
	6.500%, 02/01/42		2,000	2,067,908
Eni SpA
Ω	5.500%, 05/15/34		5,800	5,752,033
Enterprise Products Operating LLC
	6.875%, 03/01/33		2,035	2,246,869
	6.650%, 10/15/34		1,500	1,640,122
	5.950%, 02/01/41		2,049	2,109,313
	5.700%, 02/15/42		1,270	1,265,792
	4.850%, 08/15/42		400	360,907
	4.450%, 02/15/43		1,400	1,195,685
Equinix, Inc.
	3.900%, 04/15/32		400	369,244
Equitable Holdings, Inc.
	5.594%, 01/11/33		2,980	3,017,535
ERAC USA Finance LLC
Ω	5.625%, 03/15/42		1,851	1,836,903
ERP Operating LP
	1.850%, 08/01/31		2,000	1,658,512
	4.650%, 09/15/34		5,400	5,118,300
Estee Lauder Cos., Inc.
	2.375%, 12/01/29		400	357,443
	2.600%, 04/15/30		145	129,344
			Face Amount^	Value†
			(000)

	Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
	3.350%, 05/21/29	AUD	8,600	$5,097,414
	Eversource Energy
	5.125%, 05/15/33		400	389,467
	Exelon Corp.
	5.625%, 06/15/35		400	401,626
	Expedia Group, Inc.
	3.250%, 02/15/30		53	48,898
	Exxon Mobil Corp.
	4.227%, 03/19/40		5,000	4,370,383
	Fairfax Financial Holdings Ltd.
#	4.625%, 04/29/30		1,500	1,456,307
	5.625%, 08/16/32		950	959,469
	FedEx Corp.
	4.900%, 01/15/34		3,588	3,443,012
	5.100%, 01/15/44		3,000	2,675,841
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		8,900	8,101,803
	2.450%, 03/15/31		1,000	847,075
	Fidelity National Information Services, Inc.
	5.100%, 07/15/32		3,500	3,477,605
#	3.100%, 03/01/41		1,000	726,213
	First American Financial Corp.
	2.400%, 08/15/31		3,010	2,492,506
	Flex Ltd.
	4.875%, 06/15/29		2,389	2,354,846
	4.875%, 05/12/30		2,500	2,454,603
	Flowserve Corp.
	2.800%, 01/15/32		9,600	8,175,080
	FMC Corp.
#	5.650%, 05/18/33		3,500	3,494,032
	FMR LLC
Ω	4.950%, 02/01/33		8,555	8,396,086
	Fortune Brands Innovations, Inc.
	3.250%, 09/15/29		3,900	3,612,910
#	5.875%, 06/01/33		400	411,459
	Fox Corp.
	5.476%, 01/25/39		9,600	9,145,801
	Franklin Resources, Inc.
	1.600%, 10/30/30		1,100	917,264
	GATX Corp.
	3.500%, 06/01/32		1,050	934,801
	5.450%, 09/15/33		500	502,625
	General Dynamics Corp.
	4.250%, 04/01/40		3,000	2,626,036
	General Motors Co.
	5.000%, 04/01/35		1,350	1,259,772
	5.150%, 04/01/38		990	907,045

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

General Motors Financial Co., Inc.
	5.850%, 04/06/30		8,000	$8,187,156
Georgia-Pacific LLC
	7.750%, 11/15/29		4,760	5,358,857
Gilead Sciences, Inc.
	2.600%, 10/01/40		5,786	4,033,550
Glencore Capital Finance DAC
	0.750%, 03/01/29	EUR	600	568,666
Glencore Funding LLC
Ω	2.850%, 04/27/31		5,600	4,879,643
Ω	2.625%, 09/23/31		400	339,059
Ω	6.500%, 10/06/33		5,000	5,324,379
Goldman Sachs Group, Inc.
	0.875%, 05/09/29	EUR	2,750	2,623,924
	6.125%, 02/15/33		6,200	6,618,630
	6.250%, 02/01/41		1,200	1,270,231
Halliburton Co.
	4.850%, 11/15/35		2,002	1,895,566
	6.700%, 09/15/38		5,400	5,857,205
	7.450%, 09/15/39		1,000	1,165,311
	4.500%, 11/15/41		140	120,284
HCA, Inc.
	5.500%, 06/01/33		5,000	4,970,691
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30		350	304,369
Healthcare Realty Holdings LP
	2.000%, 03/15/31		400	330,149
Heineken NV
Ω	4.000%, 10/01/42		1,000	820,579
Helmerich & Payne, Inc.
	2.900%, 09/29/31		3,600	3,017,977
Hess Corp.
	5.600%, 02/15/41		3,000	2,951,176
Highwoods Realty LP
	7.650%, 02/01/34		1,000	1,109,153
Home Depot, Inc.
	5.875%, 12/16/36		2,000	2,108,527
	3.300%, 04/15/40		8,400	6,549,395
Honeywell International, Inc.
	5.700%, 03/15/37		2,000	2,069,502
Hongkong & Shanghai Banking Corp. Ltd.
	5.100%, 03/03/28	AUD	3,670	2,312,829
Host Hotels & Resorts LP
	3.375%, 12/15/29		1,101	1,015,235
	5.700%, 07/01/34		6,200	6,154,745
	5.500%, 04/15/35		400	389,399
HP, Inc.
#	5.500%, 01/15/33		1,000	1,008,086
#	6.000%, 09/15/41		2,000	2,017,506
			Face Amount^	Value†
			(000)

	HSBC Holdings PLC
	4.950%, 03/31/30		3,556	$3,540,581
#	6.100%, 01/14/42		1,200	1,281,526
	Humana, Inc.
	4.625%, 12/01/42		5,640	4,698,313
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
	4.000%, 02/01/27	EUR	2,000	2,118,791
	IBM International Capital Pte. Ltd.
	4.900%, 02/05/34		1,400	1,362,371
	5.250%, 02/05/44		4,000	3,790,542
	Imperial Brands Finance PLC
Ω	5.875%, 07/01/34		10,000	9,975,028
	Indiana Michigan Power Co.
	6.050%, 03/15/37		1,384	1,434,959
	ING Groep NV
	4.550%, 10/02/28		206	203,133
	Intel Corp.
	4.600%, 03/25/40		4,200	3,506,989
	2.800%, 08/12/41		3,000	1,911,318
	4.250%, 12/15/42		1,500	1,156,555
	5.625%, 02/10/43		3,050	2,811,254
	Inter-American Development Bank
	3.100%, 02/22/28	AUD	2,000	1,205,489
	Inter-American Investment Corp.
	2.300%, 02/17/27	AUD	1,500	890,249
	Intercontinental Exchange, Inc.
	2.650%, 09/15/40		7,000	4,918,690
	International Business Machines Corp.
	3.300%, 01/27/27		126	122,584
	3.500%, 05/15/29		29	27,544
	4.150%, 05/15/39		3,300	2,840,886
	2.850%, 05/15/40		6,000	4,299,628
	International Finance Corp.
	3.150%, 06/26/29	AUD	5,000	2,965,291
	International Flavors & Fragrances, Inc.
Ω	3.268%, 11/15/40		9,500	6,846,952
	International Paper Co.
	6.000%, 11/15/41		9,000	9,144,298
	Interpublic Group of Cos., Inc.
	3.375%, 03/01/41		5,000	3,702,537
	Interstate Power & Light Co.
	2.300%, 06/01/30		2,228	1,937,300
	5.700%, 10/15/33		400	408,275
	Intesa Sanpaolo SpA
Ω	3.875%, 07/14/27		4,000	3,877,539

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

Ω	4.000%, 09/23/29		1,500	$1,419,418
Ω	7.200%, 11/28/33		5,000	5,471,920
	Invitation Homes Operating Partnership LP
	5.500%, 08/15/33		1,000	995,672
	ISS Global AS
	3.875%, 06/05/29	EUR	3,100	3,301,369
	Jabil, Inc.
	3.600%, 01/15/30		3,995	3,712,617
	3.000%, 01/15/31		6,167	5,427,698
	Jackson Financial, Inc.
	5.670%, 06/08/32		2,000	2,007,004
	Jacobs Engineering Group, Inc.
	5.900%, 03/01/33		3,398	3,463,721
	Janus Henderson U.S. Holdings, Inc.
Ω	5.450%, 09/10/34		417	397,857
	Japan Government Five Year Bonds
	0.200%, 12/20/27	JPY	1,600,000	10,155,324
	Japan Government Ten Year Bonds
	0.100%, 03/20/29	JPY	320,000	2,000,487
	0.100%, 06/20/29	JPY	480,000	2,992,684
	Jefferies Financial Group, Inc.
	4.000%, 04/16/29	EUR	430	460,268
	2.625%, 10/15/31		7,900	6,692,883
	6.200%, 04/14/34		3,000	3,090,306
	Johnson & Johnson
	1.300%, 09/01/30		2,825	2,381,840
#	4.375%, 12/05/33		4,334	4,212,899
#	4.950%, 06/01/34		15,000	15,077,521
	3.550%, 03/01/36		5,000	4,375,145
	3.400%, 01/15/38		2,000	1,669,076
	2.100%, 09/01/40		11,000	7,366,910
	JPMorgan Chase & Co.
	6.400%, 05/15/38		5,000	5,487,850
	5.500%, 10/15/40		8,700	8,745,957
	Juniper Networks, Inc.
	3.750%, 08/15/29		7,000	6,654,624
	Kellanova
	7.450%, 04/01/31		700	783,839
	Kemper Corp.
	3.800%, 02/23/32		1,327	1,172,796
	Kimco Realty OP LLC
	4.600%, 02/01/33		2,500	2,380,690
	Kinder Morgan Energy Partners LP
	6.950%, 01/15/38		800	868,498
	6.500%, 09/01/39		1,565	1,635,060
	5.000%, 03/01/43		1,073	940,994
	5.400%, 09/01/44		400	364,425
	Kinder Morgan, Inc.
	7.750%, 01/15/32		400	454,351
	5.300%, 12/01/34		5,000	4,862,760
		Face Amount^	Value†
		(000)

Kraft Heinz Foods Co.
	5.000%, 06/04/42	5,000	$4,514,756
Kroger Co.
	7.500%, 04/01/31	6,725	7,549,752
	5.150%, 08/01/43	400	368,352
Kyndryl Holdings, Inc.
	3.150%, 10/15/31	400	349,330
#	6.350%, 02/20/34	5,300	5,514,323
Lazard Group LLC
	4.500%, 09/19/28	7,000	6,867,252
Lear Corp.
	3.500%, 05/30/30	3,595	3,303,234
Legg Mason, Inc.
	5.625%, 01/15/44	4,280	4,161,838
Liberty Utilities Co.
Ω	5.869%, 01/31/34	5,000	5,023,750
Lincoln National Corp.
	3.400%, 01/15/31	50	45,345
	3.400%, 03/01/32	4,555	4,020,902
	6.300%, 10/09/37	1,000	1,036,245
	7.000%, 06/15/40	400	437,876
Lockheed Martin Corp.
	4.070%, 12/15/42	1,500	1,249,551
Loews Corp.
	6.000%, 02/01/35	1,900	2,021,321
#	4.125%, 05/15/43	3,000	2,481,101
LPL Holdings, Inc.
	6.000%, 05/20/34	1,700	1,741,047
LSEGA Financing PLC
Ω	2.500%, 04/06/31	905	777,235
Ω	3.200%, 04/06/41	4,700	3,475,392
LYB International Finance BV
	5.250%, 07/15/43	400	363,159
LYB International Finance III LLC
	3.375%, 10/01/40	9,500	6,975,310
Marathon Petroleum Corp.
	6.500%, 03/01/41	1,600	1,664,973
	4.750%, 09/15/44	400	333,168
Markel Group, Inc.
	3.350%, 09/17/29	7,000	6,523,895
Marriott International, Inc.
	2.750%, 10/15/33	3,000	2,464,294
Mars, Inc.
Ω	3.600%, 04/01/34	5,000	4,402,420
Ω	2.375%, 07/16/40	400	267,382
Marsh & McLennan Cos., Inc.
	5.875%, 08/01/33	2,500	2,617,427
Mercedes-Benz Finance North America LLC
Ω	5.100%, 11/15/29	3,100	3,105,153
Merck & Co., Inc.
	2.350%, 06/24/40	3,000	2,048,138
MetLife, Inc.
#	6.500%, 12/15/32	300	327,363
	5.700%, 06/15/35	7,200	7,400,083

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Micron Technology, Inc.
#	4.663%, 02/15/30		4,334	$4,231,824
	5.875%, 02/09/33		400	409,209
	5.875%, 09/15/33		1,000	1,024,218
	3.366%, 11/01/41		3,200	2,333,963
	Microsoft Corp.
	3.500%, 02/12/35		8,000	7,248,985
#	4.200%, 11/03/35		3,750	3,581,779
	3.450%, 08/08/36		4,500	3,935,496
	Mid-America Apartments LP
	5.000%, 03/15/34		5,000	4,869,597
	Mississippi Power Co.
	4.250%, 03/15/42		1,200	997,284
	Mitsubishi UFJ Financial Group, Inc.
	2.048%, 07/17/30		8,750	7,501,178
	3.751%, 07/18/39		3,200	2,698,076
	Molson Coors Beverage Co.
	5.000%, 05/01/42		5,000	4,554,366
	Mosaic Co.
	5.625%, 11/15/43		400	380,727
	Motability Operations Group PLC
	3.625%, 07/24/29	EUR	5,000	5,316,874
	Motorola Solutions, Inc.
	4.600%, 05/23/29		5,394	5,312,548
	5.600%, 06/01/32		1,511	1,545,292
	MPLX LP
	4.500%, 04/15/38		5,610	4,890,771
	National Australia Bank Ltd.
	4.400%, 05/12/28	AUD	6,210	3,843,924
	4.900%, 06/13/28		900	906,708
	5.400%, 11/16/28	AUD	7,000	4,471,446
#	4.787%, 01/10/29		695	698,546
	4.850%, 03/22/29	AUD	13,800	8,644,234
	4.901%, 01/14/30		1,250	1,258,635
	National Fuel Gas Co.
	2.950%, 03/01/31		3,300	2,855,947
	Nationwide Building Society
Ω	5.127%, 07/29/29		1,180	1,183,041
	NatWest Markets PLC
	5.899%, 08/23/28	AUD	7,500	4,807,435
	Nederlandse Waterschapsbank NV
	3.450%, 07/17/28	AUD	5,000	3,023,171
	Nestle Holdings, Inc.
	3.625%, 09/24/28		3,160	3,055,186
	NetApp, Inc.
	2.700%, 06/22/30		3,600	3,188,867
	Newmont Corp.
	5.875%, 04/01/35		5,000	5,159,913
	4.875%, 03/15/42		3,000	2,733,170
			Face Amount^	Value†
			(000)

	NextEra Energy Capital Holdings, Inc.
	5.250%, 03/15/34		8,000	$7,883,709
	NiSource, Inc.
	5.950%, 06/15/41		525	534,268
	Nomura Holdings, Inc.
	3.103%, 01/16/30		7,625	6,905,875
	2.679%, 07/16/30		2,000	1,753,027
	2.999%, 01/22/32		400	342,491
	Nordea Bank Abp
	4.375%, 09/10/29		6,000	5,870,122
	Norfina Ltd.
	4.800%, 12/14/27	AUD	5,000	3,120,125
	Northern Star Resources Ltd.
Ω	6.125%, 04/11/33		5,000	5,085,889
	NOV, Inc.
	3.950%, 12/01/42		3,359	2,501,736
	Novartis Capital Corp.
	3.800%, 09/18/29		5,500	5,315,320
	Nucor Corp.
	3.125%, 04/01/32		180	158,235
	NVIDIA Corp.
	3.500%, 04/01/40		1,600	1,316,607
	Nykredit Realkredit AS
	3.875%, 07/09/29	EUR	1,500	1,601,236
	ONEOK, Inc.
	6.350%, 01/15/31		3,700	3,888,605
	Ontario Teachers' Finance Trust
	4.625%, 04/10/29		4,000	4,002,402
	OP Corporate Bank PLC
	0.375%, 12/08/28	EUR	1,500	1,407,297
	Oracle Corp.
	3.250%, 05/15/30		2,966	2,723,228
	3.800%, 11/15/37		400	333,547
	3.600%, 04/01/40		9,000	7,019,392
	4.500%, 07/08/44		800	670,968
	ORIX Corp.
	3.780%, 05/29/29	EUR	4,500	4,777,213
	4.000%, 04/13/32		2,500	2,308,805
	Ovintiv, Inc.
	6.250%, 07/15/33		7,000	7,178,552
	6.500%, 08/15/34		3,000	3,114,164
	6.625%, 08/15/37		1,000	1,034,692
	6.500%, 02/01/38		1,000	1,018,289
	Owens Corning
	3.875%, 06/01/30		4,900	4,617,877
	Pacific LifeCorp
Ω	5.125%, 01/30/43		3,000	2,782,416
	Penske Truck Leasing Co. LP/PTL Finance Corp.
	5.550%, 05/01/28		5,000	5,085,297
	Pfizer Investment Enterprises Pte. Ltd.
	5.110%, 05/19/43		1,000	945,052
	Pfizer, Inc.
	2.550%, 05/28/40		4,000	2,788,517

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

5.600%, 09/15/40		400	$404,270
Philip Morris International, Inc.
2.100%, 05/01/30		3,800	3,301,921
5.625%, 09/07/33		3,000	3,061,579
6.375%, 05/16/38		1,000	1,079,941
4.375%, 11/15/41		2,335	1,987,335
3.875%, 08/21/42		5,000	3,966,601
4.125%, 03/04/43		400	326,177
4.875%, 11/15/43		400	359,412
Phillips 66
# 2.150%, 12/15/30		2,200	1,879,819
4.650%, 11/15/34		3,000	2,801,463
5.875%, 05/01/42		2,380	2,374,926
Phillips 66 Co.
# 5.300%, 06/30/33		5,000	4,957,159
Plains All American Pipeline LP/PAA Finance Corp.
4.300%, 01/31/43		1,500	1,191,580
4.700%, 06/15/44		5,000	4,158,166
PNC Financial Services Group, Inc.
3.450%, 04/23/29		150	142,309
PPG Industries, Inc.
2.800%, 08/15/29		5,000	4,573,712
2.550%, 06/15/30		2,695	2,389,893
Primerica, Inc.
2.800%, 11/19/31		5,950	5,094,708
Progress Energy, Inc.
6.000%, 12/01/39		5,010	5,073,973
Progressive Corp.
6.250%, 12/01/32		900	966,897
Prologis LP
4.625%, 01/15/33		2,600	2,509,265
Prudential Financial, Inc.
5.750%, 07/15/33		3,625	3,789,234
3.000%, 03/10/40		600	442,331
Prudential Funding Asia PLC
3.125%, 04/14/30		3,600	3,295,979
3.625%, 03/24/32		2,750	2,496,323
Public Storage Operating Co.
5.100%, 08/01/33		3,600	3,575,992
PulteGroup, Inc.
6.375%, 05/15/33		1,100	1,158,246
PVH Corp.
4.125%, 07/16/29	EUR	2,900	3,100,201
Quanta Services, Inc.
3.050%, 10/01/41		1,100	769,721
Rayonier LP
2.750%, 05/17/31		3,500	2,978,505
Realty Income Corp.
3.100%, 12/15/29		972	894,379
5.625%, 10/13/32		2,600	2,654,766
2.850%, 12/15/32		2,067	1,750,646
1.800%, 03/15/33		4,600	3,543,137
			Face Amount^	Value†
			(000)

Reckitt Benckiser Treasury Services PLC
	3.625%, 06/20/29	EUR	250	$266,409
Reinsurance Group of America, Inc.
	3.150%, 06/15/30		1,200	1,087,986
Revvity, Inc.
	3.300%, 09/15/29		1,500	1,388,950
Reynolds American, Inc.
	5.700%, 08/15/35		1,000	1,002,135
	6.150%, 09/15/43		400	397,243
Rio Tinto Alcan, Inc.
	6.125%, 12/15/33		5,000	5,276,460
Roche Holdings, Inc.
Ω	1.930%, 12/13/28		6,230	5,640,548
Ω	4.203%, 09/09/29		400	393,036
Rogers Communications, Inc.
	5.450%, 10/01/43		8,000	7,453,782
Royal Bank of Canada
	3.875%, 05/04/32		2,000	1,848,210
	5.000%, 02/01/33		6,000	5,923,534
Royalty Pharma PLC
	2.200%, 09/02/30		400	341,809
	3.300%, 09/02/40		9,250	6,744,386
RTX Corp.
	4.875%, 10/15/40		4,000	3,678,369
Salesforce, Inc.
	2.700%, 07/15/41		4,000	2,828,965
Schlumberger Investment SA
	5.000%, 06/01/34		3,000	2,938,074
SELP Finance SARL
	0.875%, 05/27/29	EUR	4,500	4,219,771
Shell Finance U.S., Inc.
	2.375%, 11/07/29		200	180,253
Shell International Finance BV
	3.875%, 11/13/28		1,000	974,428
	6.375%, 12/15/38		4,000	4,367,673
Siemens Financieringsmaatschappij NV
Ω	6.125%, 08/17/26		80	82,049
Ω	2.875%, 03/11/41		10,000	7,265,980
Simon Property Group LP
	2.650%, 07/15/30		3,800	3,388,659
	2.250%, 01/15/32		3,967	3,298,139
Societe Generale SA
Ω	3.000%, 01/22/30		5,400	4,844,121
Southern Co.
	5.200%, 06/15/33		400	395,393
Southern Co. Gas Capital Corp.
	5.750%, 09/15/33		1,900	1,947,515
Southwest Gas Corp.
	2.200%, 06/15/30		5,700	4,915,629

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	SSE PLC
	2.875%, 08/01/29	EUR	200	$206,657
	Stanley Black & Decker, Inc.
	3.000%, 05/15/32		6,500	5,580,534
	5.200%, 09/01/40		3,000	2,838,053
	State Street Bank & Trust Co.
	4.782%, 11/23/29		5,000	5,001,913
	State Street Corp.
	2.400%, 01/24/30		810	726,903
	Steel Dynamics, Inc.
	3.250%, 01/15/31		6,080	5,500,693
	Stellantis Finance U.S., Inc.
#Ω	2.691%, 09/15/31		9,099	7,578,925
	Sumitomo Mitsui Financial Group, Inc.
	3.040%, 07/16/29		2,200	2,024,880
	2.222%, 09/17/31		6,227	5,209,563
	5.766%, 01/13/33		2,000	2,057,213
	Sumitomo Mitsui Trust Bank Ltd.
Ω	5.350%, 03/07/34		5,300	5,303,214
	Sun Communities Operating LP
	4.200%, 04/15/32		5,000	4,565,028
	Suncor Energy, Inc.
	5.950%, 12/01/34		6,600	6,702,500
	6.850%, 06/01/39		1,500	1,620,358
	Svenska Handelsbanken AB
	5.000%, 03/02/28	AUD	17,500	10,963,958
	Swedbank AB
	4.250%, 07/11/28	EUR	1,919	2,077,394
	Tanger Properties LP
	2.750%, 09/01/31		6,000	5,095,010
	Targa Resources Corp.
	4.200%, 02/01/33		3,000	2,736,269
	Telefonica Europe BV
	8.250%, 09/15/30		6,875	7,827,374
	Telstra Group Ltd.
	4.900%, 03/08/28	AUD	9,170	5,752,183
	Texas Instruments, Inc.
	2.250%, 09/04/29		900	811,220
	T-Mobile USA, Inc.
	4.375%, 04/15/40		1,450	1,259,898
	3.000%, 02/15/41		8,500	6,071,739
	Toronto-Dominion Bank
#	4.783%, 12/17/29		2,200	2,177,158
	3.200%, 03/10/32		5,000	4,388,841
#	4.456%, 06/08/32		4,909	4,662,230
	TotalEnergies Capital International SA
	2.829%, 01/10/30		1,000	916,044
	Toyota Motor Credit Corp.
	4.650%, 01/05/29		450	448,991
		Face Amount^	Value†
		(000)

TransCanada PipeLines Ltd.
4.625%, 03/01/34		7,145	$6,674,592
Travelers Cos., Inc.
5.350%, 11/01/40		3,300	3,236,166
4.600%, 08/01/43		2,000	1,765,967
Treasury Corp. of Victoria
2.500%, 10/22/29	AUD	5,000	2,869,145
TWDC Enterprises 18 Corp.
4.125%, 12/01/41		1,000	839,743
Tyson Foods, Inc.
5.700%, 03/15/34		2,000	2,015,710
Union Pacific Corp.
3.600%, 09/15/37		2,000	1,681,456
3.375%, 02/14/42		250	190,504
United Parcel Service, Inc.
6.200%, 01/15/38		1,075	1,151,924
5.200%, 04/01/40		5,260	5,136,340
4.875%, 11/15/40		907	848,717
UnitedHealth Group, Inc.
2.750%, 05/15/40		400	282,734
3.050%, 05/15/41		5,200	3,755,462
4.250%, 03/15/43		1,550	1,306,688
Unum Group
5.750%, 08/15/42		2,000	1,953,581
Valero Energy Corp.
7.500%, 04/15/32		4,400	4,950,684
6.625%, 06/15/37		2,300	2,445,593
Ventas Realty LP
3.000%, 01/15/30		3,400	3,084,780
5.700%, 09/30/43		4,000	3,907,035
Verizon Communications, Inc.
2.350%, 03/23/28	AUD	5,070	2,929,518
4.812%, 03/15/39		10,500	9,678,477
Viatris, Inc.
3.850%, 06/22/40		12,150	9,108,260
Virginia Electric & Power Co.
5.300%, 08/15/33		5,000	4,969,103
8.875%, 11/15/38		1,138	1,478,460
4.000%, 01/15/43		2,800	2,234,865
Volkswagen Financial Services NV
1.125%, 07/05/26	GBP	7,000	8,205,493
Volkswagen Group of America Finance LLC
# 5.600%, 03/22/34		1,800	1,776,332
Voya Financial, Inc.
5.700%, 07/15/43		1,200	1,149,549
Walt Disney Co.
6.200%, 12/15/34		2,200	2,383,658
3.500%, 05/13/40		6,400	5,144,296
Welltower OP LLC
3.100%, 01/15/30		1,200	1,099,861
2.750%, 01/15/31		7,300	6,424,140
2.750%, 01/15/32		400	341,628

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

Western Union Co.
2.750%, 03/15/31		5,000	$4,248,071
Westlake Corp.
3.375%, 06/15/30		1,016	932,869
2.875%, 08/15/41		800	537,339
Westpac Banking Corp.
1.953%, 11/20/28		301	272,776
5.100%, 05/14/29	AUD	25,300	16,001,435
2.650%, 01/16/30		1,400	1,269,407
WestRock MWV LLC
8.200%, 01/15/30		3,885	4,408,490
7.950%, 02/15/31		3,112	3,517,371
Whirlpool Corp.
# 5.750%, 03/01/34		12,000	11,663,370
Williams Cos., Inc.
5.650%, 03/15/33		400	403,811
6.300%, 04/15/40		1,000	1,041,575
5.400%, 03/04/44		7,000	6,572,945
Willis North America, Inc.
5.350%, 05/15/33		3,000	2,982,161
Wisconsin Power & Light Co.
5.375%, 03/30/34		2,200	2,193,504
WP Carey, Inc.
2.250%, 04/01/33		5,000	3,949,851
WRKCo, Inc.
4.200%, 06/01/32		1,600	1,495,468
TOTAL BONDS			1,745,921,110
	Face Amount^	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (3.1%)
U.S. Treasury Notes
0.375%, 04/30/25	3,000	$2,972,051
0.250%, 05/31/25	11,750	11,595,965
0.250%, 07/31/25	3,750	3,677,051
0.250%, 08/31/25	11,000	10,748,719
2.250%, 11/15/25	5,000	4,922,109
0.375%, 11/30/25	4,500	4,359,129
2.625%, 01/31/26	5,000	4,921,045
1.875%, 07/31/26	8,600	8,312,773
1.500%, 08/15/26	2,500	2,400,098
0.875%, 11/15/30	5,000	4,113,476
TOTAL U.S. TREASURY OBLIGATIONS		58,022,416
TOTAL INVESTMENT SECURITIES (Cost $1,904,638,554)		1,809,571,522

		Shares
SECURITIES LENDING COLLATERAL — (3.7%)
@§	The DFA Short Term Investment Fund	6,046,233	69,942,824
TOTAL INVESTMENTS — (100.0%)
(Cost $1,974,577,609)^^			$1,879,514,346
As of January 31, 2025, DFA Intermediate-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	75,845,606	AUD	114,449,176	Bank of America Corp.	02/11/25	$4,691,988
USD	27,500,706	EUR	26,349,825	Australia and New Zealand Bank	04/03/25	89,300
USD	26,072,707	EUR	24,970,693	Australia and New Zealand Bank	04/25/25	65,642
Total Appreciation						$4,846,930
USD	15,082,655	JPY	2,371,767,889	State Street Bank and Trust	02/05/25	$(211,455)
AUD	23,221,018	USD	14,446,979	Bank of New York Mellon	02/11/25	(10,358)
AUD	15,264,603	USD	9,529,327	State Street Bank and Trust	02/11/25	(39,248)
USD	15,720,067	GBP	12,745,033	Citibank, N.A.	04/10/25	(79,082)
USD	61,993,605	AUD	100,117,481	HSBC Bank	04/14/25	(271,426)
AUD	24,617,148	USD	15,388,499	UBS AG	04/14/25	(78,611)
USD	17,626,409	AUD	28,430,105	Bank of America Corp.	04/17/25	(55,239)
Total (Depreciation)						$(745,419)
Total Appreciation (Depreciation)						$4,101,511

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
As of January 31, 2025, the value of Rule 144A securities amounted to $192,731,614 or 10.0% of net assets.
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$5,627,996	—	$5,627,996
Bonds	—	1,745,921,110	—	1,745,921,110
U.S. Treasury Obligations	—	58,022,416	—	58,022,416
Securities Lending Collateral	—	69,942,824	—	69,942,824
Total Investments in Securities	—	$1,879,514,346	—	$1,879,514,346
Financial Instruments
Assets
Forward Currency Contracts**	—	4,846,930	—	4,846,930
Liabilities
Forward Currency Contracts**	—	(745,419)	—	(745,419)
Total Financial Instruments	—	$4,101,511	—	$4,101,511
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Targeted Credit Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (81.9%)
AUSTRALIA — (1.1%)
Glencore Finance Europe Ltd.
	1.750%, 03/17/25	EUR	1,000	$1,036,002
Glencore Funding LLC
#Ω	1.625%, 09/01/25		1,175	1,153,223
Ω	1.625%, 04/27/26		700	674,087
(r)Ω	SOFR + 1.060%, FRN, 5.427%, 04/04/27		29	29,110
Macquarie Bank Ltd.
(r)Ω	SOFR + 0.920%, FRN, 5.284%, 07/02/27		6,000	6,057,840
Macquarie Group Ltd.
	0.625%, 02/03/27	EUR	500	497,734
Telstra Corp. Ltd.
Ω	3.125%, 04/07/25		50	49,843
TOTAL AUSTRALIA				9,497,839
BELGIUM — (0.8%)
Belfius Bank SA
	0.375%, 09/02/25	EUR	1,800	1,844,876
	0.375%, 02/13/26	EUR	5,000	5,069,931
TOTAL BELGIUM				6,914,807
CANADA — (5.8%)
Alimentation Couche-Tard, Inc.
	1.875%, 05/06/26	EUR	1,000	1,026,454
Bank of Montreal
(r)	SOFR + 0.620%, FRN, 5.013%, 09/15/26		170	170,243
(r)	SOFR + 0.760%, FRN, 5.182%, 06/04/27		6,500	6,530,693
Bank of Nova Scotia, 3M Euribor + 0.400%, FRN
(r)	3.243%, 06/17/26	EUR	2,000	2,077,187
Bell Telephone Co. of Canada or Bell Canada
	3.350%, 03/12/25	CAD	4,500	3,096,047
Canadian Imperial Bank of Commerce
	1.250%, 06/22/26		6,766	6,465,180
(r)	3M Euribor + 0.700%, FRN, 3.341%, 01/29/27	EUR	1,500	1,565,655
			Face Amount^	Value†
			(000)
CANADA — (Continued)
Canadian Natural Resources Ltd.
	3.900%, 02/01/25		1,200	$1,200,000
	2.050%, 07/15/25		420	414,915
	Element Fleet Management Corp.
Ω	3.850%, 06/15/25		2,500	2,490,281
	Enbridge Pipelines, Inc.
	3.000%, 08/10/26	CAD	3,000	2,055,836
	Enbridge, Inc.
	2.500%, 02/14/25		700	699,501
	Methanex Corp.
#	5.250%, 12/15/29		1,000	973,785
	National Bank of Canada
	5.296%, 11/03/25	CAD	2,000	1,396,966
	Rogers Communications, Inc.
	3.100%, 04/15/25	CAD	7,400	5,089,852
	Royal Bank of Canada
	3.369%, 09/29/25	CAD	10,300	7,097,493
Toronto-Dominion Bank
	2.667%, 09/09/25	CAD	5,000	3,430,385
(r)	SOFR + 0.730%, FRN, 5.098%, 04/05/27		2,500	2,504,203
	TOTAL CANADA			48,284,676
DENMARK — (1.3%)
	Danske Bank AS
	0.625%, 05/26/25	EUR	2,500	2,576,270
	ISS Finance BV
	1.250%, 07/07/25	EUR	2,800	2,884,812
	Nykredit Realkredit AS
	0.250%, 01/13/26	EUR	5,000	5,071,311
	TOTAL DENMARK			10,532,393
FRANCE — (3.4%)
	Ayvens Bank NV
	2.125%, 05/06/25	EUR	700	724,699
Banque Federative du Credit Mutuel SA
	0.010%, 03/07/25	EUR	1,000	1,034,794
	1.000%, 05/23/25	EUR	2,000	2,062,829
(r)	SOFR + 1.400%, FRN, 5.772%, 07/13/26		500	506,422
(r)Ω	SOFR + 1.130%, FRN, 5.511%, 01/23/27		750	755,845

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
(r)	3M Euribor + 0.640%, FRN, 3.519%, 03/05/27	EUR	3,000	$3,126,486
BNP Paribas SA
	1.250%, 03/19/25	EUR	1,800	1,863,644
BPCE SA
	0.625%, 04/28/25	EUR	2,600	2,684,081
Ω	1.000%, 01/20/26		3,000	2,900,977
	1.375%, 03/23/26	EUR	1,000	1,023,916
Credit Agricole SA
	1.375%, 03/13/25	EUR	2,000	2,071,521
(r)Ω	SOFR + 0.870%, FRN, 5.272%, 03/11/27		3,300	3,311,181
Societe Generale SA
#Ω	1.375%, 07/08/25		3,600	3,551,209
#Ω	4.000%, 01/12/27		2,000	1,959,865
Vinci SA, 3M Euribor + 0.250%, FRN
(r)	3.290%, 05/13/26	EUR	1,000	1,037,598
TOTAL FRANCE				28,615,067
GERMANY — (5.2%)
Bayer U.S. Finance II LLC
Ω	4.250%, 12/15/25		2,800	2,780,445
BMW U.S. Capital LLC, SOFR + 0.550%, FRN
(r)Ω	4.921%, 04/02/26		6,500	6,510,478
Daimler Truck Finance North America LLC
Ω	3.500%, 04/07/25		4,490	4,480,615
Daimler Truck International Finance BV
	1.250%, 04/06/25	EUR	4,700	4,862,159
Deutsche Bank AG
	4.100%, 01/13/26		1,000	994,165
	1.625%, 01/20/27	EUR	2,500	2,532,699
Fresenius Medical Care AG
	3.875%, 09/20/27	EUR	1,500	1,597,471
Fresenius Medical Care U.S. Finance III, Inc.
Ω	1.875%, 12/01/26		3,280	3,098,273
Fresenius SE & Co. KGaA
	1.875%, 05/24/25	EUR	2,707	2,799,886
Mercedes-Benz International Finance BV, 3M Euribor + 0.480%, FRN
(r)	3.478%, 08/19/27	EUR	4,000	4,149,958
Volkswagen Financial Services AG, 3M Euribor + 0.780%, FRN
(r)	3.648%, 06/10/27	EUR	4,000	4,160,855
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Volkswagen Financial Services NV
	4.250%, 10/09/25	GBP	4,000	$4,923,239
ZF North America Capital, Inc.
Ω	4.750%, 04/29/25		500	499,070
TOTAL GERMANY				43,389,313
IRELAND — (0.7%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	6.500%, 07/15/25		5,450	5,484,265
	1.750%, 01/30/26		500	485,673
TOTAL IRELAND				5,969,938
ITALY — (1.4%)
Intesa Sanpaolo SpA
(r)	3M Euribor + 0.800%, FRN, 3.805%, 11/16/25	EUR	1,255	1,307,666
	0.625%, 02/24/26	EUR	3,800	3,856,983
Snam SpA
Δ	0.000%, 08/15/25	EUR	5,000	5,114,908
UniCredit SpA
	0.325%, 01/19/26	EUR	1,750	1,777,072
TOTAL ITALY				12,056,629
JAPAN — (6.4%)
7-Eleven, Inc.
Ω	0.950%, 02/10/26		7,926	7,616,964
Aircastle Ltd.
Ω	5.250%, 08/11/25		50	50,057
	4.250%, 06/15/26		3,500	3,467,457
American Honda Finance Corp.
(r)	SOFR + 0.710%, FRN, 5.080%, 01/09/26		1,700	1,704,024
(r)	SOFR + 0.720%, FRN, 5.088%, 10/05/26		2,900	2,907,334
(r)	SOFR + 0.720%, FRN, 5.097%, 10/22/27		3,200	3,201,600
Japan Bank for International Cooperation
	0.625%, 07/15/25		1,754	1,724,237
JT International Financial Services BV
	1.125%, 09/28/25	EUR	1,000	1,026,413
Mitsubishi UFJ Financial Group, Inc.
	3.850%, 03/01/26		4,000	3,966,280

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
Nissan Motor Acceptance Co. LLC
Ω	2.000%, 03/09/26		1,500	$1,441,824
	1.850%, 09/16/26		250	235,089
Nissan Motor Co. Ltd.
Ω	3.522%, 09/17/25		3,000	2,960,566
Nomura Holdings, Inc.
	1.851%, 07/16/25		290	286,312
	1.653%, 07/14/26		700	668,682
NTT Finance Corp.
	0.010%, 03/03/25	EUR	580	600,399
SoftBank Group Corp.
	4.500%, 04/20/25	EUR	1,315	1,364,291
	6.000%, 07/30/25		1,000	1,000,180
	6.750%, 07/08/29		1,000	1,009,212
Sumitomo Mitsui Financial Group, Inc.
	1.474%, 07/08/25		1,500	1,480,268
	1.546%, 06/15/26	EUR	1,522	1,555,211
(r)	SOFR + 1.170%, FRN, 5.530%, 07/09/29		4,800	4,851,648
Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.980%, FRN
(r)Ω	5.395%, 09/10/27		2,050	2,071,129
Takeda Pharmaceutical Co. Ltd.
	2.250%, 11/21/26	EUR	2,900	2,984,074
Toyota Motor Credit Corp.
(r)	SOFR + 0.650%, FRN, 5.018%, 01/05/26		1,000	1,001,737
(r)	SOFR + 0.770%, FRN, 5.264%, 08/07/26		2,100	2,111,036
(r)	SOFR + 0.650%, FRN, 5.029%, 03/19/27		2,200	2,204,483
Toyota Motor Finance Netherlands BV, 3M Euribor + 0.680%, FRN
(r)	3.712%, 02/09/27	EUR	200	208,552
TOTAL JAPAN				53,699,059
LUXEMBOURG — (0.3%)
ArcelorMittal SA
	6.125%, 06/01/25		500	500,925
	4.875%, 09/26/26	EUR	1,798	1,920,118
TOTAL LUXEMBOURG				2,421,043
NETHERLANDS — (1.5%)
ABN AMRO Bank NV
	2.375%, 06/01/27	EUR	1,000	1,030,802
			Face Amount^	Value†
			(000)
NETHERLANDS — (Continued)
	Enexis Holding NV
	0.875%, 04/28/26	EUR	1,000	$1,017,965
	ING Groep NV
Ω	4.625%, 01/06/26		6,100	6,108,181
	Koninklijke Philips NV
	0.500%, 05/22/26	EUR	4,550	4,589,848
	TOTAL NETHERLANDS			12,746,796
SPAIN — (2.6%)
Banco Bilbao Vizcaya Argentaria SA
	1.375%, 05/14/25	EUR	400	413,392
	1.125%, 09/18/25		1,600	1,566,093
	1.750%, 11/26/25	EUR	3,000	3,091,405
	CaixaBank SA
	0.375%, 02/03/25	EUR	4,000	4,149,602
	Holding d'Infrastructures de Transport SASU
	2.500%, 05/04/27	EUR	5,400	5,547,589
	Naturgy Finance Iberia SA
	0.875%, 05/15/25	EUR	1,500	1,548,236
	Santander Holdings USA, Inc.
	3.244%, 10/05/26		3,000	2,918,543
	Santander U.K. Group Holdings PLC
	3.625%, 01/14/26	GBP	1,000	1,225,870
	Telefonica Emisiones SA
	5.375%, 02/02/26	GBP	1,000	1,246,979
	TOTAL SPAIN			21,707,709
SWEDEN — (0.8%)
	Lansforsakringar Bank AB
	0.125%, 02/19/25	EUR	3,500	3,626,297
Swedbank AB
	0.750%, 05/05/25	EUR	2,000	2,064,261
	3.750%, 11/14/25	EUR	1,000	1,046,249
	TOTAL SWEDEN			6,736,807
SWITZERLAND — (0.6%)
UBS Group AG
	2.750%, 08/08/25	GBP	1,500	1,840,728
	4.125%, 09/24/25		2,000	1,994,570
	4.125%, 04/15/26		1,000	993,035
	TOTAL SWITZERLAND			4,828,333
UNITED KINGDOM — (4.9%)
Barclays PLC
	3.650%, 03/16/25		3,450	3,445,181
	4.375%, 01/12/26		2,160	2,153,141
BAT International Finance PLC
	2.750%, 03/25/25	EUR	900	933,429
	1.668%, 03/25/26		2,616	2,527,830

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
British Telecommunications PLC
	0.500%, 09/12/25	EUR	1,000	$1,022,933
CK Hutchison Group Telecom Finance SA
	0.750%, 04/17/26	EUR	2,000	2,022,806
Diageo Finance PLC
	1.000%, 04/22/25	EUR	2,500	2,583,062
Lseg Netherlands BV
Δ	0.000%, 04/06/25	EUR	325	335,530
Motability Operations Group PLC
	0.875%, 03/14/25	EUR	3,552	3,676,990
National Grid North America, Inc.
	0.410%, 01/20/26	EUR	2,750	2,793,780
Nationwide Building Society
	1.250%, 03/03/25	EUR	2,000	2,072,170
Ω	3.900%, 07/21/25		1,800	1,794,724
#Ω	1.000%, 08/28/25		2,600	2,545,400
Ω	1.500%, 10/13/26		1,500	1,424,163
NatWest Group PLC
	4.800%, 04/05/26		2,367	2,368,340
NatWest Markets PLC, SOFR + 0.900%, FRN
(r)Ω	5.364%, 05/17/27		3,500	3,519,078
Reynolds American, Inc.
	4.450%, 06/12/25		1,190	1,188,947
Standard Chartered Bank, SOFR + 0.650%, FRN
(r)	5.018%, 10/08/26		2,100	2,104,307
Standard Chartered PLC
Ω	3.200%, 04/17/25		2,000	1,993,375
Tesco Corporate Treasury Services PLC
	2.500%, 05/02/25	GBP	349	429,888
TOTAL UNITED KINGDOM				40,935,074
UNITED STATES — (45.1%)
AbbVie, Inc.
	3.800%, 03/15/25		1,062	1,061,058
	3.600%, 05/14/25		140	139,656
Advance Auto Parts, Inc.
	1.750%, 10/01/27		1,000	901,658
AES Corp.
Ω	3.300%, 07/15/25		1,500	1,487,497
Altria Group, Inc.
	2.200%, 06/15/27	EUR	2,000	2,043,720
Amcor Finance USA, Inc.
	3.625%, 04/28/26		2,835	2,792,221
American Electric Power Co., Inc.
	1.000%, 11/01/25		678	659,386
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
American Express Co., SOFR + 0.650%, FRN
(r) 5.172%, 11/04/26		426	$427,317
American Medical Systems Europe BV
0.750%, 03/08/25	EUR	4,400	4,555,524
American Tower Corp.
1.600%, 04/15/26		3,250	3,130,937
1.950%, 05/22/26	EUR	500	513,753
Amgen, Inc.
1.900%, 02/21/25		974	972,684
ARES Capital Corp.
3.250%, 07/15/25		4,600	4,568,711
3.875%, 01/15/26		1,000	989,459
AT&T, Inc.
(r) 3M Euribor + 0.400%, FRN, 3.277%, 03/06/25	EUR	2,000	2,075,589
4.000%, 11/25/25	CAD	2,000	1,382,241
AutoZone, Inc.
3.250%, 04/15/25		470	468,753
Bank of America Corp.
2.300%, 07/25/25	GBP	1,082	1,326,287
Becton Dickinson & Co.
0.034%, 08/13/25	EUR	4,250	4,347,866
Boardwalk Pipelines LP
5.950%, 06/01/26		1,926	1,949,256
Boeing Co.
2.600%, 10/30/25		1,827	1,796,817
3.100%, 05/01/26		3,840	3,755,568
2.250%, 06/15/26		153	147,544
BP Capital Markets PLC
2.030%, 02/14/25	GBP	500	619,465
Brixmor Operating Partnership LP
3.850%, 02/01/25		6,442	6,442,000
Campbell's Co.
3.950%, 03/15/25		1,370	1,368,557
3.300%, 03/19/25		1,323	1,320,588
Carrier Global Corp.
2.242%, 02/15/25		79	78,902
Caterpillar Financial Services Corp.
(r) SOFR + 0.455%, FRN, 4.939%, 08/11/25		5,250	5,256,961
(r) SOFR + 0.520%, FRN, 4.989%, 05/14/27		1,274	1,277,078
Celanese U.S. Holdings LLC
1.400%, 08/05/26		6,800	6,420,423
Charles Schwab Corp., SOFR + 1.050%, FRN
(r) 5.479%, 03/03/27		5,324	5,375,332

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Citibank NA
(r)	SOFR + 0.708%, FRN, 5.207%, 08/06/26		5,238	$5,257,695
(r)	SOFR + 1.060%, FRN, 5.482%, 12/04/26		1,200	1,212,698
	CNH Industrial Capital LLC
	3.950%, 05/23/25		1,700	1,695,067
	CNO Financial Group, Inc.
	5.250%, 05/30/25		5,500	5,501,420
	Consolidated Edison Co. of New York, Inc., SOFR + 0.520%, FRN
(r)	4.984%, 11/18/27		1,300	1,306,515
	Constellation Energy Generation LLC
	3.250%, 06/01/25		3,500	3,481,268
	COPT Defense Properties LP
	2.250%, 03/15/26		1,200	1,165,135
	Corebridge Financial, Inc.
	3.500%, 04/04/25		1,000	997,953
	Cox Communications, Inc.
Ω	3.850%, 02/01/25		660	660,000
	CVS Health Corp.
	3.875%, 07/20/25		3,300	3,286,685
	DCP Midstream Operating LP
	5.375%, 07/15/25		1,272	1,274,248
	Discover Bank
	3.450%, 07/27/26		2,000	1,959,941
Discover Financial Services
	3.750%, 03/04/25		1,200	1,199,102
	4.500%, 01/30/26		2,500	2,493,818
	4.100%, 02/09/27		1,000	985,817
	Dollar Tree, Inc.
	4.000%, 05/15/25		117	116,818
	Dominion Energy, Inc.
	3.300%, 03/15/25		600	599,013
	DPL, Inc.
	4.125%, 07/01/25		2,000	1,993,411
	DTE Energy Co.
	1.050%, 06/01/25		2,300	2,271,954
	DXC Capital Funding DAC
	0.450%, 09/15/27	EUR	2,500	2,424,944
DXC Technology Co.
	1.750%, 01/15/26	EUR	2,000	2,053,156
	1.800%, 09/15/26		3,000	2,850,176
	Eastman Chemical Co.
	3.800%, 03/15/25		438	437,515
	Edison International
	4.950%, 04/15/25		5,500	5,491,602
Energy Transfer LP
	4.050%, 03/15/25		1,500	1,498,397
	2.900%, 05/15/25		117	116,333
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	EOG Resources, Inc.
	3.150%, 04/01/25		110	$109,742
	EPR Properties
	4.750%, 12/15/26		2,000	1,981,916
	Expedia Group, Inc.
	5.000%, 02/15/26		1,166	1,168,685
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		1,546	1,546,000
	Fiserv, Inc.
	2.250%, 07/01/25	GBP	696	853,718
Flex Ltd.
	4.750%, 06/15/25		650	649,824
	3.750%, 02/01/26		5,000	4,942,406
Ford Motor Credit Co. LLC
	4.134%, 08/04/25		2,000	1,990,832
	4.389%, 01/08/26		1,000	993,653
	6.950%, 03/06/26		1,000	1,018,054
	Fox Corp.
	3.050%, 04/07/25		700	698,070
	Franklin Resources, Inc.
	2.850%, 03/30/25		4,800	4,785,056
	General Electric Co., TSFR3M + 0.642%, FRN
(r)	5.196%, 05/05/26		5,830	5,848,365
	General Motors Co.
	6.125%, 10/01/25		814	819,775
General Motors Financial Co., Inc.
	2.750%, 06/20/25		3,500	3,473,127
	1.250%, 01/08/26		300	290,672
	0.850%, 02/26/26	EUR	750	763,426
	5.250%, 03/01/26		1,473	1,477,938
	Georgia-Pacific LLC
Ω	3.600%, 03/01/25		2,855	2,852,408
	Global Payments, Inc.
	1.200%, 03/01/26		1,600	1,538,606
	GLP Capital LP/GLP Financing II, Inc.
	5.250%, 06/01/25		2,800	2,796,388
Goldman Sachs Group, Inc.
	3.375%, 03/27/25	EUR	3,500	3,633,298
	4.250%, 01/29/26	GBP	700	863,892
	Haleon U.K. Capital PLC
	3.125%, 03/24/25		5,800	5,787,447
	Hanesbrands, Inc.
Ω	4.875%, 05/15/26		2,500	2,480,180
	HCA, Inc.
	5.375%, 02/01/25		6,350	6,350,000
	Healthcare Realty Holdings LP
	3.500%, 08/01/26		5,000	4,899,013
	Hewlett Packard Enterprise Co.
	1.750%, 04/01/26		1,464	1,415,675

DFA Targeted Credit Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Holcim Finance Luxembourg SA
1.500%, 04/06/25	EUR	5,750	$5,950,324
HP, Inc.
2.200%, 06/17/25		2,000	1,981,310
Huntsman International LLC
4.500%, 05/01/29		2,000	1,912,220
Hyatt Hotels Corp.
4.850%, 03/15/26		1,796	1,797,252
Intel Corp.
3.400%, 03/25/25		360	359,298
International Flavors & Fragrances, Inc.
1.800%, 09/25/26	EUR	1,000	1,019,360
J.M. Smucker Co.
3.500%, 03/15/25		1,000	998,257
Jabil, Inc.
1.700%, 04/15/26		5,825	5,612,654
Jefferies Financial Group, Inc.
4.850%, 01/15/27		2,000	2,001,959
John Deere Capital Corp.
(r) SOFR + 0.440%, FRN, 4.869%, 03/06/26		2,100	2,104,495
(r) SOFR + 0.680%, FRN, 5.051%, 07/15/27		4,375	4,407,041
Johnson Controls International PLC
1.375%, 02/25/25	EUR	2,000	2,072,809
Kellanova
1.250%, 03/10/25	EUR	4,395	4,551,834
Kemper Corp.
4.350%, 02/15/25		722	721,795
Keurig Dr. Pepper, Inc., SOFR + 0.880%, FRN
(r) 5.273%, 03/15/27		1,500	1,512,293
KeyCorp, SOFR + 1.250%, FRN
(r) 5.713%, 05/23/25		5,090	5,092,670
Laboratory Corp. of America Holdings
1.550%, 06/01/26		1,914	1,836,577
Las Vegas Sands Corp.
2.900%, 06/25/25		3,000	2,973,441
Leggett & Platt, Inc.
3.500%, 11/15/27		1,221	1,161,997
Lennar Corp.
4.750%, 05/30/25		1,200	1,199,548
Lincoln National Corp.
3.350%, 03/09/25		1,000	998,368
LYB International Finance III LLC
1.250%, 10/01/25		316	308,634
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
ManpowerGroup, Inc.
	1.750%, 06/22/26	EUR	130	$132,612
Marathon Petroleum Corp.
	4.700%, 05/01/25		1,900	1,899,940
Marriott International, Inc.
	3.750%, 03/15/25		5,000	4,993,893
McKesson Corp.
	1.500%, 11/17/25	EUR	2,000	2,056,708
Micron Technology, Inc.
	4.975%, 02/06/26		1,500	1,500,799
National Rural Utilities Cooperative Finance Corp.
(r)	SOFR + 0.700%, FRN, 5.194%, 05/07/25		232	232,276
(r)	SOFR + 0.820%, FRN, 5.213%, 09/16/27		1,872	1,883,629
Netflix, Inc.
	5.875%, 02/15/25		3,000	3,000,137
NextEra Energy Capital Holdings, Inc.
	6.051%, 03/01/25		5,365	5,370,151
(r)	SOFR + 0.760%, FRN, 5.142%, 01/29/26		1,290	1,294,772
NextEra Energy Operating Partners LP
Ω	3.875%, 10/15/26		1,000	957,584
Nordstrom, Inc.
	6.950%, 03/15/28		2,246	2,310,732
NuStar Logistics LP
	5.750%, 10/01/25		3,100	3,106,247
Oracle Corp.
	2.500%, 04/01/25		900	896,921
	2.950%, 05/15/25		5,000	4,975,991
Ovintiv, Inc.
	5.650%, 05/15/25		1,112	1,114,178
Paramount Global
	4.200%, 06/01/29		2,200	2,090,132
Parker-Hannifin Corp.
	1.125%, 03/01/25	EUR	2,000	2,072,021
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.450%, 01/29/26		572	569,659
Ω	1.700%, 06/15/26		5,150	4,935,089
Philip Morris International, Inc.
	2.750%, 03/19/25	EUR	2,000	2,074,016
	1.500%, 05/01/25		160	158,838
Phillips 66 Co.
	3.605%, 02/15/25		170	169,872
PPG Industries, Inc.
	1.875%, 06/01/25	EUR	4,000	4,136,862
Principal Financial Group, Inc.
	3.400%, 05/15/25		639	636,759

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Prologis International Funding II SA
	1.876%, 04/17/25	EUR	1,000	$1,035,128
	Prologis LP
	3.000%, 06/02/26	EUR	2,100	2,182,013
	Public Storage Operating Co., SOFR + 0.600%, FRN
(r)	4.982%, 07/25/25		4,201	4,208,079
	QUALCOMM, Inc.
	3.450%, 05/20/25		173	172,470
	Revvity, Inc.
	1.875%, 07/19/26	EUR	6,000	6,140,900
	Rockies Express Pipeline LLC
Ω	3.600%, 05/15/25		2,300	2,279,846
	Ross Stores, Inc.
	4.600%, 04/15/25		3,000	3,000,171
	Royalty Pharma PLC
	1.200%, 09/02/25		3,986	3,902,981
	Sealed Air Corp.
Ω	5.500%, 09/15/25		2,500	2,494,593
	Sempra
	3.300%, 04/01/25		1,477	1,473,329
	Simon Property Group LP
	3.500%, 09/01/25		3,607	3,585,952
SLM Corp.
	4.200%, 10/29/25		500	498,981
	3.125%, 11/02/26		3,000	2,884,181
	State Street Corp., SOFR + 0.640%, FRN
(r)	5.017%, 10/22/27		180	180,505
	Steel Dynamics, Inc.
	2.400%, 06/15/25		100	99,153
	Synchrony Financial
	4.875%, 06/13/25		3,800	3,798,080
	Sysco Canada, Inc.
	3.650%, 04/25/25	CAD	900	619,414
	Taylor Morrison Communities, Inc.
Ω	5.875%, 06/15/27		400	403,428
	Truist Bank
	1.500%, 03/10/25		1,600	1,594,999
	Utah Acquisition Sub, Inc.
	3.950%, 06/15/26		2,759	2,718,556
	Ventas Realty LP
	4.125%, 01/15/26		2,500	2,482,387
	VMware LLC
	1.400%, 08/15/26		3,725	3,541,510
	Vontier Corp.
	1.800%, 04/01/26		3,500	3,364,675
	Vornado Realty LP
	2.150%, 06/01/26		6,100	5,832,773
Walgreens Boots Alliance, Inc.
	3.600%, 11/20/25	GBP	1,000	1,215,800
#	3.450%, 06/01/26		5,000	4,867,702
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Warnermedia Holdings, Inc.
	4.054%, 03/15/29		2,000	$1,877,594
Wells Fargo & Co.
	1.625%, 06/02/25	EUR	1,600	1,653,311
	2.000%, 07/28/25	GBP	1,440	1,760,725
	2.975%, 05/19/26	CAD	2,500	1,715,932
Western Digital Corp.
	4.750%, 02/15/26		3,000	2,982,340
Western Union Co.
	1.350%, 03/15/26		5,000	4,803,587
WP Carey, Inc.
	4.000%, 02/01/25		6,345	6,345,000
Zimmer Biomet Holdings, Inc.
	3.550%, 04/01/25		370	369,167
TOTAL UNITED STATES				377,240,871
TOTAL BONDS				685,576,354
U.S. TREASURY OBLIGATIONS — (4.3%)
U.S. Treasury Notes
(r)	3M USTMMR + 0.125%, FRN, 4.365%, 07/31/25		6,000	6,002,522
(r)	3M USTMMR + 0.170%, FRN, 4.410%, 10/31/25		13,000	13,013,777
(r)	3M USTMMR + 0.150%, FRN, 4.390%, 04/30/26		17,000	17,015,111
TOTAL U.S. TREASURY OBLIGATIONS				36,031,410
COMMERCIAL PAPER — (13.0%)
CANADA — (1.6%)
Canadian National Railway Co.
Ω	4.531%, 03/10/25		7,000	6,967,351
Ω	4.563%, 03/17/25		1,000	994,456
TELUS Corp.
Ω	4.614%, 04/09/25		1,000	991,387
Ω	4.614%, 04/09/25		4,000	3,965,547
TOTAL CANADA				12,918,741
FRANCE — (1.1%)
BPCE SA
Ω	4.497%, 04/28/25		1,500	1,484,090
TotalEnergies Capital SA
Ω	4.436%, 02/24/25		2,000	1,994,204
Ω	4.439%, 02/25/25		6,095	6,076,597
TOTAL FRANCE				9,554,891

DFA Targeted Credit Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

GERMANY — (0.5%)
BASF SE
Ω	4.566%, 03/31/25	4,275	$4,242,703
UNITED KINGDOM — (1.9%)
Experian Finance PLC
Ω	4.558%, 02/12/25	500	499,261
Lloyds Bank PLC
	4.463%, 05/05/25	8,000	7,908,925
LSEGA Financing PLC
Ω	4.497%, 02/13/25	7,500	7,487,996
TOTAL UNITED KINGDOM			15,896,182
UNITED STATES — (7.9%)
Ameren Corp.
	4.613%, 02/21/25	4,000	3,989,554
Archer-Daniels-Midland Co.
Ω	4.457%, 03/11/25	7,750	7,713,379
Boston Properties LP
Ω	4.630%, 02/06/25	2,000	1,998,497
Consolidated Edison Co. of New York, Inc.
Ω	4.704%, 02/04/25	2,000	1,999,005
Ω	4.710%, 02/27/25	4,000	3,986,443
CRH America Finance, Inc.
Ω	4.603%, 03/20/25	4,500	4,472,688
Duke Energy Corp.
Ω	4.580%, 03/24/25	5,000	4,967,466
Entergy Corp.
Ω	4.731%, 02/28/25	5,000	4,982,364
Eversource Energy
Ω	4.705%, 02/11/25	3,000	2,995,938
Glencore Funding LLC
ΔΩ	0.000%, 03/20/25	2,500	2,484,916
Harley-Davidson Financial Services, Inc.
Ω	5.077%, 02/13/25	2,500	2,495,838
Ω	5.075%, 03/04/25	1,000	995,828
HSBC USA, Inc.
Ω	4.725%, 05/19/25	3,251	3,207,209
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Intesa Sanpaolo Funding LLC
	4.833%, 06/13/25	750	$736,811
Marriott International, Inc.
Ω	4.612%, 03/20/25	1,000	993,931
National Rural Utilities Cooperative Finance Corp.
	4.543%, 03/10/25	4,000	3,981,664
Parker-Hannifin Corp.
Ω	4.792%, 02/03/25	3,000	2,998,881
Ω	4.727%, 02/20/25	2,500	2,493,739
Sherwin-Williams Co.
Ω	4.542%, 02/19/25	4,000	3,990,637
Southern Co.
Ω	4.577%, 02/04/25	2,500	2,498,757
Stanley Black & Decker, Inc.
Ω	4.679%, 02/24/25	2,000	1,993,840
Walt Disney Co.
Ω	4.465%, 04/01/25	250	248,196
TOTAL UNITED STATES			66,225,581
TOTAL COMMERCIAL PAPER (Cost $108,850,536)			108,838,098
TOTAL INVESTMENT SECURITIES (Cost $837,397,247)			830,445,862

		Shares
SECURITIES LENDING COLLATERAL — (0.8%)
@§	The DFA Short Term Investment Fund	597,656	6,913,682
TOTAL INVESTMENTS — (100.0%)
(Cost $844,310,331)^^			$837,359,544
As of January 31, 2025, DFA Targeted Credit Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	4,232,733	EUR	4,030,697	Australia and New Zealand Bank	02/10/25	$50,174
USD	19,750,019	EUR	18,280,782	State Street Bank and Trust	02/10/25	780,485
USD	4,883,761	CAD	7,025,447	Citibank, N.A.	02/19/25	46,634
USD	9,238,928	CAD	12,909,444	State Street Bank and Trust	02/19/25	350,580
GBP	1,996,565	USD	2,430,052	Citibank, N.A.	03/24/25	45,091
USD	10,327,621	GBP	8,249,137	State Street Bank and Trust	03/24/25	101,158

DFA Targeted Credit Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	53,717,905	EUR	51,199,875	Royal Bank of Canada	04/02/25	$457,972
GBP	603,486	USD	743,563	Citibank, N.A.	04/10/25	4,537
USD	13,753,203	CAD	19,668,268	Citibank, N.A.	04/17/25	176,847
USD	54,134,143	EUR	51,856,899	Australia and New Zealand Bank	04/25/25	124,999
Total Appreciation						$2,138,477
CAD	1,328,074	USD	939,998	Bank of America Corp.	02/19/25	$(25,599)
USD	9,479,889	GBP	7,687,182	Citibank, N.A.	04/10/25	(49,387)
CAD	234,998	USD	163,519	Citibank, N.A.	04/17/25	(1,308)
USD	55,816,197	EUR	53,659,204	Australia and New Zealand Bank	04/23/25	(64,104)
EUR	2,181,322	USD	2,282,432	State Street Bank and Trust	04/23/25	(10,819)
Total (Depreciation)						$(151,217)
Total Appreciation (Depreciation)						$1,987,260
As of January 31, 2025, the value of Rule 144A securities amounted to $181,686,311 or 21.4% of net assets.
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$9,497,839	—	$9,497,839
Belgium	—	6,914,807	—	6,914,807
Canada	—	48,284,676	—	48,284,676
Denmark	—	10,532,393	—	10,532,393
France	—	28,615,067	—	28,615,067
Germany	—	43,389,313	—	43,389,313
Ireland	—	5,969,938	—	5,969,938
Italy	—	12,056,629	—	12,056,629
Japan	—	53,699,059	—	53,699,059
Luxembourg	—	2,421,043	—	2,421,043
Netherlands	—	12,746,796	—	12,746,796
Spain	—	21,707,709	—	21,707,709
Sweden	—	6,736,807	—	6,736,807
Switzerland	—	4,828,333	—	4,828,333
United Kingdom	—	40,935,074	—	40,935,074
United States	—	377,240,871	—	377,240,871
U.S. Treasury Obligations	—	36,031,410	—	36,031,410
Commercial Paper	—	108,838,098	—	108,838,098
Securities Lending Collateral	—	6,913,682	—	6,913,682
Total Investments in Securities	—	$837,359,544	—	$837,359,544

DFA Targeted Credit Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Assets
Forward Currency Contracts**	—	$2,138,477	—	$2,138,477
Liabilities
Forward Currency Contracts**	—	(151,217)	—	(151,217)
Total Financial Instruments	—	$1,987,260	—	$1,987,260
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Investment Grade Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (12.8%)
Federal Farm Credit Banks Funding Corp.
	2.630%, 08/03/26		5,760	$5,622,122
Federal Home Loan Banks
	3.125%, 09/12/25		10,000	9,930,317
	5.750%, 06/12/26		6,000	6,118,050
	2.500%, 12/10/27		4,000	3,814,999
	3.000%, 03/10/28		30,815	29,678,602
	3.250%, 06/09/28		109,035	105,619,760
	3.250%, 11/16/28		91,250	88,204,884
	2.125%, 09/14/29		10,000	9,085,147
	2.125%, 12/14/29		23,735	21,348,953
	5.500%, 07/15/36		22,355	23,793,321
Federal Home Loan Mortgage Corp.
#	6.750%, 09/15/29		76,476	84,184,983
#	6.750%, 03/15/31		100,575	112,707,039
#	6.250%, 07/15/32		85,446	94,888,064
Federal National Mortgage Association
	2.125%, 04/24/26		86,000	83,916,315
	1.875%, 09/24/26		116,529	112,368,139
#	0.750%, 10/08/27		66,250	60,529,375
#	6.250%, 05/15/29		102,508	110,222,504
	7.125%, 01/15/30		72,196	80,992,317
#	7.250%, 05/15/30		72,729	82,480,318
#	0.875%, 08/05/30		209,150	173,774,463
	6.625%, 11/15/30		93,212	103,600,798
Tennessee Valley Authority
	2.875%, 02/01/27		31,804	30,959,432
	7.125%, 05/01/30		70,383	78,948,451
	4.650%, 06/15/35		5,000	4,974,524
#	3.500%, 12/15/42		15,000	12,135,883
TOTAL AGENCY OBLIGATIONS				1,529,898,760
BONDS — (49.0%)
AUSTRALIA — (5.1%)
APA Infrastructure Ltd.
Ω	5.000%, 03/23/35		4,000	3,770,361
Australia & New Zealand Banking Group Ltd.
(r)	3M Swap + 0.750%, FRN, 5.189%, 09/11/26	AUD	10,000	6,240,686
(r)Ω	SOFR + 0.810%, FRN, 4.810%, 01/18/27		9,500	9,566,376
(r)	3M Swap + 0.970%, FRN, 5.387%, 05/12/27	AUD	7,000	4,385,627
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
(r)	3M Euribor + 0.400%, FRN, 3.413%, 05/21/27	EUR	44,770	$46,491,323
(r)	3M Swap + 0.700%, FRN, 5.168%, 06/18/27	AUD	15,100	9,404,191
(r)	SOFR + 0.680%, FRN, 5.047%, 07/16/27		19,481	19,559,995
(r)Ω	SOFR + 0.650%, FRN, 5.020%, 09/30/27		9,000	9,034,020
	5.350%, 11/04/27	AUD	35,090	22,304,117
(r)	3M Swap + 1.200%, FRN, 5.621%, 11/04/27	AUD	10,000	6,303,229
(r)	3M Swap + 0.670%, FRN, 5.130%, 12/15/27	AUD	9,000	5,596,307
	4.950%, 09/11/28	AUD	25,130	15,808,612
	4.950%, 02/05/29	AUD	7,800	4,904,832
BHP Billiton Finance USA Ltd.
	4.125%, 02/24/42		730	613,729
	5.000%, 09/30/43		6,100	5,672,382
Commonwealth Bank of Australia
(r)Ω	SOFR + 0.400%, FRN, 4.760%, 07/07/25		15,000	15,011,640
	4.200%, 08/18/25	AUD	5,000	3,104,086
(r)	3M Swap + 0.750%, FRN, 5.176%, 08/17/26	AUD	10,850	6,771,010
	2.400%, 01/14/27	AUD	4,500	2,692,654
	4.400%, 08/18/27	AUD	6,120	3,800,504
	5.000%, 01/13/28	AUD	12,640	7,958,166
	4.900%, 08/17/28	AUD	41,750	26,233,961
Glencore Funding LLC
Ω	2.500%, 09/01/30		4,100	3,575,734
Ω	2.850%, 04/27/31		33,500	29,190,723
Ω	2.625%, 09/23/31		9,800	8,306,953
Macquarie Bank Ltd., 3M Euribor + 0.440%, FRN
(r)	3.303%, 12/18/26	EUR	9,005	9,350,263
National Australia Bank Ltd.
	2.350%, 02/25/25	AUD	11,100	6,891,426
	3.900%, 05/30/25	AUD	1,208	749,376
(r)	3M Swap + 0.410%, FRN, 4.825%, 08/24/26	AUD	19,900	12,355,745

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
(r)	3M Swap + 0.850%, FRN, 5.276%, 11/16/26	AUD	19,000	$11,875,140
	2.900%, 02/25/27	AUD	4,750	2,865,221
(r)	3M Swap + 0.720%, FRN, 5.135%, 02/25/27	AUD	53,140	33,128,978
(r)	3M Swap + 0.700%, FRN, 5.113%, 05/10/27	AUD	5,738	3,573,450
(r)Ω	SOFR + 0.620%, FRN, 5.018%, 06/11/27		5,000	5,015,540
	4.950%, 11/25/27	AUD	23,090	14,528,030
	4.400%, 05/12/28	AUD	5,640	3,491,100
(r)	3M Swap + 1.000%, FRN, 5.417%, 05/12/28	AUD	15,500	9,709,200
	5.400%, 11/16/28	AUD	5,000	3,193,890
	4.850%, 03/22/29	AUD	30,000	18,791,813
Rio Tinto Finance USA Ltd.
	5.200%, 11/02/40		1,200	1,157,363
Westpac Banking Corp.
	2.700%, 03/17/25	AUD	1,700	1,054,571
	4.600%, 02/16/26	AUD	10,000	6,228,750
(r)	SOFR + 0.420%, FRN, 4.717%, 04/16/26		4,700	4,700,552
(r)	3M Swap + 0.750%, FRN, 5.163%, 08/10/26	AUD	23,500	14,663,275
(r)	3M Swap + 0.700%, FRN, 4.990%, 01/25/27	AUD	16,900	10,531,315
	5.300%, 11/11/27	AUD	7,300	4,628,179
	4.800%, 02/16/28	AUD	12,000	7,513,219
(r)	3M Swap + 0.980%, FRN, 5.406%, 02/16/28	AUD	17,200	10,774,935
	5.000%, 09/19/28	AUD	45,000	28,348,305
	5.000%, 01/15/29	AUD	46,600	29,360,301
(r)	3M Swap + 1.000%, FRN, 5.358%, 01/15/29	AUD	8,300	5,203,403
(r)	SOFR + 0.810%, FRN, 5.177%, 04/16/29		20,986	21,050,637
#	2.150%, 06/03/31		56,200	48,084,996
TOTAL AUSTRALIA				605,120,191
BELGIUM — (0.2%)
Anheuser-Busch InBev Worldwide, Inc.
	5.875%, 06/15/35		2,846	2,991,289
	5.450%, 01/23/39		12,986	12,942,317
			Face Amount^	Value†
			(000)

BELGIUM — (Continued)
	4.950%, 01/15/42		5,000	$4,643,923
	TOTAL BELGIUM			20,577,529
CANADA — (2.2%)
	Alimentation Couche-Tard, Inc.
Ω	3.439%, 05/13/41		15,600	11,553,885
	Bank of Nova Scotia
	2.450%, 02/02/32		24,575	20,678,498
Barrick North America Finance LLC
	5.700%, 05/30/41		4,500	4,424,842
	5.750%, 05/01/43		4,000	3,965,856
	Brookfield Finance, Inc.
	4.350%, 04/15/30		5,000	4,837,061
Canadian Imperial Bank of Commerce
(r)	SOFR + 0.940%, FRN, 5.316%, 06/28/27		16,394	16,503,703
	6.092%, 10/03/33		4,800	5,031,399
Canadian Natural Resources Ltd.
	2.950%, 07/15/30		12,722	11,364,425
	5.850%, 02/01/35		3,000	2,990,250
	6.250%, 03/15/38		6,000	6,139,214
	6.750%, 02/01/39		5,000	5,290,603
	CPPIB Capital, Inc.
	4.400%, 01/15/29	AUD	15,000	9,328,297
	Emera U.S. Finance LP
	2.639%, 06/15/31		3,000	2,564,276
	Enbridge Energy Partners LP
	7.500%, 04/15/38		7,825	8,906,941
	Export Development Canada, SOFR + 0.330%, FRN
(r)	4.712%, 08/01/28		17,980	17,998,519
	Fairfax Financial Holdings Ltd.
	3.375%, 03/03/31		3,400	3,038,980
	Nutrien Ltd.
	3.000%, 04/01/25		3,460	3,450,199
	Province of Alberta
	3.600%, 04/11/28	AUD	2,900	1,748,103
Rogers Communications, Inc.
	7.500%, 08/15/38		2,500	2,831,557
	4.500%, 03/15/42		3,000	2,517,698
Royal Bank of Canada
	3.403%, 03/24/25	CAD	4,200	2,891,465
(r)	SOFR + 1.080%, FRN, 5.457%, 07/20/26		6,000	6,050,534
	5.000%, 01/24/28	GBP	6,100	7,632,667
	5.000%, 02/01/33		5,000	4,936,279

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

CANADA — (Continued)
Suncor Energy, Inc.
	6.800%, 05/15/38		5,585	$5,979,410
	6.850%, 06/01/39		3,000	3,240,715
Toronto-Dominion Bank
	3.200%, 03/10/32		40,300	35,374,058
	4.456%, 06/08/32		19,550	18,567,242
TransCanada PipeLines Ltd.
	4.625%, 03/01/34		20,566	19,211,989
	6.200%, 10/15/37		3,000	3,096,618
	7.250%, 08/15/38		7,000	7,861,512
	6.100%, 06/01/40		400	406,398
TOTAL CANADA				260,413,193
FINLAND — (0.0%)
Nordea Bank Abp
(r)Ω	SOFR + 0.740%, FRN, 5.119%, 03/19/27		2,925	2,937,916
FRANCE — (0.2%)
BNP Paribas SA
Ω	4.400%, 08/14/28		2,200	2,151,959
Credit Agricole SA
(r)Ω	SOFR + 0.870%, FRN, 5.272%, 03/11/27		2,000	2,006,776
Ω	5.514%, 07/05/33		4,600	4,647,256
Societe Generale SA
#Ω	3.000%, 01/22/30		5,000	4,485,297
TotalEnergies Capital International SA
	2.986%, 06/29/41		9,927	7,139,542
TOTAL FRANCE				20,430,830
GERMANY — (0.7%)
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25		1,053	1,053,423
Ω	4.375%, 12/15/28		10,200	9,856,252
Ω	3.600%, 07/15/42		595	400,074
Daimler Truck Finance North America LLC
	5.500%, 09/20/33		5,000	5,002,847
E.ON International Finance BV
Ω	6.650%, 04/30/38		9,000	9,562,132
Heidelberg Materials AG
	1.500%, 02/07/25	EUR	4,000	4,149,166
Kreditanstalt fuer Wiederaufbau
	4.300%, 07/13/27	AUD	10,000	6,241,370
	4.200%, 02/08/29	AUD	4,000	2,482,174
Mercedes-Benz Finance North America LLC
	8.500%, 01/18/31		10,899	12,776,935
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
Siemens Financieringsmaatschappij NV
Ω	2.875%, 03/11/41		6,161	$4,476,570
T-Mobile USA, Inc.
	4.375%, 04/15/40		8,000	6,951,160
	3.000%, 02/15/41		400	285,729
Traton Finance Luxembourg SA
	0.125%, 03/24/25	EUR	4,800	4,961,147
Volkswagen Group of America Finance LLC
Ω	5.900%, 09/12/33		14,800	14,948,348
TOTAL GERMANY				83,147,327
HONG KONG — (0.0%)
Prudential Funding Asia PLC
	3.125%, 04/14/30		700	640,885
	3.625%, 03/24/32		3,800	3,449,465
TOTAL HONG KONG				4,090,350
IRELAND — (0.0%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.850%, 10/29/41		3,309	2,604,550
ITALY — (0.2%)
Enel Finance International NV
Ω	5.500%, 06/26/34		10,000	9,876,167
Eni SpA
Ω	5.700%, 10/01/40		2,000	1,886,903
Intesa Sanpaolo SpA
Ω	4.000%, 09/23/29		15,800	14,951,203
TOTAL ITALY				26,714,273
JAPAN — (2.2%)
7-Eleven, Inc.
Ω	1.800%, 02/10/31		11,653	9,513,975
Ω	2.500%, 02/10/41		36,203	23,318,813
American Honda Finance Corp., SOFR + 0.710%, FRN
(r)	4.997%, 07/09/27		8,882	8,907,443
Japan Government Five Year Bonds
	0.300%, 12/20/28	JPY	2,000,000	12,634,837
	0.500%, 06/20/29	JPY	2,000,000	12,693,055
Japan Government Ten Year Bonds
	0.100%, 09/20/28	JPY	5,100,000	32,044,882
	0.100%, 12/20/28	JPY	1,500,000	9,401,754
	0.100%, 06/20/29	JPY	2,100,000	13,092,995

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

JAPAN — (Continued)
Japan Government Twenty Year Bonds
	2.100%, 06/20/29	JPY	1,000,000	$6,787,001
Mitsubishi UFJ Financial Group, Inc.
	3.741%, 03/07/29		300	288,225
	3.195%, 07/18/29		4,977	4,626,384
	2.048%, 07/17/30		13,330	11,427,509
#	4.286%, 07/26/38		400	364,366
	3.751%, 07/18/39		11,191	9,435,679
Nomura Holdings, Inc.
	3.103%, 01/16/30		10,062	9,113,038
	2.679%, 07/16/30		3,600	3,155,449
	2.608%, 07/14/31		10,000	8,480,410
NTT Finance Corp.
	0.010%, 03/03/25	EUR	1,500	1,552,755
ORIX Corp.
	2.250%, 03/09/31		8,700	7,381,213
Sumitomo Mitsui Financial Group, Inc.
(r)	SOFR + 1.170%, FRN, 5.530%, 07/09/29		21,250	21,478,650
	3.040%, 07/16/29		17,527	16,131,853
	2.130%, 07/08/30		13,450	11,563,818
	2.222%, 09/17/31		9,265	7,751,180
#	5.808%, 09/14/33		5,000	5,179,172
#	2.296%, 01/12/41		7,700	5,119,556
Takeda Pharmaceutical Co. Ltd.
	5.650%, 07/05/44		10,000	9,876,177
TOTAL JAPAN				261,320,189
NETHERLANDS — (1.0%)
ABN AMRO Bank NV, 3M Euribor + 0.600%, FRN
(r)	3.385%, 01/15/27	EUR	20,300	21,210,433
BNG Bank NV
	3.500%, 07/19/27	AUD	5,834	3,563,271
	3.300%, 07/17/28	AUD	10,000	6,016,626
Cooperatieve Rabobank UA
(r)	SOFR + 0.710%, FRN, 5.080%, 01/09/26		10,500	10,541,195
(r)	3M Swap + 0.880%, FRN, 5.303%, 05/22/26	AUD	500	312,277
(r)	3M Swap + 0.730%, FRN, 5.020%, 01/27/27	AUD	1,600	996,500
(r)	3M Swap + 0.870%, FRN, 5.288%, 02/26/27	AUD	11,600	7,243,162
			Face Amount^	Value†
			(000)

NETHERLANDS — (Continued)
(r)	SOFR + 0.710%, FRN, 5.128%, 03/05/27		5,500	$5,519,815
(r)	3M Swap + 0.750%, FRN, 5.168%, 05/26/28	AUD	2,000	1,239,670
(r)	3M Swap + 1.150%, FRN, 5.573%, 11/21/28	AUD	25,000	15,704,296
	5.051%, 02/26/29	AUD	25,730	16,189,255
(r)	3M Swap + 1.030%, FRN, 5.448%, 02/26/29	AUD	5,700	3,564,066
	5.250%, 05/24/41		6,500	6,343,383
Heineken NV
Ω	4.000%, 10/01/42		4,400	3,610,548
ING Groep NV
	4.050%, 04/09/29		4,000	3,854,772
Nederlandse Waterschapsbank NV
	3.400%, 07/22/25	AUD	4,100	2,537,480
	3.450%, 07/17/28	AUD	25,100	15,176,320
TOTAL NETHERLANDS				123,623,069
NEW ZEALAND — (0.1%)
New Zealand Local Government Funding Agency Bonds
	4.700%, 08/01/28	AUD	19,638	12,323,341
NORWAY — (0.1%)
Equinor ASA
	1.750%, 01/22/26		3,000	2,927,018
	5.100%, 08/17/40		400	387,960
Kommunalbanken AS
	4.250%, 07/16/25	AUD	1,000	621,264
	4.350%, 01/18/28	AUD	12,000	7,475,320
	3.400%, 07/24/28	AUD	1,692	1,020,990
TOTAL NORWAY				12,432,552
SINGAPORE — (0.0%)
United Overseas Bank Ltd.
(r)	3M Swap + 0.720%, FRN, 5.060%, 04/16/27	AUD	8,200	5,107,167
SPAIN — (0.5%)
Banco Bilbao Vizcaya Argentaria SA
	3.375%, 09/20/27	EUR	15,000	15,845,927
Banco Santander SA
	3.800%, 02/23/28		4,800	4,633,239
	3.490%, 05/28/30		4,000	3,664,272
Telefonica Emisiones SA
	7.045%, 06/20/36		13,000	14,294,723

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SPAIN — (Continued)
Telefonica Europe BV
	8.250%, 09/15/30		16,567	$18,861,979
TOTAL SPAIN				57,300,140
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.4%)
African Development Bank
	3.300%, 07/27/27	AUD	5,000	3,042,071
	3.350%, 08/08/28	AUD	10,400	6,262,851
Asian Development Bank
	3.300%, 08/08/28	AUD	5,000	3,016,208
European Bank for Reconstruction & Development
(r)	SOFR + 0.330%, FRN, 4.797%, 02/20/28		30,400	30,446,512
(r)	SOFR + 0.300%, FRN, 4.764%, 02/16/29		3,772	3,767,352
European Investment Bank, SONIA + 1.000%, FRN
(r)	5.727%, 09/08/25	GBP	7,200	8,974,055
Inter-American Development Bank
(r)	SOFR + 0.350%, FRN, 4.724%, 10/04/27		3,000	3,001,432
(r)	SOFR + 0.300%, FRN, 4.782%, 02/15/29		34,000	33,949,680
(r)	SOFR + 0.370%, FRN, 4.752%, 08/01/29		10,000	10,008,712
International Bank for Reconstruction & Development
(r)	SOFR + 0.270%, FRN, 4.672%, 06/15/27		45,000	45,010,376
(r)	SOFR + 0.430%, FRN, 4.900%, 08/19/27		22,500	22,592,442
International Finance Corp.
	0.750%, 05/24/28	AUD	5,000	2,780,522
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				172,852,213
SWEDEN — (0.2%)
Svenska Handelsbanken AB
(r)	3M Swap + 0.450%, FRN, 4.873%, 03/04/26	AUD	5,550	3,447,674
			Face Amount^	Value†
			(000)

SWEDEN — (Continued)
(r)	SOFR + 1.250%, FRN, 1.300%, 06/15/26		3,450	$3,490,774
(r)	3M Euribor + 0.450%, FRN, 3.331%, 03/08/27	EUR	10,800	11,238,320
TOTAL SWEDEN				18,176,768
SWITZERLAND — (0.0%)
UBS AG
	0.010%, 03/31/26	EUR	2,000	2,014,957
UNITED KINGDOM — (1.0%)
Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		4,750	3,990,515
Ω	5.950%, 10/15/33		6,500	6,576,416
AstraZeneca PLC
	6.450%, 09/15/37		3,700	4,065,374
Barclays PLC
	3.650%, 03/16/25		12,580	12,562,430
BAT Capital Corp.
	4.906%, 04/02/30		20,100	19,901,685
	7.079%, 08/02/43		5,000	5,430,765
Diageo Capital PLC
	2.125%, 04/29/32		2,555	2,097,863
HSBC Holdings PLC
	4.950%, 03/31/30		12,200	12,147,101
#	6.100%, 01/14/42		7,000	7,475,568
Lloyds Banking Group PLC
	3.750%, 01/11/27		2,730	2,679,885
LSEGA Financing PLC
Ω	3.200%, 04/06/41		35,202	26,029,950
Mead Johnson Nutrition Co.
	4.600%, 06/01/44		2,717	2,368,423
Motability Operations Group PLC
	0.875%, 03/14/25	EUR	6,323	6,545,498
RELX Capital, Inc.
	4.750%, 05/20/32		3,633	3,559,411
Reynolds American, Inc.
	7.250%, 06/15/37		585	643,284
Vodafone Group PLC
#	7.875%, 02/15/30		690	781,999
TOTAL UNITED KINGDOM				116,856,167
UNITED STATES — (33.9%)
3M Co.
#	5.700%, 03/15/37		3,500	3,624,727
Abbott Laboratories
	2.950%, 03/15/25		5,200	5,190,702
	4.750%, 04/15/43		40,000	37,527,434
AbbVie, Inc.
	4.500%, 05/14/35		1,000	940,267
	4.300%, 05/14/36		5,000	4,579,207

DFA Investment Grade Portfolio
CONTINUED
	Face Amount^	Value†
	(000)

UNITED STATES — (Continued)
4.400%, 11/06/42	13,262	$11,552,853
Acuity Brands Lighting, Inc.
2.150%, 12/15/30	1,642	1,404,987
AEP Texas, Inc.
4.700%, 05/15/32	20,000	19,170,088
Aetna, Inc.
6.750%, 12/15/37	8,500	8,986,964
4.500%, 05/15/42	2,800	2,275,659
Affiliated Managers Group, Inc.
3.300%, 06/15/30	20,900	19,131,077
Air Products & Chemicals, Inc.
2.700%, 05/15/40	400	287,352
Alabama Power Co.
5.500%, 03/15/41	17,061	16,605,398
Allegion PLC
3.500%, 10/01/29	10,000	9,382,606
Allstate Corp.
5.250%, 03/30/33	4,400	4,378,715
5.350%, 06/01/33	7,000	7,010,523
Alphabet, Inc.
1.900%, 08/15/40	4,000	2,617,854
Altria Group, Inc.
3.400%, 05/06/30	10,700	9,850,741
2.450%, 02/04/32	27,231	22,476,171
3.400%, 02/04/41	16,800	12,185,572
4.250%, 08/09/42	8,400	6,713,861
4.500%, 05/02/43	9,100	7,462,882
Amazon.com, Inc.
2.875%, 05/12/41	10,000	7,367,592
Amcor Flexibles North America, Inc.
2.630%, 06/19/30	2,500	2,198,356
Amdocs Ltd.
2.538%, 06/15/30	2,000	1,755,606
American Express Co.
3.300%, 05/03/27	4,396	4,273,936
American Tower Corp.
2.700%, 04/15/31	300	260,634
2.300%, 09/15/31	6,375	5,333,482
4.050%, 03/15/32	2,325	2,159,962
Ameriprise Financial, Inc.
4.500%, 05/13/32	8,200	7,912,070
Amgen, Inc.
2.300%, 02/25/31	3,400	2,916,934
2.000%, 01/15/32	9,200	7,519,087
3.350%, 02/22/32	14,200	12,698,925
3.150%, 02/21/40	26,545	19,855,860
2.800%, 08/15/41	26,250	18,405,176
5.600%, 03/02/43	10,000	9,804,322
Analog Devices, Inc.
3.450%, 06/15/27	3,531	3,448,734
2.800%, 10/01/41	2,200	1,565,667
Aon Corp.
4.500%, 12/15/28	2,300	2,269,936
2.800%, 05/15/30	12,400	11,122,607
	Face Amount^	Value†
	(000)

UNITED STATES — (Continued)
6.250%, 09/30/40	3,400	$3,545,540
Appalachian Power Co.
4.400%, 05/15/44	4,000	3,259,406
Apple, Inc.
2.375%, 02/08/41	6,800	4,693,713
3.850%, 05/04/43	3,500	2,902,692
Applied Materials, Inc.
5.850%, 06/15/41	400	417,360
Arizona Public Service Co.
3.150%, 05/15/25	9,580	9,530,794
2.600%, 08/15/29	4,846	4,389,944
2.200%, 12/15/31	31,150	25,764,573
5.050%, 09/01/41	400	363,160
Arrow Electronics, Inc.
3.875%, 01/12/28	11,938	11,550,515
Assurant, Inc.
2.650%, 01/15/32	4,000	3,335,212
Assured Guaranty U.S. Holdings, Inc.
# 3.150%, 06/15/31	4,600	4,072,923
AT&T, Inc.
2.550%, 12/01/33	18,868	15,230,678
3.500%, 06/01/41	39,700	30,454,017
4.300%, 12/15/42	3,000	2,509,465
Avnet, Inc.
4.625%, 04/15/26	4,760	4,742,698
3.000%, 05/15/31	17,500	15,010,965
5.500%, 06/01/32	13,180	12,981,059
AXIS Specialty Finance PLC
4.000%, 12/06/27	19,920	19,366,159
Baker Hughes Holdings LLC
5.125%, 09/15/40	5,677	5,413,339
Bank of America Corp.
5.875%, 02/07/42	31,457	32,853,326
Bank of New York Mellon Corp.
1.600%, 04/24/25	14,050	13,956,982
Berkshire Hathaway Finance Corp.
# 1.850%, 03/12/30	17,500	15,329,523
1.450%, 10/15/30	73,603	62,008,710
2.875%, 03/15/32	3,000	2,648,755
5.750%, 01/15/40	8,956	9,408,114
4.300%, 05/15/43	1,900	1,639,441
Berkshire Hathaway, Inc.
3.125%, 03/15/26	8,285	8,175,652
# 4.500%, 02/11/43	3,500	3,196,351
Best Buy Co., Inc.
4.450%, 10/01/28	17,493	17,279,300
1.950%, 10/01/30	11,700	9,913,674
Biogen, Inc.
2.250%, 05/01/30	19,087	16,622,309
Black Hills Corp.
2.500%, 06/15/30	2,250	1,970,906
4.350%, 05/01/33	5,728	5,296,657

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Blackrock, Inc.
	2.400%, 04/30/30	31,033	$27,667,402
	1.900%, 01/28/31	22,957	19,502,321
Boardwalk Pipelines LP
	3.600%, 09/01/32	9,310	8,185,240
Boeing Co.
	2.500%, 03/01/25	6,399	6,382,348
	3.200%, 03/01/29	317	293,513
	2.950%, 02/01/30	5,140	4,611,272
	3.600%, 05/01/34	1,710	1,451,261
	3.550%, 03/01/38	1,239	947,321
Boston Scientific Corp.
	4.550%, 03/01/39	1,264	1,163,101
BP Capital Markets America, Inc.
#	2.721%, 01/12/32	1,500	1,290,119
	3.060%, 06/17/41	52,100	37,733,312
Brighthouse Financial, Inc.
#	5.625%, 05/15/30	2,500	2,569,459
Bristol-Myers Squibb Co.
	4.125%, 06/15/39	21,400	18,553,977
	2.350%, 11/13/40	1,800	1,204,990
	3.550%, 03/15/42	3,800	2,956,472
	4.500%, 03/01/44	400	347,590
Brixmor Operating Partnership LP
	4.050%, 07/01/30	5,600	5,295,441
Broadcom, Inc.
	4.300%, 11/15/32	31,000	29,166,865
Ω	2.600%, 02/15/33	200	164,898
Ω	3.419%, 04/15/33	200	174,876
Ω	3.469%, 04/15/34	5,000	4,320,580
Ω	3.137%, 11/15/35	17,502	14,225,479
Ω	4.926%, 05/15/37	1,000	945,219
Ω	3.500%, 02/15/41	8,150	6,299,921
Brown & Brown, Inc.
	2.375%, 03/15/31	3,000	2,531,907
Burlington Northern Santa Fe LLC
	6.150%, 05/01/37	800	860,251
	5.750%, 05/01/40	400	412,852
	5.050%, 03/01/41	400	379,005
	5.400%, 06/01/41	400	393,422
	4.950%, 09/15/41	400	373,774
	4.400%, 03/15/42	400	349,241
	5.150%, 09/01/43	400	383,017
Capital One Financial Corp.
	3.800%, 01/31/28	3,600	3,491,946
Carrier Global Corp.
	2.700%, 02/15/31	1,600	1,399,826
Caterpillar, Inc.
	3.803%, 08/15/42	800	650,781
Cencora, Inc.
	2.800%, 05/15/30	29,384	26,450,426
CenterPoint Energy Resources Corp.
	4.000%, 04/01/28	4,478	4,357,961
	Face Amount^	Value†
	(000)

UNITED STATES — (Continued)
5.850%, 01/15/41	4,744	$4,778,214
Charles Schwab Corp.
3.000%, 03/10/25	9,777	9,762,666
3.625%, 04/01/25	3,758	3,752,423
1.950%, 12/01/31	700	574,474
2.900%, 03/03/32	14,300	12,362,370
Chevron Corp.
1.554%, 05/11/25	3,254	3,229,145
Choice Hotels International, Inc.
3.700%, 12/01/29	970	904,078
Chubb Corp.
6.000%, 05/11/37	400	424,007
6.500%, 05/15/38	400	439,612
Cigna Group
2.400%, 03/15/30	493	434,348
2.375%, 03/15/31	18,267	15,612,462
4.800%, 08/15/38	37,897	34,441,472
3.200%, 03/15/40	15,997	11,783,478
6.125%, 11/15/41	9,943	10,138,459
Cincinnati Financial Corp.
6.920%, 05/15/28	2,800	2,981,290
Cisco Systems, Inc.
5.500%, 01/15/40	5,000	5,057,385
Citigroup, Inc.
8.125%, 07/15/39	15,197	18,805,593
5.875%, 01/30/42	32,650	33,508,901
Clorox Co.
3.900%, 05/15/28	3,912	3,814,989
CME Group, Inc.
5.300%, 09/15/43	2,600	2,594,188
CNA Financial Corp.
4.500%, 03/01/26	13,822	13,779,957
3.900%, 05/01/29	850	814,277
5.500%, 06/15/33	5,000	5,017,731
CNO Financial Group, Inc.
5.250%, 05/30/29	4,800	4,769,977
Coca-Cola Co.
2.875%, 05/05/41	400	293,464
Comcast Corp.
# 4.250%, 01/15/33	15,667	14,615,061
7.050%, 03/15/33	14,000	15,633,761
4.200%, 08/15/34	400	366,689
6.500%, 11/15/35	400	433,641
3.200%, 07/15/36	400	322,923
3.900%, 03/01/38	1,200	1,012,097
4.600%, 10/15/38	5,700	5,149,445
6.550%, 07/01/39	400	430,011
3.250%, 11/01/39	3,000	2,277,814
3.750%, 04/01/40	24,900	20,095,858
4.650%, 07/15/42	1,000	869,662
Conagra Brands, Inc.
5.300%, 11/01/38	34,100	32,109,330
ConocoPhillips
5.900%, 05/15/38	400	411,877
6.500%, 02/01/39	800	868,794

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Consolidated Edison Co. of New York, Inc.
	5.300%, 03/01/35	400	$399,848
	6.750%, 04/01/38	400	440,981
	5.500%, 12/01/39	400	394,794
	5.700%, 06/15/40	400	401,276
	4.200%, 03/15/42	14,174	11,830,583
	3.950%, 03/01/43	7,400	5,903,865
Constellation Brands, Inc.
	3.150%, 08/01/29	5,800	5,358,451
Constellation Energy Generation LLC
	6.250%, 10/01/39	1,289	1,335,390
	5.750%, 10/01/41	2,300	2,237,321
Continental Resources, Inc.
	4.900%, 06/01/44	3,500	2,833,528
Corebridge Financial, Inc.
	4.350%, 04/05/42	400	333,658
Costco Wholesale Corp.
	1.600%, 04/20/30	8,754	7,525,719
Cox Communications, Inc.
Ω	3.850%, 02/01/25	6,790	6,790,000
Ω	4.800%, 02/01/35	10,552	9,586,896
Ω	4.700%, 12/15/42	4,700	3,764,783
Crown Castle, Inc.
	2.100%, 04/01/31	300	250,433
	2.900%, 04/01/41	19,205	13,494,660
CSL Finance PLC
Ω	4.625%, 04/27/42	2,032	1,789,389
CSX Corp.
	4.750%, 05/30/42	15,340	13,964,500
Cummins, Inc.
	4.875%, 10/01/43	15,876	14,649,977
CVS Health Corp.
	3.250%, 08/15/29	3,000	2,757,505
	4.780%, 03/25/38	9,500	8,344,334
	4.125%, 04/01/40	6,578	5,238,574
	5.300%, 12/05/43	1,000	886,574
	6.000%, 06/01/44	4,500	4,318,113
Deere & Co.
	3.900%, 06/09/42	400	333,036
Dell International LLC/EMC Corp.
	3.375%, 12/15/41	5,509	4,029,271
Devon Energy Corp.
	5.600%, 07/15/41	15,858	14,604,012
	4.750%, 05/15/42	3,400	2,821,637
DH Europe Finance II SARL
	3.250%, 11/15/39	400	311,147
Dick's Sporting Goods, Inc.
#	3.150%, 01/15/32	9,525	8,360,861
Dominion Energy, Inc.
	4.900%, 08/01/41	5,000	4,453,575
Dow Chemical Co.
	5.250%, 11/15/41	400	370,535
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
	4.375%, 11/15/42	2,116	$1,743,261
Duke Energy Corp.
	3.300%, 06/15/41	25,250	18,561,208
Duquesne Light Holdings, Inc.
Ω	2.532%, 10/01/30	1,500	1,304,399
Ω	2.775%, 01/07/32	641	536,449
Eastman Chemical Co.
	4.800%, 09/01/42	20,700	18,055,301
Eaton Corp.
	4.000%, 11/02/32	8,105	7,575,601
	4.150%, 11/02/42	3,000	2,545,716
Eaton Vance Corp.
	3.500%, 04/06/27	9,262	9,034,086
eBay, Inc.
	4.000%, 07/15/42	9,500	7,627,719
Ecolab, Inc.
	5.500%, 12/08/41	5,400	5,392,252
Elevance Health, Inc.
	5.950%, 12/15/34	11,300	11,738,637
	6.375%, 06/15/37	4,100	4,365,408
	4.625%, 05/15/42	25,970	22,665,421
	4.650%, 01/15/43	7,366	6,408,891
	5.100%, 01/15/44	1,200	1,097,656
Enbridge Energy Partners LP
	5.500%, 09/15/40	1,264	1,207,146
Energy Transfer LP
	6.050%, 06/01/41	400	397,640
	5.300%, 04/01/44	4,000	3,590,256
Enterprise Products Operating LLC
	6.875%, 03/01/33	1,400	1,545,757
	7.550%, 04/15/38	2,557	2,991,231
	6.125%, 10/15/39	5,717	5,968,990
	6.450%, 09/01/40	4,735	5,105,682
	5.950%, 02/01/41	2,617	2,694,032
	5.700%, 02/15/42	3,600	3,588,073
	4.850%, 08/15/42	2,400	2,165,442
	4.450%, 02/15/43	2,646	2,259,844
	4.850%, 03/15/44	9,000	8,079,190
Equifax, Inc.
	3.100%, 05/15/30	200	181,923
Equinix, Inc.
	3.200%, 11/18/29	2,500	2,306,508
	2.500%, 05/15/31	5,700	4,890,525
ERAC USA Finance LLC
Ω	5.625%, 03/15/42	400	396,954
Eversource Energy
	4.250%, 04/01/29	600	581,207
Exelon Corp.
	3.400%, 04/15/26	2,666	2,625,811
Extra Space Storage LP
	2.350%, 03/15/32	13,100	10,771,594
Exxon Mobil Corp.
	2.995%, 08/16/39	5,200	3,939,926
	4.227%, 03/19/40	18,200	15,908,194

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
FedEx Corp.
	4.900%, 01/15/34		2,075	$1,991,151
	3.900%, 02/01/35		2,800	2,433,962
	3.250%, 05/15/41		9,750	7,003,750
Fidelity National Financial, Inc.
	3.400%, 06/15/30		19,454	17,709,267
	2.450%, 03/15/31		1,800	1,524,734
	Fidelity National Information Services, Inc.
#	3.100%, 03/01/41		10,400	7,552,611
	First American Financial Corp.
	2.400%, 08/15/31		16,044	13,285,639
Flex Ltd.
	4.875%, 06/15/29		2,040	2,010,835
	4.875%, 05/12/30		4,000	3,927,364
	Flowserve Corp.
	2.800%, 01/15/32		29,138	24,813,071
	FMR LLC
Ω	4.950%, 02/01/33		2,400	2,355,419
Fortune Brands Innovations, Inc.
	3.250%, 09/15/29		3,900	3,612,910
	4.000%, 03/25/32		414	381,619
	Fox Corp.
	5.476%, 01/25/39		7,000	6,668,813
GATX Corp.
	3.250%, 03/30/25		3,170	3,160,220
	3.500%, 06/01/32		6,850	6,098,462
General Dynamics Corp.
	4.250%, 04/01/40		5,000	4,376,726
	2.850%, 06/01/41		400	286,022
General Motors Co.
	5.150%, 04/01/38		3,669	3,361,563
	6.250%, 10/02/43		1,800	1,765,998
General Motors Financial Co., Inc.
	1.694%, 03/26/25	EUR	4,600	4,764,206
	5.250%, 03/01/26		9,736	9,768,636
	3.600%, 06/21/30		6,000	5,515,717
	3.100%, 01/12/32		8,400	7,209,233
Georgia Power Co.
	4.300%, 03/15/42		20,400	17,290,988
	4.300%, 03/15/43		400	335,912
	Georgia-Pacific LLC
	7.750%, 11/15/29		800	900,648
Gilead Sciences, Inc.
	4.600%, 09/01/35		800	757,425
	4.000%, 09/01/36		4,050	3,582,709
	2.600%, 10/01/40		17,300	12,060,216
	5.650%, 12/01/41		10,300	10,356,661
	4.800%, 04/01/44		7,000	6,303,962
	GlaxoSmithKline Capital, Inc.
	6.375%, 05/15/38		413	450,128
	Global Payments, Inc.
	2.900%, 11/15/31		400	344,689
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
	Globe Life, Inc.
	4.800%, 06/15/32	10,000	$9,668,177
	Goldman Sachs Group, Inc.
	3.750%, 05/22/25	3,213	3,204,998
	3.750%, 02/25/26	5,700	5,656,666
	2.600%, 02/07/30	4,100	3,659,713
	3.800%, 03/15/30	11,500	10,852,455
	6.125%, 02/15/33	1,621	1,730,452
	6.250%, 02/01/41	17,121	18,123,025
	Halliburton Co.
	4.850%, 11/15/35	400	378,734
	6.700%, 09/15/38	5,760	6,247,685
	7.450%, 09/15/39	2,200	2,563,684
	4.500%, 11/15/41	13,340	11,461,356
	4.750%, 08/01/43	2,200	1,916,257
	Harley-Davidson, Inc.
#	3.500%, 07/28/25	4,983	4,954,010
	Hasbro, Inc.
	6.050%, 05/14/34	2,000	2,018,125
	6.350%, 03/15/40	3,700	3,744,941
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30	19,500	16,957,712
	Healthcare Realty Holdings LP
	2.000%, 03/15/31	2,800	2,311,044
	Hess Corp.
	5.600%, 02/15/41	15,000	14,755,879
	Home Depot, Inc.
	5.875%, 12/16/36	15,888	16,750,137
	3.300%, 04/15/40	2,000	1,559,380
	5.400%, 09/15/40	22,000	21,896,718
	5.950%, 04/01/41	2,380	2,493,466
	Honeywell International, Inc.
	5.375%, 03/01/41	670	669,113
	HP, Inc.
	2.650%, 06/17/31	200	172,098
#	6.000%, 09/15/41	11,400	11,499,785
	IBM International Capital Pte. Ltd.
	5.250%, 02/05/44	32,762	31,046,430
	Indiana Michigan Power Co.
	6.050%, 03/15/37	1,108	1,148,797
	Intel Corp.
	4.600%, 03/25/40	27,624	23,065,971
	2.800%, 08/12/41	23,576	15,020,411
	4.800%, 10/01/41	400	335,164
	5.625%, 02/10/43	25,100	23,135,238
	Intercontinental Exchange, Inc.
	3.750%, 12/01/25	8,500	8,448,235
	4.600%, 03/15/33	14,500	13,947,260
	2.650%, 09/15/40	16,100	11,312,987

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
	International Business Machines Corp.
	3.300%, 01/27/27	154	$149,933
	1.950%, 05/15/30	8,840	7,640,358
	4.150%, 05/15/39	8,300	7,145,257
	2.850%, 05/15/40	34,232	24,530,812
	4.000%, 06/20/42	5,800	4,754,097
	International Flavors & Fragrances, Inc.
Ω	3.268%, 11/15/40	39,200	28,252,687
	Interpublic Group of Cos., Inc.
	4.750%, 03/30/30	375	371,478
	Interstate Power & Light Co.
	2.300%, 06/01/30	3,978	3,458,968
	Invitation Homes Operating Partnership LP
	2.000%, 08/15/31	3,000	2,458,243
	2.700%, 01/15/34	1,500	1,200,459
	J.M. Smucker Co.
	3.500%, 03/15/25	3,600	3,593,724
	4.250%, 03/15/35	10,700	9,702,283
	Jabil, Inc.
	3.600%, 01/15/30	23,950	22,257,115
	3.000%, 01/15/31	15,033	13,230,840
	Jackson Financial, Inc.
	3.125%, 11/23/31	6,177	5,291,276
	Jefferies Financial Group, Inc.
	2.625%, 10/15/31	20,514	17,379,469
	2.750%, 10/15/32	6,280	5,160,674
	Johnson & Johnson
	1.300%, 09/01/30	5,000	4,215,647
	2.100%, 09/01/40	400	267,888
	JPMorgan Chase & Co.
	6.400%, 05/15/38	20,000	21,951,401
	5.500%, 10/15/40	4,400	4,423,243
	5.600%, 07/15/41	11,900	12,024,704
	5.400%, 01/06/42	9,350	9,264,271
	JPMorgan Chase Bank NA
(r)	SOFR + 0.620%, FRN, 5.002%, 04/29/26	900	903,820
(r)	SOFR + 1.000%, FRN, 5.413%, 12/08/26	22,820	23,085,465
	Juniper Networks, Inc.
	3.750%, 08/15/29	3,600	3,422,378
	2.000%, 12/10/30	5,000	4,192,867
	Kellanova
	3.400%, 11/15/27	2,500	2,416,665
	7.450%, 04/01/31	5,659	6,336,775
	Kemper Corp.
	3.800%, 02/23/32	9,830	8,687,705
	Kimco Realty OP LLC
	2.250%, 12/01/31	9,700	8,105,263
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Kinder Morgan Energy Partners LP
	6.950%, 01/15/38	5,800	$6,296,613
	6.500%, 09/01/39	1,900	1,985,056
	6.550%, 09/15/40	3,000	3,128,780
	5.000%, 08/15/42	4,200	3,673,946
	4.700%, 11/01/42	400	338,087
	5.000%, 03/01/43	15,400	13,505,413
	5.500%, 03/01/44	8,520	7,909,688
KKR Group Finance Co. II LLC
#Ω	5.500%, 02/01/43	4,500	4,303,400
Kraft Heinz Foods Co.
	5.000%, 06/04/42	3,700	3,340,920
Kroger Co.
	7.500%, 04/01/31	15,677	17,599,622
Kyndryl Holdings, Inc.
	4.100%, 10/15/41	4,297	3,384,137
Lazard Group LLC
	4.500%, 09/19/28	17,626	17,291,742
	4.375%, 03/11/29	400	389,261
Legg Mason, Inc.
	4.750%, 03/15/26	3,745	3,748,725
	5.625%, 01/15/44	6,247	6,074,534
Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29	9,305	9,115,774
Ω	6.500%, 03/15/35	4,250	4,293,578
Lincoln National Corp.
#	3.050%, 01/15/30	300	271,829
	3.400%, 01/15/31	8,337	7,560,861
	3.400%, 03/01/32	23,378	20,636,804
	7.000%, 06/15/40	125	136,836
Lockheed Martin Corp.
	3.600%, 03/01/35	671	589,887
	4.500%, 05/15/36	1,000	937,424
Loews Corp.
	6.000%, 02/01/35	5,000	5,319,267
#	4.125%, 05/15/43	2,000	1,654,067
Lowe's Cos., Inc.
	2.800%, 09/15/41	25,000	17,244,616
LYB International Finance BV
	5.250%, 07/15/43	8,800	7,989,503
	4.875%, 03/15/44	4,800	4,146,386
LYB International Finance III LLC
	3.375%, 10/01/40	18,700	13,730,348
Marathon Petroleum Corp.
	6.500%, 03/01/41	14,663	15,258,440
Marriott International, Inc.
	2.750%, 10/15/33	7,200	5,914,305
Mars, Inc.
#Ω	1.625%, 07/16/32	7,250	5,739,370
Ω	3.600%, 04/01/34	400	352,194
Ω	3.875%, 04/01/39	800	670,620
Marsh & McLennan Cos., Inc.
	2.375%, 12/15/31	2,161	1,823,201

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Mastercard, Inc.
	4.350%, 01/15/32		4,000	$3,872,291
	4.850%, 03/09/33		5,000	4,959,659
	Medtronic, Inc.
	4.375%, 03/15/35		3,065	2,899,666
Merck & Co., Inc.
	3.400%, 03/07/29		8,084	7,715,728
	1.450%, 06/24/30		40,301	33,960,602
	3.900%, 03/07/39		400	340,895
	2.350%, 06/24/40		800	546,170
	Meta Platforms, Inc.
	3.850%, 08/15/32		3,500	3,259,638
MetLife, Inc.
	5.375%, 07/15/33		4,200	4,247,886
	6.375%, 06/15/34		19,000	20,442,178
	5.700%, 06/15/35		6,700	6,886,188
	5.875%, 02/06/41		6,778	6,963,055
	4.125%, 08/13/42		5,800	4,830,049
	4.875%, 11/13/43		13,061	11,849,867
Micron Technology, Inc.
#	4.663%, 02/15/30		330	322,220
#	2.703%, 04/15/32		2,650	2,225,279
	3.366%, 11/01/41		31,640	23,077,054
	Mohawk Industries, Inc.
	3.625%, 05/15/30		1,471	1,368,845
	Molson Coors Beverage Co.
	5.000%, 05/01/42		7,000	6,376,113
Morgan Stanley
	3.875%, 01/27/26		13,483	13,401,083
	7.250%, 04/01/32		14,496	16,397,121
	6.375%, 07/24/42		14,388	15,646,835
	Mosaic Co.
	5.625%, 11/15/43		9,000	8,566,352
Motorola Solutions, Inc.
	4.600%, 05/23/29		3,500	3,447,148
	2.300%, 11/15/30		25,444	21,931,727
	MPLX LP
	4.500%, 04/15/38		4,700	4,097,437
	Mylan, Inc.
	5.400%, 11/29/43		6,000	5,306,888
	National Fuel Gas Co.
	2.950%, 03/01/31		5,000	4,327,192
	National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32		2,708	3,157,797
	NBCUniversal Media LLC
	4.450%, 01/15/43		800	679,306
	Nestle Capital Corp.
	4.600%, 04/04/29	AUD	800	498,041
	Nestle Holdings, Inc.
Ω	3.900%, 09/24/38		5,800	5,035,419
	NetApp, Inc.
	2.700%, 06/22/30		3,900	3,454,606
	NewMarket Corp.
	2.700%, 03/18/31		4,000	3,430,442
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
	Newmont Corp.
	5.875%, 04/01/35	400	$412,793
	4.875%, 03/15/42	400	364,423
	NIKE, Inc.
	2.850%, 03/27/30	12,987	11,868,779
	3.250%, 03/27/40	5,000	3,894,414
	Northern Trust Corp.
	1.950%, 05/01/30	19,370	16,813,113
	Nucor Corp.
#	3.950%, 05/01/28	4,016	3,925,469
	3.125%, 04/01/32	7,340	6,452,488
	6.400%, 12/01/37	6,585	7,091,155
	Oklahoma Gas & Electric Co.
	5.400%, 01/15/33	4,200	4,247,882
	Omnicom Group, Inc.
	4.200%, 06/01/30	11,555	11,146,802
	ONE Gas, Inc.
	4.250%, 09/01/32	4,300	4,062,890
	4.658%, 02/01/44	400	350,311
	ONEOK Partners LP
	6.125%, 02/01/41	2,000	1,996,690
	Oracle Corp.
	4.300%, 07/08/34	400	366,882
	3.900%, 05/15/35	800	698,965
	3.600%, 04/01/40	5,500	4,289,628
	5.375%, 07/15/40	10,000	9,581,123
	3.650%, 03/25/41	21,500	16,622,624
	Ovintiv, Inc.
	6.500%, 02/01/38	5,000	5,091,447
	Owens Corning
	3.875%, 06/01/30	8,726	8,223,590
	Parker-Hannifin Corp.
	3.250%, 06/14/29	4,700	4,411,088
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	3.400%, 11/15/26	133	129,651
	PepsiCo, Inc.
	4.875%, 11/01/40	400	380,148
	2.625%, 10/21/41	1,200	835,452
	Pfizer, Inc.
	4.000%, 12/15/36	400	358,587
	4.100%, 09/15/38	1,600	1,401,689
	3.900%, 03/15/39	6,600	5,611,774
	7.200%, 03/15/39	2,400	2,806,269
	2.550%, 05/28/40	2,000	1,394,258
	5.600%, 09/15/40	400	404,270
	Philip Morris International, Inc.
	3.375%, 08/15/29	5,200	4,888,279
	2.100%, 05/01/30	7,450	6,473,503
	5.375%, 02/15/33	1,000	1,003,344
	5.625%, 09/07/33	10,000	10,205,263
	6.375%, 05/16/38	12,500	13,499,259
	4.375%, 11/15/41	9,315	7,928,062
	4.500%, 03/20/42	400	347,164
	3.875%, 08/21/42	10,475	8,310,028
	4.125%, 03/04/43	7,308	5,959,257

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Phillips 66
	2.150%, 12/15/30	400	$341,785
	4.650%, 11/15/34	400	373,528
	5.875%, 05/01/42	1,592	1,588,606
Plains All American Pipeline LP/PAA Finance Corp.
	5.150%, 06/01/42	13,148	11,691,069
	4.300%, 01/31/43	8,941	7,102,613
	4.700%, 06/15/44	9,000	7,484,699
PNC Bank NA
	2.950%, 02/23/25	1,093	1,091,960
	3.250%, 06/01/25	4,680	4,660,611
PPG Industries, Inc.
	2.550%, 06/15/30	9,110	8,078,637
Precision Castparts Corp.
	3.900%, 01/15/43	3,000	2,429,558
Primerica, Inc.
	2.800%, 11/19/31	15,500	13,271,929
Principal Financial Group, Inc.
	3.400%, 05/15/25	2,300	2,291,932
	6.050%, 10/15/36	4,000	4,183,271
Progress Energy, Inc.
	7.750%, 03/01/31	2,500	2,829,028
	6.000%, 12/01/39	5,600	5,671,507
Progressive Corp.
	3.000%, 03/15/32	15,600	13,688,758
Prologis LP
	5.125%, 01/15/34	5,563	5,490,622
Prudential Financial, Inc.
	3.000%, 03/10/40	9,350	6,892,994
Public Service Enterprise Group, Inc.
	8.625%, 04/15/31	1,000	1,148,294
PulteGroup, Inc.
	7.875%, 06/15/32	3,895	4,452,855
	6.375%, 05/15/33	11,000	11,582,458
	6.000%, 02/15/35	6,449	6,608,015
QUALCOMM, Inc.
	1.650%, 05/20/32	9,643	7,707,544
Quanta Services, Inc.
	2.900%, 10/01/30	302	268,893
Realty Income Corp.
	2.700%, 02/15/32	13,991	11,896,190
	2.850%, 12/15/32	8,077	6,840,817
	1.800%, 03/15/33	1,800	1,386,445
	4.900%, 07/15/33	5,000	4,843,497
Reinsurance Group of America, Inc.
	3.950%, 09/15/26	15,789	15,584,847
	3.900%, 05/15/29	4,725	4,519,375
	3.150%, 06/15/30	15,455	14,012,359
Revvity, Inc.
	3.300%, 09/15/29	1,300	1,203,757
Roche Holdings, Inc.
Ω	2.076%, 12/13/31	5,000	4,178,792
Ω	5.593%, 11/13/33	10,000	10,361,155
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
	Royalty Pharma PLC
	2.200%, 09/02/30	10,000	$8,545,220
	3.300%, 09/02/40	68,617	50,030,216
	RTX Corp.
	4.450%, 11/16/38	1,200	1,072,410
	4.700%, 12/15/41	5,600	4,994,058
	4.500%, 06/01/42	28,524	24,798,094
	Salesforce, Inc.
	2.700%, 07/15/41	1,600	1,131,586
	Sanofi SA
	3.625%, 06/19/28	10,200	9,918,563
	Shell Finance U.S., Inc.
	4.550%, 08/12/43	5,000	4,359,324
	Shell International Finance BV
	6.375%, 12/15/38	20,800	22,711,900
	5.500%, 03/25/40	3,000	3,005,204
	2.875%, 11/26/41	3,200	2,255,782
	Sherwin-Williams Co.
	2.950%, 08/15/29	4,800	4,418,701
	Simon Property Group LP
	2.650%, 07/15/30	19,076	17,011,071
	2.200%, 02/01/31	12,648	10,807,443
	2.250%, 01/15/32	7,377	6,133,192
	5.500%, 03/08/33	5,400	5,470,524
	6.750%, 02/01/40	1,200	1,328,386
	4.750%, 03/15/42	4,870	4,356,055
	Southern California Edison Co.
	6.650%, 04/01/29	400	405,608
	Southern Co. Gas Capital Corp.
	5.875%, 03/15/41	400	402,344
	Southern Power Co.
#	5.150%, 09/15/41	3,000	2,792,971
	Southwest Gas Corp.
	3.700%, 04/01/28	2,500	2,403,053
	2.200%, 06/15/30	13,200	11,383,562
	Stanley Black & Decker, Inc.
	2.300%, 03/15/30	2,650	2,313,014
	5.200%, 09/01/40	800	756,814
	Steel Dynamics, Inc.
	3.250%, 01/15/31	19,725	17,845,587
	Stellantis Finance U.S., Inc.
#Ω	2.691%, 09/15/31	11,500	9,578,814
	Sutter Health
	3.161%, 08/15/40	2,000	1,524,183
	Targa Resources Corp.
	4.200%, 02/01/33	3,000	2,736,269
	Target Corp.
	4.000%, 07/01/42	2,100	1,759,850
	Texas Instruments, Inc.
	4.900%, 03/14/33	12,500	12,431,519
	3.875%, 03/15/39	5,790	4,984,240
	Textron, Inc.
	2.450%, 03/15/31	14,820	12,677,372

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Thermo Fisher Scientific, Inc.
2.800%, 10/15/41		2,700	$1,910,576
5.404%, 08/10/43		7,500	7,395,441
Travelers Cos., Inc.
6.250%, 06/15/37		1,335	1,434,712
5.350%, 11/01/40		1,200	1,176,788
TWDC Enterprises 18 Corp.
4.375%, 08/16/41		10,000	8,691,660
Union Pacific Corp.
2.891%, 04/06/36		23,350	18,918,600
3.600%, 09/15/37		1,800	1,513,310
4.375%, 09/10/38		1,100	1,003,831
3.550%, 08/15/39		400	326,426
3.200%, 05/20/41		14,900	11,245,703
3.375%, 02/14/42		5,150	3,924,378
United Parcel Service, Inc.
4.875%, 11/15/40		8,011	7,496,224
UnitedHealth Group, Inc.
4.200%, 05/15/32		18,800	17,772,731
5.800%, 03/15/36		400	414,395
6.875%, 02/15/38		350	395,231
3.500%, 08/15/39		17,038	13,562,813
2.750%, 05/15/40		14,200	10,037,049
5.700%, 10/15/40		2,400	2,412,837
5.950%, 02/15/41		1,400	1,437,858
3.050%, 05/15/41		28,569	20,632,653
4.625%, 11/15/41		3,400	3,006,444
3.950%, 10/15/42		4,000	3,215,977
5.500%, 07/15/44		19,070	18,505,566
Unum Group
3.875%, 11/05/25		1,977	1,957,002
4.000%, 06/15/29		10,963	10,523,147
5.750%, 08/15/42		3,000	2,930,371
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		10,468	10,314,550
Valero Energy Corp.
7.500%, 04/15/32		580	652,590
6.625%, 06/15/37		11,550	12,281,129
Ventas Realty LP
3.000%, 01/15/30		1,100	998,017
VeriSign, Inc.
2.700%, 06/15/31		5,106	4,400,302
Verizon Communications, Inc.
4.050%, 02/17/25	AUD	6,200	3,853,252
4.016%, 12/03/29		8,753	8,423,003
2.355%, 03/15/32		2,733	2,273,536
4.812%, 03/15/39		10,500	9,678,477
2.650%, 11/20/40		6,850	4,705,870
3.400%, 03/22/41		44,350	33,666,382
2.850%, 09/03/41		5,666	3,944,647
3.850%, 11/01/42		3,690	2,918,134
Viatris, Inc.
2.700%, 06/22/30		1,000	871,079
3.850%, 06/22/40		10,446	7,830,854
Virginia Electric & Power Co.
6.000%, 01/15/36		3,100	3,210,995
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
6.000%, 05/15/37		1,000	$1,034,146
8.875%, 11/15/38		2,000	2,598,348
4.000%, 01/15/43		7,500	5,986,245
Visa, Inc.
# 2.050%, 04/15/30		48,659	42,806,086
2.700%, 04/15/40		3,300	2,408,056
Voya Financial, Inc.
5.700%, 07/15/43		913	874,615
Walmart, Inc.
5.625%, 04/01/40		6,000	6,283,507
5.000%, 10/25/40		7,200	7,080,382
Walt Disney Co.
6.400%, 12/15/35		3,000	3,289,189
# 4.625%, 03/23/40		6,500	6,024,208
3.500%, 05/13/40		27,596	22,181,562
6.150%, 02/15/41		400	426,334
5.400%, 10/01/43		11,250	11,100,782
4.750%, 09/15/44		400	359,308
WEC Energy Group, Inc.
3.550%, 06/15/25		1,757	1,747,996
Wells Fargo & Co.
3.000%, 02/19/25		2,264	2,261,924
2.000%, 07/28/25	GBP	887	1,084,558
4.150%, 01/24/29		600	584,884
Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r) 5.472%, 12/11/26		840	848,700
Welltower OP LLC
4.125%, 03/15/29		1,150	1,115,888
2.750%, 01/15/31		17,096	15,044,807
2.750%, 01/15/32		4,600	3,931,413
6.500%, 03/15/41		1,903	2,044,482
Westlake Corp.
3.375%, 06/15/30		11,285	10,361,643
WestRock MWV LLC
8.200%, 01/15/30		19,367	21,976,633
Weyerhaeuser Co.
7.375%, 03/15/32		813	909,425
Whirlpool Corp.
3.700%, 05/01/25		14,663	14,630,825
4.750%, 02/26/29		700	688,310
Williams Cos., Inc.
3.500%, 11/15/30		13,600	12,514,877
6.300%, 04/15/40		20,000	20,831,496
WP Carey, Inc.
2.400%, 02/01/31		2,300	1,964,148
2.450%, 02/01/32		9,800	8,137,176
WRKCo, Inc.
# 3.000%, 06/15/33		19,705	16,644,122
TOTAL UNITED STATES			4,038,190,805
TOTAL BONDS			5,846,233,527
U.S. TREASURY OBLIGATIONS — (35.6%)
U.S. Treasury Bonds
5.250%, 02/15/29		28,500	29,592,129
6.125%, 08/15/29		25,000	26,845,703

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

	6.250%, 05/15/30	67,000	$72,951,484
	1.125%, 05/15/40	84,000	50,839,688
	1.125%, 08/15/40	165,000	99,019,336
	1.375%, 11/15/40	162,000	100,794,375
	1.875%, 02/15/41	137,000	92,309,101
	2.250%, 05/15/41	95,000	67,713,477
	1.750%, 08/15/41	160,000	104,187,501
	2.000%, 11/15/41	146,000	98,578,515
	2.375%, 02/15/42	135,000	96,551,367
	3.000%, 05/15/42	10,000	7,866,016
	2.750%, 08/15/42	123,000	92,735,273
	2.750%, 11/15/42	120,000	90,014,063
	3.125%, 02/15/43	114,000	90,331,640
	2.875%, 05/15/43	130,000	98,779,687
	3.625%, 08/15/43	80,000	67,990,625
	3.750%, 11/15/43	80,000	69,046,875
	3.625%, 02/15/44	110,000	93,078,907
	3.375%, 05/15/44	126,000	102,463,593
	3.125%, 08/15/44	130,000	101,308,594
	4.125%, 08/15/44	90,000	81,646,875
	3.000%, 11/15/44 US TREASURY N/B 11/44 3	80,000	60,940,625
U.S. Treasury Notes
#	1.750%, 03/15/25	25,000	24,933,268
(r)	3M USTMMR + 0.169%, FRN, 4.409%, 04/30/25	165,000	165,060,482
	4.250%, 05/31/25	50,000	49,976,562
(r)	3M USTMMR + 0.125%, FRN, 4.365%, 07/31/25	160,000	160,067,258
	0.250%, 08/31/25	50,000	48,857,812
	3.500%, 09/15/25	50,000	49,754,687
(r)	3M USTMMR + 0.170%, FRN, 4.410%, 10/31/25	160,000	160,169,563
(r)	3M USTMMR + 0.245%, FRN, 4.485%, 01/31/26	160,000	160,312,474
(r)	3M USTMMR + 0.150%, FRN, 4.390%, 04/30/26	188,000	188,167,115
(r)	3M USTMMR + 0.182%, FRN, 4.422%, 07/31/26	160,000	160,278,421
(r)	3M USTMMR + 0.205%, FRN, 4.445%, 10/31/26 US TREASURY FRN 10/26 VAR	160,000	160,390,526
	Face Amount^	Value†
	(000)

2.250%, 08/15/27	20,000	$19,063,281
2.250%, 11/15/27	24,018	22,777,980
3.875%, 11/30/27	25,000	24,760,742
2.750%, 02/15/28	47,000	45,004,336
1.125%, 02/29/28	54,000	49,203,282
1.250%, 03/31/28	15,000	13,682,227
1.250%, 04/30/28	40,000	36,389,062
2.875%, 05/15/28	69,000	66,083,672
2.875%, 08/15/28	90,000	85,872,656
3.125%, 11/15/28	75,000	71,947,266
2.625%, 02/15/29	25,000	23,453,125
2.375%, 03/31/29	10,000	9,265,234
3.500%, 01/31/30	25,000	24,058,594
3.500%, 04/30/30	25,000	24,000,000
3.750%, 05/31/30	19,000	18,447,070
3.750%, 06/30/30	19,000	18,432,227
4.000%, 07/31/30	25,000	24,542,969
4.125%, 08/31/30	65,000	64,159,570
4.625%, 09/30/30	65,000	65,756,640
4.875%, 10/31/30	25,000	25,605,469
4.375%, 11/30/30	25,000	24,967,774
4.250%, 02/28/31	25,000	24,784,180
4.625%, 05/31/31	10,000	10,107,422
1.250%, 08/15/31	25,000	20,518,555
1.375%, 11/15/31	50,000	41,070,313
1.875%, 02/15/32	50,000	42,275,391
2.875%, 05/15/32	50,000	45,105,469
2.750%, 08/15/32	90,000	80,177,344
4.125%, 11/15/32	80,000	78,234,375
3.500%, 02/15/33 US TREASURY N/B 02/33 3.5	25,000	23,335,938
TOTAL U.S. TREASURY OBLIGATIONS		4,246,635,780
TOTAL INVESTMENT SECURITIES (Cost $12,419,277,185)		11,622,768,067

		Shares
SECURITIES LENDING COLLATERAL — (2.6%)
@§	The DFA Short Term Investment Fund	26,554,712	307,184,906
TOTAL INVESTMENTS — (100.0%)
(Cost $12,726,423,370)^^			$11,929,952,973

DFA Investment Grade Portfolio
CONTINUED
As of January 31, 2025, DFA Investment Grade Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	24,655,750	EUR	23,102,428	State Street Bank and Trust	02/13/25	$679,652
USD	130,763,116	AUD	209,754,937	Bank of New York Mellon	02/21/25	351,942
USD	36,931,436	SGD	49,950,000	Societe Generale	02/21/25	149,892
AUD	22,010,806	USD	13,531,460	State Street Bank and Trust	02/21/25	153,343
USD	91,020,249	AUD	146,311,988	UBS AG	02/28/25	50,849
USD	9,070,455	GBP	7,273,972	Bank of America Corp.	03/31/25	53,143
USD	9,129,922	GBP	7,275,220	Societe Generale	03/31/25	111,064
USD	20,485,350	EUR	19,541,608	State Street Bank and Trust	04/02/25	157,474
USD	13,204,360	EUR	12,652,078	State Street Bank and Trust	04/03/25	42,555
USD	3,903,276	EUR	3,735,467	Australia and New Zealand Bank	04/09/25	16,085
USD	34,797,767	EUR	33,069,109	State Street Bank and Trust	04/09/25	385,489
USD	5,112,805	AUD	8,214,303	State Street Bank and Trust	04/10/25	4,325
AUD	9,044,627	USD	5,625,039	State Street Bank and Trust	04/17/25	122
USD	18,168,852	EUR	17,365,501	Societe Generale	04/23/25	84,546
USD	2,949,333	CAD	4,244,105	State Street Bank and Trust	04/23/25	18,935
USD	15,091,919	EUR	14,426,942	State Street Bank and Trust	04/23/25	67,807
USD	3,926,690	EUR	3,749,328	UBS AG	04/23/25	22,167
Total Appreciation						$2,349,390
JPY	144,868,202	USD	934,622	Citibank, N.A.	02/05/25	$(454)
USD	86,544,221	JPY	13,603,566,793	Royal Bank of Canada	02/05/25	(1,177,031)
EUR	11,962,634	USD	12,578,351	Bank of America Corp.	02/13/25	(163,323)
SGD	49,950,000	USD	37,099,936	Societe Generale	02/21/25	(318,393)
GBP	292,106	USD	366,331	Citibank, N.A.	03/31/25	(4,216)
USD	86,435	GBP	71,032	Citibank, N.A.	03/31/25	(1,622)
EUR	2,552,997	USD	2,662,240	UBS AG	04/02/25	(6,521)
USD	82,410,727	AUD	133,011,061	Bank of New York Mellon	04/10/25	(308,929)
USD	94,587,490	AUD	152,790,269	Societe Generale	04/14/25	(435,784)
USD	127,825,993	AUD	206,120,923	Bank of America Corp.	04/17/25	(367,616)
AUD	5,311,378	USD	3,308,298	UBS AG	04/17/25	(4,971)
USD	7,120,982	EUR	6,847,695	HSBC Bank	04/23/25	(10,158)
USD	4,526,924	EUR	4,349,813	State Street Bank and Trust	04/23/25	(2,939)
Total (Depreciation)						$(2,801,957)
Total Appreciation (Depreciation)						$(452,567)
As of January 31, 2025, the value of Rule 144A securities amounted to $402,930,153 or 3.3% of net assets.
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$1,529,898,760	—	$1,529,898,760
Bonds
Australia	—	605,120,191	—	605,120,191
Belgium	—	20,577,529	—	20,577,529
Canada	—	260,413,193	—	260,413,193
Finland	—	2,937,916	—	2,937,916
France	—	20,430,830	—	20,430,830

DFA Investment Grade Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Germany	—	$83,147,327	—	$83,147,327
Hong Kong	—	4,090,350	—	4,090,350
Ireland	—	2,604,550	—	2,604,550
Italy	—	26,714,273	—	26,714,273
Japan	—	261,320,189	—	261,320,189
Netherlands	—	123,623,069	—	123,623,069
New Zealand	—	12,323,341	—	12,323,341
Norway	—	12,432,552	—	12,432,552
Singapore	—	5,107,167	—	5,107,167
Spain	—	57,300,140	—	57,300,140
Supranational Organization Obligations	—	172,852,213	—	172,852,213
Sweden	—	18,176,768	—	18,176,768
Switzerland	—	2,014,957	—	2,014,957
United Kingdom	—	116,856,167	—	116,856,167
United States	—	4,038,190,805	—	4,038,190,805
U.S. Treasury Obligations	—	4,246,635,780	—	4,246,635,780
Securities Lending Collateral	—	307,184,906	—	307,184,906
Total Investments in Securities	—	$11,929,952,973	—	$11,929,952,973
Financial Instruments
Assets
Forward Currency Contracts**	—	2,349,390	—	2,349,390
Liabilities
Forward Currency Contracts**	—	(2,801,957)	—	(2,801,957)
Total Financial Instruments	—	$(452,567)	—	$(452,567)
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.2%)
U.S. Treasury Inflation-Indexed Bonds
1.750%, 01/15/28	419,719	$420,922,195
3.625%, 04/15/28	447,674	474,216,947
2.500%, 01/15/29	459,216	472,144,694
3.875%, 04/15/29	444,758	481,433,601
3.375%, 04/15/32	247,956	271,020,221
2.125%, 02/15/40	399,958	392,989,683
2.125%, 02/15/41	378,635	371,853,424
0.750%, 02/15/42	174,531	136,409,864
0.625%, 02/15/43	185,941	138,905,674
1.375%, 02/15/44	178,015	151,036,150
U.S. Treasury Inflation-Indexed Notes
0.500%, 01/15/28	225,880	218,457,288
0.750%, 07/15/28	51,532	50,092,344
0.875%, 01/15/29	502,920	485,991,854
0.250%, 07/15/29	148,626	139,437,097
0.125%, 01/15/30	240,349	220,981,102
0.125%, 07/15/30	113,210	103,466,291
0.125%, 01/15/31	187,857	169,070,457
0.125%, 07/15/31	110,651	98,916,182
0.125%, 01/15/32	198,038	174,245,082
0.625%, 07/15/32	8,687	7,884,910
1.125%, 01/15/33	10,592	9,879,804
1.375%, 07/15/33	8,311	7,891,911
1.750%, 01/15/34	8,211	7,981,294
TOTAL U.S. TREASURY OBLIGATIONS Cost ($5,485,506,099)		5,005,228,069

		Shares
TEMPORARY CASH INVESTMENTS — (0.8%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.330%	41,431,032	41,431,032
TOTAL INVESTMENTS — (100.0%)
(Cost $5,526,937,131)^^			$5,046,659,101
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations	—	$5,005,228,069	—	$5,005,228,069
Temporary Cash Investments	$41,431,032	—	—	41,431,032
Total Investments in Securities	$41,431,032	$5,005,228,069	—	$5,046,659,101

DFA Short-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (98.3%)
ALABAMA — (0.3%)
Alabama Federal Aid Highway Finance Authority (RB) Series A
¤ 5.000%, 09/01/35 (Pre-refunded @ $100, 9/1/26)	585	$604,889
City of Madison (GO) Series A
¤ 5.000%, 04/01/37 (Pre-refunded @ $100, 4/1/25)	1,590	1,595,669
Mobile County Board of School Commissioners (ST) (BAM)
5.000%, 03/01/25	245	245,392
Tuscaloosa City Board of Education (RB)
¤ 5.000%, 08/01/35 (Pre-refunded @ $100, 8/1/26)	720	743,228
¤ 5.000%, 08/01/41 (Pre-refunded @ $100, 8/1/26)	975	1,006,454
TOTAL ALABAMA		4,195,632
ALASKA — (0.1%)
State of Alaska (GO) Series A
5.000%, 08/01/25	760	768,394
State of Alaska International Airports System (RB) Series A
5.000%, 10/01/26	330	341,370
TOTAL ALASKA		1,109,764
ARIZONA — (1.1%)
Arizona Board of Regents (RB) Series A
5.000%, 07/01/28	1,720	1,733,934
City of Tucson (GO) Series 2018-B
5.000%, 07/01/25	600	605,112
5.000%, 07/01/26	3,840	3,959,765
Coconino County Unified School District No. 1-Flagstaff (GO) Series C
5.000%, 07/01/25	500	504,755
	Face Amount	Value†
	(000)
ARIZONA — (Continued)
County of Pima Sewer System Revenue (RB)
5.000%, 07/01/25	625	$630,815
Maricopa County School District No. 3 Tempe Elementary (GO) Series A
5.000%, 07/01/25	290	292,507
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/26	1,250	1,289,709
5.000%, 07/01/27	2,730	2,873,238
Maricopa County Unified School District No. 69 Paradise Valley (GO) Series A
5.000%, 07/01/26	615	634,537
5.000%, 07/01/27	2,095	2,204,921
Maricopa County Unified School District No. 80 Chandler (GO) Series C
5.000%, 07/01/25	1,195	1,206,167
Maricopa County Union High School District No. 210-Phoenix (GO) Series A
5.000%, 07/01/25	1,640	1,655,460
TOTAL ARIZONA		17,590,920
CALIFORNIA — (5.9%)
City of Los Angeles (RN)
5.000%, 06/26/25	22,465	22,603,775
County of Los Angeles (RN)
5.000%, 06/30/25	25,875	26,014,062
County of Riverside (RN)
5.000%, 06/30/25	12,760	12,876,582
County of Riverside (RN) Series A
3.000%, 10/17/25	1,250	1,251,169
County of Santa Cruz (RN)
5.000%, 07/01/25	6,000	6,059,254
San Francisco Community College District (GO)
5.000%, 06/15/29	4,765	4,803,879
5.000%, 06/15/31	1,335	1,345,271
San Francisco Unified School District (GO) Series C
5.000%, 06/15/25	565	570,411

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Mateo County Transit District (RB) Series A
4.000%, 06/01/32	1,000	$1,002,077
State of California (GO)
4.000%, 08/01/25	1,000	1,007,112
5.000%, 09/01/25	1,470	1,490,553
5.000%, 10/01/25	1,600	1,602,777
5.000%, 09/01/28	1,675	1,732,590
5.000%, 10/01/28	20	20,040
5.000%, 03/01/30	1,850	1,853,677
5.000%, 08/01/30	4,175	4,175,000
5.000%, 03/01/32	1,000	1,001,988
University of California (RB) Series BX
5.000%, 05/15/26	2,110	2,172,528
TOTAL CALIFORNIA		91,582,745
COLORADO — (2.0%)
Adams & Weld Counties School District No. 27J Brighton (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/25	6,000	6,118,442
Adams 12 Five Star Schools (GO) (ST AID WITHHLDG)
5.000%, 12/15/25	615	627,016
5.000%, 12/15/26	5,750	5,988,955
Arapahoe County School District No. 5 Cherry Creek (GO) (ST AID WITHHLDG)
5.000%, 12/15/25	2,970	3,027,004
Board of Governors of Colorado State University System (RB) Series C
¤ 4.000%, 03/01/38 (Pre-refunded @ $100, 3/1/25)	615	615,584
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (GO) (ST AID WITHHLDG)
5.000%, 12/15/25	2,945	3,003,563
Colorado Health Facilities Authority (RB) Series A-1
5.000%, 08/01/25	910	918,512
Colorado State Education Loan Program (RN) Series A
5.000%, 06/30/25	8,630	8,706,178
	Face Amount	Value†
	(000)
COLORADO — (Continued)
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/26	1,855	$1,930,175
Regional Transportation District (COP)
5.000%, 06/01/29	360	362,260
TOTAL COLORADO		31,297,689
CONNECTICUT — (2.2%)
City of Bridgeport (GO) Series B
5.000%, 08/15/26	635	653,630
City of New Haven (GO) (AGC)
5.000%, 02/01/25	845	845,000
City of New Haven (GO) Series B
5.000%, 08/01/26	100	102,818
City of New London (GO)
4.500%, 03/13/25	8,400	8,414,104
City of Torrington (GO)
4.000%, 03/13/25	4,320	4,325,268
Connecticut State Health & Educational Facilities Authority (RB) Series A
1.399%, 07/01/42	5,205	5,205,000
State of Connecticut (GO) Series B
5.000%, 05/15/27	2,000	2,052,674
State of Connecticut Special Tax Revenue (RB) Series A-1
5.000%, 07/01/25	1,015	1,024,504
Town of Greenwich (GO)
4.000%, 02/06/25	5,740	5,740,533
Town of Madison (GO)
3.500%, 12/18/25	6,770	6,801,036
TOTAL CONNECTICUT		35,164,567
DISTRICT OF COLUMBIA — (0.2%)
District of Columbia (GO) Series B
5.000%, 06/01/25	1,015	1,022,217
District of Columbia (GO) Series D
5.000%, 06/01/26	1,430	1,472,059
District of Columbia Income Tax Revenue (RB) Series C
5.000%, 10/01/26	735	762,659
TOTAL DISTRICT OF COLUMBIA		3,256,935

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (4.5%)
Bay County School Board (COP) Series A
5.000%, 07/01/25	385	$388,508
Broward County Water & Sewer Utility Revenue (RB) Series A
5.000%, 10/01/30	1,200	1,215,215
City of Cape Coral Water & Sewer Revenue (RB)
5.000%, 10/01/25	755	765,148
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/32	1,025	1,038,334
City of Tallahassee Utility System Revenue (RB) Series A
5.000%, 10/01/25	255	258,713
5.000%, 10/01/26	205	212,409
County of Seminole Water & Sewer Revenue (RB) Series A
4.000%, 10/01/28	485	487,952
Florida Development Finance Corp. (RB)
5.000%, 11/15/25	1,490	1,512,850
Florida Keys Aqueduct Authority (RB) Series B
5.000%, 09/01/25	5,130	5,194,683
Fort Pierce Utilities Authority (RB) (AGM) Series A
5.000%, 10/01/25	55	55,736
5.000%, 10/01/26	280	289,104
Hillsborough County Industrial Development Authority (RB) Series E
1.750%, 11/15/54	3,490	3,490,000
Miami-Dade County Educational Facilities Authority (RB) Series A
5.000%, 04/01/25	500	501,670
Miami-Dade County Expressway Authority (RB) (BAM) Series B
5.000%, 07/01/26	3,925	3,937,447
Miami-Dade County Expressway Authority (RB) Series B
5.000%, 07/01/27	1,040	1,041,753
Okaloosa County School Board (COP) Series A
5.000%, 10/01/25	1,025	1,039,453
Pinellas County School Board (RN)
5.000%, 06/30/25	7,250	7,310,730
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Sarasota County Public Hospital District (RB)
5.000%, 07/01/26	380	$388,937
School Board of Miami-Dade County (COP) Series A
5.000%, 05/01/26	6,000	6,152,573
School Board of Miami-Dade County (COP) Series D
5.000%, 11/01/25	2,000	2,000,233
School District of Broward County (COP) Series B
5.000%, 07/01/25	870	877,605
State of Florida (GO) Series A
5.000%, 06/01/25	14,500	14,611,296
5.000%, 06/01/26	2,860	2,941,608
5.000%, 07/01/26	1,060	1,093,277
5.000%, 07/01/27	2,040	2,149,129
State of Florida (GO) Series B
5.000%, 06/01/25	5,430	5,471,678
State of Florida (GO) Series E
5.000%, 06/01/25	2,870	2,892,029
State of Florida Department of Transportation Turnpike System Revenue (RB) Series C
5.000%, 07/01/25	2,018	2,035,815
5.000%, 07/01/26	1,052	1,084,731
TOTAL FLORIDA		70,438,616
GEORGIA — (0.2%)
Gainesville & Hall County Hospital Authority (RB) Series A
5.000%, 02/15/26	2,500	2,545,133
Paulding County Hospital Authority (RB) Series A
5.000%, 04/01/25	60	60,193
Private Colleges & Universities Authority (RB)
5.000%, 10/01/25	285	288,545
TOTAL GEORGIA		2,893,871

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
HAWAII — (1.2%)
City & County Honolulu Wastewater System Revenue (RB) Series A
¤ 5.000%, 07/01/45 (Pre-refunded @ $100, 7/1/25)	10,295	$10,389,468
City & County of Honolulu (GO) Series A
5.000%, 07/01/26	85	87,723
City & County of Honolulu (GO) Series B
5.000%, 07/01/25	105	106,029
5.000%, 07/01/26	100	103,203
City & County of Honolulu (GO) Series D
5.000%, 08/01/25	2,000	2,022,538
County of Kauai (GO)
5.000%, 08/01/25	480	485,362
State of Hawaii (GO) Series EY
5.000%, 10/01/27	5,040	5,111,617
TOTAL HAWAII		18,305,940
IDAHO — (0.1%)
Boise State University (RB) Series A
5.000%, 04/01/26	400	409,975
5.000%, 04/01/27	410	428,511
Idaho Health Facilities Authority (RB) Series 2025A
5.000%, 03/01/26	490	500,337
5.000%, 03/01/27	240	249,948
TOTAL IDAHO		1,588,771
ILLINOIS — (2.1%)
Chicago Park District (GO) Series C
5.000%, 01/01/26	990	1,005,683
Chicago Transit Authority Sales Tax Receipts Fund (RB) Series A
5.000%, 12/01/25	445	452,881
City of Springfield Electric Revenue (RB)
5.000%, 03/01/26	1,655	1,657,513
Coles Christian Clark etc. Counties Community College District No. 517 Lake Land (GO) Series A
5.000%, 12/01/25	4,820	4,900,553
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
Cook & Will Counties Community College District No. 515 (GO) (BAM) Series B
5.000%, 12/01/26	225	$232,868
Cook County School District No. 57 Mount Prospect (GO)
5.000%, 12/01/25	2,125	2,162,380
Cook County Township High School District No. 225 (GO)
5.000%, 12/01/25	2,795	2,843,093
County of Cook (GO) Series A
5.000%, 11/15/26	1,845	1,909,935
DuPage County Forest Preserve District (GO)
5.000%, 11/01/25	2,140	2,172,348
5.000%, 11/01/26	280	290,032
Elmhurst Park District (GO)
5.000%, 12/15/25	735	740,256
5.000%, 12/15/26	220	228,278
5.000%, 12/15/27	220	232,598
Grundy Kendall & Will Counties Community High School District No. 111 Minooka (GO)
5.000%, 12/01/27	350	369,171
Illinois State Toll Highway Authority (RB) Series A
5.000%, 12/01/32	6,000	6,093,326
Kendall Kane & Will Counties Community Unit School District No. 308 (GO) (AGM) Series A
5.000%, 02/01/25	1,050	1,050,000
Metropolitan Water Reclamation District of Greater Chicago (GO) Series C
5.000%, 12/01/25	2,480	2,525,972
State of Illinois (GO) Series A
5.000%, 11/01/25	3,935	3,989,273
TOTAL ILLINOIS		32,856,160
INDIANA — (0.4%)
Indiana Municipal Power Agency (RB) (AGC) Series A
5.000%, 01/01/26	1,475	1,503,617

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
INDIANA — (Continued)
Indianapolis Local Public Improvement Bond Bank (RB) Series A
5.000%, 06/01/25	3,380	$3,403,031
Lebanon Middle School Building Corp. (RB) (ST INTERCEPT) Series B
5.000%, 07/15/25	420	423,609
Westfield-Washington Multi-School Building Corp. (RB) (BAM ST INTERCEPT) Series B
5.000%, 07/15/25	370	372,931
5.000%, 01/15/26	425	432,270
TOTAL INDIANA		6,135,458
IOWA — (0.5%)
City of Cedar Rapids (GO) Series A
5.000%, 06/01/25	3,090	3,113,196
City of Des Moines (GO) Series A
5.000%, 06/01/25	1,850	1,863,705
City of Sioux City (GO) Series A
3.000%, 06/01/25	650	650,017
College Community School District (GO) Series C
3.000%, 06/01/25	405	405,076
State of Iowa Board of Regents (RB) Series 2025A
5.000%, 09/01/27	2,000	2,106,668
TOTAL IOWA		8,138,662
KANSAS — (0.2%)
Wyandotte County-Kansas City Unified Government (GO) Series I
4.000%, 04/01/25	4,000	4,002,174
KENTUCKY — (0.7%)
Kentucky Municipal Power Agency (RB) (NPFG) Series A
5.000%, 09/01/31	445	455,772
Kentucky State Property & Building Commission (RB)
5.000%, 05/01/26	955	981,244
Kentucky State Property & Building Commission (RB) Series A
5.000%, 10/01/25	2,530	2,567,195
	Face Amount	Value†
	(000)
KENTUCKY — (Continued)
Kentucky State Property & Building Commission (RB) Series B
5.000%, 08/01/25	995	$1,005,990
Louisville & Jefferson County Metropolitan Sewer District (RB)
4.000%, 05/15/31	1,400	1,406,893
Louisville & Jefferson County Metropolitan Sewer District (RB) Series C
5.000%, 05/15/25	1,680	1,690,935
Louisville/Jefferson County Metropolitan Government (GO) Series A
5.000%, 12/01/25	2,280	2,323,753
TOTAL KENTUCKY		10,431,782
LOUISIANA — (1.2%)
Ascension Parish School Board (GO)
5.000%, 03/01/25	200	200,333
5.000%, 03/01/26	75	76,725
East Ouachita Parish School District (GO)
4.000%, 03/01/25	200	200,149
St. Tammany Parish Wide School District No. 12 (GO) Series A
5.000%, 03/01/25	500	500,793
State of Louisiana (GO) Series B
5.000%, 08/01/25	10,030	10,138,801
State of Louisiana (GO) Series E
5.000%, 06/01/25	6,960	7,009,746
TOTAL LOUISIANA		18,126,547
MAINE — (0.1%)
City of Portland (GO)
5.000%, 05/01/25	475	477,723
Maine Health & Higher Educational Facilities Authority (RB) Series A
5.000%, 07/01/25	435	438,101
TOTAL MAINE		915,824
MARYLAND — (1.9%)
County of Anne Arundel (GO)
5.000%, 04/01/25	6,920	6,945,514

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
County of Baltimore (GO)
5.000%, 07/01/25	830	$837,802
5.000%, 07/01/26	1,235	1,274,447
5.000%, 08/01/26	3,790	3,828,285
County of Charles (GO)
5.000%, 10/01/25	610	619,488
5.000%, 10/01/26	1,095	1,136,025
County of Montgomery (GO) Series E
1.750%, 11/01/37	3,930	3,930,000
County of Prince George's (GO) Series A
5.000%, 08/01/25	1,185	1,198,725
Maryland Health & Higher Educational Facilities Authority (RB) Series 2025A
5.000%, 07/01/26	665	683,647
5.000%, 07/01/27	355	371,868
State of Maryland (GO) Series A
5.000%, 08/01/25	4,265	4,313,580
State of Maryland (GO) Series B
5.000%, 08/01/25	2,585	2,614,444
5.000%, 08/01/26	1,185	1,225,264
TOTAL MARYLAND		28,979,089
MASSACHUSETTS — (5.0%)
Bristol-Plymouth Regional Vocational Technical School District (GO) (ST AID WITHHLDG)
4.000%, 02/28/25	10,040	10,048,864
City of Fall River (GO)
4.000%, 01/30/26	4,455	4,506,113
City of Quincy (GO)
4.500%, 07/09/25	5,000	5,035,958
5.000%, 07/25/25	10,925	11,035,784
City of Somerville (GO)
4.500%, 05/30/25	8,155	8,204,486
Commonwealth of Massachusetts (GO) Series A
5.000%, 07/01/27	5,000	5,154,988
Commonwealth of Massachusetts Transportation Fund Revenue (RB) Series A
5.000%, 06/01/25	500	503,987
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Massachusetts Bay Transportation Authority Sales Tax Revenue (RB) Series B
¤ 5.000%, 07/01/29 (Pre-refunded @ $100, 7/1/25)	4,010	$4,045,970
Massachusetts Development Finance Agency (RB) Series A
5.000%, 10/15/25	2,270	2,309,077
Massachusetts Development Finance Agency (RB) Series N
5.000%, 07/01/26	225	231,214
5.000%, 07/01/27	320	332,838
Massachusetts State College Building Authority (RB) Series A
¤ 5.000%, 05/01/49 (Pre-refunded @ $100, 5/1/25)	4,750	4,776,944
Town of Hingham (GO)
4.000%, 02/14/25	14,155	14,159,585
Town of Lynnfield (GO)
4.000%, 02/06/25	5,595	5,595,519
Town of Randolph (GO)
5.000%, 03/27/25	2,000	2,006,136
Town of Watertown (GO)
5.000%, 06/15/25	500	504,555
TOTAL MASSACHUSETTS		78,452,018
MICHIGAN — (1.4%)
Birmingham City School District (GO)
5.000%, 05/01/26	1,225	1,256,917
5.000%, 05/01/27	2,940	3,074,660
Central Michigan University (RB) Series A
5.000%, 10/01/25	800	811,269
Farmington Public School District (GO)
5.000%, 05/01/26	735	753,558
5.000%, 05/01/27	1,400	1,463,044
Ferris State University (RB) (AGC) Series A
5.000%, 10/01/27	340	358,839
Grand Rapids Public Schools (GO) (AGM)
5.000%, 05/01/25	1,960	1,969,831
Grandville Public Schools (GO) (AGC)
5.000%, 05/01/26	540	553,914
5.000%, 05/01/27	580	606,023

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MICHIGAN — (Continued)
Great Lakes Water Authority Water Supply System Revenue (RB) Series A
5.000%, 07/01/25	150	$151,398
Great Lakes Water Authority Water Supply System Revenue (RB) Series C
5.000%, 07/01/25	4,510	4,552,024
Michigan Finance Authority (RB)
¤ 5.000%, 11/15/45 (Pre-refunded @ $100, 5/15/25)	1,610	1,619,447
Michigan State University (RB) Series A
5.000%, 08/15/25	1,455	1,471,823
Oakland University (RB) Series A
5.000%, 03/01/25	155	155,242
Portage Public Schools (GO) (BAM)
6.000%, 11/01/25	1,115	1,140,790
6.000%, 11/01/26	465	490,534
6.000%, 11/01/27	220	238,283
Romeo Community School District (GO) (Q-SBLF)
4.000%, 05/01/25	535	536,302
TOTAL MICHIGAN		21,203,898
MINNESOTA — (3.3%)
City of Blaine (GO) Series A
5.000%, 02/01/25	430	430,000
City of Lakeville (GO) Series C
5.000%, 02/01/25	1,420	1,420,000
City of Minneapolis (GO)
5.000%, 12/01/25	5,035	5,128,705
Cloquet Independent School District No. 94 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	2,370	2,422,274
County of Hennepin (GO) Series B
5.000%, 12/01/25	3,235	3,301,635
County of Hennepin (GO) Series C
5.000%, 12/01/31	1,030	1,066,183
Metropolitan Council (GO) Series B
5.000%, 12/01/25	1,825	1,859,418
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Minneapolis Special School District No. 1 (COP) (SD CRED PROG) Series C
5.000%, 02/01/25	3,990	$3,990,000
Minnesota Higher Education Facilities Authority (RB) Series B
5.000%, 10/01/25	335	339,167
5.000%, 10/01/26	385	396,872
Minnesota Municipal Power Agency (RB)
5.000%, 10/01/28	145	145,521
Rosemount-Apple Valley-Eagan Independent School District No. 196 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	1,750	1,789,640
St. Clair Independent School District No. 75 (GO) (SD CRED PROG) Series A
4.000%, 02/01/25	150	150,000
State of Minnesota (GO) Series A
5.000%, 08/01/25	10,000	10,114,398
5.000%, 08/01/33	985	1,012,690
State of Minnesota (GO) Series B
5.000%, 08/01/25	12,675	12,824,940
4.000%, 08/01/32	3,420	3,429,731
Western Minnesota Municipal Power Agency (RB) Series A
5.000%, 01/01/26	1,060	1,081,132
Westonka Independent School District No. 277 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	1,105	1,105,000
TOTAL MINNESOTA		52,007,306
MISSISSIPPI — (0.1%)
State of Mississippi (GO) Series F
¤ 4.000%, 11/01/34 (Pre-refunded @ $100, 11/1/25)	1,275	1,287,746
MISSOURI — (0.7%)
Curators of the University of Missouri (RB)
5.000%, 11/01/25	8,000	8,130,899

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MISSOURI — (Continued)
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 06/01/25	1,285	$1,293,704
St. Charles County School District No. R-IV Wentzville (GO)
4.000%, 03/01/29	1,535	1,551,402
TOTAL MISSOURI		10,976,005
NEBRASKA — (0.3%)
County of Sarpy (GO)
5.000%, 06/01/26	1,115	1,148,384
Nebraska State Colleges Facilities Corp. (RB) (AGM) Series B
5.000%, 07/15/25	275	277,398
5.000%, 07/15/26	645	662,153
Omaha Public Power District (RB) Series B
5.000%, 02/01/25	2,100	2,100,000
TOTAL NEBRASKA		4,187,935
NEVADA — (0.9%)
City of North Las Vegas (GO) Series B
5.000%, 06/01/25	320	322,208
Clark County School District (GO) Series A
5.000%, 06/15/25	4,485	4,518,690
5.000%, 06/15/26	1,215	1,248,739
Clark County Water Reclamation District (GO)
4.000%, 07/01/33	1,990	2,004,665
County of Clark (GO)
5.000%, 12/01/25	1,840	1,873,734
State of Nevada (GO) Series A
5.000%, 05/01/25	1,345	1,352,348
State of Nevada Highway Improvement Revenue (RB) Series A
5.000%, 12/01/25	3,140	3,199,246
TOTAL NEVADA		14,519,630
NEW HAMPSHIRE — (0.2%)
City of Nashua (GO)
5.000%, 10/01/25	3,005	3,050,348
	Face Amount	Value†
	(000)
NEW JERSEY — (7.0%)
City of Hoboken (GO) Series A
4.000%, 03/12/25	10,320	$10,330,880
City of Jersey City (GO) Series D
4.500%, 10/22/25	4,500	4,548,951
City of Plainfield (GO)
4.000%, 08/07/25	6,000	6,036,809
City of Ventnor City (GO)
4.500%, 07/01/25	3,075	3,095,066
County of Essex (GO)
4.250%, 07/10/25	7,750	7,796,536
County of Hudson (GO)
4.000%, 02/28/25	14,185	14,196,863
County of Mercer (GO)
4.000%, 02/01/25	665	665,000
County of Monmouth (GO)
5.000%, 06/03/25	2,915	2,934,981
Essex County Improvement Authority (RN)
5.000%, 06/18/25	935	942,333
New Jersey Economic Development Authority (RB) Series WW
¤ 5.250%, 06/15/29 (Pre-refunded @ $100, 6/15/25)	640	645,808
New Jersey Economic Development Authority (RB) Series XX
¤ 5.250%, 06/15/27 (Pre-refunded @ $100, 6/15/25)	1,380	1,392,523
New Jersey Educational Facilities Authority (RB) (AGM) Series A
5.000%, 07/01/25	355	357,939
5.000%, 07/01/26	680	699,123
New Jersey Educational Facilities Authority (RB) Series A
5.000%, 08/01/25	3,370	3,405,338
State of New Jersey (GO) Series A
5.000%, 06/01/25	9,230	9,298,408
Township of Hamilton/Mercer County (GO) Series A
5.000%, 05/14/25	15,095	15,177,078
Township of Lakewood (GO)
4.000%, 12/18/25	4,430	4,473,352

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW JERSEY — (Continued)
Township of Livingston (GO)
4.000%, 12/05/25	10,500	$10,593,962
Township of Parsippany-Troy Hills (GO)
4.000%, 10/29/25	10,000	10,078,896
Township of South Brunswick (GO) Series A
4.000%, 10/21/25	2,500	2,518,740
TOTAL NEW JERSEY		109,188,586
NEW MEXICO — (0.2%)
Albuquerque Bernalillo County Water Utility Authority (RB)
5.000%, 07/01/25	1,515	1,528,658
City of Albuquerque (GO) Series D
5.000%, 07/01/25	995	1,004,175
TOTAL NEW MEXICO		2,532,833
NEW YORK — (12.2%)
Canton Central School District (GO) (ST AID WITHHLDG) Series A
4.000%, 06/27/25	5,000	5,023,220
City of New York (GO) Series A
5.000%, 08/01/25	930	940,369
City of New York (GO) Series A-4
1.850%, 09/01/49	8,280	8,280,000
City of New York (GO) Series B-4
1.850%, 10/01/46	1,455	1,455,000
City of New York (GO) Series B-5
1.850%, 10/01/46	5,000	5,000,000
City of New York (GO) Series C
5.000%, 08/01/25	5,000	5,055,745
5.000%, 08/01/26	1,360	1,405,221
5.000%, 08/01/29	710	711,242
City of New York (GO) Series D
1.850%, 12/01/47	13,725	13,725,000
City of New York (GO) Series D4
1.850%, 08/01/40	2,170	2,170,000
City of New York (GO) Series E
5.000%, 08/01/25	3,305	3,341,847
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series F-6
1.850%, 06/01/44	2,985	$2,985,000
City of Rochester (GO) Series III
5.000%, 07/31/25	15,000	15,154,129
East Greenbush Central School District (GO) (ST AID WITHHLDG)
3.500%, 12/11/25	2,190	2,202,735
Elmira City School District (GO) (ST AID WITHHLDG)
4.500%, 06/13/25	7,000	7,040,783
Empire State Development Corp. (RB) Series A
5.000%, 03/15/25	1,850	1,854,792
Horseheads Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/26/25	2,000	2,007,865
Lancaster Central School District (GO) (ST AID WITHHLDG)
4.500%, 06/06/25	2,300	2,312,908
Metropolitan Transportation Authority (RB) Series C1
5.000%, 11/15/28	6,375	6,454,212
5.000%, 11/15/34	770	776,271
Metropolitan Transportation Authority Dedicated Tax Fund (ST) Series A
5.000%, 11/15/25	305	310,591
5.000%, 11/15/26	245	254,669
Monroe County Industrial Development Corp. (RB) Series A
5.000%, 12/01/26	780	802,830
New York Convention Center Development Corp. (RB)
5.000%, 11/15/25	2,000	2,027,451
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/25	345	345,935
5.000%, 03/15/30	1,310	1,348,823
¤ 5.000%, 07/01/31 (Pre-refunded @ $100, 7/1/25)	1,845	1,862,462
New York State Dormitory Authority (RB) Series E
4.000%, 02/15/34	3,625	3,625,799

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Newburgh Enlarged City School District (GO) (ST AID WITHHLDG)
4.000%, 06/25/25	3,045	$3,059,461
Niagara Falls City School District (GO) (ST AID WITHHLDG)
4.500%, 07/10/25	5,705	5,739,972
Oswego City School District (GO) (ST AID WITHHLDG)
4.500%, 07/18/25	2,350	2,365,710
Port Authority of New York & New Jersey (RB) Series 230
4.000%, 12/01/25	780	789,149
Poughkeepsie School District (GO) (ST AID WITHHLDG)
4.500%, 06/25/25	3,000	3,017,312
Tonawanda City School District (GO) (ST AID WITHHLDG)
4.500%, 06/13/25	7,000	7,039,231
Town of Amherst (GO)
4.000%, 10/30/25	5,590	5,636,332
Town of East Hampton (GO) Series A
4.000%, 08/15/25	5,000	5,031,503
Town of Monroe (GO)
4.000%, 08/01/25	3,000	3,018,233
Town of North Hempstead (GO) Series A
4.000%, 03/21/25	16,000	16,024,982
Town of North Hempstead (GO) Series B
4.000%, 09/19/25	14,300	14,412,123
Town of Oyster Bay (GO)
4.000%, 03/07/25	6,585	6,592,394
Town of Webster (GO) Series A
4.000%, 08/26/25	1,100	1,106,781
Triborough Bridge & Tunnel Authority (RB) Series A-2
5.000%, 11/15/25	725	739,029
5.000%, 11/15/26	795	829,628
Triborough Bridge & Tunnel Authority (RB) Series B
1.849%, 01/01/32	4,945	4,945,000
Village of Garden City (GO)
4.000%, 02/14/25	10,000	10,002,890
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Wayne Central School District (GO) (ST AID WITHHLDG)
4.250%, 06/27/25	1,150	$1,155,850
TOTAL NEW YORK		189,980,479
NORTH CAROLINA — (1.9%)
Charlotte-Mecklenburg Hospital Authority (RB) Series B
1.800%, 01/15/38	3,970	3,970,000
Charlotte-Mecklenburg Hospital Authority (RB) Series H
1.800%, 01/15/48	5,405	5,405,000
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/25	510	514,836
County of Brunswick (GO)
5.000%, 08/01/25	2,000	2,022,671
County of Cabarrus (RB) Series B
5.000%, 08/01/25	895	904,924
County of Gaston (GO)
4.000%, 05/01/25	15,565	15,577,600
North Carolina Capital Facilities Finance Agency (RB) Series B
¤ 5.000%, 10/01/55 (Pre-refunded @ $100, 10/1/25)	550	557,921
University of North Carolina at Charlotte (RB)
¤ 5.000%, 04/01/45 (Pre-refunded @ $100, 4/1/25)	1,000	1,003,402
TOTAL NORTH CAROLINA		29,956,354
OHIO — (1.1%)
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/25	935	935,608
5.000%, 02/15/26	1,790	1,826,572
City of Cincinnati (GO) Series A
5.000%, 12/01/25	3,220	3,280,726
City of Cincinnati (GO) Series B
5.000%, 12/01/25	1,830	1,864,512

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OHIO — (Continued)
City of Cleveland (GO) Series A
5.000%, 12/01/25	3,100	$3,155,900
City of Columbus (GO) Series A
5.000%, 08/15/25	1,765	1,786,555
City of Hamilton (GO)
4.000%, 12/17/25	535	539,295
County of Allen Hospital Facilities Revenue (RB) Series A
5.000%, 12/01/26	1,290	1,335,292
Ohio State University (RB) Series A
5.000%, 12/01/25	1,050	1,069,696
5.000%, 12/01/26	465	484,025
University of Cincinnati (RB) Series C
5.000%, 06/01/25	1,750	1,761,912
TOTAL OHIO		18,040,093
OKLAHOMA — (0.2%)
City of Tulsa (GO)
5.000%, 03/01/25	1,495	1,497,596
Oklahoma County Independent School District No. 12 Edmond (GO)
3.000%, 03/01/26	1,605	1,606,898
TOTAL OKLAHOMA		3,104,494
OREGON — (1.2%)
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/01/28	1,490	1,500,466
Marion County School District No. 103 Woodburn (GO) (SCH BD GTY)
¤ 5.000%, 06/15/30 (Pre-refunded @ $100, 6/15/25)	1,000	1,008,539
¤ 5.000%, 06/15/34 (Pre-refunded @ $100, 6/15/25)	1,000	1,008,539
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow (GO) (SCH BD GTY) Series B
5.000%, 06/15/25	425	428,412
	Face Amount	Value†
	(000)
OREGON — (Continued)
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
5.000%, 06/15/25	1,490	$1,501,960
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY) Series B
5.000%, 06/15/29	9,480	9,549,482
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/30	1,085	1,092,713
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/26	435	447,659
State of Oregon Department of Transportation (RB)
5.000%, 05/15/25	1,725	1,736,776
Union County School District No. 1 La Grande (GO) (SCH BD GTY)
¤ 5.000%, 06/15/31 (Pre-refunded @ $100, 6/15/25)	1,280	1,290,458
TOTAL OREGON		19,565,004
PENNSYLVANIA — (2.1%)
Allegheny County Hospital Development Authority (RB) Series A
5.000%, 07/15/26	1,555	1,599,255
Bristol Township School District (GO) (BAM ST AID WITHHLDG)
5.000%, 06/01/25	350	352,270
City of Philadelphia (GO) Series A
5.000%, 05/01/25	470	472,404
5.000%, 08/01/25	9,770	9,872,075
City of Philadelphia (GO) Series B
5.000%, 02/01/26	890	908,045
Commonwealth of Pennsylvania (GO) Series 1ST
5.000%, 02/01/27	4,625	4,725,661
Commonwealth of Pennsylvania (GO) (AGM) Series D
4.000%, 08/15/30	5,500	5,521,996

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
East Stroudsburg Area School District (GO) (ST AID WITHHLDG) Series AA
4.000%, 09/01/27	2,330	$2,346,885
Pennsylvania Economic Development Financing Authority (RB) Series A
5.000%, 02/01/27	5,200	5,208,025
5.000%, 02/01/29	1,000	1,000,882
5.000%, 02/01/33	60	60,034
Pennsylvania Turnpike Commission (RB) Series C
5.000%, 12/01/25	1,020	1,039,161
Pittsburgh Water & Sewer Authority (RB) Series A
5.000%, 09/01/27	195	204,667
TOTAL PENNSYLVANIA		33,311,360
RHODE ISLAND — (0.4%)
City of Cranston (GO) Series 1
4.500%, 08/20/25	6,000	6,051,810
SOUTH CAROLINA — (4.1%)
Aiken County Consolidated School District (GO)
5.000%, 04/01/25	9,000	9,030,974
Beaufort County School District (GO) (ST AID WITHHLDG)
5.000%, 03/28/25	10,090	10,122,543
Beaufort County School District (GO) (ST AID WITHHLDG) Series B
5.000%, 02/28/25	10,025	10,040,747
Beaufort County School District (GO) Series A
5.000%, 03/02/26	10,000	10,235,274
Charleston County School District (GO)
4.000%, 04/01/25	7,190	7,203,515
County of Dorchester (GO)
5.000%, 05/01/25	3,735	3,755,580
County of Newberry (GO) (ST AID WITHHLDG)
5.000%, 05/01/25	1,280	1,286,926
Horry County School District (GO)
5.000%, 03/01/25	3,665	3,671,653
Orangeburg County School District (GO)
5.000%, 08/13/25	2,185	2,207,605
	Face Amount	Value†
	(000)
SOUTH CAROLINA — (Continued)
Piedmont Municipal Power Agency (RB) Series A
5.000%, 01/01/30	1,010	$1,010,979
Richland County School District No. 2 (GO)
5.000%, 03/01/25	1,945	1,948,284
South Carolina Public Service Authority (RB) Series C
5.000%, 12/01/26	4,325	4,326,216
TOTAL SOUTH CAROLINA		64,840,296
TENNESSEE — (2.0%)
City of Memphis (GO) Series A
5.000%, 10/01/25	865	877,711
County of Hamilton (GO) Series A
5.000%, 08/01/25	6,970	7,045,570
County of Hamilton (GO) Series B
5.000%, 05/01/25	4,040	4,061,461
County of Rutherford (GO)
5.000%, 04/01/25	1,575	1,580,627
County of Rutherford (GO) Series A
5.000%, 04/01/26	1,960	2,010,519
County of Shelby (GO)
5.000%, 04/01/25	1,075	1,078,928
County of Williamson (GO)
5.000%, 04/01/26	1,710	1,755,066
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/30	185	189,573
Metropolitan Government of Nashville & Davidson County (GO) Series C
¤ 5.000%, 07/01/32 (Pre-refunded @ $100, 7/1/25)	3,935	3,972,406
¤ 4.500%, 07/01/33 (Pre-refunded @ $100, 7/1/25)	8,050	8,110,192
TOTAL TENNESSEE		30,682,053
TEXAS — (17.6%)
Allen Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	490	500,594

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,430	$1,431,051
Board of Regents of the University of Texas System (RB) Series A
5.000%, 08/15/25	3,320	3,359,270
5.000%, 08/15/26	7,240	7,478,297
5.000%, 08/15/27	10,710	11,287,091
Carrizo Springs Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	1,580	1,598,089
Central Texas Regional Mobility Authority (RB) Series A
¤ 5.000%, 01/01/35 (Pre-refunded @ $100, 7/1/25)	1,045	1,054,159
Central Texas Regional Mobility Authority (RB) Series A
¤ 5.000%, 01/01/32 (Pre-refunded @ $100, 7/1/25)	1,015	1,023,896
¤ 5.000%, 01/01/40 (Pre-refunded @ $100, 7/1/25)	4,695	4,736,148
¤ 5.000%, 01/01/45 (Pre-refunded @ $100, 7/1/25)	1,940	1,957,003
City of Allen (GO)
5.000%, 08/15/25	950	960,371
City of Austin (GO)
5.000%, 09/01/25	3,350	3,391,871
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/31	860	886,748
City of Bryan Electric System Revenue (RB) (AGM)
5.000%, 07/01/25	270	272,356
5.000%, 07/01/26	860	885,132
City of Carrollton (GO)
5.000%, 08/15/26	900	929,641
City of Cedar Park (GO)
5.000%, 02/15/25	1,265	1,265,843
City of College Station (GO)
5.000%, 02/15/25	1,215	1,215,856
City of Conroe (GO) Series C
5.000%, 11/15/25	1,100	1,117,888
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Dallas (GO)
5.000%, 02/15/25	4,205	$4,208,047
5.000%, 02/15/26	1,235	1,262,980
City of Dallas (GO) Series A
5.000%, 08/15/25	3,155	3,192,129
5.000%, 02/15/26	3,130	3,200,914
5.000%, 02/15/27	3,580	3,735,918
City of Dallas Waterworks & Sewer System Revenue (RB)
5.000%, 10/01/26	1,190	1,233,334
City of Denton (GO)
5.000%, 02/15/25	7,280	7,285,548
City of DeSoto (GO)
5.000%, 02/15/25	1,700	1,701,261
City of El Paso (GO)
5.000%, 08/15/25	495	500,799
City of Fort Worth Water & Sewer System Revenue (RB)
5.000%, 02/15/25	2,145	2,146,547
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/26	1,090	1,114,583
City of Frisco (GO)
5.000%, 02/15/25	970	970,700
5.000%, 02/15/26	1,420	1,452,026
City of Frisco (GO) Series A
5.000%, 02/15/25	780	780,562
City of Garland (GO)
5.000%, 02/15/25	910	910,672
City of Houston (GO) Series A
5.000%, 03/01/25	7,510	7,522,181
City of Laredo Waterworks & Sewer System Revenue (RB)
5.000%, 03/01/25	1,265	1,267,313
City of Lubbock (GO)
5.000%, 02/15/25	5,520	5,524,076
City of Lubbock Electric Light & Power System Revenue (RB)
5.000%, 04/15/25	520	522,105
City of Lubbock Water & Wastewater System (RB)
5.000%, 02/15/27	210	218,776
City of McKinney (GO)
5.000%, 08/15/25	3,120	3,156,219
5.000%, 08/15/26	1,225	1,265,345
City of Plano (GO)
5.000%, 09/01/25	2,160	2,187,122

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Port Arthur (GO) (BAM)
5.000%, 02/15/25	1,970	$1,971,434
City of San Antonio (GO)
5.000%, 02/01/25	6,165	6,165,000
5.000%, 02/01/26	5,325	5,440,158
City of San Antonio Electric & Gas Systems Revenue (RB) Series B
5.000%, 02/01/25	275	275,000
City of Temple (GO) Series A
5.000%, 08/01/25	285	288,071
5.000%, 08/01/26	135	139,237
City of Temple (GO) Series B
5.000%, 08/01/25	175	176,886
5.000%, 08/01/26	200	206,277
City of Waco (GO) Series A
5.000%, 02/01/25	645	645,000
Clear Lake City Water Authority (GO)
5.000%, 03/01/25	200	200,309
5.000%, 03/01/26	260	265,607
Clifton Higher Education Finance Corp. (RB) (PSF-GTD) Series T
5.000%, 08/15/25	440	444,804
Comal Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	2,000	2,001,258
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	335	342,467
County of Collin (GO)
5.000%, 02/15/25	1,300	1,300,893
County of Ector (GO)
5.000%, 02/15/26	885	903,868
County of Harris (GO)
5.000%, 09/15/26	1,105	1,145,616
County of Harris (GO) Series A
5.000%, 09/15/25	2,250	2,281,927
5.000%, 10/01/25	4,125	4,187,700
5.000%, 09/15/26	750	777,567
County of Midland (GO)
5.000%, 02/15/26	2,295	2,345,343
County of San Patricio (GO)
5.000%, 04/01/25	200	200,645
County of Tarrant (GO)
5.000%, 07/15/25	550	555,435
County of Williamson (GO)
5.000%, 02/15/25	1,880	1,881,382
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	190	$190,134
Cypress-Fairbanks Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	2,730	2,731,932
Dallas Area Rapid Transit (RB) Series A
¤ 5.000%, 12/01/28 (Pre-refunded @ $100, 12/1/25)	1,840	1,873,113
¤ 5.000%, 12/01/46 (Pre-refunded @ $100, 12/1/25)	2,660	2,707,869
Dallas County Utility & Reclamation District (GO)
5.000%, 02/15/26	400	408,199
Dallas Fort Worth International Airport (RB) Series A
5.000%, 11/01/25	2,050	2,082,781
Dallas Fort Worth International Airport (RB) Series B
5.000%, 11/01/25	1,770	1,798,303
Dallas Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,170	1,170,896
¤ 5.000%, 02/15/30 (Pre-refunded @ $100, 2/15/25)	2,165	2,166,517
Denton Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	8,820	8,934,134
¤ 5.000%, 08/15/29 (Pre-refunded @ $100, 2/15/25)	1,480	1,481,062
Dickinson Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	535	535,404
Duncanville Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/45 (Pre-refunded @ $100, 2/15/25)	2,220	2,221,593

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Garland Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,500	$1,501,118
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 05/15/27	800	833,229
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,160	1,160,837
Humble Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/29	2,500	2,500,982
Hutto Independent School District (GO) (PSF-GTD)
5.000%, 08/01/25	175	176,817
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	10,035	10,042,271
Katy Independent School District (GO) (PSF-GTD) Series B
4.000%, 02/15/33	1,790	1,790,635
Keller Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/27 (Pre-refunded @ $100, 2/15/25)	1,250	1,250,961
Lamar Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	325	325,239
5.000%, 02/15/26	335	342,521
Lewisville Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	3,015	3,051,123
Lower Colorado River Authority (RB)
5.000%, 05/15/25	275	276,646
5.000%, 05/15/26	1,865	1,912,956
Mansfield Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/45 (Pre-refunded @ $100, 2/15/25)	10,495	10,502,530
Midland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	3,865	3,867,919
	Face Amount	Value†
	(000)
TEXAS — (Continued)
5.000%, 02/15/26	1,500	$1,534,602
Midlothian Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	10,000	10,006,701
Midway Independent School District/McLennan County (GO) (PSF-GTD)
5.000%, 08/01/25	2,135	2,158,006
Navasota Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/31 (Pre-refunded @ $100, 2/15/25)	885	885,620
New Caney Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	250	250,173
5.000%, 02/15/26	400	408,816
5.000%, 02/15/33	2,135	2,136,459
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System (RB)
5.000%, 06/01/25	1,985	1,998,896
5.000%, 06/01/26	1,085	1,115,570
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/31	2,075	2,132,131
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/31	1,875	1,903,574
Permanent University Fund - University of Texas System (RB) Series A
5.000%, 07/01/25	300	302,756
Permanent University Fund - University of Texas System (RB) Series B
5.000%, 07/01/25	2,040	2,059,242
5.000%, 07/01/29	4,500	4,622,664
Pflugerville Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	6,860	6,865,205
Prosper Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	660	660,498

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Reagan County Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,250	$1,250,880
Richardson Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	4,605	4,608,117
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series B
5.000%, 07/01/26	435	446,382
1.450%, 08/01/50	4,990	4,990,000
Tarrant Regional Water District Water Supply System Revenue (RB)
5.000%, 03/01/25	415	415,683
Texas Department of Transportation State Highway Fund (RB)
5.000%, 04/01/25	3,370	3,382,100
Texas Department of Transportation State Highway Fund (RB) Series A
5.000%, 10/01/25	1,115	1,131,540
Texas Transportation Commission (GO)
5.000%, 04/01/25	3,850	3,863,446
Timber Lane Utility District (GO) (AGM) Series A
4.000%, 08/01/25	555	557,784
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/25	1,685	1,685,000
5.000%, 02/01/26	215	219,735
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	250	252,862
5.000%, 08/15/26	100	103,263
Waxahachie Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	825	825,561
Weatherford Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	320	320,219
5.000%, 02/15/26	625	638,774
	Face Amount	Value†
	(000)
TEXAS — (Continued)
West Travis County Public Utility Agency (RB) (AGM)
6.500%, 08/15/25	675	$687,867
6.500%, 08/15/26	280	295,136
Wylie Independent School District/Collin County (GO) (PSF-GTD)
5.000%, 08/15/25	190	192,287
Ysleta Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/38 (Pre-refunded @ $100, 8/15/25)	4,740	4,793,997
¤ 5.000%, 08/15/40 (Pre-refunded @ $100, 8/15/25)	2,345	2,371,713
TOTAL TEXAS		274,763,325
UTAH — (0.5%)
Alpine School District (GO) (SCH BD GTY)
5.000%, 03/15/25	2,225	2,231,162
Central Valley Water Reclamation Facility (RB)
5.000%, 03/01/25	1,330	1,332,347
City of Salt Lake City Public Utilities Revenue (RB)
5.000%, 02/01/25	1,340	1,340,000
Utah Transit Authority (RB) Series A
¤ 5.000%, 06/15/37 (Pre-refunded @ $100, 6/15/25)	955	962,803
¤ 5.000%, 06/15/38 (Pre-refunded @ $100, 6/15/25)	1,700	1,713,889
TOTAL UTAH		7,580,201
VIRGINIA — (0.9%)
City of Norfolk Water Revenue (RB)
5.000%, 11/01/25	7,495	7,608,851
County of Chesterfield (GO) (ST AID WITHHLDG) Series B
5.000%, 01/01/26	2,215	2,260,970
County of Fairfax (GO) (ST AID WITHHLDG) Series A
4.000%, 10/01/25	2,165	2,183,879
5.000%, 10/01/25	2,065	2,096,436

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
VIRGINIA — (Continued)
County of Loudoun (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/25	500	$509,512
TOTAL VIRGINIA		14,659,648
WASHINGTON — (6.4%)
Central Puget Sound Regional Transit Authority (RB) Series S-1
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/25)	6,055	6,156,226
¤ 4.000%, 11/01/50 (Pre-refunded @ $100, 11/1/25)	11,830	11,941,266
¤ 5.000%, 11/01/50 (Pre-refunded @ $100, 11/1/25)	7,390	7,513,545
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/25	2,130	2,150,519
City of Seattle (GO)
4.000%, 12/01/32	1,360	1,362,214
County of King (GO)
5.000%, 12/01/25	4,145	4,224,079
County of King (GO) Series A
5.000%, 07/01/25	5,520	5,572,493
5.000%, 12/01/25	2,560	2,608,840
4.000%, 01/01/26	500	506,028
County of King (GO) Series B
5.000%, 12/01/25	4,995	5,090,295
County of King Sewer Revenue (RB) Series A
5.000%, 01/01/26	310	316,508
Energy Northwest (RB)
5.000%, 07/01/26	525	529,505
Energy Northwest (RB) Series B
5.000%, 07/01/25	1,240	1,251,406
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project (RB) Series B
5.000%, 01/01/26	380	387,564
Grays Harbor County Public Utility District No. 1 (RB) (AGC)
5.000%, 01/01/26	210	213,989
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
King & Snohomish Counties School District No. 417 Northshore (GO) (SCH BD GTY)
5.000%, 12/01/25	1,520	$1,547,868
King County Public Hospital District No. 1 (GO)
5.000%, 12/01/25	1,060	1,074,894
King County School District No. 409 Tahoma (GO) (SCH BD GTY)
3.500%, 12/01/25	750	752,899
5.000%, 12/01/26	1,000	1,016,023
King County School District No. 414 Lake Washington (GO)
5.000%, 12/01/25	900	916,798
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY)
¤ 5.000%, 12/01/35 (Pre-refunded @ $100, 12/1/25)	2,280	2,320,090
Pierce County School District No. 3 Puyallup (GO) (SCH BD GTY) Series B
5.000%, 12/01/25	1,010	1,028,017
Spokane County School District No. 81 Spokane (GO) (SCH BD GTY)
5.000%, 12/01/25	2,615	2,665,755
State of Washington (GO) Series A
5.000%, 08/01/25	5,570	5,631,795
State of Washington (GO) Series B
5.000%, 07/01/29	645	656,260
5.000%, 08/01/29	1,035	1,064,571
5.000%, 07/01/30	1,005	1,022,181
5.000%, 07/01/31	7,525	7,650,923
State of Washington (GO) Series R-2017A
5.000%, 08/01/26	910	940,649
5.000%, 08/01/28	3,175	3,268,531
5.000%, 08/01/29	5,730	5,893,712
State of Washington (GO) Series R-2022C
5.000%, 07/01/25	4,440	4,479,928
State of Washington (GO) Series R-2024C
5.000%, 08/01/25	5,320	5,379,021

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Washington Health Care Facilities Authority (RB) Series A
5.000%, 03/01/26	790	$807,428
5.000%, 03/01/27	880	916,853
Washington Health Care Facilities Authority (RB) Series A1
5.000%, 08/01/27	595	622,306
Washington Health Care Facilities Authority (RB) Series A-2
5.000%, 08/01/26	245	251,823
TOTAL WASHINGTON		99,732,802
WISCONSIN — (3.7%)
City of Kenosha (GO)
4.000%, 09/01/25	825	830,541
City of Madison (GO) Series B
5.000%, 10/01/25	3,545	3,598,732
5.000%, 10/01/26	6,875	7,133,715
City of Milwaukee (GO) Series N4
5.000%, 04/01/25	3,100	3,110,871
5.000%, 04/01/27	1,060	1,102,722
City of Milwaukee (GO) (BAM) Series N5
5.000%, 12/01/25	1,985	2,015,885
County of Dane (GO) Series A
4.000%, 06/01/25	4,540	4,557,459
Green Bay Area Public School District (GO)
4.000%, 04/01/26	485	491,442
Kaukauna Area School District (GO) (AGC)
5.000%, 03/01/25	2,325	2,328,519
Onalaska School District (GO)
5.000%, 04/01/26	4,785	4,898,129
Portage Community School District (GO)
5.000%, 03/01/26	100	102,051
Public Finance Authority (RB) Series A
4.000%, 07/01/25	1,385	1,391,423
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
5.000%, 07/01/26	1,295	$1,329,788
Sheboygan Area School District (GO)
5.000%, 03/01/25	555	555,906
5.000%, 03/01/26	595	609,067
Sparta Area School District (GO) (AGC)
5.000%, 03/01/25	765	766,176
5.000%, 03/01/26	550	562,590
State of Wisconsin (GO) Series 2024-2
5.000%, 05/01/25	2,595	2,609,627
State of Wisconsin (GO) Series A
¤ 5.000%, 05/01/30 (Pre-refunded @ $100, 5/1/25)	2,035	2,046,040
¤ 5.000%, 05/01/32 (Pre-refunded @ $100, 5/1/25)	1,030	1,035,588
Wisconsin Department of Transportation (RB) Series 2
5.000%, 07/01/25	16,085	16,236,278
TOTAL WISCONSIN		57,312,549
TOTAL MUNICIPAL BONDS (Cost $1,533,194,234)		1,533,997,919
COMMERCIAL PAPER — (1.0%)
California Statewide Communities Development Authority
2.980%, 02/05/25	15,000	15,000,770

	Shares
INVESTMENT COMPANIES — (0.7%)
BlackRock Liquidity Funds MuniCash (Cost $11,431,239)	11,430,096	11,431,239
TOTAL INVESTMENTS — (100.0%)
(Cost $1,559,625,473)^^		$1,560,429,928

DFA Short-Term Municipal Bond Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$1,533,997,919	—	$1,533,997,919
Commercial Paper	—	15,000,770	—	15,000,770
Investment Companies	$11,431,239	—	—	11,431,239
Total Investments in Securities	$11,431,239	$1,548,998,689	—	$1,560,429,928

DFA Intermediate-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (99.9%)
ALABAMA — (0.3%)
Mobile County Board of School Commissioners (ST) (BAM)
5.000%, 03/01/29	590	$633,108
5.000%, 03/01/30	810	881,438
4.000%, 03/01/33	1,250	1,297,058
Mobile County Board of School Commissioners (ST) (BAM) Series B
5.000%, 03/01/28	660	698,115
TOTAL ALABAMA		3,509,719
ALASKA — (0.0%)
Municipality of Anchorage (GO) Series A
5.000%, 09/01/33	300	317,866
ARIZONA — (1.2%)
City of Phoenix Civic Improvement Corp. (RB) Series A
5.000%, 07/01/34	1,905	2,019,162
Glendale Union High School District No. 205 (GO) (AGM) Series B
5.000%, 07/01/28	250	266,811
5.000%, 07/01/29	500	542,191
Maricopa County Union High School District No. 210-Phoenix (GO)
5.000%, 07/01/36	2,450	2,549,486
Maricopa County Union High School District No. 210-Phoenix (GO) Series A
5.000%, 07/01/27	3,040	3,199,136
Salt River Project Agricultural Improvement & Power District (RB) Series A
5.000%, 12/01/36	7,975	8,015,354
TOTAL ARIZONA		16,592,140
ARKANSAS — (0.2%)
City of Fort Smith Water & Sewer Revenue (RB)
5.000%, 10/01/30	2,145	2,278,448
	Face Amount^	Value†
	(000)
ARKANSAS — (Continued)
County of Pulaski (RB)
5.000%, 03/01/37	520	$571,212
TOTAL ARKANSAS		2,849,660
CALIFORNIA — (3.2%)
California State Public Works Board (RB) Series D
5.000%, 11/01/41	4,000	4,438,361
Los Angeles Department of Water & Power (RB) Series D
5.000%, 07/01/43	1,200	1,270,901
Los Angeles Unified School District (GO)
5.000%, 07/01/43	900	990,987
San Francisco Community College District (GO)
5.000%, 06/15/31	1,000	1,007,694
San Joaquin Hills Transportation Corridor Agency (RB) Series A
5.000%, 01/15/30	750	813,247
State of California (GO)
5.000%, 08/01/25	765	774,175
5.000%, 08/01/26	2,250	2,328,872
3.500%, 08/01/27	800	815,872
5.000%, 11/01/27	5,610	5,952,165
5.000%, 04/01/29	2,000	2,174,157
5.000%, 08/01/30	2,300	2,369,231
5.000%, 10/01/31	1,885	2,129,613
4.000%, 08/01/35	625	628,935
5.000%, 08/01/35	3,000	3,024,411
4.000%, 09/01/35	4,495	4,524,412
5.000%, 10/01/35	1,785	1,822,974
4.000%, 10/01/36	2,410	2,470,967
5.000%, 10/01/41	1,235	1,343,120
Ventura County Community College District (GO)
4.000%, 08/01/32	5,000	5,010,564
TOTAL CALIFORNIA		43,890,658
COLORADO — (1.7%)
Arapahoe County School District No. 5 Cherry Creek (GO) (ST AID WITHHLDG)
5.250%, 12/15/44	970	1,082,222

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
COLORADO — (Continued)
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (GO) (ST AID WITHHLDG) Series C
¤ 5.000%, 12/15/29 (Pre-refunded @ $100, 12/15/26)	815	$848,402
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG)
5.000%, 12/01/35	4,290	4,315,234
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/37	400	450,706
Colorado Health Facilities Authority (RB) Series A
5.000%, 11/01/30	1,000	1,083,829
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	12,000	12,077,638
Colorado Health Facilities Authority (RB) Series A-2
5.000%, 08/01/34	30	31,731
Denver Health & Hospital Authority (COP)
5.000%, 12/01/29	325	338,045
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/34	1,215	1,289,452
Weld County School District No. RE-7 Platte Valley (GO) (ST AID WITHHLDG)
5.000%, 12/01/38	1,590	1,794,368
TOTAL COLORADO		23,311,627
CONNECTICUT — (1.3%)
City of Bristol (GO)
5.000%, 03/15/29	830	902,841
City of Meriden (GO) Series A
4.000%, 01/15/43	560	564,887
City of New Haven (GO) Series A
5.000%, 08/01/28	1,000	1,058,437
5.000%, 08/01/29	1,000	1,072,714
City of Waterbury (GO)
5.000%, 08/01/29	625	681,639
	Face Amount^	Value†
	(000)
CONNECTICUT — (Continued)
Connecticut State Health & Educational Facilities Authority (RB) Series A
1.399%, 07/01/42	4,720	$4,720,000
State of Connecticut (GO) Series A
4.000%, 01/15/34	7,015	7,384,769
State of Connecticut (GO) Series E
5.000%, 10/15/29	715	737,085
University of Connecticut (RB) Series A
5.000%, 04/15/27	945	989,695
TOTAL CONNECTICUT		18,112,067
DELAWARE — (0.0%)
Delaware Municipal Electric Corp. (RB)
5.000%, 07/01/25	45	45,401
DISTRICT OF COLUMBIA — (0.8%)
District of Columbia (GO) Series A
5.000%, 06/01/25	1,500	1,510,666
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/27	8,345	8,753,515
TOTAL DISTRICT OF COLUMBIA		10,264,181
FLORIDA — (5.7%)
Alachua County School Board (COP) (AGM)
5.000%, 07/01/29	5,230	5,662,315
Bay County School Board (COP) Series A
5.000%, 07/01/28	565	601,669
Central Florida Expressway Authority (RB) (AGM)
4.000%, 07/01/34	2,075	2,158,709
4.000%, 07/01/35	1,750	1,805,873
Central Florida Expressway Authority (RB) Series B
4.000%, 07/01/30	1,500	1,512,481
¤ 4.000%, 07/01/35 (Pre-refunded @ $100, 7/1/26)	1,100	1,119,173
Central Florida Expressway Authority (RB) Series D
5.000%, 07/01/32	825	910,975

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
City of Fort Lauderdale Water & Sewer Revenue (RB) Series A
5.000%, 09/01/38	240	$267,601
City of Fort Lauderdale Water & Sewer Revenue (RB) Series B
5.000%, 09/01/38	280	312,202
City of Tallahassee Utility System Revenue (RB) Series A
5.000%, 10/01/27	605	640,500
County of Broward Tourist Development Tax Revenue (RB)
4.000%, 09/01/36	2,225	2,287,216
4.000%, 09/01/38	5,000	5,079,914
County of Hillsborough Wastewater Impact Fee (RB)
5.000%, 05/01/27	1,010	1,054,634
County of Miami-Dade (GO) Series A
5.000%, 07/01/25	2,295	2,315,628
County of Miami-Dade Aviation Revenue (RB) Series A
4.000%, 10/01/34	2,510	2,563,652
County of Miami-Dade Aviation Revenue (RB) Series B
5.000%, 10/01/27	250	263,272
Duval County Public Schools (COP) (AGM) Series A
5.000%, 07/01/29	1,485	1,602,014
Florida Department of Environmental Protection (RB) Series A
5.000%, 07/01/25	1,000	1,009,529
Florida Development Finance Corp. (RB)
5.000%, 11/15/28	1,345	1,431,576
5.000%, 11/15/29	1,075	1,160,012
5.000%, 11/15/30	1,220	1,332,080
Hillsborough County School Board (COP)
5.000%, 07/01/29	1,810	1,951,073
Miami-Dade County Health Facilities Authority (RB) Series A
5.000%, 08/01/26	500	512,083
Okaloosa County School Board (COP) Series A
5.000%, 10/01/29	1,090	1,185,602
	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
Orange County Health Facilities Authority (RB) Series A
5.000%, 10/01/29	695	$753,122
Orlando Utilities Commission (RB) Series 2018-A
5.000%, 10/01/38	3,000	3,108,963
Orlando Utilities Commission (RB) Series A
5.000%, 10/01/36	440	497,824
5.000%, 10/01/43	335	365,531
5.000%, 10/01/44	425	461,503
Palm Beach County Health Facilities Authority (RB)
5.000%, 08/15/26	105	107,743
Pasco County School Board (COP) (AGM) Series A
5.000%, 08/01/36	1,985	2,167,801
5.000%, 08/01/37	3,000	3,258,754
Peace River Manasota Regional Water Supply Authority (RB)
5.000%, 10/01/25	2,030	2,056,081
School Board of Miami-Dade County (GO) (BAM) Series A
5.000%, 03/15/39	1,000	1,092,549
School Board of Miami-Dade County (COP) Series D
5.000%, 02/01/26	165	168,378
School District of Broward County (COP) Series A
5.000%, 07/01/27	685	719,350
School District of Broward County (COP) Series B
5.000%, 07/01/28	1,020	1,068,968
5.000%, 07/01/35	6,010	6,698,518
State of Florida (GO) Series A
5.000%, 06/01/25	2,500	2,519,189
5.000%, 06/01/27	6,580	6,920,416
4.000%, 07/01/37	1,950	1,980,840
State of Florida (GO) Series C
5.000%, 06/01/27	2,075	2,182,350

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
State of Florida Department of Transportation Turnpike System Revenue (RB) Series D
4.000%, 07/01/44	2,283	$2,277,808
TOTAL FLORIDA		77,145,471
GEORGIA — (1.3%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/25	2,000	2,036,891
Development Authority for Fulton County (RB) Series A
5.000%, 07/01/28	740	758,739
Gwinnett County Water & Sewerage Authority (RB)
4.000%, 08/01/25	2,000	2,012,913
Paulding County Hospital Authority (RB) Series A
5.000%, 04/01/29	250	268,091
Private Colleges & Universities Authority (RB)
5.000%, 10/01/28	130	137,437
5.000%, 10/01/29	265	283,685
5.000%, 10/01/30	285	307,936
State of Georgia (GO) Series A
5.000%, 07/01/27	6,090	6,419,009
State of Georgia (GO) Series C
4.000%, 07/01/29	1,140	1,197,638
State of Georgia (GO) Series C-1
5.000%, 07/01/26	4,210	4,346,906
TOTAL GEORGIA		17,769,245
HAWAII — (1.2%)
City & County of Honolulu (GO) Series A
5.000%, 10/01/37	770	777,903
City & County of Honolulu (GO) Series B
5.000%, 10/01/25	925	938,877
City & County of Honolulu (GO) Series D
5.000%, 07/01/25	845	852,896
County of Hawaii (GO) Series A
5.000%, 09/01/37	1,500	1,551,279
	Face Amount^	Value†
	(000)
HAWAII — (Continued)
State of Hawaii (GO) Series FH
5.000%, 10/01/25	1,640	$1,664,761
State of Hawaii (GO) Series FT
5.000%, 01/01/27	10,060	10,492,564
TOTAL HAWAII		16,278,280
IDAHO — (0.0%)
Idaho Health Facilities Authority (RB) Series A
5.000%, 03/01/28	290	306,747
ILLINOIS — (2.9%)
Chicago O'Hare International Airport (RB) (AGM) Series A
4.000%, 01/01/39	5,000	4,955,622
Chicago O'Hare International Airport (RB) Series D
5.250%, 01/01/36	170	175,294
Chicago Park District (GO) Series A
5.000%, 01/01/36	70	76,602
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/28	3,125	3,314,236
Cook County Community Consolidated School District No. 15 Palatine (GO) Series B
5.000%, 06/15/36	1,000	1,094,952
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	1,180	1,200,791
Cook County School District No. 78 Rosemont (GO) (AGM)
5.000%, 12/01/34	1,000	1,078,669
County of Cook Sales Tax Revenue (RB) Series A
4.000%, 11/15/39	2,110	2,098,130
County of Cook Sales Tax Revenue (RB) Series B
5.000%, 11/15/29	285	308,986
Illinois Finance Authority (RB) Series A
5.000%, 08/15/29	3,480	3,751,505
5.000%, 08/15/34	2,390	2,594,498
5.000%, 08/15/35	2,220	2,402,594

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
ILLINOIS — (Continued)
Illinois Finance Authority (RB) Series C
5.000%, 02/15/30	5,260	$5,444,726
4.000%, 02/15/33	2,805	2,826,243
Illinois State Toll Highway Authority (RB) Series A
4.000%, 01/01/39	930	934,101
Sangamon County School District No. 186 Springfield (GO) (AGM)
4.000%, 02/01/31	1,310	1,343,801
State of Illinois (GO) Series A
5.000%, 03/01/33	1,800	1,954,913
State of Illinois (GO) Series B
5.250%, 05/01/43	1,280	1,374,079
University of Illinois (RB) Series A
5.000%, 04/01/30	640	702,684
Will County Community Unit School District No. 201-U Crete-Monee (GO) (AGM) Series E
5.000%, 01/01/26	425	431,818
5.000%, 01/01/27	630	650,644
Will County Community Unit School District No. 201-U Crete-Monee (GO) (BAM) Series U-A
5.000%, 01/01/26	550	558,823
TOTAL ILLINOIS		39,273,711
INDIANA — (0.7%)
Franklin Township-Marion County Multiple School Building Corp. (RB) (ST INTERCEPT)
5.000%, 07/15/35	1,550	1,711,018
Greater Clark Building Corp. (RB) (ST INTERCEPT)
4.000%, 07/15/30	385	396,986
Indiana Finance Authority (RB) Series A
4.000%, 02/01/34	5,305	5,507,979
Indiana Municipal Power Agency (RB) Series A
5.000%, 01/01/35	1,365	1,395,024
Muncie Sanitary District (RB) (AGM) Series A
5.000%, 07/01/27	500	520,233
TOTAL INDIANA		9,531,240
	Face Amount^	Value†
	(000)
IOWA — (0.4%)
Cedar Falls Community School District (GO) (AGM)
4.000%, 06/01/29	1,470	$1,522,917
4.000%, 06/01/30	1,090	1,133,777
City of Ankeny (GO) Series A
5.000%, 06/01/25	2,050	2,063,833
City of Iowa City (GO)
5.000%, 06/01/26	1,045	1,073,802
TOTAL IOWA		5,794,329
KANSAS — (0.7%)
City of Topeka (GO) Series A
4.000%, 08/15/26	1,425	1,448,617
City of Wichita (GO) Series 828
4.000%, 06/01/25	1,190	1,194,537
Johnson County Unified School District No. 233 Olathe (GO) Series A
¤ 3.000%, 09/01/34 (Pre-refunded @ $100, 9/1/25)	2,000	2,003,379
Shawnee County Unified School District No. 437 Auburn-Washburn (GO) Series A
5.000%, 09/01/43	3,000	3,281,693
State of Kansas Department of Transportation (RB) Series A
5.000%, 09/01/27	1,520	1,603,912
TOTAL KANSAS		9,532,138
KENTUCKY — (1.5%)
Eastern Kentucky University (RB) (BAM ST INTERCEPT) Series A
5.000%, 04/01/35	350	382,453
5.000%, 04/01/36	1,520	1,655,272
5.000%, 04/01/37	1,600	1,734,972
Glasgow Independent School District Finance Corp. (RB) (ST INTERCEPT)
5.000%, 02/01/33	1,000	1,087,714
Kentucky State Property & Building Commission (RB)
5.000%, 04/01/28	625	652,467
5.000%, 08/01/31	920	927,381

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
KENTUCKY — (Continued)
5.000%, 04/01/33	3,500	$3,624,088
Kentucky State Property & Building Commission (RB) Series A
5.000%, 05/01/30	635	698,084
5.000%, 06/01/30	560	616,399
Kentucky Turnpike Authority (RB) Series A
5.000%, 07/01/29	155	156,104
Louisville & Jefferson County Metropolitan Sewer District (RB) Series C
5.000%, 05/15/42	3,610	3,922,674
5.000%, 05/15/43	3,935	4,251,107
Louisville/Jefferson County Metropolitan Government (RB) Series A
5.000%, 10/01/26	1,010	1,039,489
TOTAL KENTUCKY		20,748,204
LOUISIANA — (0.7%)
Ascension Parish School Board (GO)
5.500%, 03/01/28	250	268,939
5.000%, 03/01/29	380	409,602
City of New Orleans (GO)
5.000%, 12/01/30	1,015	1,051,227
City of New Orleans (GO) Series A
5.000%, 12/01/27	2,020	2,133,699
5.000%, 12/01/33	1,195	1,313,298
5.000%, 12/01/34	2,370	2,591,866
City of New Orleans Sewerage Service Revenue (RB) Series B
5.000%, 06/01/28	1,040	1,097,649
East Ouachita Parish School District (GO)
4.000%, 03/01/29	355	364,436
4.000%, 03/01/30	400	413,989
Louisiana Stadium & Exposition District (RB) Series A
5.000%, 07/01/37	400	440,330
TOTAL LOUISIANA		10,085,035
MAINE — (0.2%)
Maine Health & Higher Educational Facilities Authority (RB) Series A
5.000%, 07/01/28	500	526,111
5.000%, 07/01/29	480	511,249
	Face Amount^	Value†
	(000)
MAINE — (Continued)
State of Maine (GO) Series B
5.000%, 06/01/27	2,000	$2,103,933
TOTAL MAINE		3,141,293
MARYLAND — (5.7%)
County of Anne Arundel (GO)
5.000%, 10/01/29	3,620	3,974,137
5.000%, 10/01/43	2,280	2,493,799
County of Baltimore (GO)
5.000%, 03/01/27	4,145	4,338,647
5.000%, 11/01/27	2,215	2,349,493
5.000%, 03/01/28	4,000	4,270,119
County of Frederick (GO) Series A
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/27)	725	760,607
5.000%, 08/01/27	4,000	4,219,251
County of Howard (GO) Series A
5.000%, 02/15/28	1,325	1,413,318
County of Montgomery (GO) Series A
5.000%, 11/01/27	2,555	2,710,138
County of Montgomery (GO) Series C
5.000%, 10/01/27	6,570	6,957,613
County of Montgomery (GO) Series D
4.000%, 11/01/26	9,500	9,712,546
County of Prince George's (GO) Series A
4.000%, 07/01/26	2,000	2,036,376
3.000%, 09/15/27	10,950	10,986,665
5.000%, 08/01/43	2,965	3,291,342
State of Maryland (GO) Series 2ND
5.000%, 08/01/27	6,135	6,475,836
5.000%, 08/01/28	2,050	2,205,141
State of Maryland (GO) Series A
5.000%, 08/01/27	5,170	5,457,224
5.000%, 06/01/37	3,010	3,362,883
TOTAL MARYLAND		77,015,135
MASSACHUSETTS — (3.7%)
City of Fall River (GO) (ST AID WITHHLDG)
3.000%, 12/01/34	965	908,712
City of Framingham (GO)
5.000%, 06/15/25	1,565	1,579,545
City of Haverhill (GO)
4.000%, 11/15/41	1,360	1,374,951

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
4.000%, 11/15/43	1,610	$1,607,766
City of Newton (GO)
4.000%, 02/01/44	3,760	3,771,180
Commonwealth of Massachusetts (GO) Series A
5.000%, 05/01/38	280	314,123
Commonwealth of Massachusetts (GO) Series B
5.000%, 07/01/28	2,950	3,170,119
4.000%, 02/01/39	1,000	1,014,731
Commonwealth of Massachusetts (GO) Series C
5.000%, 04/01/26	2,000	2,052,734
5.000%, 08/01/40	12,000	13,300,766
5.000%, 08/01/41	5,000	5,511,612
Commonwealth of Massachusetts (GO) Series D
5.000%, 08/01/44	4,000	4,362,515
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/27	4,010	4,258,605
Massachusetts Development Finance Agency (RB) Series K
5.000%, 07/01/34	170	182,053
5.000%, 07/01/37	2,720	2,875,195
Massachusetts Development Finance Agency (RB) Series N
5.000%, 07/01/43	365	392,369
5.000%, 07/01/44	350	374,406
Nauset Regional School District (GO)
4.000%, 05/15/41	2,715	2,762,876
TOTAL MASSACHUSETTS		49,814,258
MICHIGAN — (0.9%)
Farmington Public School District (GO) (AGM)
5.000%, 05/01/25	2,140	2,151,368
Michigan Finance Authority (RB)
5.000%, 11/15/27	2,595	2,680,551
Michigan Finance Authority (RB) Series A
5.000%, 12/01/28	1,040	1,113,738
Michigan Finance Authority (RB) Series A-MI
5.000%, 12/01/35	2,000	2,072,439
	Face Amount^	Value†
	(000)
MICHIGAN — (Continued)
Oakland University (RB) Series A
5.000%, 03/01/29	695	$744,132
5.000%, 03/01/30	805	874,041
Romeo Community School District (GO) (Q-SBLF)
5.000%, 05/01/29	270	289,885
5.000%, 05/01/30	225	244,943
Saginaw City School District (GO) (Q-SBLF)
4.000%, 05/01/28	1,390	1,427,542
TOTAL MICHIGAN		11,598,639
MINNESOTA — (2.1%)
County of Hennepin (GO) Series C
5.000%, 12/01/27	5,800	6,162,171
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series C
5.000%, 02/01/25	2,630	2,630,000
Metropolitan Council (GO) Series C
5.000%, 03/01/26	700	717,152
Minnesota Higher Education Facilities Authority (RB) Series B
5.000%, 10/01/29	635	686,609
St. Louis Park Independent School District No. 283 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	1,090	1,155,050
St. Paul Independent School District No. 625 (GO) (SD CRED PROG) Series B
4.000%, 02/01/40	1,005	1,008,350
4.000%, 02/01/42	1,425	1,407,902
4.000%, 02/01/43	1,480	1,455,779
State of Minnesota (GO) Series A
5.000%, 08/01/27	5,055	5,335,836
5.000%, 08/01/28	2,315	2,490,195
State of Minnesota (GO) Series B
4.000%, 08/01/32	3,175	3,184,034
4.000%, 08/01/41	2,215	2,262,292

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
4.000%, 02/01/26	350	$354,447
TOTAL MINNESOTA		28,849,817
MISSISSIPPI — (0.7%)
State of Mississippi (GO) Series A
5.000%, 10/01/27	9,410	9,952,734
MISSOURI — (1.0%)
City of Belton (GO) Series C
5.000%, 03/01/27	2,150	2,240,155
City of Kansas City (GO) Series A
3.000%, 02/01/25	4,215	4,215,000
5.000%, 02/01/37	400	447,308
City of Kansas City (RB) Series C
5.000%, 09/01/29	1,000	1,081,878
City of Kansas City Water Revenue (RB) Series A
5.000%, 12/01/27	865	917,506
City of Wentzville (COP)
5.000%, 11/01/32	600	619,841
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 06/01/29	1,450	1,553,675
St. Louis County Reorganized School District No. R-6 (GO)
¤ 5.000%, 02/01/26 (Pre-refunded @ $100, 2/1/26)	850	867,533
5.000%, 02/01/26	1,150	1,175,365
University City School District (GO)
5.250%, 02/15/44	340	361,680
TOTAL MISSOURI		13,479,941
MONTANA — (0.0%)
Montana Facility Finance Authority (RB) Series A
4.000%, 06/01/35	400	404,226
	Face Amount^	Value†
	(000)
NEBRASKA — (1.4%)
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	2,380	$2,432,538
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/41	4,000	4,407,168
5.000%, 12/01/42	3,635	3,979,581
Omaha Public Power District (RB) Series C
5.000%, 02/01/39	4,990	4,990,000
5.000%, 02/01/43	1,000	1,000,000
Papillion-La Vista School District No. 27 (GO)
5.000%, 12/01/44	2,000	2,166,126
TOTAL NEBRASKA		18,975,413
NEVADA — (1.9%)
Clark County School District (GO) (AGM) Series A
5.000%, 06/15/28	1,000	1,067,191
County of Clark (GO) Series A
5.000%, 07/01/25	2,700	2,724,674
County of Clark Passenger Facility Charge Revenue (RB) Series B
5.000%, 07/01/27	475	498,908
County of Clark Passenger Facility Charge Revenue (RB) Series C
5.000%, 07/01/26	2,060	2,121,683
County of Clark Passenger Facility Charge Revenue (RB) Series E
5.000%, 07/01/28	1,900	2,031,454
Las Vegas Convention & Visitors Authority (RB) Series B
5.000%, 07/01/27	745	781,508
5.000%, 07/01/28	2,720	2,903,099
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/28	1,980	2,117,522
State of Nevada (GO) Series A
5.000%, 05/01/43	7,000	7,624,919
State of Nevada (GO) Series C
5.000%, 05/01/43	2,255	2,456,313

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
NEVADA — (Continued)
Washoe County School District (GO) Series C
4.000%, 10/01/32	1,290	$1,316,592
TOTAL NEVADA		25,643,863
NEW HAMPSHIRE — (0.1%)
State of New Hampshire (GO) Series A
5.000%, 02/15/37	1,455	1,641,551
NEW JERSEY — (1.5%)
City of Hoboken (GO)
3.000%, 02/01/26	2,945	2,944,164
3.000%, 02/01/27	3,035	3,046,284
3.000%, 02/01/28	4,560	4,582,678
New Jersey Economic Development Authority (RB) Series DDD
5.000%, 06/15/29	1,000	1,041,188
New Jersey Transportation Trust Fund Authority (RB) Series AA
5.000%, 06/15/31	735	817,308
5.000%, 06/15/35	3,300	3,675,230
State of New Jersey (GO) Series A
5.000%, 06/01/28	1,020	1,090,476
5.000%, 06/01/29	500	543,613
4.000%, 06/01/31	2,455	2,598,716
Township of Montville (GO)
3.000%, 10/01/25	505	505,066
TOTAL NEW JERSEY		20,844,723
NEW MEXICO — (0.3%)
Albuquerque Municipal School District No. 12 (GO) (ST AID WITHHLDG) Series A
5.000%, 08/01/37	500	535,566
City of Albuquerque (GO) Series B
5.000%, 07/01/26	1,000	1,031,329
State of New Mexico Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	2,000	2,103,738
TOTAL NEW MEXICO		3,670,633
NEW YORK — (5.3%)
City of New York (GO) Series A
5.000%, 08/01/26	2,015	2,082,000
	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series C
5.000%, 08/01/31	5,445	$5,454,522
5.000%, 03/01/42	1,390	1,519,233
City of New York (GO) Series E
5.000%, 08/01/26	2,500	2,583,127
City of New York (GO) Series F-1
5.000%, 06/01/34	2,130	2,144,790
City of Syracuse (GO) Series B
4.000%, 06/01/25	500	502,186
Empire State Development Corp. (RB) Series A
5.000%, 03/15/25	3,440	3,449,156
Empire State Development Corp. (RB) Series C
5.000%, 03/15/35	5,500	6,002,087
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	2,000	1,990,192
Metropolitan Transportation Authority (RB) Series A-1
5.000%, 11/15/36	2,595	2,601,099
Metropolitan Transportation Authority Dedicated Tax Fund (ST) Series A
5.000%, 11/15/27	200	212,053
New York City Industrial Development Agency (RB) (AGM) Series A
5.000%, 03/01/28	2,650	2,801,437
5.000%, 03/01/30	1,275	1,381,217
New York State Dormitory Authority (RB) Series 2015B-C
5.000%, 03/15/41	4,500	4,536,327
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/28	1,050	1,123,352
5.000%, 03/15/36	2,930	3,000,053
5.000%, 03/15/38	625	697,274
5.000%, 03/15/42	1,300	1,327,701
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/41	2,995	2,997,312
New York State Dormitory Authority (RB) Series B-GRP B
5.000%, 02/15/35	1,115	1,115,861

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/41	5,460	$5,796,005
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/26	3,135	3,217,007
5.000%, 03/15/29	1,010	1,097,902
4.000%, 02/15/35	1,000	999,982
5.000%, 03/15/35	1,000	1,009,722
5.000%, 03/15/36	6,455	6,516,964
New York State Thruway Authority (RB) Series A
5.000%, 03/15/29	3,000	3,264,756
Port Authority of New York & New Jersey (RB) Series 243
5.000%, 12/01/37	540	615,287
Town of Oyster Bay (GO) (AGM)
5.000%, 08/01/29	165	180,033
Triborough Bridge & Tunnel Authority (RB) Series A
5.000%, 11/15/29	500	550,044
Triborough Bridge & Tunnel Authority (RB) Series C-1
4.000%, 11/15/27	1,355	1,403,339
TOTAL NEW YORK		72,172,020
NORTH CAROLINA — (1.9%)
Charlotte-Mecklenburg Hospital Authority (RB) Series A
5.000%, 01/15/38	2,720	2,753,934
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/43	200	220,662
City of Fayetteville Public Works Commission Revenue (RB)
5.000%, 03/01/39	3,260	3,607,756
City of Greensboro (GO) Series B
5.000%, 10/01/27	4,430	4,692,284
City of Raleigh Combined Enterprise System Revenue (RB)
5.000%, 09/01/37	150	169,807
County of Wake (GO)
5.000%, 04/01/25	2,000	2,007,309
County of Wake (GO) Series A
5.000%, 03/01/28	2,020	2,156,897
	Face Amount^	Value†
	(000)
NORTH CAROLINA — (Continued)
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/32	1,375	$1,487,053
North Carolina Turnpike Authority (RB) (AGM)
5.000%, 01/01/38	1,550	1,627,640
State of North Carolina (RB)
5.000%, 03/01/25	1,000	1,001,634
5.000%, 03/01/33	50	53,499
State of North Carolina (GO) Series A
5.000%, 06/01/28	5,190	5,567,569
TOTAL NORTH CAROLINA		25,346,044
OHIO — (3.2%)
Akron Bath Copley Joint Township Hospital District (RB) Series A
5.000%, 11/15/29	250	271,363
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/28	235	248,889
City of Columbus (GO) Series 1
5.000%, 07/01/26	4,260	4,396,068
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	1,290	1,324,269
City of Columbus (GO) Series A
4.000%, 04/01/27	8,865	9,100,498
County of Montgomery (RB)
5.000%, 08/01/30	1,350	1,464,631
4.000%, 08/01/39	1,400	1,403,024
State of Ohio (GO) Series A
5.000%, 06/15/38	3,000	3,050,694
State of Ohio (GO) Series A
5.000%, 09/01/25	1,000	1,013,506
5.000%, 02/01/36	2,310	2,348,111
State of Ohio (GO) Series B
5.000%, 09/01/27	780	824,477
5.000%, 09/15/27	1,865	1,972,831
State of Ohio (GO) Series C
5.000%, 08/01/27	7,200	7,598,219
State of Ohio (GO) Series U
5.000%, 05/01/28	4,535	4,851,657

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
OHIO — (Continued)
Upper Arlington City School District (GO) Series A
5.000%, 12/01/27	3,215	$3,406,551
TOTAL OHIO		43,274,788
OKLAHOMA — (0.9%)
City of Tulsa (GO)
5.000%, 03/01/26	4,000	4,096,718
Cleveland County Educational Facilities Authority (RB) Series A
5.000%, 06/01/32	1,500	1,657,999
Cushing Educational Facilities Authority (RB)
5.000%, 09/01/28	3,430	3,619,275
Garfield County Educational Facilities Authority (RB) Series A
5.000%, 09/01/30	1,400	1,434,054
Oklahoma County Independent School District No. 12 Edmond (GO)
4.000%, 03/01/27	740	755,332
TOTAL OKLAHOMA		11,563,378
OREGON — (2.4%)
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	600	651,755
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/26	1,560	1,606,287
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/29	1,440	1,564,212
City of Salem (GO)
5.000%, 06/01/25	530	533,867
Clackamas & Washington Counties School District No. 3 (GO) (SCH BD GTY)
5.000%, 06/15/28	4,445	4,476,762
County of Washington (GO)
5.000%, 03/01/25	1,000	1,001,685
	Face Amount^	Value†
	(000)
OREGON — (Continued)
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/27	4,725	$4,969,108
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
5.000%, 06/15/29	4,855	5,292,440
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/29	1,055	1,142,112
State of Oregon (GO) Series A
5.000%, 05/01/40	1,271	1,419,132
State of Oregon (GO) Series F
5.000%, 05/01/34	1,510	1,542,970
State of Oregon Department of Transportation (RB) Series A
5.000%, 11/15/41	1,515	1,656,159
State of Oregon Department of Transportation (RB) Series B
5.000%, 11/15/26	3,530	3,674,325
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series C
5.000%, 06/15/27	2,500	2,627,982
TOTAL OREGON		32,158,796
PENNSYLVANIA — (1.3%)
Allegheny County Hospital Development Authority (RB) Series A
5.000%, 04/01/31	1,500	1,564,787
5.000%, 04/01/36	1,400	1,447,137
Bristol Township School District (GO) (BAM ST AID WITHHLDG)
5.000%, 06/01/26	570	584,958
Chichester School District (GO) (AGM ST AID WITHHLDG)
4.000%, 09/15/28	225	231,619
City of Philadelphia (GO) Series B
5.000%, 02/01/33	1,250	1,340,641

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
PENNSYLVANIA — (Continued)
County of Lebanon (GO) (AGM)
4.000%, 10/15/27	150	$154,409
County of Lehigh (RB) Series A
5.000%, 07/01/29	875	933,892
Monroeville Finance Authority (RB) Series B
5.000%, 02/15/29	665	715,210
Pennsylvania Economic Development Financing Authority (RB) Series A
5.000%, 02/15/29	395	424,824
Pennsylvania Higher Educational Facilities Authority (RB)
5.000%, 05/01/34	2,295	2,314,358
Pennsylvania State University (RB) Series E
5.000%, 03/01/25	540	540,928
Pennsylvania Turnpike Commission (RB) Series A-1
5.000%, 12/01/33	3,510	3,583,476
Pittsburgh Water & Sewer Authority (RB) (AGM) Series A
5.000%, 09/01/26	3,675	3,793,291
Snyder County Higher Education Authority (RB)
5.000%, 01/01/27	340	342,423
TOTAL PENNSYLVANIA		17,971,953
RHODE ISLAND — (0.4%)
Rhode Island Turnpike & Bridge Authority (RB) Series A
5.000%, 10/01/32	950	970,016
State of Rhode Island (GO) Series A
5.000%, 12/01/41	240	265,767
5.000%, 12/01/42	890	980,702
State of Rhode Island (GO) Series B
5.000%, 08/01/29	3,290	3,450,478
TOTAL RHODE ISLAND		5,666,963
SOUTH CAROLINA — (2.4%)
Aiken County Consolidated School District (GO)
5.000%, 04/01/25	2,140	2,147,365
County of Charleston (GO) Series A
5.000%, 11/01/29	8,145	8,946,305
	Face Amount^	Value†
	(000)
SOUTH CAROLINA — (Continued)
County of Charleston (GO) (ST AID WITHHLDG) Series C
5.000%, 11/01/27	2,855	$3,027,412
County of Spartanburg (GO) (ST AID WITHHLDG) Series A
3.000%, 04/01/25	1,000	999,989
Dorchester County School District No. 2 (GO) Series B
5.000%, 03/01/25	1,430	1,432,517
Piedmont Municipal Power Agency (RB) Series C
5.000%, 01/01/27	2,765	2,859,242
Piedmont Municipal Power Agency (RB) Series D
4.000%, 01/01/33	1,000	1,020,135
Richland County School District No. 2 (GO) Series A
5.000%, 03/01/27	1,140	1,192,031
5.000%, 03/01/38	4,000	4,408,240
South Carolina Public Service Authority (RB) Series E
5.000%, 12/01/30	2,610	2,857,184
Spartanburg County School District No. 7 (GO) Series D
5.000%, 03/01/44	1,565	1,632,256
Spartanburg Sanitary Sewer District (RB)
4.000%, 03/01/40	2,395	2,407,284
TOTAL SOUTH CAROLINA		32,929,960
TENNESSEE — (4.8%)
City of Knoxville Wastewater System Revenue (RB) Series A
5.000%, 04/01/29	3,260	3,536,989
City of Memphis (GO) Series A
5.000%, 10/01/43	1,790	1,916,337
City of Sevierville (GO)
5.000%, 06/01/30	3,285	3,620,774
County of Hamilton (GO) Series A
5.000%, 04/01/26	3,000	3,075,590
County of Knox (GO)
5.000%, 06/01/29	1,750	1,902,566
County of Williamson (GO)
5.000%, 04/01/39	2,670	2,980,179
4.000%, 04/01/42	1,225	1,223,566

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TENNESSEE — (Continued)
4.000%, 04/01/43	1,925	$1,912,572
4.000%, 04/01/44	2,000	1,970,858
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/31	5,465	5,982,766
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/27	3,820	4,020,690
4.000%, 07/01/28	10,160	10,549,142
4.000%, 07/01/37	2,000	2,013,223
Metropolitan Government of Nashville & Davidson County (GO) Series C
4.000%, 01/01/44	6,260	6,121,311
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/27	1,910	2,008,060
State of Tennessee (GO) Series A
5.000%, 02/01/27	7,720	8,067,739
State of Tennessee (GO) Series B
5.000%, 08/01/25	1,000	1,011,390
Tennessee State School Bond Authority (RB) (ST INTERCEPT) Series B
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/25)	3,000	3,047,477
TOTAL TENNESSEE		64,961,229
TEXAS — (17.4%)
Aldine Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	4,750	4,753,442
Alvin Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,445	1,446,062
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/37	535	597,624
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/25	250	252,780
5.000%, 08/01/27	2,300	2,419,757
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Austin Independent School District (GO)
5.000%, 08/01/43	1,630	$1,757,777
Barbers Hill Independent School District (GO) (PSF-GTD)
5.000%, 02/15/44	645	701,574
Board of Regents of the University of Texas System (RB) Series A
5.000%, 08/15/43	14,355	15,510,832
Board of Regents of the University of Texas System (RB) Series D
5.000%, 08/15/26	2,080	2,150,448
Board of Regents of the University of Texas System (RB) Series E
5.000%, 08/15/26	4,860	5,024,605
Board of Regents of the University of Texas System (RB) Series J
5.000%, 08/15/26	1,540	1,592,159
Brushy Creek Regional Utility Authority, Inc. (RB)
4.000%, 08/01/32	1,000	1,005,686
Central Texas Turnpike System (RB) Series A
5.000%, 08/15/39	2,315	2,474,120
City of Amarillo (GO)
2.000%, 02/15/25	5,015	5,012,323
4.000%, 02/15/25	1,620	1,620,691
City of Arlington (GO) Series A
5.000%, 08/15/37	1,995	2,234,009
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/26	1,180	1,214,807
City of Austin (GO)
5.000%, 09/01/38	790	877,692
5.000%, 09/01/44	1,350	1,468,687
City of Austin Electric Utility Revenue (RB)
5.000%, 11/15/42	900	984,242
5.000%, 11/15/43	810	886,661
5.000%, 11/15/44	540	586,968
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/29	895	980,330
5.000%, 11/15/41	1,715	1,870,432

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Bryan Electric System Revenue (RB) (AGM)
5.000%, 07/01/29	590	$637,249
5.000%, 07/01/30	1,040	1,139,570
City of Cedar Park (GO)
5.000%, 02/15/29	590	635,453
City of Celina (GO)
5.000%, 09/01/31	405	450,602
5.000%, 09/01/32	465	521,546
City of College Station (GO)
5.000%, 02/15/29	345	371,306
City of Dallas Hotel Occupancy Tax Revenue (RB)
4.000%, 08/15/27	620	625,658
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
4.000%, 10/01/34	2,060	2,141,343
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/25	1,000	1,015,134
City of Denton (GO)
4.000%, 02/15/25	3,790	3,791,642
5.000%, 02/15/29	2,150	2,323,282
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/29	1,520	1,635,285
City of Fort Worth (GO)
5.000%, 03/01/37	1,500	1,664,390
City of Fort Worth (GO) Series A
5.000%, 03/01/25	5,000	5,008,269
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/25	9,470	9,476,830
City of Garland (GO)
5.000%, 02/15/25	2,030	2,031,499
City of Houston (GO) Series A
5.000%, 03/01/25	500	500,811
5.000%, 03/01/44	5,700	6,147,609
City of Hutto (GO) (BAM)
5.000%, 08/01/43	445	479,095
City of Irving (GO)
5.000%, 09/15/28	1,875	2,014,978
City of Laredo Waterworks & Sewer System Revenue (RB)
5.000%, 03/01/42	300	319,265
City of Lewisville (GO)
5.000%, 02/15/37	1,250	1,380,364
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Lubbock Electric Light & Power System Revenue (RB)
5.000%, 04/15/27	545	$568,754
City of McKinney (GO)
5.000%, 08/15/27	2,170	2,288,852
City of New Braunfels (GO)
5.000%, 02/01/28	1,025	1,083,358
City of Pearland (GO)
5.000%, 03/01/25	3,885	3,891,394
City of Pflugerville (GO)
5.000%, 08/01/37	425	466,295
City of Richardson (GO)
5.000%, 02/15/27	1,715	1,790,385
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/32	2,260	2,314,249
4.000%, 02/01/36	2,435	2,441,801
City of San Antonio Electric & Gas Systems Revenue (RB) Series B
5.000%, 02/01/44	300	323,007
Clear Creek Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	2,175	2,176,554
Clear Lake City Water Authority (GO)
5.000%, 03/01/29	355	380,656
Clifton Higher Education Finance Corp. (RB) (PSF-GTD) Series T
5.000%, 08/15/31	670	740,592
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,260	2,310,506
5.000%, 02/15/44	4,000	4,362,380
Corpus Christi Independent School District (GO) (PSF-GTD)
5.000%, 08/15/37	2,000	2,204,028
County of Bexar (RB)
5.000%, 08/15/27	680	713,176
County of Collin (GO)
5.000%, 02/15/38	415	460,871
County of Harris (GO) Series A
5.000%, 09/15/27	1,000	1,056,436
5.000%, 10/01/29	1,990	2,173,506
County of San Patricio (GO)
5.000%, 04/01/29	150	161,401
County of Travis (GO)
4.000%, 03/01/42	2,260	2,233,179

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	990	$1,068,306
Dallas Fort Worth International Airport (RB) Series A
5.000%, 11/01/28	760	816,215
Denton Independent School District (GO) (PSF-GTD)
5.000%, 08/15/27	700	737,148
El Paso County Hospital District (GO) (AGC)
5.000%, 08/15/40	1,375	1,480,037
Fort Bend Independent School District (GO) (PSF-GTD)
5.000%, 08/15/37	250	276,902
Fort Bend Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/36	1,425	1,455,055
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/27	450	469,247
Greater Texoma Utility Authority (RB) (BAM) Series R
5.000%, 10/01/42	2,590	2,770,219
Gulf Coast Authority (RB) Series B
5.000%, 10/01/30	1,315	1,445,817
5.000%, 10/01/33	895	1,010,503
Harris County Cultural Education Facilities Finance Corp. (RB)
5.000%, 11/15/26	1,045	1,067,370
5.000%, 10/01/31	1,290	1,304,360
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 05/15/28	1,495	1,579,188
3.000%, 10/01/40	2,120	1,868,227
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	4,000	4,094,334
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,150	1,177,121
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD)
5.000%, 08/15/43	1,500	$1,631,576
Hutto Independent School District (GO) (PSF-GTD)
5.000%, 08/01/43	600	655,449
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,000	1,000,725
5.000%, 02/15/37	250	276,359
Katy Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/33	1,045	1,045,371
Katy Independent School District (GO) (PSF-GTD) Series D
5.000%, 02/15/30	500	520,804
Lamar Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	450	478,494
Lower Colorado River Authority (RB) (AGM)
5.000%, 05/15/26	500	513,303
5.000%, 05/15/32	1,475	1,632,055
Lower Colorado River Authority (RB)
5.000%, 05/15/33	1,140	1,218,839
5.000%, 05/15/41	1,600	1,695,632
5.000%, 05/15/43	910	970,253
Lower Colorado River Authority (RB) Series A
5.000%, 05/15/29	500	540,458
5.000%, 05/15/30	400	438,330
McKinney Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	380	404,518
Midlothian Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	450	478,494
North Texas Municipal Water District Water System Revenue (RB) Series A
5.000%, 09/01/28	2,100	2,249,479
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/27	1,910	1,987,243

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	1,880	$1,901,624
Northwest Independent School District (GO) (PSF-GTD)
5.000%, 02/15/38	1,750	1,918,913
Permanent University Fund - Texas A&M University System (RB)
5.000%, 07/01/40	4,790	5,237,600
Permanent University Fund - University of Texas System (RB) Series B
5.000%, 07/01/26	5,500	5,676,278
Richardson Independent School District (GO) (PSF-GTD)
5.000%, 02/15/44	1,000	1,072,386
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	4,340	4,484,259
5.000%, 08/15/30	1,000	1,107,848
4.000%, 08/15/43	875	847,958
San Antonio Public Facilities Corp. (RB)
5.000%, 09/15/31	6,815	7,517,139
State of Texas (GO) Series A
5.000%, 10/01/28	1,180	1,195,341
State of Texas (GO) Series A
5.000%, 04/01/25	1,000	1,003,656
State of Texas (GO) Series B
5.000%, 08/01/39	1,900	1,912,421
5.000%, 08/01/41	1,200	1,207,317
Tarrant County College District (GO)
5.000%, 08/15/29	1,120	1,220,778
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series B
5.000%, 07/01/29	210	225,919
5.000%, 07/01/30	455	496,192
Temple Independent School District (GO) (PSF-GTD)
5.000%, 02/01/29	515	555,992
5.000%, 02/01/30	1,000	1,096,717
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Texas Department of Transportation State Highway Fund (RB)
5.250%, 04/01/26	300	$308,622
5.000%, 10/01/26	4,385	4,546,465
Texas State Technical College (RB) (AGM) Series A
5.000%, 08/01/29	820	888,948
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	3,315	3,485,880
5.000%, 08/01/29	250	271,567
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/28	600	635,593
5.000%, 02/01/29	500	537,626
Upper Trinity Regional Water District (RB) (BAM)
5.000%, 08/01/31	195	216,540
5.000%, 08/01/32	485	543,950
Weatherford Independent School District (GO) (PSF-GTD)
5.000%, 02/15/44	495	537,693
West Travis County Public Utility Agency (RB) (AGM)
6.500%, 08/15/27	765	829,340
Wichita Falls Independent School District (GO) (PSF-GTD)
4.000%, 02/01/25	495	495,000
Willis Independent School District (GO) (PSF-GTD)
5.000%, 02/15/30	540	592,044
5.000%, 02/15/31	875	973,448
Wylie Independent School District/Collin County (GO) (PSF-GTD)
5.000%, 08/15/27	1,000	1,054,575
Ysleta Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/41 (Pre-refunded @ $100, 8/15/25)	5,865	5,931,812
TOTAL TEXAS		236,761,140

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
UTAH — (0.9%)
Canyons School District (GO) (SCH BD GTY) Series B
5.000%, 06/15/25	2,750	$2,773,392
City of Salt Lake City Public Utilities Revenue (RB)
5.000%, 02/01/30	2,155	2,374,009
Intermountain Power Agency (RB) Series A
5.000%, 07/01/41	2,000	2,137,989
State of Utah (GO)
5.000%, 07/01/26	4,450	4,596,591
TOTAL UTAH		11,881,981
VIRGINIA — (3.9%)
Arlington County Industrial Development Authority (RB)
5.000%, 07/01/26	100	102,631
City of Alexandria (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/27	3,210	3,385,134
City of Harrisonburg (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/25	3,000	3,030,772
City of Manassas (GO) (ST AID WITHHLDG)
4.000%, 01/01/42	1,055	1,057,167
4.000%, 01/01/44	1,120	1,106,225
City of Norfolk (GO) (ST AID WITHHLDG)
5.000%, 08/01/28	2,440	2,623,634
City of Norfolk (GO) (ST AID WITHHLDG) Series A
5.000%, 09/01/36	275	309,603
5.000%, 09/01/37	550	616,325
City of Norfolk Water Revenue (RB)
5.000%, 11/01/41	1,935	2,138,004
5.000%, 11/01/42	2,040	2,243,010
City of Richmond (GO) Series B
5.000%, 07/15/25	3,000	3,031,447
City of Richmond (GO) (ST AID WITHHLDG) Series D
5.000%, 03/01/27	3,275	3,425,152
City of Roanoke (GO) (ST AID WITHHLDG) Series B
4.000%, 10/01/43	1,055	1,033,137
	Face Amount^	Value†
	(000)
VIRGINIA — (Continued)
County of Arlington (GO)
5.000%, 06/15/37	7,025	$7,855,087
County of Chesterfield (GO) (ST AID WITHHLDG) Series B
5.000%, 01/01/28	2,800	2,979,504
County of Fairfax (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/27	1,000	1,058,678
4.000%, 10/01/42	2,265	2,262,988
County of Henrico (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	1,680	1,772,414
5.000%, 08/01/28	2,945	3,162,570
County of Henrico Water & Sewer Revenue (RB)
5.000%, 05/01/25	3,345	3,363,845
County of Loudoun (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/25	500	509,512
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/28	4,480	4,763,324
Lynchburg Economic Development Authority (RB)
5.000%, 01/01/28	420	442,865
5.000%, 01/01/29	530	562,977
TOTAL VIRGINIA		52,836,005
WASHINGTON — (7.9%)
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/25	900	908,670
City of Seattle (GO)
4.000%, 12/01/34	1,020	1,020,850
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 07/01/27	8,420	8,862,781
Clark County Public Utility District No. 1 Electric Revenue (RB)
5.000%, 01/01/29	410	441,884
5.000%, 01/01/30	500	546,448
Clark County Public Utility District No. 1 Generating System Revenue (RB)
5.000%, 01/01/29	645	695,160
5.000%, 01/01/30	880	961,749

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
County of King (GO) Series A
5.000%, 06/01/28	3,590	$3,844,071
5.000%, 06/01/29	2,050	2,233,217
County of King (GO) Series E
5.000%, 12/01/25	975	993,601
County of King Sewer Revenue (RB) Series A
5.000%, 01/01/28	1,625	1,725,523
Energy Northwest (RB) Series A
5.000%, 07/01/28	1,165	1,222,256
5.000%, 07/01/39	8,830	9,687,957
5.000%, 07/01/40	3,760	4,065,707
5.000%, 07/01/41	3,305	3,548,556
4.000%, 07/01/42	1,400	1,382,836
Franklin County School District No. 1 Pasco (GO) (SCH BD GTY)
5.000%, 12/01/36	1,445	1,623,044
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,815	1,848,276
King County School District No. 401 Highline (GO) (SCH BD GTY)
5.000%, 12/01/37	270	299,911
5.000%, 12/01/41	2,260	2,463,123
4.125%, 12/01/43	6,850	6,862,338
5.000%, 12/01/44	3,000	3,253,282
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
5.000%, 12/01/25	2,425	2,469,861
5.000%, 12/01/26	1,555	1,617,734
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/25	4,000	4,072,344
State of Washington (GO) Series C
5.000%, 02/01/42	1,530	1,617,846
State of Washington (GO) Series D
5.000%, 02/01/37	1,410	1,431,740
State of Washington (GO) Series R-2022C
4.000%, 07/01/29	3,205	3,350,550
State of Washington (GO) Series R-2023A
5.000%, 08/01/38	1,445	1,619,492
	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
State of Washington (GO) Series R-2023B
5.000%, 07/01/35	6,000	$6,820,228
State of Washington (GO) Series A
5.000%, 08/01/36	3,000	3,314,827
5.000%, 08/01/39	1,000	1,074,908
5.000%, 08/01/40	2,325	2,499,532
State of Washington (GO) Series A-2
5.000%, 08/01/41	1,535	1,673,471
State of Washington (GO) Series C
5.000%, 02/01/38	2,500	2,649,048
State of Washington (GO) Series D
5.000%, 06/01/25	1,500	1,510,721
5.000%, 02/01/41	6,000	6,077,233
State of Washington (GO) Series E
5.000%, 06/01/38	2,425	2,594,803
State of Washington (GO) Series R-2018D
5.000%, 08/01/33	3,865	4,035,016
TOTAL WASHINGTON		106,920,594
WEST VIRGINIA — (0.2%)
State of West Virginia (GO) Series A
5.000%, 12/01/41	2,500	2,597,511
West Virginia Hospital Finance Authority (RB) Series A
5.000%, 06/01/37	395	432,579
TOTAL WEST VIRGINIA		3,030,090
WISCONSIN — (3.7%)
City of Madison (GO) Series A
4.000%, 10/01/26	5,000	5,107,475
5.000%, 10/01/26	920	954,621
City of Madison (GO) Series B
5.000%, 10/01/27	7,745	8,193,318
City of Madison (GO) Series C
5.000%, 10/01/26	945	980,562
City of Milwaukee (GO) Series N4
5.000%, 04/01/27	4,015	4,176,820
5.000%, 04/01/28	5,385	5,685,025
City of Milwaukee Sewerage System Revenue (RB) Series S2
5.000%, 06/01/34	1,185	1,292,820

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
County of Dodge (GO) Series A
3.000%, 03/01/28	1,355	$1,345,913
Public Finance Authority (RB) Series A
4.000%, 07/01/37	655	663,297
Racine Unified School District (GO) (AGM)
5.000%, 04/01/39	1,125	1,211,821
State of Wisconsin (GO) Series 1
5.000%, 05/01/29	1,525	1,661,371
State of Wisconsin (GO) Series 2
5.000%, 05/01/37	1,575	1,781,843
State of Wisconsin (GO) Series 2021-2
5.000%, 05/01/36	1,210	1,312,541
State of Wisconsin (GO) Series 2024-2
5.000%, 05/01/28	2,000	2,140,158
State of Wisconsin (GO) Series A
5.000%, 05/01/25	2,885	2,901,261
State of Wisconsin (GO) Series B
5.000%, 05/01/37	3,155	3,517,585
	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
University of Wisconsin Hospitals & Clinics (RB) Series B
5.000%, 04/01/28	1,080	$1,146,792
Wisconsin Department of Transportation (RB) Series A
5.000%, 07/01/43	3,940	4,307,142
WPPI Energy (RB) Series A
5.000%, 07/01/28	1,380	1,421,697
TOTAL WISCONSIN		49,802,062
TOTAL MUNICIPAL BONDS (Cost $1,366,167,448)		1,357,666,948

	Shares
INVESTMENT COMPANIES — (0.1%)
BlackRock Liquidity Funds MuniCash (Cost $1,664,205)	1,664,038	1,664,205
TOTAL INVESTMENTS — (100.0%)
(Cost $1,367,831,653)^^		$1,359,331,153
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$1,357,666,948	—	$1,357,666,948
Investment Companies	$1,664,205	—	—	1,664,205
Total Investments in Securities	$1,664,205	$1,357,666,948	—	$1,359,331,153

DFA Selective State Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (98.9%)
ALABAMA — (0.6%)
Alabama Community College System (RB) (BAM)
5.000%, 10/01/32	685	$703,655
Infirmary Health System Special Care Facilities Financing Authority of Mobile (RB) Series A
3.000%, 02/01/30	350	335,746
4.000%, 02/01/38	750	721,159
University of South Alabama (RB) (AGM)
4.000%, 04/01/38	250	250,376
University of South Alabama (RB) (BAM) Series A
5.000%, 04/01/44	500	536,757
TOTAL ALABAMA		2,547,693
ALASKA — (1.4%)
Alaska Municipal Bond Bank Authority (RB) Series 1
5.000%, 05/01/27	250	260,617
Borough of Matanuska-Susitna (RB)
5.250%, 09/01/28	420	425,000
Municipality of Anchorage (GO) Series A
4.000%, 09/01/34	2,945	2,952,584
Municipality of Anchorage (GO) Series C
4.000%, 09/01/34	2,015	2,020,189
State of Alaska (GO) Series A
5.000%, 08/01/36	250	270,443
TOTAL ALASKA		5,928,833
ARIZONA — (1.8%)
Arizona Industrial Development Authority (RB) Series A
5.000%, 02/01/37	1,160	1,273,580
City of Phoenix Civic Improvement Corp. (RB) Series A
5.000%, 07/01/34	1,010	1,070,526
	Face Amount	Value†
	(000)
ARIZONA — (Continued)
Maricopa County Industrial Development Authority (RB) Series A
3.250%, 01/01/37	250	$231,218
4.000%, 09/01/37	390	394,129
Northern Arizona University (COP) (AGM)
5.000%, 09/01/25	550	556,435
Pinal County Electric District No. 3 (RB)
5.000%, 07/01/28	160	170,224
Salt River Project Agricultural Improvement & Power District (RB) Series A
4.000%, 01/01/38	4,000	4,012,176
TOTAL ARIZONA		7,708,288
ARKANSAS — (0.1%)
Arkansas Development Finance Authority (RB) Series B-1
5.000%, 09/01/28	40	41,963
5.000%, 09/01/30	10	10,662
North Little Rock School District No. 1 (GO) (ST AID WITHHLDG)
2.000%, 02/01/30	250	225,512
Pulaski County Special School District (GO) (ST AID WITHHLDG)
2.000%, 02/01/29	250	230,901
TOTAL ARKANSAS		509,038
CALIFORNIA — (1.3%)
California Health Facilities Financing Authority (RB) Series A
5.000%, 04/01/33	275	300,198
California State University (RB) Series A
4.000%, 11/01/36	3,000	3,004,004
City of Sacramento Transient Occupancy Tax Revenue (RB) Series A
5.000%, 06/01/26	260	268,087

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Hesperia Community Redevelopment Successor Agency (TAN) (AGM) Series A
3.375%, 09/01/37	500	$487,020
Imperial Beach Redevelopment Successor Agency (TAN)
4.000%, 06/01/38	260	263,547
Lower Tule River Irrigation District (RB) Series A
5.000%, 08/01/26	300	308,393
Mountain House Public Financing Authority (RB) (BAM) Series A
4.000%, 12/01/29	165	171,505
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series 2020-B
4.000%, 05/01/40	210	212,430
Ukiah Public Financing Authority (RB)
4.000%, 04/01/28	475	485,983
Victor Valley Transit Authority (COP)
3.000%, 07/01/37	225	198,515
Washington Township Health Care District (RB) Series A
4.000%, 07/01/33	100	100,385
TOTAL CALIFORNIA		5,800,067
COLORADO — (1.2%)
Cherokee Metropolitan District (RB) (BAM)
4.000%, 08/01/34	175	181,393
Colorado Health Facilities Authority (RB) Series A
5.000%, 11/01/30	595	644,878
Colorado Health Facilities Authority (RB) Series A-1
5.000%, 08/01/25	55	55,515
4.000%, 08/01/37	350	349,214
Colorado Health Facilities Authority (RB) Series A-2
5.000%, 08/01/35	870	916,523
Denver Health & Hospital Authority (COP)
5.000%, 12/01/30	325	337,206
	Face Amount	Value†
	(000)
COLORADO — (Continued)
Denver Health & Hospital Authority (RB) Series A
5.000%, 12/01/33	990	$1,026,814
E-470 Public Highway Authority (RB) Series A
5.000%, 09/01/34	220	239,305
5.000%, 09/01/36	300	322,685
Flying Horse Metropolitan District No. 2 (GO) (AGM) Series A
4.000%, 12/01/40	430	427,322
Fossil Ridge Metropolitan District No. 3 (GO) (BAM)
5.000%, 12/01/29	280	300,380
South Suburban Park & Recreation District (COP)
5.000%, 12/15/31	280	299,240
Upper Eagle Regional Water Authority (RB) (AGM)
5.000%, 12/01/29	125	136,133
TOTAL COLORADO		5,236,608
CONNECTICUT — (1.3%)
City of Bridgeport (GO) Series A
5.000%, 06/01/32	355	385,498
City of Bridgeport (GO) Series B
5.000%, 08/15/26	500	514,669
City of New Haven (GO) Series A
5.000%, 08/01/29	595	638,265
Connecticut State Health & Educational Facilities Authority (RB) Series A
5.000%, 07/01/34	805	855,645
State of Connecticut (GO) Series A
4.000%, 04/15/38	500	504,357
State of Connecticut Special Tax Revenue (RB) Series A
5.000%, 05/01/35	515	568,316
4.000%, 09/01/36	1,500	1,496,303
5.000%, 05/01/38	500	538,382
TOTAL CONNECTICUT		5,501,435
DELAWARE — (0.0%)
Delaware Municipal Electric Corp. (RB)
5.000%, 07/01/29	150	161,698

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
DISTRICT OF COLUMBIA — (1.4%)
District of Columbia (RB)
5.000%, 04/01/26	175	$179,304
District of Columbia (GO) Series D
5.000%, 06/01/36	1,660	1,706,370
District of Columbia (GO) Series A
4.000%, 10/15/39	1,610	1,609,633
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (RB) Series A
5.000%, 10/01/32	660	702,347
Washington Metropolitan Area Transit Authority (RB)
5.000%, 07/01/31	410	427,295
5.000%, 07/01/38	1,585	1,630,898
TOTAL DISTRICT OF COLUMBIA		6,255,847
FLORIDA — (11.0%)
Brevard County Health Facilities Authority (RB) Series A
5.000%, 04/01/41	1,500	1,600,641
Central Florida Expressway Authority (RB) (AGM)
4.000%, 07/01/34	250	260,085
Central Florida Expressway Authority (RB) Series A
4.000%, 07/01/37	450	450,937
Central Florida Expressway Authority (RB) Series B
¤ 4.000%, 07/01/35 (Pre-refunded @ $100, 7/1/26)	2,000	2,034,860
Central Florida Expressway Authority (RB) Series D
5.000%, 07/01/32	265	292,616
Central Florida Tourism Oversight District Utility Revenue (RB) Series 2018-1
5.000%, 10/01/29	400	430,208
5.000%, 10/01/37	400	424,446
City of Fort Lauderdale Water & Sewer Revenue (RB) Series B
5.000%, 09/01/25	675	683,528
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
City of Gainesville Utilities System Revenue (RB) Series A
¤ 5.000%, 10/01/25 (Pre-refunded @ $100, 10/1/25)	825	$836,337
5.000%, 10/01/25	1,560	1,581,791
City of Hollywood Water & Sewer Revenue (RB)
5.000%, 10/01/28	250	269,236
City of Lakeland Department of Electric Utilities (RB)
5.000%, 10/01/25	1,415	1,434,765
City of Orlando Tourist Development Tax Revenue (RB) (AGM) Series A
5.000%, 11/01/25	800	810,611
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/31	2,125	2,153,483
County of Broward Tourist Development Tax Revenue (RB)
4.000%, 09/01/38	1,000	1,015,983
County of Hillsborough Wastewater Impact Fee (RB)
5.000%, 05/01/34	750	811,475
County of Miami-Dade (GO) Series B
4.000%, 07/01/33	1,505	1,505,027
County of Miami-Dade Aviation Revenue (RB)
5.000%, 10/01/30	665	682,410
County of Miami-Dade Seaport Department (RB) Series B
5.000%, 10/01/37	855	927,186
County of Miami-Dade Water & Sewer System Revenue (RB)
5.000%, 10/01/26	2,555	2,590,176
County of Pasco (GO) Series A
5.000%, 10/01/25	595	603,861
County of Seminole Water & Sewer Revenue (RB) Series A
5.000%, 10/01/27	855	867,081
4.000%, 10/01/28	2,500	2,515,219
Duval County Public Schools (COP) Series B
5.000%, 07/01/28	400	403,224

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Florida Development Finance Corp. (RB)
5.000%, 11/15/29	160	$172,653
Florida Development Finance Corp. (RB) Series A
5.000%, 08/01/43	570	597,020
Hillsborough County Industrial Development Authority (RB) Series E
1.750%, 11/15/54	4,345	4,345,000
Hillsborough County School Board (COP)
5.000%, 07/01/30	685	728,358
Hillsborough County School Board (COP) Series A
5.000%, 07/01/26	670	674,810
Hillsborough County School Board (COP) Series B
5.000%, 07/01/28	895	937,541
Marion County School Board (COP) (AGM)
5.000%, 06/01/42	1,000	1,090,744
5.000%, 06/01/43	1,000	1,084,692
Miami-Dade County Educational Facilities Authority (RB) Series A
5.000%, 04/01/33	415	434,504
5.000%, 04/01/44	2,250	2,420,315
Miami-Dade County Expressway Authority (RB) Series A
5.000%, 07/01/33	300	305,966
North Broward Hospital District (RB) Series B
5.000%, 01/01/35	290	299,115
Orange County Health Facilities Authority (RB) Series 2025A
5.000%, 10/01/44	415	443,744
Orange County Health Facilities Authority (RB) Series A
5.000%, 10/01/42	500	536,414
Orlando Utilities Commission (RB) Series A
4.000%, 10/01/32	3,220	3,274,070
5.000%, 10/01/44	855	928,435
Polk County School District (COP) Series A
5.000%, 01/01/28	660	698,510
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
School Board of Miami-Dade County (COP) Series A
5.000%, 05/01/31	595	$598,081
School District of Broward County (COP) Series A
5.000%, 07/01/32	645	659,474
South Florida Water Management District (COP)
3.000%, 10/01/31	450	435,252
5.000%, 10/01/36	1,445	1,472,634
Volusia County School Board (COP) Series A
5.000%, 08/01/30	500	550,371
West Palm Beach Community Redevelopment Agency (TAN)
5.000%, 03/01/28	275	278,545
TOTAL FLORIDA		48,151,434
GEORGIA — (0.7%)
Board of Water Light & Sinking Fund Commissioners of The City of Dalton (RB)
5.000%, 03/01/26	100	101,829
5.000%, 03/01/29	250	258,008
Brookhaven Development Authority (RB) Series A
5.000%, 07/01/34	260	277,183
City of Atlanta Department of Aviation (RB) Series E
5.000%, 07/01/34	375	402,301
Cobb County Kennestone Hospital Authority (RB) Series A
5.000%, 04/01/37	790	807,765
Development Authority for Fulton County (RB) Series A
5.000%, 10/01/30	425	458,419
Municipal Electric Authority of Georgia (RB) Series A
5.000%, 11/01/27	100	105,280
Paulding County Hospital Authority (RB) Series A
4.000%, 04/01/41	170	167,755
Private Colleges & Universities Authority (RB)
5.000%, 10/01/27	250	261,117

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
GEORGIA — (Continued)
5.000%, 10/01/28	170	$179,726
TOTAL GEORGIA		3,019,383
HAWAII — (0.4%)
State of Hawaii Airports System Revenue (RB) Series D
5.000%, 07/01/29	315	341,960
4.000%, 07/01/39	700	701,986
University of Hawaii (RB) Series B
3.000%, 10/01/31	510	493,538
TOTAL HAWAII		1,537,484
IDAHO — (0.2%)
Idaho Health Facilities Authority (RB) Series 2025A
5.000%, 03/01/44	300	321,895
Idaho Health Facilities Authority (RB) Series A
5.000%, 03/01/37	440	456,847
TOTAL IDAHO		778,742
ILLINOIS — (5.5%)
Chicago O'Hare International Airport (RB) Series A
5.000%, 01/01/31	260	282,227
Chicago O'Hare International Airport (RB) Series C
5.000%, 01/01/38	1,605	1,622,375
Chicago O'Hare International Airport (RB) Series D
5.000%, 01/01/41	1,000	1,070,888
Chicago Park District (GO) Series A
5.000%, 01/01/43	100	106,045
5.000%, 01/01/44	200	211,327
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/28	575	609,819
5.000%, 06/01/29	1,230	1,323,721
Chicago Transit Authority Sales Tax Receipts Fund (RB) Series A
5.000%, 12/01/44	750	800,961
City of Springfield Electric Revenue (RB) (BAM)
5.000%, 03/01/25	1,000	1,001,498
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
City of Springfield Electric Revenue (RB)
5.000%, 03/01/28	140	$140,213
5.000%, 03/01/29	360	360,547
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	1,000	1,017,620
Cook County High School District No. 202 Evanston Township (GO)
5.000%, 12/01/27	1,000	1,017,255
County of Cook Sales Tax Revenue (RB) Series A
5.000%, 11/15/29	155	168,045
4.000%, 11/15/39	135	134,241
5.000%, 11/15/42	1,255	1,332,673
Elmhurst Park District (GO)
5.000%, 12/15/42	230	250,294
5.000%, 12/15/44	1,000	1,076,295
Grundy & Will Counties Community Unit School District No. 1 Coal City (GO)
¤ 5.000%, 02/01/27 (Pre-refunded @ $100, 2/1/26)	160	163,300
5.000%, 02/01/27	415	424,030
Illinois Finance Authority (RB) Series A
5.000%, 08/15/35	580	627,705
Illinois Finance Authority (RB) Series C
5.000%, 02/15/30	895	926,432
5.000%, 02/15/31	645	667,087
4.000%, 02/15/33	590	594,468
Illinois State Toll Highway Authority (RB) Series A
4.000%, 01/01/39	250	251,102
5.000%, 01/01/39	1,005	1,039,320
Kane Cook & DuPage etc. Counties Community College District No. 509 Elgin (GO)
4.000%, 12/15/41	1,000	1,003,805
Kane Cook & DuPage etc. Counties Community College District No. 509 Elgin (GO) Series B
4.000%, 12/15/26	460	470,070

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
Knox & Warren Counties Community Unit School District No. 205 Galesburg (GO) (BAM) Series B
4.000%, 01/01/27	500	$508,027
Metropolitan Water Reclamation District of Greater Chicago (GO) Series A
5.000%, 12/01/44	750	816,119
Sales Tax Securitization Corp. (RB) Series A
5.000%, 01/01/44	800	863,282
State of Illinois (GO)
5.500%, 01/01/30	1,020	1,125,823
4.000%, 06/01/37	100	99,005
State of Illinois (GO) Series A
5.000%, 11/01/25	500	506,896
State of Illinois (GO) Series B
5.000%, 05/01/25	570	572,658
Village of Schaumburg (GO) Series A
4.000%, 12/01/26	510	520,661
Will County Community Unit School District No. 201-U Crete-Monee (GO) (AGM)
5.000%, 01/01/27	245	248,885
Will County Community Unit School District No. 201-U Crete-Monee (GO) (AGM) Series B
¤ 5.000%, 01/01/27(Pre-refunded @ $100, 1/1/26)	300	306,077
TOTAL ILLINOIS		24,260,796
INDIANA — (1.2%)
Ball State University (RB) Series R
5.000%, 07/01/29	385	401,369
City of Hobart (GO) (ST INTERCEPT) Series B
3.000%, 01/01/26	300	297,652
Indiana Finance Authority (RB) Series A
5.000%, 07/01/29	400	424,561
4.000%, 02/01/34	750	778,696
5.000%, 10/01/41	510	556,648
Indiana Municipal Power Agency (RB) Series A
4.000%, 01/01/39	1,595	1,599,538
	Face Amount	Value†
	(000)
INDIANA — (Continued)
Indiana State University (RB) Series T
4.000%, 10/01/39	110	$110,422
Indiana University (RB) Series A
4.000%, 06/01/35	875	875,618
Muncie Sanitary District (RB) (AGM) Series A
5.000%, 07/01/27	350	364,163
TOTAL INDIANA		5,408,667
IOWA — (0.3%)
City of Sioux City (GO) Series C
5.000%, 06/01/25	1,375	1,384,188
KENTUCKY — (1.2%)
Campbell Kenton & Boone Counties Sanitation District No. 1 (RB)
2.000%, 08/01/30	300	268,552
City of Hazard (RB)
5.000%, 07/01/29	1,000	1,055,540
Eastern Kentucky University (RB) (BAM ST INTERCEPT) Series A
5.000%, 04/01/38	680	731,889
Kentucky State Property & Building Commission (RB)
5.000%, 05/01/36	500	522,265
Kentucky State Property & Building Commission (RB) Series A
5.000%, 11/01/29	545	583,393
Louisville/Jefferson County Metropolitan Government (RB) Series A
5.000%, 10/01/26	1,135	1,168,138
University of Louisville (RB) (BAM ST INTERCEPT) Series B
4.000%, 09/01/30	400	413,272
University of Louisville (RB) (ST INTERCEPT) Series C
4.000%, 09/01/26	400	403,445
TOTAL KENTUCKY		5,146,494
LOUISIANA — (0.8%)
City of New Orleans (GO)
5.000%, 12/01/30	1,000	1,105,409

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
LOUISIANA — (Continued)
City of New Orleans Sewerage Service Revenue (RB) Series B
5.000%, 06/01/28	140	$147,760
City of New Orleans Water System Revenue (RB)
5.000%, 12/01/28	335	340,011
Lafourche Parish School Board (GO)
5.000%, 03/01/28	635	670,753
5.000%, 03/01/29	40	42,846
Louisiana Public Facilities Authority (RB) Series A
5.000%, 05/15/31	250	268,034
Louisiana Stadium & Exposition District (RB) Series A
5.000%, 07/01/38	200	219,519
Tangipahoa Parish Hospital Service District No. 1 (RB)
5.000%, 02/01/29	505	530,368
TOTAL LOUISIANA		3,324,700
MAINE — (0.1%)
City of Portland General Airport Revenue (RB)
5.000%, 01/01/27	235	238,488
MARYLAND — (0.9%)
Maryland Health & Higher Educational Facilities Authority (RB) Series 2025A
5.000%, 07/01/42	365	394,495
Maryland Health & Higher Educational Facilities Authority (RB) Series B
4.000%, 01/01/35	1,000	984,257
Washington Suburban Sanitary Commission (RB)
4.000%, 06/01/41	1,075	1,071,094
Washington Suburban Sanitary Commission (RB) Series 2ND
4.000%, 06/01/41	1,300	1,295,277
TOTAL MARYLAND		3,745,123
MASSACHUSETTS — (1.6%)
City of Quincy (GO)
5.000%, 07/25/25	325	328,230
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Commonwealth of Massachusetts (GO) Series D
4.000%, 02/01/37	1,280	$1,284,738
Massachusetts Development Finance Agency (RB) Series A
4.000%, 07/15/36	2,000	2,011,925
Massachusetts Development Finance Agency (RB) Series G
5.000%, 07/01/33	325	351,425
5.000%, 07/01/38	1,035	1,100,490
Massachusetts Development Finance Agency (RB) Series I
5.000%, 07/01/29	500	511,208
5.000%, 10/01/29	150	161,935
Massachusetts Development Finance Agency (RB) Series K
5.000%, 07/01/30	775	841,515
Massachusetts Development Finance Agency (RB) Series N
5.000%, 07/01/44	525	561,609
TOTAL MASSACHUSETTS		7,153,075
MICHIGAN — (2.5%)
Central Michigan University (RB)
4.000%, 10/01/35	450	461,504
4.000%, 10/01/36	470	478,903
City of Dearborn Heights (GO) (BAM)
3.000%, 05/01/27	855	853,345
City of Saginaw Water Supply System Revenue (RB) (AGM)
4.000%, 07/01/29	510	523,996
Eastern Michigan University (RB) (BAM) Series A
5.000%, 03/01/31	645	664,129
4.000%, 03/01/34	320	322,715
Farmington Public School District (GO) (BAM)
3.375%, 05/01/34	250	244,441
Ferris State University (RB)
5.000%, 10/01/27	505	522,344
Grand Traverse County Hospital Finance Authority (RB)
5.000%, 07/01/29	230	246,162

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MICHIGAN — (Continued)
Kalamazoo Public Schools (GO)
4.000%, 05/01/25	190	$190,505
Karegnondi Water Authority (RB)
5.000%, 11/01/29	500	519,878
Michigan Finance Authority (RB)
5.000%, 11/15/27	1,205	1,244,726
4.000%, 11/15/35	295	294,706
5.000%, 11/15/37	1,485	1,517,958
Michigan Finance Authority (RB) Series 2013-2
4.000%, 12/01/35	1,695	1,712,215
Michigan Finance Authority (RB) Series A-MI
5.000%, 12/01/35	600	621,732
Wayne County Airport Authority (RB) Series A
5.000%, 12/01/40	500	536,571
TOTAL MICHIGAN		10,955,830
MINNESOTA — (0.1%)
Plymouth Intermediate District No. 287 (COP) Series A
5.000%, 02/01/30	230	239,816
Southern Minnesota Municipal Power Agency (RB) Series A
5.000%, 01/01/35	60	61,139
TOTAL MINNESOTA		300,955
MISSISSIPPI — (0.5%)
Mississippi Development Bank (RB) Series A
5.000%, 04/01/28	635	645,327
State of Mississippi (GO) Series C
4.000%, 10/01/37	1,500	1,508,504
TOTAL MISSISSIPPI		2,153,831
MISSOURI — (1.5%)
City of St. Charles (COP) Series B
3.000%, 02/01/37	440	401,663
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 11/15/29	350	374,891
4.000%, 07/01/34	510	528,423
5.000%, 11/15/38	1,070	1,113,741
	Face Amount	Value†
	(000)
MISSOURI — (Continued)
Jefferson County Consolidated School District No. 6 (GO) Series A
3.000%, 03/01/34	140	$131,832
Kansas City Industrial Development Authority (RB) Series B
5.000%, 03/01/30	15	16,336
5.000%, 03/01/33	450	487,040
Missouri Joint Municipal Electric Utility Commission (RB) Series A
5.000%, 12/01/37	2,000	2,037,020
Stone County Reorganized School District No. 4 Reeds Spring (GO)
4.000%, 03/01/34	1,195	1,201,103
University City School District (GO)
5.000%, 02/15/26	175	178,612
TOTAL MISSOURI		6,470,661
MONTANA — (0.1%)
Montana Facility Finance Authority (RB) Series A
4.000%, 06/01/35	500	505,283
NEBRASKA — (0.2%)
Public Power Generation Agency (RB)
5.000%, 01/01/41	1,000	1,017,843
NEVADA — (3.3%)
City of North Las Vegas (GO) (BAM)
5.000%, 06/01/28	560	597,792
Clark County School District (GO) Series A
5.000%, 06/15/28	615	643,838
Clark County School District (GO) Series D
5.000%, 06/15/28	1,645	1,672,034
Clark County School District (GO) (AGM) Series A
4.000%, 06/15/40	395	395,871
Clark County Water Reclamation District (GO)
4.000%, 07/01/33	3,490	3,515,719

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEVADA — (Continued)
County of Clark Department of Aviation (RB) Series B
5.000%, 07/01/32	425	$456,898
5.000%, 07/01/40	500	526,342
County of Clark Passenger Facility Charge Revenue (RB) Series E
5.000%, 07/01/32	300	322,516
Las Vegas Convention & Visitors Authority (RB) Series A
5.000%, 07/01/40	355	387,230
Las Vegas Convention & Visitors Authority (RB) Series C
4.000%, 07/01/35	1,345	1,350,485
Nevada System of Higher Education (RB)
3.000%, 07/01/32	275	263,259
State of Nevada (GO) Series D
5.000%, 04/01/27	2,370	2,382,271
Washoe County School District (GO)
5.000%, 06/01/25	1,515	1,526,105
Washoe County School District (GO) (BAM)
5.000%, 10/01/25	365	370,403
TOTAL NEVADA		14,410,763
NEW JERSEY — (1.0%)
City of Vineland (GO) (AGM)
3.000%, 10/01/28	515	509,009
Gloucester County Improvement Authority (RB) (BAM)
5.000%, 07/01/32	145	157,956
New Brunswick Parking Authority (RB) (BAM)
5.000%, 09/01/27	325	328,954
New Jersey Educational Facilities Authority (RB) (AGM) Series A
5.000%, 07/01/33	300	311,570
New Jersey Educational Facilities Authority (RB) (AGM) Series C
5.000%, 07/01/28	100	105,222
New Jersey Health Care Facilities Financing Authority (RB)
5.000%, 07/01/28	155	156,003
	Face Amount	Value†
	(000)
NEW JERSEY — (Continued)
New Jersey Transportation Trust Fund Authority (RB) Series AA
5.000%, 06/15/31	700	$778,389
New Jersey Turnpike Authority (RB) Series G
3.250%, 01/01/38	865	792,769
Passaic Valley Sewerage Commission (RB) (AGM) Series J
3.000%, 12/01/32	750	716,276
State of New Jersey (GO) Series A
4.000%, 06/01/31	345	365,196
TOTAL NEW JERSEY		4,221,344
NEW MEXICO — (0.4%)
New Mexico Hospital Equipment Loan Council (RB) Series A
4.000%, 08/01/36	1,785	1,789,066
NEW YORK — (5.1%)
City of New York (GO) Series D
1.850%, 12/01/47	175	175,000
City of New York (GO) Series F5
1.850%, 06/01/44	1,000	1,000,000
Elmira City School District (GO) (ST AID WITHHLDG)
4.500%, 06/13/25	1,500	1,508,739
Horseheads Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/26/25	1,500	1,505,899
Lewiston-Porter Central School District (GO) (ST AID WITHHLDG)
4.250%, 06/24/25	1,535	1,542,704
Metropolitan Transportation Authority (RB) Series C1
5.250%, 11/15/29	825	836,298
Metropolitan Transportation Authority (RB) Series C-1
5.000%, 11/15/30	1,015	1,071,232
Monroe County Industrial Development Corp. (RB)
5.000%, 07/01/27	150	155,921
Monroe County Industrial Development Corp. (RB) Series A
5.000%, 12/01/25	715	722,454

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
5.000%, 12/01/28	315	$332,612
New York City Industrial Development Agency (RB) (AGM) Series A
3.000%, 01/01/33	500	472,665
New York Convention Center Development Corp. (RB)
5.000%, 11/15/35	1,020	1,028,710
New York State Dormitory Authority (RB) Series E
4.000%, 02/15/35	2,500	2,499,955
Niagara Falls City School District (GO) (ST AID WITHHLDG)
4.500%, 07/10/25	2,000	2,012,260
Poughkeepsie School District (GO) (ST AID WITHHLDG)
4.500%, 06/25/25	1,500	1,508,656
Salmon River Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/27/25	2,000	2,008,150
Southwestern Central School District (GO) (ST AID WITHHLDG) Series A
4.250%, 06/26/25	1,500	1,508,286
Town of Oyster Bay (GO)
4.000%, 03/07/25	2,045	2,047,296
Wayne Central School District (GO) (ST AID WITHHLDG)
4.250%, 06/27/25	350	351,780
TOTAL NEW YORK		22,288,617
NORTH CAROLINA — (1.5%)
Charlotte-Mecklenburg Hospital Authority (RB) Series A
5.000%, 01/15/38	1,580	1,599,712
City of Charlotte Airport Revenue (RB) Series A
5.000%, 07/01/41	1,460	1,580,763
North Carolina Capital Facilities Finance Agency (RB)
4.000%, 05/01/34	490	490,750
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/29	425	456,072
	Face Amount	Value†
	(000)
NORTH CAROLINA — (Continued)
North Carolina Turnpike Authority (RB) (AGM)
5.000%, 01/01/38	1,000	$1,050,090
5.000%, 01/01/39	1,415	1,447,754
TOTAL NORTH CAROLINA		6,625,141
NORTH DAKOTA — (0.3%)
City of Fargo (GO) Series H
4.000%, 05/01/43	1,000	975,210
City of Grand Forks (RB)
5.000%, 12/01/29	225	235,581
TOTAL NORTH DAKOTA		1,210,791
OHIO — (0.5%)
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/29	225	237,891
City of Mansfield (GO) (BAM)
5.000%, 12/01/25	190	192,878
County of Montgomery (RB)
5.000%, 08/01/28	370	391,635
4.000%, 08/01/39	600	601,296
4.000%, 08/01/40	500	495,788
Ohio Higher Educational Facility Commission (RB)
4.000%, 05/01/40	10	9,486
Ohio Higher Educational Facility Commission (RB) Series B
5.000%, 12/01/26	320	331,119
TOTAL OHIO		2,260,093
OKLAHOMA — (0.8%)
City of Oklahoma City (GO)
2.000%, 03/01/26	2,000	1,965,902
Oklahoma Development Finance Authority (RB) Series B
4.000%, 06/01/29	770	777,822
Oklahoma Industries Authority (RB)
5.000%, 04/01/25	370	371,280
University of Oklahoma (RB) Series C
5.000%, 07/01/27	255	262,665
TOTAL OKLAHOMA		3,377,669

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (0.3%)
Deschutes County Hospital Facilities Authority (RB) Series A
5.000%, 01/01/28	215	$222,732
Metro (RB)
5.000%, 06/15/30	225	235,236
Salem Hospital Facility Authority (RB) Series A
5.000%, 05/15/31	575	587,339
5.000%, 05/15/37	200	209,994
TOTAL OREGON		1,255,301
PENNSYLVANIA — (3.7%)
Allegheny County Hospital Development Authority (RB) Series A
5.000%, 04/01/31	1,250	1,303,989
5.000%, 04/01/36	430	444,478
4.000%, 07/15/38	1,125	1,121,943
Butler Area Sewer Authority (RB) (BAM) Series A
¤ 2.000%, 07/01/29 (Pre-refunded @ $100, 1/1/26)	300	297,584
Chester County School Authority (RB)
5.000%, 03/01/28	320	326,964
City of Philadelphia (GO) Series A
4.000%, 05/01/38	810	824,510
City of Philadelphia (GO) Series B
5.000%, 02/01/37	515	544,137
City of Philadelphia Airport Revenue (RB) Series A
4.000%, 07/01/39	850	843,475
City of Philadelphia Airport Revenue (RB) Series B
4.000%, 07/01/36	250	253,332
County of Westmoreland (GO) Series A
5.000%, 08/15/29	530	564,024
Derry Township Industrial & Commercial Development Authority (RB)
4.000%, 11/15/29	400	411,060
DuBois Hospital Authority (RB)
5.000%, 07/15/32	250	256,927
Lancaster Higher Education Authority (RB) (BAM)
5.000%, 10/01/28	500	529,354
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
Montgomery County Higher Education & Health Authority (RB) Series A
5.000%, 09/01/27	955	$992,463
Pennsylvania Economic Development Financing Authority (RB) Series A
5.000%, 02/01/28	1,000	1,000,942
Pennsylvania Higher Educational Facilities Authority (RB)
5.000%, 05/01/29	245	248,084
5.000%, 05/01/34	1,270	1,280,712
Pennsylvania Turnpike Commission (RB) Series A-1
5.000%, 12/01/33	1,565	1,597,761
Pennsylvania Turnpike Commission (RB) Series B
5.000%, 12/01/37	1,250	1,362,668
Philadelphia Gas Works Co. (RB) (AGM) Series A
5.000%, 08/01/28	250	266,750
Pittsburgh Water & Sewer Authority (RB) Series A
5.000%, 09/01/30	475	519,885
5.000%, 09/01/31	780	861,038
Pittsburgh Water & Sewer Authority (RB) (AGM) Series B
5.000%, 09/01/28	245	262,871
TOTAL PENNSYLVANIA		16,114,951
RHODE ISLAND — (0.0%)
City of Providence (GO) Series A
5.000%, 01/15/26	185	188,095
SOUTH CAROLINA — (1.1%)
College of Charleston (RB) Series A
3.000%, 04/01/32	750	726,939
Piedmont Municipal Power Agency (RB) Series A
5.000%, 01/01/27	460	460,574
Piedmont Municipal Power Agency (RB) Series D
4.000%, 01/01/33	500	510,067
South Carolina Jobs-Economic Development Authority (RB) Series A
5.250%, 11/01/43	1,235	1,352,005

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
SOUTH CAROLINA — (Continued)
South Carolina Public Service Authority (RB) Series A
4.000%, 12/01/40	1,095	$1,077,163
South Carolina Public Service Authority (RB) Series C
5.000%, 12/01/25	630	630,470
TOTAL SOUTH CAROLINA		4,757,218
SOUTH DAKOTA — (0.2%)
City of Sioux Falls Sales Tax Revenue (RB) Series A
5.000%, 11/15/26	860	891,788
South Dakota Health & Educational Facilities Authority (RB)
3.250%, 09/01/32	130	127,348
TOTAL SOUTH DAKOTA		1,019,136
TENNESSEE — (3.2%)
Chattanooga Health Educational & Housing Facility Board (RB) Series A-1
5.000%, 08/01/25	1,050	1,059,822
City of Knoxville Electric System Revenue (RB) Series LL
5.000%, 07/01/25	970	979,118
County of Maury (GO)
5.000%, 04/01/25	905	908,055
County of Williamson (GO)
4.000%, 04/01/42	1,000	998,830
Greeneville Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/30	665	698,278
Knox County Health Educational & Housing Facility Board (RB) Series A
5.000%, 01/01/33	685	703,731
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/30	125	128,090
5.000%, 07/01/31	1,240	1,357,480
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 01/01/28	1,065	$1,095,011
4.000%, 07/01/37	3,000	3,019,834
Metropolitan Government of Nashville & Davidson County (GO) Series C
4.000%, 01/01/44	3,000	2,933,536
TOTAL TENNESSEE		13,881,785
TEXAS — (21.7%)
Arlington Higher Education Finance Corp. (RB) (PSF-GTD) Series A
5.000%, 08/15/28	300	321,449
Austin Independent School District (GO)
5.000%, 08/01/41	1,475	1,604,355
Austin Independent School District (GO) (PSF-GTD)
4.000%, 08/01/44	1,440	1,402,918
Bexar County Hospital District (GO)
5.000%, 02/15/27	555	577,718
5.000%, 02/15/42	270	286,076
Brushy Creek Regional Utility Authority, Inc. (RB)
4.000%, 08/01/32	200	201,137
Central Texas Regional Mobility Authority (RB) Series A
¤ 5.000%, 01/01/45 (Pre-refunded @ $100, 7/1/25)	1,430	1,442,533
Central Texas Regional Mobility Authority (RB) Series B
5.000%, 01/01/39	500	533,611
4.000%, 01/01/40	755	745,627
Central Texas Turnpike System (RB) Series A
5.000%, 08/15/39	1,310	1,400,042
City of Austin (GO)
5.000%, 09/01/44	440	478,683
City of Austin Airport System Revenue (RB) Series A
5.000%, 11/15/32	525	538,167
City of Austin Electric Utility Revenue (RB)
5.000%, 11/15/43	250	273,661
5.000%, 11/15/44	165	179,351
City of Celina (GO)
4.125%, 09/01/25	1,000	1,007,695

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Dallas (GO)
5.000%, 02/15/34	1,855	$1,859,772
City of El Paso (GO) Series A
5.000%, 08/15/26	1,010	1,043,572
City of Fort Worth (GO)
4.000%, 03/01/29	2,335	2,352,257
City of Fort Worth (GO) Series A
5.000%, 03/01/25	645	646,067
City of Hutto (GO) (BAM) Series A
3.000%, 08/01/27	515	507,439
City of Irving (GO)
5.000%, 09/15/26	240	248,590
City of League City (GO)
4.000%, 02/15/28	160	162,683
City of Lubbock (GO)
5.000%, 02/15/25	830	830,613
City of Mount Pleasant (GO) (AGM)
5.000%, 05/15/29	390	417,002
5.000%, 05/15/30	415	449,053
City of New Braunfels Utility System Revenue (RB)
5.000%, 07/01/25	1,145	1,154,898
City of Odessa (GO)
5.000%, 03/01/29	225	237,304
City of Plano (GO)
5.000%, 09/01/35	2,045	2,065,819
City of San Angelo (GO)
5.000%, 02/15/25	1,000	1,000,653
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/35	1,000	1,034,221
4.000%, 02/01/36	1,235	1,238,449
City of San Antonio Electric & Gas Systems Revenue (RB) Series A
5.250%, 02/01/44	1,200	1,320,488
City of Seguin (GO)
5.000%, 09/01/43	1,750	1,865,334
City of Waco (GO) Series A
4.000%, 02/01/25	2,000	2,000,000
Cleburne Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	1,280	1,307,996
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/32	4,020	4,099,306
5.000%, 02/15/43	735	799,566
	Face Amount	Value†
	(000)
TEXAS — (Continued)
5.000%, 02/15/44	2,000	$2,181,190
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,230	1,230,879
County of Bexar (GO)
4.000%, 06/15/26	600	610,624
County of Fort Bend Toll Road Revenue (RB) (AGM)
5.000%, 03/01/26	250	255,740
County of Harris (GO)
5.000%, 09/15/42	2,715	2,982,150
County of Harris (GO) Series A
5.000%, 10/01/26	805	816,649
County of Midland (GO)
5.000%, 02/15/42	1,110	1,192,700
Dallas College (GO)
5.000%, 02/15/35	1,575	1,587,450
Dallas County Utility & Reclamation District (GO)
5.000%, 02/15/26	810	826,603
Dallas Fort Worth International Airport (RB)
5.000%, 11/01/30	35	38,774
4.000%, 11/01/39	495	494,670
Denton Independent School District (GO) (PSF-GTD)
¤ 4.000%, 08/15/31 (Pre-refunded @ $100, 2/15/25)	2,725	2,726,059
Duncanville Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/31 (Pre-refunded @ $100, 2/15/25)	1,990	1,991,428
Fort Bend County Municipal Management District No. 1 (GO) (BAM)
2.000%, 09/01/30	245	218,802
Fort Bend County Municipal Utility District No. 57 (GO) (AGM)
2.000%, 04/01/28	350	323,476
Greater Greenspoint Redevelopment Authority (TAN) (AGM)
4.000%, 09/01/34	250	256,028

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 05/15/28	790	$834,487
5.000%, 07/01/28	425	452,978
5.000%, 05/15/31	530	564,839
3.000%, 10/01/40	100	88,124
Harris County Flood Control District (GO) Series A
5.000%, 10/01/27	315	333,058
Houston Community College System (RB)
5.000%, 04/15/26	1,230	1,235,233
Irving Independent School District (GO) (PSF-GTD)
5.000%, 02/15/43	2,500	2,696,153
Katy Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/34	750	750,266
Katy Independent School District (GO) (PSF-GTD) Series D
5.000%, 02/15/25	1,220	1,220,884
Keller Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/27 (Pre-refunded @ $100, 2/15/25)	2,545	2,546,956
Keller Independent School District (GO) (PSF-GTD) Series A
¤ 5.000%, 02/15/33 (Pre-refunded @ $100, 2/15/25)	2,500	2,501,828
Klein Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/01/33	2,000	2,003,619
Lower Colorado River Authority (RB)
5.000%, 05/15/39	1,205	1,275,382
5.000%, 05/15/41	735	772,018
5.000%, 05/15/43	635	677,045
Lower Colorado River Authority (RB) Series A
5.000%, 05/15/38	450	477,960
Permanent University Fund - Texas A&M University System (RB) Series A
4.000%, 07/01/32	920	920,600
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Permanent University Fund - University of Texas System (RB) Series A
4.000%, 07/01/42	2,480	$2,446,693
Pharr San Juan Alamo Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/01/28 (Pre-refunded @ $100, 2/1/25)	635	635,000
Point Aquarius Municipal Utility District (GO) (BAM)
3.000%, 03/01/26	100	99,575
Port Freeport (RB) Series B
5.000%, 06/01/29	350	364,557
Roma Independent School District (GO) (PSF-GTD)
4.000%, 02/15/26	540	546,441
San Antonio Independent School District (GO) (PSF-GTD)
4.000%, 08/15/43	500	484,547
Southwest Independent School District (GO) (PSF-GTD)
5.000%, 02/01/25	835	835,000
State of Texas (GO) Series A
4.000%, 10/01/36	1,750	1,751,790
State of Texas (GO) Series B
5.000%, 08/01/39	1,000	1,006,537
5.000%, 08/01/40	1,865	1,876,918
Stephen F Austin State University (RB)
5.000%, 10/15/29	350	361,742
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series A
4.000%, 02/15/35	1,750	1,751,243
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series B
5.000%, 07/01/25	350	352,739
1.450%, 08/01/50	885	885,000
Texas Municipal Power Agency (RB) (AGM)
3.000%, 09/01/32	200	190,679
Texas Transportation Commission (GO)
5.000%, 04/01/43	1,075	1,175,938

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Timber Lane Utility District (GO) (AGM) Series A
4.000%, 08/01/26	365	$370,455
Town of Prosper (GO)
5.000%, 02/15/37	1,530	1,692,898
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/25	545	545,000
Waco Educational Finance Corp. (RB)
5.000%, 03/01/36	250	272,723
Waco Educational Finance Corp. (RB) Series A
5.000%, 03/01/35	695	748,094
Wylie Independent School District/Collin County (GO) (PSF-GTD)
5.000%, 08/15/42	1,750	1,916,667
TOTAL TEXAS		95,028,993
UTAH — (1.1%)
County of Uintah (GO)
¤ 4.000%, 12/15/28 (Pre-refunded @ $100, 6/15/26)	750	762,663
Granite School District Board of Education (GO) (SCH BD GTY)
5.000%, 06/01/25	1,000	1,007,495
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/43	450	480,843
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/28	440	473,570
Murray City School District (GO) (SCH BD GTY)
5.000%, 02/01/25	1,250	1,250,000
Utah Associated Municipal Power Systems (RB) Series B
5.000%, 09/01/35	900	931,465
TOTAL UTAH		4,906,036
VIRGINIA — (0.0%)
Lynchburg Economic Development Authority (RB)
5.000%, 01/01/29	200	212,444
	Face Amount	Value†
	(000)
WASHINGTON — (11.5%)
Central Puget Sound Regional Transit Authority (RB) Series S-1
¤ 5.000%, 11/01/45 (Pre-refunded @ $100, 11/1/25)	780	$793,040
¤ 4.000%, 11/01/50 (Pre-refunded @ $100, 11/1/25)	1,050	1,059,876
City of Kirkland (GO)
5.000%, 12/01/43	2,725	2,993,091
City of Port Angeles Water & Wastewater Utility Revenue (RB)
5.000%, 11/01/25	1,255	1,276,083
5.000%, 11/01/26	750	778,907
City of Seattle (GO)
4.000%, 12/01/32	375	375,611
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 09/01/29	480	524,697
4.000%, 04/01/33	755	759,820
City of Seattle Solid Waste Revenue (RB)
4.000%, 06/01/29	170	172,101
City of Tacoma Sewer Revenue (RB)
4.000%, 12/01/35	1,475	1,475,237
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/40	2,090	2,310,845
County of King Sewer Revenue (RB) Series A
4.000%, 07/01/36	3,000	3,009,781
4.000%, 07/01/39	2,000	2,000,144
Energy Northwest (RB)
4.000%, 07/01/27	400	401,391
Energy Northwest (RB) Series A
5.000%, 07/01/35	2,770	2,787,499
King & Snohomish Counties School District No. 417 Northshore (GO) (SCH BD GTY)
5.000%, 12/01/26	520	540,790
5.000%, 12/01/42	1,195	1,318,614
King County School District No. 216 Enumclaw (GO) (SCH BD GTY)
5.000%, 12/01/34	2,610	2,623,550

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 401 Highline (GO) (SCH BD GTY)
5.000%, 12/01/26	1,595	$1,623,581
4.125%, 12/01/43	2,660	2,664,791
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
4.000%, 12/01/33	1,105	1,124,503
Klickitat County Public Utility District No. 1 (RB) (AGM) Series A
5.000%, 12/01/28	275	294,932
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY) Series B
5.000%, 12/01/26	635	660,041
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/27	2,380	2,420,303
Spokane County School District No. 81 Spokane (GO) (SCH BD GTY)
4.000%, 12/01/44	1,920	1,897,051
State of Washington (GO) Series B
5.000%, 08/01/41	1,430	1,476,581
State of Washington (GO) Series 2016-B
5.000%, 08/01/40	1,215	1,223,141
State of Washington (GO) Series A-1
5.000%, 08/01/26	1,300	1,314,100
State of Washington (GO) Series B
5.000%, 08/01/29	995	1,023,428
State of Washington (GO) Series C
5.000%, 06/01/29	1,045	1,071,598
State of Washington (GO) Series D
5.000%, 02/01/41	1,250	1,266,090
State of Washington (GO) Series R-2024C
5.000%, 08/01/40	1,325	1,486,432
State of Washington (GO) Series R-2025C
5.000%, 07/01/39	2,500	2,838,912
State of Washington (COP) Series D
5.000%, 07/01/40	630	665,399
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Washington Health Care Facilities Authority (RB)
5.000%, 09/01/40	750	$785,292
Washington Health Care Facilities Authority (RB) Series A
5.000%, 03/01/40	395	433,678
Washington Health Care Facilities Authority (RB) Series A-1
5.000%, 08/01/25	35	35,327
Washington Health Care Facilities Authority (RB) Series B
5.000%, 08/15/35	1,000	1,022,515
TOTAL WASHINGTON		50,528,772
WEST VIRGINIA — (0.1%)
West Virginia Hospital Finance Authority (RB) Series A
5.000%, 09/01/32	440	457,728
WISCONSIN — (5.2%)
City of Kaukauna Electric System Revenue (RB) (AGM)
4.000%, 12/15/30	800	818,211
City of Kenosha (GO) Series A
4.000%, 09/01/25	595	598,997
City of Milwaukee (GO) Series B3
3.000%, 03/01/30	610	581,946
City of Milwaukee (GO) Series N4 & B5
5.000%, 04/01/26	610	623,258
4.000%, 04/01/28	415	419,085
City of Milwaukee Sewerage System Revenue (RB) Series S2
5.000%, 06/01/27	305	318,180
City of Waukesha (GO) Series C
5.000%, 10/01/26	260	268,754
Green Bay Area Public School District (GO)
5.000%, 04/01/25	400	401,363
Mequon & Thiensville School District (GO)
2.000%, 03/01/25	1,345	1,343,326
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/26	880	912,096

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
Platteville School District (GO)
5.000%, 03/01/31	565	$616,602
Public Finance Authority (RB) Series A
4.000%, 07/01/38	675	679,536
4.000%, 07/01/39	675	674,743
River Falls School District (GO) Series A
3.000%, 04/01/25	1,520	1,519,430
State of Wisconsin (GO) Series 1
5.000%, 05/01/38	1,000	1,139,758
State of Wisconsin (GO) Series A
5.000%, 05/01/40	1,750	1,782,384
5.000%, 05/01/41	1,100	1,213,027
5.000%, 05/01/43	4,000	4,366,310
State of Wisconsin (GO) Series B
5.000%, 05/01/40	1,180	1,213,849
Wisconsin Health & Educational Facilities Authority (RB)
5.000%, 04/04/32	715	754,976
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
5.000%, 07/01/34	645	$665,045
Wisconsin Health & Educational Facilities Authority (RB) Series A
4.000%, 10/15/33	1,345	1,370,083
WPPI Energy (RB) Series A
5.000%, 07/01/36	600	612,689
TOTAL WISCONSIN		22,893,648
TOTAL MUNICIPAL BONDS (Cost $441,118,413)		432,630,075

	Shares
INVESTMENT COMPANIES — (1.1%)
BlackRock Liquidity Funds MuniCash (Cost $4,883,468)	4,882,979	4,883,468
TOTAL INVESTMENTS — (100.0%)
(Cost $446,001,881)^^		$437,513,543
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$432,630,075	—	$432,630,075
Investment Companies	$4,883,468	—	—	4,883,468
Total Investments in Securities	$4,883,468	$432,630,075	—	$437,513,543

DFA Short-Term Selective State Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (97.4%)
ALABAMA — (0.9%)
City of Madison (GO) Series A
¤ 5.000%, 04/01/37 (Pre-refunded @ $100, 4/1/25)	1,000	$1,003,565
UAB Medicine Finance Authority (RB) Series B
5.000%, 09/01/25	750	758,602
TOTAL ALABAMA		1,762,167
ALASKA — (0.8%)
Borough of North Slope (GO) Series A
5.000%, 06/30/25	265	267,264
State of Alaska (GO) Series A
5.000%, 08/01/25	1,020	1,031,266
State of Alaska International Airports System (RB) Series A
5.000%, 10/01/26	70	72,412
5.000%, 10/01/27	200	210,880
TOTAL ALASKA		1,581,822
ARIZONA — (0.6%)
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/26	150	154,765
5.000%, 07/01/27	330	347,314
Maricopa County Unified School District No. 69 Paradise Valley (GO) Series A
5.000%, 07/01/26	75	77,383
5.000%, 07/01/27	260	273,642
Northern Arizona University (COP) (AGM)
5.000%, 09/01/25	250	252,925
TOTAL ARIZONA		1,106,029
CALIFORNIA — (0.9%)
City of Los Angeles (RN)
5.000%, 06/26/25	900	905,560
Peralta Community College District (GO) Series A
5.000%, 08/01/25	780	780,904
TOTAL CALIFORNIA		1,686,464
	Face Amount^	Value†
	(000)
COLORADO — (2.1%)
Adams 12 Five Star Schools (GO) (ST AID WITHHLDG)
5.000%, 12/15/25	75	$76,465
5.000%, 12/15/26	680	708,259
Arapahoe County School District No. 5 Cherry Creek (GO) (ST AID WITHHLDG)
5.000%, 12/15/25	305	310,854
City & County of Denver Airport System Revenue (RB) Series C
5.000%, 11/15/25	495	503,519
Platte River Power Authority (RB) Series JJ
5.000%, 06/01/25	2,300	2,317,467
TOTAL COLORADO		3,916,564
CONNECTICUT — (1.8%)
City of New Haven (GO) (AGC)
5.000%, 02/01/25	600	600,000
Connecticut State Health & Educational Facilities Authority (RB) Series M
5.000%, 07/01/27	600	613,997
State of Connecticut (GO) Series F
5.000%, 11/15/26	1,000	1,039,996
State of Connecticut Special Tax Revenue (RB) Series A-1
5.000%, 07/01/25	260	262,435
Town of Madison (GO)
3.500%, 12/18/25	875	879,011
TOTAL CONNECTICUT		3,395,439
DISTRICT OF COLUMBIA — (1.8%)
District of Columbia (RB)
5.000%, 04/01/25	1,300	1,304,427
District of Columbia (GO) Series B
5.000%, 06/01/25	825	830,866

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
DISTRICT OF COLUMBIA — (Continued)
District of Columbia Income Tax Revenue (RB) Series A
5.000%, 03/01/25	1,205	$1,207,130
TOTAL DISTRICT OF COLUMBIA		3,342,423
FLORIDA — (10.0%)
Broward County Water & Sewer Utility Revenue (RB) Series A
5.000%, 10/01/30	880	891,158
City of Fort Lauderdale Water & Sewer Revenue (RB) Series B
5.000%, 09/01/25	760	769,602
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/32	160	162,081
County of Miami-Dade Aviation Revenue (RB) Series B
5.000%, 10/01/25	160	162,338
County of Seminole Water & Sewer Revenue (RB) Series A
4.000%, 10/01/28	1,685	1,695,258
Florida Development Finance Corp. (RB) Series A
5.000%, 08/01/25	200	201,851
Florida Keys Aqueduct Authority (RB) Series B
5.000%, 09/01/25	1,500	1,518,913
Fort Pierce Utilities Authority (RB) (AGM) Series A
5.000%, 10/01/25	105	106,404
Hillsborough County Industrial Development Authority (RB) Series E
1.750%, 11/15/54	3,715	3,715,000
Hillsborough County School Board (COP) Series A
5.000%, 07/01/26	665	669,774
Miami-Dade County Expressway Authority (RB) (BAM) Series B
5.000%, 07/01/26	995	998,155
Pinellas County School Board (RN)
5.000%, 06/30/25	1,500	1,512,565
	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
School Board of Miami-Dade County (COP) Series D
5.000%, 11/01/25	1,395	$1,395,163
5.000%, 02/01/29	380	387,234
St. Lucie County School Board (RB) (AGM)
5.000%, 10/01/25	1,350	1,367,789
State of Florida (GO) Series A
5.000%, 06/01/25	1,250	1,259,595
5.000%, 06/01/26	815	838,255
5.000%, 07/01/26	130	134,081
5.000%, 07/01/27	250	263,374
State of Florida (GO) Series B
5.000%, 06/01/25	815	821,256
TOTAL FLORIDA		18,869,846
GEORGIA — (1.0%)
Gainesville & Hall County Hospital Authority (RB) Series A
5.000%, 02/15/26	550	559,929
Private Colleges & Universities Authority (RB)
5.000%, 04/01/25	1,295	1,298,880
TOTAL GEORGIA		1,858,809
ILLINOIS — (3.5%)
Chicago Park District (GO) Series C
5.000%, 01/01/26	210	213,327
Chicago Transit Authority Sales Tax Receipts Fund (RB) Series A
5.000%, 12/01/25	55	55,974
City of Springfield (GO)
5.000%, 12/01/25	240	243,537
Cook County School District No. 57 Mount Prospect (GO)
5.000%, 12/01/25	275	279,837
County of Cook (GO) Series A
5.000%, 11/15/25	610	619,555
5.000%, 11/15/26	790	817,804
DuPage County Forest Preserve District (GO)
5.000%, 11/01/25	260	263,930
5.000%, 11/01/26	50	51,791
Elmhurst Park District (GO)
5.000%, 12/15/25	90	90,644
5.000%, 12/15/26	30	31,129

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
ILLINOIS — (Continued)
5.000%, 12/15/27	30	$31,718
Grundy Kendall & Will Counties Community High School District No. 111 Minooka (GO)
5.000%, 12/01/27	150	158,216
Illinois Finance Authority (RB) Series A
5.000%, 02/15/25	310	310,182
Illinois State Toll Highway Authority (RB) Series A
5.000%, 12/01/32	820	832,754
Kendall Kane & Will Counties Community Unit School District No. 308 (GO) (AGM) Series A
5.000%, 02/01/25	475	475,000
Metropolitan Water Reclamation District of Greater Chicago (GO) Series C
5.000%, 12/01/25	320	325,932
State of Illinois (GO) Series A
5.000%, 10/01/25	720	728,831
University of Illinois Auxiliary Facilities System (RB) Series A
5.000%, 04/01/25	490	491,685
Village of Rosemont (GO) (BAM)
5.000%, 12/01/25	605	615,161
TOTAL ILLINOIS		6,637,007
INDIANA — (0.9%)
Fort Wayne Community School Building Corp. (RB) (ST INTERCEPT)
5.000%, 07/15/25	200	201,782
Indiana Municipal Power Agency (RB) (AGC) Series A
5.000%, 01/01/26	275	280,335
Indianapolis Local Public Improvement Bond Bank (RB) Series A
5.000%, 06/01/25	865	870,894
Lebanon Middle School Building Corp. (RB) (ST INTERCEPT) Series B
5.000%, 07/15/25	55	55,473
	Face Amount^	Value†
	(000)
INDIANA — (Continued)
Westfield-Washington Multi-School Building Corp. (RB) (BAM ST INTERCEPT) Series B
5.000%, 07/15/25	130	$131,030
5.000%, 01/15/26	100	101,710
TOTAL INDIANA		1,641,224
IOWA — (1.7%)
City of Des Moines (GO) Series A
5.000%, 06/01/25	235	236,741
City of Urbandale (GO) Series A
5.000%, 06/01/25	1,115	1,122,965
Des Moines Metropolitan Wastewater Reclamation Authority (RB) Series B
5.000%, 06/01/25	865	871,408
Waukee Community School District (GO) Series A
5.000%, 06/01/25	1,000	1,007,342
TOTAL IOWA		3,238,456
KENTUCKY — (1.7%)
Kentucky Asset Liability Commission (RB) Series A
5.000%, 09/01/25	780	789,635
Kentucky State Property & Building Commission (RB) Series B
5.000%, 08/01/25	1,360	1,375,021
Kentucky Turnpike Authority (RB) Series B
5.000%, 07/01/25	1,130	1,140,022
TOTAL KENTUCKY		3,304,678
MARYLAND — (0.1%)
Maryland Health & Higher Educational Facilities Authority (RB) Series 2025A
5.000%, 07/01/26	60	61,683
5.000%, 07/01/27	45	47,138
TOTAL MARYLAND		108,821

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
MASSACHUSETTS — (2.7%)
Bristol-Plymouth Regional Vocational Technical School District (GO) (ST AID WITHHLDG)
4.000%, 02/28/25	1,560	$1,561,377
City of Fall River (GO)
4.000%, 01/30/26	545	551,253
City of Quincy (GO)
5.000%, 07/25/25	665	671,610
Massachusetts Development Finance Agency (RB) Series N
5.000%, 07/01/26	25	25,690
5.000%, 07/01/27	40	41,605
Town of Lynnfield (GO)
4.000%, 02/06/25	1,315	1,315,122
Town of Randolph (GO)
5.000%, 03/27/25	1,000	1,003,068
TOTAL MASSACHUSETTS		5,169,725
MICHIGAN — (0.8%)
Birmingham City School District (GO)
5.000%, 05/01/26	150	153,908
5.000%, 05/01/27	360	376,489
Farmington Public School District (GO)
5.000%, 05/01/26	65	66,641
Grandville Public Schools (GO) (AGC)
5.000%, 05/01/26	65	66,675
5.000%, 05/01/27	70	73,141
Portage Public Schools (GO) (BAM)
6.000%, 11/01/25	135	138,123
6.000%, 11/01/26	55	58,020
6.000%, 11/01/27	30	32,493
Utica Community Schools (GO) (Q-SBLF)
5.000%, 05/01/25	500	502,767
TOTAL MICHIGAN		1,468,257
MINNESOTA — (1.0%)
Cloquet Independent School District No. 94 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	290	296,396
Cook County Independent School District No. 166 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	120	122,448
	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	200	$204,372
South Washington County Independent School District No. 833 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	740	740,000
State of Minnesota (GO) Series B
4.000%, 08/01/32	440	441,252
TOTAL MINNESOTA		1,804,468
MISSOURI — (0.8%)
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 06/01/25	835	840,656
Missouri Joint Municipal Electric Utility Commission (RB) Series A
5.000%, 06/01/27	200	201,262
Stone County Reorganized School District No. 4 Reeds Spring (GO)
4.000%, 03/01/34	555	557,835
TOTAL MISSOURI		1,599,753
NEBRASKA — (0.3%)
City of Gretna (COP)
5.000%, 12/15/25	380	380,555
Nebraska State Colleges Facilities Corp. (RB) (AGM) Series B
5.000%, 07/15/25	240	242,092
TOTAL NEBRASKA		622,647
NEVADA — (1.3%)
City of North Las Vegas (GO) Series B
5.000%, 06/01/25	40	40,276
Clark County School District (GO) Series C
5.000%, 06/15/26	1,060	1,078,239
Clark County Water Reclamation District (GO)
4.000%, 07/01/33	600	604,422

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
NEVADA — (Continued)
County of Clark (GO)
5.000%, 12/01/25	195	$198,575
Las Vegas Convention & Visitors Authority (RB) Series B
5.000%, 07/01/25	520	524,816
TOTAL NEVADA		2,446,328
NEW JERSEY — (6.0%)
City of Jersey City (GO) Series D
4.500%, 10/22/25	735	742,995
City of Linden (GO)
4.500%, 07/10/25	425	427,700
City of Plainfield (GO)
4.000%, 08/07/25	1,250	1,257,668
Essex County Improvement Authority (RN)
5.000%, 06/18/25	920	927,215
Livingston Township School District (GO)
4.000%, 07/15/29	750	753,048
New Jersey Educational Facilities Authority (RB) Series A
5.000%, 08/01/25	380	383,985
New Jersey Health Care Facilities Financing Authority (RB)
5.000%, 09/15/25	500	506,309
5.000%, 07/01/28	1,070	1,076,926
Township of Lakewood (GO)
4.000%, 12/18/25	570	575,578
Township of Livingston (GO)
4.000%, 12/05/25	2,000	2,017,898
Township of South Brunswick (GO) Series A
4.000%, 10/21/25	1,250	1,259,370
Township of Woolwich (GO)
4.500%, 05/21/25	1,410	1,416,892
TOTAL NEW JERSEY		11,345,584
NEW YORK — (9.5%)
Canton Central School District (GO) (ST AID WITHHLDG) Series A
4.000%, 06/27/25	1,000	1,004,644
City of North Tonawanda (GO)
4.750%, 05/16/25	1,000	1,003,969
	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
City of Schenectady (GO)
4.500%, 05/02/25	400	$401,535
East Greenbush Central School District (GO) (ST AID WITHHLDG)
3.500%, 12/11/25	400	402,326
Geneva City School District (GO) (ST AID WITHHLDG)
4.000%, 06/27/25	795	798,608
Lancaster Central School District (GO) (ST AID WITHHLDG)
4.500%, 06/06/25	1,500	1,508,418
Metropolitan Transportation Authority (RB) Series C1
5.000%, 11/15/28	875	885,872
5.250%, 11/15/29	375	380,135
New York State Dormitory Authority (RB) Series A
5.000%, 05/01/26	230	230,998
5.000%, 07/01/30	675	679,685
Niagara Falls City School District (GO) (ST AID WITHHLDG)
4.500%, 07/10/25	1,000	1,006,130
Oriskany Central School District (GO) (ST AID WITHHLDG)
4.500%, 06/27/25	1,000	1,005,976
Oswego City School District (GO) (ST AID WITHHLDG)
4.500%, 07/18/25	1,000	1,006,685
Poughkeepsie School District (GO) (ST AID WITHHLDG)
4.500%, 06/25/25	1,000	1,005,770
Salmon River Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/27/25	1,000	1,004,075
Southampton Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 06/20/25	850	856,251
Town of Monroe (GO)
4.000%, 08/01/25	1,000	1,006,077
Town of North Hempstead (GO) Series B
4.000%, 09/19/25	200	201,568
Town of Oyster Bay (GO)
4.000%, 03/07/25	1,015	1,016,140
4.000%, 08/21/25	510	513,290

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Watertown Enlarged City School District (GO) (ST AID WITHHLDG)
4.500%, 06/26/25	1,105	$1,111,647
Wayne Central School District (GO) (ST AID WITHHLDG)
4.250%, 06/27/25	1,000	1,005,087
TOTAL NEW YORK		18,034,886
OHIO — (1.4%)
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/25	65	65,043
5.000%, 02/15/26	165	168,371
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/29	525	535,273
City of Hamilton (GO)
4.000%, 12/17/25	110	110,883
County of Allen Hospital Facilities Revenue (RB) Series A
5.000%, 12/01/26	1,050	1,086,865
Ohio Higher Educational Facility Commission (RB)
5.000%, 05/01/28	700	735,880
TOTAL OHIO		2,702,315
OKLAHOMA — (1.3%)
City of Bixby (GO) Series A
4.000%, 06/01/25	1,290	1,294,664
Oklahoma County Finance Authority (RB)
5.000%, 10/01/25	1,005	1,017,516
Oklahoma Industries Authority (RB)
5.000%, 04/01/25	140	140,484
TOTAL OKLAHOMA		2,452,664
PENNSYLVANIA — (2.7%)
Bucks County Water & Sewer Authority (RB) (AGC)
5.000%, 12/01/25	210	213,596
City of Philadelphia (GO) Series A
5.000%, 05/01/25	445	447,276
5.000%, 08/01/25	660	666,895
Commonwealth of Pennsylvania (GO) Series 1ST
5.000%, 03/15/29	1,045	1,047,322
	Face Amount^	Value†
	(000)
PENNSYLVANIA — (Continued)
Commonwealth of Pennsylvania (GO) Series 2ND
4.000%, 09/15/32	810	$820,365
Pennsylvania Economic Development Financing Authority (RB) Series A
5.000%, 02/01/29	750	750,662
Pennsylvania Higher Educational Facilities Authority (RB) Series AW
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/26)	55	56,363
5.000%, 06/15/26	550	565,208
Pittsburgh Water & Sewer Authority (RB) Series A
5.000%, 09/01/25	460	465,414
5.000%, 09/01/27	25	26,239
TOTAL PENNSYLVANIA		5,059,340
RHODE ISLAND — (0.6%)
City of Cranston (GO) Series 1
4.500%, 08/20/25	1,200	1,210,362
SOUTH CAROLINA — (0.7%)
Charleston County School District (GO) Series B
4.750%, 05/08/25	1,295	1,301,143
TENNESSEE — (2.0%)
Chattanooga Health Educational & Housing Facility Board (RB) Series A-1
5.000%, 08/01/25	460	464,303
City of Knoxville Electric System Revenue (RB) Series NN
5.000%, 07/01/25	845	852,943
County of Bedford (GO)
5.000%, 06/01/26	500	514,706
County of Rutherford (GO)
5.000%, 04/01/25	170	170,607
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/30	315	322,786

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TENNESSEE — (Continued)
Metropolitan Government of Nashville & Davidson County (GO) Series C
¤ 4.500%, 07/01/33 (Pre-refunded @ $100, 7/1/25)	475	$478,552
State of Tennessee (GO) Series B
5.000%, 08/01/30	1,000	1,030,998
TOTAL TENNESSEE		3,834,895
TEXAS — (23.1%)
Aldine Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	575	588,027
Allen Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	60	61,297
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	90	90,066
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/25	515	520,727
Bell County Water Control & Improvement District No. 1 (RB) (BAM)
5.000%, 07/10/25	405	408,753
Board of Regents of the University of Texas System (RB) Series A
5.000%, 08/15/26	890	919,293
5.000%, 08/15/27	1,290	1,359,510
Board of Regents of the University of Texas System (RB) Series E
5.000%, 08/15/25	585	591,982
Carrizo Springs Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	500	505,724
Central Texas Regional Mobility Authority (RB) Series A
¤ 5.000%, 01/01/32 (Pre-refunded @ $100, 7/1/25)	180	181,578
¤ 5.000%, 01/01/40 (Pre-refunded @ $100, 7/1/25)	1,115	1,124,772
¤ 5.000%, 01/01/45 (Pre-refunded @ $100, 7/1/25)	450	453,944
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Austin (GO)
5.000%, 09/01/25	770	$779,624
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/31	105	108,266
City of Bryan Electric System Revenue (RB) (AGM)
5.000%, 07/01/25	195	196,702
City of Cedar Park (GO)
5.000%, 02/15/25	90	90,060
City of Dallas (GO)
5.000%, 02/15/25	900	900,652
5.000%, 02/15/26	200	204,531
City of Dallas (GO) Series A
5.000%, 02/15/26	385	393,723
5.000%, 02/15/27	435	453,945
City of Dallas Waterworks & Sewer System Revenue (RB)
5.000%, 10/01/26	145	150,280
City of Denton (GO)
5.000%, 02/15/25	1,405	1,406,071
City of El Paso (GO)
5.000%, 08/15/25	115	116,347
City of El Paso (GO) Series A
5.000%, 08/15/26	575	594,113
City of Garland (GO)
5.000%, 02/15/25	1,550	1,551,144
City of Georgetown Utility System Revenue (RB)
5.000%, 08/15/25	340	343,712
City of Laredo Waterworks & Sewer System Revenue (RB)
5.000%, 03/01/25	165	165,302
City of Lubbock (GO)
5.000%, 02/15/25	1,930	1,931,425
City of Lubbock Electric Light & Power System Revenue (RB)
5.000%, 04/15/25	50	50,202
City of Plano (GO)
5.000%, 09/01/25	995	1,007,493
City of Port Arthur (GO) (BAM)
5.000%, 02/15/25	255	255,186
City of San Antonio (GO)
5.000%, 02/01/25	805	805,000
5.000%, 02/01/26	550	561,894

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of San Antonio Electric & Gas Systems Revenue (RB) Series B
5.000%, 02/01/25	55	$55,000
City of Waco (GO) Series A
5.000%, 02/01/25	80	80,000
City of Waxahachie (GO)
5.000%, 08/01/25	750	757,786
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	40	40,892
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	455	455,325
County of Collin (GO)
5.000%, 02/15/25	330	330,227
County of Ector (GO)
5.000%, 02/15/26	115	117,452
County of Fort Bend Toll Road Revenue (RB) (AGM)
5.000%, 03/01/25	350	350,576
County of Harris (GO) Series A
5.000%, 09/15/25	325	329,612
5.000%, 10/01/25	520	527,904
County of Midland (GO)
5.000%, 02/15/26	245	250,374
Cypress-Fairbanks Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,050	1,050,743
Dallas Area Rapid Transit (RB) Series A
¤ 5.000%, 12/01/46 (Pre-refunded @ $100, 12/1/25)	395	402,108
Dallas Fort Worth International Airport (RB) Series B
5.000%, 11/01/25	230	233,678
Denton Independent School District (GO) (PSF-GTD)
¤ 4.000%, 08/15/31 (Pre-refunded @ $100, 2/15/25)	1,545	1,545,601
Dripping Springs Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	385	385,291
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Duncanville Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/45 (Pre-refunded @ $100, 2/15/25)	1,010	$1,010,725
El Paso County Hospital District (RB) (BAM)
5.000%, 02/15/25	500	500,296
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 05/15/27	515	536,391
5.000%, 07/01/28	365	389,029
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	845	845,609
5.000%, 02/15/26	675	690,919
Katy Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/32	1,720	1,720,611
Lower Colorado River Authority (RB)
5.000%, 05/15/26	595	610,300
Mansfield Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/45 (Pre-refunded @ $100, 2/15/25)	1,340	1,340,961
Midland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	295	295,223
5.000%, 02/15/26	770	787,762
New Caney Independent School District (GO) (PSF-GTD)
5.000%, 02/15/33	265	265,181
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System (RB)
5.000%, 06/01/25	265	266,855
5.000%, 06/01/26	150	154,226
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/31	275	282,572
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/31	1,000	1,015,240

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Permanent University Fund - University of Texas System (RB) Series A
5.000%, 07/01/25	150	$151,378
Permanent University Fund - University of Texas System (RB) Series B
5.000%, 07/01/25	270	272,547
5.000%, 07/01/29	575	590,674
Pflugerville Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	140	140,106
Richardson Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	660	660,447
Spring Branch Independent School District (GO) (PSF-GTD)
5.000%, 02/01/25	1,300	1,300,000
Stephen F Austin State University (RB)
5.000%, 10/15/26	950	983,959
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series B
5.000%, 07/01/25	150	151,174
1.450%, 08/01/50	380	380,000
Texas A&M University (RB) Series A
5.000%, 05/15/25	580	583,771
Texas Department of Transportation State Highway Fund (RB)
5.000%, 04/01/25	625	627,244
Texas Transportation Commission (GO)
5.000%, 04/01/25	665	667,322
Weatherford Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	195	195,133
5.000%, 02/15/26	250	255,510
Ysleta Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/40 (Pre-refunded @ $100, 8/15/25)	350	353,987
TOTAL TEXAS		43,809,066
	Face Amount^	Value†
	(000)
UTAH — (3.1%)
City of Salt Lake City Public Utilities Revenue (RB)
5.000%, 02/01/25	300	$300,000
Timpanogos Special Service District (RB)
5.000%, 06/01/25	285	287,051
Utah Transit Authority (RB) Series A
¤ 5.000%, 06/15/27 (Pre-refunded @ $100, 6/15/25)	1,015	1,023,293
¤ 4.000%, 06/15/34 (Pre-refunded @ $100, 6/15/25)	425	426,935
¤ 4.000%, 06/15/36 (Pre-refunded @ $100, 6/15/25)	515	517,345
¤ 5.000%, 06/15/37 (Pre-refunded @ $100, 6/15/25)	565	569,616
¤ 5.000%, 06/15/38 (Pre-refunded @ $100, 6/15/25)	2,720	2,742,224
TOTAL UTAH		5,866,464
VIRGINIA — (0.3%)
County of Loudoun (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/25	500	509,512
WASHINGTON — (6.8%)
Central Puget Sound Regional Transit Authority (RB) Series S-1
¤ 4.000%, 11/01/50 (Pre-refunded @ $100, 11/1/25)	2,445	2,467,996
¤ 5.000%, 11/01/50 (Pre-refunded @ $100, 11/1/25)	635	645,616
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/25	295	297,842
City of Seattle (GO)
4.000%, 12/01/32	375	375,611
City of Seattle (GO) Series A
4.000%, 09/01/25	765	770,913
County of King (GO)
5.000%, 12/01/25	265	270,056

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
County of King (GO) Series A
5.000%, 07/01/25	690	$696,562
5.000%, 12/01/25	275	280,247
Energy Northwest (RB) Series A
5.000%, 07/01/33	310	312,092
Energy Northwest (RB) Series B
5.000%, 07/01/25	570	575,243
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project (RB) Series B
5.000%, 01/01/26	75	76,493
Grays Harbor County Public Utility District No. 1 (RB) (AGC)
5.000%, 01/01/26	290	295,509
King County School District No. 403 Renton (GO) (SCH BD GTY)
4.000%, 12/01/32	875	877,200
King County School District No. 414 Lake Washington (GO)
5.000%, 12/01/25	330	336,159
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY)
¤ 5.000%, 12/01/35 (Pre-refunded @ $100, 12/1/25)	1,000	1,017,583
Pierce County School District No. 3 Puyallup (GO) (SCH BD GTY) Series B
5.000%, 12/01/25	170	173,033
State of Washington (GO) Series A-1
5.000%, 08/01/26	870	879,436
State of Washington (GO) Series B
5.000%, 08/01/29	125	128,571
5.000%, 07/01/31	980	996,399
State of Washington (GO) Series R-2024C
5.000%, 08/01/25	715	722,932
Washington Health Care Facilities Authority (RB) Series A
5.000%, 03/01/26	100	102,206
5.000%, 03/01/27	105	109,397
	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
Washington Health Care Facilities Authority (RB) Series A1
5.000%, 08/01/27	500	$522,946
TOTAL WASHINGTON		12,930,042
WISCONSIN — (5.2%)
City of Kenosha (GO)
4.000%, 09/01/25	150	151,007
City of Kenosha (GO) Series A
4.000%, 09/01/25	290	291,948
City of Madison (GO) Series B
5.000%, 10/01/25	450	456,821
5.000%, 10/01/26	870	902,739
City of Milwaukee (GO) Series N4
5.000%, 04/01/25	445	446,561
City of Milwaukee (GO) (BAM) Series N5
5.000%, 12/01/25	255	258,968
City of Racine (GO)
6.000%, 06/01/25	500	504,724
County of Dane (GO) Series A
4.000%, 06/01/25	585	587,250
5.000%, 06/01/25	500	503,539
County of Waupaca Wi (GO) Series A
5.000%, 03/01/25	625	626,011
Green Bay Area Public School District (GO)
4.000%, 04/01/26	65	65,863
Kaukauna Area School District (GO) (AGC)
5.000%, 03/01/25	300	300,454
Onalaska School District (GO)
5.000%, 04/01/26	585	598,831
Portage Community School District (GO)
5.000%, 03/01/26	250	255,129
Sheboygan Area School District (GO)
5.000%, 03/01/25	70	70,114
5.000%, 03/01/26	75	76,773
Sparta Area School District (GO) (AGC)
5.000%, 03/01/25	875	876,345
State of Wisconsin (GO) Series 2
5.000%, 11/01/25	1,550	1,576,668

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
State of Wisconsin (GO) Series 2024-2
5.000%, 05/01/25	910	$915,129
State of Wisconsin (GO) Series B
5.000%, 05/01/26	405	416,582
TOTAL WISCONSIN		9,881,456
TOTAL MUNICIPAL BONDS (Cost $184,279,780)		184,498,656
COMMERCIAL PAPER — (0.4%)
County of Harris
3.200%, 03/05/25	755	755,160

	Shares
INVESTMENT COMPANIES — (2.2%)
BlackRock Liquidity Funds MuniCash (Cost $4,171,049)	4,170,631	4,171,049
TOTAL INVESTMENTS — (100.0%)
(Cost $189,205,829)^^		$189,424,865

AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual
GO	General Obligation
PSF-GTD	Public School Fund Guarantee
Q-SBLF	School Bond Qualification and Loan Program
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SD CRED PROG	School District Credit Program
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$184,498,656	—	$184,498,656
Commercial Paper	—	755,160	—	755,160
Investment Companies	$4,171,049	—	—	4,171,049
Total Investments in Securities	$4,171,049	$185,253,816	—	$189,424,865

DFA California Short-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (96.1%)
CALIFORNIA — (96.1%)
Alameda Unified School District-Alameda County (GO) Series B
5.000%, 08/01/25	1,000	$1,011,565
Amador Water Agency Financing Corp. (COP) Series A
5.000%, 06/01/26	485	494,837
Anaheim Housing & Public Improvements Authority (RB) Series A
5.000%, 10/01/25	1,200	1,219,988
5.000%, 10/01/26	350	364,487
Apple Valley Unified School District (GO) (BAM)
5.000%, 08/01/26	780	781,289
Burbank Unified School District (GO) Series A
¤ 5.000%, 08/01/29 (Pre-refunded @ $100, 2/1/25)	1,085	1,085,000
California Health Facilities Financing Authority (RB)
5.000%, 02/01/26	1,000	1,021,738
5.000%, 11/15/29	1,030	1,044,545
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/25	150	152,488
5.000%, 12/01/25	500	507,771
5.000%, 02/01/26	3,065	3,068,226
5.000%, 03/01/26	2,565	2,566,140
5.000%, 11/15/26	1,010	1,050,876
5.000%, 02/01/27	525	528,021
4.000%, 03/01/28	4,660	4,661,074
5.000%, 10/01/29	2,390	2,395,597
¤ 5.000%, 11/15/35 (Pre-refunded @ $100, 11/15/25)	1,775	1,807,881
¤ 5.000%, 11/15/46 (Pre-refunded @ $100, 11/15/25)	2,415	2,459,737
California Health Facilities Financing Authority (RB) Series B
¤ 5.000%, 11/15/46 (Pre-refunded @ $100, 11/15/26)	2,115	2,202,771
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/25	1,970	$1,970,000
5.000%, 02/01/26	1,135	1,151,177
5.000%, 02/01/28	750	780,490
California Public Finance Authority (RB) Series A
5.000%, 06/01/25	345	347,303
5.000%, 06/01/26	240	246,196
California State Public Works Board (RB) Series C
4.000%, 11/01/31	5,375	5,440,387
5.000%, 11/01/33	1,360	1,402,860
California State Public Works Board (RB) Series D
4.000%, 04/01/32	1,175	1,187,989
California State Public Works Board (RB) Series A
5.000%, 02/01/25	7,085	7,085,000
5.000%, 08/01/25	1,075	1,087,044
California State Public Works Board (RB) Series B
5.000%, 05/01/26	1,370	1,408,195
5.000%, 06/01/27	500	525,198
California State Public Works Board (RB) Series C
5.000%, 09/01/25	3,900	3,950,923
5.000%, 09/01/26	1,100	1,138,741
California State Public Works Board (RB) Series D
5.000%, 11/01/25	1,470	1,494,659
California State Public Works Board (RB) Series F
5.000%, 05/01/28	1,275	1,281,080
California State Public Works Board (RB) Series H
5.000%, 12/01/25	1,810	1,813,372
California State University (RB) Series A
5.000%, 11/01/25	935	952,458
5.000%, 11/01/28	1,375	1,396,762
3.375%, 11/01/29	1,435	1,436,672

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 11/01/33	3,390	$3,475,416
4.000%, 11/01/34	8,520	8,582,447
California Statewide Communities Development Authority (RB) Series A
5.000%, 12/01/25	345	351,443
5.000%, 12/01/26	265	275,794
Carlsbad Unified School District (COP)
4.000%, 10/01/25	150	151,196
Cerritos Community College District (GO) Series A
5.000%, 08/01/25	7,500	7,591,186
Chabot-Las Positas Community College District (GO) Series C
5.000%, 08/01/25	695	703,656
Chino Valley Unified School District (GO) Series C
4.000%, 08/01/25	275	277,001
Citrus Community College District (GO) Series B
5.000%, 08/01/25	2,530	2,561,887
City & County of San Francisco (COP) Series B
4.000%, 04/01/33	3,435	3,445,950
City & County of San Francisco (COP) Series R1
5.000%, 04/01/25	3,000	3,011,781
5.000%, 04/01/26	1,110	1,141,398
City & County of San Francisco (GO) Series R1
5.000%, 06/15/25	7,245	7,310,368
City of Bakersfield Wastewater Revenue (RB) Series A
5.000%, 09/15/30	1,150	1,162,967
City of Berkeley (RN)
5.000%, 07/29/25	9,520	9,632,037
City of Long Beach Airport System Revenue (RB) (AGM) Series A
5.000%, 06/01/25	200	201,540
5.000%, 06/01/26	200	206,194
City of Los Angeles (RN)
5.000%, 06/26/25	17,970	18,081,008
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City of Los Angeles Solid Waste Resources Revenue (RB) Series A
5.000%, 02/01/25	1,570	$1,570,000
City of Los Angeles Wastewater System Revenue (RB) Series D
5.000%, 06/01/31	1,515	1,524,407
City of Pasadena Electric Revenue (RB) Series A
5.000%, 08/01/25	1,065	1,075,269
City of Rancho Cordova (ST)
4.000%, 09/01/25	150	150,841
City of Riverside Electric Revenue (RB) Series A
5.000%, 10/01/25	1,000	1,015,134
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/31	1,120	1,130,265
City of San Francisco Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/27	5,295	5,321,908
5.000%, 11/01/28	1,415	1,422,121
4.000%, 11/01/33	3,405	3,407,504
City of San Mateo (ST) (BAM)
5.000%, 09/01/25	280	283,124
5.000%, 09/01/26	250	257,162
City of Santa Clara Electric Revenue (RB) Series A
5.000%, 07/01/25	240	242,391
Clovis Unified School District (GO) Series C
5.000%, 08/01/25	3,545	3,588,802
Compton Community College District (GO) Series B
5.000%, 08/01/25	615	622,143
Compton Unified School District (GO) Series A
5.000%, 06/01/25	1,540	1,552,000
Contra Costa Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 03/01/32	1,875	1,877,814
County of Kern (COP) (AGM) Series A
5.000%, 11/01/26	1,000	1,037,674
County of Los Angeles (RN)
5.000%, 06/30/25	10,375	10,430,759

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
County of Riverside (RN)
5.000%, 06/30/25	9,610	$9,697,802
County of Riverside (RN) Series A
3.000%, 10/17/25	1,295	1,296,211
County of Santa Cruz (RN)
5.000%, 07/01/25	10,000	10,098,756
Davis Joint Unified School District (COP) (AGM)
5.000%, 08/01/25	1,300	1,314,201
Delano Union School District (GO) (AGM)
4.000%, 02/01/25	300	300,000
4.000%, 02/01/26	315	318,899
East Bay Municipal Utility District Wastewater System Revenue (RB) Series A
5.000%, 06/01/25	190	191,581
East Side Union High School District (GO) (AGM) Series A
5.000%, 08/01/25	4,720	4,779,488
5.000%, 08/01/26	1,700	1,763,990
Eastern Municipal Water District (RB) Series A
1.450%, 07/01/46	1,000	1,000,000
El Camino Community College District Fountation (GO) Series E
5.000%, 08/01/25	535	541,822
El Rancho Unified School District (GO) (BAM) Series C
5.000%, 08/01/25	690	697,367
Foothill-De Anza Community College District (GO) Series C
5.000%, 08/01/25	2,090	2,115,824
Garden Grove Public Financing Authority (RB) Series A
5.000%, 04/01/25	550	552,106
Gavilan Joint Community College District (GO)
5.000%, 08/01/32	1,710	1,723,433
Glendale Unified School District (GO) Series B
¤ 4.000%, 09/01/41 (Pre-refunded @ $100, 9/1/25)	2,055	2,071,937
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Golden State Tobacco Securitization Corp. (RB) Series A
¤ 5.000%, 06/01/34 (Pre-refunded @ $100, 6/1/25)	1,040	$1,048,136
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	18,400	18,543,936
Grossmont Healthcare District (GO) Series D
5.000%, 07/15/26	1,225	1,236,670
Imperial Community College District (GO) (AGM) Series A
5.000%, 08/01/25	275	278,126
Indio Finance Authority (RB) (BAM) Series A
5.000%, 11/01/25	275	279,436
5.000%, 11/01/26	320	332,000
Jefferson Union High School District (GO) Series B
5.000%, 08/01/25	150	151,705
5.000%, 08/01/26	240	248,138
Kern High School District (GO) Series A
5.000%, 08/01/25	700	708,303
Livermore Valley Joint Unified School District (GO)
5.000%, 08/01/25	1,180	1,193,997
Lodi Unified School District (GO)
5.000%, 08/01/25	575	581,678
Long Beach Unified School District (GO) Series A
5.000%, 08/01/25	2,175	2,200,799
Los Angeles Community College District (GO) Series D
5.000%, 08/01/25	5,115	5,176,936
Los Angeles Community College District (GO) Series C
5.000%, 08/01/25	5,000	5,060,544
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 06/01/25	780	786,104
4.000%, 07/01/27	5,925	5,951,488
5.000%, 06/01/29	1,190	1,221,820

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Department of Water & Power (RB) Series C
5.000%, 07/01/25	2,000	$2,011,624
Los Angeles Department of Water & Power (RB) Series F-1
3.800%, 07/01/48	405	405,000
Los Angeles Department of Water & Power Water System Revenue (RB) Series A-2
4.099%, 07/01/45	1,615	1,615,000
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
5.000%, 07/01/25	4,020	4,043,199
5.000%, 07/01/26	300	306,258
5.000%, 07/01/31	1,415	1,428,340
Los Angeles Department of Water & Power Water System Revenue (RB) Series C
5.000%, 07/01/25	535	538,087
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/25	2,965	2,992,584
5.000%, 07/01/27	9,100	9,174,180
4.000%, 07/01/33	1,350	1,351,775
4.000%, 07/01/34	7,155	7,162,940
Los Angeles Unified School District (GO) Series QRR
5.000%, 07/01/25	150	151,396
Los Rios Community College District (GO)
5.000%, 08/01/25	530	536,077
Manteca Unified School District (GO) Series B
5.000%, 08/01/25	570	577,043
Marin Community College District (GO)
¤ 3.500%, 08/01/34 (Pre-refunded @ $100, 8/1/25)	1,850	1,858,752
¤ 3.500%, 08/01/35 (Pre-refunded @ $100, 8/1/25)	1,750	1,758,279
¤ 3.500%, 08/01/36 (Pre-refunded @ $100, 8/1/25)	1,975	1,984,344
¤ 3.500%, 08/01/37 (Pre-refunded @ $100, 8/1/25)	3,500	3,516,558
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
¤ 3.500%, 08/01/38 (Pre-refunded @ $100, 8/1/25)	2,000	$2,009,462
Mendocino-Lake Community College District (GO) (BAM)
5.000%, 08/01/27	1,200	1,212,885
Metropolitan Water District of Southern California (RB) Series A
¤ 5.000%, 07/01/28 (Pre-refunded @ $100, 7/1/25)	3,515	3,549,863
Modesto Irrigation District (RB) Series A
5.000%, 10/01/28	1,870	1,893,955
5.000%, 10/01/31	1,050	1,062,520
Modesto Irrigation District (RB) Series B
5.000%, 10/01/25	1,035	1,050,322
Moreno Valley Public Financing Authority (RB) Series A
5.000%, 11/01/25	300	305,129
5.000%, 11/01/26	270	280,688
Mountain View-Whisman School District (GO) Series C
5.000%, 09/01/25	600	608,643
5.000%, 09/01/26	400	415,746
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 05/01/25	685	688,819
Municipal Improvement Corp. of Los Angeles (RB) Series B
5.000%, 11/01/30	1,125	1,163,493
5.000%, 11/01/31	1,305	1,348,751
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/25	175	178,310
Northern California Power Agency (RB) Series A
5.000%, 07/01/25	905	913,756
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/25	1,835	1,856,675
5.000%, 08/01/28	3,200	3,292,840
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/27	1,070	1,081,331

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Oakland Unified School District/Alameda County (GO) (AGM) Series A
5.000%, 08/01/31	220	$230,522
Oceanside Unified School District (GO)
5.000%, 08/01/32	1,140	1,149,570
Oceanside Unified School District (GO) Series A
5.000%, 08/01/25	325	329,000
Oxnard Union High School District (RN)
4.000%, 06/30/25	5,630	5,661,199
Palm Springs Unified School District (GO) Series A
5.000%, 08/01/25	325	329,016
Palm Springs Unified School District (GO) Series B
5.000%, 08/01/25	1,400	1,417,298
Peralta Community College District (GO) Series A
5.000%, 08/01/25	800	800,927
5.000%, 08/01/29	1,775	1,786,976
4.000%, 08/01/30	3,500	3,501,143
Placentia-Yorba Linda Unified School District (COP) (AGM)
4.000%, 10/01/25	1,525	1,539,767
Poway Unified School District (GO)
5.000%, 08/01/25	465	470,562
5.000%, 08/01/26	980	1,014,985
4.000%, 08/01/28	2,475	2,480,623
4.000%, 08/01/29	3,450	3,457,838
Regents of the University of California Medical Center Pooled Revenue (RB) Series K
1.450%, 05/15/47	4,200	4,200,000
Regents of the University of California Medical Center Pooled Revenue (RB) Series L
5.000%, 05/15/33	9,365	9,588,518
Regents of the University of California Medical Center Pooled Revenue (RB) Series O-2
1.500%, 05/15/45	2,815	2,815,000
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Riverside County Public Financing Authority (RB)
¤ 5.000%, 11/01/31 (Pre-refunded @ $100, 11/1/25)	855	$870,185
¤ 5.250%, 11/01/45 (Pre-refunded @ $100, 11/1/25)	670	683,125
Sacramento City Unified School District (GO) (BAM)
5.000%, 07/01/25	830	837,688
Sacramento City Unified School District (GO) (BAM) Series A
5.000%, 08/01/25	540	546,032
Sacramento City Unified School District (GO) (AGM)
4.000%, 07/01/26	1,025	1,042,023
Sacramento City Unified School District (GO) (AGM) Series B
8.000%, 08/01/25	1,510	1,548,966
Sacramento Municipal Utility District (RB) Series J
5.000%, 08/15/25	845	855,844
San Diego County Water Authority (RB)
5.000%, 05/01/27	3,210	3,227,133
San Diego County Water Authority (RB) Series A
5.000%, 05/01/25	495	498,017
San Diego Public Facilities Financing Authority (RB)
5.000%, 10/15/29	1,000	1,013,954
5.000%, 10/15/30	2,965	3,005,460
San Diego Public Facilities Financing Authority (RB) Series A
5.000%, 10/15/25	340	345,826
5.000%, 10/15/26	275	286,222
5.000%, 10/15/33	1,635	1,654,335
5.000%, 05/15/34	5,000	5,129,219
San Diego Public Facilities Financing Authority (RB) Series B
5.000%, 10/15/31	1,030	1,043,132
5.000%, 10/15/32	1,000	1,012,321
San Diego Unified School District (RN) Series A
5.000%, 06/30/25	3,760	3,795,268

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Unified School District (GO) Series F
4.000%, 07/01/32	1,000	$1,002,344
San Diego Unified School District (GO) Series H-2
5.000%, 07/01/25	4,775	4,824,941
San Diego Unified School District (GO) Series O-2
5.000%, 07/01/25	75	75,784
San Diego Unified School District (GO) Series R4
5.000%, 07/01/27	3,010	3,036,642
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series A
4.000%, 05/01/25	1,650	1,655,428
5.000%, 05/01/25	1,270	1,277,242
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series B
5.000%, 05/01/26	2,580	2,654,638
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series A
5.000%, 10/01/30	2,850	2,888,433
5.000%, 10/01/31	1,370	1,388,023
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series C
5.000%, 10/01/27	475	506,163
San Francisco Community College District (GO)
5.000%, 06/15/25	830	837,121
5.000%, 06/15/26	1,000	1,008,580
5.000%, 06/15/29	1,570	1,582,810
5.000%, 06/15/31	1,750	1,763,464
San Francisco Community College District (GO) (BAM) Series B
5.000%, 06/15/26	1,340	1,383,412
San Francisco Unified School District (GO)
5.000%, 06/15/25	1,935	1,953,530
San Francisco Unified School District (GO) Series B
4.000%, 06/15/25	1,545	1,554,196
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco Unified School District (GO) Series C
5.000%, 06/15/25	720	$726,895
San Francisco Unified School District (GO) Series F&C
4.000%, 06/15/31	2,000	2,000,227
4.000%, 06/15/33	3,000	3,000,061
San Francisco Unified School District (GO) Series FC
5.000%, 06/15/28	7,100	7,113,006
San Jose Financing Authority (RB) Series B
5.000%, 11/01/25	570	580,467
San Luis Coastal Unified School District (GO) Series C
¤ 5.000%, 08/01/39 (Pre-refunded @ $100, 8/1/26)	750	776,204
San Mateo County Community College District (GO) Series A
¤ 5.000%, 09/01/45 (Pre-refunded @ $100, 9/1/25)	3,365	3,411,509
San Mateo County Transit District (RB) Series A
5.000%, 06/01/27	1,170	1,178,648
4.000%, 06/01/32	3,885	3,893,068
4.000%, 06/01/33	4,760	4,768,750
San Mateo Foster City Public Financing Authority (RB) Series B
5.000%, 08/01/25	555	561,636
San Mateo Joint Powers Financing Authority (RB) Series A
4.000%, 07/15/32	2,500	2,535,465
San Mateo Union High School District (GO) Series C
4.000%, 09/01/33	1,105	1,120,911
San Pablo Joint Powers Financing Authority (RB) (AGM)
4.000%, 11/01/25	180	181,747
San Rafael City High School District (GO) Series B
5.000%, 08/01/25	310	313,830

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Ysidro School District (GO) (AGM) Series B
5.000%, 08/01/25	375	$379,170
Santa Clara County Financing Authority (RB) Series A
3.000%, 11/15/25	1,000	1,000,247
Santa Clara Valley Transportation Authority (RB) Series A
5.000%, 04/01/25	6,080	6,105,071
¤ 5.000%, 04/01/34 (Pre-refunded @ $100, 4/1/25)	1,000	1,003,942
Southern California Public Power Authority (RB)
5.000%, 07/01/25	2,020	2,032,816
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/31	1,880	1,895,179
Southern California Water Replenishment District (RB)
5.000%, 08/01/32	2,310	2,329,733
State of California (GO)
5.500%, 02/01/25	9,380	9,380,000
5.000%, 04/01/25	7,325	7,353,367
5.000%, 08/01/25	5,715	5,783,546
5.000%, 09/01/25	22,830	23,149,198
5.000%, 10/01/25	4,360	4,429,641
5.000%, 12/01/25	5,000	5,099,812
3.000%, 03/01/26	1,875	1,877,283
5.000%, 03/01/26	4,900	4,908,503
5.000%, 04/01/26	1,500	1,541,851
5.000%, 08/01/26	14,330	14,832,326
4.000%, 09/01/26	2,290	2,339,445
5.000%, 09/01/26	6,760	7,009,778
4.000%, 11/01/26	7,315	7,489,146
5.000%, 08/01/28	1,575	1,626,382
5.000%, 09/01/28	5,930	6,133,886
5.000%, 08/01/30	10,425	10,464,821
4.000%, 08/01/31	5,490	5,550,418
5.000%, 08/01/31	4,540	4,583,186
5.250%, 08/01/31	2,955	2,986,707
5.000%, 10/01/31	90	90,179
5.000%, 03/01/32	3,950	3,957,852
5.250%, 08/01/32	2,025	2,046,229
4.000%, 09/01/32	275	277,884
5.000%, 10/01/32	15	15,030
5.000%, 08/01/33	4,630	4,764,568
State of California (GO) Series B
5.000%, 10/01/26	4,575	4,752,720
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
State of California (GO) Series C
5.000%, 09/01/28	1,870	$1,892,009
5.000%, 09/01/32	1,000	1,010,792
State of California Department of Water Resources (RB) Series AW
5.000%, 12/01/31	3,015	3,127,256
Stockton Public Financing Authority (RB) (AGC)
5.000%, 09/01/26	1,775	1,837,324
Stockton Unified School District (GO) (BAM)
5.000%, 08/01/25	610	617,688
Stockton Unified School District (GO)
5.000%, 08/01/25	1,625	1,644,195
Stockton Unified School District (GO) Series A
5.000%, 07/01/25	1,425	1,438,963
Stockton Unified School District (GO) Series B
5.000%, 08/01/25	210	212,481
Stockton Unified School District (GO) Series C
5.000%, 08/01/25	410	414,843
Stockton Unified School District (COP)
5.000%, 02/01/26	200	204,345
Tracy Public Financing Authority (RB) Series A
5.000%, 11/01/25	440	447,752
Ukiah Public Financing Authority (RB)
4.000%, 04/01/25	385	385,617
4.000%, 04/01/26	370	373,968
University of California (RB) Series BS
5.000%, 05/15/25	4,520	4,551,403
University of California (RB) Series AL-3
1.550%, 05/15/48	1,300	1,300,000
University of California (RB) Series AO
5.000%, 05/15/25	1,940	1,952,104
5.000%, 05/15/32	1,000	1,006,239
University of California (RB) Series AR
5.000%, 05/15/30	1,110	1,139,394
University of California (RB) Series BV
5.000%, 05/15/25	1,665	1,676,568
University of California (RB) Series BX
5.000%, 05/15/26	6,375	6,563,919

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
University of California (RB) Series BZ
5.000%, 05/15/26	6,500	$6,692,910
5.000%, 05/15/27	3,000	3,158,473
University of California (RB) Series I
5.000%, 05/15/27	3,625	3,647,617
4.000%, 05/15/33	3,055	3,065,523
Upper Santa Clara Valley Joint Powers Authority (RB) Series A
¤ 5.000%, 08/01/34 (Pre-refunded @ $100, 8/1/25)	1,350	1,365,474
Ventura County Community College District (GO)
4.000%, 08/01/32	10,000	10,021,128
Vista Unified School District (COP) (AGM)
5.000%, 10/01/25	1,295	1,314,171
West Contra Costa Unified School District (GO) Series B
5.000%, 08/01/25	1,500	1,516,903
5.000%, 08/01/26	4,050	4,186,732
West Valley-Mission Community College District (GO) Series B
4.000%, 08/01/34	2,740	2,745,938
West Valley-Mission Community College District (GO) Series C
4.000%, 08/01/33	1,355	1,371,727
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Western Placer Unified School District (RN)
5.000%, 06/30/25	2,330	$2,352,879
TOTAL MUNICIPAL BONDS (Cost $676,754,741)		677,130,101
COMMERCIAL PAPER — (3.9%)
California Educational Facilities Authority
2.800%, 04/03/25	6,600	6,602,542
California Statewide Communities Development Authority
2.980%, 02/05/25	8,000	8,000,410
3.100%, 03/13/25	7,000	7,002,612
2.780%, 05/13/25	6,000	5,999,944
TOTAL COMMERCIAL PAPER (Cost $27,600,000)		27,605,508

	Shares
INVESTMENT COMPANIES — (0.0%)
BlackRock Liquidity Funds MuniCash (Cost $290,529)	290,500	290,529
TOTAL INVESTMENTS — (100.0%)
(Cost $704,645,270)^^		$705,026,138
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$677,130,101	—	$677,130,101
Commercial Paper	—	27,605,508	—	27,605,508
Investment Companies	$290,529	—	—	290,529
Total Investments in Securities	$290,529	$704,735,609	—	$705,026,138

DFA California Intermediate-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
CALIFORNIA — (100.0%)
Alameda County Joint Powers Authority (RB) Series A
5.000%, 12/01/34	3,750	$4,315,986
Alhambra Unified School District (GO) Series B
5.250%, 08/01/41	750	847,477
Alum Rock Union Elementary School District (GO) (BAM)
5.000%, 08/01/42	370	407,306
Anaheim Housing & Public Improvements Authority (RB) Series A
5.000%, 10/01/28	360	387,193
Arcadia Unified School District (GO)
3.000%, 08/01/26	1,035	1,036,199
Berkeley Unified School District (GO) Series D
4.000%, 08/01/44	1,445	1,454,107
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	455	482,529
Berryessa Union School District (GO) Series B
5.000%, 08/01/26	150	155,646
Beverly Hills Unified School District (GO) Series A
4.000%, 08/01/30	1,350	1,385,925
Calexico Unified School District (GO) (BAM)
5.000%, 08/01/31	385	431,322
4.000%, 08/01/34	525	549,289
California Educational Facilities Authority (RB) Series 2025A
5.000%, 04/01/44	700	782,759
California Health Facilities Financing Authority (RB)
5.000%, 02/01/33	1,060	1,100,019
5.000%, 02/01/34	1,250	1,295,978
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/27	750	796,882
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/25	4,840	$4,920,268
5.000%, 02/01/27	1,740	1,750,014
5.000%, 12/01/27	375	396,609
5.000%, 12/01/28	500	534,811
5.000%, 11/15/34	3,100	3,248,066
4.000%, 04/01/38	1,600	1,604,071
5.000%, 08/15/41	2,000	2,179,849
5.000%, 12/01/41	855	942,937
California Health Facilities Financing Authority (RB) Series B
5.000%, 08/15/35	1,600	1,640,401
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/28)	500	535,262
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/27	685	704,239
5.000%, 02/01/29	825	867,696
5.000%, 02/01/30	1,000	1,062,694
California Public Finance Authority (RB) Series A
5.000%, 06/01/28	520	552,506
California State Public Works Board (RB) Series B
5.000%, 12/01/31	1,500	1,694,110
California State Public Works Board (RB) Series A
5.000%, 08/01/27	4,000	4,215,291
5.000%, 02/01/28	5,030	5,351,007
California State Public Works Board (RB) Series C
5.000%, 11/01/28	1,790	1,929,283
5.000%, 08/01/35	675	748,513
California State University (RB) Series A
5.000%, 11/01/26	350	365,144
3.250%, 11/01/28	4,000	4,001,724
3.375%, 11/01/29	5,000	5,005,826
5.000%, 11/01/31	1,210	1,242,285

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
4.000%, 11/01/35	2,000	$2,011,120
5.000%, 11/01/43	1,500	1,683,056
California Statewide Communities Development Authority (RB) Series A
4.000%, 06/01/25	1,165	1,169,548
4.000%, 06/01/26	1,035	1,051,334
5.000%, 03/01/27	1,490	1,516,397
5.000%, 12/01/43	2,750	3,009,620
Calleguas Municipal Water District (RB) Series A
5.000%, 07/01/40	175	200,251
Carlsbad Unified School District (COP)
4.000%, 10/01/26	85	86,725
4.000%, 10/01/28	150	156,254
4.000%, 10/01/29	110	115,633
Cerritos Community College District (GO)
4.000%, 08/01/44	750	754,727
Cerritos Community College District (GO) Series C
5.000%, 08/01/29	400	442,334
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/34	2,635	2,663,325
Chabot-Las Positas Community College District (GO) Series C
5.000%, 08/01/42	755	837,673
5.000%, 08/01/43	435	479,907
Chula Vista Elementary School District (GO) Series A
5.000%, 08/01/39	800	905,483
4.000%, 08/01/42	1,070	1,089,405
4.000%, 08/01/43	560	566,045
Chula Vista Municipal Financing Authority (RB)
5.000%, 05/01/25	275	276,533
City & County of San Francisco (COP)
5.000%, 04/01/25	1,000	1,003,927
City & County of San Francisco (COP) Series A
4.000%, 04/01/41	300	304,581
City & County of San Francisco (GO) Series 2025B-1
5.000%, 06/15/43	4,000	4,386,221
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City & County of San Francisco (GO) Series R1
5.000%, 06/15/25	2,300	$2,320,751
City of Long Beach Airport System Revenue (RB) (AGM) Series A
5.000%, 06/01/27	220	232,187
5.000%, 06/01/28	205	220,834
City of Long Beach Harbor Revenue (RB) Series A
5.000%, 05/15/28	500	540,302
5.000%, 05/15/29	410	452,006
City of Pasadena Water Revenue (RB) Series A
5.000%, 06/01/25	360	362,698
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/37	2,325	2,465,725
City of San Francisco Public Utilities Commission Water Revenue (RB)
4.000%, 11/01/34	1,500	1,500,732
4.000%, 11/01/35	1,500	1,500,344
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
4.000%, 11/01/30	1,405	1,430,284
City of San Mateo (ST) (BAM)
5.000%, 09/01/27	250	261,464
5.000%, 09/01/28	370	392,243
City of Santa Clara Electric Revenue (RB) Series A
5.000%, 07/01/44	1,185	1,317,419
Clovis Unified School District (GO) Series B
5.000%, 08/01/31	425	476,738
5.000%, 08/01/32	340	379,786
Compton Unified School District (GO) (BAM) Series B
4.000%, 06/01/31	750	763,540
Contra Costa Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 03/01/32	1,000	1,001,501
Contra Costa Water District (RB) Series W
5.000%, 10/01/25	400	406,583

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Corona-Norco Unified School District (GO) Series B
5.000%, 08/01/27	185	$196,101
County of Sacramento (COP) (AGM)
5.000%, 10/01/28	795	861,941
Culver City School Facilities Financing Authority (RB) (AGM)
5.500%, 08/01/26	855	890,855
Culver City Unified School District (GO) Series A
4.000%, 08/01/44	1,415	1,418,346
Del Mar Union School District (GO) Series A
4.000%, 08/01/28	255	267,571
Desert Sands Unified School District (GO)
5.000%, 08/01/29	535	590,424
East Bay Municipal Utility District Wastewater System Revenue (RB) Series A
5.000%, 06/01/26	170	175,691
East Bay Regional Park District (RB)
4.000%, 05/01/44	695	698,289
East Bay Regional Park District (GO) Series A-1
5.000%, 09/01/27	550	585,008
East Side Union High School District (GO)
5.000%, 08/01/25	275	278,398
5.000%, 08/01/26	325	336,990
El Camino Community College District Fountation (GO) Series E
4.000%, 08/01/43	500	506,721
El Dorado Irrigation District (COP) Series A
5.000%, 03/01/44	340	370,527
Elk Grove Unified School District (GO)
4.000%, 08/01/40	2,000	2,032,476
Evergreen School District (GO)
3.000%, 08/01/25	1,400	1,401,569
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) Series B
5.000%, 10/01/26	250	260,015
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) Series C
5.000%, 10/01/25	100	$101,560
Foothill-De Anza Community College District (GO)
4.000%, 08/01/37	500	502,320
Fremont Union High School District (GO) Series A
5.000%, 08/01/25	795	804,744
Fresno Unified School District (GO) Series A
4.000%, 08/01/27	710	734,144
Garden Grove Public Financing Authority (RB) (BAM) Series A
5.000%, 04/01/43	200	221,516
Gilroy Unified School District (GO)
4.000%, 08/01/25	100	100,624
Goleta Union School District (GO) Series C
5.000%, 08/01/42	190	213,201
5.000%, 08/01/43	480	535,692
5.000%, 08/01/44	325	360,494
Grossmont Union High School District (GO)
5.000%, 08/01/27	500	527,766
4.000%, 08/01/30	1,760	1,791,564
Hermosa Beach City School District (GO) Series C
3.000%, 08/01/28	510	508,720
Indio Finance Authority (RB) (BAM) Series A
5.000%, 11/01/27	395	417,779
5.000%, 11/01/29	350	382,641
Irvine Unified School District (GO) Series D
5.000%, 09/01/43	1,325	1,464,960
Jefferson Union High School District (GO)
5.000%, 08/01/36	285	326,619
Jefferson Union High School District (GO) Series A
5.000%, 08/01/36	155	177,635
Kern Community College District (GO) Series C
4.000%, 08/01/25	265	266,863

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Kern High School District (GO)
5.000%, 08/01/25	670	$677,947
Kern High School District (GO) Series A
3.000%, 08/01/26	990	991,723
Lake County Public Financing Authority (RB)
4.000%, 05/01/42	750	759,718
Lancaster Financing Authority (RB) (BAM) Series A
5.000%, 05/01/43	1,050	1,146,493
Livermore-Amador Valley Water Management Agency (RB)
4.000%, 08/01/25	610	614,138
4.000%, 08/01/26	525	535,161
Lodi Unified School District (GO)
5.000%, 08/01/26	500	517,626
Lodi Unified School District (GO) Series 2020
4.000%, 08/01/27	335	345,490
Long Beach Bond Finance Authority (RB)
5.000%, 08/01/26	680	703,667
Long Beach Community College District (GO) Series C
5.000%, 08/01/28	140	151,563
Long Beach Unified School District (GO)
5.000%, 08/01/26	210	217,434
Long Beach Unified School District (GO) Series A
5.000%, 08/01/33	5,025	5,182,715
Los Alamitos Unified School District (GO) Series C
4.000%, 08/01/42	605	615,090
Los Angeles Community College District (GO) Series C
5.000%, 08/01/25	1,240	1,255,015
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 06/01/29	105	115,186
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles County Public Works Financing Authority (RB) Series E-1
5.000%, 12/01/40	2,530	$2,698,159
Los Angeles County Public Works Financing Authority (RB) Series A
5.000%, 12/01/32	1,025	1,138,306
Los Angeles County Public Works Financing Authority (RB) Series D
5.000%, 12/01/25	190	193,593
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/26	425	442,533
Los Angeles Department of Water & Power (RB) Series C
5.000%, 07/01/37	1,000	1,022,278
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/30	2,040	2,197,438
5.000%, 07/01/31	310	317,576
Los Angeles Department of Water & Power (RB) Series B
5.000%, 07/01/29	705	723,780
Los Angeles Department of Water & Power (RB) Series C
5.000%, 07/01/27	545	565,500
5.000%, 07/01/41	505	537,087
5.000%, 07/01/43	2,200	2,309,963
Los Angeles Department of Water & Power (RB) Series D
5.000%, 07/01/43	1,975	2,101,776
Los Angeles Department of Water & Power (RB) Series E
5.000%, 07/01/29	525	559,028
5.000%, 07/01/30	315	339,310
Los Angeles Department of Water & Power Water System Revenue (RB) Series A
5.000%, 07/01/25	290	291,674
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
3.000%, 07/01/26	3,435	3,402,085

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 07/01/28	855	$900,860
5.000%, 07/01/44	655	694,851
Los Angeles Department of Water & Power Water System Revenue (RB) Series D
5.000%, 07/01/43	3,800	4,006,660
Los Angeles Unified School District (GO)
5.000%, 07/01/43	750	825,823
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/25	1,010	1,019,396
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	610	642,355
5.000%, 07/01/34	1,940	2,039,434
Los Angeles Unified School District (GO) Series QRR
5.000%, 07/01/43	1,000	1,110,538
5.000%, 07/01/44	1,840	2,030,498
Los Angeles Unified School District (COP) (BAM) Series A
5.000%, 10/01/27	1,000	1,056,829
Los Rios Community College District (GO)
5.000%, 08/01/26	500	517,104
5.000%, 08/01/27	415	440,109
5.000%, 08/01/28	220	238,170
Metropolitan Water District of Southern California (RB) Series A
5.000%, 10/01/27	895	953,692
Metropolitan Water District of Southern California (RB) Series B
4.000%, 10/01/25	1,000	1,010,869
3.000%, 07/01/28	3,420	3,460,543
Metropolitan Water District of Southern California (RB) Series C
5.000%, 07/01/25	200	202,150
5.000%, 07/01/40	165	179,799
Mill Valley School District (GO) Series B
4.000%, 08/01/43	600	608,134
4.000%, 08/01/44	520	524,694
Milpitas Unified School District (GO) Series B
4.000%, 08/01/25	400	403,166
4.000%, 08/01/26	400	409,457
4.000%, 08/01/27	250	259,423
4.000%, 08/01/28	510	535,162
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Modesto Irrigation District (RB) Series A
5.000%, 10/01/37	1,120	$1,189,570
Morongo Unified School District (GO) Series A
5.000%, 08/01/25	80	80,929
5.000%, 08/01/26	220	227,690
5.000%, 08/01/27	120	127,201
Mount Diablo Unified School District (GO)
5.000%, 08/01/30	3,900	4,372,834
Mount Diablo Unified School District (GO) Series A
4.000%, 08/01/25	925	931,729
4.000%, 08/01/26	475	485,316
Mount San Antonio Community College District (GO) Series D
4.000%, 08/01/44	715	719,506
Mount San Jacinto Community College District (GO) Series C
4.000%, 08/01/25	400	402,694
Mountain View-Whisman School District (GO) Series C
4.000%, 09/01/43	1,000	1,013,727
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/30	3,885	4,341,556
Municipal Improvement Corp. of Los Angeles (RB) Series B
5.000%, 11/01/31	3,975	4,108,265
5.000%, 11/01/32	2,630	2,716,358
4.000%, 11/01/34	1,355	1,368,599
Napa Valley Unified School District (GO) Series A
4.000%, 08/01/34	1,115	1,126,823
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/26	200	208,871
Northern California Sanitation Agencies Financing Authority (RB) Series A
5.000%, 12/01/25	1,000	1,020,984
5.000%, 12/01/26	360	376,495
Northern Humboldt Union High School District (GO)
4.000%, 08/01/26	240	244,398

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Novato Sanitary District (RB)
5.000%, 02/01/28	1,475	$1,581,780
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/25	1,250	1,265,136
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/26	575	595,269
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/25	1,290	1,305,238
Oakland Unified School District/Alameda County (GO) Series C
5.000%, 08/01/26	500	517,625
Oceanside Public Financing Authority (RB)
4.000%, 11/01/34	600	615,568
Oceanside Unified School District (GO)
5.000%, 08/01/40	500	555,646
5.000%, 08/01/41	500	552,179
Oceanside Unified School District (GO) Series B
5.000%, 08/01/42	225	247,723
Orange County Local Transportation Authority Sales Tax Revenue (RB)
5.000%, 02/15/41	2,000	2,114,209
Orange County Sanitation District (RB) Series A
5.000%, 02/01/34	965	983,951
Palm Springs Unified School District (GO) Series A
3.000%, 08/01/25	5,415	5,414,321
5.000%, 08/01/28	345	373,493
Pittsburg Unified School District (GO)
4.000%, 08/01/34	500	502,267
Placentia-Yorba Linda Unified School District (GO)
4.000%, 08/01/29	1,000	1,053,982
Pomona Unified School District (GO)
5.000%, 08/01/27	260	275,601
Poway Unified School District (GO)
4.000%, 08/01/29	1,500	1,503,408
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Redlands Unified School District (GO)
5.000%, 07/01/26	300	$309,736
5.000%, 07/01/27	535	563,762
Redwood City School District (GO)
5.000%, 08/01/27	50	53,025
5.000%, 08/01/28	85	92,020
Redwood City School District (GO) Series A
5.000%, 08/01/42	400	445,043
Reed Union School District (GO)
4.000%, 08/01/27	460	475,518
Regents of the University of California Medical Center Pooled Revenue (RB) Series O-2
1.500%, 05/15/45	6,285	6,285,000
Regents of the University of California Medical Center Pooled Revenue (RB) Series P
5.000%, 05/15/41	3,000	3,295,348
5.000%, 05/15/42	1,250	1,364,121
Riverside County Infrastructure Financing Authority (RB) Series A
5.000%, 11/01/25	1,255	1,276,363
Riverside Unified School District (GO) Series C
5.000%, 08/01/27	225	238,613
5.000%, 08/01/29	225	248,309
5.000%, 08/01/30	310	348,428
Rowland Unified School District (GO) Series B
4.000%, 08/01/44	660	668,343
Sacramento City Unified School District (GO) (BAM)
5.000%, 07/01/27	750	789,363
Sacramento Municipal Utility District (RB) Series I
5.000%, 08/15/25	1,500	1,519,251
Sacramento Municipal Utility District (RB) Series J
5.000%, 08/15/26	900	932,803
Sacramento Municipal Utility District (RB) Series K
5.000%, 08/15/40	400	449,864

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Sacramento Suburban Water District (RB) Series A
5.000%, 11/01/27	765	$815,614
Salinas City Elementary School District (GO) (BAM) Series A
7.000%, 08/01/38	210	261,748
San Bernardino City Unified School District (GO) (AGM) Series H
5.000%, 08/01/40	2,270	2,543,335
San Diego Association of Governments (RB) Series A
¤ 5.000%, 11/15/26 (Pre-refunded @ $100, 11/15/25)	1,565	1,593,255
San Diego Community College District (GO) Series A-1
5.000%, 08/01/44	2,770	3,134,835
San Diego County Regional Transportation Commission (RB) Series A
5.000%, 04/01/42	1,770	1,961,073
San Diego County Water Authority (RB) Series A
5.000%, 05/01/26	330	340,199
5.000%, 05/01/27	160	168,928
San Diego Public Facilities Financing Authority (RB) Series A
5.000%, 08/01/43	1,165	1,297,906
5.000%, 10/15/43	500	554,276
San Diego Regional Building Authority (RB) Series A
5.000%, 10/15/27	1,030	1,045,867
San Diego Unified School District (GO) Series B-3
5.000%, 07/01/44	445	494,351
San Diego Unified School District (GO) Series G
5.000%, 07/01/43	1,500	1,662,696
San Diego Unified School District (GO) Series O-2
5.000%, 07/01/43	1,250	1,399,227
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	320	331,378
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Unified School District (GO) Series ZR-5A
5.000%, 07/01/43	200	$223,876
San Diego Unified School District (GO) (NPFG) Series D-1
5.500%, 07/01/25	445	450,558
San Francisco Bay Area Rapid Transit District (GO) Series B-1
4.000%, 08/01/36	340	349,055
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB)
4.000%, 07/01/26	385	393,112
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB) Series A
4.000%, 07/01/34	95	96,653
4.000%, 07/01/36	1,175	1,193,007
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series 2020-B
4.000%, 05/01/37	510	525,103
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series B
5.000%, 05/01/27	2,075	2,186,029
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series A
5.000%, 10/01/35	2,500	2,528,941
5.250%, 10/01/40	4,010	4,570,010
San Francisco Community College District (GO)
5.000%, 06/15/25	805	811,907
San Francisco Community College District (GO) (BAM) Series B
5.000%, 06/15/44	630	687,096
San Francisco Unified School District (GO) Series B
4.000%, 06/15/31	275	283,647
San Francisco Unified School District (GO) Series C
5.000%, 06/15/27	2,245	2,376,827

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco Unified School District (GO) Series F&C
4.000%, 06/15/31	1,500	$1,500,170
4.000%, 06/15/33	2,000	2,000,041
San Joaquin Hills Transportation Corridor Agency (RB) Series A
5.000%, 01/15/30	750	813,247
4.000%, 01/15/34	260	268,595
San Jose Financing Authority (RB) Series B
5.000%, 11/01/29	515	571,714
5.000%, 11/01/30	400	452,428
San Jose Unified School District (GO)
5.000%, 08/01/31	1,290	1,303,824
San Juan Unified School District (GO)
3.000%, 08/01/25	1,475	1,477,301
3.000%, 08/01/26	3,135	3,149,591
San Juan Water District (RB)
5.000%, 02/01/26	500	511,606
San Leandro Unified School District (GO) (BAM) Series A
4.000%, 08/01/25	125	125,934
San Luis Obispo County Financing Authority (RB) Series A
5.000%, 11/15/27	150	160,014
5.000%, 11/15/29	250	277,271
San Mateo County Community College District (GO) Series B
5.000%, 09/01/27	450	478,643
5.000%, 09/01/28	420	455,702
San Pablo Joint Powers Financing Authority (RB) (AGM)
4.000%, 11/01/26	165	168,710
4.000%, 11/01/27	140	144,893
4.000%, 11/01/28	145	151,631
San Rafael Joint Powers Financing Authority (RB)
5.000%, 06/01/27	140	147,831
Santa Ana Unified School District (GO)
5.000%, 08/01/25	350	354,100
Santa Barbara Finance Authority (RB)
4.000%, 05/15/42	960	974,955
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Santa Clara County Financing Authority (RB) Series A
4.000%, 04/01/37	1,010	$1,022,295
Santa Cruz City High School District (GO) Series A
4.000%, 08/01/44	1,000	1,007,092
Santa Monica Community College District (GO) Series A
5.000%, 08/01/26	105	108,780
Santa Monica-Malibu Unified School District (GO) Series C
5.000%, 08/01/40	3,000	3,310,521
5.000%, 08/01/42	1,700	1,860,555
Sonoma County Junior College District (GO) Series C
5.000%, 08/01/29	1,015	1,120,151
5.000%, 08/01/30	815	916,919
Sonoma Valley Unified School District (GO) Series B
5.000%, 08/01/25	500	506,178
Southern California Public Power Authority (RB)
5.000%, 07/01/25	1,000	1,006,344
Southern California Public Power Authority (RB) Series 1
5.000%, 07/01/25	965	971,122
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/30	1,115	1,124,405
Southwestern Community College District (GO) Series E-2
3.000%, 08/01/25	200	200,420
4.000%, 08/01/26	280	285,833
State of California (GO)
5.500%, 02/01/25	1,000	1,000,000
5.000%, 08/01/25	250	252,999
5.000%, 09/01/25	840	851,744
5.000%, 10/01/25	1,750	1,777,953
3.000%, 03/01/26	3,055	3,058,720
5.000%, 08/01/26	3,370	3,488,356
5.000%, 09/01/26	2,290	2,374,614
3.000%, 03/01/27	2,565	2,582,355
3.500%, 08/01/27	2,855	2,911,642
5.000%, 08/01/27	9,895	10,401,627
5.000%, 10/01/27	2,570	2,722,303

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 04/01/28	1,825	$1,948,930
5.000%, 08/01/28	3,570	3,803,516
5.000%, 10/01/28	6,780	7,304,636
5.000%, 11/01/28	1,180	1,245,226
5.000%, 04/01/29	7,280	7,913,932
4.000%, 08/01/29	2,800	2,835,782
5.000%, 10/01/29	1,530	1,565,899
5.000%, 11/01/29	1,210	1,328,563
5.000%, 12/01/29	3,055	3,359,044
5.000%, 09/01/30	1,420	1,464,818
4.000%, 09/01/31	2,000	2,023,016
5.000%, 10/01/31	2,010	2,270,833
5.000%, 08/01/32	1,790	1,842,820
5.000%, 04/01/33	1,940	2,085,766
4.000%, 11/01/33	1,360	1,385,046
4.000%, 11/01/35	1,000	1,015,612
4.000%, 10/01/39	1,500	1,529,643
5.000%, 10/01/39	755	847,384
5.000%, 09/01/41	880	961,712
5.000%, 04/01/42	1,455	1,570,948
5.000%, 09/01/43	1,250	1,386,381
5.000%, 08/01/44	1,000	1,104,863
State of California (GO) Series C
5.000%, 11/01/37	395	444,255
State of California Department of Water Resources (RB) Series BF
5.000%, 12/01/28	105	114,638
Stockton Unified School District (COP)
5.000%, 02/01/31	335	353,079
Stockton Unified School District (GO) (AGM) Series A
5.000%, 07/01/27	1,585	1,677,832
Stockton Unified School District (GO) (AGM) Series C
5.000%, 08/01/27	1,260	1,336,234
Sunnyvale School District (GO)
5.000%, 09/01/25	640	649,108
Sylvan Union School District (GO) Series C
5.000%, 08/01/26	405	419,156
Tracy Public Financing Authority (RB) Series A
5.000%, 11/01/27	490	520,943
5.000%, 11/01/28	510	551,553
University of California (RB) Series AO
5.000%, 05/15/31	1,635	1,645,201
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
University of California (RB) Series AV
5.000%, 05/15/32	1,905	$1,992,560
University of California (RB) Series BE
5.000%, 05/15/38	3,000	3,260,497
University of California (RB) Series BH
5.000%, 05/15/25	1,115	1,122,747
University of California (RB) Series BN
5.000%, 05/15/41	2,510	2,789,978
University of California (RB) Series BZ
5.000%, 05/15/40	5,000	5,723,573
Ventura County Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/25)	500	505,731
4.000%, 08/01/32	3,000	3,006,338
Walnut Creek Elementary School District Contra Costa County (GO)
4.000%, 09/01/25	100	100,819
West Basin Municipal Water District (RB) Series A
5.000%, 08/01/27	770	816,587
5.000%, 08/01/30	2,820	2,880,153
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/25	520	525,860
5.000%, 08/01/26	545	563,400
5.000%, 08/01/27	575	607,026
West Contra Costa Unified School District (GO) (BAM) Series B
5.000%, 08/01/44	365	400,949
West Valley-Mission Community College District (GO) Series A
5.000%, 08/01/29	135	149,161
Windsor Unified School District (GO)
4.000%, 08/01/26	105	106,924
TOTAL MUNICIPAL BONDS (Cost $423,249,222)		420,271,152

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Shares	Value†
INVESTMENT COMPANIES — (0.0%)
BlackRock Liquidity Funds MuniCash (Cost $206,465)	206,444	$206,465
TOTAL INVESTMENTS — (100.0%)
(Cost $423,455,687)^^		$420,477,617
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$420,271,152	—	$420,271,152
Investment Companies	$206,465	—	—	206,465
Total Investments in Securities	$206,465	$420,271,152	—	$420,477,617

DFA NY Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (98.0%)
NEW YORK — (98.0%)
Amherst Central School District (GO) (ST AID WITHHLDG)
4.000%, 08/06/25	1,045	$1,051,427
Bethlehem Central School District (GO) (ST AID WITHHLDG)
5.000%, 06/15/25	1,015	1,024,696
Canton Central School District (GO) (ST AID WITHHLDG) Series A
4.000%, 06/27/25	965	969,482
City of New York (GO) Series A
5.000%, 08/01/25	1,080	1,092,041
5.000%, 08/01/27	2,275	2,298,980
City of New York (GO) Series A1
4.000%, 08/01/32	1,045	1,052,292
4.000%, 08/01/36	750	751,632
5.000%, 08/01/38	500	510,514
City of New York (GO) Series A-1
5.000%, 08/01/27	2,500	2,635,175
City of New York (GO) Series A-4
1.850%, 09/01/49	190	190,000
City of New York (GO) Series B-4
1.850%, 10/01/46	140	140,000
City of New York (GO) Series C
5.000%, 08/01/25	2,025	2,047,577
5.000%, 08/01/27	845	846,478
5.000%, 08/01/29	1,610	1,612,815
5.000%, 08/01/31	2,445	2,449,276
City of New York (GO) Series E
5.000%, 08/01/26	1,315	1,358,725
5.000%, 08/01/27	1,100	1,133,337
City of New York (GO) Series E1
5.000%, 04/01/25	825	827,964
City of New York (GO) Series F-1
5.000%, 08/01/25	440	444,906
5.000%, 08/01/26	1,395	1,441,385
5.000%, 06/01/35	750	754,960
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
City of North Tonawanda (GO)
4.750%, 05/16/25	750	$752,976
City of Rochester (GO) Series II
4.500%, 02/27/25	2,000	2,002,009
City of Rochester (GO) Series III
5.000%, 07/31/25	2,580	2,606,510
City of Schenectady (GO)
4.500%, 05/02/25	730	732,802
City of Yonkers (GO) (AGM ST AID WITHHLDG) Series B
5.000%, 02/15/26	280	286,729
Cold Spring Harbor Central School District (GO) (ST AID WITHHLDG)
3.000%, 06/15/25	300	299,929
County of Chautauqua (GO) (BAM)
4.000%, 06/01/25	325	326,324
County of Erie (GO) Series A
5.000%, 09/15/25	190	192,630
5.000%, 09/15/26	350	363,562
County of Nassau (GO) Series C
5.000%, 10/01/32	515	537,181
County of Schenectady (GO)
5.000%, 06/15/25	140	141,172
County of Suffolk (GO) (AGM) Series A
5.000%, 02/01/25	1,000	1,000,000
Croton-Harmon Union Free School District (GO) (ST AID WITHHLDG) Series A
4.000%, 06/27/25	920	923,524
Dutchess County Local Development Corp. (RB) Series B
4.000%, 07/01/34	20	20,013
East Greenbush Central School District (GO) (ST AID WITHHLDG)
3.500%, 12/11/25	795	799,623

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
East Hampton Union Free School District (GO) (ST AID WITHHLDG) Series B
4.500%, 06/26/25	1,000	$1,006,793
Elmira City School District (GO) (ST AID WITHHLDG)
4.500%, 06/13/25	650	653,787
Empire State Development Corp. (RB) Series A
5.000%, 03/15/25	4,105	4,115,926
5.000%, 03/15/30	2,935	2,992,761
5.000%, 03/15/32	905	924,613
4.000%, 03/15/37	3,010	3,017,140
5.000%, 03/15/38	1,500	1,513,940
Erie County Industrial Development Agency (RB) (ST AID WITHHLDG) Series A
5.000%, 05/01/25	250	251,433
Geneva City School District (GO) (ST AID WITHHLDG)
4.000%, 06/27/25	1,040	1,044,720
Herricks Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 07/30/25	1,070	1,076,359
Horseheads Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/26/25	750	752,949
Lake Placid Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/15/25	560	562,621
Lancaster Central School District (GO) (ST AID WITHHLDG)
4.500%, 06/06/25	1,175	1,181,594
Lewiston-Porter Central School District (GO) (ST AID WITHHLDG)
4.250%, 06/24/25	765	768,840
Metropolitan Transportation Authority (RB) Series C1
5.000%, 11/15/34	970	977,900
Monroe County Industrial Development Corp. (RB) Series A
5.000%, 12/01/25	300	303,127
5.000%, 07/01/26	1,185	1,195,445
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Naples Central School District (GO) (ST AID WITHHLDG)
4.250%, 06/25/25	1,000	$1,004,452
New York City Industrial Development Agency (RB) (AGM) Series A
5.000%, 03/01/28	520	549,716
New York Convention Center Development Corp. (RB)
5.000%, 11/15/25	115	116,578
New York State Dormitory Authority (RB) Series 2015B-C
5.000%, 03/15/41	2,000	2,016,145
New York State Dormitory Authority (RB) Series A
¤ 5.000%, 02/15/25 (Pre-refunded @ $100, 2/15/25)	2,610	2,611,793
5.000%, 03/15/25	2,825	2,832,622
¤ 5.000%, 03/15/26 (Pre-refunded @ $100, 3/15/25)	860	862,330
5.000%, 03/15/26	2,570	2,637,227
¤ 5.000%, 03/15/29 (Pre-refunded @ $100, 3/15/25)	1,085	1,087,939
5.000%, 03/15/30	1,425	1,467,231
¤ 5.000%, 07/01/31 (Pre-refunded @ $100, 7/1/25)	1,250	1,261,831
5.000%, 03/15/33	1,395	1,413,345
5.000%, 07/01/35	1,450	1,457,670
5.000%, 03/15/36	2,000	2,047,818
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/25	615	615,475
¤ 5.000%, 02/15/29 (Pre-refunded @ $100, 2/15/25)	2,475	2,476,911
5.000%, 02/15/41	2,000	2,001,544
New York State Dormitory Authority (RB) Series B-GRP B
5.000%, 02/15/35	1,500	1,501,158
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/26	60	61,445
5.000%, 02/15/30	2,870	2,953,047
New York State Dormitory Authority (RB) Series E
5.000%, 02/15/25	1,015	1,015,784

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
¤ 4.000%, 03/15/27 (Pre-refunded @ $100, 9/15/25)	3,720	$3,751,091
5.000%, 02/15/30	825	826,197
4.000%, 02/15/34	2,500	2,500,551
4.000%, 02/15/35	1,000	999,982
5.000%, 03/15/35	2,070	2,090,124
5.000%, 03/15/36	2,500	2,523,998
Niagara Falls City School District (GO) (BAM ST AID WITHHLDG)
5.000%, 06/15/25	785	791,716
Niagara Falls City School District (GO) (ST AID WITHHLDG)
4.500%, 07/10/25	500	503,065
North Syracuse Central School District (GO) (ST AID WITHHLDG)
4.250%, 08/01/25	1,000	1,006,329
Oriskany Central School District (GO) (ST AID WITHHLDG)
4.500%, 06/27/25	1,010	1,016,036
Oswego City School District (GO) (ST AID WITHHLDG)
4.500%, 07/18/25	650	654,345
Port Authority of New York & New Jersey (RB) Series 189
5.000%, 05/01/28	1,325	1,331,381
Port Authority of New York & New Jersey (RB) Series 194
5.000%, 10/15/35	2,000	2,022,858
Port Authority of New York & New Jersey (RB) Series 230
4.000%, 12/01/25	385	389,516
Port Authority of New York & New Jersey (RB) Series 243
5.000%, 12/01/25	1,525	1,555,288
Poughkeepsie School District (GO) (ST AID WITHHLDG)
4.500%, 06/25/25	250	251,443
Riverhead Central School District (GO) (ST AID WITHHLDG) Series A
5.000%, 03/15/25	710	711,792
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Salmon River Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/27/25	900	$903,667
Southampton Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 06/20/25	750	755,515
Southwestern Central School District (GO) (ST AID WITHHLDG) Series A
4.250%, 06/26/25	1,030	1,035,690
Suffolk County Water Authority (RB)
4.000%, 06/01/31	2,160	2,167,095
Tonawanda City School District (GO) (ST AID WITHHLDG)
4.500%, 06/13/25	1,000	1,005,604
Town of Amherst (GO)
4.000%, 10/30/25	2,500	2,520,721
Town of Babylon (GO)
3.000%, 07/01/25	375	375,024
Town of Bedford (GO) Series A
3.000%, 03/15/25	330	329,996
Town of East Hampton (GO) Series A
4.000%, 08/15/25	780	784,915
Town of Harrison/Village of Harrison (GO)
5.000%, 07/01/25	140	141,316
Town of Hempstead (GO) (AGM)
4.000%, 04/01/28	2,000	2,002,679
Town of Islip (GO)
4.000%, 10/15/29	725	731,487
Town of Monroe (GO)
4.000%, 08/01/25	1,000	1,006,078
Town of North Hempstead (GO) Series A
4.000%, 03/21/25	2,305	2,308,599
Town of North Hempstead (GO) Series B
4.000%, 09/19/25	525	529,116
Town of Oyster Bay (GO)
4.000%, 08/21/25	1,435	1,444,256
Town of Webster (GO) Series A
4.000%, 08/26/25	1,050	1,056,473
Triborough Bridge & Tunnel Authority (RB) Series C-1
5.000%, 11/15/25	1,310	1,335,350

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Triborough Bridge & Tunnel Authority (RB) Series 2008-B-3
5.000%, 11/15/37	1,835	$1,856,736
Triborough Bridge & Tunnel Authority (RB) Series A
5.000%, 11/15/25	1,340	1,365,930
Triborough Bridge & Tunnel Authority (RB) Series C-2
5.000%, 05/15/25	1,065	1,072,027
Utica School District (GO) (ST AID WITHHLDG)
4.500%, 07/25/25	1,000	1,007,414
Village of Garden City (GO)
4.000%, 02/14/25	2,000	2,000,578
Village of Kings Point (GO)
4.250%, 07/18/25	1,000	1,005,991
Wayne Central School District (GO) (ST AID WITHHLDG)
4.250%, 06/27/25	750	753,815
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Westhampton Beach Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 06/26/25	885	$889,260
TOTAL MUNICIPAL BONDS (Cost $143,204,923)		143,261,699

	Shares
INVESTMENT COMPANIES — (2.0%)
BlackRock Liquidity Funds MuniCash (Cost $2,934,956)	2,934,662	2,934,955
TOTAL INVESTMENTS — (100.0%)
(Cost $146,139,879)^^		$146,196,654
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$143,261,699	—	$143,261,699
Investment Companies	$2,934,955	—	—	2,934,955
Total Investments in Securities	$2,934,955	$143,261,699	—	$146,196,654

Dimensional Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (14.7%)
U.S. Large Company Portfolio	86,748	$3,475,977
U.S. Core Equity 1 Portfolio	77,899	3,473,525
TOTAL DOMESTIC EQUITIES		6,949,502
INTERNATIONAL EQUITIES — (5.3%)
Large Cap International Portfolio	41,655	1,161,341
Emerging Markets Core Equity Portfolio	32,801	766,887
International Core Equity Portfolio	36,339	580,700
TOTAL INTERNATIONAL EQUITIES		2,508,928
FIXED INCOME (DOMESTIC) — (80.0%)
DFA Inflation-Protected Securities Portfolio	2,083,215	22,727,874
DFA One-Year Fixed Income Portfolio	1,476,234	15,131,398
TOTAL FIXED INCOME (DOMESTIC)		37,859,272
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $43,102,229)		$47,317,702
TEMPORARY CASH INVESTMENTS — (0.0%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.330% (Cost $16,198)	16,198	16,198
TOTAL INVESTMENTS — (100.0%) (Cost $43,118,427)^^		$47,333,900
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$47,317,702	—	—	$47,317,702
Temporary Cash Investments	16,198	—	—	16,198
Total Investments in Securities	$47,333,900	—	—	$47,333,900

ORGANIZATION
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2025, the Fund consisted of one hundred and three operational portfolios, (the “Portfolios”) all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the “Advisor”). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2070 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments (“Underlying Funds”). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio) invests primarily in a corresponding master fund(s) (“Master Fund”). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio,  International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio and Emerging Markets Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund, which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Oregon Municipal Bond Portfolio, DFA Global Core Plus Real Return Portfolio and DFA Short-Term Selective State Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1. TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios.
3. FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4. FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the “Subsidiary.”
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as “variation margin”, to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all  exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

5. OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6. COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of January 31, 2025, the DFA Commodity Strategy Portfolio held $239,175,329 in the Subsidiary, representing 22.46% of DFA Commodity Strategy Portfolio’s total assets.
7. SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a “CDS” transaction) or on a basket or index of securities (sometimes referred to as a “CDX” transaction). The “buyer” in a credit default contract typically is obligated to pay the “seller” a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating “synthetic” inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At January 31, 2025, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$249,126
U.S. Large Cap Value Portfolio	15,785,226
U.S. Targeted Value Portfolio	10,293,501
U.S. Small Cap Value Portfolio	13,151,452
U.S. Core Equity 1 Portfolio	12,237,422
U.S. Core Equity 2 Portfolio	12,922,669
U.S. Vector Equity Portfolio	3,195,147
U.S. Small Cap Portfolio	11,189,290
U.S. Micro Cap Portfolio	4,610,740
DFA Real Estate Securities Portfolio	4,349,541
Large Cap International Portfolio	4,129,016
International Core Equity Portfolio	24,067,059
International Small Company Portfolio	9,856,127
Global Small Company Portfolio	71,942
Japanese Small Company Portfolio	176,570
Asia Pacific Small Company Portfolio	153,616
United Kingdom Small Company Portfolio	19,357
Continental Small Company Portfolio	12,041
DFA International Real Estate Securities Portfolio	3,649,751
DFA Global Real Estate Securities Portfolio	6,804,110
DFA International Small Cap Value Portfolio	8,971,359
International Vector Equity Portfolio	2,635,433
World ex U.S. Value Portfolio	224,067
World ex U.S. Targeted Value Portfolio	595,056
World ex U.S. Core Equity Portfolio	3,244,841
Selectively Hedged Global Equity Portfolio	166,176
Emerging Markets Portfolio	2,877,313
Emerging Markets Small Cap Portfolio	2,682,797
Emerging Markets Value Portfolio	9,195,611
Emerging Markets Core Equity Portfolio	19,874,297
U.S. Large Cap Equity Portfolio	1,026,458
DFA Commodity Strategy Portfolio	2,762,516
DFA One-Year Fixed Income Portfolio	4,767,592

Federal Tax Cost
DFA Two-Year Global Fixed Income Portfolio	$4,496,880
DFA Selectively Hedged Global Fixed Income Portfolio	1,009,712
DFA Short-Term Government Portfolio	1,690,033
DFA Five-Year Global Fixed Income Portfolio	9,369,867
DFA World ex U.S. Government Fixed Income Portfolio	1,094,024
DFA Intermediate Government Fixed Income Portfolio	6,277,766
DFA Short-Term Extended Quality Portfolio	5,661,471
DFA Intermediate-Term Extended Quality Portfolio	1,976,969
DFA Targeted Credit Portfolio	854,989
DFA Investment Grade Portfolio	12,748,947
DFA Inflation-Protected Securities Portfolio	5,537,317
DFA Short-Term Municipal Bond Portfolio	1,559,640
DFA Intermediate-Term Municipal Bond Portfolio	1,367,600
DFA Selective State Municipal Bond Portfolio	445,942
DFA Short-Term Selective State Municipal Bond Portfolio	189,206
DFA California Short-Term Municipal Bond Portfolio	704,645
DFA California Intermediate-Term Municipal Bond Portfolio	423,406
DFA NY Municipal Bond Portfolio	146,141
Dimensional Retirement Income Fund	45,743
Dimensional 2045 Target Date Retirement Income Fund	139,293
Dimensional 2050 Target Date Retirement Income Fund	121,636
Dimensional 2055 Target Date Retirement Income Fund	85,775
Dimensional 2060 Target Date Retirement Income Fund	70,922
Dimensional 2065 Target Date Retirement Income Fund	25,790
Dimensional 2070 Target Date Retirement Income Fund	10
Dimensional 2010 Target Date Retirement Income Fund	12,594
Dimensional 2015 Target Date Retirement Income Fund	24,131
Dimensional 2020 Target Date Retirement Income Fund	67,568
Dimensional 2025 Target Date Retirement Income Fund	135,176
Dimensional 2030 Target Date Retirement Income Fund	176,412
Dimensional 2035 Target Date Retirement Income Fund	170,128
Dimensional 2040 Target Date Retirement Income Fund	156,410
DFA Short-Duration Real Return Portfolio	1,929,109
DFA Municipal Real Return Portfolio	1,624,160
DFA Municipal Bond Portfolio	516,289
World Core Equity Portfolio	658,740
DFA LTIP Portfolio	537,136
U.S. Social Core Equity 2 Portfolio	905,701
U.S. Sustainability Core 1 Portfolio	4,003,544
U.S. Sustainability Targeted Value Portfolio	396,727
International Sustainability Core 1 Portfolio	2,751,371
International Social Core Equity Portfolio	1,241,419
Global Social Core Equity Portfolio	46,999
Emerging Markets Social Core Equity Portfolio	1,269,514
Dimensional VA U.S. Targeted Value Portfolio	599,848
Dimensional VA U.S. Large Value Portfolio	430,744
Dimensional VA International Value Portfolio	460,024
Dimensional VA International Small Portfolio	316,823

Federal Tax Cost
Dimensional VA Short-Term Fixed Portfolio	$396,118
Dimensional VA Global Bond Portfolio	335,780
Dimensional VIT Inflation-Protected Securities Portfolio	216,845
Dimensional VA Global Moderate Allocation Portfolio	167,417
U.S. Large Cap Growth Portfolio	2,000,400
U.S. Small Cap Growth Portfolio	1,116,065
International Large Cap Growth Portfolio	722,206
International Small Cap Growth Portfolio	228,187
DFA Social Fixed Income Portfolio	659,199
DFA Diversified Fixed Income Portfolio	1,823,968
U.S. High Relative Profitability Portfolio	3,409,585
International High Relative Profitability Portfolio	1,285,930
Dimensional VA Equity Allocation Portfolio	149,083
DFA MN Municipal Bond Portfolio	26,133
DFA California Municipal Real Return Portfolio	335,639
DFA Global Core Plus Fixed Income Portfolio	2,853,157
Emerging Markets Sustainability Core 1 Portfolio	927,559
Emerging Markets Targeted Value Portfolio	225,734
DFA Global Sustainability Fixed Income Portfolio	763,080
DFA Oregon Municipal Bond Portfolio	72,344
DFA Global Core Plus Real Return Portfolio	275,807
Emerging Markets ex China Core Equity Portfolio	1,083,778
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.